UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act File Number 811-03213
NATIONWIDE VARIABLE INSURANCE TRUST
(Exact name of registrant as specified in charter)

1000 CONTINENTAL DRIVE, SUITE 400, KING OF PRUSSIA, PA 19406
(Address of principal executive offices) (Zip code)
ERIC E. MILLER, ESQ.
1000 Continental Drive
Suite 400
King of Prussia, PA 19406
(Name and address of agent for service)
Registrant’s telephone number, including area code: (610) 230-2800
Date of fiscal year end: 12/31/2010
Date of reporting period: 3/31/2010
     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
     File the schedules as of the close of the reporting period as set forth in §§ 210.12-12 - 12-14 of Regulation S-X [17 CFR §§ 210.12-12 — 12-14]. The schedules need not be audited.
Statement of Investments
March 31, 2010 (Unaudited)
AllianceBernstein NVIT Global Fixed Income Fund

	Principal		Market
	Amount		Value

Corporate Bonds 36.9%
AUSTRALIA 1.1%
Capital Markets 0.3%
Macquarie Bank Ltd., 6.50%, 05/31/17(a)	AUD	30,000	$24,790
Macquarie Group Ltd., 7.63%, 08/13/19(b)		$75,000	83,715

			108,505

Commercial Banks 0.3%
Australia & New Zealand Banking Group, 5.25%, 05/20/13	EUR	63,000	92,369
National Capital Trust II, 5.49%, 12/31/49(b)(c)(d)		$18,000	16,419

			108,788

Metals & Mining 0.5%
BHP Billiton Finance USA Ltd., 5.50%, 04/01/14		50,000	55,018
Rio Tinto Finance USA Ltd., 5.88%, 07/15/13		100,000	109,919

			164,937

			382,230

BELGIUM 0.1%
Food & Staples Retailing 0.1%
Delhaize Group SA, 5.88%, 02/01/14		20,000	21,869

BERMUDA 0.4%
Diversified Financial Services 0.3%
Noble Group Ltd., 6.75%, 01/29/20(b)		100,000	103,375

Machinery 0.1%
Ingersoll-Rand Global Holding Co. Ltd., 9.50%, 04/15/14		25,000	30,313

			133,688

CANADA 1.6%
Commercial Banks 0.3%
Royal Bank of Canada, 4.63%, 01/22/18	EUR	75,000	108,605

Diversified Telecommunication Services 0.3%
Bell Canada, 4.85%, 06/30/14	CAD	83,000	85,835
TELUS Corp., 4.95%, 05/15/14		30,000	31,101

			116,936

Metals & Mining 0.2%
Teck Resources Ltd., 9.75%, 05/15/14		$45,000	53,325

Oil, Gas & Consumable Fuels 0.6%
Canadian Natural Resources Ltd., 5.15%, 02/01/13		40,000	42,947
Devon Financing Corp. ULC, 6.88%, 09/30/11		50,000	53,951
Husky Energy, Inc., 7.25%, 12/15/19		85,000	98,455

			195,353

Road & Rail 0.2%
Canadian National Railway Co., 5.55%, 03/01/19		60,000	64,427

			538,646

CAYMAN ISLANDS 0.6%
Consumer Finance 0.4%
Petrobras International Finance Co., 5.75%, 01/20/20		120,000	122,939

Insurance 0.0%†
XL Capital Ltd., 5.25%, 09/15/14		18,000	18,607

Metals & Mining 0.2%
Vale Overseas Ltd., 6.88%, 11/21/36		60,000	62,367

			203,913

COLOMBIA 0.1%
Oil, Gas & Consumable Fuels 0.1%
Ecopetrol SA, 7.63%, 07/23/19		41,000	45,510

FRANCE 0.4%
Capital Markets 0.2%
BNP Paribas Home Loan, 4.75%, 05/28/13	EUR	50,000	73,109

Diversified Financial Services 0.2%
HSBC Covered Bonds France, 3.38%, 01/20/17		50,000	68,303

			141,412

GERMANY 0.3%
Capital Markets 0.3%
Deutsche Bank AG, 4.88%, 05/20/13		$90,000	96,446

IRELAND 0.4%
Diversified Financial Services 0.4%
TransCapitalInvest Ltd. for OJSC AK Transneft, 7.70%, 08/07/13(b)		135,000	150,092

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
AllianceBernstein NVIT Global Fixed Income Fund

	Principal		Market
	Amount		Value

Corporate Bonds (continued)
LUXEMBOURG 1.8%
Commercial Banks 0.4%
RSHB Capital SA for OJSC Russian Agricultural Bank, 7.75%, 05/29/18(b)		$123,000	$138,055

Construction Materials 0.0%†
Holcim US Finance Sarl & Cie SCS, 6.00%, 12/30/19(b)		11,000	11,424

Diversified Telecommunication Services 0.2%
Telecom Italia Capital SA, 5.25%, 11/15/13		55,000	57,608

Industrial Conglomerates 0.2%
Tyco International Finance SA, 8.50%, 01/15/19		50,000	62,008

Metals & Mining 0.6%
ArcelorMittal, 9.00%, 02/15/15		75,000	89,575
Steel Capital SA, 9.75%, 07/29/13(b)		100,000	110,375

			199,950

Oil, Gas & Consumable Fuels 0.4%
Gaz Capital SA, 6.21%, 11/22/16(b)		130,000	133,900

			602,945

MALAYSIA 0.3%
Oil, Gas & Consumable Fuels 0.3%
Petronas Capital Ltd., 5.25%, 08/12/19(b)		100,000	101,372

MEXICO 0.3%
Wireless Telecommunication Services 0.3%
America Movil SAB de CV, 5.00%, 03/30/20(b)		100,000	98,587

NETHERLANDS 1.3%
Chemicals 0.3%
Bayer Capital Corp. BV, 4.63%, 09/26/14	EUR	65,000	94,558

Commercial Banks 0.4%
ABN Amro Bank NV, 4.31%, 12/31/49(c)(d)		55,000	50,143
Rabobank Nederland NV, 4.75%, 06/06/22		55,000	78,447

			128,590

Consumer Finance 0.2%
BMW Finance NV, 2.88%, 04/18/13		60,000	82,662

Oil, Gas & Consumable Fuels 0.4%
KazMunaiGaz Finance Sub BV, 9.13%, 07/02/18(b)		$100,000	121,125

			426,935

NORWAY 0.2%
Commercial Banks 0.2%
DnB NOR Boligkreditt, 3.38%, 01/20/17	EUR	50,000	68,001

SPAIN 0.2%
Commercial Banks 0.2%
BBVA Senior Finance SAU, 3.63%, 05/14/12		50,000	69,727

SWEDEN 0.5%
Thrifts & Mortgage Finance 0.5%
Nordea Hypotek AB
3.50%, 01/18/17	EUR	50,000	68,759
4.25%, 02/06/14		75,000	107,984

			176,743

SWITZERLAND 0.6%
Commercial Banks 0.5%
Credit Suisse, London, 6.13%, 08/05/13		55,000	82,731
UBS AG, 5.63%, 05/19/14		45,000	66,096

			148,827

Energy Equipment & Services 0.1%
Weatherford International Ltd., 5.15%, 03/15/13		$40,000	42,503

			191,330

UNITED KINGDOM 2.9%
Commercial Banks 1.6%
Bank of Scotland PLC, 4.75%, 06/08/22	EUR	100,000	135,426
Barclays Bank PLC, 4.75%, 12/31/49(c)(d)		70,000	66,655
Lloyds TSB Bank PLC, 4.38%, 01/12/15(b)		$100,000	98,578
Royal Bank of Scotland Group PLC, 7.64%, 12/31/49(c)(d)		100,000	63,000
Royal Bank of Scotland PLC (The), 4.88%, 08/25/14(b)		100,000	100,642
Standard Chartered Bank, 5.88%, 09/26/17	EUR	50,000	73,128

			537,429

Diversified Telecommunication Services 0.3%
British Telecommunications PLC, 9.63%, 12/15/30		$77,000	96,965

Media 0.3%
WPP Finance UK, 8.00%, 09/15/14		100,000	114,899

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
AllianceBernstein NVIT Global Fixed Income Fund

	Principal		Market
	Amount		Value

Corporate Bonds (continued)
UNITED KINGDOM 2.9% (continued)
Thrifts & Mortgage Finance 0.7%
Abbey National Treasury Service, 4.25%, 04/12/21	EUR	100,000	$134,553
Nationwide Building Society, 4.65%, 02/25/15(b)		$100,000	99,736

			234,289

			983,582

UNITED STATES 23.8%
Airlines 0.2%
Southwest Airlines Co.
5.25%, 10/01/14		35,000	36,329
5.75%, 12/15/16		35,000	35,796

			72,125

Auto Components 0.1%
Goodyear Tire and Rubber Co. (The), 9.00%, 07/01/15		30,000	30,975

Building Products 0.4%
Masco Corp., 6.13%, 10/03/16		68,000	67,807
Owens Corning, 9.00%, 06/15/19		70,000	82,489

			150,296

Capital Markets 0.4%
Goldman Sachs Group, Inc. (The), 7.50%, 02/15/19		125,000	142,850

Chemicals 0.3%
Dow Chemical Co. (The), 8.55%, 05/15/19		72,000	87,102
Eastman Chemical Co., 5.50%, 11/15/19		20,000	20,478

			107,580

Commercial Banks 1.1%
Commerzbank Capital Funding Trust I, 5.01%, 12/31/49(d)	EUR	100,000	80,026
U.S. Bank, NA, 4.38%, 02/28/17(a)		50,000	67,803
Wells Fargo & Co., 4.38%, 01/31/13		$200,000	211,069

			358,898

Commercial Services & Supplies 0.4%
ACCO Brands Corp., 10.63%, 03/15/15(b)		30,000	32,775
Republic Services, Inc., 5.25%, 11/15/21(b)		97,000	95,891

			128,666

Communications Equipment 0.2%
Cablevision Systems Corp., 8.00%, 04/15/12		62,000	66,262

Computers & Peripherals 0.2%
Dell, Inc., 5.63%, 04/15/14		45,000	49,519

Consumer Finance 0.7%
American Express Co., 7.25%, 05/20/14		93,000	105,394
Nissan Motor Acceptance Corp., 4.50%, 01/30/15(b)		66,000	66,166
SLM Corp., 8.45%, 06/15/18		60,000	60,682

			232,242

Diversified Financial Services 2.8%
Bank of America Corp., 4.90%, 05/01/13		275,000	287,699
Citigroup, Inc., 5.50%, 04/11/13		220,000	231,172
General Electric Capital Corp., 5.63%, 05/01/18		135,000	141,077
Harley-Davidson Funding Corp., 5.75%, 12/15/14(b)		30,000	30,577
John Deere Capital Corp., 5.25%, 10/01/12		60,000	65,141
JPMorgan Chase & Co., 6.75%, 02/01/11		125,000	131,053
Teco Finance, Inc.
4.00%, 03/15/16		20,000	19,708
5.15%, 03/15/20		25,000	24,688
Textron Financial Corp.
4.60%, 05/03/10		5,000	5,000
5.40%, 04/28/13		11,000	11,302

			947,417

Diversified Telecommunication Services 1.1%
AT&T, Inc., 5.60%, 05/15/18		150,000	160,227
Embarq Corp., 7.08%, 06/01/16		70,000	76,240
Verizon Communications, Inc., 5.25%, 04/15/13		75,000	81,937
Windstream Corp., 8.63%, 08/01/16		48,000	49,080

			367,484

Electric Utilities 1.5%
Allegheny Energy Supply Co. LLC, 5.75%, 10/15/19(b)		105,000	103,615
CMS Energy Corp., 8.75%, 06/15/19		31,000	35,002
Edison Mission Energy, 7.00%, 05/15/17		77,000	53,708
FirstEnergy Solutions Corp., 6.05%, 08/15/21		77,000	77,099
NiSource Finance Corp., 6.80%, 01/15/19		75,000	81,534
Oncor Electric Delivery Co. LLC, 5.95%, 09/01/13		90,000	98,284
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
AllianceBernstein NVIT Global Fixed Income Fund

	Principal	Market
	Amount	Value

Corporate Bonds (continued)
UNITED STATES 23.8% (continued)
Electric Utilities 1.5%
Southern Co. (The), 4.15%, 05/15/14	$39,000	$40,705
Union Electric Co., 6.70%, 02/01/19	15,000	16,593

		506,540

Energy Equipment & Services 0.5%
Antero Resources Finance Corp., 9.38%, 12/01/17(b)	14,000	14,420
EQT Corp., 8.13%, 06/01/19	10,000	11,881
Hess Corp., 8.13%, 02/15/19	34,000	41,444
Marathon Oil Corp., 7.50%, 02/15/19	25,000	29,365
Nabors Industries, Inc., 6.15%, 02/15/18	71,000	75,637

		172,747

Food & Staples Retailing 0.5%
Ahold Finance USA LLC, 6.88%, 05/01/29	75,000	81,672
CVS Caremark Corp., 6.60%, 03/15/19	35,000	39,131
SUPERVALU, Inc., 8.00%, 05/01/16	50,000	50,625

		171,428

Food Products 0.7%
Bunge Ltd. Finance Corp., 8.50%, 06/15/19	68,000	79,051
Kraft Foods, Inc., 6.13%, 08/23/18	75,000	81,732
Sara Lee Corp., 6.25%, 09/15/11	75,000	79,694

		240,477

Gas Utilities 0.3%
DCP Midstream LLC
5.35%, 03/15/20(b)	15,000	15,030
9.75%, 03/15/19(b)	25,000	32,050
Dynegy Holdings, Inc., 8.38%, 05/01/16	68,000	56,440

		103,520

Health Care Equipment & Supplies 0.3%
Bausch & Lomb, Inc., 9.88%, 11/01/15	40,000	42,300
Baxter International, Inc., 5.38%, 06/01/18	60,000	64,478

		106,778

Health Care Providers & Services 1.5%
Coventry Health Care, Inc.
5.95%, 03/15/17	15,000	14,314
6.13%, 01/15/15	10,000	9,952
6.30%, 08/15/14	55,000	56,232
Express Scripts, Inc., 5.25%, 06/15/12	75,000	79,969
HCA, Inc., 8.50%, 04/15/19(b)	10,000	10,756
Humana, Inc.
6.30%, 08/01/18	10,000	10,173
6.45%, 06/01/16	10,000	10,465
7.20%, 06/15/18	63,000	68,125
McKesson Corp., 5.25%, 03/01/13	90,000	96,049
UnitedHealth Group, Inc., 6.00%, 02/15/18	30,000	32,031
Universal Health Services, Inc., 7.13%, 06/30/16	60,000	67,116
WellPoint, Inc.
5.88%, 06/15/17	20,000	21,473
7.00%, 02/15/19	23,000	26,082

		502,737

Hotels, Restaurants & Leisure 0.2%
Wyndham Worldwide Corp., 6.00%, 12/01/16	69,000	68,354

Household Durables 0.5%
Mohawk Industries, Inc., 6.88%, 01/15/16	66,000	68,145
Toll Brothers Finance Corp., 8.91%, 10/15/17	25,000	28,514
Whirlpool Corp., 8.60%, 05/01/14	73,000	84,719

		181,378

Household Products 0.3%
Jarden Corp., 7.50%, 01/15/20	100,000	101,000

Independent Power Producers & Energy Traders 0.3%
AES Corp. (The)
7.75%, 03/01/14	24,000	24,540
7.75%, 10/15/15	5,000	5,087
RRI Energy, Inc., 7.63%, 06/15/14	65,000	60,775

		90,402

Information Technology Services 0.7%
Electronic Data Systems Corp., 6.00%, 08/01/13	70,000	78,303
Western Union Co. (The), 5.93%, 10/01/16	150,000	165,884

		244,187

Insurance 1.6%
Guardian Life Insurance Co. of America, 7.38%, 09/30/39(b)	35,000	37,476
Hartford Financial Services Group, Inc. 4.00%, 03/30/15	47,000	46,561
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
AllianceBernstein NVIT Global Fixed Income Fund

	Principal		Market
	Amount		Value

Corporate Bonds (continued)
UNITED STATES 23.8% (continued)
Insurance 1.6%
6.30%, 03/15/18		$40,000	$41,871
ING Capital Funding TR III, 8.44%, 12/31/49(c)(d)		40,000	37,800
Liberty Mutual Group, Inc., 7.80%, 03/15/37(b)		58,000	51,330
Lincoln National Corp., 8.75%, 07/01/19		19,000	23,233
Massachusetts Mutual Life Insurance Co., 8.88%, 06/01/39(b)		45,000	57,323
Metropolitan Life Global Funding I, 5.13%, 06/10/14(b)		100,000	105,919
Principal Financial Group, Inc., 7.88%, 05/15/14		50,000	56,580
Prudential Financial, Inc.
5.15%, 01/15/13		46,000	48,808
6.20%, 01/15/15		10,000	10,916
7.38%, 06/15/19		5,000	5,734

			523,551

Machinery 0.2%
Case New Holland, Inc., 7.13%, 03/01/14		24,000	24,300
Parker Hannifin Corp., 5.50%, 05/15/18		37,000	39,276

			63,576

Media 2.2%
CBS Corp., 8.20%, 05/15/14		65,000	75,888
Comcast Corp.
5.30%, 01/15/14		77,000	82,788
5.90%, 03/15/16		40,000	43,696
CSC Holdings LLC, 8.50%, 04/15/14(b)		28,000	29,820
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.75%, 10/01/14(b)		30,000	31,341
Time Warner Cable, Inc., 7.50%, 04/01/14		125,000	144,307
Time Warner, Inc., 7.63%, 04/15/31		125,000	142,765
Univision Communications, Inc., 12.00%, 07/01/14(b)		7,000	7,665
Viacom, Inc., 5.63%, 09/15/19		76,000	78,940
Walt Disney Co. (The), 5.50%, 03/15/19		100,000	108,592

			745,802

Metals & Mining 0.5%
Alcoa, Inc., 6.75%, 07/15/18		30,000	31,091
Freeport-McMoRan Copper & Gold, Inc., 8.38%, 04/01/17		75,000	83,438
United States Steel Corp., 6.05%, 06/01/17		50,000	48,125

			162,654

Multi-Utilities 0.7%
Ameren Corp., 8.88%, 05/15/14		54,000	62,308
DTE Energy Co., 7.63%, 05/15/14		28,000	31,854
NRG Energy, Inc., 7.25%, 02/01/14		65,000	65,487
Sempra Energy, 6.50%, 06/01/16		75,000	83,789

			243,438

Office Electronics 0.2%
Xerox Corp.
4.25%, 02/15/15		20,000	20,165
8.25%, 05/15/14		30,000	34,834

			54,999

Oil, Gas & Consumable Fuels 1.2%
ConocoPhillips, 6.00%, 01/15/20		80,000	88,864
Noble Energy, Inc., 8.25%, 03/01/19		75,000	90,833
Tesoro Corp., Texas, 6.50%, 06/01/17		33,000	30,360
Valero Energy Corp.
6.88%, 04/15/12		50,000	54,184
9.38%, 03/15/19		50,000	59,527
Williams Cos., Inc. (The), 7.88%, 09/01/21		22,000	25,903
Williams Partners LP, 5.25%, 03/15/20(b)		44,000	44,090

			393,761

Paper & Forest Products 0.5%
International Paper Co., 7.95%, 06/15/18		50,000	58,417
Weyerhaeuser Co., 7.38%, 03/15/32		100,000	96,376

			154,793

Pharmaceuticals 0.2%
Pfizer, Inc., 4.75%, 06/03/16	EUR	50,000	73,668

Real Estate Investment Trusts (REITs) 0.3%
WEA Finance LLC, 5.75%, 09/02/15(b)		$100,000	105,248

Road & Rail 0.4%
Con-way, Inc., 6.70%, 05/01/34		54,000	48,993
Hertz Corp., 8.88%, 01/01/14		48,000	49,320
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
AllianceBernstein NVIT Global Fixed Income Fund

	Principal		Market
	Amount		Value

Corporate Bonds (continued)
UNITED STATES 23.8% (continued)
Road & Rail 0.4%
Ryder System, Inc., 5.85%, 11/01/16		$24,000	$25,335

			123,648

Software 0.4%
Oracle Corp., 5.75%, 04/15/18		120,000	131,617

Tobacco 0.2%
Altria Group, Inc., 9.70%, 11/10/18		45,000	55,333

Wireless Telecommunication Services 0.0%†
Cricket Communications, Inc., 7.75%, 05/15/16		15,000	15,562

			7,991,512

Total Corporate Bonds (cost $11,266,009)			12,424,540

Commercial Mortgage Backed Securities 3.6%
UNITED STATES 3.6%
Banc of America Commercial Mortgage, Inc., Series 2006-5, Class A4, 5.41%, 09/10/47		155,000	155,141
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4, 5.82%, 12/10/49(a)		138,238	138,215
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-CB16, Class A4, 5.55%, 05/12/45		200,000	203,238
LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class A4, 5.16%, 02/15/31		125,000	126,757
Series 2007-C1, Class A4, 5.42%, 02/15/40		180,000	174,362
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A4, 5.83%, 06/12/50(a)		125,000	122,677
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-3, Class A4, 5.41%, 07/12/46(a)		155,000	155,575
Morgan Stanley Capital I, Series 2007-T27, Class A4, 5.65%, 06/11/42(a)		125,000	129,261

Total Commercial Mortgage Backed Securities (cost $910,039)			1,205,226

Municipal Bonds 0.5%
UNITED STATES 0.5%
Municipal Bonds 0.5%
San Diego County Water Authority, 6.14%, 05/01/49		75,000	76,935
State of California, 7.63%, 03/01/40		80,000	83,294

Total Municipal Bonds (cost $156,677)			160,229

Sovereign Bonds 48.9%
AUSTRALIA 2.3%
Australian Government Bond, 5.75%, 04/15/12	AUD	850,000	791,430

AUSTRIA 2.8%
Austria Government Bond, 4.00%, 09/15/16(b)	EUR	650,000	941,633

BELGIUM 2.7%
Belgium Government Bond, 3.75%, 09/28/15		641,000	921,712

CANADA 7.6%
Canada Housing Trust No 1, 3.55%, 09/15/10(b)	CAD	990,000	987,904
Canadian Government Bond
1.50%, 03/01/12		150,000	147,039
4.00%, 06/01/16		220,000	227,261
4.25%, 06/01/18		410,000	425,610
Province of British Columbia, Canada, 4.25%, 06/18/14		125,000	129,063
Province of Ontario, Canada, 4.75%, 06/02/13		232,000	242,734
Province of Quebec, Canada
4.25%, 02/27/13	EUR	155,000	221,778
5.25%, 10/01/13	CAD	153,000	162,968

			2,544,357

CROATIA 0.3%
Croatia Government International Bond, 6.75%, 11/05/19(b)		$100,000	110,044

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
AllianceBernstein NVIT Global Fixed Income Fund

	Principal		Market
	Amount		Value

Sovereign Bonds (continued)
FRANCE 7.0%
Compagnie de Financement Foncier
4.38%, 11/19/14	EUR	100,000	$145,531
3.75%, 01/24/17		34,000	47,281
4.63%, 09/23/17		19,000	27,795
France Government Bond OAT
4.00%, 10/25/13		330,000	480,418
3.50%, 04/25/15		233,000	331,724
4.25%, 04/25/19		898,000	1,308,883

			2,341,632

GERMANY 5.4%
Bundesrepublik Deutschland
3.75%, 07/04/13		440,000	636,576
6.25%, 01/04/30		645,000	1,164,753

			1,801,329

HUNGARY 0.4%
Hungary Government Bond, 6.75%, 02/24/17	HUF	29,310,000	149,853

JAPAN 0.7%
Japan Finance Corp. for Municipal Enterprises, 2.00%, 05/09/16	JPY	20,000,000	229,088

LITHUANIA 0.3%
Lithuania Government International Bond, 6.75%, 01/15/15(b)		$100,000	109,159

NETHERLANDS 3.5%
Netherlands Government Bond
2.75%, 01/15/15		350,000	484,135
4.50%, 07/15/17		184,000	274,974
7.50%, 01/15/23		218,000	415,175

			1,174,284

NEW ZEALAND 0.7%
New Zealand Government Bond, 6.50%, 04/15/13	NZD	302,000	226,153

NORWAY 2.7%
Norway Government Bond, 6.50%, 05/15/13	NOK	4,802,000	898,012

PERU 0.1%
Republic of Peru, 7.13%, 03/30/19		$31,000	35,913

POLAND 0.4%
Poland Government International Bond, 4.68%, 10/15/19	EUR	100,000	136,753

SUPRANATIONAL 3.6%
European Investment Bank, 1.40%, 06/20/17	JPY	110,600,000	1,212,837

SWEDEN 3.5%
Swedish Government Bond
6.75%, 05/05/14	SEK	75,000	12,231
4.50%, 08/12/15		7,575,000	1,153,591

			1,165,822

UNITED KINGDOM 4.9%
United Kingdom Gilt
5.25%, 06/07/12	GBP	135,000	222,063
5.00%, 03/07/18		372,545	618,988
4.50%, 03/07/19		378,000	602,238
4.75%, 12/07/30		128,000	201,145

			1,644,434

Total Sovereign Bonds (cost $15,832,825)			16,434,445

U.S. Government Sponsored & Agency Obligations 1.1%
UNITED STATES 1.1%
Federal Home Loan Mortgage Corp., 4.75%, 01/19/16		$355,000	384,885

Total U.S. Government Sponsored & Agency Obligations (cost $385,039)			384,885

U.S. Treasury Bond 1.5%
UNITED STATES 1.5%
US Treasuries 1.5%
U.S. Treasury Bond, 5.38%, 02/15/31		458,000	506,662

Total U.S. Treasury Bond (cost $505,088)			506,662

U.S. Treasury Note 5.6%
UNITED STATES 5.6%
U.S. Treasury Note
4.50%, 11/15/15		508,000	555,069

3.88%, 05/15/18		480,000	492,112
2.75%, 02/15/19		906,000	840,952

Total U.S. Treasury Note (cost $1,922,025)			1,888,133

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

		Market
	Shares	Value

Mutual Fund 2.7%
Money Market Fund 2.7%
Invesco AIM Liquid Assets Portfolio, 0.11% (e)	913,887	913,887

Total Mutual Fund (cost $913,887)		913,887

Total Investments (cost $31,891,589) (f) — 100.8%		33,918,007

Liabilities in excess of other assets — (0.8)%		(275,782)

NET ASSETS — 100.0%		$33,642,225

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2010. The maturity date represents the actual maturity date.

(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at March 31, 2010 was $4,387,627 which represents 13.04% of net assets.

(c)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2010.

(d)	Perpetual bond security. The maturity date reflects the next call date.

(e)	Represents 7-day effective yield as of March 31, 2010.

(f)	At March 31, 2010, the tax basis cost of the Fund’s investments was $31,899,316, tax unrealized appreciation and depreciation were $2,249,402 and $(230,711), respectively.

†	Amount rounds to less than 0.1%.

AB	Stock Company
AG	Stock Corporation
BV	Private Limited Liability Company
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
NA	National Association
NV	Public Traded Company
OJSC	Open Joint Stock Company
PLC	Public Limited Company
SA	Stock Company
SAB de CV	Public Traded Company
ULC	Unlimited Liability Company
UK	United Kingdom

Currency:
AUD	- Australian Dollar
CAD	- Canadian Dollar
EUR	- Euro
GBP	- Great British Pound
HUF	- Hungarian Forint
JPY	- Japanese Yen
NOK	- Norwegian Krone
NZD	- New Zealand Dollar
SEK	- Swedish Krona
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
AllianceBernstein NVIT Global Fixed Income Fund
At March 31, 2010, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

		Currency			Unrealized
		Received/	Contract	Market	Appreciation/
Currency	Delivery Date	(Delivered)	Value	Value	(Depreciation)

Short Contracts:
Canadian Dollar	5/20/10	(149,599)	$(146,746)	$(147,294)	$(548)
Canadian Dollar	5/20/10	(1,507,870)	(1,483,452)	(1,484,635)	(1,183)
Euro	6/16/10	(581,377)	(787,092)	(785,237)	1,855
Hungarian Forint	6/03/10	(21,325,818)	(107,143)	(107,720)	(577)
Japanese Yen	5/12/10	(26,001,008)	(288,030)	(278,172)	9,858
Japanese Yen	5/12/10	(10,911,696)	(120,880)	(116,739)	4,141
New Zealand Dollar	5/25/10	(286,993)	(200,953)	(203,177)	(2,224)
Swedish Krona	4/12/10	(7,318,668)	(992,052)	(1,013,595)	(21,543)
Swiss Franc	4/08/10	(267,188)	(252,297)	(253,407)	(1,110)

Total Short Contracts			$(4,378,645)	$(4,389,976)	$(11,331)

		Currency			Unrealized
		Received/	Contract	Market	Appreciation/
Currency	Delivery Date	(Delivered)	Value	Value	(Depreciation)

Long Contracts:
Australian Dollar	4/15/10	84,584	$72,915	$77,537	$4,622
British Pound	5/19/10	9,778	14,738	14,836	98
Danish Krone	6/04/10	1,069,955	191,907	194,026	2,119
Japanese Yen	5/12/10	9,816,979	105,837	105,027	(810)
Japanese Yen	5/12/10	408,805,842	4,549,870	4,373,609	(176,261)
Korean Won	4/29/10	429,460,673	379,215	379,205	(10)
Korean Won	4/29/10	273,201,750	237,670	241,231	3,561
Mexican Peso	6/04/10	858,249	68,152	68,975	823
Polish Zlotych	5/10/10	226,614	77,107	79,096	1,989
Singapore Dollar	4/20/10	64,237	45,707	45,915	208
South African Rand	5/10/10	377,967	48,650	51,567	2,917
Taiwan Dollar	4/29/10	3,293,355	104,088	103,990	(98)

Total Long Contracts			$5,895,856	$5,735,014	$(160,842)

At March 31, 2010, the Fund’s open forward foreign currency contracts were as follows :

					Unrealized
Delivery	Currency	Currency	Market	Contract	Appreciation/
Date	Received	Delivered	Value	Value	(Depreciation)

4/08/10	176,440 Swiss Franc	(123,299) Euro	$166,534	$167,340	$806
4/08/10	331,312 Swiss Franc	(226,090) Euro	305,369	314,225	8,856

			$(471,903)	$(481,565)	$9,662

The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
AllianceBernstein NVIT Global Fixed Income Fund
Level 1: Quoted prices in active markets for identical assets.
Level 2: Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).
Level 3: Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2010:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Commercial Mortgage Backed Securities	$—	$1,205,226	$—	$1,205,226
Corporate Bonds	—	12,424,540	—	12,424,540
Forward Currency Contracts	—	41,853	—	41,853
Municipal Bonds	—	160,229	—	160,229
Mutual Fund	913,887	—	—	913,887
Sovereign Bonds	—	16,434,445	—	16,434,445
U.S. Government Sponsored & Agency Obligations	—	1,717,949	—	1,717,949
U.S. Treasury Bond	—	506,662	—	506,662
U.S. Treasury Note	—	555,069	—	555,069

Total Assets	913,887	33,045,973	—	33,959,860

Liabilities:
Forward Currency Contracts	—	(204,364)	—	(204,364)

Total Liabilities	—	(204,364)	—	(204,364)

Total	$913,887	$32,841,609	$—	$33,755,496

Amounts designated as “-” are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
AllianceBernstein NVIT Global Fixed Income Fund
The Fund is subject to the provisions of FASB ASC 815, “Derivatives and Hedging” (formerly known as SFAS 161). The standard requires enhanced disclosure about an entity’s derivative and hedging activities.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2010. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts.
Forward Foreign Currency Contracts
The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective. The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. A forward foreign currency contract is adjusted daily by the exchange rate of the underlying currency, and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement rate. When the Fund enters into a forward foreign currency contract, it is exposed to risks from unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contract may be unable to meet their obligations under the contracts.
Fair Values of Derivative Instruments as of March 31, 2010
     Derivatives not accounted for as hedging instruments under ASC 815

Fair Value
Assets:

Foreign currency contracts	$41,853

Total	$41,853

Liabilities:

Foreign currency contracts	$(204,364)

Total	$(204,364)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments
March 31, 2010 (Unaudited)
American Century NVIT Multi Cap Value Fund

		Market
	Shares	Value

Common Stocks 97.7%
Aerospace & Defense 0.6%
Boeing Co. (The)	230	$16,701
Northrop Grumman Corp.	797	52,259

		68,960

Air Freight & Logistics 1.4%
United Parcel Service, Inc., Class B	2,429	156,452

Airlines 0.1%
Southwest Airlines Co.	843	11,144

Automobiles 1.4%
Honda Motor Co. Ltd.	1,200	42,299
Toyota Motor Corp.	2,800	112,586

		154,885

Beverages 0.8%
PepsiCo, Inc.	1,316	87,067

Capital Markets 5.4%
AllianceBernstein Holding LP	2,821	86,492
Ameriprise Financial, Inc.	925	41,958
Bank of New York Mellon Corp. (The)	2,067	63,829
Goldman Sachs Group, Inc. (The)	575	98,112
Invesco Ltd.	1,508	33,040
Morgan Stanley	2,195	64,292
Northern Trust Corp.	2,312	127,761
State Street Corp.	1,791	80,846

		596,330

Chemicals 1.0%
E.I. du Pont de Nemours & Co.	2,872	106,953

Commercial Banks 2.1%
Commerce Bancshares, Inc.	908	37,355
PNC Financial Services Group, Inc.	544	32,477
U.S. Bancorp	6,441	166,693

		236,525

Commercial Services & Supplies 2.5%
Avery Dennison Corp.	1,099	40,014
Pitney Bowes, Inc.	1,115	27,262
Republic Services, Inc.	4,352	126,295
Waste Management, Inc.	2,260	77,812

		271,383

Communications Equipment 0.3%
Nokia Corp. ADR	715	11,111
QUALCOMM, Inc.	654	27,462

		38,573

Computers & Peripherals 1.6%
Diebold, Inc.	2,417	76,764
Hewlett-Packard Co.	1,935	102,845

		179,609

Construction Materials 0.3%
Vulcan Materials Co.	745	35,194

Containers & Packaging 0.5%
Bemis Co., Inc.	1,784	51,236

Distributors 1.3%
Genuine Parts Co.	3,294	139,139

Diversified Financial Services 4.1%
Bank of America Corp.	5,874	104,851
JPMorgan Chase & Co.	7,790	348,602

		453,453

Diversified Telecommunication Services 4.5%
AT&T, Inc.	14,324	370,132
BCE, Inc.	1,092	32,094
Verizon Communications, Inc.	2,934	91,013

		493,239

Electric Utilities 3.6%
American Electric Power Co., Inc.	1,643	56,158
IDACORP, Inc.	3,150	109,053
Southern Co.	1,685	55,874
Westar Energy, Inc.	8,062	179,783

		400,868

Electrical Equipment 1.7%
Emerson Electric Co.	611	30,758
Hubbell, Inc., Class B	3,192	160,972

		191,730

Electronic Equipment, Instruments & Components 1.5%
Molex, Inc.	4,941	103,069
Tyco Electronics Ltd.	2,144	58,917

		161,986

Energy Equipment & Services 1.0%
Baker Hughes, Inc.	578	27,074
BJ Services Co.	1,136	24,310
Schlumberger Ltd.	918	58,256

		109,640

Food & Staples Retailing 1.7%
Casey’s General Stores, Inc.	600	18,840
CVS Caremark Corp.	1,827	66,795
Wal-Mart Stores, Inc.	1,890	105,084

		190,719

Food Products 4.5%
Campbell Soup Co.	2,725	96,329
ConAgra Foods, Inc.	2,646	66,335
H.J. Heinz Co.	1,843	84,059
Kraft Foods, Inc., Class A	5,738	173,517
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
American Century NVIT Multi Cap Value Fund

		Market
	Shares	Value

Common Stocks (continued)
Food Products (continued)
Unilever NV CVA	2,643	$79,958

		500,198

Gas Utilities 1.1%
EQT Corp.	2,859	117,219

Health Care Equipment & Supplies 2.4%
Beckman Coulter, Inc.	1,831	114,987
Boston Scientific Corp. *	9,668	69,803
CareFusion Corp. *	294	7,770
Zimmer Holdings, Inc. *	1,226	72,579

		265,139

Health Care Providers & Services 1.6%
Aetna, Inc.	1,200	42,132
Cardinal Health, Inc.	453	16,322
CIGNA Corp.	499	18,253
LifePoint Hospitals, Inc. *	1,555	57,193
UnitedHealth Group, Inc.	1,233	40,282

		174,182

Hotels, Restaurants & Leisure 1.7%
Hyatt Hotels Corp., Class A *	496	19,324
International Speedway Corp., Class A	3,696	95,246
Speedway Motorsports, Inc.	4,336	67,685

		182,255

Household Durables 0.7%
Toll Brothers, Inc. *	1,749	36,379
Whirlpool Corp.	416	36,296

		72,675

Household Products 2.2%
Kimberly-Clark Corp.	2,931	184,301
Procter & Gamble Co. (The)	939	59,411

		243,712

Industrial Conglomerates 3.4%
3M Co.	399	33,344
General Electric Co.	18,558	337,756

		371,100

Information Technology Services 0.6%
Automatic Data Processing, Inc.	1,483	65,949

Insurance 8.4%
Allstate Corp. (The)	2,461	79,515
Aon Corp.	1,619	69,147
Berkshire Hathaway, Inc., Class A *	2	243,600
Chubb Corp.	1,655	85,812
Marsh & McLennan Cos., Inc.	11,886	290,256
Transatlantic Holdings, Inc.	897	47,362
Travelers Cos., Inc. (The)	1,986	107,125

		922,817

Media 0.7%
McGraw-Hill Cos., Inc. (The)	896	31,943
Walt Disney Co. (The)	1,286	44,894

		76,837

Metals & Mining 0.7%
Barrick Gold Corp.	886	33,969
Newmont Mining Corp.	840	42,781

		76,750

Multiline Retail 0.6%
Target Corp.	1,364	71,746

Multi-Utilities 2.3%
PG&E Corp.	1,448	61,424
Wisconsin Energy Corp.	2,539	125,452
Xcel Energy, Inc.	3,130	66,356

		253,232

Oil, Gas & Consumable Fuels 15.1%
Apache Corp.	316	32,074
Chevron Corp.	4,576	346,998
ConocoPhillips	1,821	93,181
Devon Energy Corp.	1,999	128,795
Exxon Mobil Corp.	8,467	567,120
Imperial Oil Ltd.	2,161	83,470
Total SA	5,078	294,717
Valero Energy Corp.	954	18,794
XTO Energy, Inc.	2,242	105,777

		1,670,926

Paper & Forest Products 0.3%
Weyerhaeuser Co.	646	29,244

Pharmaceuticals 6.6%
Bristol-Myers Squibb Co.	1,970	52,599
Eli Lilly & Co.	2,580	93,448
Johnson & Johnson	2,823	184,060
Merck & Co., Inc.	2,983	111,415
Pfizer, Inc.	16,956	290,795

		732,317

Real Estate Investment Trusts (REITs) 0.9%
Boston Properties, Inc.	345	26,027
Host Hotels & Resorts, Inc.	3,555	52,081
Public Storage	273	25,113

		103,221

Road & Rail 0.9%
Heartland Express, Inc.	2,693	44,435
Union Pacific Corp.	747	54,755

		99,190

Semiconductors & Semiconductor Equipment 2.5%
Applied Materials, Inc.	8,118	109,431
Intel Corp.	5,103	113,593
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
American Century NVIT Multi Cap Value Fund

		Market
	Shares	Value

Common Stocks (continued)
Semiconductors & Semiconductor Equipment (continued)
KLA-Tencor Corp.	855	$26,436
Texas Instruments, Inc.	1,125	27,529

		276,989

Specialty Retail 2.5%
Lowe’s Cos., Inc.	9,320	225,917
PetSmart, Inc.	1,499	47,908

		273,825

Thrifts & Mortgage Finance 0.6%
Hudson City Bancorp, Inc.	4,504	63,777

Total Common Stocks (cost $9,714,767)		10,778,385

Exchange Traded Fund 0.6%
Exchange Traded Fund 0.6%
iShares Russell 3000 Value Index Fund	856	68,540

Total Exchange Traded Fund (cost $64,666)		68,540

Mutual Fund 2.8%
Money Market Fund 2.8%
Invesco AIM Liquid Assets Portfolio, 0.11% (a)	312,596	312,596

Total Mutual Fund (cost $312,596)		312,596

Total Investments (cost $10,092,029) (b) — 101.1%		11,159,521

Liabilities in excess of other assets — (1.1%)		(124,922)

NET ASSETS — 100.0%		$11,034,599

*	Denotes a non-income producing security.

(a)	Represents 7-day effective yield as of March 31, 2010.

(b)	At March 31, 2010, the tax basis cost of the Fund’s investments was $10,096,810, tax unrealized appreciation and depreciation were $1,104,056 and $(41,345), respectively.

ADR	American Depositary Receipt
CVA	Dutch Certificate
LP	Limited Partnership
Ltd.	Limited
NV	Public Traded Company
REIT	Real Estate Investment Trust
SA	Stock Company
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments
March 31, 2010 (Unaudited)
American Century NVIT Multi Cap Value Fund
At March 31, 2010, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

		Currency			Unrealized
		Received/	Contract	Market	Appreciation/
Currency	Delivery Date	(Delivered)	Value	Value	(Depreciation)

Short Contracts:
Canadian Dollar	4/30/10	(97,186)	$(95,456)	$(95,689)	$(233)
Canadian Dollar	4/30/10	(2,557)	(2,514)	(2,517)	(3)
Euro	4/30/10	(229,702)	(309,250)	(310,247)	(997)
Japanese Yen	4/30/10	(484,875)	(5,226)	(5,187)	39
Japanese Yen	4/30/10	(10,307,625)	(111,306)	(110,269)	1,037

Total Short Contracts			$(523,752)	$(523,909)	$(157)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
American Century NVIT Multi Cap Value Fund
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:

Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2010:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$10,248,825	$529,560	$—	$10,778,385
Exchange Traded Fund	68,540	—	—	68,540
Forward Currency Contracts	—	1,076	—	1,076
Mutual Fund	312,596	—	—	312,596

Total Assets	10,629,961	530,636	—	11,160,597

Liabilities:
Forward Currency Contracts	—	(1,233)	—	(1,233)

Total Liabilities	—	(1,233)	—	(1,233)

Total	$10,629,961	$529,403	$—	$11,159,364

Amounts designated as “-” are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
American Century NVIT Multi Cap Value Fund
The Fund is subject to the provisions of FASB ASC 815, “Derivatives and Hedging” (formerly known as SFAS 161). The standard requires enhanced disclosure about an entity’s derivative and hedging activities.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2010. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts.
Forward Foreign Currency Contracts
The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective. The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. A forward foreign currency contract is adjusted daily by the exchange rate of the underlying currency, and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement rate. When the Fund enters into a forward foreign currency contract, it is exposed to risks from unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contract may be unable to meet their obligations under the contracts.
Fair Values of Derivative Instruments as of March 31, 2010
     Derivatives not accounted for as hedging instruments under ASC 815

Fair Value
Assets:

Foreign currency contracts	$1,076

Total	$1,076

Liabilities:

Foreign currency contracts	$(1,233)

Total	$(1,233)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments
March 31, 2010 (Unaudited)
American Funds NVIT Asset Allocation Fund

		Market
	Shares	Value

Mutual Fund 100.1%
Balanced Fund 100.1%
American Funds Asset Allocation Fund	98,207,229	$1,501,588,538

Total Mutual Fund (cost $1,525,041,972)		1,501,588,538

Total Investments (cost $1,525,041,972) (a) — 100.1%		1,501,588,538

Liabilities in excess of other assets — (0.1%)		(753,536)

NET ASSETS — 100.0%		$1,500,835,002

(a)	At March 31, 2010, the tax basis cost of the Fund’s investments was $1,526,581,567 and tax depreciation was $(24,993,029).
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
American Funds NVIT Asset Allocation Fund
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:

Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2010:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Mutual Fund	$1,501,588,538	$—	$—	$1,501,588,538

Total	$1,501,588,538	$—	$—	$1,501,588,538

Amounts designated as “-” are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments
March 31, 2010 (Unaudited)
American Funds NVIT Bond Fund

		Market
	Shares	Value

Mutual Fund 100.1%
Fixed Income Fund 100.1%
American Funds Bond Fund	58,299,614	614,477,927

Total Mutual Fund (cost $613,446,413)		614,477,927

Total Investments (cost $613,446,413) (a) — 100.1%		614,477,927

Liabilities in excess of other assets — (0.1)%		(338,226)

NET ASSETS — 100.0%		$614,139,701

(a)	At March 31, 2010, the tax basis cost of the Fund’s investments was $623,783,887 and tax unrealized depreciation was $(9,305,960)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
American Funds NVIT Bond Fund
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:

Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2010:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Mutual Fund	$614,477,927	$—	$—	$614,477,927

Total	$614,477,927	$—	$—	$614,477,927

Amounts designated as “-” are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments
March 31, 2010 (Unaudited)
American Funds NVIT Global Growth Fund

		Market
	Shares	Value

Mutual Fund 100.1%
Equity Fund 100.1%
American Funds Global Growth Fund	6,746,333	$135,129,049

Total Mutual Fund (cost $145,369,387)		135,129,049

Total Investments (cost $145,369,387) (a) — 100.1%		135,129,049

Liabilities in excess of other assets — (0.1%)		(93,872)

NET ASSETS — 100.0%		$135,035,177

(a)	At March 31, 2010, the tax basis cost of the Fund’s investments was $151,838,830 and tax unrealized depreciation was $(16,709,781).
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
American Funds NVIT Global Growth Fund
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:

Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2010:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Mutual Fund	$135,129,049	$—	$—	$135,129,049

Total	$135,129,049	$—	$—	$135,129,049

Amounts designated as “-” are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments
March 31, 2010 (Unaudited)
American Funds NVIT Growth Fund

		Market
	Shares	Value

Mutual Fund 100.1%
Equity Fund 100.1%
American Funds Growth Fund	4,332,085	$212,272,143

Total Mutual Fund (cost $244,685,263)		212,272,143

Total Investments (cost $244,685,263) (a) — 100.1%		212,272,143

Liabilities in excess of other assets — (0.1%)		(149,334)

NET ASSETS — 100.0%		$212,122,809

(a)	At March 31,2010, the tax basis cost of the Fund’s investments was $259,940,583 and tax unrealized depreciation was $(47,668,440).
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
American Funds NVIT Growth Fund
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:

Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2010:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Mutual Fund	$212,272,143	$—	$—	$212,272,143

Total	$212,272,143	$—	$—	$212,272,143

Amounts designated as “-” are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments
March 31, 2010 (Unaudited)
American Funds NVIT Growth-Income Fund

		Market
	Shares	Value

Mutual Fund 100.1%
Equity Fund 100.1%
American Funds Growth Income Fund	17,480,987	$571,628,271

Total Mutual Fund (cost $539,653,872)		571,628,271

Total Investments (cost $539,653,872) (a) — 100.1%		571,628,271

Liabilities in excess of other assets — (0.1%)		(331,982)

NET ASSETS — 100.0%		$571,296,289

(a)	At March 31, 2010, the tax basis cost of the Fund’s investments was $553,709,396 and tax unrealized appreciation was $17,918,875.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments
March 31, 2010 (Unaudited)
American Funds NVIT Growth-Income Fund
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:

Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2010:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Mutual Fund	$571,628,271	$—	$—	$571,628,271

Total	$571,628,271	$—	$—	$571,628,271

Amounts designated as “-” are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments
March 31, 2010 (Unaudited)
Federated NVIT High Income Bond Fund

		Market
	Shares	Value

Common Stocks 0.2%
Consumer Products 0.0%
Sleepmaster LLC Membership Units ADR*(a)(b)(c)	185	$0

Media — Non-Cable 0.2%
Dex One Corp. *	12,196	340,512
SuperMedia, Inc. *	1,085	44,377

		384,889

Packaging 0.0%
Pliant Corp. *(a)(b)(c)	1	0

Total Common Stocks (cost $4,034,007)		384,889

Preferred Stock 0.2%
Financial Institutions 0.2%
GMAC, Inc., 7.00%(d)	678	516,848

Total Preferred Stock (cost $328,381)		516,848

	Principal	Market
	Amount	Value

Corporate Bonds 96.8%
Aerospace/Defense 1.9%
Alliant Techsystems, Inc., 6.75%, 04/01/16	$1,025,000	1,035,250
Altegrity, Inc.
10.50%, 11/01/15(c)(d)	375,000	354,375
11.75%, 05/01/16(c)(d)	600,000	537,000
Hawker Beechcraft Acquisition Co. LLC, 9.75%, 04/01/17	350,000	252,875
Sequa Corp.
11.75%, 12/01/15(c)(d)	425,000	427,125
13.50%, 12/01/15(c)(d)	457,638	469,079
TransDigm, Inc.
7.75%, 07/15/14(c)(d)	550,000	566,500
7.75%, 07/15/14	600,000	616,500

		4,258,704

Automotive 3.4%
Affinia Group, Inc., 10.75%, 08/15/16(c)(d)	525,000	574,875
American Axle & Manufacturing Holdings, Inc., 9.25%, 01/15/17(c)(d)	125,000	134,062
ArvinMeritor, Inc., 10.63%, 03/15/18	50,000	52,000
Ford Motor Credit Co. LLC
7.50%, 08/01/12	775,000	802,922
8.00%, 06/01/14	400,000	421,473
8.00%, 12/15/16	1,500,000	1,582,481
8.13%, 01/15/20	225,000	236,418
General Motors Corp., 7.40%, 09/01/25*(e)	2,500,000	912,500
Lear Corp.
7.88%, 03/15/18	100,000	101,625
8.13%, 03/15/20	100,000	102,125
Oshkosh Corp.
8.25%, 03/01/17(c)(d)	50,000	51,875
8.50%, 03/01/20(c)(d)	75,000	78,000
Tenneco, Inc., 8.63%, 11/15/14	1,250,000	1,275,000
TRW Automotive, Inc., 8.88%, 12/01/17(c)(d)	300,000	312,375
United Components, Inc., 9.38%, 06/15/13	1,075,000	1,085,750

		7,723,481

Building Materials 1.8%
Building Materials Corp of America, 7.50%, 03/15/20(c)(d)	250,000	250,625
Goodman Global Group, Inc., 0.00%, 12/15/14(c)(d)	1,350,000	796,500
Goodman Global, Inc., 13.50%, 02/15/16	675,000	757,687
Norcraft Cos. LP, 10.50%, 12/15/15(c)(d)	825,000	874,500
Norcraft Holdings LP, 9.75%, 09/01/12(f)	376,000	359,080
Nortek, Inc., 11.00%, 12/01/13	401,444	432,556
Ply Gem Industries, Inc., 11.75%, 06/15/13	600,000	636,000

		4,106,948

Chemicals 3.3%
Ashland, Inc., 9.13%, 06/01/17(c)(d)	100,000	112,250
Chemtura Corp., 6.88%, 06/01/16*(b)(c)(e)	1,050,000	1,239,000
Compass Minerals International, Inc., 8.00%, 06/01/19(c)(d)	350,000	365,750
Hexion Finance Corp., 8.88%, 02/01/18(c)(d)	675,000	668,250
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
Federated NVIT High Income Bond Fund

	Principal	Market
	Amount	Value

Corporate Bonds (continued)
Chemicals 3.3% (continued)
Hexion US Finance Corp., 9.75%, 11/15/14	$725,000	$743,125
Huntsman International LLC
5.50%, 06/30/16(c)(d)	800,000	730,000
8.63%, 03/15/20(c)(d)	375,000	377,812
Koppers Holdings, Inc., 7.88%, 12/01/19(c)(d)	475,000	491,625
Nalco Co., 8.25%, 05/15/17(c)(d)	200,000	213,500
Nalco Finance Holdings, Inc., 9.00%, 02/01/14(f)	481,000	497,835
Solutia, Inc., 8.75%, 11/01/17	1,050,000	1,113,000
Terra Capital, Inc., 7.75%, 11/01/19	375,000	454,688
Union Carbide Corp.
7.88%, 04/01/23	225,000	215,582
7.50%, 06/01/25	350,000	329,721

		7,552,138

Construction Machinery 0.4%
RSC Equipment Rental, Inc., 9.50%, 12/01/14	550,000	547,250
RSC Equipment Rental, Inc./RSC Holdings III LLC, 10.00%, 07/15/17(c)(d)	275,000	292,875

		840,125

Consumer Products 5.5%
AAC Group Holding Corp., 10.25%, 10/01/12(c)(d)(f)	1,400,000	1,405,250
American Achievement Corp., 8.25%, 04/01/12(c)(d)	725,000	721,375
American Achievement Group Holding Corp. PIK, 16.75%, 10/01/12(g)	523,930	468,917
Central Garden & Pet Co., 8.25%, 03/01/18	900,000	916,875
Easton-Bell Sports, Inc., 9.75%, 12/01/16(c)(d)	575,000	608,063
Jarden Corp.
8.00%, 05/01/16	625,000	657,813
7.50%, 05/01/17	475,000	483,906
Libbey Glass, Inc., 10.00%, 02/15/15(c)(d)	325,000	343,687
Sealy Mattress Co.
8.25%, 06/15/14	1,450,000	1,457,250
10.88%, 04/15/16(c)(d)	495,000	556,875
Simmons Bedding Co., 11.25%, 07/15/15(c)(d)	250,000	273,750
Spectrum Brands, Inc. PIK, 12.00%, 08/28/19	1,219,000	1,298,235
True Temper Sports, Inc., 8.38%, 09/15/11*(a)(b)(c)(e)	750,000	0
Visant Holding Corp.
8.75%, 12/01/13	1,150,000	1,184,500
10.25%, 12/01/13(f)	2,100,000	2,173,500

		12,549,996

Energy 5.2%
Basic Energy Services, Inc., 7.13%, 04/15/16	550,000	481,250
Chesapeake Energy Corp.
9.50%, 02/15/15	1,000,000	1,092,500
6.88%, 01/15/16	675,000	669,937
Cie Generale de Geophysique-Veritas
7.50%, 05/15/15	550,000	554,125
7.75%, 05/15/17	400,000	402,000
Coffeyville Resources LLC, 10.88%, 04/01/17(c)(d)	525,000	523,688
Complete Production Services, Inc., 8.00%, 12/15/16	500,000	497,500
Denbury Resources, Inc., 9.75%, 03/01/16	675,000	745,875
Forest Oil Corp., 7.25%, 06/15/19	700,000	707,000
Hilcorp Energy LP, 7.75%, 11/01/15(c)(d)	925,000	918,062
Linn Energy LLC, 11.75%, 05/15/17(c)(d)	500,000	570,000
Linn Energy LLC/Linn Energy Finance Corp., 8.63%, 04/15/20(c)(d)	350,000	351,313
McJunkin Red Man Corp., 9.50%, 12/15/16(c)(d)	1,325,000	1,359,781
Petroplus Finance Ltd.,7.00%, 05/01/17(c)(d)	500,000	432,500
Plains Exploration & Production Co.
7.00%, 03/15/17	375,000	371,250
7.63%, 06/01/18	250,000	253,750
Range Resources Corp.
6.38%, 03/15/15	250,000	252,500
7.50%, 05/15/16	300,000	310,500
SandRidge Energy, Inc.
9.88%, 05/15/16(c)(d)	900,000	929,250
8.00%, 06/01/18(c)(d)	275,000	262,625
Southwestern Energy Co., 7.50%, 02/01/18	175,000	190,750

		11,876,156

Entertainment 1.1%
Cinemark USA, Inc., 8.63%, 06/15/19	1,100,000	1,164,625
HRP Myrtle Beach Operations LLC, 7.38%, 04/01/12*(a)(b)(c)(d)(e)(g)	675,000	0
Universal City Development Partners Ltd.
8.88%, 11/15/15(c)(d)	875,000	885,937
10.88%, 11/15/16(c)(d)	450,000	472,500

		2,523,062

Environmental 0.3%
Browning-Ferris Industries, Inc., 9.25%, 05/01/21	575,000	705,680

Financial Institutions 5.3%
CIT Group Funding Co. of Delaware LLC, 10.25%, 05/01/17	950,000	985,625
CIT Group, Inc.,7.00%, 05/01/17	1,725,000	1,595,625
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
Federated NVIT High Income Bond Fund

	Principal	Market
	Amount	Value

Corporate Bonds (continued)
Financial Institutions 5.3% (continued)
GMAC, Inc.
7.00%, 02/01/12	$950,000	$976,125
8.30%, 02/12/15(c)(d)	250,000	263,125
8.00%, 03/15/20(c)(d)	1,975,000	2,029,312
8.00%, 11/01/31	690,000	662,400
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 8.00%, 01/15/18(c)(d)	1,050,000	1,017,188
International Lease Finance Corp.
8.63%, 09/15/15(c)(d)	525,000	537,997
8.75%, 03/15/17(c)(d)	1,200,000	1,230,640
iPayment, Inc., 9.75%, 05/15/14	850,000	779,875
Nuveen Investments, Inc., 10.50%, 11/15/15	2,025,000	1,974,375

		12,052,287

Food & Beverage 4.5%
ARAMARK Corp., 8.50%, 02/01/15	1,000,000	1,027,500
B&G Foods, Inc., 7.63%, 01/15/18	600,000	612,750
Dean Foods Co., 7.00%, 06/01/16	1,175,000	1,157,375
Del Monte Corp., 7.50%, 10/15/19(c)(d)	525,000	553,219
M-Foods Holdings, Inc., 9.75%, 10/01/13(c)(d)	650,000	675,187
Michael Foods, Inc., 8.00%, 11/15/13	1,201,000	1,240,033
Pinnacle Foods Finance LLC, 9.25%, 04/01/15(d)	675,000	695,250
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 10.63%, 04/01/17(c)	650,000	690,625
Reddy Ice Corp.
11.25%, 03/15/15(c)(d)	475,000	501,125
13.25%, 11/01/15(c)(d)	1,432,000	1,478,540
Smithfield Foods, Inc.
10.00%, 07/15/14(c)(d)	625,000	700,000
7.75%, 07/01/17	900,000	888,750
TreeHouse Foods, Inc., 7.75%, 03/01/18	100,000	104,000

		10,324,354

Food & Staples Retailing 0.0%
Jitney-Jungle Stores of America, Inc., expired maturity, 10.38%, *(a)(e)	100,000	0

Gaming 7.7%
American Casinos & Entertainment Properties, LLC, 11.00%, 06/15/14	975,000	918,938
Ameristar Casinos, Inc., 9.25%, 06/01/14	1,025,000	1,078,813
Global Cash Access LLC, 8.75%, 03/15/12	1,200,000	1,207,500
Great Canadian Gaming Corp., 7.25%, 02/15/15(c)(d)	1,050,000	1,044,750
Harrah’s Operating Co., Inc., 11.25%, 06/01/17	1,225,000	1,326,062
Herbst Gaming, Inc., 7.00%, 11/15/14*(e)	850,000	5,100
Indianapolis Downs LLC & Capital Corp., 11.00%, 11/01/12(c)(d)	1,450,000	971,500
Indianapolis Downs LLC & Capital Corp. PIK, 15.50%, 11/01/13(c)(d)	235,981	48,376
Jacobs Entertainment, Inc., 9.75%, 06/15/14	1,150,000	1,086,750

MGM MIRAGE, 11.13%, 11/15/17(c)(d)	200,000	226,000
MGM Mirage, Inc.
13.00%, 11/15/13	150,000	175,500
5.88%, 02/27/14	950,000	805,125
10.38%, 05/15/14(c)(d)	125,000	138,437
7.50%, 06/01/16	1,700,000	1,423,750
11.38%, 03/01/18(c)(d)	800,000	776,000
Midwest Gaming Borrower LLC, 11.63%, 04/15/16(c)(d)	250,000	247,353
Peninsula Gaming LLC
8.38%, 08/15/15(c)(d)	400,000	401,000
10.75%, 08/15/17(c)(d)	1,150,000	1,104,000
Penn National Gaming, Inc., 8.75%, 08/15/19(c)(d)	800,000	816,000
San Pasqual Casino, 8.00%, 09/15/13(c)(d)	725,000	692,375
Seminole Indian Tribe of Florida, 7.80%, 10/01/20(c)(d)	1,025,000	956,386
Shingle Springs Tribal Gaming Authority, 9.38%, 06/15/15(c)(d)	795,000	663,825
Tunica-Biloxi Gaming Authority, 9.00%, 11/15/15(c)(d)	725,000	692,375
Yonkers Racing Corp., 11.38%, 07/15/16(c)(d)	650,000	705,250

		17,511,165

Healthcare 9.2%
Accellent, Inc., 10.50%, 12/01/13	575,000	586,500
Bausch & Lomb, Inc., 9.88%, 11/01/15	850,000	903,125
Biomet, Inc., 11.63%, 10/15/17	2,175,000	2,446,875
Bio-Rad Laboratories, Inc., 8.00%, 09/15/16	600,000	642,000
BioScrip, Inc., 10.25%, 10/01/15(c)(d)	200,000	204,500
CRC Health Corp., 10.75%, 02/01/16	875,000	794,063
HCA, Inc.
9.25%, 11/15/16	1,275,000	1,358,672
9.63%, 11/15/16	1,450,000	1,556,937
9.88%, 02/15/17(c)(d)	1,050,000	1,149,750
7.50%, 11/06/33	650,000	568,750
Inverness Medical Innovations, Inc.
7.88%, 02/01/16	500,000	491,875
9.00%, 05/15/16	875,000	894,688
National Mentor Holdings, Inc., 11.25%, 07/01/14	1,125,000	1,127,812
Omnicare, Inc., 6.88%, 12/15/15	1,025,000	1,010,906
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
Federated NVIT High Income Bond Fund

	Principal	Market
	Amount	Value

Corporate Bonds (continued)
Healthcare 9.2% (continued)
United Surgical Partners International, Inc., 9.25%, 05/01/17	$1,300,000	$1,352,000
Universal Hospital Services, Inc.
3.86%, 06/01/15(g)	375,000	321,562
8.50%, 06/01/15	750,000	750,000
Vanguard Health Holding Co. II LLC, 8.00%, 02/01/18(c)(d)	700,000	684,250
Ventas Realty LP
7.13%, 06/01/15	450,000	467,484
6.50%, 06/01/16	725,000	741,799
Viant Holdings, Inc., 10.13%, 07/15/17(c)(d)	1,410,000	1,413,525
VWR Funding, Inc., 10.25%, 07/15/15	1,427,656	1,520,454

		20,987,527

Industrial — Other 5.6%
ALH Finance LLC, 8.50%, 01/15/13	1,150,000	1,155,750
American Tire Distributors, Inc., 10.75%, 04/01/13	475,000	451,844
Amsted Industries, Inc., 8.13%, 03/15/18(c)(d)	225,000	226,125
Aquilex Holdings LLC/Aquilex Finance Corp., 11.13%, 12/15/16(c)(d)	425,000	459,000
Baker & Taylor, Inc., 11.50%, 07/01/13(c)(d)	1,000,000	535,000
Baldor Electric Co., 8.63%, 02/15/17	500,000	531,250
Belden, Inc., 7.00%, 03/15/17	375,000	371,250
ESCO Corp.
4.13%, 12/15/13(c)(d)(g)	250,000	223,125
8.63%, 12/15/13(c)(d)	500,000	505,000
General Cable Corp., 7.13%, 04/01/17	1,650,000	1,643,813
Hawk Corp., 8.75%, 11/01/14	350,000	351,750
JohnsonDiversey, Inc., 8.25%, 11/15/19(c)(d)	350,000	364,000
JohnsonDiversey, Inc. PIK, 10.50%, 05/15/20(c)(d)	700,000	766,500
Knowledge Learning Corp., 7.75%, 02/01/15(c)(d)	1,025,000	999,375
Maxim Crane Works LP, 12.25%, 04/15/15(c)(d)	475,000	476,187
Mueller Water Products, Inc., 7.38%, 06/01/17	475,000	431,063
Reliance Intermediate Holdings LP, 9.50%, 12/15/19(c)(d)	1,050,000	1,115,625
Sensus Metering Systems, Inc., 8.63%, 12/15/13	975,000	999,375
SPX Corp., 7.63%, 12/15/14	950,000	998,687

		12,604,719

Lodging 0.4%
Host Hotels & Resorts LP
6.88%, 11/01/14	475,000	482,125
6.38%, 03/15/15	350,000	349,125

		831,250

Media — Cable 0.9%
CCH II LLC/CCH II Capital Corp., 13.50%, 11/30/16	385,023	464,915
Videotron Ltee, 9.13%, 04/15/18	200,000	223,250
Virgin Media Finance PLC, 9.50%, 08/15/16	1,275,000	1,399,313

		2,087,478

Media — Non-Cable 9.4%
Affinity Group Holding, Inc., 10.88%, 02/15/12*(e)	869,758	352,252
Affinity Group, Inc., 9.00%, 02/15/12	425,000	299,625
Belo Corp., 8.00%, 11/15/16	50,000	52,375
Clear Channel Worldwide Holdings, Inc.
9.25%, 12/15/17(c)(d)	675,000	707,969
Fox Acquisition Sub LLC, 13.38%, 07/15/16(c)(d)	1,150,000	1,099,687
Idearc Litigation Trust, 8.00%, 11/15/16(a)	1,375,000	14
Inmarsat Finance PLC, 7.38%, 12/01/17(c)(d)	300,000	313,500
Intelsat Intermediate Holding Co. Ltd., 9.50%, 02/01/15(f)	2,450,000	2,548,000
Intelsat Jackson Holdings Ltd., 11.25%, 06/15/16	1,475,000	1,604,063
Interpublic Group of Cos., Inc., 10.00%, 07/15/17	1,050,000	1,193,063
Lamar Media Corp.
9.75%, 04/01/14	100,000	109,750
6.63%, 08/15/15	1,350,000	1,304,437
6.63%, 08/15/15	375,000	362,344
MDC Partners, Inc., 11.00%, 11/01/16(c)(d)	1,225,000	1,330,656
MediMedia USA, Inc., 11.38%, 11/15/14(c)(d)	1,550,000	1,302,000
Nexstar Broadcasting, Inc., 7.00%, 01/15/14	450,000	366,750
Nexstar Broadcasting, Inc. PIK, 0.50%, 01/15/14(c)(d)	919,095	749,062
Nielsen Finance Co. LLC
11.63%, 02/01/14	1,000,000	1,135,000
11.50%, 05/01/16	750,000	851,250
Nielsen Finance Co. LLC/Nielsen Finance Co., 0.00%, 08/01/16(f)	475,000	453,625
QVC, Inc., 7.50%, 10/01/19(c)(d)	850,000	871,250
Reader’s Digest Association, Inc. (The), 9.00%, 02/15/17*(e)	1,525,000	0
SGS International, Inc., 12.00%, 12/15/13	1,675,000	1,769,219
Sirius XM Radio, Inc., 8.75%, 04/01/15(c)(d)	225,000	225,281
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
Federated NVIT High Income Bond Fund

	Principal	Market
	Amount	Value

Corporate Bonds (continued)
Media — Non-Cable 9.4% (continued)
Truvo Subsidiary Corp., 8.38%, 12/01/14(b)(c)(d)	$1,175,000	$76,375
Umbrella Acquisition, Inc. PIK, 9.75%, 03/15/15(c)(d)(g)	1,080,061	936,953
Univision Communications, Inc., 12.00%, 07/01/14(c)(d)	125,000	137,500
XM Satellite Radio, Inc.
11.25%, 06/15/13(c)(d)	75,000	81,562
13.00%, 08/01/13(c)(d)	975,000	1,102,969

		21,336,531

Metals & Mining 0.0%†
Aleris International, Inc.
9.00%, 12/15/14*(e)	600,000	6,750
10.00%, 12/15/16*(e)	475,000	3,325

		10,075

Packaging 2.4%
Berry Plastics Corp., 8.88%, 09/15/14	1,200,000	1,177,500
Crown Americas LLC
7.75%, 11/15/15	775,000	809,875
7.63%, 05/15/17(c)(d)	750,000	785,625
Graham Packaging Co. LP, 8.25%, 01/01/17(c)(d)	675,000	683,438
Greif, Inc., 7.75%, 08/01/19	700,000	731,500
Reynolds Group Issuer Inc., 7.75%, 10/15/16(c)(d)	1,150,000	1,187,375

		5,375,313

Paper 2.2%
Boise Paper Holdings LLC, 9.00%, 11/01/17(c)(d)	825,000	870,375
Cascades, Inc., 7.88%, 01/15/20(c)(d)	275,000	277,750
Clearwater Paper Corp., 10.63%, 06/15/16(c)(d)	225,000	250,875
Graphic Packaging International, Inc.
9.50%, 08/15/13	1,425,000	1,467,750
9.50%, 06/15/17	175,000	187,687
NewPage Corp., 11.38%, 12/31/14	325,000	325,000
PE Paper Escrow GmbH, 12.00%, 08/01/14(c)(d)	525,000	594,263
Rock-Tenn Co.
9.25%, 03/15/16	125,000	136,875
9.25%, 03/15/16(c)(d)	775,000	848,625

		4,959,200

Restaurants 1.2%
Dave & Buster’s, Inc., 11.25%, 03/15/14	500,000	527,500
NPC International, Inc., 9.50%, 05/01/14	1,325,000	1,325,000
Seminole Hard Rock Entertainment, Inc., 2.76%, 03/15/14(c)(d)(g)	975,000	872,625

		2,725,125

Retailers 4.2%
Express LLC, 8.75%, 03/01/18(c)(d)	175,000	179,375
General Nutrition Centers, Inc.
5.75%, 03/15/14(g)	850,000	808,563
10.75%, 03/15/15	200,000	205,000
JC Penney Corp., Inc., 7.40%, 04/01/37	350,000	351,750
Macy’s Retail Holdings, Inc.
6.65%, 07/15/24	250,000	237,500
7.00%, 02/15/28	225,000	209,250
6.90%, 04/01/29	275,000	262,625
6.90%, 01/15/32	125,000	116,563
NBC Acquisition Corp., 11.00%, 03/15/13(f)	400,000	361,000
Nebraska Book Co., Inc., 8.63%, 03/15/12	1,250,000	1,190,625
Penske Auto Group, Inc., 7.75%, 12/15/16	650,000	628,875
Sally Holdings, Inc./Sally Capital, Inc., 10.50%, 11/15/16	1,625,000	1,779,375
Toys “R” Us Property Co. I LLC, 10.75%, 07/15/17(c)(d)	1,325,000	1,484,000
Yankee Acquisition Corp., 9.75%, 02/15/17	1,625,000	1,685,937

		9,500,438

Services 2.9%
Ceridian Corp., 11.25%, 11/15/15(f)	1,275,000	1,227,188
Garda World Security Corp., 9.75%, 03/15/17(c)(d)	375,000	385,781
KAR Auction Services, Inc.
8.75%, 05/01/14	975,000	999,375
10.00%, 05/01/15	42,000	44,310
Sitel LLC, 11.50%, 04/01/18(c)(d)	950,000	961,875
West Corp.
9.50%, 10/15/14	1,150,000	1,187,375
11.00%, 10/15/16	1,750,000	1,863,750

		6,669,654

Specialty Retail 0.0%
U.S. Office Products Co., expired maturity, 9.75%, *(a)(e)	455,359	0

Technology 6.9%
Activant Solutions, Inc., 9.50%, 05/01/16	1,100,000	1,061,500
Advanced Micro Devices, Inc., 8.13%, 12/15/17(c)(d)	450,000	465,750
Compucom Systems, Inc., 12.50%, 10/01/15(c)(d)	1,450,000	1,544,250
First Data Corp., 9.88%, 09/24/15	875,000	759,062
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
Federated NVIT High Income Bond Fund

	Principal	Market
	Amount	Value

Corporate Bonds (continued)
Technology 6.9% (continued)
Freescale Semiconductor, Inc., 8.88%, 12/15/14	$875,000	$840,000
Freescale Semiconductor, Inc. PIK,9.88%, 12/15/14	465,774	449,472
GXS Worldwide, Inc., 9.75%, 06/15/15(c)(d)	1,150,000	1,112,625
JDA Software Group, Inc., 8.00%, 12/15/14(c)(d)	350,000	365,750
Serena Software, Inc., 10.38%, 03/15/16	1,050,000	1,029,000
Smart Modular Technologies (WWH), Inc., 5.79%, 04/01/12(g)	405,000	385,763
SS&C Technologies, Inc., 11.75%, 12/01/13	1,000,000	1,066,250
Stream Global Services, Inc., 11.25%, 10/01/14(c)(d)	1,150,000	1,201,750
SunGard Data Systems, Inc.
9.13%, 08/15/13	420,000	432,600
10.63%, 05/15/15	550,000	602,250
10.25%, 08/15/15	1,650,000	1,742,813
Terremark Worldwide, Inc., 12.25%, 06/15/17(c)(d)	1,175,000	1,357,125
Unisys Corp., 12.50%, 01/15/16	475,000	528,437
Viasystems, Inc., 12.00%, 01/15/15(c)(d)	675,000	734,062

		15,678,459

Transportation 1.3%
Avis Budget Car Rental LLC,9.63%, 03/15/18(c)(d)	125,000	131,250
Hertz Corp.
8.88%, 01/01/14	700,000	722,750
10.50%, 01/01/16	550,000	593,312
Kansas City Southern Railway Co., 8.00%, 06/01/15	375,000	391,406
Stena AB, 7.50%, 11/01/13	825,000	847,688
Teekay Corp., 8.50%, 01/15/20	200,000	210,000

		2,896,406

Utility — Electric 1.9%
Dynegy Holdings, Inc., 7.75%, 06/01/19	800,000	608,000
Edison Mission Energy, 7.75%, 06/15/16	800,000	588,000
Energy Future Holdings Corp., 10.88%, 11/01/17	250,000	186,875
FPL Energy National Wind Portfolio LLC, 6.13%, 03/25/19(c)(d)	282,218	271,992
NRG Energy, Inc., 7.38%, 01/15/17	1,075,000	1,066,938
NV Energy, Inc., 6.75%, 08/15/17	800,000	815,790
Texas Competitive Electric Holdings Co. LLC, 10.25%, 11/01/15(f)	1,175,000	822,500

		4,360,095

Utility — Natural Gas 3.7%
AmeriGas Partners LP
7.25%, 05/20/15	775,000	790,500
7.13%, 05/20/16	875,000	888,125
Crosstex Energy LP,8.88%, 02/15/18(c)(d)	750,000	777,188
Holly Energy Partners LP, 6.25%, 03/01/15	1,475,000	1,416,000
Inergy LP, 6.88%, 12/15/14	750,000	753,750
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 8.75%, 04/15/18	1,025,000	1,057,031
Niska Gas Storage US LLC, 8.88%, 03/15/18(c)(d)	700,000	719,250
Regency Energy Partners LP, 8.38%, 12/15/13	775,000	807,938
Regency Energy Partners LP/Regency Energy Finance Corp., 9.38%, 06/01/16(c)(d)	225,000	239,625
Southern Star Central Corp., 6.75%, 03/01/16	600,000	609,750
Suburban Propane Partners LP, 7.38%, 03/15/20	225,000	229,781

		8,288,938

Wireless Communications 3.8%
Digicel Group Ltd.
12.00%, 04/01/14(c)(d)	550,000	625,625
8.88%, 01/15/15(c)(d)	1,075,000	1,061,563
9.13%, 01/15/15(c)(d)	767	765
8.25%, 09/01/17(c)(d)	625,000	621,875
10.50%, 04/15/18(c)(d)	150,000	156,375
MetroPCS Wireless, Inc., 9.25%, 11/01/14	1,500,000	1,541,250
Sprint Capital Corp., 6.90%, 05/01/19	3,825,000	3,519,000
Sprint Nextel Corp., 8.38%, 08/15/17	675,000	681,750
Wind Acquisition Finance SA, 11.75%, 07/15/17(c)(d)	425,000	471,750

		8,679,953

Wireline Communications 0.4%
Sorenson Communications, Inc., 10.50%, 02/01/15(c)(d)	800,000	776,000
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
Federated NVIT High Income Bond Fund

	Principal	Market
	Amount	Value

Corporate Bonds (continued)
Wireline Communications 0.4% (continued)
tw telecom holdings, inc.,
8.00%, 03/01/18(c)(d)	$100,000	$102,750

		878,750

Total Corporate Bonds (cost $214,954,829)		219,894,007

		Market
	Shares	Value

Mutual Fund 3.4%
Money Market Fund 3.4%
Invesco AIM Liquid Assets Portfolio, 0.11% (h)	7,644,246	7,644,246

Total Mutual Fund (cost $7,644,246)		7,644,246

Total Investments (cost $226,961,463) (i) — 100.6%		228,439,990

Liabilities in excess of other assets — (0.6)%		(1,323,830)

NET ASSETS — 100.0%		$227,116,160

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	Illiquid security.

(c)	Restricted security.

(d)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at March 31, 2010 was $79,151,695 which represents 34.90% of net assets.

(e)	Security in default.

(f)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at March 31, 2010.

(g)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2010. The maturity date represents the actual maturity date.

(h)	Represents 7-day effective yield as of March 31, 2010.

(i)	At March 31, 2010, the tax basis cost of the Fund’s investments was $227,573,513, tax unrealized appreciation and depreciation were $15,966,487 and $(15,100,010), respectively.

†	Amount rounds to less than 0.1%.

AB	Stock Company
ADR	American Depositary Receipt
GmbH	Limited Liability Company
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
PLC	Public Limited Company
PIK	Paid In Kind
SA	Stock Company
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
Federated NVIT High Income Bond Fund
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:

Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2010:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$384,889	$—	$—	$384,889
Corporate Bonds	—	219,893,993	14	219,894,007
Mutual Fund	7,644,246	—	—	7,644,246
Preferred Stock	—	516,848	—	516,848

Total	$8,029,135	$220,410,841	$14	$228,439,990

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Corporate Bonds	Total

Balance as of 12/31/09	$—	$—	$—
Accrued Accretion/(Amortization)	—	—	—
Change in Unrealized Appreciation/(Depreciation)	—	(24,842)	(24,842)
Realized gains/(losses)	—	—	—
Net Purchases/(Sales)	—	—	—
Transfers In/(Out) of Level 3	—	24,856	24,856

Balance as of 03/31/10	$—	$14	$14

The following table shows the amounts of significant transfers in and out of Level 2 assets.

	Balance as of	Transfers into Level	Transfers out of
	12/31/09	3	Level 3	Balance as of 3/31/10

Investments in Securities
Corporate Bonds	—	—	—	—

Total	$—	$—	$—	$—

	Balance as of	Transfer into Level	Transfers out of
	12/31/09	2	Level 2	Balance as of 3/31/10

Investments in Securities
Corporate Bonds	24,856	—	(24,856)	—

Total	$24,856	$—	$(24,856)	$—

Changes in valuation may result in transfers in or out of an investment’s assigned level within the hierarchy. The Fund recognizes transfers between levels during the fiscal quarter in which a change in valuation inputs occurs. The Level 3 investments presented above include corporate bond investments, valued at $24,856 as of December 31, 2009, that were transferred from Level 2 to Level 3 during the period ended March 31, 2010. This transfer occurred because the investments were no longer valued on a daily basis by the Fund’s pricing vendor. As of March 31, 2010, the investments are currently valued at $0.
Amounts designated as “-”, which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments
March 31, 2010 (Unaudited)
Gartmore NVIT Developing Markets Fund

		Market
	Shares	Value

Common Stocks 89.8%
BRAZIL 11.1%
Beverages 1.3%
Cia de Bebidas das Americas ADR	29,867	$2,737,609

Commercial Banks 2.1%
Itau Unibanco Holding SA ADR	205,594	4,521,012

Electric Utilities 0.6%
CPFL Energia SA ADR	21,000	1,279,740

Food Products 0.6%
BRF-Brasil Food SA	50,000	1,351,534

Household Durables 0.5%
Cyrela Brazil Realty SA	81,600	955,789

Independent Power Producers & Energy Traders 0.5%
MPX Energia SA	75,400	1,013,333

Metals & Mining 1.2%
Cia Siderurgica Nacional SA ADR	64,559	2,577,841

Oil, Gas & Consumable Fuels 3.2%
Petroleo Brasileiro SA ADR	151,421	6,736,720

Transportation Infrastructure 1.1%
Companhia de Concessoes Rodoviarias	103,368	2,260,512

		23,434,090

CHILE 1.1%
Metals & Mining 1.1%
Antofagasta PLC	145,928	2,304,278

CHINA 12.2%
Commercial Banks 3.1%
China Construction Bank Corp., H Shares	4,658,000	3,808,082
China Merchants Bank Co. Ltd., H Shares	1,029,124	2,778,396

		6,586,478

Food & Staples Retailing 0.7%
Lianhua Supermarket Holdings Ltd., H Shares	413,950	1,488,559

Food Products 0.6%
Want Want China Holdings Ltd.	1,755,000	1,243,908

Insurance 1.0%
China Pacific Insurance Group Co. Ltd., H Shares*	503,200	2,229,460

Internet Software & Services 2.3%
Tencent Holdings Ltd.	100,900	2,021,743
Baidu, Inc. ADR*	4,600	2,746,200

		4,767,973
Machinery 0.9%
Weichai Power Co. Ltd., H Shares	230,000	1,921,925

Marine 0.9%
China Shipping Development Co., Ltd., H Shares	1,223,800	1,993,746

Oil, Gas & Consumable Fuels 0.9%
China Shenhua Energy Co. Ltd., H Shares	434,000	1,873,145

Real Estate Management & Development 1.8%
Agile Property Holdings Ltd.	1,386,200	1,887,408
Sino-Ocean Land Holdings Ltd.(a)	2,199,328	1,934,759

		3,822,167

		25,927,331

COLOMBIA 0.5%
Commercial Banks 0.5%
BanColombia SA ADR	24,965	1,139,902

EGYPT 1.1%
Commercial Banks 1.1%
Commercial International Bank	202,042	2,387,085

HONG KONG 8.0%
Electronic Equipment, Instruments & Components 0.4%
Kingboard Chemical Holdings Ltd.	601,500	2,732,400

Food Products 1.0%
China Agri-Industries Holdings Ltd.	1,631,000	2,247,657

Oil, Gas & Consumable Fuels 2.9%
CNOOC Ltd.	2,209,300	3,647,557
Kunlun Energy Co. Ltd.	1,840,000	2,581,128

		6,228,685

Real Estate Management & Development 1.3%
SRE Group Ltd.*	7,504,000	742,432

Transportation Infrastructure 1.0%
China Merchants Holdings International Co. Ltd.	558,000	2,050,233

Wireless Telecommunication Services 1.4%
China Mobile Ltd.	309,300	2,974,364

		16,975,771

HUNGARY 1.1%
Commercial Banks 1.1%
OTP Bank PLC*	67,561	2,363,501

INDIA 6.2%
Automobiles 1.0%
Maruti Suzuki India Ltd.	64,413	2,093,484

Commercial Banks 2.4%
Axis Bank Ltd.	114,369	2,973,376
Canara Bank Ltd.	221,953	2,025,905

		4,999,281

Construction Materials 0.4%
Grasim Industries Ltd.	14,720	939,555

Electric Utilities 0.0%†
Tata Power Co., Ltd.	2,787	85,209

Information Technology Services 1.4%
Mphasis Ltd.	207,576	2,867,850

Metals & Mining 1.0%
Sesa Goa Ltd.	211,233	2,212,427

		13,197,806

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
Gartmore NVIT Developing Markets Fund

		Market
	Shares	Value

Common Stocks (continued)
INDONESIA 2.2%
Commercial Banks 1.3%
Bank Central Asia Tbk PT	4,465,900	$2,694,350

Oil, Gas & Consumable Fuels 0.9%
Bumi Resources Tbk PT	7,563,400	1,863,040

		4,557,390

ISRAEL 0.9%
Pharmaceuticals 0.9%
Teva Pharmaceutical Industries Ltd. ADR	31,500	1,987,020

KAZAKHSTAN 1.0%
Oil, Gas & Consumable Fuels 1.0%
KazMunaiGas Exploration Production GDR	84,100	2,072,951

MALAYSIA 0.9%
Wireless Telecommunication Services 0.9%
Axiata Group Berhad*	1,694,200	1,997,302

MEXICO 6.2%
Chemicals 0.7%
Mexichem SAB de CV(a)	541,600	1,592,329

Food & Staples Retailing 1.1%
Wal-Mart de Mexico SAB de CV	460,426	2,359,154

Household Durables 1.1%
Urbi Desarrolloas Urbanos, SA de CV*	987,911	2,281,254

Metals & Mining 1.2%
Grupo Mexico SAB de CV, Series B	916,119	2,462,990
Industrias CH SAB de CV, Series B*	1	4

		2,462,994

Wireless Telecommunication Services 2.1%
America Movil SAB de CV ADR, Series L	86,869	4,372,986

		13,068,717

MOROCCO 0.4%
Real Estate Management & Development 0.4%
Compagnie Generale Immobiliere	3,836	901,402

PHILIPPINES 0.6%
Real Estate Management & Development 0.6%
Megaworld Corp.	44,808,700	1,264,657

POLAND 1.0%
Metals & Mining 1.0%
KGHM Polska Miedz SA	58,049	2,181,699

RUSSIA 6.2%
Automobile Manufacturers 0.6%
Sollers *(b)	67,376	1,225,586

Food & Staples Retailing 0.3%
Magnit Retail Foods	8,293	723,819

Metals & Mining 2.0%
Magnitogorsk Iron & Steel Works GDR*	151,400	1,832,457
MMC Norilsk Nickel ADR*	127,150	2,331,329

		4,163,786

Oil, Gas & Consumable Fuels 3.3%
NovaTek OAO REG GDR	34,999	2,541,947
Rosneft Oil Co. GDR	339,679	2,691,658
Tatneft ADR	56,000	1,750,863

		6,984,468

		13,097,659

SOUTH AFRICA 5.6%
Capital Markets 1.0%
Investec Ltd.	233,122	2,000,701

Commercial Banks 1.2%
Standard Bank Group Ltd.	165,158	2,586,716

Distributors 1.0%
Imperial Holdings Ltd.	150,239	2,062,668

Food & Staples Retailing 1.3%
Shoprite Holdings Ltd.	284,278	2,826,814

Metals & Mining 1.1%
Kumba Iron Ore Ltd.(a)	46,874	2,263,592

		11,740,491

SOUTH KOREA 10.0%
Automobiles 1.1%
Hyundai Motor Co.	23,429	2,389,123

Commercial Banks 1.2%
KB Financial Group, Inc. ADR*	54,252	2,601,926

Construction & Engineering 1.4%
Daelim Industrial Co., Ltd.	15,967	1,057,944
Samsung Engineering Co., Ltd.	18,575	1,921,617

		2,979,561

Industrial Conglomerates 1.0%
LG Corp.	34,137	2,143,037

Metals & Mining 1.5%
POSCO	6,548	3,060,465

Semiconductors & Semiconductor Equipment 3.8%
Samsung Electronics Co., Ltd.	11,000	7,952,937

		21,127,049

TAIWAN 9.3%
Chemicals 1.0%
TSRC Corp.	1,606,000	2,139,573

Computers & Peripherals 3.9%
Compal Electronics, Inc.	2,279,700	2,983,226
Lite-On Technology Corp.	2,425,600	3,218,433
Wistron Corp.	1,139,900	2,070,882

		8,272,541

Diversified Financial Services 0.8%
Fubon Financial Holding Co., Ltd.*	1,400,000	1,701,740

Metals & Mining 0.5%
China Steel Corp.	989,399	1,023,785

Semiconductors & Semiconductor Equipment 3.1%
MediaTek, Inc.	152,300	2,643,398
Powertech Technology, Inc.	605,600	2,163,361
Taiwan Semiconductor Manufacturing Co., Ltd.	840,909	1,629,464

		6,436,223

		19,573,862

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
Gartmore NVIT Developing Markets Fund

		Market
	Shares	Value

Common Stocks (continued)
THAILAND 2.4%
Oil, Gas & Consumable Fuels 1.4%
Banpu PCL NVDR*	160,015	$3,013,904

Real Estate Management & Development 1.0%
Preuksa Real Estate PCL(b)	3,821,000	2,065,056

		5,078,960

TURKEY 1.8%
Commercial Banks 1.8%
Turkiye Garanti Bankasi AS	790,850	3,707,413

Total Common Stocks (cost $160,390,261)		190,086,336

Preferred Stocks 4.4%

BRAZIL 4.4%
Food & Staples Retailing 1.2%
Companhia de Bebidas das Americas	38,333	2,577,127

Metals & Mining 3.2%
Vale SA, Class A	244,795	6,793,170

Total Preferred Stocks (cost $5,667,302)		9,370,297

Corporate Bond 0.0%

		Principal	Market
		Amount	Value

BRAZIL 0.0%†
Metals & Mining 0.0%†
Vale SA, 0.00%, 12/31/49(c)	BRL	20,000	0

Total Corporate Bond (cost $–)			0

Participation Note 0.7%

INDIA 0.7%
Electric Utilities 0.7%
Tata Power Co., Ltd. *(b)	$46,889	$1,434,660

Total Participation Note (cost $1,159,230)		1,434,660

Mutual Fund 2.4%

		Market
	Shares	Value

Money Market Fund 2.4%
Invesco AIM Liquid Assets Portfolio, 0.11% (d)	5,127,831	5,127,831

Total Mutual Fund (cost $5,127,831)		5,127,831

Repurchase Agreement 1.2%

	Principal	Market
	Amount	Value

Morgan Stanley, 0.02%, dated 03/31/10, due 04/01/10, repurchase price $2,436,548, collateralized by U.S. Government Agency Mortgages, 4.50 - 6.00%, maturing 01/01/19 - 03/01/40, total market value of $2,485,533. (e)	$2,436,547	$2,436,547

Total Repurchase Agreement (cost $2,436,547)		2,436,547

Total Investments (cost $174,781,171) (f) — 98.5%		208,455,671

Other assets in excess of liabilities — 1.5%		3,154,373

NET ASSETS — 100.0%		$211,610,044

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at March 31, 2010. The total value of securities on loan at March 31, 2010 was $2,345,179.

(b)	Fair Valued Security.

(c)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2010.

(d)	Represents 7-day effective yield as of March 31, 2010.

(e)	The security was purchased with cash collateral held from securities on loan. The total value of this security as of March 31, 2010 was $2,436,547.

(f)	At March 31, 2010, the tax basis cost of the Fund’s investments was $182,547,279, tax unrealized appreciation and depreciation were $29,778,697 and $(3,870,305), respectively.

†	Amount rounds to less than 0.1%.

ADR	American Depositary Receipt

AS	Stock Corporation

GDR	Global Depositary Receipt

Ltd.	Limited

NVDR	Non Voting Depository Receipt

PCL	Public Company Limited

PLC	Public Limited Company

PT	Limited Liability Company

SA	Stock Company

SA de CV	Public Traded Company with Variable Capital

SAB de CV	Public Traded Company
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments
March 31, 2010 (Unaudited)
Gartmore NVIT Developing Markets Fund
At March 31, 2010, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows :

		Currency			Unrealized
		Received/	Contract	Market	Appreciation/
Currency	Delivery Date	(Delivered)	Value	Value	(Depreciation)

Short Contracts:
Hong Kong Dollar	4/07/10	(508,063)	$(65,434)	$(65,437)	$(3)

		Currency			Unrealized
		Received/	Contract	Market	Appreciation/
Currency	Delivery Date	(Delivered)	Value	Value	(Depreciation)

Long Contracts:
South African Rand	4/01/10	801,367	$107,629	$110,021	$2,392
South African Rand	4/06/10	425,508	57,161	58,408	1,247
South African Rand	4/06/10	2,204,226	297,756	302,569	4,813
South African Rand	4/07/10	2,334,241	315,198	320,359	5,161

Total Long Contracts			$777,744	$791,357	$13,613

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
Gartmore NVIT Developing Markets Fund
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:

Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2010:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$44,977,855	$145,108,481	$—	$190,086,336
Corporate Bond	—	—	—	—
Forward Currency Contracts	—	13,613	—	13,613
Mutual Fund	5,127,831	—	—	5,127,831
Participation Note	—	1,434,660	—	1,434,660
Preferred Stocks	9,370,297	—	—	9,370,297
Repurchase Agreement	—	2,436,547	—	2,436,547

Total Assets	59,475,983	148,993,301	—	208,469,284

Liabilities:
Forward Currency Contracts	—	(3)	—	(3)

Total Liabilities	—	(3)	—	(3)

Total	$59,475,983	$148,993,298	$—	$208,469,281

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Corporate Bond
Balance as of 12/31/09	$—
Accrued Accretion/(Amortization)	—
Change in Unrealized Appreciation/ (Depreciation)	—
Realized gains/(losses)	—
Net Purchases/(Sales)	—
Transfers In/(Out) of Level 3	—

Balance as of 03/31/10	$—

Amounts designated as “-”, which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
Gartmore NVIT Developing Markets Fund
The Fund is subject to the provisions of FASB ASC 815, “Derivatives and Hedging” (formerly known as SFAS 161). The standard requires enhanced disclosure about an entity’s derivative and hedging activities.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2010. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts.
Forward Foreign Currency Contracts
The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective. The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. A forward foreign currency contract is adjusted daily by the exchange rate of the underlying currency, and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement rate. When the Fund enters into a forward foreign currency contract, it is exposed to risks from unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contract may be unable to meet their obligations under the contracts.
Fair Values of Derivative Instruments as of March 31, 2010
     Derivatives not accounted for as hedging instruments under ASC 815

Fair Value
Assets:

Foreign currency contracts	$13,613

Total	$13,613

Liabilities:

Foreign currency contracts	$(3)

Total	$(3)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments
March 31, 2010 (Unaudited)
Gartmore NVIT Emerging Markets Fund

		Market
	Shares	Value

Common Stocks 88.9%
BRAZIL 11.3%
Beverages 1.3%
Cia de Bebidas das Americas ADR	33,461	$3,067,035

Commercial Banks 2.4%
Itau Unibanco Holding SA ADR	257,789	5,668,780

Electric Utilities 0.6%
CPFL Energia SA ADR	22,900	1,395,526

Food Products 0.6%
BRF-Brasil Food SA	55,000	1,486,687

Household Durables 0.5%
Cyrela Brazil Realty SA	106,700	1,249,788

Independent Power Producers & Energy Traders 0.5%
MPX Energia SA	82,400	1,107,409

Metals & Mining 1.2%
Cia Siderurgica Nacional SA ADR	71,953	2,873,083

Oil, Gas & Consumable Fuels 3.1%
Petroleo Brasileiro SA ADR	169,105	7,523,482

Transportation Infrastructure 1.1%
Companhia de Concessoes Rodoviarias	116,867	2,555,716

		26,927,506

CHILE 1.0%
Metals & Mining 1.0%
Antofagasta PLC	158,924	2,509,492

CHINA 12.1%
Commercial Banks 3.1%
China Construction Bank Corp., H Shares	5,261,000	4,301,056
China Merchants Bank Co. Ltd., H Shares	1,123,784	3,033,956

		7,335,012

Food & Staples Retailing 0.6%
Lianhua Supermarket Holdings Ltd., H Shares	431,037	1,550,003

Food Products 0.6%
Want Want China Holdings Ltd.	2,152,000	1,525,294

Insurance 1.1%
China Pacific Insurance Group Co. Ltd., H Shares*	568,400	2,518,332

Internet Software & Services 2.2%
Baidu, Inc. ADR*	5,000	2,985,000
Tencent Holdings Ltd.	113,100	2,266,196

		5,251,196

Machinery 0.9%
Weichai Power Co. Ltd., H Shares	252,600	2,110,775

Marine 0.9%
China Shipping Development Co., Ltd., H Shares	1,365,500	2,224,596

Oil, Gas & Consumable Fuels 0.9%
China Shenhua Energy Co. Ltd., H Shares	474,500	2,047,943

Real Estate Management & Development 1.8%
Agile Property Holdings Ltd.	1,522,100	2,072,446
Sino-Ocean Land Holdings Ltd.(a)	2,406,431	2,116,948

		4,189,394
		28,752,545

COLOMBIA 0.5%
Commercial Banks 0.5%
BanColombia SA ADR	26,589	1,214,054

EGYPT 1.1%
Commercial Banks 1.1%
Commercial International Bank	223,324	2,638,527

HONG KONG 7.9%
Electronic Equipment, Instruments & Components 1.3%
Kingboard Chemical Holdings Ltd.	660,000	2,998,145

Food Products 1.0%
China Agri-Industries Holdings Ltd.	1,785,000	2,459,883

Oil, Gas & Consumable Fuels 2.9%
CNOOC Ltd.	2,495,300	4,119,744
Kunlun Energy Co. Ltd.	2,024,000	2,839,240

		6,958,984

Real Estate Management & Development 0.3%
SRE Group Ltd.*	8,294,000	820,593

Transportation Infrastructure 0.9%
China Merchants Holdings International Co. Ltd.	600,000	2,204,551

Wireless Telecommunication Services 1.5%
China Mobile Ltd.	356,000	3,423,452

		18,865,608

HUNGARY 1.1%
Commercial Banks 1.1%
OTP Bank PLC*	74,118	2,592,886

INDIA 6.1%
Automobiles 1.0%
Maruti Suzuki India Ltd.	70,916	2,304,838

Commercial Banks 2.3%
Axis Bank Ltd.	126,616	3,291,775
Canara Bank Ltd.	248,700	2,270,042

		5,561,817

Construction Materials 0.4%
Grasim Industries Ltd.	16,085	1,026,680

Information Technology Services 1.4%
Mphasis Ltd.	232,832	3,216,784

Metals & Mining 1.0%
Sesa Goa Ltd.	231,859	2,428,461

		14,538,580

INDONESIA 2.1%
Commercial Banks 1.3%
Bank Central Asia Tbk PT	5,013,600	3,024,787

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
Gartmore NVIT Emerging Markets Fund

		Market
	Shares	Value

Common Stocks (continued)
INDONESIA 2.1% (Continued)
Oil, Gas & Consumable Fuels 0.8%
Bumi Resources Tbk PT	7,928,100	$1,952,874

		4,977,661

ISRAEL 1.0%
Pharmaceuticals 1.0%
Teva Pharmaceutical Industries Ltd. ADR	36,000	2,270,880

KAZAKHSTAN 1.0%
Oil, Gas & Consumable Fuels 1.0%
KazMunaiGas Exploration Production GDR	94,300	2,324,367

MALAYSIA 0.9%
Wireless Telecommunication Services 0.9%
Axiata Group Berhad*	1,918,200	2,261,377

MEXICO 6.0%
Chemicals 0.7%
Mexichem SAB de CV(a)	593,500	1,744,918

Food & Staples Retailing 1.1%
Wal-Mart de Mexico SAB de CV (a)	504,109	2,582,979

Household Durables 1.0%
Urbi Desarrolloas Urbanos, SA de CV*	1,078,695	2,490,890

Metals & Mining 1.1%
Grupo Mexico SAB de CV, Series B	1,002,903	2,696,309

Wireless Telecommunication Services 2.1%
America Movil SAB de CV ADR, Series L	97,450	4,905,633

		14,420,729

MOROCCO 0.4%
Real Estate Management & Development 0.4%
Compagnie Generale Immobiliere	3,889	913,856

PHILIPPINES 0.6%
Real Estate Management & Development 0.6%
Megaworld Corp.	48,295,200	1,363,057

POLAND 1.0%
Metals & Mining 1.0%
KGHM Polska Miedz SA	63,511	2,386,982

RUSSIA 6.3%
Automobile Manufacturers 0.6%
Sollers *(b)	79,718	1,450,090

Food & Staples Retailing 0.4%
Magnit Retail Foods	9,269	809,005

Metals & Mining 1.9%
Magnitogorsk Iron & Steel Works GDR*	169,700	2,053,949
MMC Norilsk Nickel ADR*	138,650	2,542,185

		4,596,134

Oil, Gas & Consumable Fuels 3.4%
NovaTek OAO REG GDR	42,300	3,072,213
Rosneft Oil Co. GDR	385,590	3,055,462
Tatneft ADR	62,800	1,963,468

		8,091,143

		14,946,372

SOUTH AFRICA 5.5%
Capital Markets 0.9%
Investec Ltd.	261,267	2,242,247

Commercial Banks 1.2%
Standard Bank Group Ltd.	180,433	2,825,954

Distributors 1.0%
Imperial Holdings Ltd.	168,390	2,311,867

Food & Staples Retailing 1.4%
Shoprite Holdings Ltd.	340,100	3,381,899

Metals & Mining 1.0%
Kumba Iron Ore Ltd.(a)	51,519	2,487,904

		13,249,871

SOUTH KOREA 9.8%
Automobiles 1.1%
Hyundai Motor Co.*	26,493	2,701,568

Commercial Banks 1.2%
KB Financial Group, Inc. ADR*	59,354	2,846,618

Construction & Engineering 1.4%
Daelim Industrial Co., Ltd.*	17,844	1,182,311
Samsung Engineering Co., Ltd.	20,793	2,151,072

		3,333,383

Industrial Conglomerates 1.0%
LG Corp.*	38,604	2,423,464

Metals & Mining 1.4%
POSCO	7,348	3,434,376

Semiconductors & Semiconductor Equipment 3.7%
Samsung Electronics Co., Ltd.	12,114	8,758,353

		23,497,762

TAIWAN 9.1%
Chemicals 1.0%
TSRC Corp.	1,760,000	2,344,737

Computers & Peripherals 3.9%
Compal Electronics, Inc.	2,536,200	3,318,883
Lite-On Technology Corp.	2,783,200	3,692,918
Wistron Corp.	1,252,600	2,275,627

		9,287,428

Diversified Financial Services 0.7%
Fubon Financial Holding Co., Ltd.*	1,500,000	1,823,293

Metals & Mining 0.5%
China Steel Corp.	1,084,182	1,121,862

Semiconductors & Semiconductor Equipment 3.0%
MediaTek, Inc.	173,400	3,009,621
Powertech Technology, Inc.	673,700	2,406,632
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
Gartmore NVIT Emerging Markets Fund

		Market
	Shares	Value

Common Stocks (continued)
TAIWAN 9.1% (continued)
Taiwan Semiconductor Manufacturing Co., Ltd.	939,465	$1,820,440

		7,236,693

		21,814,013

THAILAND 2.4%
Oil, Gas & Consumable Fuels 1.4%
Banpu PCL NVDR	180,447	3,398,743

Real Estate Management & Development 1.0%
Preuksa Real Estate PCL(b)	4,337,200	2,344,036

		5,742,779

TURKEY 1.7%
Commercial Banks 1.7%
Turkiye Garanti Bankasi AS	867,170	4,065,192

Total Common Stocks (cost $177,870,443)		212,274,096

Preferred Stocks 4.6%

BRAZIL 4.6%
Food & Staples Retailing 1.2%
Companhia de Bebidas das Americas	43,181	2,903,059

Metals & Mining 3.4%
Vale SA, Class A	295,150	8,190,543

Total Preferred Stocks (cost $7,872,279)		11,093,602

Participation Note 0.8%

	Principal	Market
	Amount	Value

INDIA 0.8%
Electric Utilties 0.8%
Tata Power Co., Ltd. *(b)	$60,335	$1,846,067

Total Participation Note (cost $1,371,538)		1,846,067

Mutual Fund 2.7%

		Market
	Shares	Value

Money Market Fund 2.7%
Invesco AIM Liquid Assets Portfolio, 0.11% (c)	6,346,724	6,346,724

Total Mutual Fund (cost $6,346,724)		6,346,724

Repurchase Agreement 2.1%

	Principal	Market
	Amount	Value

Morgan Stanley, 0.02%, dated 03/31/10, due 04/01/10, repurchase price $5,113,573, collateralized by U.S. Government Agency Mortgages ranging 4.50% - 6.00%, maturing 01/01/19 - 03/01/40; total market value of $5,216,378. (d)	$5,113,570	5,113,570

Total Repurchase Agreement (cost $5,113,570)		5,113,570

Total Investments (cost $198,574,554) (e) — 99.1%		236,674,059

Other assets in excess of liabilities — 0.9%		2,091,877

NET ASSETS — 100.0%		$238,765,936

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at March 31, 2010. The total value of securities on loan at March 31, 2010 was $4,932,057.

(b)	Fair Valued Security.

(c)	Represents 7-day effective yield as of March 31, 2010.

(d)	The security was purchased with cash collateral held from securities on loan. The total value of this security as of March 31, 2010 was $5,113,570.

(e)	At March 31, 2010, the tax basis cost of the Fund’s investments was $200,845,484, tax unrealized appreciation and depreciation were $41,484,441 and $(5,655,866), respectively.

ADR	American Depositary Receipt

AS	Stock Corporation

GDR	Global Depositary Receipt

Ltd.	Limited

NVDR	Non Voting Depository Receipt

PCL	Public Company Limited

PLC	Public Limited Company

PT	Limited Liability Company

SA	Stock Company

SA de CV	Public Traded Company with Variable Capital

SAB de CV	Public Traded Company
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
Gartmore NVIT Emerging Markets Fund
At March 31, 2010, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

		Currency			Unrealized
		Received/	Contract	Market	Appreciation/
Currency	Delivery Date	(Delivered)	Value	Value	(Depreciation)

Short Contracts:
Hong Kong Dollar	4/07/10	(560,250)	$(72,155)	$(72,158)	$(3)

		Currency			Unrealized
		Received/	Contract	Market	Appreciation/
Currency	Delivery Date	(Delivered)	Value	Value	(Depreciation)

Long Contracts:
South African Rand	4/01/10	912,138	$122,506	$125,229	$2,723
South African Rand	4/06/10	469,147	63,024	64,399	1,375
South African Rand	4/06/10	2,581,765	348,755	354,392	5,637
South African Rand	4/07/10	2,734,046	369,185	375,229	6,044

Total Long Contracts			$903,470	$919,249	$15,779

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
Gartmore NVIT Emerging Markets Fund
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:

Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2010:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$50,664,787	$161,609,309	$—	$212,274,096
Forward Currency Contracts	—	15,779	—	15,779
Mutual Fund	6,346,724	—	—	6,346,724
Participation Note	—	1,846,067	—	1,846,067
Preferred Stocks	11,093,602	—	—	11,093,602
Repurchase Agreement	—	5,113,570	—	5,113,570

Total Assets	68,105,113	168,584,725	—	236,689,838

Liabilities:
Forward Currency Contracts	—	(3)	—	(3)

Total Liabilities	—	(3)	—	(3)

Total	$68,105,113	$168,584,722	$—	$236,689,835

Amounts designated as “-” are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
Gartmore NVIT Emerging Markets Fund
The Fund is subject to the provisions of FASB ASC 815, “Derivatives and Hedging” (formerly known as SFAS 161). The standard requires enhanced disclosure about an entity’s derivative and hedging activities.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2010. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts.
Forward Foreign Currency Contracts
The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective. The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. A forward foreign currency contract is adjusted daily by the exchange rate of the underlying currency, and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement rate. When the Fund enters into a forward foreign currency contract, it is exposed to risks from unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contract may be unable to meet their obligations under the contracts.
Fair Values of Derivative Instruments as of March 31, 2010
     Derivatives not accounted for as hedging instruments under ASC 815

Fair Value

Assets:
Foreign currency contracts	$15,779

Total	$15,779

Liabilities:
Foreign currency contracts	$(3)

Total	$(3)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments
March 31, 2010 (Unaudited)
Gartmore NVIT Global Utilities Fund

		Market
	Shares	Value

Common Stocks 98.9%
AUSTRIA 0.7%
Diversified Telecommunication Services 0.7%
Telekom Austria AG	11,360	$158,836

BELGIUM 0.9%
Electric Utilities 0.4%
Elia System Operator SA/NV	2,560	96,282

Wireless Telecommunication Services 0.5%
Mobistar SA	1,660	102,163

		198,445

BRAZIL 2.0%
Wireless Telecommunication Services 2.0%
Vivo Participacoes SA ADR	15,900	431,049

FRANCE 7.9%
Diversified Telecommunication Services 5.4%
France Telecom SA	49,410	1,183,503

Multi-Utilities 2.5%
GDF Suez	14,043	542,857

		1,726,360

GERMANY 0.8%
Electric Utilities 0.5%
E.ON AG	2,880	106,475

Multi-Utilities 0.3%
RWE AG	780	69,196

		175,671

GREECE 0.4%
Diversified Telecommunication Services 0.4%
Hellenic Telecommunications Organization SA	7,971	99,067

HONG KONG 0.4%
Electric Utilities 0.4%
CLP Holdings Ltd.	11,000	78,621

ITALY 1.2%
Diversified Telecommunication Services 0.9%
Telecom Italia SpA	43,850	63,048
Telecom Italia SpA RSP	108,040	121,875

		184,923

Gas Utilities 0.3%
Snam Rete Gas SpA	13,875	70,308

		255,231

JAPAN 13.2%
Diversified Telecommunication Services 2.0%
Nippon Telegraph & Telephone Corp.	10,300	433,399

Electric Utilities 3.9%
Chubu Electric Power Co., Inc.	7,600	190,092
Kansai Electric Power Co., Inc. (The)	7,500	171,925
Electric Utilities
Kyushu Electric Power Co., Inc.	5,700	124,166
Tohoku Electric Power Co., Inc.	5,200	110,002
Tokyo Electric Power Co., Inc. (The)	10,100	269,382

		865,567

Gas Utilities 1.0%
Osaka Gas Co. Ltd.	31,000	111,144
Tokyo Gas Co. Ltd.	24,000	105,859

		217,003

Wireless Telecommunication Services 6.3%
KDDI Corp.	83	429,676
NTT DoCoMo, Inc.	350	532,690
Softbank Corp.	16,600	409,622

		1,371,988

		2,887,957

LUXEMBOURG 3.2%
Wireless Telecommunication Services 3.2%
Millicom International Cellular SA	8,000	713,200

MEXICO 5.0%
Wireless Telecommunication Services 5.0%
America Movil SAB de CV ADR, Series L	21,570	1,085,834

NETHERLANDS 5.2%
Diversified Telecommunication Services 5.2%
Koninklijke (Royal) KPN NV	71,600	1,136,217

NORWAY 1.4%
Diversified Telecommunication Services 1.4%
Telenor ASA*	23,220	315,129

PORTUGAL 0.8%
Electric Utilities 0.8%
EDP — Energias de Portugal SA	42,370	168,355

SINGAPORE 1.6%
Diversified Telecommunication Services 1.6%
Singapore Telecommunications Ltd.	160,000	361,928

SPAIN 9.0%
Diversified Telecommunication Services 7.4%
Telefonica SA	68,000	1,611,227

Electric Utilities 1.6%

Iberdrola SA	42,020	355,811

		1,967,038

UNITED KINGDOM 11.9%
Diversified Telecommunication Services 0.9%
BT Group PLC, Class A	105,470	197,978

Multi-Utilities 4.8%
Centrica PLC	237,020	1,058,326

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
Gartmore NVIT Global Utilities Fund

		Market
	Shares	Value

Common Stocks (continued)
UNITED KINGDOM (continued)
Wireless Telecommunication Services 6.2%
Vodafone Group PLC	587,400	$1,358,609

		2,614,913

UNITED STATES 33.3%
Diversified Telecommunication Services 9.8%
AT&T, Inc.	62,450	1,613,708
Verizon Communications, Inc.	17,250	535,095

		2,148,803

Electric Utilities 6.0%
Duke Energy Corp.	14,560	237,619
Edison International	1,100	37,587
Entergy Corp.	3,290	267,642
Exelon Corp.	3,640	159,468
FirstEnergy Corp.	4,330	169,260
FPL Group, Inc.	5,856	283,020
Progress Energy, Inc.	4,180	164,525

		1,319,121

Gas Utilities 4.4%
EQT Corp.	2,000	82,000
Questar Corp.	20,580	889,056

		971,056

Independent Power Producers & Energy Traders 3.9%
AES Corp. (The)*	18,700	205,700
Constellation Energy Group, Inc.	9,370	328,981
NRG Energy, Inc.*	15,420	322,278

		856,959

Multi-Utilities 4.7%
CenterPoint Energy, Inc.	16,140	231,770
PG&E Corp.	6,350	269,367
Sempra Energy	10,430	520,457

		1,021,594

Oil, Gas & Consumable Fuels 1.7%
El Paso Corp.	5,880	63,739
Williams Cos., Inc. (The)	13,100	302,610

		366,349

Wireless Telecommunication Services 2.8%
NII Holdings, Inc.*	14,500	604,070

		7,287,952

Total Common Stocks (cost $24,320,253)		21,661,803

Total Investments (cost $24,320,253) (a) — 98.9%		21,661,803
Other assets in excess of liabilities — 1.1%		236,673

NET ASSETS — 100.0%		$21,898,476

*	Denotes a non-income producing security.

(a)	At March 31, 2010, the tax basis cost of the Fund’s investments was $25,336,204, tax unrealized appreciation and depreciation were $910,544 and $(4,584,945), respectively.

ADR	American Depositary Receipt

AG	Stock Corporation

ASA	Stock Corporation

Ltd.	Limited

NV	Public Traded Company

PLC	Public Limited Company

RSP	Savings Shares

SA	Stock Company

SAB de CV	Public Traded Company

SpA	Limited Share Company
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
Gartmore NVIT Global Utilities Fund
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:

Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2010:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$9,518,035	$12,143,768	$—	$21,661,803

Total	$9,518,035	$12,143,768	$—	$21,661,803

Amounts designated as “-” are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments
March 31, 2010 (Unaudited)
Gartmore NVIT International Equity Fund

		Market
	Shares	Value

Common Stocks 98.5%
AUSTRALIA 5.3%
Commercial Banks 1.0%
Australia & New Zealand Banking Group Ltd.	42,480	$987,339

Information Technology Services 2.2%
Computershare Ltd.	188,040	2,157,599

Metals & Mining 2.1%
BHP Billiton Ltd.	36,610	1,468,490
MacArthur Coal Ltd.	44,720	575,999

		2,044,489

		5,189,427

BERMUDA 1.6%
Energy Equipment & Services 1.6%
Seadrill Ltd.	65,200	1,525,839

BRAZIL 2.6%
Commercial Banks 0.7%
Itau Unibanco Holding SA ADR	31,037	682,504

Metals & Mining 0.2%
Vale SA ADR	7,770	215,695

Oil, Gas & Consumable Fuels 0.3%
Petroleo Brasileiro SA ADR	7,300	289,007

Wireless Telecommunication Services 1.4%
Vivo Participacoes SA ADR	50,820	1,377,730

		2,564,936

CANADA 7.1%
Auto Components 0.9%
Magna International, Inc., Class A*	14,280	883,669

Chemicals 1.1%
Agrium, Inc.	14,560	1,029,586

Commercial Banks 2.4%
National Bank of Canada	22,200	1,351,694
Toronto-Dominion Bank	13,500	1,006,203

		2,357,897

Metals & Mining 2.7%
Barrick Gold Corp.	17,800	682,452
Teck Resources Ltd., Class B*	45,780	1,994,550

		2,677,002

		6,948,154

CHINA 0.7%
Commercial Banks 0.7%
China Construction Bank Corp., H Shares	435,000	355,628
Industrial & Commercial Bank of China, H Shares	459,000	349,198

		704,826

FRANCE 4.2%
Automobiles 0.9%
Renault SA*	18,190	849,875

Pharmaceuticals 3.3%
Sanofi-Aventis SA	43,260	3,228,421

		4,078,296

GERMANY 4.6%
Chemicals 1.3%
Lanxess AG	28,540	1,314,410

Insurance 1.6%
Allianz SE REG	12,230	1,530,670

Semiconductors & Semiconductor Equipment 1.7%
Infineon Technologies AG*	233,860	1,619,586

		4,464,666

HONG KONG 4.3%
Electronic Equipment, Instruments & Components 0.3%
VST Holdings Ltd.	992,000	288,203

Industrial Conglomerates 1.7%
Jardine Matheson Holdings Ltd.	50,500	1,680,943

Real Estate Management & Development 2.3%
Wharf Holdings Ltd.	387,000	2,177,343

		4,146,489

INDIA 0.0%†
Commercial Banks 0.0%†
HDFC Bank Ltd. ADR	20	2,788

INDONESIA 2.5%
Commercial Banks 1.9%
Bank Mandiri Tbk PT	3,169,000	1,857,462

Food Products 0.6%
Indofoods Sukses Makmur Tbk PT	1,438,000	595,512

		2,452,974

ISRAEL 3.5%
Pharmaceuticals 3.5%
Teva Pharmaceutical Industries Ltd. ADR	53,980	3,405,058

JAPAN 15.6%
Automobiles 1.6%
Honda Motor Co. Ltd.	43,200	1,522,743

Capital Markets 1.0%
Nomura Holdings, Inc.	135,800	996,453

Chemicals 0.5%
Nitto Denko Corp.	12,100	469,879

Commercial Banks 0.4%
Sumitomo Mitsui Financial Group, Inc. ADR	118,700	385,775

Electronic Equipment, Instruments & Components 3.3%
Ibiden Co. Ltd.	24,600	849,075
Nippon Electric Glass Co. Ltd.	164,000	2,314,850

		3,163,925

Household Durables 4.7%
Panasonic Corp.	101,200	1,551,501
Sharp Corp.	130,000	1,627,961
Sony Corp. ADR	36,900	1,414,008

		4,593,470

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
Gartmore NVIT International Equity Fund

		Market
	Shares	Value

Commmon Stocks (continued)
JAPAN (continued)
Office Electronics 1.1%
Canon, Inc.	23,400	$1,082,373

Trading Companies & Distributors 2.2%
Mitsubishi Corp.	82,000	2,153,296

Wireless Telecommunication Services 0.8%
Softbank Corp.	32,000	789,634

		15,157,548

NETHERLANDS 6.4%
Food Products 1.8%
Unilever NV CVA	57,996	1,754,541

Industrial Conglomerates 2.3%
Koninklijke Philips Electronics NV	69,970	2,245,068

Semiconductors & Semiconductor Equipment 2.3%
ASML Holding NV	63,200	2,240,755

		6,240,364

NORWAY 2.4%
Chemicals 0.6%
Yara International ASA	13,680	594,754

Commercial Banks 1.8%
DnB NOR ASA*	153,100	1,751,058

		2,345,812

SOUTH KOREA 4.0%
Electronic Equipment, Instruments & Components 1.6%
LG Display Co. Ltd. ADR	86,580	1,530,734

Semiconductors & Semiconductor Equipment 2.4%
Samsung Electronics Co. Ltd. REG GDR(a)	6,500	2,387,958

		3,918,692

SWITZERLAND 15.9%
Capital Markets 3.2%
Credit Suisse Group AG REG	59,840	3,080,109

Electrical Equipment 1.7%
ABB Ltd. REG*	77,500	1,694,202

Food Products 1.9%
Nestle SA REG	36,900	1,890,830

Insurance 3.1%
Zurich Financial Services AG	11,740	3,011,237

Metals & Mining 2.8%
Xstrata PLC*	141,500	2,678,075

Pharmaceuticals 3.2%
Novartis AG REG	58,000	3,137,449

		15,491,902

TAIWAN 1.4%
Semiconductors & Semiconductor Equipment 1.4%
MediaTek, Inc.	77,680	1,348,254

THAILAND 1.6%
Oil, Gas & Consumable Fuels 1.6%
Banpu PCL NVDR	85,020	1,601,363

UNITED KINGDOM 14.8%
Aerospace & Defense 2.5%
Rolls-Royce Group PLC*	267,930	2,425,793

Commercial Banks 1.5%
Standard Chartered PLC	51,840	1,413,020

Insurance 1.2%
Prudential PLC	145,840	1,206,485

Metals & Mining 3.2%
BHP Billiton PLC	24,320	831,210
Rio Tinto PLC	38,790	2,293,218

		3,124,428

Multi-Utilities 2.5%
Centrica PLC	548,690	2,449,975

Oil, Gas & Consumable Fuels 1.6%
BP PLC	162,720	1,540,170

Tobacco 2.3%
Imperial Tobacco Group PLC	74,750	2,280,728

		14,440,599

Total Common Stocks (cost $86,183,741)		96,027,987

Mutual Fund 1.1%
Money Market Fund 1.1%
Invesco AIM Liquid Assets Portfolio, 0.11% (b)	1,027,948	1,027,948

Total Mutual Fund (cost $1,027,948)		1,027,948

Total Investments (cost $87,211,689) (c) — 99.6%		97,055,935

Other assets in excess of liabilities — 0.4%		425,868

NET ASSETS — 100.0%		$97,481,803

*	Denotes a non-income producing security.

(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at March 31, 2010 was $2,387,958 which represents 2.45% of net assets.

(b)	Represents 7-day effective yield as of March 31, 2010.

(c)	At March 31, 2010, the tax basis cost of the Fund’s investments was $87,495,519, tax unrealized appreciation and depreciation were $10,581,185 and $(1,020,769), respectively..

†	Amount rounds to less than 0.1%.

ADR	American Depositary Receipt

AG	Stock Corporation

ASA	Stock Corporation

CVA	Dutch Certificate
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
Gartmore NVIT International Equity Fund

GDR	Global Depositary Receipt

Ltd.	Limited

NV	Public Traded Company

NVDR	Non Voting Depository Receipt

PCL	Public Company Limited

PLC	Public Limited Company

PT	Limited Liability Company

REG	Registered Shares

SA	Stock Company
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
Gartmore NVIT International Equity Fund
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:

Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2010:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$16,251,453	$79,776,534	$—	$96,027,987
Mutual Fund	1,027,948	—	—	1,027,948

Total	$17,279,401	$79,776,534	$—	$97,055,935

Amounts designated as “-” are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments
March 31, 2010 (Unaudited)
Gartmore NVIT Worldwide Leaders Fund

		Market
	Shares	Value

Common Stocks 98.4%
CANADA 2.5%
Metals & Mining 2.5%
Teck Resources Ltd., Class B*	12,450	$542,322

CHINA 1.9%
Health Care Providers & Services 0.5%
Sinopharm Group Co., Ltd., Class H*	26,000	116,651

Independent Power Producers & Energy Traders 1.4%
China Longyuan Power Group Corp., H Shares*	262,000	310,448

		427,099

FRANCE 2.5%
Automobiles 2.5%
Renault SA*	11,850	553,657

GERMANY 4.5%
Construction Materials 1.0%
HeidelbergCement AG	3,848	214,184

Industrial Conglomerates 1.5%
Siemens AG REG*	3,300	329,726

Pharmaceuticals 2.0%
Bayer AG	6,400	432,447

		976,357

IRELAND 3.5%
Information Technology Services 3.5%
Accenture PLC, Class A	18,300	767,685

ISRAEL 3.0%
Pharmaceuticals 3.0%
Teva Pharmaceutical Industries Ltd. ADR	10,250	646,570

JAPAN 11.4%
Capital Markets 2.5%
Nomura Holdings, Inc.	74,800	548,856

Commercial Banks 1.5%
Sumitomo Mitsui Financial Group, Inc.	10,000	331,298

Household Durables 4.4%
Panasonic Corp.	45,200	692,963
Sony Corp.	6,600	252,888

		945,851

Trading Companies & Distributors 3.0%
Mitsubishi Corp.	25,000	656,493

		2,482,498

NETHERLANDS 6.0%
Oil, Gas & Consumable Fuels 3.9%
Royal Dutch Shell PLC, Class B	30,510	841,098

Semiconductors & Semiconductor Equipment 2.1%
ASML Holding NV	13,050	462,688

		1,303,786

SOUTH KOREA 2.9%
Semiconductors & Semiconductor Equipment 2.9%
Samsung Electronics Co., Ltd.	870	629,005

SPAIN 2.4%
Commercial Banks 2.4%
Banco Santander SA	40,300	534,540

SWITZERLAND 7.9%
Capital Markets 3.7%
Credit Suisse Group AG REG	15,800	813,264

Energy Equipment & Services 2.7%
Transocean Ltd.*	6,880	594,294

Pharmaceuticals 1.5%
Novartis AG REG	5,980	323,482

		1,731,040

UNITED KINGDOM 5.4%
Food Products 2.8%
Unilever PLC	21,200	620,623

Multi-Utilities 2.6%
Centrica PLC	124,600	556,356

		1,176,979

UNITED STATES 44.5%
Aerospace & Defense 2.5%
General Dynamics Corp.	7,120	549,664

Beverages 3.0%
PepsiCo, Inc.	9,800	648,368

Capital Markets 1.5%
Charles Schwab Corp. (The)	17,545	327,916

Chemicals 2.5%
Praxair, Inc.	6,600	547,800

Commercial Banks 5.5%
PNC Financial Services Group, Inc.	8,660	517,002
Wells Fargo & Co.	21,780	677,794

		1,194,796

Computers & Peripherals 3.1%
Apple, Inc.*	2,880	676,598

Consumer Finance 2.5%
American Express Co.	13,200	544,632

Diversified Financial Services 3.1%
JPMorgan Chase & Co.	15,096	675,546

Media 4.0%
CBS Corp. Non-Voting, Class B	38,200	532,508
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
Gartmore NVIT Worldwide Leaders Fund

		Market
	Shares	Value

Common Stocks (continued)
UNITED STATES (continued)
Media (continued)
News Corp., Class B	19,600	$333,396

		865,904

Metals & Mining 2.7%
Freeport-McMoRan Copper & Gold, Inc.	7,220	603,159

Oil, Gas & Consumable Fuels 2.0%
Hess Corp.	6,900	431,595

Pharmaceuticals 3.3%
Pfizer, Inc.	42,300	725,445

Software 4.5%
Microsoft Corp.	21,700	635,159
Oracle Corp.	13,250	340,392

		975,551

Textiles, Apparel & Luxury Goods 4.3%
Polo Ralph Lauren Corp., Class A	11,200	952,448

		9,719,422

Total Common Stocks (cost $19,556,658)		21,490,960

Mutual Fund 1.6%
Money Market Fund 1.6%
Invesco AIM Liquid Assets Portfolio, 0.11% (a)	360,290	360,290

Total Mutual Fund (cost $360,290)		360,290

Total Investments (cost $19,916,948) (b) — 100.0%		21,851,250

Liabilities in excess of other assets — 0.0%		(3,409)

NET ASSETS — 100.0%		$21,847,841

*	Denotes a non-income producing security.

(a)	Represents 7-day effective yield as of March 31, 2010.

(b)	At March 31, 2010, the tax basis cost of the Fund’s investments was $20,383,143, tax unrealized appreciation and depreciation were $1,650,049 and $(181,942), respectively.

ADR	American Depositary Receipt

AG	Stock Corporation

Ltd.	Limited

NV	Public Traded Company

PLC	Public Limited Company

REG	Registered Shares

SA	Stock Company
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
Gartmore NVIT Worldwide Leaders Fund
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:

Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2010:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$12,270,293	$9,220,667	$—	$21,490,960
Mutual Fund	360,290	—	—	360,290

Total	$12,630,583	$9,220,667	$—	$21,851,250

Amounts designated as “-” are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments
March 31, 2010 (Unaudited)
Neuberger Berman NVIT Multi Cap Opportunities Fund

		Market
	Shares	Value

Common Stocks 98.7%
Aerospace & Defense 2.7%
Boeing Co. (The)	74,830	$5,433,406
L-3 Communications Holdings, Inc.	24,465	2,241,728

		7,675,134

Automobiles 1.6%
Harley-Davidson, Inc.	158,860	4,459,200

Beverages 1.0%
Dr. Pepper Snapple Group, Inc.	80,425	2,828,547

Building Products 2.7%
Masco Corp.	185,420	2,877,718
Owens Corning, Inc. *	189,190	4,812,994

		7,690,712

Capital Markets 5.6%
Goldman Sachs Group, Inc. (The)	25,080	4,279,400
Invesco Ltd.	213,235	4,671,979
Morgan Stanley	98,620	2,888,580
State Street Corp.	84,040	3,793,566

		15,633,525

Commercial Banks 4.5%
Comerica, Inc.	18,870	717,815
Fifth Third Bancorp	278,100	3,779,379
SunTrust Banks, Inc.	119,000	3,188,010
Wells Fargo & Co.	162,500	5,057,000

		12,742,204

Computers & Peripherals 1.8%
Hewlett-Packard Co.	96,400	5,123,660

Construction & Engineering 1.8%
Chicago Bridge & Iron Co. NV NYRS REG*	213,355	4,962,637

Consumer Finance 2.3%
American Express Co.	100,885	4,162,515
Capital One Financial Corp.	52,860	2,188,933

		6,351,448

Diversified Financial Services 8.5%
Bank of America Corp.	508,260	9,072,441
Citigroup, Inc. *	817,421	3,310,555
JPMorgan Chase & Co.	121,530	5,438,467
Moody’s Corp.	202,300	6,018,425

		23,839,888

Electrical Equipment 1.0%
ABB Ltd. ADR* — CH	127,490	2,784,382

Energy Equipment & Services 3.5%
National Oilwell Varco, Inc.	79,730	3,235,443
Noble Corp. *	110,525	4,622,156
Weatherford International Ltd. *	124,930	1,981,390

		9,838,989

Food & Staples Retailing 1.0%
CVS Caremark Corp.	76,400	2,793,184

Health Care Equipment & Supplies 3.3%
Boston Scientific Corp. *	288,680	2,084,270
Covidien PLC	65,130	3,274,736
Zimmer Holdings, Inc. *	66,500	3,936,800

		9,295,806

Health Care Providers & Services 4.0%
Aetna, Inc.	99,365	3,488,705
AmerisourceBergen Corp.	93,570	2,706,045
WellPoint, Inc. *	78,290	5,040,310

		11,235,060

Household Durables 1.9%
KB Home	158,500	2,654,875
Whirlpool Corp.	29,800	2,600,050

		5,254,925

Household Products 1.6%
Energizer Holdings, Inc. *	69,625	4,369,665

Independent Power Producers & Energy Traders 1.0%
NRG Energy, Inc. *	133,915	2,798,823

Industrial Conglomerates 1.5%
McDermott International, Inc. *	158,605	4,269,647

Information Technology Services 2.3%
Fidelity National Information Services, Inc.	123,435	2,893,316
Lender Processing Services, Inc.	90,610	3,420,528

		6,313,844

Insurance 4.2%
Berkshire Hathaway, Inc., Class B *	78,450	6,375,632
MetLife, Inc.	93,215	4,039,938
Principal Financial Group, Inc.	50,650	1,479,486

		11,895,056

Machinery 4.3%
Bucyrus International, Inc.	17,520	1,156,145
Ingersoll-Rand PLC	103,210	3,598,932
Joy Global, Inc.	48,900	2,767,740
Terex Corp. *	203,680	4,625,573

		12,148,390

Marine 0.5%
Genco Shipping & Trading Ltd. *	63,700	1,344,707

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
Neuberger Berman NVIT Multi Cap Opportunities Fund

		Market
	Shares	Value

Common Stocks (continued)
Media 1.9%
McGraw-Hill Cos., Inc. (The)	150,700	$5,372,455

Metals & Mining 6.6%
Freeport-McMoRan Copper & Gold, Inc.	43,375	3,623,547
Teck Resources Ltd., Class B *	163,865	7,137,959
United States Steel Corp.	42,800	2,718,656
Walter Energy, Inc.	25,395	2,343,197
Xstrata PLC *	147,020	2,782,549

		18,605,908

Multiline Retail 3.5%
J.C. Penney Co., Inc.	159,150	5,119,856
Macy’s, Inc.	213,325	4,644,085

		9,763,941

Office Electronics 0.0%(a)
Xerox Corp.	1	10

Oil, Gas & Consumable Fuels 11.4%
Canadian Natural Resources Ltd.	88,600	6,559,944
Cenovus Energy, Inc.	102,700	2,691,767
Denbury Resources, Inc. *	111,405	1,879,402
EOG Resources, Inc.	44,140	4,102,372
Peabody Energy Corp.	52,500	2,399,250
Petrohawk Energy Corp. *	46,200	936,936
Petroleo Brasileiro SA ADR — BR	128,610	5,721,859
Ship Finance International Ltd.	95,756	1,700,626
Southwestern Energy Co. *	97,480	3,969,386
Talisman Energy, Inc.	117,890	2,011,203

		31,972,745

Personal Products 3.5%
Avon Products, Inc.	105,290	3,566,172
NBTY, Inc. *	129,335	6,205,494

		9,771,666

Pharmaceuticals 1.8%
Shire PLC ADR — IE	74,540	4,916,658

Road & Rail 0.9%
Norfolk Southern Corp.	45,590	2,548,025

Semiconductors & Semiconductor Equipment 0.6%
Intel Corp.	74,860	1,666,383

Software 3.2%
Check Point Software Technologies *	77,350	2,711,891
Microsoft Corp.	88,855	2,600,786
Oracle Corp.	140,210	3,601,995

		8,914,672

Specialty Retail 2.7%
Best Buy Co., Inc.	87,465	3,720,761
Limited Brands, Inc.	44,810	1,103,222
Lowe’s Cos., Inc.	107,470	2,605,073

		7,429,056

Total Common Stocks (cost $234,167,234)		276,610,952

Mutual Fund 1.5%
Money Market Fund 1.5%
Invesco AIM Liquid Assets Portfolio, 0.11% (b)	4,085,168	4,085,168

Total Mutual Fund (cost $4,085,168)		4,085,168

Total Investments (cost $238,252,402) (c) — 100.2%		280,696,120

Liabilities in excess of other assets — (0.2%)		(588,373)

NET ASSETS — 100.0%		$280,107,747

*	Denotes a non-income producing security.

(a)	Amount rounds to less than 0.1%.

(b)	Represents 7-day effective yield as of March 31, 2010.

(c)	At March 31, 2010, the tax basis cost of the Fund’s investments was $238,410,728, tax unrealized appreciation and depreciation were $44,739,725 and $(2,454,333), respectively.

ADR	American Depositary Receipt

BR	Brazil

CH	Switzerland

IE	Ireland

Ltd.	Limited

NV	Public Traded Company

NYRS	New York Registry Shares

PLC	Public Limited Company

REG	Registered Shares

SA	Stock Company
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
Neuberger Berman NVIT Multi Cap Opportunities Fund
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:

Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2010:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$273,828,403	$2,782,549	$—	$276,610,952
Mutual Fund	4,085,168	—	—	4,085,168

Total	$277,913,571	$2,782,549	$—	$280,696,120

Amounts designated as “-” are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments
March 31, 2010 (Unaudited)
Neuberger Berman NVIT Socially Responsible Fund

		Market
	Shares	Value

Common Stocks 94.7%
Capital Markets 6.9%
Bank of New York Mellon Corp. (The)	296,190	$9,146,347
Charles Schwab Corp. (The)	606,670	11,338,662

		20,485,009

Chemicals 3.6%
Novozymes AS, Class B	27,065	2,994,180
Praxair, Inc.	92,565	7,682,895

		10,677,075

Commercial Services & Supplies 2.2%
Herman Miller, Inc.	353,580	6,385,655

Electronic Equipment, Instruments & Components 7.1%
Anixter International, Inc.*	221,880	10,395,078
National Instruments Corp.	321,385	10,718,190

		21,113,268

Energy Equipment & Services 3.1%
Smith International, Inc.	216,005	9,249,334

Food Products 2.8%
JM Smucker Co. (The)	137,420	8,280,929

Health Care Equipment & Supplies 5.8%
Becton, Dickinson & Co.	110,105	8,668,567
Covidien PLC	169,840	8,539,555

		17,208,122

Household Products 2.9%
Procter & Gamble Co. (The)	136,755	8,652,489

Industrial Conglomerates 3.9%
3M Co.	139,920	11,693,114

Insurance 5.3%
Markel Corp.*	16,835	6,307,401
Progressive Corp. (The)	496,905	9,485,917

		15,793,318

Internet Software & Services 4.0%
Yahoo!, Inc.*	719,590	11,894,823

Machinery 4.5%
Danaher Corp.	168,050	13,428,875

Media 11.1%
Comcast Corp., Special Class A	467,730	8,405,108
Scripps Networks Interactive, Inc., Class A	250,125	11,093,044
Washington Post Co. (The), Class B	29,930	13,294,307

		32,792,459

Oil, Gas & Consumable Fuels 9.1%
BG Group PLC	611,154	10,583,862
Cimarex Energy Co.	94,035	5,583,798
Newfield Exploration Co.*	210,930	10,978,907

		27,146,567

Pharmaceuticals 7.0%
Novo Nordisk AS, Class B	78,850	6,086,855
Novo Nordisk AS ADR — DE	80,410	6,201,219
Roche Holding AG ADR — SZ	167,780	6,798,446
Roche Holding AG	9,973	1,619,720

		20,706,240

Professional Services 1.5%
ICF International, Inc.*	179,445	4,457,414

Road & Rail 2.3%
Canadian National Railway Co.	114,985	6,966,941

Semiconductors & Semiconductor Equipment 6.4%
Altera Corp.	564,865	13,731,868
Texas Instruments, Inc.	208,840	5,110,315

		18,842,183

Software 4.2%
Intuit, Inc.*	359,025	12,328,919

Trading Companies & Distributors 1.0%
W.W. Grainger, Inc.	26,435	2,858,152

Total Common Stocks (cost $250,004,974)		280,960,886

Mutual Fund 3.1%
Money Market Fund 3.1%
Invesco AIM Liquid Assets Portfolio, 0.11% (a)	9,068,295	9,068,295

Total Mutual Fund (cost $9,068,295)		9,068,295

Total Investments (cost $259,073,269) (b) — 97.8%		290,029,181

Other assets in excess of liabilities — 2.2%		6,667,654

NET ASSETS — 100.0%		$296,696,835

*	Denotes a non-income producing security.

(a)	Represents 7-day effective yield as of March 31, 2010.

(b)	At March 31, 2010, the tax basis cost of the Fund’s investments was $261,754,701, tax unrealized appreciation and depreciation were $34,713,201 and $(6,438,721), respectively.

ADR	American Depositary Receipt

AG	Stock Corporation

AS	Stock Corporation

DE	Denmark

PLC	Public Limited Company

SZ	Switzerland
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
Neuberger Berman NVIT Socially Responsible Fund
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:

Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2010:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$259,676,269	$21,284,617	$—	$280,960,886
Mutual Fund	9,068,295	—	—	9,068,295

Total	$268,744,564	$21,284,617	$—	$290,029,181

Amounts designated as “-” are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments
March 31, 2010 (Unaudited)
NVIT Bond Index Fund

	Principal	Market
	Amount	Value

Asset-Backed Securities 0.5%
Automobile Asset-Backed Securities 0.3%
USAA Auto Owner Trust,
Series 2008-3, Class A3,
4.28%, 10/15/12	$4,026,259	$4,119,494

Credit Card Asset-Backed Securities 0.2%
Citibank Credit Card Issuance Trust,
Series 2006-A4, Class A4,
5.45%, 05/10/13	3,321,000	3,487,460

Home Equity Asset-Backed Securities 0.0%†
Aegis Asset Backed Securities Trust,
Series 2006-1, Class A1,
0.33%, 01/25/37(a)	606,114	596,885

Total Asset-Backed Securities (cost $8,019,322)		8,203,839

Commercial Mortgage Backed Securities 3.5%
Capital Markets 0.5%
GS Mortgage Securities Corp. II,
Series 2004-GG2, Class A5
5.28%, 08/10/38(a)	3,067,000	3,180,928
Morgan Stanley Capital I
Series 2005-T19, Class A2,
4.73%, 06/12/47	3,097,000	3,104,597
Series 2007-IQ14, Class A4,
5.69%, 04/15/49(a)	2,080,000	1,907,568

		8,193,093

Commercial Banks 1.0%
Commercial Mortgage Pass Through Certificates,
Series 2005-LP5, Class A4
4.98%, 05/10/43(a)	5,820,000	6,021,570
CW Capital Cobalt Ltd.,
Series 2007-C3, Class A4
5.82%, 05/15/46(a)	2,080,000	1,969,353
First Union National Bank Commercial Mortgage,
Series 2000-C2, Class A2
7.20%, 10/15/32	2,589,021	2,617,859
Wachovia Bank Commercial Mortgage Trust
Series 2002-C1, Class C,
6.55%, 04/15/34	1,711,000	1,809,266
Series 2007-C33, Class A4,
5.90%, 02/15/51(a)	1,945,000	1,813,305

		14,231,353

Commercial Mortgage Backed Securities
Diversified Financial Services 2.0%
Banc of America Commercial Mortgage, Inc.
Series 2006-6, Class A4,
5.36%, 10/10/45	4,070,000	3,954,691
Series 2007-1, Class A4,
5.45%, 01/15/49	2,295,000	2,250,801
Bear Stearns Commercial Mortgage Securities, Inc.,
Series 2005-PWR8, Class AJ
4.75%, 06/11/41	1,991,000	1,611,605
Citigroup Commercial Mortgage Trust,
Series 2008-C7, Class A4
6.10%, 12/10/49(a)	3,271,583	3,296,687
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2001-CIB3, Class C,
6.84%, 11/15/35(a)(b)	1,858,000	1,846,592
Series 2001-CIBC, Class B,
6.45%, 03/15/33	3,746,000	3,822,615
Series 2005-LDP4, Class AM,
5.00%, 10/15/42(a)	2,224,000	2,080,553
Series 2006-LDP7, Class A4,
5.87%, 04/15/45(a)	3,339,000	3,447,107
Series 2007-CB18, Class AM,
5.47%, 06/12/47(a)	420,000	335,101
Series 2007-LD12, Class A2,
5.83%, 02/15/51	2,200,000	2,279,993
LB-UBS Commercial Mortgage Trust
Series 2003-C8, Class A4,
5.12%, 11/15/32(a)	3,109,000	3,272,414
Series 2007-C1, Class A2,
5.32%, 02/15/40	2,140,000	2,181,511

		30,379,670

Total Commercial Mortgage Backed Securities (cost $48,551,629)		52,804,116

Corporate Bonds 19.8%
Aerospace & Defense 0.5%
Boeing Co. (The),
4.88%, 02/15/20	1,100,000	1,125,451
General Dynamics Corp.,
4.25%, 05/15/13	250,000	267,027
Goodrich Corp.
6.29%, 07/01/16	354,000	392,687
6.80%, 07/01/36	185,000	202,333
Honeywell International, Inc.
6.13%, 11/01/11	147,000	158,962
5.40%, 03/15/16	705,000	777,320
5.30%, 03/01/18	840,000	894,692
Lockheed Martin Corp.,
7.65%, 05/01/16	177,000	213,014
Lockheed Martin Corp.,
Series B, 6.15%, 09/01/36	354,000	374,585
McDonnell Douglas Corp.,
9.75%, 04/01/12	600,000	691,862
Northrop Grumman Systems Corp.,
7.75%, 02/15/31	118,000	144,611
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT Bond Index Fund

	Principal	Market
	Amount	Value

Corporate Bonds (Continued)
Aerospace & Defense (Continued)
Raytheon Co.
5.50%, 11/15/12	$88,000	$96,937
6.40%, 12/15/18	206,000	232,947
7.00%, 11/01/28	133,000	153,182
Rockwell Collins, Inc.,
4.75%, 12/01/13	295,000	312,020
United Technologies Corp.
4.88%, 05/01/15	545,000	591,171
6.13%, 07/15/38	400,000	426,628

		7,055,429

Air Freight & Logistics 0.0%†
United Parcel Service of America, Inc.
8.38%, 04/01/20	118,000	152,465
8.38%, 04/01/30(c)	177,000	225,578
United Parcel Service, Inc.,
6.20%, 01/15/38	295,000	321,081

		699,124

Airlines 0.0%†
Qantas Airways Ltd.,
6.05%, 04/15/16(b)	177,000	182,902
Southwest Airlines Co.,
5.13%, 03/01/17	147,000	143,094

		325,996

Auto Components 0.0%†
Johnson Controls, Inc.,
4.88%, 09/15/13	177,000	188,142

Automobile 0.2%
Daimler Finance North America LLC
5.88%, 03/15/11	1,987,000	2,067,249
7.30%, 01/15/12	389,000	423,578
6.50%, 11/15/13	487,000	539,908

		3,030,735

Beverages 0.3%
Anheuser-Busch Cos., Inc.
4.38%, 01/15/13	29,000	30,554
5.00%, 03/01/19	236,000	237,337
5.75%, 04/01/36	324,000	312,988
6.00%, 11/01/41	147,000	143,138
Bottling Group LLC,
4.63%, 11/15/12	413,000	443,391
Coca-Cola Bottling Co. Consolidated,
5.00%, 11/15/12	88,000	93,779
Coca-Cola Enterprises, Inc.
8.50%, 02/01/12	354,000	399,137
7.38%, 03/03/14	480,000	560,842
6.95%, 11/15/26	147,000	174,098
Diageo Finance BV,
5.30%, 10/28/15	649,000	712,538
Pepsi Bottling Group, Inc.,
Series B, 7.00%, 03/01/29	206,000	242,829
PepsiAmericas, Inc.,
4.88%, 01/15/15	442,000	472,424
PepsiCo, Inc.,
7.90%, 11/01/18	700,000	866,987
SABMiller PLC,
5.50%, 08/15/13(b)	147,000	157,386

		4,847,428

Biotechnology 0.1%
Amgen, Inc.,
6.40%, 02/01/39	600,000	648,286
Genentech, Inc.,
5.25%, 07/15/35	88,000	82,499

		730,785

Capital Markets 1.2%
Bank of New York Mellon Corp. (The),
5.13%, 08/27/13	450,000	491,088
Credit Suisse Guernsey,
5.86%, 05/15/17(d)(e)	400,000	375,000
Credit Suisse USA, Inc.
6.13%, 11/15/11	265,000	284,690
6.50%, 01/15/12	354,000	384,892
5.13%, 01/15/14(f)	171,000	183,705
5.85%, 08/16/16	400,000	432,863
7.13%, 07/15/32	555,000	650,883
Deutsche Bank AG,
4.88%, 05/20/13	1,250,000	1,339,531
Deutsche Bank Financial LLC,
5.38%, 03/02/15	177,000	187,896
Goldman Sachs Capital I,
6.35%, 02/15/34	1,250,000	1,154,195
Goldman Sachs Capital II,
5.79%, 06/01/12(d)(e)	575,000	487,313
Goldman Sachs Group, Inc. (The)
6.60%, 01/15/12	103,000	111,760
5.25%, 10/15/13	870,000	935,186
5.13%, 01/15/15	664,000	700,402
5.35%, 01/15/16	1,077,000	1,134,536
5.63%, 01/15/17	1,000,000	1,024,704
6.13%, 02/15/33	1,150,000	1,136,658
6.75%, 10/01/37	500,000	499,372
Jefferies Group, Inc.,
6.25%, 01/15/36	177,000	150,657
Morgan Stanley
6.60%, 04/01/12	501,000	543,570
5.30%, 03/01/13	664,000	706,652
4.75%, 04/01/14	590,000	602,435
5.45%, 01/09/17	1,325,000	1,343,426
7.30%, 05/13/19	700,000	773,366
7.25%, 04/01/32	324,000	368,778
UBS AG/Stamford Branch,
5.88%, 07/15/16	1,121,000	1,153,872
UBS AG/Stamford Branch,
Series DPNT, 5.88%, 12/20/17	350,000	362,482
UBS Preferred Funding Trust I,
8.62%, 10/01/10(d)(e)	475,000	470,337
UBS Preferred Funding Trust V,
Series 1, 6.24%, 05/15/16(d)(e)	275,000	247,500

		18,237,749

Chemicals 0.2%
Albemarle Corp.,
5.10%, 02/01/15	118,000	123,421
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT Bond Index Fund

	Principal	Market
	Amount	Value

Corporate Bonds (continued)
Chemicals (continued)
Cytec Industries, Inc.,
6.00%, 10/01/15	$162,000	$174,257
Dow Chemical Co. (The)
6.00%, 10/01/12	590,000	642,259
8.55%, 05/15/19	585,000	707,698
EI Du Pont de Nemours & Co.,
5.25%, 12/15/16	885,000	955,021
Lubrizol Corp.
5.50%, 10/01/14	354,000	383,768
6.50%, 10/01/34	147,000	152,139
Praxair, Inc.,
3.95%, 06/01/13	177,000	186,174

		3,324,737

Commercial Banks 1.7%
Bank of Tokyo-Mitsubishi UFJ Ltd. — New York,
7.40%, 06/15/11	354,000	378,107
Bank One Corp.
5.25%, 01/30/13	147,000	157,983
8.00%, 04/29/27	290,000	338,400
BB&T Corp.,
4.75%, 10/01/12	236,000	248,867
Charter One Bank NA,
Series AI, 6.38%, 05/15/12	700,000	723,447
Comerica, Inc.,
4.80%, 05/01/15	177,000	177,399
Eksportfinans ASA,
5.50%, 05/25/16	383,000	421,841
HSBC Bank USA NA
4.63%, 04/01/14	590,000	615,597
5.63%, 08/15/35	250,000	234,639
HSBC Holdings PLC
6.50%, 05/02/36	400,000	412,190
6.50%, 09/15/37	600,000	621,949
KeyBank NA
5.70%, 08/15/12	265,000	278,364
5.80%, 07/01/14	147,000	150,343
6.95%, 02/01/28	225,000	205,406
Kreditanstalt fuer Wiederaufbau
3.50%, 03/10/14	2,915,000	3,033,468
4.13%, 10/15/14	708,000	742,827
4.38%, 07/21/15	2,145,000	2,272,068
Landwirtschaftliche Rentenbank,
5.13%, 02/01/17	750,000	818,105
Marshall & Ilsley Bank,
5.25%, 09/04/12	162,000	161,295
Mellon Funding Corp.
6.40%, 05/14/11	265,000	280,175
5.00%, 12/01/14	265,000	284,586
National City Bank,
6.20%, 12/15/11	300,000	323,335
National City Corp.,
4.90%, 01/15/15	354,000	369,775
Oesterreichische Kontrollbank AG
4.50%, 03/09/15	236,000	250,424
4.88%, 02/16/16	350,000	376,441
PNC Funding Corp.,
5.25%, 11/15/15	354,000	372,130
Regions Bank,
3.25%, 12/09/11	3,560,000	3,692,421
St. George Bank Ltd.,
5.30%, 10/15/15(b)	236,000	239,152
SunTrust Bank
5.20%, 01/17/17	177,000	169,826
5.45%, 12/01/17	183,000	177,065
UnionBanCal Corp.,
5.25%, 12/16/13	206,000	220,448
US Bank NA
6.38%, 08/01/11	501,000	533,447
4.95%, 10/30/14	265,000	282,117
4.80%, 04/15/15	133,000	141,436
USB Capital IX, 6.19%, 04/15/11(d)(e)	450,000	384,750
Wachovia Bank NA
5.60%, 03/15/16	708,000	742,473
6.60%, 01/15/38	1,000,000	1,028,872
Wachovia Capital Trust III,
5.80%, 03/15/11(d)(e)	850,000	720,375
Wachovia Corp.,
4.88%, 02/15/14	183,000	189,582
Wells Fargo & Co.
5.13%, 09/15/16	206,000	213,781
5.38%, 02/07/35	457,000	424,848
Wells Fargo Capital X,
5.95%, 12/15/36	875,000	802,232
Wells Fargo Capital XIII,
7.70%, 03/26/13(d)(e)	1,075,000	1,109,937

		25,321,923

Commercial Services & Supplies 0.2%
Pitney Bowes, Inc.
4.75%, 01/15/16	295,000	311,092
4.75%, 05/15/18	88,000	88,822
RR Donnelley & Sons Co.
4.95%, 04/01/14	118,000	118,592
6.13%, 01/15/17	700,000	702,709
Science Applications International Corp.,
5.50%, 07/01/33	177,000	154,857
TTX Co.,
4.90%, 03/01/15(b)	221,000	227,198
Waste Management, Inc.
6.38%, 11/15/12	206,000	228,250
6.38%, 03/11/15	500,000	559,522
7.00%, 07/15/28	162,000	174,184

		2,565,226

Communications Equipment 0.1%
Cisco Systems, Inc.
5.50%, 02/22/16	425,000	473,584
5.90%, 02/15/39	500,000	507,627
Motorola, Inc.,
7.50%, 05/15/25	206,000	212,283

		1,193,494

Computers & Peripherals 0.2%
Dell, Inc.,
7.10%, 04/15/28	206,000	229,295
Hewlett-Packard Co.
6.50%, 07/01/12	292,000	323,117
5.50%, 03/01/18	800,000	869,399
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT Bond Index Fund

	Principal	Market
	Amount	Value

Corporate Bonds (continued)
Computers & Peripherals (continued)
International Business Machines Corp.
4.75%, 11/29/12	$516,000	$558,235
5.88%, 11/29/32	983,000	1,027,717

		3,007,763

Construction Materials 0.1%
CRH America, Inc.,
6.00%, 09/30/16	885,000	950,910
Lafarge SA,
6.50%, 07/15/16	265,000	280,559

		1,231,469

Consumer Finance 0.4%
American Express Co.
4.88%, 07/15/13	1,348,000	1,421,815
8.13%, 05/20/19	845,000	1,023,463
6.80%, 09/01/66(a)	290,000	282,750
Capital One Bank USA NA,
5.13%, 02/15/14	765,000	810,739
Capital One Capital III,
7.69%, 08/15/36	250,000	239,063
Capital One Capital IV,
6.75%, 02/17/37(a)	185,000	159,563
Capital One Financial Corp.,
5.25%, 02/21/17	304,000	311,974
HSBC Finance Corp.
7.00%, 05/15/12	811,000	884,420
5.25%, 04/15/15	265,000	278,181
SLM Corp.,
Series A, 5.38%, 05/15/14	1,091,000	1,033,383

		6,445,351

Diversified Financial Services 3.5%
Associates Corp of North America,
6.95%, 11/01/18	339,000	357,254
AXA Financial, Inc.,
7.00%, 04/01/28	133,000	131,258
Bank of America Corp.
5.38%, 08/15/11	383,000	402,568
2.10%, 04/30/12	2,325,000	2,367,815
4.88%, 09/15/12	289,000	302,828
4.88%, 01/15/13	649,000	679,297
4.75%, 08/01/15	619,000	625,783
5.25%, 12/01/15	737,000	748,160
5.63%, 10/14/16	1,460,000	1,511,627
Bank of America Corp.,
Series L, 5.65%, 05/01/18	1,300,000	1,315,171
Bank of America NA
6.00%, 06/15/16	295,000	308,330
5.30%, 03/15/17	200,000	197,980
Bear Stearns Cos. LLC (The)
5.70%, 11/15/14	369,000	401,844
5.30%, 10/30/15	177,000	188,432
4.65%, 07/02/18	354,000	345,225
BP Capital Markets America, Inc.,
4.20%, 06/15/18	147,000	142,760
BSKYB Finance UK PLC,
5.63%, 10/15/15(b)	147,000	161,329
Caterpillar Financial Services Corp.
6.13%, 02/17/14	1,400,000	1,577,723
5.50%, 03/15/16	295,000	320,360

Citigroup Funding, Inc.
1.25%, 06/03/11(f)	895,000	900,121
2.25%, 12/10/12	6,485,000	6,590,252
Citigroup, Inc.
6.00%, 02/21/12	147,000	155,908
5.25%, 02/27/12	1,750,000	1,832,761
5.63%, 08/27/12	295,000	309,238
5.50%, 10/15/14	2,100,000	2,173,303
5.30%, 01/07/16	1,979,000	2,016,041
5.85%, 08/02/16	413,000	423,554
6.63%, 06/15/32	333,000	311,181
5.88%, 02/22/33	118,000	101,816
5.85%, 12/11/34	525,000	476,705
5.88%, 05/29/37	250,000	225,196
General Electric Capital Corp.
1.80%, 03/11/11	5,830,000	5,899,354
5.50%, 04/28/11	413,000	433,408
4.88%, 03/04/15	619,000	650,459
5.00%, 01/08/16	295,000	309,386
5.40%, 02/15/17	585,000	611,984
5.63%, 09/15/17	2,000,000	2,105,858
6.15%, 08/07/37	1,200,000	1,173,487
6.38%, 11/15/67(a)	925,000	868,344
General Electric Capital Corp.
Series A, 5.88%, 02/15/12	59,000	63,421
Series A, 6.00%, 06/15/12	263,000	285,043
Series A, 6.75%, 03/15/32	1,128,000	1,193,402
JPMorgan Chase & Co.
6.63%, 03/15/12	643,000	698,992
3.70%, 01/20/15	805,000	809,958
4.75%, 03/01/15	254,000	266,790
5.15%, 10/01/15	501,000	528,720
JPMorgan Chase Bank NA,
Series AI, 5.88%, 06/13/16	442,000	475,512
JPMorgan Chase Bank NA
6.00%, 07/05/17	2,210,000	2,355,701
6.00%, 10/01/17	1,000,000	1,066,162
National Rural Utilities Cooperative Finance Corp.
4.75%, 03/01/14	324,000	345,220
5.45%, 04/10/17	850,000	904,234
National Rural Utilities Cooperative Finance Corp.,
Series C, 8.00%, 03/01/32	159,000	189,431
Principal Life Global Funding I,
5.25%, 01/15/13(b)	879,000	936,154
Spectra Energy Capital LLC,
6.75%, 02/15/32	327,000	340,383
State Street Capital Trust III,
8.25%, 03/15/42(a)	180,000	186,302
TIAA Global Markets, Inc.,
4.95%, 07/15/13(b)	1,254,000	1,346,318
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT Bond Index Fund

	Principal	Market
	Amount	Value

Corporate Bonds (continued)
Diversified Financial Services (continued)
UFJ Finance Aruba AEC,
6.75%, 07/15/13	$354,000	$396,840

		52,042,683

Diversified Telecommunication Services 1.3%
Ameritech Capital Funding Corp.,
6.45%, 01/15/18	88,000	94,692
AT&T, Inc.
6.25%, 03/15/11	475,000	499,355
5.88%, 08/15/12	425,000	464,554
4.95%, 01/15/13	1,500,000	1,611,288
5.10%, 09/15/14	1,003,000	1,085,189
5.63%, 06/15/16	295,000	323,415
6.15%, 09/15/34	1,161,000	1,146,925
6.55%, 02/15/39	410,000	431,009
BellSouth Corp.
6.00%, 10/15/11	838,000	896,961
5.20%, 09/15/14	501,000	539,804
6.55%, 06/15/34	177,000	180,289
Deutsche Telekom International Finance BV
5.25%, 07/22/13	737,000	790,315
5.75%, 03/23/16	697,000	749,278
8.75%, 06/15/30	369,000	472,582
Embarq Corp.,
7.08%, 06/01/16	133,000	144,857
France Telecom SA,
8.50%, 03/01/31	407,000	539,863
GTE Corp.
6.84%, 04/15/18	206,000	227,464
6.94%, 04/15/28	147,000	154,334
Qwest Corp.,
8.38%, 05/01/16	1,225,000	1,378,125
Telecom Italia Capital SA
6.20%, 07/18/11	206,000	216,298
4.95%, 09/30/14	295,000	302,620
5.25%, 10/01/15	940,000	962,458
6.00%, 09/30/34	230,000	204,042
Telefonica Emisiones SAU,
6.42%, 06/20/16	1,770,000	1,966,330
Telefonos de Mexico SAB de CV,
5.50%, 01/27/15	236,000	252,289
Verizon Communications, Inc.
4.90%, 09/15/15	590,000	633,314
8.75%, 11/01/18	550,000	689,980
6.35%, 04/01/19	200,000	221,441
5.85%, 09/15/35	118,000	114,846
Verizon Global Funding Corp.
6.88%, 06/15/12	295,000	327,873
7.38%, 09/01/12	522,000	591,125
4.38%, 06/01/13	369,000	391,812
7.75%, 12/01/30	1,190,000	1,416,006

		20,020,733

Electric Utilities 1.3%
Alabama Power Co.,
5.70%, 02/15/33	574,000	572,717
Ameren Energy Generating Co.,
Series F, 7.95%, 06/01/32	105,000	113,431
American Electric Power Co., Inc.,
5.25%, 06/01/15	192,000	205,278
Appalachian Power Co.,
Series L, 5.80%, 10/01/35	206,000	198,908
Arizona Public Service Co.,
5.50%, 09/01/35	215,000	192,907
Baltimore Gas & Electric Co.,
5.90%, 10/01/16	1,135,000	1,219,561
Cleveland Electric Illuminating Co. (The),
5.50%, 08/15/24	400,000	396,720
Commonwealth Edison Co.,
Series 98, 6.15%, 03/15/12	118,000	127,811
Consolidated Edison Co. of New York, Inc.,
Series 02-B, 4.88%, 02/01/13	124,000	133,266
Consolidated Edison Co. of New York, Inc.,
Series 05-C, 5.38%, 12/15/15	177,000	191,986
Consolidated Edison Co. of New York, Inc.,
Series 08-A, 5.85%, 04/01/18	1,000,000	1,094,423
Consolidated Edison Co. of New York, Inc.,
Series 03-A, 5.88%, 04/01/33	118,000	118,860
Duke Energy Carolinas LLC,
6.25%, 01/15/12	1,650,000	1,790,559
Duke Energy Corp.,
5.05%, 09/15/19	1,200,000	1,214,072
Duke Energy Ohio, Inc.,
5.70%, 09/15/12	41,000	44,419
Duke Energy Ohio, Inc.,
Series A, 5.40%, 06/15/33	74,000	68,760
Entergy Gulf States, Inc.,
5.25%, 08/01/15	81,000	80,818
Entergy Mississippi, Inc.,
5.15%, 02/01/13	289,000	307,031
Exelon Corp.
4.90%, 06/15/15	413,000	430,444
5.63%, 06/15/35	836,000	776,338
FirstEnergy Corp.,
Series C, 7.38%, 11/15/31	663,000	686,128
Florida Power & Light Co.
4.85%, 02/01/13	147,000	157,969
5.85%, 02/01/33	100,000	100,657
5.95%, 10/01/33	77,000	78,700
5.40%, 09/01/35	130,000	123,837
5.65%, 02/01/37	450,000	442,816
Florida Power Corp.,
5.90%, 03/01/33	318,000	323,319
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT Bond Index Fund

	Principal	Market
	Amount	Value

Corporate Bonds (continued)
Electric Utilities (continued)
Georgia Power Co.,
Series K, 5.13%, 11/15/12	$106,000	$115,013
Metropolitan Edison Co.,
4.88%, 04/01/14	236,000	247,437
MidAmerican Energy Co.,
5.80%, 10/15/36	550,000	548,733
Midamerican Energy Holdings Co.,
5.88%, 10/01/12	1,334,000	1,456,242
New York State Electric & Gas Corp.,
5.75%, 05/01/23	59,000	57,502
Ohio Power Co.,
Series G, 6.60%, 02/15/33	236,000	251,421
Oncor Electric Delivery Co. LLC
6.38%, 05/01/12	552,000	596,914
6.38%, 01/15/15	692,000	765,594
Pacific Gas & Electric Co.
4.80%, 03/01/14	472,000	506,478
6.25%, 03/01/39	600,000	631,762
PacifiCorp,
5.25%, 06/15/35	177,000	165,350
Pepco Holdings, Inc.
6.45%, 08/15/12	106,000	113,576
7.45%, 08/15/32	118,000	125,789
Progress Energy, Inc.,
7.75%, 03/01/31	236,000	278,296
Public Service Co. of Colorado,
Series 15, 5.50%, 04/01/14	251,000	273,817
Public Service Electric & Gas Co.,
Series B, 5.13%, 09/01/12	195,000	211,261
Scottish Power Ltd.,
5.81%, 03/15/25	118,000	114,480
Southern California Edison Co.,
6.00%, 01/15/34	177,000	184,628
Southern California Edison Co.,
Series 05-B, 5.55%, 01/15/36	436,000	429,089
Southern Power Co.,
Series B, 6.25%, 07/15/12	251,000	274,459
SPI Electricity & Gas Australia Holdings Pty Ltd.,
6.15%, 11/15/13(b)	189,000	205,304
Virginia Electric and Power Co.,
Series A, 5.40%, 01/15/16	147,000	158,216
Westar Energy, Inc.,
6.00%, 07/01/14	265,000	292,393
Wisconsin Electric Power Co.,
5.63%, 05/15/33	59,000	57,934

		19,253,423

Electrical Equipment 0.0%†
Emerson Electric Co.,
6.00%, 08/15/32	83,000	86,980

Energy Equipment & Services 0.1%
Anadarko Finance Co.
Series B, 6.75%, 05/01/11	118,000	124,186
Series B, 7.50%, 05/01/31	298,000	334,870
Apache Finance Canada Corp.,
4.38%, 05/15/15	487,000	514,307
Halliburton Co.,
6.70%, 09/15/38	400,000	445,628
Motiva Enterprises LLC,
5.20%, 09/15/12(b)	74,000	76,788
Nabors Industries, Inc.,
5.38%, 08/15/12	41,000	43,878
Transocean, Inc.,
7.50%, 04/15/31	177,000	207,536

		1,747,193

Food & Staples Retailing 0.5%
Costco Wholesale Corp.,
5.50%, 03/15/17	850,000	932,760
CVS Caremark Corp.,
6.25%, 06/01/27	795,000	825,561
Kroger Co. (The)
6.80%, 04/01/11	201,000	211,554
6.20%, 06/15/12	236,000	256,198
7.50%, 04/01/31	257,000	299,941
Safeway, Inc.
5.80%, 08/15/12	206,000	224,657
5.63%, 08/15/14	177,000	193,261
Sysco Corp.,
5.38%, 09/21/35	106,000	103,909
Wal-Mart Stores, Inc.
5.00%, 04/05/12(f)	1,800,000	1,930,626
3.20%, 05/15/14	900,000	922,786
7.55%, 02/15/30	118,000	145,845
5.25%, 09/01/35	708,000	676,434

		6,723,532

Food Products 0.3%
Archer-Daniels-Midland Co.
5.94%, 10/01/32	345,000	358,773
5.38%, 09/15/35	147,000	141,573
Bunge Ltd. Finance Corp.,
5.10%, 07/15/15	88,000	90,402
Cadbury Schweppes US Finance LLC,
5.13%, 10/01/13(b)	177,000	187,455
Campbell Soup Co.,
4.88%, 10/01/13	236,000	257,349
ConAgra Foods, Inc.
6.75%, 09/15/11	10,000	10,746
7.00%, 10/01/28	221,000	241,058
General Mills, Inc.,
6.00%, 02/15/12	267,000	290,506

Food Products 0.3%
H.J. Heinz Finance Co.
6.00%, 03/15/12	350,000	378,339
6.75%, 03/15/32	88,000	94,975
Kellogg Co.,
Series B, 7.45%, 04/01/31	147,000	178,871
Kraft Foods, Inc.
5.63%, 11/01/11	468,000	497,063
6.00%, 02/11/13	550,000	603,655
6.50%, 11/01/31	189,000	194,544
7.00%, 08/11/37	910,000	998,806
Sara Lee Corp.,
6.25%, 09/15/11	251,000	266,709
Unilever Capital Corp.,
5.90%, 11/15/32	206,000	215,562

		5,006,386

Gas Utilities 0.2%
AGL Capital Corp., 4.45%, 04/15/13	177,000	184,976
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT Bond Index Fund

	Principal	Market
	Amount	Value

Corporate Bonds (continued)
Gas Utilities (continued)
Atmos Energy Corp.
5.13%, 01/15/13	$133,000	$142,007
4.95%, 10/15/14	265,000	280,267
Boardwalk Pipelines LP,
5.20%, 06/01/18	88,000	86,391
CenterPoint Energy Resources Corp.,
Series B, 7.88%, 04/01/13	354,000	405,351
Colonial Pipeline Co.,
7.63%, 04/15/32(b)	215,000	257,012
Consolidated Natural Gas Co.,
Series A, 5.00%, 12/01/14	1,069,000	1,139,142
Kern River Funding Corp.,
4.89%, 04/30/18(b)	65,375	65,735
Southern California Gas Co.,
4.80%, 10/01/12	383,000	409,614

		2,970,495

Health Care Equipment & Supplies 0.1%
Baxter International, Inc.
4.63%, 03/15/15	77,000	82,304
5.38%, 06/01/18	400,000	429,854
Covidien International Finance SA,
6.00%, 10/15/17	400,000	438,658

		950,816

Health Care Providers & Services 0.2%
Aetna, Inc.,
6.00%, 06/15/16	550,000	602,997
Quest Diagnostics, Inc.,
5.45%, 11/01/15	324,000	349,360
UnitedHealth Group, Inc.
5.38%, 03/15/16	295,000	310,929
5.80%, 03/15/36	708,000	663,019
WellPoint, Inc.
5.00%, 12/15/14	1,036,000	1,105,884
5.25%, 01/15/16	324,000	341,579
5.95%, 12/15/34	118,000	115,450

		3,489,218

Hotels, Restaurants & Leisure 0.1%
McDonald’s Corp.,
5.35%, 03/01/18	360,000	390,401
Yum! Brands, Inc.
8.88%, 04/15/11	118,000	126,553
6.88%, 11/15/37	600,000	651,484

		1,168,438

Household Durables 0.0%†
Black & Decker Corp.,
4.75%, 11/01/14	230,000	237,521
Fortune Brands, Inc.,
5.38%, 01/15/16	265,000	276,091
MDC Holdings, Inc.,
5.50%, 05/15/13	147,000	151,602
Toll Brothers Finance Corp.,
6.88%, 11/15/12	7,000	7,526

		672,740

Household Products 0.2%
Kimberly-Clark Corp.
5.63%, 02/15/12	295,000	319,001
4.88%, 08/15/15	800,000	862,110
6.63%, 08/01/37	630,000	718,775
Procter & Gamble Co. (The)
4.85%, 12/15/15	177,000	194,077
5.80%, 08/15/34	545,000	569,005

		2,662,968

Independent Power Producers & Energy Traders 0.0%†
PSEG Power LLC
6.95%, 06/01/12	74,000	81,639
5.50%, 12/01/15	413,000	445,993

		527,632

Industrial Conglomerates 0.1%
3M Co.,
5.70%, 03/15/37	415,000	428,977
General Electric Co.,
5.00%, 02/01/13	929,000	1,001,437

		1,430,414

Insurance 1.0%
ACE INA Holdings, Inc.,
5.88%, 06/15/14	560,000	615,010
AIG Life Holdings US, Inc.,
7.50%, 07/15/25	147,000	137,845
AIG SunAmerica Global Financing X,
6.90%, 03/15/32(b)	413,000	402,962
Allstate Corp. (The)
6.13%, 02/15/12	254,000	274,433
6.13%, 12/15/32	118,000	118,720
5.55%, 05/09/35	88,000	84,508
5.95%, 04/01/36	118,000	118,308
6.13%, 05/15/37(a)	195,000	184,763
6.50%, 05/15/57(a)	195,000	186,713
American International Group, Inc.
5.05%, 10/01/15	147,000	136,517
5.60%, 10/18/16	585,000	544,500
Berkshire Hathaway Finance Corp.
4.75%, 05/15/12	1,090,000	1,165,532
4.85%, 01/15/15	354,000	380,518
Chubb Corp.
6.00%, 05/11/37	315,000	323,098
6.38%, 03/29/67(a)	400,000	402,500
Farmers Insurance Exchange,
8.63%, 05/01/24(b)	400,000	430,163
Genworth Financial, Inc.
5.75%, 06/15/14	88,000	89,891
6.50%, 06/15/34	206,000	178,944
Hartford Financial Services Group, Inc.
4.75%, 03/01/14	118,000	121,950
6.10%, 10/01/41	59,000	52,691
Infinity Property & Casualty Corp.,
Series B, 5.50%, 02/18/14	118,000	116,516
Lincoln National Corp.,
6.15%, 04/07/36	440,000	419,738
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT Bond Index Fund

	Principal	Market
	Amount	Value

Corporate Bonds (continued)
Insurance (continued)
Marsh & McLennan Cos., Inc.
6.25%, 03/15/12	$103,000	$108,507
5.75%, 09/15/15	43,000	45,537
MetLife, Inc.
6.13%, 12/01/11	640,000	684,711
5.50%, 06/15/14	265,000	282,228
5.70%, 06/15/35	659,000	632,077
6.40%, 12/15/36	500,000	447,500
Metropolitan Life Global Funding I,
5.13%, 06/10/14(b)	750,000	794,390
Nationwide Financial Services, Inc.,
6.75%, 05/15/37(j)	105,000	88,355
Nationwide Mutual Insurance Co.,
5.81%, 12/15/24(a)(b)(j)	295,000	252,774
New York Life Insurance Co.,
5.88%, 05/15/33(b)	200,000	196,391
NLV Financial Corp.,
7.50%, 08/15/33(b)	74,000	66,755
Progressive Corp. (The)
6.25%, 12/01/32	162,000	165,746
6.70%, 06/15/37(a)	370,000	363,291
Prudential Financial, Inc.,
5.10%, 12/14/11	740,000	776,931
Prudential Financial, Inc.
Series B, 5.10%, 09/20/14	295,000	311,588
Series B, 5.75%, 07/15/33	147,000	139,426
RLI Corp.,
5.95%, 01/15/14	118,000	120,124
Travelers Cos., Inc. (The)
5.75%, 12/15/17	585,000	635,158
6.25%, 03/15/37(a)	400,000	393,742
Travelers Property Casualty Corp.,
6.38%, 03/15/33	192,000	201,638
Western & Southern Financial Group, Inc.,
5.75%, 07/15/33(b)	147,000	122,079
Willis North America, Inc.,
5.63%, 07/15/15	177,000	181,718
XL Capital Ltd.,
5.25%, 09/15/14	779,000	805,283

		14,301,769

Machinery 0.1%
Caterpillar, Inc.
7.30%, 05/01/31	100,000	118,785
6.05%, 08/15/36	177,000	186,130
Deere & Co.,
8.10%, 05/15/30	500,000	634,028
Dover Corp.,
4.88%, 10/15/15	224,000	243,266
Stanley Black & Decker, Inc.,
4.90%, 11/01/12	133,000	142,736

		1,324,945

Media 1.2%
CBS Corp.
5.63%, 08/15/12	590,000	636,440
8.88%, 05/15/19	50,000	60,400
7.88%, 07/30/30	80,000	88,164
5.50%, 05/15/33	118,000	101,219
Comcast Cable Communications Holdings, Inc.,
9.46%, 11/15/22	118,000	157,668
Comcast Cable Holdings LLC,
9.80%, 02/01/12	307,000	348,275
Comcast Corp.
5.90%, 03/15/16	413,000	451,156
6.50%, 01/15/17	1,013,000	1,126,162
5.70%, 07/01/19	500,000	522,097
7.05%, 03/15/33	295,000	317,251
6.50%, 11/15/35	100,000	102,428
6.95%, 08/15/37	295,000	319,136
COX Communications, Inc.
5.45%, 12/15/14	354,000	382,655
5.50%, 10/01/15	383,000	412,782
Historic TW, Inc.,
6.88%, 06/15/18	176,000	198,787

News America Holdings, Inc.
9.25%, 02/01/13	118,000	138,654
8.00%, 10/17/16	118,000	138,410
News America, Inc.
5.30%, 12/15/14	367,000	402,129
7.28%, 06/30/28	77,000	82,686
6.55%, 03/15/33	300,000	304,399
6.20%, 12/15/34	245,000	244,359
Omnicom Group, Inc.,
5.90%, 04/15/16	177,000	191,557
Time Warner Cable, Inc.
6.20%, 07/01/13	750,000	827,620
6.75%, 07/01/18	585,000	653,656
8.25%, 04/01/19	1,700,000	2,057,150
6.75%, 06/15/39	900,000	944,106
Time Warner, Inc.
6.88%, 05/01/12	3,021,000	3,322,964
7.63%, 04/15/31	777,000	887,427
7.70%, 05/01/32	932,000	1,075,689
Viacom, Inc.
6.25%, 04/30/16	649,000	717,020
6.88%, 04/30/36	324,000	343,500
Walt Disney Co. (The)
Series B, 6.38%, 03/01/12	139,000	152,332
Series B, 6.20%, 06/20/14	413,000	465,527

		18,173,805

Metals & Mining 0.4%
Alcoa, Inc.,
5.87%, 02/23/22	625,000	574,269
ArcelorMittal,
6.13%, 06/01/18	2,660,000	2,792,221
Barrick Gold Finance Co.,
4.88%, 11/15/14	230,000	244,513
BHP Billiton Finance USA Ltd.
4.80%, 04/15/13	236,000	253,568
5.25%, 12/15/15	285,000	310,815
Corp. Nacional del Cobre de Chile,
6.38%, 11/30/12(b)	120,000	130,994
Newmont Mining Corp.,
5.88%, 04/01/35	236,000	227,184
Placer Dome, Inc.,
6.38%, 03/01/33	139,000	142,511
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT Bond Index Fund

	Principal	Market
	Amount	Value

Corporate Bonds (continued)
Metals & Mining (continued)
Rio Tinto Alcan, Inc.
5.00%, 06/01/15	$295,000	$309,099
5.75%, 06/01/35	206,000	201,694
Vale Overseas Ltd.,
6.88%, 11/21/36	944,000	976,615

		6,163,483

Multiline Retail 0.1%
Target Corp.
6.00%, 01/15/18	500,000	559,789
7.00%, 07/15/31	174,000	196,025
6.35%, 11/01/32	313,000	332,787

		1,088,601

Multi-Utilities 0.2%
Dominion Resources, Inc.
5.70%, 09/17/12	162,000	175,540
5.20%, 08/15/19	200,000	204,704
Dominion Resources, Inc.,
Series E, 6.30%, 03/15/33	10,000	10,413
Dominion Resources, Inc.,
Series B, 5.95%, 06/15/35	251,000	253,698
DTE Energy Co.,
6.35%, 06/01/16	913,000	987,047
Puget Sound Energy, Inc.,
Series A, 5.48%, 06/01/35	147,000	137,781
SCANA Corp.
6.88%, 05/15/11	516,000	544,748
6.25%, 02/01/12	147,000	157,627
Sempra Energy,
6.00%, 10/15/39	720,000	706,609
Xcel Energy, Inc.
5.61%, 04/01/17	248,000	260,852
6.50%, 07/01/36	177,000	186,978

		3,625,997

Oil, Gas & Consumable Fuels 1.3%
Anadarko Petroleum Corp.,
6.45%, 09/15/36	531,000	541,163
Apache Corp.
6.25%, 04/15/12	230,000	251,140
7.63%, 07/01/19	59,000	71,164
Canadian Natural Resources Ltd.,
6.25%, 03/15/38	590,000	610,088
Cenovus Energy, Inc.,
5.70%, 10/15/19(b)	1,020,000	1,072,541
Chevron Corp.,
3.95%, 03/03/14	585,000	610,944
Conoco Funding Co.,
6.35%, 10/15/11	767,000	827,374
ConocoPhillips
4.75%, 10/15/12	675,000	726,607
4.60%, 01/15/15	950,000	1,018,863
5.90%, 10/15/32	177,000	183,515
6.50%, 02/01/39	400,000	446,823
ConocoPhillips Australia Funding Co.,
5.50%, 04/15/13	324,000	354,890
Devon Energy Corp.,
7.95%, 04/15/32	350,000	439,838
Devon Financing Corp. ULC,
6.88%, 09/30/11	643,000	693,805

EnCana Holdings Finance Corp.,
5.80%, 05/01/14	634,000	699,979
Enterprise Products Operating LLC,
Series G, 5.60%, 10/15/14	1,194,000	1,292,365
Enterprise Products Operating LLC,
6.13%, 10/15/39	285,000	280,220
EOG Resources, Inc.,
5.63%, 06/01/19	130,000	139,523
Hess Corp.,
7.30%, 08/15/31	354,000	403,380
Kinder Morgan Energy Partners LP
6.75%, 03/15/11	91,000	95,611
6.85%, 02/15/20	935,000	1,048,907
5.80%, 03/15/35	206,000	193,613
Marathon Oil Corp.,
6.80%, 03/15/32	118,000	125,540
Murphy Oil Corp.,
6.38%, 05/01/12	59,000	63,215
Occidental Petroleum Corp.
6.75%, 01/15/12	265,000	289,658
7.00%, 11/01/13	500,000	579,172
Pemex Project Funding Master Trust,
6.63%, 06/15/35	324,000	319,200
Petrobras International Finance Co.,
5.75%, 01/20/20	1,425,000	1,459,900
Plains All American Pipeline LP/PAA Finance Corp.,
5.63%, 12/15/13	330,000	355,555
PTT PCL,
5.88%, 08/03/35(b)	177,000	164,011
Shell International Finance BV,
6.38%, 12/15/38	820,000	902,989
Texas Gas Transmission LLC,
4.60%, 06/01/15	177,000	182,940
Valero Energy Corp.
6.88%, 04/15/12	590,000	639,369
7.50%, 04/15/32	118,000	121,613
6.63%, 06/15/37	455,000	432,731
XTO Energy, Inc.
4.90%, 02/01/14	147,000	159,816
5.30%, 06/30/15	280,000	307,343
5.65%, 04/01/16	118,000	130,645
6.50%, 12/15/18	210,000	242,371
6.38%, 06/15/38	610,000	683,121

		19,161,542

Paper & Forest Products 0.2%
Celulosa Arauco y Constitucion SA,
5.13%, 07/09/13	177,000	183,213
International Paper Co.
5.85%, 10/30/12	43,000	46,502
5.30%, 04/01/15	206,000	217,607
9.38%, 05/15/19	2,065,000	2,581,451
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT Bond Index Fund

	Principal	Market
	Amount	Value

Corporate Bonds (continued)
Paper & Forest Products (continued)
Inversiones CMPC SA,
4.88%, 06/18/13(b)	$177,000	$182,081

		3,210,854

Pharmaceuticals 0.9%
Abbott Laboratories
5.88%, 05/15/16	481,000	543,850
6.00%, 04/01/39	1,040,000	1,100,838
AstraZeneca PLC
5.40%, 06/01/14	295,000	323,526
5.90%, 09/15/17	400,000	446,771
6.45%, 09/15/37	200,000	222,562
Bristol-Myers Squibb Co.,
5.25%, 08/15/13	1,425,000	1,570,249
Eli Lilly & Co.
6.00%, 03/15/12	295,000	322,694
7.13%, 06/01/25	118,000	139,976
GlaxoSmithKline Capital, Inc.
4.85%, 05/15/13	2,700,000	2,926,533
5.38%, 04/15/34	201,000	195,063
Johnson & Johnson,
4.95%, 05/15/33	663,000	639,095
Merck & Co., Inc.
4.75%, 03/01/15	354,000	382,851
6.40%, 03/01/28	74,000	80,920
5.95%, 12/01/28	162,000	167,290
Novartis Securities Investment Ltd.,
5.13%, 02/10/19	470,000	498,144
Pfizer, Inc.
4.65%, 03/01/18	265,000	271,183
7.20%, 03/15/39	525,000	640,283
Pharmacia Corp.,
6.60%, 12/01/28	177,000	199,072
Schering-Plough Corp.,
5.30%, 12/01/13	1,400,000	1,555,181
Teva Pharmaceutical Finance Co. LLC,
6.15%, 02/01/36	142,000	147,296
Wyeth
5.50%, 02/01/14	678,000	747,937
5.50%, 02/15/16	634,000	707,230
6.50%, 02/01/34	206,000	229,620

		14,058,164

Real Estate Investment Trusts (REITs) 0.3%
AvalonBay Communities, Inc.,
6.63%, 09/15/11	39,000	41,722
Boston Properties LP,
5.00%, 06/01/15	590,000	604,688
Camden Property Trust,
5.00%, 06/15/15	147,000	146,434
ERP Operating LP
5.25%, 09/15/14	472,000	494,204
5.38%, 08/01/16	295,000	305,228
HCP, Inc.
6.45%, 06/25/12	56,000	59,374
6.00%, 01/30/17	472,000	470,142
Health Care REIT, Inc.,
6.00%, 11/15/13	177,000	188,634
Hospitality Properties Trust,
6.75%, 02/15/13	745,000	780,692
HRPT Properties Trust,
5.75%, 02/15/14	177,000	178,172
Liberty Property LP,
7.25%, 03/15/11	38,000	39,737
Simon Property Group LP
5.10%, 06/15/15	531,000	545,352
6.10%, 05/01/16	413,000	434,782
Washington Real Estate Investment Trust,
5.25%, 01/15/14	118,000	122,159
WT Finance Aust Pty Ltd./Westfield Capital/WEA Finance LLC,
5.13%, 11/15/14(b)	153,000	157,510

		4,568,830

Road & Rail 0.1%
Burlington Northern Santa Fe LLC
6.75%, 07/15/11	215,000	228,756
7.95%, 08/15/30	206,000	250,892
CSX Corp.
6.75%, 03/15/11	133,000	139,919
5.50%, 08/01/13	507,000	548,760
Norfolk Southern Corp.,
5.59%, 05/17/25	84,000	82,362
Union Pacific Corp.
5.13%, 02/15/14	600,000	642,845
5.38%, 06/01/33	62,000	57,436
6.25%, 05/01/34	236,000	242,918

		2,193,888

Software 0.2%
Microsoft Corp.,
2.95%, 06/01/14	420,000	426,406
Oracle Corp.
3.75%, 07/08/14	1,210,000	1,262,698
5.25%, 01/15/16	572,000	630,137
5.00%, 07/08/19	200,000	209,339

		2,528,580

Specialty Retail 0.1%
Home Depot, Inc.,
5.40%, 03/01/16	590,000	637,553
Lowe’s Cos., Inc.,
6.50%, 03/15/29	236,000	255,421

		892,974

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT Bond Index Fund

	Principal	Market
	Amount	Value

Corporate Bonds (continued)
Thrifts & Mortgage Finance 0.1%
Countrywide Home Loans, Inc.,
Series L, 4.00%, 03/22/11	$706,000	$725,816
Golden West Financial Corp.,
4.75%, 10/01/12	156,000	163,889

		889,705

Tobacco 0.2%
Altria Group, Inc.
9.70%, 11/10/18	800,000	983,703
9.25%, 08/06/19	700,000	850,592
Philip Morris International, Inc.
5.65%, 05/16/18	400,000	430,669
6.38%, 05/16/38	210,000	228,482

		2,493,446

Wireless Telecommunication Services 0.3%
America Movil SAB de CV
5.75%, 01/15/15	295,000	322,445
6.38%, 03/01/35	177,000	178,266
AT&T Mobility LLC,
7.13%, 12/15/31	413,000	457,281
New Cingular Wireless Services, Inc.
8.13%, 05/01/12	44,000	49,652
8.75%, 03/01/31	321,000	414,479
Rogers Communications, Inc.,
7.25%, 12/15/12	875,000	991,701
Vodafone Group PLC
5.00%, 12/16/13	664,000	716,627
4.15%, 06/10/14	865,000	898,237
7.88%, 02/15/30	206,000	245,950

		4,274,638

Total Corporate Bonds (cost $282,125,386)		295,910,223

Municipal Bonds 0.4%
California 0.2%
State of California,
Series 2009 ,7.55%, 04/01/39	2,760,000	2,853,481

Illinois 0.1%
State of Illinois,
Series 2003 ,5.10%, 06/01/33	2,050,000	1,680,631

New Jersey 0.1%
New Jersey State Turnpike Authority,
Series F,7.41%, 01/01/40	707,000	823,252

New York 0.0%†
Metropolitan Transportation Authority,
Series C,7.34%, 11/15/39	145,000	164,430

Municipal Bonds
New York
Port Authority of New York & New Jersey,
Series 2009 ,6.04%, 12/01/29	620,000	634,440

		798,870

Texas 0.0%†
City of Dallas,
5.50%, 02/15/24(c)	708,000	709,317

Total Municipal Bonds (cost $7,078,571)		6,865,551

U.S. Government Mortgage Backed Agencies 42.3%
Fannie Mae Pool
Pool# 822023
5.50%, 07/01/20	20,954	22,593
Pool# 826869
5.50%, 08/01/20	609,806	657,526
Pool# 835228
5.50%, 08/01/20	12,994	14,011
Pool# 825811
5.50%, 09/01/20	13,798	14,878
Pool# 832837
5.50%, 09/01/20	529,407	570,835
Pool# 839585
5.50%, 09/01/20	42,321	45,632
Pool# 811505
5.50%, 10/01/20	35,446	38,219
Pool# 829704
5.50%, 10/01/20	48,561	52,361
Pool# 838565
5.50%, 10/01/20	586,398	632,286
Pool# 838566
5.50%, 10/01/20	21,419	23,095
Pool# 840102
5.50%, 10/01/20	469,991	506,769
Pool# 841947
5.50%, 10/01/20	20,693	22,312
Pool# 843102
5.50%, 10/01/20	16,933	18,258
Pool# 839100
5.50%, 11/01/20	15,382	16,586
Pool# 840808
5.50%, 11/01/20	22,499	24,259
Pool# 847832
5.50%, 11/01/20	29,611	31,928
Pool# 847920
5.50%, 11/01/20	560,348	604,197
Pool# 830670
5.50%, 12/01/20	25,242	27,217
Pool# 866142
5.50%, 01/01/21	47,218	50,676
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT Bond Index Fund

	Principal	Market
	Amount	Value

U.S. Government Mortgage Backed Agencies (continued)
Fannie Mae Pool
Pool# 788210
5.50%, 02/01/21	$528,489	$567,203
Pool# 837194
5.50%, 02/01/21	17,959	19,365
Pool# 867183
5.50%, 02/01/21	70,746	75,928
Pool# 811558
5.50%, 03/01/21	682,483	735,890
Pool# 870296
5.50%, 03/01/21	16,748	17,975
Pool# 878120
5.50%, 04/01/21	26,429	28,365
Pool# 878121
5.50%, 04/01/21	38,091	40,882
Pool# 811559
5.50%, 05/01/21	370,015	397,120
Pool# 879115
5.50%, 05/01/21	81,444	87,411
Pool# 883922
5.50%, 05/01/21	550,925	591,283
Pool# 885440
5.50%, 05/01/21	11,637	12,490
Pool# 845489
5.50%, 06/01/21	10,270	11,022
Pool# 880950
5.50%, 07/01/21	366,525	393,374
Pool# 870092
5.50%, 08/01/21	15,062	16,165
Pool# 896599
5.50%, 08/01/21	20,534	22,038
Pool# 896605
5.50%, 08/01/21	11,005	11,811
Pool# 903350
5.00%, 10/01/21	36,624	38,797
Pool# 894126
5.50%, 10/01/21	10,918	11,718
Pool# 902789
5.50%, 11/01/21	422,867	453,843
Pool# 901509
5.00%, 12/01/21	39,748	42,107
Pool# 906708
5.00%, 12/01/21	516,815	547,487
Pool# 905586
5.50%, 12/01/21	476,710	511,631
Pool# 906205
5.50%, 01/01/22	14,784	15,867
Pool# 906317
5.50%, 01/01/22	27,308	29,244
Pool# 928106
5.50%, 02/01/22	643,655	689,296
Pool# 913889
5.50%, 03/01/22	244,760	262,689
Pool# 914385
5.50%, 03/01/22	13,129	14,060
Pool# 913323
5.50%, 04/01/22	17,675	18,929
Pool# 913331
5.50%, 05/01/22	45,893	49,148
Pool# 941632
5.00%, 06/01/22	1,859,256	1,963,788
Pool# 899438
5.50%, 06/01/22	486,108	520,578
Pool# 939673
5.50%, 06/01/22	104,293	111,689
Pool# 928711
6.00%, 09/01/22	1,007,504	1,087,290
Pool# 963257
5.00%, 05/01/23	4,357,032	4,601,069
Pool# AD0054
5.00%, 02/01/24	3,839,053	4,054,894
Pool# AA2549
4.00%, 04/01/24	4,393,090	4,463,912
Pool# 934863
4.00%, 06/01/24	6,600,357	6,706,764
Pool# AC1374
4.00%, 08/01/24	1,359,427	1,381,343
Pool# AC1529
4.50%, 09/01/24	6,345,037	6,590,966
Pool# AC5377
4.50%, 10/01/24	2,427,747	2,521,845
Pool# 560868
7.50%, 02/01/31	3,778	4,279
Pool# 607212
7.50%, 10/01/31	69,332	78,535
Pool# 607559
6.50%, 11/01/31	2,393	2,644
Pool# 607632
6.50%, 11/01/31	435	480
Pool# 545556
7.00%, 04/01/32	35,968	40,407
Pool# 545605
7.00%, 05/01/32	46,028	52,020
Pool# 651361
7.00%, 07/01/32	25,868	29,071
Pool# 661664
7.50%, 09/01/32	29,661	33,612
Pool# 689741
5.50%, 02/01/33	220,625	234,141
Pool# 656559
6.50%, 02/01/33	215,124	237,682
Pool# 555346
5.50%, 04/01/33	624,744	663,019
Pool# 713560
5.50%, 04/01/33	54,435	57,770
Pool# 694846
6.50%, 04/01/33	34,535	38,071
Pool# 701261
7.00%, 04/01/33	4,151	4,644
Pool# 555421
5.00%, 05/01/33	43,139,212	44,760,412
Pool# 555684
5.50%, 07/01/33	132,314	140,420
Pool# 720087
5.50%, 07/01/33	5,327,557	5,653,950
Pool# 728721
5.50%, 07/01/33	370,837	393,556
Pool# 743235
5.50%, 10/01/33	221,528	235,100
Pool# 750229
6.50%, 10/01/33	193,160	212,931
Pool# 755872
5.50%, 12/01/33	2,763,431	2,932,733
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT Bond Index Fund

	Principal	Market
	Amount	Value

U.S. Government Mortgage Backed Agencies (continued)
Fannie Mae Pool
Pool# 725221
5.50%, 01/01/34	$78,508	$83,318
Pool# 725223
5.50%, 03/01/34	8,128	8,626
Pool# 725425
5.50%, 04/01/34	5,369,749	5,682,562
Pool# 725423
5.50%, 05/01/34	418,164	443,782
Pool# 725594
5.50%, 07/01/34	1,812,172	1,919,231
Pool# 788027
6.50%, 09/01/34	155,848	171,216
Pool# 807310
7.00%, 11/01/34	28,067	31,216
Pool# 735141
5.50%, 01/01/35	6,501,717	6,885,823
Pool# 889852
5.50%, 05/01/35	150,948	160,243
Pool# 256023
6.00%, 12/01/35	5,181,851	5,545,468
Pool# 889745
5.50%, 06/01/36	73,771	78,290
Pool# 888635
5.50%, 09/01/36	2,084,805	2,212,531
Pool# 901957
5.50%, 10/01/36	64,667	68,266
Pool# 907252
7.00%, 12/01/36	671,999	745,785
Pool# 923834
7.00%, 04/01/37	706,512	784,285
Pool# 888596
6.50%, 07/01/37	12,256,461	13,300,360
Pool# 925172
7.00%, 08/01/37	469,726	521,433
Pool# 995050
6.00%, 09/01/37	47,618,631	50,826,168
Pool# 947831
7.00%, 10/01/37	675,890	750,292
Pool# 955194
7.00%, 11/01/37	1,405,791	1,560,541
Pool# 889072
6.50%, 12/01/37	2,773,804	3,010,053
Pool# 928940
7.00%, 12/01/37	712,039	790,420
Pool# 970320
5.50%, 02/01/38	11,755,864	12,403,789
Pool# 257137
7.00%, 03/01/38	32,236	35,737
Pool# 257409
7.00%, 10/01/38	630,865	699,393
Pool# 990810
7.00%, 10/01/38	945,868	1,048,613
Pool# AA6013
4.50%, 05/01/39	11,046,012	11,083,648
Pool# 190396
4.50%, 06/01/39	12,124,156	12,165,466
Pool# AA9611
4.00%, 07/01/39	6,145,170	5,963,788
Pool# AA9393
4.50%, 07/01/39	23,440,235	23,505,452
Pool# AA9809
4.50%, 07/01/39	13,493,991	13,539,968
Pool# 994002
4.00%, 08/01/39	5,005,960	4,858,203
Pool# AC1454
4.00%, 08/01/39	7,391,830	7,173,651
Pool# AC1921
4.00%, 09/01/39	3,253,920	3,156,352
Pool# AC2651
4.00%, 10/01/39	2,081,237	2,019,807
Pool# AC8512
4.50%, 12/01/39	10,624,936	10,661,138
Pool# AD2888
4.50%, 04/01/40	4,200,000	4,211,685
Fannie Mae Pool TBA
5.50%, 04/25/25	23,400,000	25,027,026
4.50%, 05/12/39	24,000,000	23,970,000
Freddie Mac Gold Pool
Pool# E00394
7.50%, 09/01/10	1,752	1,783
Pool# M80898
4.50%, 02/01/11	198,344	204,136
Pool# M80904
4.50%, 03/01/11	134,340	138,263
Pool# M80917
4.50%, 05/01/11	34,238	34,374
Pool# M80926
4.50%, 07/01/11	123,362	126,181
Pool# M80934
4.50%, 08/01/11	164,372	169,172
Pool# G10940
6.50%, 11/01/11	2,129	2,146
Pool# G11130
6.00%, 12/01/11	17,456	17,937
Pool# M80981
4.50%, 07/01/12	76,483	79,235
Pool# E00507
7.50%, 09/01/12	1,038	1,105
Pool# G10749
6.00%, 10/01/12	23,910	25,830
Pool# M81009
4.50%, 02/01/13	68,899	71,347
Pool# E69050
6.00%, 02/01/13	21,406	23,138
Pool# E72896
7.00%, 10/01/13	7,273	7,780
Pool# G11612
6.00%, 04/01/14	8,837	9,080
Pool# E00677
6.00%, 06/01/14	49,415	52,578
Pool# E00802
7.50%, 02/01/15	28,837	31,198
Pool# G11001
6.50%, 03/01/15	17,482	18,925
Pool# G11003
7.50%, 04/01/15	1,396	1,508
Pool# G11164
7.00%, 05/01/15	4,320	4,678
Pool# E81396
7.00%, 10/01/15	977	1,061
Pool# E81394
7.50%, 10/01/15	8,358	9,093
Pool# E84097
6.50%, 12/01/15	3,433	3,717
Pool# E00938
7.00%, 01/01/16	11,328	12,297
Pool# E82132
7.00%, 01/01/16	2,304	2,502
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT Bond Index Fund

	Principal	Market
	Amount	Value

U.S. Government Mortgage Backed Agencies (continued)
Freddie Mac Gold Pool
Pool# E82815
6.00%, 03/01/16	$8,603	$9,309
Pool# E83231
6.00%, 04/01/16	2,444	2,647
Pool# E83233
6.00%, 04/01/16	6,539	7,080
Pool# G11972
6.00%, 04/01/16	142,565	154,278
Pool# E83046
7.00%, 04/01/16	1,519	1,649
Pool# E00975
6.00%, 05/01/16	37,215	40,181
Pool# E83355
6.00%, 05/01/16	9,362	10,138
Pool# E83636
6.00%, 05/01/16	15,869	17,182
Pool# E83933
6.50%, 05/01/16	676	732
Pool# E00985
6.00%, 06/01/16	20,137	21,747
Pool# E00987
6.50%, 06/01/16	17,347	18,749
Pool# E84236
6.50%, 06/01/16	4,796	5,192
Pool# E00996
6.50%, 07/01/16	2,252	2,436
Pool# E84912
6.50%, 08/01/16	10,277	11,126
Pool# E85117
6.50%, 08/01/16	6,235	6,750
Pool# E85387
6.00%, 09/01/16	18,963	20,532
Pool# E85800
6.50%, 10/01/16	4,909	5,314
Pool# E86183
6.00%, 11/01/16	3,217	3,483
Pool# E01083
7.00%, 11/01/16	4,892	5,316
Pool# G11207
7.00%, 11/01/16	11,664	12,667
Pool# E86533
6.00%, 12/01/16	7,553	8,178
Pool# E01095
6.00%, 01/01/17	8,684	9,391
Pool# E87584
6.00%, 01/01/17	6,649	7,200
Pool# E86995
6.50%, 01/01/17	17,455	18,896
Pool# E87291
6.50%, 01/01/17	27,279	29,531
Pool# E87446
6.50%, 01/01/17	4,897	5,309
Pool# E88076
6.00%, 02/01/17	8,203	8,898
Pool# E01127
6.50%, 02/01/17	14,095	15,292
Pool# E88055
6.50%, 02/01/17	53,641	58,154
Pool# E88106
6.50%, 02/01/17	28,535	30,936
Pool# E01137
6.00%, 03/01/17	13,105	14,180
Pool# E88134
6.00%, 03/01/17	2,852	3,093
Pool# E88474
6.00%, 03/01/17	12,242	13,278
Pool# E88768
6.00%, 03/01/17	28,638	31,008
Pool# E01138
6.50%, 03/01/17	7,868	8,534
Pool# E01139
6.00%, 04/01/17	60,662	65,665
Pool# E88729
6.00%, 04/01/17	11,166	12,111
Pool# E89149
6.00%, 04/01/17	17,150	18,602
Pool# E89151
6.00%, 04/01/17	9,846	10,680
Pool# E89217
6.00%, 04/01/17	10,650	11,551
Pool# E89222
6.00%, 04/01/17	60,235	65,335
Pool# E89347
6.00%, 04/01/17	3,608	3,913
Pool# E89496
6.00%, 04/01/17	9,331	10,121
Pool# E89203
6.50%, 04/01/17	6,591	7,146
Pool# E01140
6.00%, 05/01/17	52,283	56,618
Pool# E89530
6.00%, 05/01/17	39,502	42,846
Pool# E89746
6.00%, 05/01/17	86,336	93,645
Pool# E89788
6.00%, 05/01/17	8,637	9,368
Pool# E89909
6.00%, 05/01/17	12,918	14,011
Pool# G11409
6.00%, 05/01/17	80,618	87,292
Pool# E01156
6.50%, 05/01/17	21,218	23,011
Pool# E89924
6.50%, 05/01/17	50,240	54,466
Pool# B15071
6.00%, 06/01/17	163,743	177,299
Pool# E01157
6.00%, 06/01/17	37,448	40,570
Pool# E90194
6.00%, 06/01/17	9,960	10,803
Pool# E90227
6.00%, 06/01/17	8,894	9,647
Pool# E90313
6.00%, 06/01/17	4,419	4,793
Pool# E90594
6.00%, 07/01/17	34,155	37,047
Pool# E90645
6.00%, 07/01/17	57,836	62,732
Pool# E90667
6.00%, 07/01/17	9,750	10,575
Pool# E01205
6.50%, 08/01/17	16,750	18,159
Pool# G11458
6.00%, 09/01/17	23,493	25,408
Pool# G11434
6.50%, 01/01/18	21,973	23,788
Pool# G18007
6.00%, 07/01/19	49,671	53,845
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT Bond Index Fund

	Principal	Market
	Amount	Value

U.S. Government Mortgage Backed Agencies (continued)
Freddie Mac Gold Pool
Pool# B16087
6.00%, 08/01/19	$86,943	$94,249
Pool# G18062
6.00%, 06/01/20	81,432	88,224
Pool# J00718
5.00%, 12/01/20	813,324	866,168
Pool# J00935
5.00%, 12/01/20	108,564	115,618
Pool# J00854
5.00%, 01/01/21	446,348	475,348
Pool# J00871
5.00%, 01/01/21	173,623	184,904
Pool# J01049
5.00%, 01/01/21	1,634,136	1,740,310
Pool# G18096
5.50%, 01/01/21	68,210	73,451
Pool# J01189
5.00%, 02/01/21	132,391	140,373
Pool# J01279
5.50%, 02/01/21	151,907	163,107
Pool# J01256
5.00%, 03/01/21	108,034	114,546
Pool# J01414
5.00%, 03/01/21	87,334	92,599
Pool# J01576
5.00%, 04/01/21	488,996	518,475
Pool# J01570
5.50%, 04/01/21	105,685	113,476
Pool# J01633
5.50%, 04/01/21	434,501	466,534
Pool# J01757
5.00%, 05/01/21	178,025	188,758
Pool# J01771
5.00%, 05/01/21	64,683	68,582
Pool# J01833
5.00%, 05/01/21	86,205	91,402
Pool# J01879
5.00%, 05/01/21	148,298	157,238
Pool# J06015
5.00%, 05/01/21	205,503	217,892
Pool# G18122
5.00%, 06/01/21	153,353	162,598
Pool# G18123
5.50%, 06/01/21	238,912	256,525
Pool# J01980
6.00%, 06/01/21	122,539	132,492
Pool# J03074
5.00%, 07/01/21	143,385	152,029
Pool# J03028
5.50%, 07/01/21	99,761	107,115
Pool# G12245
6.00%, 07/01/21	89,250	96,500
Pool# G12310
5.50%, 08/01/21	66,439	71,337
Pool# G12348
6.00%, 08/01/21	158,604	171,487
Pool# G12412
5.50%, 11/01/21	85,724	92,044
Pool# G13145
5.50%, 04/01/23	4,008,866	4,294,788
Pool# C00351
8.00%, 07/01/24	1,871	2,157
Pool# D60780
8.00%, 06/01/25	4,851	5,596
Pool# D64617
8.00%, 10/01/25	1,141	1,148
Pool# D82854
7.00%, 10/01/27	4,736	5,335
Pool# C00566
7.50%, 12/01/27	7,352	8,383
Pool# C00678
7.00%, 11/01/28	10,781	12,131
Pool# C18271
7.00%, 11/01/28	5,732	6,449
Pool# C00836
7.00%, 07/01/29	4,217	4,743
Pool# A16201
7.00%, 08/01/29	21,356	24,020
Pool# C31282
7.00%, 09/01/29	730	821
Pool# C31285
7.00%, 09/01/29	9,899	11,134
Pool# A18212
7.00%, 11/01/29	132,606	149,147
Pool# C32914
8.00%, 11/01/29	5,808	6,698
Pool# C37436
8.00%, 01/01/30	6,489	7,483
Pool# C36306
7.00%, 02/01/30	3,013	3,388
Pool# C36429
7.00%, 02/01/30	6,080	6,836
Pool# C00921
7.50%, 02/01/30	6,062	6,926
Pool# G01108
7.00%, 04/01/30	3,355	3,774
Pool# C37703
7.50%, 04/01/30	4,388	5,014
Pool# C41561
8.00%, 08/01/30	2,689	3,101
Pool# C01051
8.00%, 09/01/30	11,342	13,079
Pool# C43550
7.00%, 10/01/30	10,937	12,296
Pool# C44017
7.50%, 10/01/30	999	1,142
Pool# C43967
8.00%, 10/01/30	49,517	57,098
Pool# C44978
7.00%, 11/01/30	2,168	2,438
Pool# C44957
8.00%, 11/01/30	5,772	6,655
Pool# C01106
7.00%, 12/01/30	53,297	59,922
Pool# C01103
7.50%, 12/01/30	4,917	5,618
Pool# C01116
7.50%, 01/01/31	4,586	5,239
Pool# C46932
7.50%, 01/01/31	7,167	8,188
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

15

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT Bond Index Fund

	Principal	Market
	Amount	Value

U.S. Government Mortgage Backed Agencies (continued)
Freddie Mac Gold Pool
Pool# C47287
7.50%, 02/01/31	$6,506	$7,433
Pool# C48851
7.00%, 03/01/31	9,557	10,714
Pool# G01217
7.00%, 03/01/31	48,075	54,052
Pool# C48206
7.50%, 03/01/31	5,661	6,459
Pool# C53324
7.00%, 06/01/31	12,098	13,563
Pool# C01209
8.00%, 06/01/31	2,875	3,315
Pool# C54792
7.00%, 07/01/31	50,557	56,678
Pool# C55071
7.50%, 07/01/31	858	980
Pool# G01309
7.00%, 08/01/31	11,845	13,279
Pool# C01222
7.00%, 09/01/31	8,969	10,055
Pool# G01311
7.00%, 09/01/31	71,681	80,592
Pool# G01315
7.00%, 09/01/31	2,780	3,126
Pool# C58647
7.00%, 10/01/31	3,313	3,714
Pool# C58694
7.00%, 10/01/31	19,109	21,423
Pool# C60012
7.00%, 11/01/31	2,466	2,764
Pool# C61298
8.00%, 11/01/31	7,286	8,401
Pool# C61105
7.00%, 12/01/31	7,895	8,850
Pool# C01305
7.50%, 12/01/31	5,351	6,117
Pool# C62218
7.00%, 01/01/32	7,748	8,686
Pool# C63171
7.00%, 01/01/32	28,207	31,622
Pool# C64121
7.50%, 02/01/32	7,967	9,108
Pool# C01345
7.00%, 04/01/32	38,589	43,238
Pool# C66744
7.00%, 04/01/32	1,366	1,531
Pool# G01391
7.00%, 04/01/32	117,614	132,236
Pool# C65717
7.50%, 04/01/32	10,968	12,532
Pool# C01370
8.00%, 04/01/32	7,201	8,276
Pool# C66916
7.00%, 05/01/32	31,775	35,603
Pool# C67235
7.00%, 05/01/32	68,432	76,677
Pool# C01381
8.00%, 05/01/32	48,562	56,008
Pool# C68290
7.00%, 06/01/32	12,678	14,206
Pool# C68300
7.00%, 06/01/32	55,720	62,432
Pool# C68307
8.00%, 06/01/32	1,723	1,795
Pool# G01449
7.00%, 07/01/32	83,519	93,901
Pool# C68988
7.50%, 07/01/32	4,455	5,081
Pool# C69908
7.00%, 08/01/32	50,242	56,295
Pool# C70211
7.00%, 08/01/32	45,484	50,964
Pool# C71089
7.50%, 09/01/32	15,915	18,185
Pool# G01536
7.00%, 03/01/33	60,821	68,148
Pool# A16419
6.50%, 11/01/33	47,236	51,989
Pool# A16522
6.50%, 12/01/33	258,517	284,535
Pool# A17177
6.50%, 12/01/33	16,030	17,643
Pool# A17262
6.50%, 12/01/33	49,639	54,635
Pool# C01806
7.00%, 01/01/34	38,492	43,129
Pool# A21356
6.50%, 04/01/34	169,472	186,104
Pool# C01851
6.50%, 04/01/34	169,224	185,832
Pool# A22067
6.50%, 05/01/34	251,892	276,613
Pool# A24301
6.50%, 05/01/34	128,491	141,101
Pool# A24988
6.50%, 07/01/34	124,715	136,954
Pool# G01741
6.50%, 10/01/34	116,506	128,450
Pool# G08023
6.50%, 11/01/34	190,975	209,717
Pool# A33137
6.50%, 01/01/35	41,155	45,194
Pool# A31989
6.50%, 04/01/35	72,172	78,849
Pool# G08064
6.50%, 04/01/35	108,644	118,695
Pool# G01947
7.00%, 05/01/35	93,412	104,666
Pool# G08073
5.50%, 08/01/35	1,653,901	1,750,834
Pool# A37135
5.50%, 09/01/35	3,086,034	3,266,903
Pool# A46935
6.50%, 09/01/35	49,845	54,456
Pool# A38255
5.50%, 10/01/35	2,451,909	2,595,613
Pool# A38531
5.50%, 10/01/35	3,055,594	3,234,679
Pool# G08088
6.50%, 10/01/35	627,456	685,505
Pool# A39759
5.50%, 11/01/35	185,802	196,692
Pool# A47682
6.50%, 11/01/35	456,677	498,926
Pool# A40376
5.50%, 12/01/35	151,192	160,053
Pool# A42305
5.50%, 01/01/36	1,009,214	1,067,732
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT Bond Index Fund

	Principal	Market
	Amount	Value

U.S. Government Mortgage Backed Agencies (continued)
Freddie Mac Gold Pool
Pool# A41548
7.00%, 01/01/36	$168,776	$188,102
Pool# G08111
5.50%, 02/01/36	3,916,792	4,143,903
Pool# A43672
6.50%, 02/01/36	39,394	42,940
Pool# A48303
7.00%, 02/01/36	58,622	65,140
Pool# A43452
5.50%, 03/01/36	53,971	57,101
Pool# A43861
5.50%, 03/01/36	3,035,453	3,211,460
Pool# A43884
5.50%, 03/01/36	2,389,539	2,529,588
Pool# A43885
5.50%, 03/01/36	1,839,720	1,946,394
Pool# A43886
5.50%, 03/01/36	3,136,684	3,318,561
Pool# A48378
5.50%, 03/01/36	1,526,931	1,615,468
Pool# G08116
5.50%, 03/01/36	744,172	787,322
Pool# A48735
5.50%, 05/01/36	307,304	325,122
Pool# A49960
7.00%, 06/01/36	18,458	20,511
Pool# A53039
6.50%, 10/01/36	390,458	425,605
Pool# A53219
6.50%, 10/01/36	220,829	240,706
Pool# G03620
6.50%, 10/01/37	70,091	76,313
Pool# G04473
5.50%, 06/01/38	6,522,604	6,895,347
Pool# G04581
6.50%, 08/01/38	2,789,324	3,036,919
Pool# A81674
6.00%, 09/01/38	7,566,792	8,128,079
Pool# A85442
5.00%, 03/01/39	5,555,163	5,743,098
Pool# G05459
5.50%, 05/01/39	27,689,914	29,269,524
Pool# A88133
4.50%, 08/01/39	8,533,771	8,562,848
Pool# A91165
5.00%, 02/01/40	52,399,038	54,163,547
Pool# A91538
4.50%, 03/01/40	6,500,000	6,518,085
Freddie Mac Gold Pool TBA
4.50%, 04/15/25	12,400,000	12,859,184
6.00%, 04/15/40	36,300,000	38,948,775
Ginnie Mae I Pool
Pool# 279461
9.00%, 11/15/19	2,345	2,671
Pool# 376510
7.00%, 05/15/24	6,280	7,024
Pool# 457801
7.00%, 08/15/28	7,952	8,924
Pool# 486936
6.50%, 02/15/29	6,825	7,513
Pool# 502969
6.00%, 03/15/29	24,052	26,090
Pool# 487053
7.00%, 03/15/29	9,914	11,132
Pool# 781014
6.00%, 04/15/29	19,980	21,666
Pool# 509099
7.00%, 06/15/29	4,718	5,297
Pool# 470643
7.00%, 07/15/29	18,683	20,978
Pool# 434505
7.50%, 08/15/29	1,256	1,420
Pool# 416538
7.00%, 10/15/29	1,735	1,948
Pool# 524269
8.00%, 11/15/29	10,385	10,706
Pool# 781124
7.00%, 12/15/29	38,485	43,201
Pool# 525561
8.00%, 01/15/30	3,825	4,397
Pool# 507396
7.50%, 09/15/30	101,295	114,599
Pool# 531352
7.50%, 09/15/30	9,798	11,085
Pool# 536334
7.50%, 10/15/30	1,190	1,347
Pool# 540659
7.00%, 01/15/31	1,151	1,293
Pool# 486019
7.50%, 01/15/31	3,126	3,543
Pool# 535388
7.50%, 01/15/31	4,121	4,671
Pool# 537406
7.50%, 02/15/31	1,899	2,153
Pool# 528589
6.50%, 03/15/31	89,757	98,687
Pool# 508473
7.50%, 04/15/31	15,216	17,249
Pool# 544470
8.00%, 04/15/31	4,334	4,474
Pool# 781287
7.00%, 05/15/31	21,390	24,028
Pool# 549742
7.00%, 07/15/31	6,972	7,836
Pool# 781319
7.00%, 07/15/31	6,670	7,495
Pool# 485879
7.00%, 08/15/31	23,144	26,012
Pool# 572554
6.50%, 09/15/31	179,075	196,893
Pool# 555125
7.00%, 09/15/31	3,597	4,043
Pool# 781328
7.00%, 09/15/31	20,085	22,560
Pool# 550991
6.50%, 10/15/31	7,607	8,364
Pool# 571267
7.00%, 10/15/31	1,941	2,182
Pool# 547948
6.50%, 11/15/31	9,619	10,576
Pool# 574837
7.50%, 11/15/31	3,268	3,702
Pool# 555171
6.50%, 12/15/31	2,404	2,644
Pool# 781380
7.50%, 12/15/31	5,970	6,757
Pool# 781481
7.50%, 01/15/32	30,918	34,975
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

17

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT Bond Index Fund

	Principal	Market
	Amount	Value

U.S. Government Mortgage Backed Agencies (continued)
Ginnie Mae I Pool
Pool# 580972
6.50%, 02/15/32	$4,601	$5,033
Pool# 781401
7.50%, 02/15/32	17,080	19,340
Pool# 781916
6.50%, 03/15/32	399,668	437,521
Pool# 552474
7.00%, 03/15/32	14,097	15,849
Pool# 781478
7.50%, 03/15/32	10,592	11,982
Pool# 781429
8.00%, 03/15/32	16,682	19,223
Pool# 781431
7.00%, 04/15/32	72,963	82,006
Pool# 568715
7.00%, 05/15/32	55,101	61,949
Pool# 552616
7.00%, 06/15/32	80,165	90,128
Pool# 570022
7.00%, 07/15/32	107,686	121,070
Pool# 583645
8.00%, 07/15/32	7,573	8,691
Pool# 595077
6.00%, 10/15/32	54,134	58,723
Pool# 596657
7.00%, 10/15/32	6,925	7,786
Pool# 552903
6.50%, 11/15/32	380,644	416,376
Pool# 552952
6.00%, 12/15/32	50,043	54,285
Pool# 588192
6.00%, 02/15/33	26,774	28,977
Pool# 602102
6.00%, 02/15/33	32,096	34,736
Pool# 553144
5.50%, 04/15/33	219,323	233,845
Pool# 604243
6.00%, 04/15/33	105,988	114,707
Pool# 611526
6.00%, 05/15/33	44,325	47,971
Pool# 631924
6.00%, 05/15/33	94,232	101,984
Pool# 553320
6.00%, 06/15/33	117,616	127,291
Pool# 572733
6.00%, 07/15/33	11,735	12,701
Pool# 573916
6.00%, 11/15/33	96,295	104,216
Pool# 604788
6.50%, 11/15/33	237,981	259,726
Pool# 604875
6.00%, 12/15/33	227,409	246,116
Pool# 781688
6.00%, 12/15/33	228,635	247,616
Pool# 781690
6.00%, 12/15/33	97,443	105,596
Pool# 781699
7.00%, 12/15/33	36,989	41,569
Pool# 621856
6.00%, 01/15/34	75,774	81,723
Pool# 564799
6.00%, 03/15/34	521,510	562,452
Pool# 630038
6.50%, 08/15/34	174,671	190,303
Pool# 781804
6.00%, 09/15/34	323,467	349,004
Pool# 781847
6.00%, 12/15/34	290,956	313,897
Pool# 486921
5.50%, 02/15/35	114,394	121,700
Pool# 781902
6.00%, 02/15/35	253,788	273,037

Pool# 781933
6.00%, 06/15/35	44,720	48,137
Pool# 649454
5.50%, 09/15/35	1,288,234	1,370,515
Pool# 649510
5.50%, 10/15/35	1,834,951	1,952,151
Pool# 649513
5.50%, 10/15/35	2,584,182	2,749,236
Pool# 652207
5.50%, 03/15/36	2,105,382	2,235,907
Pool# 652539
5.00%, 05/15/36	175,099	182,626
Pool# 655519
5.00%, 05/15/36	309,491	322,794
Pool# 606308
5.50%, 05/15/36	341,955	363,155
Pool# 606314
5.50%, 05/15/36	150,209	159,521
Pool# 657912
6.50%, 08/15/36	102,405	110,610
Pool# 704630
5.50%, 07/15/39	541,931	574,259
Pool# 722292
5.00%, 09/15/39	9,455,230	9,849,833
Ginnie Mae I Pool TBA
4.50%, 04/15/40	1,400,000	1,416,407
5.00%, 04/15/40	6,900,000	7,171,687
5.50%, 04/15/40	6,200,000	6,557,467
6.00%, 04/15/40	11,800,000	12,603,875
Total U.S. Government Mortgage Backed Agencies (cost $623,708,288)		633,943,265

Sovereign Bonds 2.5%
BRAZIL 0.2%
Brazilian Government International Bond,
7.13%, 01/20/37	2,105,000	2,396,542

CANADA 0.6%
Canada Government International Bond,
2.38%, 09/10/14	2,915,000	2,909,496
Province of British Columbia Canada,
4.30%, 05/30/13	159,000	169,459
Province of Nova Scotia Canada,
5.13%, 01/26/17	885,000	970,810
Province of Ontario Canada
4.38%, 02/15/13	428,000	456,353
4.10%, 06/16/14	2,470,000	2,638,676
4.50%, 02/03/15	667,000	714,396
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT Bond Index Fund

	Principal	Market
	Amount	Value

Sovereign Bonds
CANADA
4.75%, 01/19/16	$295,000	$317,190
Province of Quebec Canada
4.60%, 05/26/15	354,000	379,730
7.50%, 09/15/29	578,000	752,302

		9,308,412

CHILE 0.0%†
Chile Government International Bond,
5.50%, 01/15/13	177,000	193,107

CHINA 0.0%†
China Government International Bond,
4.75%, 10/29/13	295,000	320,921

ITALY 0.2%
Italian Republic
4.38%, 06/15/13	560,000	592,018
4.50%, 01/21/15	938,000	984,497
4.75%, 01/25/16	413,000	433,019
6.88%, 09/27/23	251,000	287,860
5.38%, 06/15/33	841,000	834,102

		3,131,496

MEXICO 0.2%
Mexico Government International Bond
6.38%, 01/16/13	643,000	713,730
6.75%, 09/27/34	1,496,000	1,645,600

		2,359,330

PERU 0.1%
Peru Government International Bond,
7.13%, 03/30/19	840,000	973,140

POLAND 0.0%†
Poland Government International Bond,
5.00%, 10/19/15	224,000	236,376

SOUTH AFRICA 0.0%†
South Africa Government International Bond,
6.50%, 06/02/14	206,000	226,858

SOUTH KOREA 0.1%
Korea Development Bank,
5.75%, 09/10/13	118,000	127,995
Republic of Korea,
4.25%, 06/01/13	708,000	740,409

		868,404

SUPRANATIONAL 0.7%
Asian Development Bank,
2.63%, 02/09/15(f)	3,710,000	3,695,709
Corp. Andina de Fomento,
6.88%, 03/15/12	236,000	255,146

SUPRANATIONAL
European Investment Bank
3.00%, 04/08/14	1,260,000	1,288,756
4.63%, 05/15/14	895,000	969,198
4.63%, 10/20/15(f)	2,325,000	2,500,475
5.13%, 09/13/16	350,000	385,267
Inter-American Development Bank
5.00%, 04/05/11	350,000	365,365
5.13%, 09/13/16	235,000	259,552
International Bank for Reconstruction & Development,
7.63%, 01/19/23	973,000	1,283,104

		11,002,572

SWEDEN 0.4%
Svensk Exportkredit AB,
4.88%, 09/29/11	5,899,000	6,222,979

Total Sovereign Bonds (cost $35,798,307)		37,240,137

U.S. Government Sponsored & Agency Obligations 6.7%
Federal Farm Credit Bank
4.88%, 01/17/17	695,000	753,079
Federal Home Loan Banks
3.63%, 10/18/13	5,000,000	5,280,805
4.88%, 05/17/17(f)	1,125,000	1,216,249
5.25%, 06/05/17	7,000,000	7,711,823
Federal Home Loan Mortgage Corp.
2.75%, 04/11/11	21,235,000	21,698,433
1.63%, 04/26/11	3,940,000	3,982,579
3.88%, 06/29/11	4,840,000	5,028,949
5.13%, 07/15/12	6,091,000	6,606,451
4.38%, 07/17/15	7,214,000	7,732,153
3.75%, 03/27/19(f)	1,870,000	1,824,248
6.75%, 09/15/29	557,000	666,469
6.25%, 07/15/32	1,245,000	1,441,015
Federal National Mortgage Association
5.13%, 04/15/11	4,796,000	5,024,856
5.38%, 11/15/11	3,501,000	3,749,564
1.75%, 08/10/12	2,770,000	2,788,512
2.50%, 05/15/14	4,800,000	4,827,302
3.00%, 09/16/14	1,325,000	1,349,373
4.63%, 10/15/14(f)	1,779,000	1,932,128
5.00%, 04/15/15(f)	1,628,000	1,793,945
4.38%, 10/15/15	118,000	125,904
5.38%, 06/12/17	8,495,000	9,406,667
Federal National Mortgage Association
Financing Corp. (FICO)
9.80%, 11/30/17	18,000	24,893
Tennessee Valley Authority
6.25%, 12/15/17	50,000	57,693
4.50%, 04/01/18	4,635,000	4,781,513

Total U.S. Government Sponsored & Agency Obligations (cost $95,603,873)		99,804,603

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

19

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT Bond Index Fund

	Principal	Market
	Amount	Value

U.S. Treasury Bonds 4.4%
U.S. Treasury Bond
3.50%, 02/15/39	$2,285,000	$1,849,065
4.25%, 05/15/39	5,595,000	5,184,114
4.38%, 11/15/39(f)	8,725,000	8,250,578
4.50%, 02/15/36	2,620,000	2,559,004
4.50%, 08/15/39	2,380,000	2,298,187
4.63%, 02/15/40(f)	7,040,000	6,938,800
5.00%, 05/15/37	305,000	321,156
5.38%, 02/15/31	5,337,000	5,904,056
6.25%, 08/15/23	13,581,000	16,320,546
6.88%, 08/15/25	4,113,000	5,256,287
8.00%, 11/15/21	3,710,000	5,054,875
8.13%, 08/15/19	1,900,000	2,554,907
8.50%, 02/15/20	2,138,000	2,957,121
8.75%, 05/15/17(f)	124,000	167,594

Total U.S. Treasury Bonds (cost $66,685,784)		65,616,290

U.S. Treasury Notes 24.7%
U.S. Treasury Note
0.88%, 04/30/11	4,435,000	4,453,192
0.88%, 02/29/12(f)	10,305,000	10,283,669
1.00%, 09/30/11(f)	9,290,000	9,327,374
1.13%, 06/30/11(f)	5,600,000	5,640,690
1.13%, 12/15/12(f)	15,000,000	14,869,920
1.38%, 04/15/12	3,750,000	3,776,074
1.38%, 09/15/12(f)	27,540,000	27,600,258
1.38%, 11/15/12	15,000,000	14,996,490
1.38%, 02/15/13(f)	7,415,000	7,380,238
1.38%, 03/15/13	20,000,000	19,882,800
1.75%, 08/15/12(f)	13,169,000	13,330,531
1.75%, 03/31/14(f)	7,655,000	7,540,175
1.88%, 06/15/12(f)	8,190,000	8,323,726
1.88%, 02/28/14(f)	4,000,000	3,966,248
1.88%, 04/30/14(f)	10,525,000	10,397,553
2.13%, 11/30/14(f)	5,230,000	5,161,356
2.25%, 05/31/14	14,000,000	14,018,592
2.38%, 08/31/14(f)	1,302,000	1,305,052
2.38%, 09/30/14	5,605,000	5,606,749
2.38%, 02/28/15(f)	5,225,000	5,189,104
2.38%, 03/31/16	2,000,000	1,934,376
3.00%, 09/30/16	2,460,000	2,436,938
3.00%, 02/28/17	2,475,000	2,436,135
3.25%, 06/30/16(f)	6,135,000	6,204,019
3.25%, 12/31/16	12,650,000	12,666,799
3.38%, 11/15/19(f)	26,860,000	25,917,805
3.63%, 08/15/19	26,080,000	25,762,137
4.00%, 02/15/15(f)	3,250,000	3,479,531
4.13%, 05/15/15(f)	1,748,000	1,879,920
4.25%, 09/30/12(f)	7,000,000	7,510,237
4.25%, 11/15/17(f)	8,710,000	9,213,543
4.50%, 09/30/11(f)	28,100,000	29,678,433
4.50%, 04/30/12(f)	4,000,000	4,285,000
4.50%, 11/15/15	6,372,000	6,962,404
4.50%, 05/15/17	5,775,000	6,235,198
4.63%, 02/29/12	15,297,000	16,364,210
4.63%, 02/15/17(f)	6,365,000	6,935,361
4.75%, 05/31/12(f)	6,465,000	6,968,565

Total U.S. Treasury Notes (cost $365,309,824)		369,920,402

Yankee Dollars 0.8%
Chemicals 0.0%†
Potash Corp of Saskatchewan, Inc.
7.75%, 05/31/11	41,000	43,947
4.88%, 03/01/13	165,000	175,764
5.88%, 12/01/36	125,000	122,646

		342,357

Commercial Banks 0.0%†
Westpac Banking Corp.,
4.63%, 06/01/18	147,000	143,500

Electric Utilities 0.1%
Hydro Quebec
8.40%, 01/15/22	220,000	282,901
8.88%, 03/01/26	156,000	208,973

		491,874

Energy Equipment & Services 0.0%†
Burlington Resources Finance Co.
6.40%, 08/15/11	124,000	132,288
6.50%, 12/01/11	206,000	223,565

Energy Equipment & Services
Weatherford International Ltd.,
5.50%, 02/15/16	74,000	78,852

		434,705

Gas Utilities 0.2%
Enbridge, Inc., 5.60%, 04/01/17	1,500,000	1,611,627
TransCanada Pipelines Ltd., 5.85%, 03/15/36	750,000	747,289

		2,358,916

Insurance 0.0%†
Montpelier Re Holdings Ltd., 6.13%, 08/15/13	74,000	76,354

Metals & Mining 0.1%
BHP Billiton Finance USA Ltd., 6.42%, 03/01/26	80,000	87,596
Rio Tinto Alcan, Inc.
6.45%, 03/15/11	44,000	45,975
4.50%, 05/15/13	372,000	391,265
Vale Inco Ltd., 7.75%, 05/15/12	177,000	193,883
Xstrata Canada Corp., 6.20%, 06/15/35	177,000	166,956

		885,675

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

20

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT Bond Index Fund

	Principal	Market
	Amount	Value

Yankee Dollars (continued)
Oil, Gas & Consumable Fuels 0.3%
Canadian Natural Resources Ltd.,
4.90%, 12/01/14	$280,000	$299,290
ConocoPhillips Canada Funding Co. I,
5.63%, 10/15/16	365,000	406,307
EnCana Corp.
4.75%, 10/15/13	339,000	363,053
6.50%, 08/15/34	350,000	370,968
Nexen, Inc.
5.05%, 11/20/13	295,000	317,081
5.20%, 03/10/15	350,000	370,049
5.88%, 03/10/35	133,000	126,460
6.40%, 05/15/37	350,000	352,808
Petro-Canada,
5.95%, 05/15/35	271,000	265,211
Statoil ASA,
6.80%, 01/15/28	650,000	727,846
Suncor Energy, Inc.,
6.10%, 06/01/18	805,000	867,374
Talisman Energy, Inc.
7.25%, 10/15/27	133,000	148,297
5.75%, 05/15/35	350,000	335,765

		4,950,509

Road & Rail 0.1%
Canadian National Railway Co.
4.40%, 03/15/13	1,035,000	1,093,169
6.90%, 07/15/28	242,000	277,163
6.20%, 06/01/36	236,000	254,041

		1,624,373

Supranational 0.0%†
Inter-American Development Bank,
6.80%, 10/15/25	413,000	481,038

Total Yankee Dollars (cost $11,152,287)		11,789,301

	Shares	Market Value

Mutual Fund 9.8%
Money Market Fund 9.8%
Invesco AIM Liquid Assets Portfolio, 0.11% (g)	146,300,587	146,300,587

Total Mutual Fund (cost $146,300,587)		146,300,587

	Princial	Market
	Amount	Value

Repurchase Agreement 0.5%
Morgan Stanley, 0.02%, dated 03/31/10, due 04/1/10, repurchase price $7,168,068, collateralized by U.S. Government Agency Mortgage securities, 4.50%-6.50%, maturing 01/01/19-03/01/40; total market value of $7,312,178. (h)	7,168,064	7,168,064

Total Repurchase Agreement (cost $7,168,064)		7,168,064

Total Investments Before TBA Sale Commitments (cost $1,697,501,922) — 115.9%		1,735,566,378

TBA Sale Commitments -5.9%
U.S. Government TBA’s
Fannie Mae Pool TBA
5.50%, 05/12/39	(1,500,000)	(1,575,234)
4.50%, 04/25/40	(24,000,000)	(24,052,512)

TBA Sale Commitments
Fannie Mae Pool TBA
6.00%, 04/25/40	(42,700,000)	(45,355,427)
5.00%, 05/25/40	(16,900,000)	(17,364,750)
Total TBA Sale Commitments (cost $(88,390,281))		(88,347,923)

Total Investments (cost $1,609,111,641) (i) — 110.0%		1,647,218,455

Liabilities in excess of other assets — (10.0)%		(150,008,856)

NET ASSETS — 100.0%		$1,497,209,599

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2010. The maturity date represents the actual maturity date.

(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at March 31, 2010 was $9,861,976 which represents 0.66% of net assets.

(c)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at March 31, 2010.

(d)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2010.

(e)	Perpetual bond security. The maturity date reflects the next call date.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

21

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT Bond Index Fund

(f)	The security or a portion of this security is on loan at March 31, 2010. The total value of securities on loan at March 31, 2010 was $207,706,552, which was collateralized by repurchase agreements with a value of $7,168,064 and $203,768,235, of collateral in the form of U.S. Government Agency Securities, interest rates ranging from 0.00% to 8.78% and maturity dates ranging from 03/01/30 to 07/25/42, a total value of $210,936,299

(g)	Represents 7-day effective yield as of March 31, 2010.

(h)	The security was purchased with cash collateral held from securities on loan. The total value of this security as of March 31, 2010 was $7,168,064.

(i)	At March 31, 2010, the tax basis cost of the Fund’s investments was $1,610,613,869, tax unrealized appreciation and depreciation were $43,221,762 and $(6,617,176), respectively.

(j)	Investment in affiliate.

†	Amount rounds to less than 0.1%.

AB	Stock Company

AG	Stock Corporation

ASA	Stock Corporation

BV	Private Limited Liability Company

LLC	Limited Liability Company

LP	Limited Partnership

Ltd.	Limited

NA	National Association

PCL	Public Company Limited

PLC	Public Limited Company

SA	Stock Company

SAB de CV	Public Traded Company

SAU	Single Shareholder Corporation

TBA	To Be Announced

UK	United Kingdom

ULC	Unlimited Liability Company
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

22

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT Bond Index Fund
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:

Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2010:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Asset-Backed Securities	$—	$8,203,839	$—	$8,203,839
Commercial Mortgage Backed Securities	—	52,804,116	—	52,804,116
Corporate Bonds	—	295,910,223	—	295,910,223
Municipal Bonds	—	6,865,551	—	6,865,551
Mutual Fund	146,300,587	—	—	146,300,587
Repurchase Agreement	—	7,168,064	—	7,168,064
Sovereign Bonds	—	37,240,137	—	37,240,137
U.S. Government Mortgage Backed Agencies	—	633,943,265	—	633,943,265
U.S. Government Sponsored & Agency Obligations	—	99,804,603	—	99,804,603
U.S. Treasury Bonds	—	65,616,290	—	65,616,290
U.S. Treasury Notes	—	369,920,402	—	369,920,402
Yankee Dollars	—	11,789,301	—	11,789,301

Total Assets	146,300,587	1,589,265,791	—	1,735,566,378

Liabilities:
U.S. Government Mortgage Backed Agencies	—	(88,347,923)	—	(88,347,923)

Total Liabilities	—	(88,347,923)	—	(88,347,923)

Total	$146,300,587	$1,500,917,868	$—	$1,647,218,455

Amounts designated as “-” are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

23

Statement of Investments
March 31, 2010 (Unaudited)
NVIT Cardinal Aggressive Fund

		Market
	Shares	Value

Mutual Funds 100.1%
Equity Funds 95.2%
NVIT Multi-Manager International Growth Fund, Class Y (a)	262,824	$2,302,335
NVIT Multi-Manager International Value Fund, Class Y (a)	230,469	2,283,950
NVIT Multi-Manager Large Cap Growth Fund, Class Y (a)	345,246	3,124,477
NVIT Multi-Manager Large Cap Value Fund, Class Y (a)	359,831	3,191,699
NVIT Multi-Manager Mid Cap Growth Fund, Class Y (a)	134,069	1,203,939
NVIT Multi-Manager Mid Cap Value Fund, Class Y (a)	123,437	1,193,636
NVIT Multi-Manager Small Cap Growth Fund, Class Y (a)	48,471	635,937
NVIT Multi-Manager Small Cap Value Fund, Class Y (a)	72,222	652,163
NVIT Multi-Manager Small Company Fund, Class Y (a)	20,726	318,969

Total Equity Funds (cost $11,905,429)		14,907,105

Fixed Income Funds 4.9%
NVIT Core Bond Fund, Class Y (a)	37,118	385,285
NVIT Core Plus Bond Fund, Class Y (a)	35,329	388,621

Total Fixed Income Funds (cost $739,034)		773,906

Total Mutual Funds (cost $12,644,463)		15,681,011

Total Investments (cost $12,644,463) (b) — 100.1%		15,681,011

Liabilities in excess of other assets — (0.1)%		(13,902)

NET ASSETS — 100.0%		$15,667,109

(a)	Investment in affiliate.

(b)	At March 31, 2010, the tax basis cost of the Fund’s investments was $14,763,766 and tax unrealized appreciation was $917,245.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT Cardinal Aggressive Fund
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:

Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2010:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Mutual Funds	$15,681,011	$—	$—	$15,681,011

Total	$15,681,011	$—	$—	$15,681,011

Amounts designated as “-” are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments
March 31, 2010 (Unaudited)
NVIT Cardinal Balanced Fund

		Market
	Shares	Value

Mutual Funds 100.0%
Equity Funds 50.6%
NVIT Multi-Manager International Growth Fund, Class Y (a)	3,396,809	$29,756,049
NVIT Multi-Manager International Value Fund, Class Y (a)	2,980,634	29,538,082
NVIT Multi-Manager Large Cap Growth Fund, Class Y (a)	6,968,145	63,061,714
NVIT Multi-Manager Large Cap Value Fund, Class Y (a)	7,247,197	64,282,636
NVIT Multi-Manager Mid Cap Growth Fund, Class Y (a)	2,880,715	25,868,817
NVIT Multi-Manager Mid Cap Value Fund, Class Y (a)	2,652,657	25,651,193
NVIT Multi-Manager Small Cap Growth Fund, Class Y (a)	390,848	5,127,930
NVIT Multi-Manager Small Cap Value Fund, Class Y (a)	581,303	5,249,165
NVIT Multi-Manager Small Company Fund, Class Y (a)	334,079	5,141,482

Total Equity Funds (cost $208,291,814)		253,677,068

Fixed Income Funds 43.6%
NVIT Core Bond Fund, Class Y (a)	7,182,660	74,556,012
NVIT Core Plus Bond Fund, Class Y (a)	6,831,704	75,148,741
NVIT Short-Term Bond Fund, Class Y (a)	6,684,469	68,916,880

Total Fixed Income Funds (cost $209,985,814)		218,621,633

Money Market Fund 5.8%
NVIT Money Market Fund, Class Y, 0.00% (a)(b)	29,329,956	29,329,956

Total Money Market Fund (cost $29,329,956)		29,329,956

Total Mutual Funds (cost $447,607,584)		501,628,657

Total Investments (cost $447,607,584) (c) — 100.0%		501,628,657

Liabilities in excess of other assets — 0.0%		(175,513)

NET ASSETS — 100.0%		$501,453,144

(a)	Investment in affiliate.

(b)	Represents 7-day effective yield as of March 31, 2010.

(c)	At March 31, 2010, the tax basis cost of the Fund’s investments was $455,191,857 and tax unrealized appreciation was $46,436,800.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT Cardinal Balanced Fund
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:

Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2010:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Mutual Funds	$501,628,657	$—	$—	$501,628,657

Total	$501,628,657	$—	$—	$501,628,657

Amounts designated as “-” are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments
March 31, 2010 (Unaudited)
NVIT Cardinal Capital Appreciation Fund

		Market
	Shares	Value

Mutual Funds 100.0%
Equity Funds 70.4%
NVIT Multi-Manager International Growth Fund, Class Y (a)	7,530,742	$65,969,296
NVIT Multi-Manager International Value Fund, Class Y (a)	6,609,195	65,497,127
NVIT Multi-Manager Large Cap Growth Fund, Class Y (a)	11,860,570	107,338,161
NVIT Multi-Manager Large Cap Value Fund, Class Y (a)	12,330,316	109,369,901
NVIT Multi-Manager Mid Cap Growth Fund, Class Y (a)	4,977,416	44,697,195
NVIT Multi-Manager Mid Cap Value Fund, Class Y (a)	4,584,182	44,329,041
NVIT Multi-Manager Small Cap Growth Fund, Class Y (a)	1,039,287	13,635,445
NVIT Multi-Manager Small Cap Value Fund, Class Y (a)	1,545,176	13,952,939
NVIT Multi-Manager Small Company Fund, Class Y (a)	444,157	6,835,571

Total Equity Funds (cost $401,658,256)		471,624,676

Fixed Income Funds 26.7%
NVIT Core Bond Fund, Class Y (a)	6,365,046	66,069,177
NVIT Core Plus Bond Fund, Class Y (a)	6,053,577	66,589,347
NVIT Short-Term Bond Fund, Class Y (a)	4,443,418	45,811,641

Total Fixed Income Funds (cost $173,399,355)		178,470,165

Money Market Fund 2.9%
NVIT Money Market Fund, Class Y, 0.00% (a)(b)	19,500,430	19,500,430

Total Money Market Fund (cost $19,500,430)		19,500,430

Total Mutual Funds (cost $594,558,041)		669,595,271

Total Investments (cost $594,558,041) (c) — 100.0%		669,595,271

Liabilities in excess of other assets — 0.0%		(225,314)

NET ASSETS — 100.0%		$669,369,957

(a)	Investment in affiliate.

(b)	Represents 7-day effective yield as of March 31, 2010.

(c)	At March 31, 2010, the tax basis cost of the Fund’s investments was $604,877,897 and tax unrealized appreciation was $64,717,374.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT Cardinal Capital Appreciation Fund
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:

Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2010:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Mutual Funds	$669,595,271	$—	$—	$669,595,271

Total	$669,595,271	$—	$—	$669,595,271

Amounts designated as “-” are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments
March 31, 2010 (Unaudited)
NVIT Cardinal Conservative Fund

		Market
	Shares	Value

Mutual Funds 100.0%
Equity Funds 20.4%
NVIT Multi-Manager International Growth Fund, Class Y (a)	682,589	$5,979,481
NVIT Multi-Manager International Value Fund, Class Y (a)	599,338	5,939,445
NVIT Multi-Manager Large Cap Growth Fund, Class Y (a)	1,344,617	12,168,787
NVIT Multi-Manager Large Cap Value Fund, Class Y (a)	1,397,913	12,399,492
NVIT Multi-Manager Mid Cap Growth Fund, Class Y (a)	695,463	6,245,262
NVIT Multi-Manager Mid Cap Value Fund, Class Y (a)	639,683	6,185,733

Total Equity Funds (cost $39,692,226)		48,918,200

Fixed Income Funds 69.8%
NVIT Core Bond Fund, Class Y (a)	4,604,016	47,789,690
NVIT Core Plus Bond Fund, Class Y (a)	4,380,085	48,180,940
NVIT Short-Term Bond Fund, Class Y (a)	6,886,608	71,000,933

Total Fixed Income Funds (cost $162,161,725)		166,971,563

Money Market Fund 9.8%
NVIT Money Market Fund, Class Y, 0.00% (a)(b)	23,506,183	23,506,183

Total Money Market Fund (cost $23,506,183)		23,506,183

Total Mutual Funds (cost $225,360,134)		239,395,946

Total Investments (cost $225,360,134) (c) — 100.0%		239,395,946

Liabilities in excess of other assets — 0.0%		(91,789)

NET ASSETS — 100.0%		$239,304,157

(a)	Investment in affiliate.

(b)	Represents 7-day effective yield as of March 31, 2010.

(c)	At March 31, 2010, the tax basis cost of the Fund’s investments was $227,102,222 and tax unrealized appreciation was $12,293,724.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT Cardinal Conservative Fund
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:

Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2010:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Mutual Funds	$239,395,946	$—	$—	$239,395,946

Total	$239,395,946	$—	$—	$239,395,946

Amounts designated as “-” are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments
March 31, 2010 (Unaudited)
NVIT Cardinal Moderate Fund

		Market
	Shares	Value

Mutual Funds 100.0%
Equity Funds 60.5%
NVIT Multi-Manager International Growth Fund, Class Y (a)	5,520,109	$48,356,157
NVIT Multi-Manager International Value Fund, Class Y (a)	4,846,317	48,027,006
NVIT Multi-Manager Large Cap Growth Fund, Class Y (a)	10,868,723	98,361,940
NVIT Multi-Manager Large Cap Value Fund, Class Y (a)	11,292,178	100,161,623
NVIT Multi-Manager Mid Cap Growth Fund, Class Y (a)	3,741,547	33,599,093
NVIT Multi-Manager Mid Cap Value Fund, Class Y (a)	3,444,659	33,309,852
NVIT Multi-Manager Small Cap Growth Fund, Class Y (a)	1,015,520	13,323,618
NVIT Multi-Manager Small Cap Value Fund, Class Y (a)	1,508,975	13,626,048
NVIT Multi-Manager Small Company Fund, Class Y (a)	433,891	6,677,580

Total Equity Funds (cost $331,924,107)		395,442,917

Fixed Income Funds 34.6%
NVIT Core Bond Fund, Class Y (a)	7,769,613	80,648,580
NVIT Core Plus Bond Fund, Class Y (a)	7,388,961	81,278,572
NVIT Short-Term Bond Fund, Class Y (a)	6,200,255	63,924,629

Total Fixed Income Funds (cost $219,162,821)		225,851,781

Money Market Fund 4.9%
NVIT Money Market Fund, Class Y, 0.00% (a)(b)	31,750,972	31,750,972

Total Money Market Fund (cost $31,750,972)		31,750,972

Total Mutual Funds (cost $582,837,900)		653,045,670

Total Investments (cost $582,837,900) (c) — 100.0%		653,045,670

Liabilities in excess of other assets — 0.0%		(219,813)

NET ASSETS — 100.0%		$652,825,857

(a)	Investment in affiliate.

(b)	Represents 7-day effective yield as of March 31, 2010.

(c)	At March 31, 2010, the tax basis cost of the Fund’s investments was $591,302,386 and tax unrealized appreciation was $61,743,284.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT Cardinal Moderate Fund
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:

Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2010:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Mutual Funds	$653,045,670	$—	$—	$653,045,670

Total	$653,045,670	$—	$—	$653,045,670

Amounts designated as “-” are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments
March 31, 2010 (Unaudited)
NVIT Cardinal Moderately Aggressive Fund

		Market
	Shares	Value

Mutual Funds 100.0%
Equity Funds 80.3%
NVIT Multi-Manager International Growth Fund, Class Y (a)	2,978,374	$26,090,554
NVIT Multi-Manager International Value Fund, Class Y (a)	2,610,293	25,868,000
NVIT Multi-Manager Large Cap Growth Fund, Class Y (a)	4,107,332	37,171,351
NVIT Multi-Manager Large Cap Value Fund, Class Y (a)	4,280,333	37,966,557
NVIT Multi-Manager Mid Cap Growth Fund, Class Y (a)	1,821,878	16,360,464
NVIT Multi-Manager Mid Cap Value Fund, Class Y (a)	1,678,303	16,229,194
NVIT Multi-Manager Small Cap Growth Fund, Class Y (a)	329,375	4,321,394
NVIT Multi-Manager Small Cap Value Fund, Class Y (a)	490,761	4,431,575
NVIT Multi-Manager Small Company Fund, Class Y (a)	140,838	2,167,500

Total Equity Funds (cost $137,180,076)		170,606,589

Fixed Income Funds 19.7%
NVIT Core Bond Fund, Class Y (a)	1,516,932	15,745,754
NVIT Core Plus Bond Fund, Class Y (a)	1,443,220	15,875,421
NVIT Short-Term Bond Fund, Class Y (a)	1,007,499	10,387,314

Total Fixed Income Funds (cost $39,566,819)		42,008,489

Total Mutual Funds (cost $176,746,895)		212,615,078

Total Investments (cost $176,746,895) (b) — 100.0%		212,615,078

Liabilities in excess of other assets — 0.0%		(81,397)

NET ASSETS — 100.0%		$212,533,681

(a)	Investment in affiliate.

(b)	At March 31, 2010, the tax basis cost of the Fund’s investments was $185,075,056 and the tax unrealized appreciation was $27,540,022.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT Cardinal Moderately Aggressive Fund
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:

Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2010:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Mutual Funds	$212,615,078	$—	$—	$212,615,078

Total	$212,615,078	$—	$—	$212,615,078

Amounts designated as “-” are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments
March 31, 2010 (Unaudited)
NVIT Cardinal Moderately Conservative Fund

		Market
	Shares	Value

Mutual Funds 100.0%
Equity Funds 40.6%
NVIT Multi-Manager International Growth Fund, Class Y (a)	1,274,648	$11,165,916
NVIT Multi-Manager International Value Fund, Class Y (a)	1,119,248	11,091,745
NVIT Multi-Manager Large Cap Growth Fund, Class Y (a)	2,508,971	22,706,185
NVIT Multi-Manager Large Cap Value Fund, Class Y (a)	2,607,881	23,131,906
NVIT Multi-Manager Mid Cap Growth Fund, Class Y (a)	1,295,926	11,637,415
NVIT Multi-Manager Mid Cap Value Fund, Class Y (a)	1,193,075	11,537,035

Total Equity Funds (cost $75,473,720)		91,270,202

Fixed Income Funds 51.6%
NVIT Core Bond Fund, Class Y (a)	3,766,645	39,097,777
NVIT Core Plus Bond Fund, Class Y (a)	3,582,295	39,405,247
NVIT Short-Term Bond Fund, Class Y (a)	3,649,339	37,624,690

Total Fixed Income Funds (cost $112,633,912)		116,127,714

Money Market Fund 7.8%
NVIT Money Market Fund, Class Y, 0.00% (a)(b)	17,586,946	17,586,946

Total Money Market Fund (cost $17,586,946)		17,586,946

Total Mutual Funds (cost $205,694,578)		224,984,862

Total Investments (cost $205,694,578) (c) — 100.0%		224,984,862

Liabilities in excess of other assets — 0.0%		(80,649)

NET ASSETS — 100.0%		$224,904,213

(a)	Investment in affiliate.

(b)	Represents 7-day effective yield as of March 31, 2010.

(c)	At March 31, 2010, the tax basis cost of the Fund’s investments was $208,400,442 and tax unrealized appreciation was $16,584,420.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT Cardinal Moderately Conservative Fund
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:

Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2010:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Mutual Funds	$224,984,862	$—	$—	$224,984,862

Total	$224,984,862	$—	$—	$224,984,862

Amounts designated as “-” are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments
March 31, 2010 (Unaudited)
NVIT Core Bond Fund

	Principal	Market
	Amount	Value

Asset-Backed Securities 2.1%
Credit Card Asset-Backed Securities 2.0%
Bank of America Credit Card Trust, Series 2008, Class A1, 0.81%, 04/15/13(a)	$10,000,000	$10,016,586
Golden Credit Card Trust, Series 2008-3, Class A, 1.23%, 07/15/17(a)(b)	1,000,000	1,001,951

		11,018,537

Student Loan Asset-Backed Securities 0.1%
Access Group, Inc., Series 2002-1, Class A2, 0.46%, 09/25/25(a)	634,770	632,915

Total Asset-Backed Securities (cost $11,633,423)		11,651,452

Collateralized Mortgage Obligation 2.9%
Government National Mortgage Association, Series 2010-6, Class PC, 5.00%, 03/16/37	15,000,000	15,840,182

Total Collateralized Mortgage Obligation (cost $15,838,391)		15,840,182

Commercial Mortgage Backed Securities 3.9%
Capital Markets 1.4%
Morgan Stanley Capital I
Series 2005-T19, Class A3, 4.83%, 06/12/47	750,000	776,558
Series 2005-T19, Class AJ, 4.99%, 06/12/47(a)	1,000,000	800,756
Series 2006-HQ9, Class A3, 5.71%, 07/12/44	1,000,000	1,046,625
Series 2006-T21, Class A4, 5.16%, 10/12/52(a)	2,500,000	2,564,372
Series 2006-T23, Class AM, 5.81%, 08/12/41(a)	1,479,000	1,376,535
Series 2007-IQ16, Class A4, 5.81%, 12/12/49	1,000,000	983,503
Morgan Stanley Dean Witter Capital I, Series 2001-TOP5, Class A4 6.39%, 10/15/35	466,546	491,989

		8,040,338

Diversified Financial Services 2.5%
Banc of America Commercial Mortgage, Inc.
Series 2004-4, Class A3, 4.13%, 07/10/42	119,518	119,477
Series 2005-2, Class AM, 4.91%, 07/10/43(a)	700,000	634,723
Series 2005-6, Class A4, 5.18%, 09/10/47(a)	2,500,000	2,602,174
Bear Stearns Commercial Mortgage Securities
Series 2004-T16, Class A4, 4.32%, 02/13/46	553,103	563,885
Series 2005-T18, Class A4, 4.93%, 02/13/42(a)	1,700,000	1,761,341
Series 2006-T22, Class AM, 5.46%, 04/12/38(a)	500,000	434,594
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class AM 5.48%, 03/10/39	750,000	618,852
GS Mortgage Securities Corp. II
Series 2004-GG2, Class A4, 4.96%, 08/10/38	1,000,000	1,028,152
Series 2004-GG2, Class A6, 5.40%, 08/10/38(a)	1,500,000	1,564,462
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2001-CIBC, Class A3, 6.26%, 03/15/33	323,957	331,417
Series 2006-LDP6, Class A4, 5.48%, 04/15/43(a)	1,359,000	1,394,904
Series 2008-C2, Class A4, 6.07%, 02/12/51	500,000	448,040
LB-UBS Commercial Mortgage Trust
Series 2004-C4, Class A3, 5.07%, 06/15/29(a)	600,000	606,882
Series 2004-C6, Class A4, 4.58%, 08/15/29	350,000	355,439
Series 2007-C6, Class A2, 5.85%, 07/15/40	747,422	776,292
Series 2008-C1, Class A2, 6.15%, 04/15/41(a)	500,000	523,541

		13,764,175

Total Commercial Mortgage Backed Securities (cost $21,447,384)		21,804,513

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT Core Bond Fund

	Principal	Market
	Amount	Value

Corporate Bonds 31.5%
Airlines 0.4%
American Airlines 2003-1, Pass Through Trust, 3.86%, 07/09/10	$934,843	$930,169
Continental Airlines 2000-2, Pass Through Trust
7.49%, 10/02/10	1,000,000	1,000,000
7.71%, 04/02/21	321,286	321,286

		2,251,455

Beverages 0.9%
Anheuser-Busch InBev Worldwide, Inc.
7.75%, 01/15/19(b)	1,500,000	1,784,073
6.88%, 11/15/19(b)	1,500,000	1,722,290
SABMiller PLC, 6.50%, 07/15/18(b)	1,250,000	1,386,396

		4,892,759

Chemicals 1.6%
Agrium, Inc., 6.75%, 01/15/19	4,000,000	4,431,096
Airgas, Inc., 4.50%, 09/15/14	1,000,000	1,032,056
Mosaic Global Holdings, Inc.
7.38%, 08/01/18	2,000,000	2,238,520
7.30%, 01/15/28	1,205,000	1,290,361

		8,992,033

Commercial Banks 1.9%
BNP Paribas, 4.80%, 06/24/15(b)	2,000,000	2,046,100
HSBC Holdings PLC, 6.80%, 06/01/38	2,750,000	2,948,902
Standard Chartered Bank, 6.40%, 09/26/17(b)	1,155,000	1,222,824
Svenska Handelsbanken AB, 4.88%, 06/10/14(b)	3,000,000	3,157,701
Wells Fargo Capital XIII, 7.70%, 03/26/13(c)(d)	1,000,000	1,032,500

		10,408,027

Consumer Finance 1.6%
American Honda Finance Corp., 6.70%, 10/01/13(b)	1,000,000	1,114,340
Sallie Mae, Inc., 5.25%, 10/03/22	14,956,000	7,549,086

		8,663,426

Diversified Financial Services 9.5%
Bank of America NA, 6.10%, 06/15/17	3,800,000	3,911,363
BP Capital Markets PLC, 5.25%, 11/07/13	1,000,000	1,100,425
Citigroup Funding, Inc., 1.38%, 05/05/11	15,000,000	15,118,110
Citigroup, Inc., 8.13%, 07/15/39	2,000,000	2,308,806
General Electric Capital Corp., 6.00%, 08/07/19	2,000,000	2,113,338
JPMorgan Chase & Co., Series 1, 7.90%, 04/30/18(c)(d)	1,000,000	1,066,100
JPMorgan Chase Bank NA, 6.00%, 10/01/17	4,000,000	4,264,648
National Rural Utilities Cooperative Finance Corp., 10.38%, 11/01/18	2,500,000	3,325,165
Pooled Funding Trust II, 2.63%, 03/30/12(b)	5,000,000	5,099,745
Private Export Funding Corp., 3.05%, 10/15/14	10,000,000	10,126,660
Tyco International Finance SA, 4.13%, 10/15/14	2,000,000	2,067,964
Xstrata Finance Canada Ltd., 5.80%, 11/15/16(b)	1,748,000	1,823,772

		52,326,096

Diversified Telecommunication Services 0.6%
Verizon Communications, Inc., 5.50%, 02/15/18	3,000,000	3,179,640

Electric Utilities 1.8%
Nisource Finance Corp., 6.13%, 03/01/22	3,000,000	3,130,005
Oncor Electric Delivery Co. LLC, 6.80%, 09/01/18	2,000,000	2,246,892
Pacific Gas & Electric Co., 6.25%, 12/01/13	1,000,000	1,129,012
PacifiCorp, 5.65%, 07/15/18	1,500,000	1,619,799
Public Service Co. of Colorado, 4.88%, 03/01/13	500,000	541,380
Public Service Electric & Gas Co., 6.33%, 11/01/13	1,000,000	1,134,420

		9,801,508

Energy Equipment & Services 1.7%
Smith International, Inc.
8.63%, 03/15/14	500,000	595,714
9.75%, 03/15/19	3,000,000	4,035,321
Weatherford International Ltd., 6.00%, 03/15/18	1,000,000	1,044,353
Weatherford International, Inc., 6.35%, 06/15/17	3,465,000	3,721,320

		9,396,708

Food & Staples Retailing 0.9%
CVS Pass Through Trust, 6.94%, 01/10/30	4,776,076	5,064,217

Food Products 1.0%
Kraft Foods, Inc.
6.13%, 02/01/18	1,442,000	1,578,110
5.38%, 02/10/20	4,000,000	4,065,420

		5,643,530

Health Care Providers & Services 0.4%
Laboratory Corp of America Holdings, 5.63%, 12/15/15	2,000,000	2,164,988

Industrial Conglomerates 0.7%
General Electric Co., 5.25%, 12/06/17	1,000,000	1,048,848
Tyco Electronics Group SA
5.95%, 01/15/14	1,055,000	1,137,078
6.55%, 10/01/17	1,500,000	1,650,279

		3,836,205

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT Core Bond Fund

	Principal	Market
	Amount	Value

Insurance 1.5%
MetLife, Inc., 6.75%, 06/01/16	$4,000,000	$4,482,612
Principal Life Income Funding Trusts, 5.30%, 12/14/12	750,000	809,322
Prudential Financial, Inc., 4.75%, 09/17/15	3,000,000	3,087,804

		8,379,738

Media 1.4%
Comcast Cable Communications Holdings, Inc., 8.38%, 03/15/13	456,000	528,570
DIRECTV Holdings LLC, 5.20%, 03/15/20(b)	4,000,000	3,938,028
Time Warner Cable, Inc., 6.75%, 07/01/18	3,250,000	3,631,423

		8,098,021

Metals & Mining 0.4%
Rio Tinto Finance USA Ltd., 5.88%, 07/15/13	2,250,000	2,473,186

Oil, Gas & Consumable Fuels 2.6%
ConocoPhillips, 5.75%, 02/01/19	1,500,000	1,635,147
Devon Energy Corp., 5.63%, 01/15/14	1,500,000	1,640,480
Energy Transfer Partners LP
6.00%, 07/01/13	1,250,000	1,351,266
6.70%, 07/01/18	4,000,000	4,369,408
EOG Resources, Inc., 6.13%, 10/01/13	1,000,000	1,122,824
Sunoco Logistics Partners Operations LP, 8.75%, 02/15/14	1,000,000	1,159,683
Williams Partners LP, 5.25%, 03/15/20(b)	3,000,000	3,006,114

		14,284,922

Pharmaceuticals 0.3%
Novartis Securities Investment Ltd., 5.13%, 02/10/19	1,500,000	1,589,821

Road & Rail 0.2%
CSX Corp., 6.25%, 03/15/18	1,000,000	1,080,547

Thrifts & Mortgage Finance 2.1%
US Central Federal Credit Union, 1.90%, 10/19/12	10,000,000	10,092,150
WMC Finance USA, Ltd., 5.13%, 05/15/13	1,250,000	1,352,618

		11,444,768

Total Corporate Bonds (cost $167,659,428)		173,971,595

U.S. Government Mortgage Backed Agencies 22.6%
Fannie Mae Pool
Pool# 873863
5.69%, 05/01/16	4,796,616	5,304,434
Pool# AA6943
4.50%, 05/01/39	9,505,642	9,538,030
Fannie Mae REMICS
Pool# FNR 2005-53 MH
5.50%, 03/25/34	10,000,000	10,666,615
Pool# FNR 2007-74 QC
6.00%, 02/25/36	13,652,000	14,670,629
Pool# FNR 2007-6 PA
5.50%, 02/25/37	9,447,074	10,108,168
Pool# FNR 2007-66 AH
6.00%, 07/25/37	10,000,000	10,112,986
Freddie Mac Gold Pool
Pool# A85748,5.00%, 04/01/39	8,463,958	8,750,299
Freddie Mac REMICS
Pool# FHR 3451 VB
5.00%, 05/15/28	10,000,000	10,546,435
Pool# FHR 3036 TM
4.50%, 12/15/34	10,000,000	10,442,343
Pool# FHR 3334 MD
5.00%, 06/15/35	10,000,000	10,556,924
Pool# FHR 3189 PC
6.00%, 08/15/35	10,000,000	10,787,990
Pool# FHR 3540 LN
4.50%, 04/15/38	13,665,637	13,485,117
Total U.S. Government Mortgage Backed Agencies (cost $124,360,556)		124,969,970

U.S. Government Sponsored & Agency Obligations 30.1%
Farmer Mac Guaranteed Notes Trust 2007-1
5.13%, 04/19/17(b)	8,225,000	8,603,186
Federal Farm Credit Bank
2.00%, 01/17/12	10,000,000	10,168,160
2.80%, 11/05/14	10,000,000	10,085,160
Federal Home Loan Banks
1.75%, 12/14/12	20,000,000	20,063,540
3.00%, 06/24/13	20,000,000	20,665,880
3.63%, 10/18/13	20,000,000	21,123,220
3.13%, 12/13/13	10,000,000	10,391,730
2.75%, 03/13/15	5,000,000	4,984,845
Federal Home Loan Mortgage Corp.
5.75%, 01/15/12	2,500,000	2,704,302
5.35%, 08/01/15	13,000,000	14,469,169
Federal National Mortgage Association
3.25%, 04/09/13	2,500,000	2,604,380
3.00%, 09/16/14	30,000,000	30,551,850
Freddie Mac Strips 2.16%, 03/15/12	10,439,000	10,048,561

Total U.S. Government Sponsored & Agency Obligations (cost $165,352,204)		166,463,983

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT Core Bond Fund

	Principal	Market
	Amount	Value

U.S. Treasury Bond 0.6%
U.S. Treasury Inflation Indexed Bond, 2.13%, 01/15/19	$3,000,000	$3,189,339

Total U.S. Treasury Bond (cost $3,168,443)		3,189,339

U.S. Treasury Notes 3.2%
U.S. Treasury Note
0.88%, 05/31/11	5,100,000	5,121,915
1.75%, 03/31/14	1,430,000	1,408,550
2.00%, 11/30/13	900,000	901,547
2.38%, 10/31/14	9,000,000	8,988,048
3.25%, 06/30/16	1,000,000	1,011,250

Total U.S. Treasury Notes (cost $17,489,734)		17,431,310

Yankee Dollars 0.8%
Chemicals 0.2%
Potash Corp of Saskatchewan, Inc., 4.88%, 03/01/13	1,135,000	1,209,046

Metals & Mining 0.6%
Xstrata Canada Corp.
7.25%, 07/15/12	1,170,000	1,280,545
6.00%, 10/15/15	2,000,000	2,157,446

Total Yankee Dollars (cost $4,058,855)		4,647,037

		Market
	Share	Value

Mutual Fund 1.4%
Money Market Fund 1.4%
Invesco AIM Liquid Assets Portfolio, 0.11% (e)	7,725,749	7,725,749

Total Mutual Fund (cost $7,725,749)		7,725,749

Total Investments (cost $538,734,167) (f) — 99.1%		547,695,130

Other assets in excess of liabilities — 0.9%		4,959,171

NET ASSETS — 100.0%		$552,654,301

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2010. The maturity date represents the actual maturity date.

(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at March 31, 2010 was $35,906,520 which represents 6.50% of net assets.

(c)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2010.

(d)	Perpetual bond security. The maturity date reflects the next call date.

(e)	Represents 7-day effective yield as of March 31, 2010.

(f)	At March 31, 2010, the tax basis cost of the Fund’s investments was $538,734,167, tax unrealized appreciation and depreciation were $10,943,841 and $(1,982,878), respectively.

AB	Stock Company
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
NA	National Association
PLC	Public Limited Company
REMICS	Real Estate Mortgage Investment Conduits
SA	Stock Company
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT Core Bond Fund
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:

Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2010:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Asset-Backed Securities	$—	$11,651,452	$—	$11,651,452
Collateralized Mortgage Obligation	—	15,840,182	—	15,840,182
Commercial Mortgage Backed Securities	—	21,804,513	—	21,804,513
Corporate Bonds	—	173,971,595	—	173,971,595
Mutual Fund	7,725,749	—	—	7,725,749
U.S. Government Mortgage Backed Agencies	—	124,969,970	—	124,969,970
U.S. Government Sponsored & Agency Obligations	—	166,463,983	—	166,463,983
U.S. Treasury Bond	—	3,189,339	—	3,189,339
U.S. Treasury Notes	—	17,431,310	—	17,431,310
Yankee Dollars	—	4,647,037	—	4,647,037

Total	$7,725,749	$539,969,381	$—	$547,695,130

Amounts designated as “-” are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments
March 31, 2010 (Unaudited)
NVIT Core Plus Bond Fund

	Principal	Market
	Amount	Value

Asset-Backed Securities 0.2%
Electric Utilities 0.0%†
Homer City Funding LLC, 8.14%, 10/01/19	$18,250	$17,885

Other Asset-Backed Securities 0.2%
GSAMP Trust, Series 2006-HE5, Class A2B, 0.35%, 08/25/36(a)	531,211	484,030

Student Loan Asset-Backed Securities 0.0%†
SLM Student Loan Trust, Series 2008-6, Class A1, 0.65%, 10/27/14(a)	57,723	57,791

Total Asset-Backed Securities (cost $513,335)		559,706

Commercial Mortgage Backed Securities 10.5%
Capital Markets 3.4%
GS Mortgage Securities Corp. II
Series 2005-GG4, Class A3, 4.61%, 07/10/39	1,800,000	1,830,246
Series 2005-GG4, Class A4, 4.76%, 07/10/39	800,000	793,905
Series 2007-GG10, Class A4, 6.00%, 08/10/45(a)	2,200,000	2,038,335
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class A4 5.86%, 07/15/40(a)	1,635,000	1,608,071
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-4, Class A3, 5.17%, 12/12/49(a)	400,000	387,020
Series 2007-5, Class A4, 5.38%, 08/12/48	1,800,000	1,597,996
Series 2007-7, Class A4, 5.81%, 06/12/50(a)	2,000,000	1,832,981
Series 2007-8, Class A3, 6.15%, 08/12/49(a)	250,000	247,524
Morgan Stanley Capital I
Series 2007-HQ12, Class A4, 5.81%, 04/12/49(a)	335,000	329,559
Series 2007-IQ16, Class A4, 5.81%, 12/12/49	1,250,000	1,229,379

		11,895,016

Commercial Banks 1.2%
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A4B 6.22%, 12/10/49(a)	1,385,000	1,361,314
CW Capital Cobalt Ltd., Series 2007-C3, Class A4 6.02%, 05/15/46(a)	1,600,000	1,514,886
Wachovia Bank Commercial Mortgage Trust
Series 2005-C19, Class A5, 4.66%, 05/15/44	500,000	514,070
Series 2006-C23, Class A4, 5.42%, 01/15/45(a)	290,000	293,971
Series 2006-C29, Class A3, 5.31%, 11/15/48	260,000	268,312
Series 2007-C31, Class A4, 5.51%, 04/15/47	100,000	90,455
Series 2007-C33, Class A2, 6.05%, 02/15/51(a)	250,000	262,125

		4,305,133

Diversified Financial Services 5.1%
Banc of America Commercial Mortgage, Inc.
Series 2006-3, Class A4, 5.89%, 07/10/44(a)	850,000	832,551
Series 2006-5, Class A4, 5.41%, 09/10/47	1,795,000	1,796,631
Series 2007-3, Class A4, 5.84%, 06/10/49(a)	295,000	265,781
Bear Stearns Commercial Mortgage Securities
Series 2007-PW15, Class A4, 5.33%, 02/11/44	1,500,000	1,445,232
Series 2007-PW17, Class A4, 5.69%, 06/11/50(a)	800,000	791,744
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5, Class A4 5.89%, 11/15/44(a)	750,000	749,926
Credit Suisse Mortgage Capital Certificates
Series 2006-C4, Class A3, 5.47%, 09/15/39	1,500,000	1,440,966
Series 2007-C1, Class A3, 5.38%, 02/15/40	225,000	201,497
Series 2007-C2, Class A2, 5.45%, 01/15/49(a)	350,000	358,670
Series 2007-C2, Class A3, 5.54%, 01/15/49(a)	650,000	580,408
Series 2007-C4, Class A4, 6.00%, 09/15/39(a)	1,210,000	1,100,560
CS First Boston Mortgage Securities Corp., Series 2005-C4, Class A3 5.12%, 08/15/38(a)	200,000	204,574
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT Core Plus Bond Fund

	Principal	Market
	Amount	Value

Commercial Mortgage Backed Securities (continued)
Diversified Financial Services (continued)
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4 5.74%, 12/10/49	$175,000	$170,109
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP4, Class A3A1, 4.87%, 10/15/42	465,000	472,633
Series 2006-LDP7, Class A4, 6.06%, 04/15/45(a)	970,000	1,001,406
Series 2006-LDP9, Class A1S, 5.28%, 05/15/47	135,179	139,211
Series 2006-LDP9, Class A3, 5.34%, 05/15/47	1,415,000	1,379,753
Series 2007-CB18, Class A4, 5.44%, 06/12/47	2,100,000	2,052,529
Series 2007-LD11, Class A4, 6.01%, 06/15/49(a)	805,000	771,913
Series 2007-LD12, Class A4, 5.88%, 02/15/51(a)	1,750,000	1,710,916
Series 2008-C2, Class ASB, 6.13%, 02/12/51(a)	205,000	203,730

		17,670,740

Non-Agency 0.8% Banc of America Commercial Mortgage, Inc.,
Series 2006-4, Class A4 5.63%, 07/10/46	1,500,000	1,520,795
Commercial Mortgage Pass Through Certificates, Series 2006-C8, Class A4 5.31%, 12/10/46	1,350,000	1,320,493

		2,841,288

Total Commercial Mortgage Backed Securities (cost $31,170,170)		36,712,177

Corporate Bonds 37.3%
Aerospace & Defense 0.0%†
BE Aerospace, Inc., 8.50%, 07/01/18	115,000	122,763

Airlines 1.5%
American Airlines Pass Through Trust, 10.38%, 07/02/19	198,622	229,905
Continental Airlines, Inc.
7.25%, 11/10/19	1,165,000	1,246,550
5.98%, 04/19/22	1,280,000	1,257,600
Delta Air Lines, Inc.
9.50%, 09/15/14(b)	210,000	220,762
7.75%, 12/17/19	1,450,000	1,522,500
6.82%, 08/10/22	463,484	463,484
UAL Pass Through Trust, Series 2007-1, 6.64%, 07/02/22	249,067	230,387
United Air Lines, Inc., 9.75%, 01/15/17	190,000	199,975

		5,371,163

Automobiles 0.1%
Ford Motor Co., 9.98%, 02/15/47	70,000	72,625
Navistar International Corp., 8.25%, 11/01/21	125,000	127,500

		200,125

Beverages 1.4%
Anheuser-Busch InBev Worldwide, Inc.
2.50%, 03/26/13(b)	1,595,000	1,598,077
5.38%, 01/15/20	1,425,000	1,470,003
5.00%, 04/15/20(b)	1,585,000	1,589,880
Constellation Brands, Inc., 7.25%, 09/01/16	45,000	46,237

		4,704,197

Building Products 0.2%
Goodman Global Group, Inc., 0.00%, 12/15/14(b)	175,000	102,375
Masco Corp., 6.13%, 10/03/16	65,000	64,816
Owens Corning, 9.00%, 06/15/19	155,000	182,653
Ply Gem Industries, Inc., 11.75%, 06/15/13	80,000	84,400
USG Corp., 9.75%, 08/01/14(b)	230,000	243,800

		678,044

Capital Markets 2.3%
Goldman Sachs Group, Inc. (The)
3.63%, 08/01/12	555,000	574,755
6.00%, 05/01/14	585,000	640,566
6.75%, 10/01/37	905,000	903,863
Merrill Lynch & Co., Inc.
5.45%, 02/05/13	1,030,000	1,089,749
6.11%, 01/29/37	200,000	184,019
Morgan Stanley, 5.63%, 09/23/19	3,480,000	3,467,729
Nomura Holdings, Inc., 6.70%, 03/04/20	1,025,000	1,063,759

		7,924,440

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT Core Plus Bond Fund

	Principal	Market
	Amount	Value

Corporate Bonds (continued)
Chemicals 1.6%
Dow Chemical Co. (The)
5.90%, 02/15/15	$1,915,000	$2,073,225
8.55%, 05/15/19	2,230,000	2,697,722
Huntsman International LLC, 5.50%, 06/30/16(b)	300,000	272,250
MacDermid, Inc., 9.50%, 04/15/17(b)	50,000	51,375
Momentive Performance Materials, Inc., 12.50%, 06/15/14(b)	135,000	152,550
Nalco Co., 8.25%, 05/15/17(b)	200,000	212,500

		5,459,622

Commercial Banks 4.2%
Bank of America Corp.
7.38%, 05/15/14	2,225,000	2,502,104
4.50%, 04/01/15	800,000	806,673
6.50%, 08/01/16	2,100,000	2,270,089
Barclays Bank PLC, 5.00%, 09/22/16	920,000	945,640
Deutsche Bank AG/London, 3.88%, 08/18/14	1,080,000	1,103,439
GMAC, Inc., 8.00%, 11/01/31	435,000	415,425
Lloyds TSB Bank PLC, 5.80%, 01/13/20(b)	2,015,000	1,966,011
Royal Bank of Scotland PLC (The), 4.88%, 08/25/14(b)	1,180,000	1,187,576
RSHB Capital SA for OJSC Russian Agricultural Bank, Series REGS, 6.30%, 05/15/17	315,000	326,813
Wachovia Corp., 5.50%, 05/01/13	1,295,000	1,398,557
Wells Fargo & Co., 3.63%, 04/15/15	1,700,000	1,686,730

		14,609,057

Commercial Services & Supplies 0.6%
Ceridian Corp., 12.25%, 11/15/15	195,000	187,200
ERAC USA Finance Co., 7.00%, 10/15/37(b)	1,535,000	1,582,497
Ford Holdings LLC, 9.30%, 03/01/30	85,000	85,425
Power Sector Assets & Liabilities Management Corp., 7.39%, 12/02/24(b)	350,000	368,407

		2,223,529

Communications Equipment 0.2%
CC Holdings GS V LLC/Crown Castle GS III Corp., 7.75%, 05/01/17(b)	250,000	272,500
Cequel Communications Holdings I LLC and Cequel Capital Corp., 8.63%, 11/15/17(b)	170,000	174,675
Mediacom Broadband LLC / Mediacom Broadband Corp.,
8.50%, 10/15/15	170,000	173,825
UPC Holding BV, 9.88%, 04/15/18(b)	235,000	246,750

		867,750

Construction & Engineering 0.1%
CSC Holdings LLC
8.50%, 06/15/15(b)	55,000	58,300
8.63%, 02/15/19(b)	150,000	164,250
Dycom Investments, Inc., 8.13%, 10/15/15	160,000	148,800

		371,350

Consumer Finance 1.9%
American Express Co., 8.13%, 05/20/19	375,000	454,200
American Express Credit Corp.
5.88%, 05/02/13	1,815,000	1,966,063
5.13%, 08/25/14	735,000	780,370
American General Finance Corp.
5.85%, 06/01/13	355,000	332,392
5.40%, 12/01/15	30,000	25,864
6.90%, 12/15/17	165,000	144,525
American Honda Finance Corp., 3.50%, 03/16/15(b)	1,795,000	1,785,736
Cardtronics, Inc., 9.25%, 08/15/13	205,000	211,662
Ford Motor Credit Co. LLC
8.70%, 10/01/14	215,000	233,127
8.13%, 01/15/20	325,000	340,915
GMAC, Inc., 6.75%, 12/01/14	100,000	99,500
International Lease Finance Corp.
5.25%, 01/10/13	70,000	66,737
5.88%, 05/01/13	110,000	105,637
8.63%, 09/15/15(b)	100,000	102,226

		6,648,954

Containers & Packaging 0.1%
Ball Corp.
7.13%, 09/01/16	175,000	185,938
6.63%, 03/15/18	50,000	51,250
Crown Americas LLC
7.75%, 11/15/15	90,000	93,600
7.63%, 05/15/17(b)	45,000	46,912

		377,700

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT Core Plus Bond Fund

	Principal	Market
	Amount	Value

Corporate Bonds (continued)
Distributors 0.0%†
Inergy LP/Inergy Finance Corp., 8.25%, 03/01/16	$15,000	$15,450

Diversified Financial Services 4.1%
Arch Western Finance LLC, 6.75%, 07/01/13	140,000	140,525
Bank of America Corp., Series L, 5.65%, 05/01/18	1,065,000	1,077,429
CIT Group, Inc.
7.00%, 05/01/16	250,154	230,767
7.00%, 05/01/17	664,216	612,739
Citigroup, Inc.
6.13%, 11/21/17	1,400,000	1,440,138
8.50%, 05/22/19	2,195,000	2,561,973
6.88%, 03/05/38	1,715,000	1,733,001
FireKeepers Development Authority, 13.88%, 05/01/15(b)	190,000	219,925
General Electric Capital Corp.
5.90%, 05/13/14	2,190,000	2,409,539
5.88%, 01/14/38	1,375,000	1,307,280
Hutchison Whampoa International Ltd., Series REGS, 5.75%, 09/11/19	300,000	311,415
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 7.75%, 01/15/16(b)	195,000	187,687
Intergas Finance BV, Series REGS, 6.38%, 05/14/17	100,000	103,000
JPMorgan Chase & Co., 3.70%, 01/20/15	1,290,000	1,297,945
JPMorgan Chase Capital XV, 5.88%, 03/15/35	300,000	272,978
LBI Escrow Corp., 8.00%, 11/01/17(b)	185,000	191,937
New Communications Holdings, Inc.
7.88%, 04/15/15(b)	55,000	56,513
8.25%, 04/15/17(b)	125,000	127,187

		14,281,978

Diversified Telecommunication Services 1.9%
AT&T, Inc., 4.85%, 02/15/14	1,295,000	1,390,426
Clearwire Communications LLC/Clearwire Finance, Inc., 12.00%, 12/01/15(b)	160,000	163,200
Frontier Communications Corp.
6.63%, 03/15/15	185,000	181,763
9.00%, 08/15/31	290,000	282,750
GCI, Inc., 8.63%, 11/15/19(b)	100,000	101,875
Intelsat Luxembourg SA, 11.50%, 02/04/17	219,687	225,179
Intelsat SA, 6.50%, 11/01/13	70,000	68,425
Intelsat Subsidiary Holding Co. Ltd.,
8.88%, 01/15/15	280,000	289,100
Level 3 Financing, Inc., 10.00%, 02/01/18(b)	180,000	171,900
PAETEC Holding Corp., 8.88%, 06/30/17	110,000	113,025
Qwest Corp. 8.88%, 03/15/12	850,000	930,750
8.38%, 05/01/16	210,000	236,250
Sprint Capital Corp., 6.88%, 11/15/28	650,000	523,250
Telecom Italia Capital SA, 4.95%, 09/30/14	935,000	959,152
Valor Telecommunications Enterprises Finance Corp., 7.75%, 02/15/15	20,000	20,450
Verizon Communications, Inc., 6.35%, 04/01/19	490,000	542,532
Virgin Media Finance PLC
9.13%, 08/15/16	70,000	74,375
9.50%, 08/15/16	220,000	240,350
Windstream Corp., 8.63%, 08/01/16	150,000	153,375

		6,668,127

Electric Utilities 1.0%
AES Corp. (The), 8.75%, 05/15/13(b)	175,000	177,625
Duke Energy Corp., 6.30%, 02/01/14	240,000	267,358
Edison Mission Energy, 7.63%, 05/15/27	265,000	169,600
Energy Future Holdings Corp.
10.88%, 11/01/17(c)	380,000	282,150
11.25%, 11/01/17	115,000	78,200
Exelon Generation Co. LLC, 6.25%, 10/01/39	560,000	566,273
FirstEnergy Solutions Corp., 4.80%, 02/15/15	545,000	557,766
Ipalco Enterprises, Inc., 7.25%, 04/01/16(b)	105,000	108,937
Oncor Electric Delivery Co. LLC, 6.38%, 05/01/12	1,050,000	1,135,434

		3,343,343

Electronic Equipment, Instruments & Components 0.0%†
Flextronics International Ltd., 6.25%, 11/15/14	85,000	86,063

Energy Equipment & Services 0.4%
Atlas Energy Operating Co. LLC, 10.75%, 02/01/18	35,000	38,500
Chesapeake Energy Corp.
6.88%, 01/15/16	60,000	59,250
7.25%, 12/15/18	380,000	380,000
Cimarex Energy Co., 7.13%, 05/01/17	165,000	168,300
Pemex Project Funding Master Trust
5.75%, 03/01/18	305,000	313,889
6.63%, 06/15/38	250,000	242,377
Petroleos Mexicanos, Series REGS, 4.88%, 03/15/15	70,000	72,107
SandRidge Energy, Inc., 8.00%, 06/01/18(b)	75,000	71,250

		1,345,673

Food & Beverage 0.0%†
Constellation Brands, Inc., 8.38%, 12/15/14	115,000	124,344

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT Core Plus Bond Fund

	Principal	Market
	Amount	Value

Corporate Bonds (continued)
Food & Staples Retailing 0.5%
CVS Pass-Through Trust, 7.51%, 01/10/32(b)	$1,022,858	$1,137,438
Delhaize Group SA, 5.88%, 02/01/14	155,000	169,485
Ingles Markets, Inc., 8.88%, 05/15/17	150,000	156,750
Rite Aid Corp.
9.75%, 06/12/16	150,000	161,250
10.25%, 10/15/19	40,000	42,700

		1,667,623

Food Products 0.8%
Kraft Foods, Inc.
6.13%, 02/01/18	990,000	1,083,446
6.50%, 02/09/40	1,775,000	1,839,399

		2,922,845

Gas Utilities 1.5%
AmeriGas Partners LP, 7.13%, 05/20/16	75,000	75,750
El Paso Corp., 7.80%, 08/01/31	220,000	216,222
Ferrellgas Escrow LLC, 6.75%, 05/01/14	180,000	178,200
Ferrellgas Partners LP, 9.13%, 10/01/17(b)	165,000	172,837
NGPL Pipeco LLC, 6.51%, 12/15/12(b)	835,000	916,100
Plains All American Pipeline LP, 4.25%, 09/01/12	1,215,000	1,262,310
Rockies Express Pipeline LLC, 5.63%, 04/15/20(b)	2,005,000	1,973,955
Sabine Pass LNG LP, 7.50%, 11/30/16	415,000	366,237

		5,161,611

Health Care Equipment & Supplies 0.3%
Mead Johnson Nutrition Co., 3.50%, 11/01/14(b)	1,095,000	1,085,396

Health Care Providers & Services 0.6%
Biomet, Inc.
10.00%, 10/15/17	115,000	126,788
11.63%, 10/15/17	35,000	39,200
Express Scripts, Inc., 5.25%, 06/15/12	655,000	698,396
HCA, Inc.
9.13%, 11/15/14	135,000	142,594
9.25%, 11/15/16	350,000	372,094
8.50%, 04/15/19(b)	110,000	118,318
Health Management Associates, Inc., 6.13%, 04/15/16	275,000	261,938
NMH Holdings, Inc., 7.38%, 06/15/14(a)(b)	129,694	96,946
Service Corp International, 7.50%, 04/01/27	205,000	187,575

		2,043,849

Hotels, Restaurants & Leisure 0.3%
Harrah’s Operating Co., Inc.
5.63%, 06/01/15	70,000	46,025
10.75%, 02/01/16	5,000	4,163
11.25%, 06/01/17	215,000	231,662
MGM MIRAGE, 11.13%, 11/15/17(b)	220,000	247,500
MGM Mirage, Inc., 9.00%, 03/15/20(b)	50,000	51,500
OSI Restaurant Partners, Inc., 10.00%, 06/15/15	40,000	39,300
Peninsula Gaming LLC, 8.38%, 08/15/15(b)	150,000	149,625
Pokagon Gaming Authority, 10.38%, 06/15/14(b)	180,000	189,000

		958,775

Independent Power Producers & Energy Traders 0.4%
Calpine Construction Finance Co. LP, 8.00%, 06/01/16(b)	120,000	122,700
NRG Energy, Inc., 7.38%, 01/15/17	155,000	153,450
PSEG Power LLC, 2.50%, 04/15/13(b)	1,260,000	1,260,762

		1,536,912

Industrial Conglomerates 0.1%
Ingersoll-Rand Global Holding Co. Ltd.,
6.00%, 08/15/13	175,000	192,290

Information Technology Services 0.2%
First Data Corp.
9.88%, 09/24/15	110,000	94,875
10.55%, 09/24/15	157,912	133,435
Lender Processing Services, Inc., 8.13%, 07/01/16	200,000	214,500
SunGard Data Systems, Inc.
10.63%, 05/15/15	200,000	218,000
10.25%, 08/15/15	55,000	57,819

		718,629

Insurance 1.1%
American International Group, Inc., 8.18%, 05/15/58(a)	150,000	126,750
Hartford Financial Services Group, Inc.
5.38%, 03/15/17	990,000	990,733
5.50%, 03/30/20	1,450,000	1,428,116
Prudential Financial, Inc., 3.88%, 01/14/15	1,220,000	1,217,708

		3,763,307

Machinery 0.4%
Manitowoc Co., Inc. (The), 9.50%, 02/15/18	70,000	72,975
Roper Industries, Inc., 6.25%, 09/01/19	1,275,000	1,351,115

		1,424,090

Media 2.7%
CBS Corp., 5.75%, 04/15/20	875,000	878,761
Cengage Learning Acquisitions, Inc., 10.50%, 01/15/15(b)	55,000	52,800
Charter Communications Operating LLC / Charter Communications Operating Capital, 8.38%, 04/30/14(b)	125,000	128,438
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT Core Plus Bond Fund

	Principal	Market
	Amount	Value

Corporate Bonds (continued)
Media 2.7% (continued)
Clear Channel Communications, Inc., 5.75%, 01/15/13	$155,000	$119,737
Clear Channel Worldwide Holdings, Inc., 9.25%, 12/15/17(b)	70,000	73,150
Comcast Corp.
6.30%, 11/15/17	505,000	556,392
6.40%, 03/01/40	1,340,000	1,362,018
DirecTV Holdings LLC/DirecTV Financing Co., Inc.,
4.75%, 10/01/14(b)	1,495,000	1,561,847
DISH DBS Corp.
6.63%, 10/01/14	100,000	100,750
7.88%, 09/01/19	200,000	208,000
Gannett Co., Inc.
8.75%, 11/15/14(b)	35,000	37,319
9.38%, 11/15/17(b)	85,000	90,843
Interpublic Group of Cos., Inc., 10.00%, 07/15/17	150,000	169,687
Lamar Media Corp., 9.75%, 04/01/14	130,000	142,025
LIN Television Corp., 6.50%, 05/15/13	170,000	165,750
News America, Inc., 6.90%, 08/15/39	510,000	556,743
Nielsen Finance Co. LLC, 11.50%, 05/01/16	85,000	96,050
Nielsen Finance Co. LLC/Nielsen Finance Co., 0.00%, 08/01/16(c)	140,000	133,000
Sinclair Television Group, Inc., 9.25%, 11/01/17(b)	90,000	94,725
Sirius XM Radio, Inc., 8.75%, 04/01/15(b)	140,000	139,475
Time Warner Cable, Inc., 6.75%, 07/01/18	1,910,000	2,134,160
Univision Communications, Inc., 12.00%, 07/01/14(b)	50,000	54,750
Videotron Ltee, 6.88%, 01/15/14	250,000	253,750
WMG Acquisition Corp., 9.50%, 06/15/16(b)	150,000	160,313
XM Satellite Radio, Inc., 11.25%, 06/15/13(b)	40,000	43,300

		9,313,783

Metals & Mining 0.3%
Arch Coal, Inc., 8.75%, 08/01/16(b)	225,000	237,937
Corp. Nacional del Cobre de Chile, Series REGS, 5.63%, 09/21/35	180,000	173,125
Teck Resources Ltd., 9.75%, 05/15/14	55,000	65,175
Tube City IMS Corp., 9.75%, 02/01/15	175,000	172,156
United States Steel Corp., 6.65%, 06/01/37	319,000	274,340

		922,733

Multiline Retail 0.1%
Macy’s Retail Holdings, Inc.
7.00%, 02/15/28	270,000	249,750
6.90%, 04/01/29	90,000	85,500

		335,250

Multi-Utilities 0.1%
NRG Energy, Inc., 7.38%, 02/01/16	200,000	198,500

Office Electronics 0.5%
Xerox Corp.
5.50%, 05/15/12	885,000	938,721
5.63%, 12/15/19	675,000	693,824

		1,632,545

Oil, Gas & Consumable Fuels 2.1%
Anadarko Petroleum Corp., 5.95%, 09/15/16	1,525,000	1,661,443
Crosstex Energy LP, 8.88%, 02/15/18(b)	55,000	56,719
Denbury Resources, Inc., 8.25%, 02/15/20	80,000	84,800
Dynegy Holdings, Inc., 7.75%, 06/01/19	335,000	252,925
Dynegy Roseton/Danskammer Pass-Through Trust, 7.67%, 11/08/16	100,000	97,188
El Paso Corp., 8.25%, 02/15/16	200,000	213,500
Forest Oil Corp.
8.50%, 02/15/14	60,000	63,300
7.25%, 06/15/19	300,000	301,500
Gazprom International SA, Series REGS, 7.20%, 02/01/20	79,802	84,598
KazMunaiGaz Finance Sub BV, Series REGS, 9.13%, 07/02/18	100,000	121,250
Kinder Morgan Energy Partners LP
5.95%, 02/15/18	490,000	525,547
6.50%, 09/01/39	705,000	724,672
Kinder Morgan Finance Co. ULC, 5.70%, 01/05/16	115,000	112,700
Linn Energy LLC/Linn Energy Finance Corp., 8.63%, 04/15/20(b)	115,000	115,144
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 8.75%, 04/15/18	200,000	205,250
Massey Energy Co., 6.88%, 12/15/13	180,000	182,475
Peabody Energy Corp., 7.38%, 11/01/16	90,000	95,175
Petroleos de Venezuela SA, 5.25%, 04/12/17	565,000	347,475
Regency Energy Partners LP, 8.38%, 12/15/13	80,000	83,000
Valero Energy Corp.
6.13%, 02/01/20	1,230,000	1,230,311
6.63%, 06/15/37	905,000	860,706

		7,419,678

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT Core Plus Bond Fund

	Principal	Market
	Amount	Value

Corporate Bonds (continued)
Oil, Gas & Consumable Fuels 2.1% (continued)
Paper & Forest Products 0.1%
Georgia-Pacific LLC, 7.00%, 01/15/15(b)	$200,000	$207,000

Real Estate Investment Trusts (REITs) 1.4%
Host Hotels & Resorts LP
7.13%, 11/01/13	85,000	86,488
6.38%, 03/15/15	35,000	34,737
6.75%, 06/01/16	150,000	150,375
Simon Property Group LP
5.25%, 12/01/16	895,000	886,933
5.88%, 03/01/17	645,000	666,428
5.65%, 02/01/20	955,000	931,739
Ventas Realty LP
6.50%, 06/01/16	145,000	148,173
6.75%, 04/01/17	210,000	215,607
WEA Finance LLC, 7.50%, 06/02/14(b)	1,605,000	1,796,473

		4,916,953

Semiconductors & Semiconductor Equipment 0.0%†
Freescale Semiconductor, Inc., 10.13%, 03/15/18(b)	95,000	102,244

Specialty Retail 0.0%†
Toys “R” Us Property Co. I LLC, 10.75%, 07/15/17(b)	100,000	111,500

Technology Distributors 0.0%†
Advanced Micro Devices, Inc., 8.13%, 12/15/17(b)	60,000	61,800

Tobacco 1.6%
Altria Group, Inc.
9.70%, 11/10/18	1,135,000	1,395,629
9.95%, 11/10/38	255,000	334,856
Lorillard Tobacco Co., 8.13%, 06/23/19	3,635,000	4,004,669

		5,735,154

Trading Companies & Distributors 0.1%
RSC Equipment Rental, Inc.
9.50%, 12/01/14	105,000	103,950
10.25%, 11/15/19(b)	100,000	100,250
United Rentals North America, Inc., 10.88%, 06/15/16	225,000	244,688

		448,888

Wireless Telecommunication Services 0.5%
America Movil SAB de CV, 5.00%, 03/30/20(b)	1,415,000	1,395,001
Cricket Communications, Inc., 7.75%, 05/15/16	150,000	155,625
MetroPCS Wireless, Inc., 9.25%, 11/01/14	160,000	163,600
Nextel Communications, Inc., 6.88%, 10/31/13	45,000	43,875
Vodafone Group PLC, 4.15%, 06/10/14	90,000	93,458

		1,851,559

Total Corporate Bonds (cost $123,750,360)		130,156,586

	Principal	Market
	Amount	Value

U.S. Government Mortgage Backed Agencies 34.1%
Fannie Mae Pool
Pool# 969941
5.00%, 03/01/23	$184,012	$194,318
Pool# 982885
5.00%, 05/01/23	74,393	78,560
Pool# 975884
5.00%, 06/01/23	66,810	70,552
Pool# 987214
5.00%, 07/01/23	34,212	36,128
Pool# 976243
5.00%, 08/01/23	121,820	128,644
Pool# 987456
5.00%, 08/01/23	97,710	103,183
Pool# 965102
5.00%, 09/01/23	37,627	39,734
Pool# 988300
5.00%, 09/01/23	181,386	191,545
Pool# 992021
5.00%, 10/01/23	118,745	125,396
Pool# 735578
5.00%, 06/01/35	307,662	318,263
Pool# 834657
5.50%, 08/01/35	24,254	25,641
Pool# 835482
5.50%, 10/01/35	168,552	178,194
Pool# 745826
6.00%, 07/01/36	117,345	125,249
Pool# 899215
6.00%, 10/01/36	233,886	249,640
Pool# 831922
5.50%, 11/01/36	122,515	129,332
Pool# 888222
6.00%, 02/01/37	251,584	268,531
Pool# 913304
5.50%, 04/01/37	294,894	311,147
Pool# 899528
5.50%, 05/01/37	863,600	911,198
Pool# 937090
5.50%, 05/01/37	824,964	870,432
Pool# 917141
5.50%, 06/01/37	161,322	170,298
Pool# 938175
5.50%, 07/01/37	132,272	139,562
Pool# 899598
6.00%, 07/01/37	104,517	111,198
Pool# 945218
5.50%, 08/01/37	31,005	32,714
Pool# 952277
5.50%, 09/01/37	17,253	18,204
Pool# 943640
5.50%, 10/01/37	34,725	36,639
Pool# 950992
5.50%, 10/01/37	44,815	47,285
Pool# 960117
5.50%, 11/01/37	17,209	18,158
Pool# 956411
6.00%, 11/01/37	346,674	368,834
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT Core Plus Bond Fund

	Principal	Market
	Amount	Value

U.S. Government Mortgage Backed Agencies (continued)
Fannie Mae Pool (continued)
Pool# 967276
5.00%, 12/01/37	$196,785	$203,278
Pool# 929018
6.00%, 12/01/37	764,765	813,650
Pool# 966419
6.00%, 12/01/37	450,649	479,455
Pool# 952035
5.50%, 01/01/38	445,231	469,770
Pool# 961256
5.50%, 01/01/38	684,294	722,009
Pool# 969451
5.50%, 01/01/38	813,315	858,141
Pool# 965719
6.00%, 01/01/38	316,066	336,122
Pool# 960048
5.50%, 02/01/38	45,793	48,317
Pool# 969757
5.50%, 02/01/38	40,653	42,893
Pool# 972701
5.50%, 02/01/38	151,043	159,367
Pool# 933409
5.00%, 03/01/38	691,200	714,005
Pool# 961849
5.50%, 03/01/38	433,622	457,521
Pool# 974674
5.50%, 03/01/38	210,271	221,860
Pool# 970185
5.00%, 04/01/38	344,886	356,265
Pool# 929515
5.00%, 05/01/38	132,599	136,974
Pool# 962874
5.00%, 05/01/38	118,266	122,168
Pool# 982126
5.00%, 05/01/38	332,338	343,303
Pool# 969268
5.50%, 05/01/38	29,837	31,482
Pool# 970232
5.50%, 05/01/38	81,355	85,839
Pool# 995048
5.50%, 05/01/38	1,186,747	1,252,778
Pool# 933927
5.50%, 06/01/38	313,558	330,840
Pool# 976213
5.50%, 06/01/38	32,680	34,481
Pool# 983821
5.50%, 06/01/38	241,090	254,377
Pool# 985731
5.50%, 06/01/38	387,047	408,379
Pool# 934108
5.00%, 07/01/38	445,150	459,837
Pool# 934333
5.50%, 07/01/38	2,232,685	2,355,739
Pool# 986264
5.50%, 07/01/38	1,803,105	1,902,483
Pool# 988029
5.00%, 08/01/38	429,736	443,914
Pool# 257306
5.50%, 08/01/38	42,341	44,675
Pool# 964970
5.50%, 08/01/38	408,396	430,904
Pool# 975697
5.50%, 08/01/38	346,130	365,207
Pool# 986062
5.50%, 08/01/38	99,943	105,452
Pool# 925973
6.00%, 08/01/38	150,290	159,826
Pool# 970818
5.50%, 09/01/38	445,551	470,107
Pool# 970650
5.50%, 10/01/38	1,176,457	1,241,297
Pool# 990786
5.50%, 10/01/38	255,041	269,098
Pool# 992032
5.50%, 10/01/38	648,178	683,902
Pool# 992471
5.50%, 10/01/38	167,157	176,370
Pool# 991002
6.00%, 10/01/38	141,266	150,230
Pool# 934645
5.50%, 11/01/38	1,256,218	1,325,455
Pool# 985805
5.50%, 11/01/38	417,604	440,620
Pool# 934249
5.50%, 12/01/38	421,397	444,622
Pool# 970929
5.50%, 12/01/38	888,731	937,713
Pool# 992676
5.50%, 12/01/38	790,365	833,926
Pool# 993111
5.50%, 01/01/39	872,824	920,930
Pool# AC0017
5.50%, 09/01/39	53,392	56,329
5.50%, 04/25/40	55,390,000	58,375,853
Fannie Mae Pool TBA 6.00%, 04/25/40	13,900,000	14,764,413
Freddie Mac Gold Pool
Pool# G13072
5.00%, 04/01/23	75,854	80,214
Pool# G13122
5.00%, 04/01/23	55,785	58,961
Pool# J07940
5.00%, 05/01/23	610,722	645,501
Pool# G13225
5.00%, 06/01/23	762,380	805,796
Pool# J07942
5.00%, 06/01/23	71,247	75,305
Pool# J08443
5.00%, 07/01/23	157,439	166,405
Pool# A14186
5.50%, 10/01/33	10,729	11,388
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT Core Plus Bond Fund

	Principal	Market
	Amount	Value

U.S. Government Mortgage Backed Agencies (continued)
Freddie Mac Gold Pool (continued)
Pool# A82875
5.50%, 11/01/33	$252,942	$268,478
Pool# C01674
5.50%, 11/01/33	82,297	87,352
Pool# A39584
5.50%, 11/01/35	300,983	318,624
Pool# A52983
5.50%, 10/01/36	638,015	675,010
Pool# A61562
5.50%, 10/01/36	255,502	270,317
Pool# G02379
6.00%, 10/01/36	130,170	140,016
Pool# G08204
5.50%, 06/01/37	91,015	96,216
Pool# G03432
5.50%, 11/01/37	73,980	78,208
Pool# A72499
6.00%, 02/01/38	87,570	94,066
Pool# G04220
5.50%, 03/01/38	215,147	227,442
Pool# G08256
5.50%, 03/01/38	91,877	97,127
Pool# G04156
6.00%, 03/01/38	188,638	202,631
Pool# G08263
5.50%, 04/01/38	123,982	131,067
Pool# A76684
5.00%, 05/01/38	325,540	336,586
Pool# A77391
5.00%, 05/01/38	986,366	1,019,834
Pool# A76939
5.50%, 05/01/38	240,410	254,149
Pool# A77208
5.50%, 05/01/38	219,611	232,161
Pool# A77648
5.50%, 06/01/38	87,703	92,714
Pool# A77937
5.50%, 06/01/38	1,348,141	1,425,182
Pool# G04458
5.50%, 06/01/38	688,408	727,748
Pool# A78076
6.00%, 06/01/38	163,755	175,902
Pool# A78454
6.00%, 06/01/38	373,275	400,964
Pool# A79197
5.00%, 07/01/38	171,607	177,430
Pool# A78982
5.50%, 07/01/38	303,271	320,602
Pool# A79018
5.50%, 07/01/38	697,090	736,926
Pool# A79806
5.50%, 07/01/38	190,203	201,072
Pool# G04471
5.50%, 07/01/38	755,402	798,571
Pool# A82609
5.50%, 09/01/38	315,535	333,566
Pool# A83032
5.50%, 11/01/38	182,134	192,542
Pool# A83345
5.00%, 12/01/38	523,169	540,920
Pool# A83596
5.50%, 12/01/38	345,779	365,539
Pool# G08323
5.00%, 02/01/39	1,516,740	1,568,204
Pool# A87679
5.00%, 08/01/39	745,188	770,398
Freddie Mac Non Gold Pool
Pool# 1K1238, 5.79%, 07/01/36(a)	64,141	68,065
Ginnie Mae I pool
Pool# 603581
5.50%, 04/15/33	98,424	104,941
Pool# 618988
6.00%, 06/15/34	69,019	74,438
Pool# 658029
6.00%, 07/15/36	27,817	29,818
Pool# 617456
6.00%, 03/15/37	44,437	47,551
Pool# 600658
5.50%, 05/15/37	95,232	100,972
Pool# 657732
5.50%, 05/15/37	151,665	160,807
Pool# 675407
5.50%, 07/15/37	109,593	116,199
Pool# 782185
6.00%, 09/15/37	26,412	28,268
Pool# 670824
6.00%, 12/15/37	63,176	67,603
Pool# 671189
6.00%, 12/15/37	51,903	55,540
Pool# 686034
5.50%, 04/15/38	90,512	95,911
Pool# 674084
5.00%, 05/15/38	282,030	293,800
Pool# 686342
6.00%, 05/15/38	32,428	34,690
Pool# 690847
5.50%, 06/15/38	81,702	86,575
Pool# 632219
5.50%, 07/15/38	72,313	76,627
Pool# 689694
5.50%, 07/15/38	143,469	152,027
Pool# 690435
5.50%, 07/15/38	153,251	162,393
Pool# 687727
6.00%, 07/15/38	74,982	80,213
Pool# 690310
6.00%, 07/15/38	78,163	83,616
Pool# 689575
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT Core Plus Bond Fund

	Principal	Market
	Amount	Value

U.S. Government Mortgage Backed Agencies (continued)
Ginnie Mae I pool (continued)
6.50%, 07/15/38	$284,515	$306,778
Total U.S. Government Mortgage Backed Agencies (cost $116,849,221)		118,968,721

Sovereign Bonds 1.6%
ARGENTINA 0.1%
Argentina Bonos
8.28%, 12/31/33	162,419	121,815
2.50%, 12/31/38(c)	325,000	116,675

		238,490

BELIZE 0.0%†
Belize Government International Bond, 6.00%, 02/20/29(c)	60,000	41,400

BRAZIL 0.2%
Brazilian Government International Bond
8.00%, 01/15/18	126,222	147,112
8.88%, 10/14/19	200,000	257,500
11.00%, 08/17/40	170,000	227,545
5.63%, 01/07/41	175,000	164,763

		796,920

COLOMBIA 0.1%
Colombia Government International Bond
10.75%, 01/15/13	30,000	36,450
8.25%, 12/22/14	65,000	77,184
8.13%, 05/21/24	40,000	48,000

		161,634

EL SALVADOR 0.0%†
El Salvador Government International Bond, 7.65%, 06/15/35	145,000	152,612

GABON 0.0%†
Gabonese Republic, 8.20%, 12/12/17	100,000	109,800

HUNGARY 0.1%
Republic of Hungary, 6.25%, 01/29/20	200,000	212,550

INDONESIA 0.1%
Indonesia Government International Bond
6.75%, 03/10/14	65,000	71,728
7.25%, 04/20/15	45,000	51,109
8.50%, 10/12/35	165,000	205,425

		328,262

LEBANON 0.1%
Lebanon Government International Bond
7.50%, 03/19/12	120,000	129,000
9.00%, 03/20/17	15,000	17,737
8.25%, 04/12/21	172,000	193,930

		340,667

LITHUANIA 0.1%
Lithuania Government International Bond, 7.38%, 02/11/20(b)	210,000	229,856

MEXICO 0.1%
Mexico Government International Bond
5.88%, 02/17/14	12,000	13,386
6.75%, 09/27/34	260,000	286,000
United Mexican States, 5.13%, 01/15/20	20,000	20,225

		319,611

PANAMA 0.1%
Panama Government International Bond
7.25%, 03/15/15	40,000	45,700
8.88%, 09/30/27	165,000	214,673
6.70%, 01/26/36	15,000	16,007

		276,380

PERU 0.0%†
Republic of Peru
7.13%, 03/30/19	20,000	23,170
6.55%, 03/14/37	50,000	53,500

		76,670

PHILIPPINES 0.1%
Philippine Government International Bond, 9.88%, 01/15/19	129,000	168,878

POLAND 0.0%†
Poland Government International Bond, 6.38%, 07/15/19	142,000	156,030

RUSSIA 0.1%
Russian Foreign Bond — Eurobond, 7.50%, 03/31/30(c)	285,200	328,722

SOUTH AFRICA 0.0%†
South Africa Government International Bond
6.50%, 06/02/14	34,000	37,505
5.88%, 05/30/22	100,000	101,670

		139,175

TURKEY 0.2%
Republic of Turkey, 7.50%, 11/07/19	100,000	113,375
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT Core Plus Bond Fund

	Principal	Market
	Amount	Value

Sovereign Bonds (continued)
TURKEY (continued)
Turkey Government International Bond
7.00%, 06/05/20	$160,000	$176,480
7.38%, 02/05/25	165,000	184,330
8.00%, 02/14/34	75,000	86,156
6.88%, 03/17/36	105,000	106,050

		666,391

UKRAINE 0.1%
Ukraine Government International Bond, 6.58%, 11/21/16	200,000	190,780

URUGUAY 0.0%†
Uruguay Government International Bond, 7.88%, 01/15/33	125,000	145,000

VENEZUELA 0.1%
Bolivarian Republic of Venezuela, 8.25%, 10/13/24	243,000	168,277
Venezuela Government International Bond
9.00%, 05/07/23	130,000	96,525
9.25%, 09/15/27	185,000	145,225

		410,027

VIETNAM 0.0%†
Socialist Republic of Vietnam, 6.75%, 01/29/20	100,000	102,100

Total Sovereign Bonds (cost $5,355,197)		5,591,955

U.S. Government Sponsored & Agency Obligations 0.5%
Federal Home Loan Banks
3.63%, 05/29/13	1,630,000	1,723,854
4.00%, 09/06/13	150,000	159,811

Total U.S. Government Sponsored & Agency Obligations (cost $1,757,587)		1,883,665

U.S. Treasury Bills 11.5%
United States Treasury Bill
0.00%, 05/20/10	30,000,000	29,994,090
0.00%, 06/03/10	10,000,000	9,997,430

Total U.S. Treasury Bills (cost $39,991,857)		$39,991,520

U.S. Treasury Bonds 7.7%
U.S. Treasury Bond
5.50%, 08/15/28	415,000	464,865
6.88%, 08/15/25	1,050,000	1,341,867

		1,806,732

United States Treasury Inflation Indexed Bonds, 2.38%, 01/15/17	21,505,000	24,950,053

Total U.S. Treasury Bonds (cost $25,713,793)		26,756,785

U.S. Treasury Notes 5.3%
U.S. Treasury Note
2.38%, 10/31/14	8,605,000	8,593,573
3.13%, 01/31/17	4,000,000	3,971,564
3.50%, 02/15/18	4,220,000	4,232,858
3.63%, 08/15/19	1,695,000	1,674,341

Total U.S. Treasury Notes (cost $18,587,275)		18,472,336

		Market
	Shares	Value

Mutual Fund 11.8%
Money Market Fund 11.8%
Invesco AIM Liquid Assets Portfolio, 0.11% (d)	41,120,220	41,120,220

Total Mutual Fund (cost $41,120,220)		41,120,220

Total Investments (cost $404,809,015) (e) — 120.5%		420,213,671

Liabilities in excess of other assets — (20.5)%		(71,533,434)

NET ASSETS — 100.0%		$348,680,237

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2010. The maturity date represents the actual maturity date.

(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at March 31, 2010 was $28,350,406 which represents 8.13% of net assets.

(c)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at March 31, 2010.

(d)	Represents 7-day effective yield as of March 31, 2010.

(e)	At March 31, 2010, the tax basis cost of the Fund’s investments was $404,951,948, tax unrealized appreciation and depreciation were $15,688,033 and $(426,310), respectively.

†	Amount rounds to less than 0.1%.

AG	Stock Corporation
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT Core Plus Bond Fund

BV	Private Limited Liability Company

LLC	Limited Liability Company

LP	Limited Partnership

Ltd.	Limited

OJSC	Open Joint Stock Company

PLC	Public Limited Company

SA	Stock Company

SAB de CV	Public Traded Company

TBA	To Be Announced

ULC	Unlimited Liability Company
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT Core Plus Bond Fund
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:

Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2010:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Asset-Backed Securities	$—	$559,706	$—	$559,706
Commercial Mortgage Backed Securities	—	36,712,177	—	36,712,177
Corporate Bonds	—	130,156,586	—	130,156,586
Mutual Fund	41,120,220	—	—	41,120,220
Sovereign Bonds	—	5,591,955	—	5,591,955
U.S. Government Mortgage Backed Agencies	—	118,968,721	—	118,968,721
U.S. Government Sponsored & Agency Obligations	—	1,883,665	—	1,883,665
U.S. Treasury Bills	—	39,991,520	—	39,991,520
U.S. Treasury Bonds	—	26,756,785	—	26,756,785
U.S. Treasury Notes	—	18,472,336	—	18,472,336

Total	$41,120,220	$379,093,451	$—	$420,213,671

Amounts designated as “-” are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments
March 31, 2010 (Unaudited)
NVIT Enhanced Income Fund

	Principal	Market
	Amount	Value

Asset-Backed Securities 23.1%
Automobile Asset-Backed Securities 10.0%
Ally Auto Receivables Trust, Series 2010-1, Class A2, 0.75%, 04/15/12	$2,400,000	$2,400,000
Bank of America Auto Trust
Series 2009-3A, Class A2, 0.89%, 04/15/12(a)	3,000,000	3,005,980
Series 2010-1A, Class A2, 0.75%, 06/15/12(a)	3,000,000	3,001,949
Capital Auto Receivables Asset Trust
Series 2006-2, Class A3A, 4.98%, 05/15/11	187,755	188,980
Series 2007-1, Class A4A, 5.01%, 04/16/12	2,500,000	2,575,455
Honda Auto Receivables Owner Trust
Series 2007-2, Class A3, 5.46%, 05/23/11	103,142	103,744
Series 2009-2, Class A2, 2.22%, 08/15/11	2,176,608	2,187,294
Series 2010-1, Class A2, 0.62%, 02/21/12	3,500,000	3,501,098
Nissan Auto Receivables Owner Trust
Series 2006-C, Class A4, 5.45%, 06/15/12	1,073,668	1,090,790
Series 2007-B, Class A4, 5.16%, 03/17/14	2,500,000	2,608,667
USAA Auto Owner Trust
Series 2007-2, Class A4, 5.07%, 06/15/13	2,550,000	2,653,003
Series 2008-2, Class A3, 4.64%, 10/15/12	569,367	584,253
Volkswagen Auto Loan Enhanced Trust
Series 2008-1, Class A3, 4.50%, 07/20/12	2,834,638	2,892,417
Series 2010-1, Class A2, 0.66%, 05/21/12	3,000,000	3,000,786
World Omni Auto Receivables Trust
Series 2008-B, Class A2, 4.13%, 03/15/11	495,589	497,788
Series 2009-A, Class A3, 3.33%, 05/15/13	3,000,000	3,080,012
Series 2010-A, Class A2, 0.70%, 06/15/12	3,000,000	3,000,634

		36,372,850

Credit Card Asset-Backed Securities 7.0%
American Express Credit Account Master Trust
Series 2005-4, Class A, 0.30%, 01/15/15(b)	3,392,000	3,376,544
Series 2007-5, Class A, 0.26%, 12/15/14(b)	3,000,000	2,984,386
Capital One Multi-Asset Execution Trust, Series 2006-A2, Class A, 4.85%, 11/15/13	3,000,000	3,097,198
Chase Issuance Trust
Series 2005-A4, Class A4, 4.23%, 01/15/13	2,443,000	2,454,496
Series 2005-A7, Class A7, 4.55%, 03/15/13	2,500,000	2,577,413
Series 2008-A9, Class A9, 4.26%, 05/15/13	2,500,000	2,596,215
Citibank Credit Card Issuance Trust
Series 2005-A7, Class A7, 4.75%, 10/22/12	2,000,000	2,046,429
Series 2007-A5, Class A5, 5.50%, 06/22/12	2,000,000	2,022,807
MBNA Credit Card Master Note Trust
Series 2004-A2, Class A2, 0.38%, 07/15/13(b)	2,400,000	2,394,808
Series 2005-A3, Class A3, 4.10%, 10/15/12	1,800,000	1,808,082

		25,358,378

Other Asset-Backed Securities 6.1%
CenterPoint Energy Transition Bond Co. LLC, Series 2005-A, Class A2, 4.97%, 08/01/14	4,347,248	4,569,175
Consumer Funding LLC, Series 2001-1, Class A4, 4.98%, 04/20/12	203,002	203,494
FPL Recovery Funding LLC, Series 2007-A, Class A1, 5.05%, 02/01/13	527,895	537,657
John Deere Owner Trust
Series 2008-A, Class A4, 4.89%, 03/16/15	3,500,000	3,668,699
Series 2009-B, Class A2, 0.85%, 03/15/12	2,000,000	2,003,039
Series 2009-B, Class A3, 1.57%, 10/15/13	1,200,000	1,207,233
Massachusetts RRB Special Purpose Trust, Series 2005-1, Class A3, 4.13%, 09/15/13	2,435,478	2,510,784
Peco Energy Transition Trust, Series 2001-A, Class A1, 6.52%, 12/31/10	1,298,387	1,331,379
PG&E Energy Recovery Funding LLC
Series 2005-1, Class A3, 4.14%, 09/25/12	536,985	543,558
Series 2005-2, Class A2, 5.03%, 03/25/14	4,183,476	4,377,505
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT Enhanced Income Fund

	Principal	Market
	Amount	Value

Asset-Backed Securities (continued)
Other Asset-Backed Securities (continued)
PSE&G Transition Funding LLC, Series 2001-1, Class A5, 6.45%, 03/15/13	$1,435,534	$1,486,192

		22,438,715

Total Asset-Backed Securities (cost $84,017,966)		84,169,943

Collateralized Mortgage Obligations 27.9%
Fannie Mae REMICS
Series 2003-92, Class PC, 4.50%, 05/25/15	360,188	361,354
Series 2005-91, Class PB, 4.50%, 06/25/16	575,444	580,084
Series 2002-82, Class XD, 5.00%, 07/25/16	1,023,550	1,045,400
Series 2004-72, Class JA, 3.50%, 09/25/16	1,698,232	1,742,145
Series 2004-80, Class LG, 4.00%, 10/25/16	521,520	530,402
Series 2003-15, Class WC, 4.00%, 12/25/16	1,176,620	1,197,672
Series 2003-14, Class KE, 5.00%, 01/25/17	1,019,550	1,042,932
Series 2004-61, Class AB, 5.00%, 03/25/17	665,734	672,334
Series 2003-67, Class TA, 3.00%, 08/25/17	1,923,290	1,967,187
Series 2004-32, Class AB, 4.00%, 10/25/17	1,496,257	1,550,234
Series 2003-49, Class TK, 3.50%, 03/25/18	2,548,120	2,628,932
Series 2003-57, Class NB, 3.00%, 06/25/18	252,968	258,179
Series 2003-75, Class NB, 3.25%, 08/25/18	166,832	169,310
Series 2008-15, Class JM, 4.00%, 02/25/19	1,278,919	1,327,606
Series 2008-18, Class MD, 4.00%, 03/25/19	2,705,375	2,818,727
Series 2008-70, Class BA, 4.00%, 06/25/21	2,634,996	2,733,930
Series 2009-88, Class EA, 4.50%, 05/25/23	3,338,399	3,481,116
Series 2009-44, Class A, 4.50%, 12/25/23	2,259,539	2,363,626
Series 2004-96, Class EW, 4.50%, 06/25/24	1,002,737	1,012,314
Series 2009-76, Class MA, 4.00%, 09/25/24	8,747,009	9,119,689
Series 2003-70, Class BE, 3.50%, 12/25/25	270,519	270,861
Series 2006-33, Class QA, 6.00%, 01/25/29	1,459,783	1,490,996
Series 2003-14, Class AN, 3.50%, 03/25/33	268,329	269,566
Freddie Mac REMICS
Series 3483, Class FB, 0.37%, 08/15/11(b)	984,724	984,010
Series 2892, Class UJ, 4.00%, 12/15/11	96,797	97,180
Series 3584, Class BL, 1.25%, 10/15/12	4,810,842	4,822,821
Series 3574, Class AC, 1.85%, 08/15/14	4,472,102	4,505,866
Series 3555, Class JA, 4.00%, 12/15/14	2,003,026	2,078,922
Series 2668, Class AD, 4.00%, 01/15/15	562,849	567,183
Series 2617, Class UM, 4.00%, 05/15/15	568,816	571,595
Series 2631, Class LB, 4.50%, 03/15/16	719,509	736,432
Series 2614, Class TD, 3.50%, 05/15/16	1,896,365	1,938,278
Series 2517, Class OD, 5.00%, 05/15/16	567,811	572,676
Series 2663, Class BA, 4.00%, 08/15/16	1,609,598	1,656,429
Series 2628, Class PV, 3.75%, 10/15/16	627,575	633,121
Series 2866, Class XD, 4.00%, 11/15/16	1,000,000	1,018,646
Series 2672, Class NF, 4.00%, 12/15/16	2,221,763	2,297,675
Series 2611, Class KC, 3.50%, 01/15/17	204,240	207,710
Series 2630, Class KS, 4.00%, 01/15/17	4,500,000	4,658,216
Series 2636, Class A, 3.50%, 07/15/17	1,389,383	1,432,931
Series 2625, Class JD, 3.25%, 07/15/17	1,078,898	1,107,560
Series 2786, Class GA, 4.00%, 08/15/17	2,458,963	2,548,595
Series 2640, Class GD, 4.50%, 08/15/17	3,000,000	3,134,732
Series 2579, Class HA, 3.70%, 08/15/17	1,208,134	1,246,615
Series 2628, Class DQ, 3.00%, 11/15/17	2,104,718	2,153,404
Series 2628, Class GQ, 3.14%, 11/15/17	1,841,628	1,888,751
Series 2664, Class GA, 4.50%, 01/15/18	261,574	268,742
Series 2641, Class KJ, 4.00%, 01/15/18	1,841,741	1,912,961
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT Enhanced Income Fund

	Principal	Market
	Amount	Value

Collateralized Mortgage Obligations (continued)
Freddie Mac REMICS (continued)
Series 2555, Class B, 4.25%, 01/15/18	$1,974,067	$2,069,194
Series 2629, Class AN, 3.50%, 01/15/18	2,193,918	2,264,278
Series 2637, Class A, 3.38%, 03/15/18	1,250,124	1,287,368
Series 2643, Class NT, 4.50%, 03/15/18	5,979,356	6,267,569
Series 2613, Class PA, 3.25%, 05/15/18	1,761,242	1,808,878
Series 2630, Class JA, 3.00%, 06/15/18	158,631	160,190
Series 2877, Class GP, 4.00%, 11/15/18	1,799,169	1,864,303
Series 3277, Class A, 4.00%, 01/15/21	1,275,139	1,325,885
Government National Mortgage Association
Series 2003-49, Class A, 2.21%, 10/16/17	1,696,332	1,702,101
Series 2004-103, Class A, 3.88%, 12/16/19	1,194,385	1,202,854
Residential Funding Mortgage Securities I, Series 2003-S11, Class A1, 2.50%, 06/25/18	64,466	64,245

Total Collateralized Mortgage Obligations (cost $101,292,651)		101,692,512

Commercial Mortgage Backed Securities 3.3%

Commercial Banks 0.2%
Morgan Stanley Capital I, Series 2004-IQ8, Class A3 4.50%, 06/15/40	779,185	785,975

Diversified Financial Services 3.1%
Banc of America Commercial Mortgage, Inc.
Series 2005-1, Class A3, 4.88%, 11/10/42	1,344,195	1,343,267
Series 2005-2, Class A3, 4.61%, 07/10/43	169,158	169,050
Commercial Mortgage Asset Trust, Series 1999-C1, Class A3 6.64%, 01/17/32	488,297	488,945
First Union National Bank Commercial Mortgage, Series 2001-C4, Class A1 5.67%, 12/12/33	98,674	98,884
GE Capital Commercial Mortgage Corp., Series 2004-C2, Class A2 4.12%, 03/10/40	1,379,237	1,395,021
GMAC Commercial Mortgage Securities, Inc.
Series 2003-C3, Class A2, 4.22%, 04/10/40	745,487	749,490
Series 2004-C3, Class A3, 4.21%, 12/10/41	436,964	437,407
Greenwich Capital Commercial Funding Corp.
Series 2004-GG1, Class A3, 4.34%, 06/10/36	105,685	105,946
Series 2004-GG1, Class A4, 4.76%, 06/10/36	1,100,000	1,116,465
Series 2004-GG1, Class A5, 4.88%, 06/10/36	2,000,000	2,061,068
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB16, Class A1 5.34%, 05/12/45	1,185,889	1,207,249
Wachovia Bank Commercial Mortgage Trust
Series 2005-C16, Class A2, 4.38%, 10/15/41	774,404	789,056
Series 2005-C17, Class A2, 4.78%, 03/15/42	1,209,849	1,208,496

		11,170,344

Total Commercial Mortgage Backed Securities (cost $11,842,051)		11,956,319

Corporate Bonds 28.5%

Aerospace & Defense 2.5%
General Dynamics Corp., 1.80%, 07/15/11	3,500,000	3,534,241
Honeywell International, Inc., 6.13%, 11/01/11	3,500,000	3,784,816
United Technologies Corp., 4.38%, 05/01/10	1,650,000	1,654,049

		8,973,106

Biotechnology 0.7%
Genentech, Inc., 4.40%, 07/15/10	2,500,000	2,528,077

Commercial Banks 7.6%
Bank of America NA, 1.70%, 12/23/10	2,500,000	2,522,928
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT Enhanced Income Fund

	Principal	Market
	Amount	Value

Corporate Bonds (continued)
Commercial Banks 7.6% (continued)
Bank of New York Mellon Corp. (The)
4.95%, 01/14/11	$3,000,000	$3,100,257
0.45%, 06/29/12(b)	1,700,000	1,706,052
Goldman Sachs Group, Inc. (The), 1.63%, 07/15/11	2,500,000	2,528,167
JPMorgan Chase & Co., 5.60%, 06/01/11	2,520,000	2,653,830
Rabobank Nederland NV, 0.65%, 05/19/10(a)(b)	1,900,000	1,901,125
State Street Bank and Trust Co., 1.85%, 03/15/11	2,500,000	2,527,942
US Bank NA, 6.38%, 08/01/11	1,342,000	1,428,912
Wells Fargo & Co.
5.30%, 08/26/11	2,500,000	2,633,467
3.00%, 12/09/11	3,000,000	3,097,644
Westpac Banking Corp., 0.84%, 04/08/13(a)(b)	3,500,000	3,500,000

		27,600,324

Communications Equipment 0.7%
Cisco Systems, Inc., 5.25%, 02/22/11	2,500,000	2,601,783

Computers & Peripherals 0.7%
Hewlett-Packard Co.
1.30%, 05/27/11(b)	350,000	354,158
2.25%, 05/27/11	2,000,000	2,030,764

		2,384,922

Diversified Financial Services 8.4%
Bank of America Corp., 5.38%, 08/15/11	2,500,000	2,627,728
Citigroup Funding, Inc., 0.35%, 07/30/10(b)	2,500,000	2,501,140
General Electric Capital Corp.
6.13%, 02/22/11	500,000	522,910
1.80%, 03/11/11	2,500,000	2,529,740
5.00%, 11/15/11	3,000,000	3,166,386
HSBC Finance Corp., 6.38%, 10/15/11	2,825,000	3,005,752
John Deere Capital Corp., 7.00%, 03/15/12	3,100,000	3,428,817
John Hancock Global Funding II, 7.90%, 07/02/10(a)	1,500,000	1,523,658
JPMorgan Chase & Co., 2.63%, 12/01/10	2,500,000	2,536,155
Morgan Stanley, 2.90%, 12/01/10	2,500,000	2,540,632
National Rural Utilities Cooperative Finance Corp., 4.38%, 10/01/10	2,500,000	2,547,445
Western Union Co. (The), 5.40%, 11/17/11	3,500,000	3,741,668

		30,672,031

Diversified Telecommunication Services 1.6%
AT&T Corp., 7.30%, 11/15/11	2,690,000	2,940,391
Verizon Global Funding Corp., 7.25%, 12/01/10	2,750,000	2,869,380

		5,809,771

Energy Equipment & Services 0.6%
Burlington Resources, Inc., 9.88%, 06/15/10	2,000,000	2,036,608

Food & Staples Retailing 1.2%
Costco Wholesale Corp., 5.30%, 03/15/12	2,400,000	2,578,159
Wal-Mart Stores, Inc., 4.13%, 02/15/11	1,795,000	1,847,962

		4,426,121

Food Products 0.7%
Unilever Capital Corp., 7.13%, 11/01/10	2,500,000	2,594,800

Insurance 1.2%
Berkshire Hathaway, Inc., 1.40%, 02/10/12	3,500,000	3,517,909
New York Life Global Funding, 4.63%, 08/16/10(a)	1,000,000	1,011,660

		4,529,569

Pharmaceuticals 1.4%
GlaxoSmithKline Capital, Inc., 0.88%, 05/13/10(b)	2,500,000	2,502,015
Pfizer, Inc., 2.21%, 03/15/11(b)	2,500,000	2,546,940

		5,048,955

Software 0.7%
Oracle Corp., 5.00%, 01/15/11	2,500,000	2,585,455

Specialty Retail 0.5%
Lowe’s Cos., Inc., 8.25%, 06/01/10	2,000,000	2,019,152

Total Corporate Bonds (cost $103,350,016)		103,810,674

U.S. Government Mortgage Backed Agencies 1.0%

Fannie Mae Pool
Pool# 253845 6.00%, 06/01/16	64,637	69,988
Pool# 254089 6.00%, 12/01/16	101,621	110,034
Pool# 545415 6.00%, 01/01/17	91,044	98,581
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT Enhanced Income Fund

	Principal	Market
	Amount	Value

U.S. Government Mortgage Backed Agencies 1.0%
Pool# 254195 5.50%, 02/01/17	$211,899	$228,216
Pool# 625178 5.50%, 02/01/17	172,759	186,063
Freddie Mac Gold Pool
Pool# E00678 6.50%, 06/01/14	35,354	37,690
Pool# B17493 4.00%, 12/01/14	2,668,347	2,746,684
Pool# E00991 6.00%, 07/01/16	50,910	54,980

Total U.S. Government Mortgage Backed Agencies (cost $3,487,396)		3,532,236

Sovereign Bonds 3.1%
CANADA 1.0%
Province of Ontario Canada, 2.75%, 02/22/11	3,500,000	3,570,308

GERMANY 0.5%
Kreditanstalt fuer Wiederaufbau, 5.00%, 06/01/10	2,000,000	2,014,552

SUPRANATIONAL 1.6%
African Development Bank, 0.53%, 03/23/11(b)	2,300,000	2,296,654
Asian Development Bank, 4.13%, 09/15/10	1,000,000	1,017,066
International Bank for Reconstruction & Development, 0.43%, 03/04/11(b)	2,500,000	2,506,402

		5,820,122

Total Sovereign Bonds (cost $11,387,632)		11,404,982

U.S. Government Sponsored & Agency Obligations 4.2%

Federal Farm Credit Bank 4.75%, 05/07/10	2,500,000	2,511,235
Federal Home Loan Bank 2.75%, 06/18/10	2,500,000	2,513,350
Federal Home Loan Mortgage Corp. 2.88%, 04/30/10	2,500,000	2,505,360
Federal National Mortgage Association
4.13%, 05/15/10	2,500,000	2,511,763
4.38%, 06/21/10	2,250,000	2,270,088
1.75%, 03/23/11	3,000,000	3,034,173

Total U.S. Government Sponsored & Agency Obligations (cost $15,296,489)		15,345,969

U.S. Treasury Notes 2.8%
U.S. Treasury Note
1.00%, 09/30/11	5,000,000	5,020,115
2.88%, 06/30/10	5,000,000	5,033,400

Total U.S. Treasury Notes (cost $10,010,427)		10,053,515

Yankee Dollar 0.6%
Health Care Providers & Services 0.6%
Baxter FinCo BV, 4.75%, 10/15/10	2,000,000	2,046,522

Total Yankee Dollar (cost $2,037,768)		2,046,522

		Market
	Shares	Value

Mutual Fund 6.0%
Money Market Fund 6.0%
Invesco AIM Liquid Assets Portfolio, 0.11% (c)	21,713,708	21,713,708

Total Mutual Fund (cost $21,713,708)		21,713,708

Total Investments (cost $364,436,104) (d) — 100.5%	365,726,380

Liabilities in excess of other assets — (0.5)%	(1,712,320)

NET ASSETS — 100.0%	$364,014,060

(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at March 31, 2010 was $13,944,372 which represents 3.83% of net assets.

(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2010. The maturity date represents the actual maturity date.

(c)	Represents 7-day effective yield as of March 31, 2010.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT Enhanced Income Fund

(d)	At March 31, 2010, the tax basis cost of the Fund’s investments was $364,436,158, tax unrealized appreciation and depreciation were $1,532,546 and $(242,324), respectively.

BV	Private Limited Liability Company

LLC	Limited Liability Company

NA	National Association

NV	Public Traded Company

REMICS	Real Estate Mortgage Investment Conduits
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT Enhanced Income Fund
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:

Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2010:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Asset-Backed Securities	$—	$84,169,943	$—	$84,169,943
Collateralized Mortgage Obligations	—	101,692,512	—	101,692,512
Commercial Mortgage Backed Securities	—	11,956,319	—	11,956,319
Corporate Bonds	—	103,810,674	—	103,810,674
Mutual Fund	21,713,708	—	—	21,713,708
Sovereign Bonds	—	11,404,982	—	11,404,982
U.S. Government Mortgage Backed Agencies	—	3,532,236	—	3,532,236
U.S. Government Sponsored & Agency Obligations	—	15,345,969	—	15,345,969
U.S. Treasury Notes	—	10,053,515	—	10,053,515
Yankee Dollar	—	2,046,522	—	2,046,522

Total	$21,713,708	$344,012,672	$—	$365,726,380

Amounts designated as “-” are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments
March 31, 2010 (Unaudited)
NVIT Global Financial Services Fund

		Market
	Shares	Value

Common Stocks 97.8%
AUSTRALIA 2.9%
Insurance 2.9%
QBE Insurance Group Ltd.	23,043	$439,891

AUSTRIA 3.8%
Insurance 3.8%
Vienna Insurance Group	10,774	567,302

BERMUDA 1.7%
Insurance 1.7%
Aspen Insurance Holdings Ltd.	8,800	253,792

BRAZIL 4.1%
Diversified Financial Services 3.0%
BM&F Bovespa SA	68,101	457,236

Information Technology Services 1.1%
Cia Brasileira de Meios de Pagamento	17,000	161,459

		618,695

CANADA 4.9%
Commercial Banks 4.9%
Royal Bank of Canada	12,539	733,834

FRANCE 7.2%
Commercial Banks 4.7%
BNP Paribas	9,257	709,517

Insurance 2.5%
AXA SA	17,156	380,603

		1,090,120

GREECE 0.8%
Commercial Banks 0.8%
National Bank of Greece SA *	6,228	125,607

HONG KONG 4.2%
Real Estate Management & Development 4.2%
Sun Hung Kai Properties Ltd.	43,000	645,258

ITALY 2.0%
Commercial Banks 2.0%
Intesa Sanpaolo SpA*	82,727	308,081

JAPAN 2.5%
Real Estate Management & Development 2.5%
Mitsubishi Estate Co. Ltd.	22,880	374,978

SINGAPORE 2.9%
Commercial Banks 2.9%
United Overseas Bank Ltd.	32,000	438,512

SPAIN 2.2%
Commercial Banks 2.2%
Banco Bilbao Vizcaya Argentaria SA	24,333	332,753

SWITZERLAND 4.9%
Capital Markets 1.1%
Bank Sarasin & Cie AG*	4,217	174,840

Insurance 3.8%
Zurich Financial Services AG	2,222	569,929

		744,769

UNITED KINGDOM 6.6%
Commercial Banks 4.9%
Standard Chartered PLC	27,293	743,934

Insurance 1.7%
Aviva PLC	44,387	259,303

		1,003,237

UNITED STATES 47.1%
Capital Markets 10.4%
Charles Schwab Corp. (The)	19,190	358,661
Goldman Sachs Group, Inc. (The)	2,830	482,883
Invesco Ltd.	13,055	286,035
State Street Corp.	9,630	434,698

		1,562,277

Commercial Banks 7.6%
Bank of the Ozarks, Inc.	8,600	302,634
CapitalSource, Inc.	54,285	303,453
Wells Fargo & Co.	11,850	368,772
Wintrust Financial Corp.	4,800	178,608

		1,153,467

Consumer Finance 2.4%
Capital One Financial Corp.	8,780	363,580

Diversified Financial Services 6.6%
IntercontinentalExchange, Inc.*	2,160	242,309
JPMorgan Chase & Co.	16,850	754,038

		996,347

Information Technology Services 5.4%
Alliance Data Systems Corp.*	6,640	424,893
Visa, Inc., Class A	4,360	396,891

		821,784

Insurance 7.5%
Aflac, Inc.	3,830	207,931
Hanover Insurance Group, Inc. (The)	6,700	292,187
MetLife, Inc.	8,750	379,225
Reinsurance Group of America, Inc.	4,980	261,549

		1,140,892

Real Estate Investment Trusts (REITs) 1.1%
Macerich Co. (The)	4,313	165,231

Real Estate Management & Development 2.7%
Jones Lang LaSalle, Inc.	5,600	408,184

Thrifts & Mortgage Finance 3.4%
Ocwen Financial Corp.*	25,290	280,466
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT Global Financial Services Fund

		Market
	Shares	Value

Common Stocks (continued)
UNITED STATES (continued)
Thrifts & Mortgage Finance (continued)
Washington Federal, Inc.	11,260	$228,803

		509,269

		7,121,031

Total Common Stocks (cost $11,059,658)		14,797,860

Mutual Fund 2.3%
Money Market Fund 2.3%
Invesco AIM Liquid Assets Portfolio, 0.11% (a)	344,292	344,292

Total Mutual Fund (cost $344,292)		344,292

Total Investments (cost $11,403,950) (b) — 100.1%		15,142,152

Liabilities in excess of other assets — (0.1)%		(17,414)

NET ASSETS — 100.0%		$15,124,738

*	Denotes a non-income producing security.

(a)	Represents 7-day effective yield as of March 31, 2010.

(b)	At March 31, 2010, the tax basis cost of the Fund’s investments was $12,767,798, tax unrealized appreciation and depreciation were $2,603,773 and $(229,419), respectively.

AG	Stock Corporation

Ltd.	Limited

PLC	Public Limited Company

REIT	Real Estate Investment Trust

SA	Stock Company

SpA	Limited Share Company
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT Global Financial Services Fund
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:

Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2010:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$8,727,352	$6,070,508	$—	$14,797,860
Mutual Fund	344,292	—	—	344,292

Total	$9,071,644	$6,070,508	$—	$15,142,152

Amounts designated as “-” are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments
 March 31, 2010 (Unaudited)
NVIT Government Bond Fund

	Principal	Market
	Amount	Value

Collateralized Mortgage Obligations 16.0%
Fannie Mae Grantor Trust
Series 2001-T11, Class B, 5.50%, 09/25/11	$11,215,000	$11,898,338
Series 2002-T11, Class B, 5.34%, 04/25/12	28,300,000	30,235,171
Fannie Mae REMICS
Series 2003-64, Class HQ, 5.00%, 07/25/23	6,000,000	6,293,948
Series 1993-149, Class M, 7.00%, 08/25/23	2,804,327	3,098,508
Series 2005-109, Class AG, 5.50%, 04/25/24	12,486,462	13,355,758
Series 2003-66, Class AP, 3.50%, 11/25/32	1,468,624	1,496,931
FHLMC Multifamily Structured Pass Through Certificates
Series K001, Class A3, 5.47%, 01/25/12(a)	7,573,693	7,892,941
Freddie Mac REMICS
Series 2468, Class TE, 5.50%, 07/15/17	4,363,899	4,671,750
Series 2509, Class LK, 5.50%, 10/15/17	18,674,321	20,009,516
Series 2498, Class VB, 5.50%, 01/15/20	1,100,928	1,104,244
Series 2985, Class JR, 4.50%, 06/15/25	22,000,000	22,871,539
Series 2751, Class ND, 5.00%, 04/15/29	26,000,000	27,314,196
Series 2922, Class GA, 5.50%, 05/15/34	8,091,065	8,711,529
Series 3356, Class PD, 6.00%, 03/15/36	26,365,666	28,493,238

Total Collateralized Mortgage Obligations (cost $177,345,645)		187,447,607

Corporate Bonds 6.8%
Commercial Banks 2.8%
GMAC, Inc., 2.20%, 12/19/12	32,350,000	32,836,123

Diversified Financial Services 4.0%
Pooled Funding Trust II, 2.63%, 03/30/12(b)	45,500,000	46,407,680

Total Corporate Bonds (cost $78,860,388)		79,243,803

U.S. Government Mortgage Backed Agencies 28.9%
Fannie Mae Pool
Pool# 384773 6.08%, 02/01/12	$32,304,264	$34,412,362
Pool# 555505 4.66%, 05/01/13	48,939,613	51,362,009
Pool# 360500 6.26%, 09/01/13	64,000,000	70,747,725
Pool# 383661 6.62%, 06/01/16	10,137,711	11,557,943
Pool# 462260 5.60%, 09/01/18	10,920,142	11,763,122
Pool# 874142 5.56%, 12/01/21	11,400,000	12,222,222
Pool# 745684 3.31%, 04/01/34(a)	18,625,871	19,286,758
Pool# 790760 4.93%, 09/01/34(a)	7,106,710	7,406,621
Pool# 799144 4.72%, 04/01/35(a)	5,104,821	5,344,675
Pool# 822705 4.77%, 04/01/35(a)	7,577,016	7,927,062
Pool# 815217 4.78%, 05/01/35(a)	7,270,690	7,615,163
Pool# 783609 4.91%, 05/01/35(a)	9,306,555	9,728,143
Pool# 821377 5.29%, 05/01/35(a)	5,166,930	5,466,255
Pool# 826181 4.82%, 07/01/35(a)	22,449,137	23,483,598
Pool# 873932 6.31%, 08/01/36	8,146,373	8,804,792
Pool# 745866 3.57%, 09/01/36(a)	18,957,970	19,593,375
Freddie Mac Non Gold Pool
Pool# 847558 3.32%, 06/01/35(a)	10,852,901	11,210,550
Pool# 1G2082 5.69%, 07/01/37(a)	18,724,105	19,885,708

Total U.S. Government Mortgage Backed Agencies (cost $321,968,376)		337,818,083

U.S. Government Sponsored & Agency Obligations 15.1%
Farmer Mac Guaranteed Notes Trust 2007-1
5.13%, 04/19/17(b)	25,000,000	26,149,500
Federal Farm Credit Bank
5.00%, 03/03/14	12,146,000	13,361,948
Lightship Tankers III LLC
6.50%, 06/14/24	25,940,910	28,759,909
Lightship Tankers V LLC
6.50%, 06/14/24	$21,852,000	$24,226,657
Private Export Funding Corp.
5.00%, 12/15/16	30,000,000	32,361,840
U.S. Department of Housing and Urban Development
7.08%, 08/01/16	1,725,000	1,726,980
4.56%, 08/01/17	21,069,000	22,314,831
4.96%, 08/01/20	15,967,000	16,948,204
5.05%, 08/01/21	10,000,000	10,553,090

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT Government Bond Fund

	Principal	Market
	Amount	Value

Total U.S. Government Sponsored & Agency Obligations (cost $169,056,831)		176,402,959

U.S. Treasury Bonds 16.6%
U.S. Treasury Bond
6.00%, 02/15/26	25,000,000	29,484,375
8.13%, 08/15/21	70,000,000	96,053,160

		125,537,535

United States Treasury Inflation Indexed Bonds
2.50%, 01/15/29	36,500,000	38,938,898
3.38%, 04/15/32	20,000,000	29,607,481

Total U.S. Treasury Bonds (cost $194,697,945)		194,083,914

U.S. Treasury Notes 9.7%
U.S. Treasury Note
2.00%, 11/30/13	50,000,000	50,085,950
2.25%, 01/31/15	18,000,000	17,804,538
4.00%, 08/15/18	45,000,000	46,353,510

Total U.S. Treasury Notes (cost $114,464,395)		114,243,998

	Shares	Market Value

Mutual Fund 5.4%
Money Market Fund 5.4%
Invesco AIM Liquid Assets Portfolio, 0.11% (c)	62,624,460	62,624,460

Total Mutual Fund (cost $62,624,460)		62,624,460

Total Investments (cost $1,119,018,040) (d) — 98.5%		1,151,864,824

Other assets in excess of liabilities — 1.5%		18,038,260

NET ASSETS — 100.0%		$1,169,903,084

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2010. The maturity date represents the actual maturity date.

(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at March 31, 2010 was $72,557,180 which represents 6.20% of net assets.

(c)	Represents 7-day effective yield as of March 31, 2010.

(d)	At March 31, 2010, the tax basis cost of the Fund’s investments was $1,119,018,040, tax unrealized appreciation and depreciation were $34,704,960 and $(1,858,176), respectively.

FHLMC	Federal Home Loan Mortgage Corporation

LLC	Limited Liability Company

REMICS	Real Estate Mortgage Investment Conduits
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT Government Bond Fund
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:
Level 1: Quoted prices in active markets for identical assets.
Level 2: Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).
Level 3: Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2010:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Collateralized Mortgage Obligations	$—	$187,447,607	$—	$187,447,607
Corporate Bonds	—	79,243,803	—	79,243,803
Mutual Fund	62,624,460	—	—	62,624,460
U.S. Government Mortgage Backed Agencies	—	337,818,083	—	337,818,083
U.S. Government Sponsored & Agency Obligations	—	176,402,959	—	176,402,959
U.S. Treasury Bonds	—	194,083,914	—	194,083,914
U.S. Treasury Notes	—	114,243,998	—	114,243,998

Total	$62,624,460	$1,089,240,364	$—	$1,151,864,824

Amounts designated as “-” are zero or have been rounded to zero.

Statement of Investments
March 31, 2010 (Unaudited)
NVIT Growth Fund

		Market
	Shares	Value

Common Stocks 99.3%
Aerospace & Defense 3.1%
Alliant Techsystems, Inc. *	3,700	$300,810
ITT Corp.	5,900	316,299
Precision Castparts Corp.	11,800	1,495,178
Raytheon Co.	18,150	1,036,728
United Technologies Corp.	9,470	697,087

		3,846,102

Auto Components 0.3%
Johnson Controls, Inc.	11,600	382,684

Beverages 2.0%
PepsiCo, Inc.	36,910	2,441,966

Biotechnology 3.7%
Amgen, Inc. *	33,950	2,028,852
Biogen Idec, Inc. *	5,400	309,744
Gilead Sciences, Inc. *	48,590	2,209,873

		4,548,469

Capital Markets 2.2%
BlackRock, Inc.	1,550	337,528
Goldman Sachs Group, Inc. (The)	9,220	1,573,209
Northern Trust Corp.	8,350	461,421
T. Rowe Price Group, Inc.	6,500	357,045

		2,729,203

Chemicals 3.0%
Celanese Corp. Series A,	6,700	213,395
Monsanto Co.	4,000	285,680
Potash Corp. of Saskatchewan, Inc.	13,200	1,575,420
Praxair, Inc.	19,250	1,597,750

		3,672,245

Commercial Banks 0.2%
Wells Fargo & Co.	8,400	261,408

Communications Equipment 6.2%
Cisco Systems, Inc. *	165,830	4,316,555
F5 Networks, Inc. *	18,300	1,125,633
QUALCOMM, Inc.	52,670	2,211,613

		7,653,801

Computers & Peripherals 9.9%
Apple, Inc. *	24,850	5,838,010
EMC Corp. *	44,500	802,780
Hewlett-Packard Co.	72,640	3,860,816
International Business Machines Corp.	9,760	1,251,720
Teradata Corp. *	9,400	271,566
Western Digital Corp. *	5,800	226,142

		12,251,034

Consumer Finance 0.8%
Capital One Financial Corp.	25,400	1,051,814

Containers & Packaging 0.1%
Owens-Illinois, Inc. *	5,300	188,362

Diversified Financial Services 1.0%
JPMorgan Chase & Co.	27,350	1,223,913

Diversified Telecommunication Services 0.1%
Windstream Corp.	14,400	156,816

Electrical Equipment 0.8%
Emerson Electric Co.	19,600	986,664

Energy Equipment & Services 3.0%
Cameron International Corp. *	22,800	977,208
Halliburton Co.	66,850	2,014,191
Helmerich & Payne, Inc.	6,200	236,096
Schlumberger Ltd.	7,240	459,450

		3,686,945

Food & Staples Retailing 1.7%
Costco Wholesale Corp.	7,000	417,970
CVS Caremark Corp.	27,359	1,000,245
Wal-Mart Stores, Inc.	11,700	650,520

		2,068,735

Food Products 1.1%
Kellogg Co.	24,400	1,303,692

Health Care Equipment & Supplies 6.2%
Baxter International, Inc.	32,600	1,897,320
Edwards Lifesciences Corp. *	2,100	207,648
Hill-Rom Holdings, Inc.	48,600	1,322,406
Intuitive Surgical, Inc. *	1,600	557,008
Kinetic Concepts, Inc. *	7,150	341,841
Masimo Corp.	16,150	428,782
Medtronic, Inc.	9,800	441,294
ResMed, Inc. *	4,400	280,060
St. Jude Medical, Inc. *	43,250	1,775,413
Stryker Corp.	3,900	223,158
Varian Medical Systems, Inc. *	3,600	199,188

		7,674,118

Health Care Providers & Services 0.4%
Quest Diagnostics, Inc.	7,900	460,491

Hotels, Restaurants & Leisure 2.4%
Darden Restaurants, Inc.	9,200	409,768
Starwood Hotels & Resorts Worldwide, Inc.	38,500	1,795,640
WMS Industries, Inc. *	19,688	825,715

		3,031,123

Household Durables 0.2%
Garmin Ltd. (a)	7,150	275,132

Household Products 2.4%
Church & Dwight Co., Inc.	3,950	264,452
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT Growth Fund

		Market
	Shares	Value

Common Stocks (continued)
Household Products (continued)
Clorox Co.	9,100	$583,674
Colgate-Palmolive Co.	20,200	1,722,252
Procter & Gamble Co. (The)	5,570	352,414

		2,922,792

Independent Power Producers & Energy Traders 0.2%
Constellation Energy Group, Inc.	6,500	228,215

Industrial Conglomerates 2.2%
3M Co.	32,200	2,690,954

Information Technology Services 3.4%
Alliance Data Systems Corp. *(a)	8,300	531,117
Cognizant Technology Solutions Corp., Class A *	29,520	1,504,930
Visa, Inc., Class A	24,110	2,194,733

		4,230,780

Internet & Catalog Retail 2.0%
Amazon.com, Inc. *	3,000	407,190
Netflix, Inc. *	2,400	176,976
NutriSystem, Inc. (a)	36,500	650,065
priceline.com, Inc. *	4,951	1,262,505

		2,496,736

Internet Software & Services 4.0%
eBay, Inc. *	19,800	533,610
Google, Inc., Class A *	5,970	3,385,050
Yahoo!, Inc. *	58,700	970,311

		4,888,971

Leisure Equipment & Products 0.8%
Hasbro, Inc.	17,000	650,760
Mattel, Inc.	14,500	329,730

		980,490

Life Sciences Tools & Services 1.4%
Covance, Inc. *	8,200	503,398
Waters Corp. *	18,400	1,242,736

		1,746,134

Machinery 6.2%
Caterpillar, Inc.	5,900	370,815
Cummins, Inc.	28,500	1,765,575
Danaher Corp.	26,940	2,152,775
Deere & Co.	21,300	1,266,498
Parker Hannifin Corp.	32,500	2,104,050

		7,659,713

Metals & Mining 0.4%
Allegheny Technologies, Inc.	10,100	545,299

Multiline Retail 2.1%
Target Corp.	49,450	2,601,070

Oil, Gas & Consumable Fuels 2.6%
Apache Corp.	11,740	1,191,610
CONSOL Energy, Inc.	5,600	238,896
Peabody Energy Corp.	19,400	886,580
Southwestern Energy Co. *	22,400	912,128

		3,229,214

Personal Products 0.2%
Mead Johnson Nutrition Co., Class A	5,450	283,564

Pharmaceuticals 5.0%
Abbott Laboratories	50,730	2,672,456
Allergan, Inc.	23,150	1,512,158
Bristol-Myers Squibb Co.	38,300	1,022,610
Johnson & Johnson	14,790	964,308

		6,171,532

Real Estate Investment Trusts (REITs) 0.2%
Plum Creek Timber Co., Inc.	6,900	268,479

Real Estate Management & Development 0.5%
Jones Lang LaSalle, Inc.	8,100	590,409

Road & Rail 0.8%
Canadian National Railway Co.	17,000	1,030,030

Semiconductors & Semiconductor Equipment 6.4%
Altera Corp.	12,600	306,306
Analog Devices, Inc.	26,650	768,053
Intel Corp.	151,080	3,363,041
Marvell Technology Group Ltd. *	95,750	1,951,385
Silicon Laboratories, Inc. *	10,000	476,700
Teradyne, Inc. *	43,800	489,246
Texas Instruments, Inc.	7,500	183,525
Xilinx, Inc.	13,000	331,500

		7,869,756

Software 4.8%
McAfee, Inc. *	23,900	959,107
Microsoft Corp.	76,960	2,252,619
Oracle Corp.	104,500	2,684,605

		5,896,331

Specialty Retail 2.1%
Aeropostale, Inc. *	18,100	521,823
Lowe’s Cos., Inc.	31,000	751,440
Urban Outfitters, Inc. *	35,000	1,331,050

		2,604,313

Textiles, Apparel & Luxury Goods 0.4%
Coach, Inc.	12,400	490,048

Tobacco 1.8%
Altria Group, Inc.	19,000	389,880
Philip Morris International, Inc.	34,300	1,789,088

		2,178,968

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT Growth Fund

		Market
	Shares	Value

Common Stocks (continued)
Trading Companies & Distributors 1.0%
W.W. Grainger, Inc.	11,800	$1,275,816

Total Common Stocks (cost $102,167,920)		122,774,331

Mutual Fund 0.7%

Money Market Fund 0.7%
Invesco AIM Liquid Assets Portfolio, 0.11% (b)	894,521	894,521

Total Mutual Fund (cost $894,521)		894,521

	Principal	Market
	Amount	Value

Repurchase Agreement 0.9%
Morgan Stanley, 0.02%, dated 03/31/10, due 04/01/10 repurchase price $1,077,964, collateralized by U.S. Government Agency Securities ranging from 4.50% - 6.00% maturing 01/01/19 - 03/01/40; total market value of $1,099,636. (c)	$1,077,964	1,077,964

Total Repurchase Agreement (cost $1,077,964)		1,077,964

Total Investments (cost $104,140,405) (d) — 100.9%		124,746,816

Liabilities in excess of other assets — (0.9%)		(1,133,736)

NET ASSETS — 100.0%		$123,613,080

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at March 31, 2010. The total value of securities on loan at March 31, 2010 was $1,060,425.

(b)	Represents 7-day effective yield as of March 31, 2010.

(c)	The security was purchased with cash collateral held from securities on loan (See Note 2). The total value of this security as of March 31, 2010 was $1,077,964.

(d)	At March 31, 2010, the tax basis cost of the Fund’s investments was $104,140,406, tax unrealized appreciation and depreciation were $20,989,612 and $(383,202), respectively.

Ltd.	Limited

REIT	Real Estate Investment Trust
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT Growth Fund
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:

Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2010:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$122,774,331	$—	$—	$122,774,331
Mutual Fund	894,521	—	—	894,521
Repurchase Agreement	—	1,077,964	—	1,077,964

Total	$123,668,852	$1,077,964	$—	$124,746,816

Amounts designated as “-” are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments
March 31, 2010 (Unaudited)
NVIT Health Sciences Fund

		Market
	Shares	Value

Common Stocks 97.9%
Biotechnology 14.6%
Amgen, Inc. *	37,600	$2,246,976
Biogen Idec, Inc. *	17,200	986,592
Gilead Sciences, Inc. *	49,366	2,245,166
United Therapeutics Corp. *	17,000	940,610

		6,419,344

Food & Staples Retailing 3.8%
CVS Caremark Corp.	45,378	1,659,020

Health Care Equipment & Supplies 20.1%
Baxter International, Inc.	40,560	2,360,592
Covidien PLC	16,700	839,676
DENTSPLY International, Inc.	22,600	787,610
Hologic, Inc. *	24,500	454,230
Hospira, Inc. *	19,500	1,104,675
IDEXX Laboratories, Inc. *	10,720	616,936
Intuitive Surgical, Inc. *	1,500	522,195
Masimo Corp.	36,720	974,916
St. Jude Medical, Inc. *	29,170	1,197,428

		8,858,258

Health Care Providers & Services 16.1%
Aetna, Inc.	49,900	1,751,989
LifePoint Hospitals, Inc. *	32,500	1,195,350
Medco Health Solutions, Inc. *	13,810	891,573
Quest Diagnostics, Inc.	20,990	1,223,507
Sun Healthcare Group, Inc. *	63,000	601,020
UnitedHealth Group, Inc.	43,440	1,419,185

		7,082,624

Life Sciences Tools & Services 7.8%
Covance, Inc. *	18,329	1,125,217
Thermo Fisher Scientific, Inc. *	24,810	1,276,226
Waters Corp. *	14,990	1,012,425

		3,413,868

Pharmaceuticals 35.5%
Abbott Laboratories	42,530	2,240,480
Allergan, Inc.	20,520	1,340,366
Bristol-Myers Squibb Co.	95,850	2,559,195
Johnson & Johnson	36,958	2,409,662
Merck & Co., Inc.	56,883	2,124,580
Novartis AG REG	17,847	965,415
Perrigo Co.	13,840	812,685
Roche Holding AG	5,897	957,735
Teva Pharmaceutical Industries Ltd. - ADR - IL	18,630	1,175,181

ViroPharma, Inc. *	73,710	1,004,667

		15,589,966

Total Common Stocks (cost $37,684,434)		43,023,080

Mutual Fund 2.1%
Money Market Fund 2.1%
Invesco AIM Liquid Assets Portfolio, 0.11% (a)	937,896	937,896

Total Mutual Fund (cost $937,896)		937,896

Total Investments (cost $38,622,330) (b) — 100.0%		43,960,976

Other assets in excess of liabilities — 0.0%		6,395

NET ASSETS — 100.0%		$43,967,371

*	Denotes a non-income producing security.

(a)	Represents 7-day effective yield as of March 31, 2010.

(b)	At March 31, 2010, the tax basis cost of the Fund’s investments was $39,592,453, tax unrealized appreciation and depreciation were $5,115,086 and $(746,563), respectively.

ADR	American Depositary Receipt

AG	Stock Corporation

IL	Israel

Ltd.	Limited

PLC	Public Limited Company

REG	Registered Shares
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT Health Sciences Fund
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:

Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2010:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$41,099,930	$1,923,150	$—	$43,023,080
Mutual Fund	937,896	—	—	937,896

Total	$42,037,826	$1,923,150	$—	$43,960,976

Amounts designated as “-” are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments
March 31, 2010 (Unaudited)
NVIT International Index Fund

		Market
	Shares	Value
| |
Common Stocks 96.4%
AUSTRALIA 8.3%
Air Freight & Logistics 0.1%
Toll Holdings Ltd.(a)	66,317	$450,970

Airlines 0.0%†
Qantas Airways Ltd.*	130,266	338,847

Beverages 0.2%
Coca-Cola Amatil Ltd.	60,201	621,057
Foster’s Group Ltd.	206,661	1,001,892

		1,622,949

Biotechnology 0.2%
CSL Ltd.	58,178	1,943,221

Capital Markets 0.1%
Macquarie Group Ltd.	34,503	1,492,136

Chemicals 0.2%
Incitec Pivot Ltd.	166,961	530,426
Nufarm Ltd.(a)	23,330	175,880
Orica Ltd.	37,454	919,301

		1,625,607

Commercial Banks 2.5%
Australia & New Zealand Banking Group Ltd.	253,099	5,882,637
Bendigo and Adelaide Bank Ltd.	29,281	268,441
Commonwealth Bank of Australia	152,195	7,849,154
National Australia Bank Ltd.	211,934	5,347,320
Westpac Banking Corp.	292,459	7,461,228

		26,808,780

Commercial Services & Supplies 0.1%
Brambles Ltd.	145,077	978,631

Construction & Engineering 0.1%
Leighton Holdings Ltd.	16,105	575,231

Construction Materials 0.0%†
Boral Ltd.	49,492	254,429

Containers & Packaging 0.1%
Amcor Ltd.	129,408	758,375

Diversified Financial Services 0.1%
ASX Ltd.	15,969	496,739

Diversified Telecommunication Services 0.1%
Telstra Corp. Ltd.	439,662	1,205,525

Electric Utilities 0.0%†
SP AusNet	55,735	46,237

Energy Equipment & Services 0.0%†
WorleyParsons Ltd.	16,928	395,059

Food & Staples Retailing 0.6%
Metcash Ltd.	60,463	229,494
Wesfarmers Ltd.	113,380	3,304,729
Woolworths Ltd.	126,578	3,251,241

		6,785,464

Food Products 0.0%†
Goodman Fielder Ltd.	88,120	115,389

Health Care Equipment & Supplies 0.0%†
Cochlear Ltd.	5,295	353,502

Health Care Providers & Services 0.0%†
Sonic Healthcare Ltd.(a)	32,065	422,635

Hotels, Restaurants & Leisure 0.1%
Aristocrat Leisure Ltd.	28,849	119,701
Crown Ltd.	44,410	332,956
TABCORP Holdings Ltd.	71,303	450,902
Tatts Group Ltd.	92,734	209,193

		1,112,752

Industrial Conglomerates 0.0%†
CSR Ltd.	175,729	266,674

Information Technology Services 0.1%
Computershare Ltd.	44,178	506,905

Insurance 0.5%
AMP Ltd.	205,361	1,178,325
AXA Asia Pacific Holdings Ltd.	106,884	618,822
Insurance Australia Group Ltd.	218,360	776,578
QBE Insurance Group Ltd.	101,779	1,942,960
Suncorp-Metway Ltd.	128,897	1,008,771

		5,525,456

Media 0.0%†
Fairfax Media Ltd.(a)	175,704	289,880

Metals & Mining 1.9%
Alumina Ltd.	210,402	329,816
BHP Billiton Ltd.	334,429	13,414,528
BlueScope Steel Ltd.*	187,246	499,243
Fortescue Metals Group Ltd.*(a)	118,594	532,494
Newcrest Mining Ltd.	47,852	1,442,729
OneSteel Ltd.	116,647	417,120
OZ Minerals Ltd.*	297,550	312,922
Rio Tinto Ltd.	44,475	3,194,946
Sims Metal Management Ltd.	13,297	262,024

		20,405,822

Multiline Retail 0.0%†
Harvey Norman Holdings Ltd.(a)	49,611	164,456

Multi-Utilities 0.1%
AGL Energy Ltd.	48,335	666,039

Oil, Gas & Consumable Fuels 0.5%
Arrow Energy Ltd.*(a)	43,954	202,686
Caltex Australia Ltd.	8,391	86,933
Energy Resources of Australia Ltd.	7,164	124,226
Origin Energy Ltd.	91,722	1,392,221
Paladin Energy Ltd.*(a)	50,236	181,962
Santos Ltd.	85,233	1,147,173
Woodside Petroleum Ltd.	54,502	2,345,505

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT International Index Fund

		Market
	Shares	Value

Common Stocks (continued)
AUSTRALIA (continued)
Oil, Gas & Consumable Fuels (continued)
		$5,480,706

Real Estate Investment Trusts (REITs) 0.5%
CFS Retail Property Trust	136,795	235,085
Dexus Property Group	415,286	308,293
Goodman Group	621,730	372,600
GPT Group	848,508	447,384
Mirvac Group	231,769	313,141
Stockland	244,547	893,348
Westfield Group	212,922	2,352,803

		4,922,654

Real Estate Management & Development 0.0%†
Lend Lease Group(a)	37,283	296,008

Road & Rail 0.1%
Asciano Group*	261,200	453,200

Textiles, Apparel & Luxury Goods 0.0%†
Billabong International Ltd.	13,879	143,493

Transportation Infrastructure 0.1%
Intoll Group	266,118	272,647
MAp Group	53,728	152,166
Transurban Group	122,009	565,051

		989,864

		87,893,635

AUSTRIA 0.3%
Commercial Banks 0.1%
Erste Group Bank AG	18,140	759,956
Raiffeisen International Bank Holding AG REG(a)	4,490	213,298

		973,254

Diversified Telecommunication Services 0.0%†
Telekom Austria AG	32,672	456,821

Electric Utilities 0.0%†
Verbund — Oesterreichische Elektrizitaetswirtschafts AG, Class A(a)	6,371	252,417

Insurance 0.0%†
Vienna Insurance Group	3,187	167,811

Metals & Mining 0.1%
Voestalpine AG	12,604	508,175

Oil, Gas & Consumable Fuels 0.1%
OMV AG	15,702	588,711

Real Estate Management & Development 0.0%†
Immoeast AG*(a)	51,561	282,559

		3,229,748

BELGIUM 0.9%
Beverages 0.3%
Anheuser-Busch InBev NV*	90,903	3,541,902

Chemicals 0.1%
Solvay SA	6,186	635,023
Umicore	12,873	449,049

		1,084,072

Commercial Banks 0.1%
Dexia SA*	49,845	296,283
KBC Groep NV*	15,689	755,661

		1,051,944

Diversified Financial Services 0.1%
Cie Nationale a Portefeuille	3,254	170,589
Groupe Bruxelles Lambert SA	7,507	663,022

		833,611

Diversified Telecommunication Services 0.1%
Belgacom SA	15,554	607,496

Food & Staples Retailing 0.1%
Colruyt SA	1,605	395,037
Delhaize Group SA	10,994	882,377

		1,277,414

Insurance 0.1%
Fortis*	218,091	772,135

Pharmaceuticals 0.0%†
UCB SA	11,650	497,032

Wireless Telecommunication Services 0.0%†
Mobistar SA	3,044	187,339

		9,852,945

BERMUDA 0.1%
Energy Equipment & Services 0.1%
Seadrill Ltd.	29,307	685,855

CHILE 0.1%
Metals & Mining 0.1%
Antofagasta PLC	42,428	669,960

CHINA 0.0%†
Electronic Equipment, Instruments & Components 0.0%†
Foxconn International Holdings Ltd.*	255,926	269,469

CYPRUS 0.0%†
Commercial Banks 0.0%†
Bank of Cyprus Public Co. Ltd.	63,566	400,987

DENMARK 0.9%
Beverages 0.1%
Carlsberg AS, Class B(a)	10,500	880,271

Chemicals 0.1%
Novozymes AS, Class B(a)	5,200	575,272

Commercial Banks 0.1%
Danske Bank AS*	44,200	1,084,541

Electrical Equipment 0.1%
Vestas Wind Systems AS*	21,969	1,195,211

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT International Index Fund

		Market
	Shares	Value

Common Stocks (continued)
DENMARK (continued)
Health Care Equipment & Supplies 0.1%
Coloplast AS, Class B	2,850	$313,634
William Demant Holding*	1,975	139,657

		453,291

Insurance 0.0%†
Topdanmark AS*	1,400	182,284
TrygVesta AS	3,516	231,981

		414,265

Marine 0.1%
A P Moller — Maersk AS, Class A	48	349,258
A P Moller — Maersk AS, Class B	127	967,904

		1,317,162

Pharmaceuticals 0.3%
H. Lundbeck AS	8,000	150,142
Novo Nordisk AS, Class B	43,804	3,381,466

		3,531,608

Road & Rail 0.0%†
DSV AS(a)	24,466	436,844

		9,888,465

FINLAND 1.2%
Auto Components 0.0%†
Nokian Renkaat OYJ	10,000	259,650

Communications Equipment 0.6%
Nokia OYJ	369,663	5,760,871

Diversified Financial Services 0.0%†
Pohjola Bank PLC(a)	17,665	198,246

Diversified Telecommunication Services 0.0%†
Elisa OYJ*	13,950	287,518

Electric Utilities 0.1%
Fortum OYJ(a)	43,200	1,057,261

Food & Staples Retailing 0.0%†
Kesko OYJ, Class B(a)	6,200	244,039

Insurance 0.1%
Sampo OYJ, Class A(a)	44,200	1,171,763

Machinery 0.2%
Kone OYJ, Class B	14,740	609,215
Metso OYJ(a)	14,700	474,435
Wartsila OYJ	7,900	400,024

		1,483,674

Media 0.0%†
Sanoma OYJ(a)	6,780	150,162

Metals & Mining 0.1%
Outokumpu OYJ(a)	11,600	254,912
Rautaruukki OYJ(a)	9,300	201,037

		455,949

Oil, Gas & Consumable Fuels 0.0%†
Neste Oil OYJ	12,050	210,235

Paper & Forest Products 0.1%
Stora Enso OYJ, Class R*(a)	66,100	503,213
Upm-Kymmene OYJ(a)	57,600	763,775

		1,266,988

Pharmaceuticals 0.0%†
Orion OYJ, Class B(a)	7,622	168,400

		12,714,756

FRANCE 9.6%
Aerospace & Defense 0.1%
Safran SA	16,361	426,263
Thales SA	10,290	413,176

		839,439

Airlines 0.0%†
Air France-KLM*	17,025	268,934

Auto Components 0.1%
Compagnie Generale des Etablissements Michelin, Class B	15,653	1,152,825

Automobiles 0.1%
PSA Peugeot Citroen*	16,982	498,895
Renault SA*	19,731	921,873

		1,420,768

Beverages 0.2%
Pernod-Ricard SA	20,738	1,759,620

Building Products 0.2%
Cie de Saint-Gobain	37,777	1,814,189

Chemicals 0.3%
Air Liquide SA	24,905	2,991,678

Commercial Banks 1.2%
BNP Paribas	93,597	7,173,888
Credit Agricole SA(a)	88,857	1,552,156
Natixis*	97,088	520,462
Societe Generale	62,800	3,941,306

		13,187,812

Commercial Services & Supplies 0.0%†
Societe BIC SA	1,806	138,404

Communications Equipment 0.1%
Alcatel-Lucent*	249,023	783,216

Construction & Engineering 0.4%
Bouygues SA	23,815	1,194,845
Eiffage SA	3,422	176,946
Vinci SA	42,646	2,510,566

		3,882,357

Construction Materials 0.2%
Imerys SA	2,239	137,746
Lafarge SA	20,969	1,472,915

		1,610,661

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT International Index Fund

		Market
	Shares	Value

Common Stocks (continued)
FRANCE (continued)
Diversified Financial Services 0.0%†
Eurazeo	2,335	$161,590

Diversified Telecommunication Services 0.4%
France Telecom SA	185,779	4,449,906
Iliad SA(a)	1,588	163,537

		4,613,443

Electric Utilities 0.1%
EDF SA	23,002	1,253,916

Electrical Equipment 0.4%
Alstom SA	20,949	1,304,361
Legrand SA	8,881	280,450
Schneider Electric SA	22,786	2,662,078

		4,246,889

Energy Equipment & Services 0.1%
Cie Generale de Geophysique-Veritas*	15,873	449,425
Technip SA	10,230	830,407

		1,279,832

Food & Staples Retailing 0.3%
Carrefour SA	64,170	3,091,858
Casino Guichard Perrachon SA	6,284	531,090

		3,622,948

Food Products 0.3%
Dannone SA	55,218	3,325,594

Health Care Equipment & Supplies 0.1%
BioMerieux	1,087	124,746
Cie Generale d’Optique Essilor International SA	21,389	1,365,892

		1,490,638

Hotels, Restaurants & Leisure 0.2%
Accor SA	15,939	881,998
Sodexo	10,631	634,004

		1,516,002

Information Technology Services 0.1%
Atos Origin SA*	3,289	165,199
Cap Gemini SA	15,633	768,618

		933,817

Insurance 0.4%
AXA SA	165,766	3,677,493
CNP Assurances	4,397	414,952
SCOR SE	16,829	425,630

		4,518,075

Machinery 0.1%
Vallourec SA	6,065	1,223,861

Media 0.5%
Eutelsat Communications	8,642	307,217
JC Decaux SA*	5,567	155,277
Lagardere SCA	11,327	457,863
M6-Metropole Television	4,126	106,504
PagesJaunes Groupe	7,209	82,724
Publicis Groupe	12,140	518,833
Societe Television Francaise 1	9,922	183,802
Vivendi SA	124,037	3,316,817

		5,129,037

Metals & Mining 0.0%†
Eramet(a)	478	163,992

Multiline Retail 0.1%
PPR	8,149	1,083,370

Multi-Utilities 0.7%
GDF Suez	122,206	4,724,092
Suez Environnement Co.	29,982	689,618
Veolia Environnement	41,853	1,447,622

		6,861,332

Office Electronics 0.0%†
Neopost SA	2,401	191,869

Oil, Gas & Consumable Fuels 1.1%
Total SA	208,535	12,102,938

Personal Products 0.2%
L’Oreal SA	23,251	2,445,164

Pharmaceuticals 0.8%
Ipsen SA	1,988	97,076
Sanofi-Aventis SA	104,972	7,833,885

		7,930,961

Professional Services 0.0%†
Bureau Veritas SA	3,945	209,299

Real Estate Investment Trusts (REITs) 0.3%
Fonciere Des Regions	2,584	284,282
Gecina SA	1,419	157,065
ICADE	2,122	236,524
Klepierre	9,034	353,961
Unibail-Rodamco SE	9,217	1,865,976

		2,897,808

Software 0.0%†
Dassault Systemes SA	6,351	375,537

Textiles, Apparel & Luxury Goods 0.4%
Christian Dior SA	6,548	698,019
Hermes International	5,810	807,149
LVMH Moet Hennessy Louis Vuitton SA	23,771	2,776,951

		4,282,119

Transportation Infrastructure 0.1%
Aeroports de Paris	2,460	202,398
Groupe Eurotunnel SA REG	53,653	546,610
Societe Des Autoroutes Paris-Rhin-Rhone*	1,427	102,932

		851,940

		102,561,874

GERMANY 7.1%
Air Freight & Logistics 0.1%
Deutsche Post AG REG	88,783	1,537,695

Airlines 0.0%†
Deutsche Lufthansa AG REG	27,714	459,347

Automobiles 0.6%
Bayerische Motoren Werke AG	32,448	1,496,929
Daimler AG	88,463	4,157,827
Volkswagen AG(a)	3,561	344,159

		5,998,915

Capital Markets 0.4%
Deutsche Bank AG REG	58,002	4,452,435

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT International Index Fund

		Market
	Shares	Value

Common Stocks (continued)
GERMANY (continued)
Chemicals 0.8%
BASF SE	90,226	$5,584,774
K+S AG	18,300	1,108,929
Linde AG	15,857	1,891,398
Wacker Chemie AG	1,873	279,482

		8,864,583

Commercial Banks 0.1%
Commerzbank AG*(a)	76,782	654,200
Deutsche Postbank AG*	10,160	325,125

		979,325

Construction & Engineering 0.0%†
Hochtief AG	4,117	345,462

Construction Materials 0.1%
HeidelbergCement AG	14,849	826,512

Diversified Financial Services 0.1%
Deutsche Boerse AG	20,031	1,482,051

Diversified Telecommunication Services 0.4%
Deutsche Telekom AG REG	280,742	3,793,862

Electric Utilities 0.6%
E.ON AG	186,198	6,883,851

Electrical Equipment 0.0%†
Solarworld AG(a)	6,487	97,534

Food & Staples Retailing 0.1%
Metro AG	12,454	738,873

Food Products 0.0%†
Suedzucker AG	5,255	115,832

Health Care Equipment & Supplies 0.0%†
Fresenius SE	3,828	284,982

Health Care Providers & Services 0.1%
Celesio AG	7,041	225,034

Fresenius Medical Care AG & Co. KGaA	20,510	1,155,592

		1,380,626

Hotels, Restaurants & Leisure 0.0%†
TUI AG*	8,977	100,750

Household Products 0.1%
Henkel AG & Co. KGaA	11,782	545,400

Industrial Conglomerates 0.8%
Siemens AG REG	80,796	8,072,891

Insurance 0.9%
Allianz SE REG	44,400	5,556,971
Hannover Rueckversicherung AG REG*	5,891	290,462
Muenchener Rueckversicherungs AG REG	19,934	3,233,624

		9,081,057

Internet Software & Services 0.0%†
United Internet AG REG*	10,439	158,395

Machinery 0.1%
GEA Group AG	13,924	322,545
MAN SE(a)	11,488	960,905

		1,283,450

Metals & Mining 0.1%
Salzgitter AG	3,744	346,902
ThyssenKrupp AG	35,470	1,216,267

		1,563,169

Multi-Utilities 0.4%
RWE AG	42,166	3,740,633

Personal Products 0.1%
Beiersdorf AG	9,864	589,702

Pharmaceuticals 0.6%
Bayer AG	81,781	5,525,924
Merck KGaA(a)	7,200	583,738

		6,109,662

Semiconductors & Semiconductor Equipment 0.1%
Infineon Technologies AG*	115,137	797,376

Software 0.4%
SAP AG	85,257	4,127,619

Textiles, Apparel & Luxury Goods 0.1%
Adidas AG	20,696	1,106,464
Puma AG Rudolf Dassler Sport	601	190,364

		1,296,828

Transportation Infrastructure 0.0%†
Fraport AG Frankfurt Airport Services Worldwide	3,039	159,769

		75,868,586

GREECE 0.4%
Beverages 0.1%
Coca Cola Hellenic Bottling Co. SA	16,947	456,179

Capital Markets 0.0%†
Marfin Investment Group SA*	81,169	186,288

Commercial Banks 0.2%
Alpha Bank A.E.*	49,916	473,817
EFG Eurobank Ergasias SA*	28,831	264,799
National Bank of Greece SA*	60,093	1,211,966
Piraeus Bank SA*	31,038	271,146

		2,221,728

Construction Materials 0.0%†
Titan Cement Co. SA	6,594	174,588

Diversified Telecommunication Services 0.0%†
Hellenic Telecommunications Organization SA	25,292	314,340

Electric Utilities 0.0%†
Public Power Corp. SA*	10,126	177,845

Hotels, Restaurants & Leisure 0.1%
OPAP SA	20,952	476,144

Oil, Gas & Consumable Fuels 0.0%†
Hellenic Petroleum SA	7,347	84,232

		4,091,344

HONG KONG 2.4%
Airlines 0.0%†
Cathay Pacific Airways Ltd.*	163,000	342,866

Commercial Banks 0.3%
Bank of East Asia Ltd.	163,340	599,810
BOC Hong Kong Holdings Ltd.	387,500	922,009
Hang Seng Bank Ltd.	74,300	1,033,798
Wing Hang Bank Ltd.	19,000	173,581

		2,729,198

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT International Index Fund

		Market
	Shares	Value

Common Stocks (continued)
HONG KONG (continued)
Distributors 0.1%
Li & Fung Ltd.	224,800	$1,105,557

Diversified Financial Services 0.2%
Hong Kong Exchanges and Clearing Ltd.	108,500	1,806,727

Diversified Telecommunication Services 0.0%†
PCCW Ltd.	454,000	135,100

Electric Utilities 0.2%
Cheung Kong Infrastructure Holdings Ltd.	63,000	243,711
CLP Holdings Ltd.	201,000	1,436,621
Hongkong Electric Holdings Ltd.	131,500	779,978

		2,460,310

Gas Utilities 0.1%
Hong Kong & China Gas Co. Ltd.	380,180	947,229

Hotels, Restaurants & Leisure 0.1%
Genting Singapore PLC*(a)	564,296	356,493
Sands China Ltd.*	198,700	315,801
Shangri-La Asia Ltd.	160,000	313,600

		985,894

Industrial Conglomerates 0.2%
Hutchison Whampoa Ltd.	226,000	1,650,549
NWS Holdings Ltd.	60,000	119,610

		1,770,159

Marine 0.0%†
Orient Overseas International Ltd.	28,000	207,200

Media 0.0%†
Television Broadcasts Ltd.	27,000	130,706

Multiline Retail 0.0%†
Lifestyle International Holdings Ltd.	31,899	57,527

Oil, Gas & Consumable Fuels 0.0%†
Mongolia Energy Co. Ltd.*	371,184	171,267

Real Estate Investment Trusts (REITs) 0.1%
Link REIT (The)	244,500	602,455

Real Estate Management & Development 0.9%
Cheung Kong Holdings Ltd.	141,000	1,813,125
Chinese Estates Holdings Ltd.	76,000	127,021
Hang Lung Group Ltd.	72,000	381,357
Hang Lung Properties Ltd.	201,000	808,759
Henderson Land Development Co. Ltd.	103,000	724,041
Hopewell Holdings Ltd.	62,511	185,014
Hysan Development Co. Ltd.	48,000	138,632
Kerry Properties Ltd.	82,500	441,866
New World Development Ltd.	284,130	554,830
Sino Land Co. Ltd.	160,000	312,750
Sun Hung Kai Properties Ltd.	147,000	2,205,881
Swire Pacific Ltd., Class A	79,000	949,557
Wharf Holdings Ltd.	132,000	742,660
Wheelock & Co. Ltd.	76,000	223,795

		9,609,288

Road & Rail 0.1%
MTR Corp.	130,000	491,757

Semiconductors & Semiconductor Equipment 0.0%†
ASM Pacific Technology Ltd.	15,000	141,843

Specialty Retail 0.1%
Esprit Holdings Ltd.	123,982	977,118

Textiles, Apparel & Luxury Goods 0.0%†
Yue Yuen Industrial Holdings Ltd.(a)(b)	66,000	229,514

Trading Companies & Distributors 0.0%†
Noble Group Ltd.	179,200	391,259

Transportation Infrastructure 0.0%†
Hong Kong Aircraft Engineering Co. Ltd.	3,600	45,425

		25,338,399

IRELAND 0.5%
Airlines 0.0%†
Ryanair Holdings PLC*	5,422	26,954

Commercial Banks 0.0%
Anglo Irish Bank Corp. Ltd.*	62,537	0

Construction Materials 0.2%
CRH PLC	71,321	1,779,094

Food Products 0.0%†
Kerry Group PLC, Class A	14,433	448,629

Pharmaceuticals 0.2%
Elan Corp. PLC*	50,556	383,036
Shire PLC	57,616	1,269,771

		1,652,807

Professional Services 0.1%
Experian PLC	105,945	1,041,806

		4,949,290

ITALY 3.0%
Aerospace & Defense 0.1%
Finmeccanica SpA	44,868	598,704

Auto Components 0.0%†
Pirelli & C SpA*	268,426	164,969

Automobiles 0.1%
Fiat SpA*	81,021	1,054,328

Capital Markets 0.0%†
Mediobanca SpA*	53,113	570,723

Commercial Banks 0.9%
Banca Carige SpA(a)	58,035	158,664
Banca Monte dei Paschi di Siena SpA	257,674	380,900
Banca Popolare di Milano	48,310	299,939
Banco Popolare Societa Cooperativa*(a)	70,562	489,841
Intesa Sanpaolo SpA*	822,546	3,006,569
UniCredit SpA*	1,594,576	4,701,685
Unione di Banche Italiane SCPA	62,575	844,060

		9,881,658

Construction Materials 0.0%†
Italcementi SpA(a)	7,127	82,389

Diversified Financial Services 0.0%†
Exor SpA(a)	6,883	119,590

Diversified Telecommunication Services 0.2%
Telecom Italia SpA	1,021,481	1,468,685
Telecom Italia SpA RSP	572,017	645,269

		2,113,954

Electric Utilities 0.4%
Enel SpA	640,741	3,581,060
Terna Rete Elettrica Nazionale SpA	146,014	631,026

		4,212,086

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT International Index Fund

		Market
	Shares	Value

Common Stocks (continued)
ITALY (continued)
Electrical Equipment 0.0%†
Prysmian SpA	13,137	$258,054

Energy Equipment & Services 0.1%
Saipem SpA	28,572	1,105,264

Food Products 0.0%†
Parmalat SpA	174,821	478,882

Gas Utilities 0.1%
Snam Rete Gas SpA	143,865	729,002

Hotels, Restaurants & Leisure 0.0%†
Autogrill SpA*	10,493	127,701

Insurance 0.3%
Assicurazioni Generali SpA(a)	113,208	2,718,671
Fondiaria-Sai SpA(a)	2,691	40,432
Mediolanum SpA(a)	16,952	99,259
Unipol Gruppo Finanziario SpA*(a)	55,481	62,581

		2,920,943

Media 0.1%
Mediaset SpA	79,252	680,599

Multi-Utilities 0.0%†
A2A SpA	140,550	263,458

Oil, Gas & Consumable Fuels 0.6%
ENI SpA	255,490	5,992,821

Textiles, Apparel & Luxury Goods 0.0%†
Luxottica Group SpA	13,034	349,185

Transportation Infrastructure 0.1%
Atlantia SpA	28,462	664,619

		32,368,929

JAPAN 21.5%
Air Freight & Logistics 0.1%
Yamato Holdings Co. Ltd.	37,000	520,750

Airlines 0.0%†
All Nippon Airways Co. Ltd.*	106,000	302,975

Auto Components 0.5%
Aisin Seiki Co., Ltd.	18,000	540,504
Bridgestone Corp.	64,900	1,110,694
Denso Corp.	47,200	1,408,653
Koito Manufacturing Co. Ltd.	6,000	89,312
NGK Spark Plug Co., Ltd.	16,000	217,950
NHK Spring Co. Ltd.	16,000	147,044
NOK Corp.	9,100	137,078
Stanley Electric Co. Ltd.	13,800	268,408
Sumitomo Rubber Industries, Ltd.	15,900	140,450
Toyoda Gosei Co. Ltd.	8,000	224,642
Toyota Boshoku Corp.	7,300	140,338
Toyota Industries Corp.	15,500	443,647

		4,868,720

Automobiles 2.2%
Daihatsu Motor Co. Ltd.	24,000	229,420
Fuji Heavy Industries Ltd.*	71,000	368,394
Honda Motor Co. Ltd.	164,700	5,805,460
Isuzu Motors Ltd.	140,000	379,526
Mazda Motor Corp.	162,900	459,466
Mitsubishi Motors Corp.*(a)	334,000	454,710
Nissan Motor Co., Ltd.*	250,300	2,149,458
Suzuki Motor Corp.	35,400	781,632
Toyota Motor Corp.	297,300	11,954,247
Yamaha Motor Co. Ltd.*	21,500	322,988

		22,905,301

Beverages 0.2%
Asahi Breweries Ltd.	42,100	789,983
Coca-Cola West Co. Ltd.	4,500	73,559
Ito En Ltd.(a)	2,700	41,845
Kirin Holdings Co., Ltd.	89,000	1,314,039
Sapporo Holdings Ltd.	19,000	99,314

		2,318,740

Building Products 0.3%
Asahi Glass Co. Ltd.	98,000	1,105,364
Daikin Industries Ltd.	23,100	946,670
JS Group Corp.	28,000	570,480
Nippon Sheet Glass Co., Ltd.	46,000	136,049
TOTO Ltd.	24,000	163,764

		2,922,327

Capital Markets 0.4%
Daiwa Securities Group, Inc.	159,400	840,145
JAFCO Co. Ltd.(a)	2,100	55,254
Matsui Securities Co. Ltd.(a)	11,500	82,359
Mizuho Securities Co. Ltd.	65,000	205,819
Nomura Holdings, Inc.	365,800	2,684,112
SBI Holdings, Inc.	1,914	378,440

		4,246,129

Chemicals 0.9%
Air Water, Inc.	9,000	103,111
Asahi Kasei Corp.	116,000	624,883
Daicel Chemical Industries Ltd.	27,000	185,855
Denki Kagaku Kogyo KK	59,000	253,877
Hitachi Chemical Co. Ltd.	8,400	181,973
JSR Corp.	20,300	423,887
Kaneka Corp.	29,000	188,169
Kansai Paint Co. Ltd.	15,000	122,529
Kuraray Co. Ltd.	39,000	525,535
Mitsubishi Chemical Holdings Corp.	132,500	678,556
Mitsubishi Gas Chemical Co., Inc.	32,000	193,164
Mitsui Chemicals, Inc.	97,000	294,074
Nissan Chemical Industries Ltd.	14,000	195,973
Nitto Denko Corp.	17,600	683,460
Shin-Etsu Chemical Co. Ltd.	42,700	2,484,991
Showa Denko KK	168,000	379,181
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT International Index Fund

		Market
	Shares	Value

Common Stocks (continued)
JAPAN (continued)
Chemicals (continued)
Sumitomo Chemical Co. Ltd.	147,000	$719,758
Taiyo Nippon Sanso Corp.	33,000	323,173
Teijin Ltd.	85,000	285,722
Tokuyama Corp.	21,000	116,428
Toray Industries, Inc.	125,000	731,190
Tosoh Corp.(a)	34,000	86,472
Ube Industries Ltd.	97,000	249,006

		10,030,967

Commercial Banks 2.0%
77 Bank Ltd. (The)	33,000	188,679
Aozora Bank Ltd.	53,000	74,987
Bank of Kyoto Ltd. (The)	38,000	350,395
Bank of Yokohama Ltd. (The)	127,000	623,186
Chiba Bank Ltd. (The)	85,000	508,930
Chugoku Bank Ltd. (The)	13,000	175,732
Chuo Mitsui Trust Holdings, Inc.	103,000	387,719
Fukuoka Financial Group, Inc.	63,000	268,082
Gunma Bank Ltd. (The)	38,000	210,431
Hachijuni Bank Ltd. (The)	53,000	302,127
Hiroshima Bank Ltd. (The)	41,000	173,568
Hokuhoku Financial Group, Inc.	96,000	211,049
Iyo Bank Ltd. (The)	20,000	190,374
Joyo Bank Ltd. (The)	79,000	353,043
Mitsubishi UFJ Financial Group, Inc.	1,276,767	6,692,370
Mizuho Financial Group, Inc.(a)	1,395,384	2,758,742
Mizuho Trust & Banking Co. Ltd.(a)	202,000	203,559
Nishi-Nippon City Bank Ltd. (The)	52,000	153,773
Resona Holdings, Inc.	47,600	603,263
Sapporo Hokuyo Holdings, Inc.	17,000	77,738
Senshu Ikeda Holdings, Inc.(a)	34,830	63,372
Seven Bank Ltd.	85	171,086
Shinsei Bank Ltd.(a)	109,000	132,122
Shizuoka Bank Ltd. (The)	57,000	497,683
Sumitomo Mitsui Financial Group, Inc.	130,853	4,335,131
Sumitomo Trust & Banking Co. Ltd. (The)	150,000	881,649
Suruga Bank Ltd.	21,000	188,086
Yamaguchi Financial Group, Inc.	17,000	186,233

		20,963,109

Commercial Services & Supplies 0.2%
Dai Nippon Printing Co. Ltd.	56,000	757,467
Nissha Printing Co. Ltd.(a)	3,300	129,011
Secom Co. Ltd.	19,900	871,301
Toppan Printing Co. Ltd.	59,000	533,605

		2,291,384

Computers & Peripherals 0.4%
Fujitsu Ltd.	178,000	1,168,528
NEC Corp.	267,000	804,218
Seiko Epson Corp.(a)	11,000	171,165
Toshiba Corp.*	409,000	2,116,912

		4,260,823

Construction & Engineering 0.1%
Chiyoda Corp.	11,000	109,302
JGC Corp.	23,000	410,568
Kajima Corp.	69,000	169,301
Kinden Corp.	7,000	61,427
Obayashi Corp.(a)	58,000	257,842
Shimizu Corp.(a)	56,000	234,075
Taisei Corp.	92,000	202,970

		1,445,485

Construction Materials 0.0%†
Taiheiyo Cement Corp.*	49,000	70,312

Consumer Finance 0.1%
Acom Co. Ltd.(a)	4,590	75,196
Aeon Credit Service Co. Ltd.	2,900	34,472
Credit Saison Co. Ltd.	15,000	232,783
ORIX Corp.(a)	11,150	990,010

		1,332,461

Containers & Packaging 0.0%†
Toyo Seikan Kaisha Ltd.	15,400	272,889

Distributors 0.0%†
Canon Marketing Japan, Inc.	3,100	42,226

Diversified Consumer Services 0.0%†
Benesse Holdings, Inc.	7,100	307,823

Diversified Financial Services 0.0%†
Mitsubishi UFJ Lease & Finance Co. Ltd.	4,750	173,065

Diversified Telecommunication Services 0.2%
Nippon Telegraph & Telephone Corp.	50,964	2,144,440

Electric Utilities 1.0%
Chubu Electric Power Co., Inc.	64,400	1,610,778
Chugoku Electric Power Co., Inc. (The)(a)	25,100	499,206
Hokkaido Electric Power Co., Inc.	21,200	406,906
Hokuriku Electric Power Co.	21,100	464,363
Kansai Electric Power Co., Inc. (The)	74,400	1,705,494
Kyushu Electric Power Co., Inc.	35,300	768,957
Shikoku Electric Power Co., Inc.	17,100	484,892
Tohoku Electric Power Co., Inc.	39,700	839,826
Tokyo Electric Power Co., Inc. (The)	125,000	3,333,938

		10,114,360

Electrical Equipment 0.4%
Fuji Electric Holdings Co. Ltd.(a)	60,000	163,915
Furukawa Electric Co., Ltd.	74,000	385,175
GS Yuasa Corp.(a)	41,000	277,226
Mitsubishi Electric Corp.	187,000	1,721,766
Panasonic Electric Works Co. Ltd.	33,000	417,162
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT International Index Fund

		Market
	Shares	Value

Common Stocks (continued)
JAPAN (continued)
Electrical Equipment (continued)
Sumitomo Electric Industries Ltd.	71,200	$874,718
Ushio, Inc.	9,700	164,872

		4,004,834

Electronic Equipment, Instruments & Components 1.3%
Citizen Holdings Co. Ltd.	31,500	215,806
FUJIFILM Holdings Corp.	48,700	1,677,502
Hirose Electric Co. Ltd.	3,500	404,210
Hitachi High-Technologies Corp.	5,600	128,600
Hitachi Ltd.*	469,000	1,744,968
HOYA Corp.	39,200	1,079,333
Ibiden Co. Ltd.	13,900	479,762
Keyence Corp.	3,910	936,204
Kyocera Corp.	15,700	1,532,499
Mabuchi Motor Co. Ltd.(a)	2,900	167,242
Mitsumi Electric Co., Ltd.(a)	11,000	241,170
Murata Manufacturing Co., Ltd.	22,700	1,291,787
Nidec Corp.	10,400	1,115,107
Nippon Electric Glass Co. Ltd.	37,500	529,310
Omron Corp.	23,200	539,657
Shimadzu Corp.	21,000	168,503
TDK Corp.	12,700	846,645
Yaskawa Electric Corp.(a)	24,000	219,900
Yokogawa Electric Corp.	18,600	162,464

		13,480,669

Food & Staples Retailing 0.3%
AEON Co., Ltd.(a)	59,800	679,585
FamilyMart Co. Ltd.	5,700	181,498
Lawson, Inc.	7,700	328,833
Seven & I Holdings Co. Ltd.	78,900	1,908,677
UNY Co. Ltd.	11,000	91,119

		3,189,712

Food Products 0.2%
Ajinomoto Co., Inc.	63,000	624,630
Kikkoman Corp.	15,000	175,798
MEIJI Holdings Co. Ltd.	5,340	207,216
Nippon Meat Packers, Inc.	22,000	278,335
Nisshin Seifun Group, Inc.	17,000	219,548
Nissin Food Holdings Co. Ltd.(a)	8,700	292,831
Toyo Suisan Kaisha Ltd.	11,000	284,604
Yakult Honsha Co. Ltd.(a)	7,800	210,461
Yamazaki Baking Co. Ltd.	12,000	148,643

		2,442,066

Gas Utilities 0.2%
Osaka Gas Co. Ltd.	182,000	652,519
Toho Gas Co. Ltd.	39,000	212,948
Tokyo Gas Co., Ltd.	247,000	1,089,468

		1,954,935

Health Care Equipment & Supplies 0.2%
Olympus Corp.	22,000	707,208
Sysmex Corp.	4,000	234,804
Terumo Corp.	18,200	970,355

		1,912,367

Health Care Providers & Services 0.0%†
Alfresa Holdings Corp.	2,300	99,218
Mediceo Paltac Holdings Co. Ltd.	11,700	138,716
Suzuken Co. Ltd.	5,700	201,209

		439,143

Hotels, Restaurants & Leisure 0.0%†
McDonald’s Holdings Co., (Japan) Ltd.	7,626	154,825
Oriental Land Co. Ltd.	4,900	341,825

		496,650

Household Durables 1.0%
Casio Computer Co. Ltd.(a)	22,600	174,146
Makita Corp.	11,600	382,917
Panasonic Corp.	196,000	3,004,883
Rinnai Corp.(a)	4,100	215,531
Sanyo Electric Co. Ltd.*	210,000	337,218
Sekisui Chemical Co. Ltd.	41,000	278,003
Sekisui House Ltd.	57,000	570,515
Sharp Corp.(a)	106,000	1,327,414
Sony Corp.	102,000	3,908,271

		10,198,898

Household Products 0.2%
Kao Corp.	53,000	1,344,165
Unicharm Corp.	4,900	473,081

		1,817,246

Independent Power Producers & Energy Traders 0.1%
Electric Power Development Co. Ltd.	15,200	501,188

Industrial Conglomerates 0.0%†
Hankyu Hanshin Holdings, Inc.	103,000	477,711

Information Technology Services 0.1%
Itochu Techno-Solutions Corp.	1,300	42,720
Nomura Research Institute Ltd.	12,800	291,780
NTT Data Corp.	119	396,783
Obic Co. Ltd.	330	59,970
Otsuka Corp.	700	44,519

		835,772

Insurance 0.5%
MS&AD Insurance Group Holdings	51,241	1,425,052
Nipponkoa Insurance Co. Ltd.(b)	74,000	464,627
Sompo Japan Insurance, Inc.(a)(b)	90,000	631,511
Sony Financial Holdings, Inc.	80	262,972
T&D Holdings, Inc.	29,750	705,922
Tokio Marine Holdings, Inc.	70,800	1,995,935

		5,486,019

Internet & Catalog Retail 0.1%
Dena Co., Ltd.	32	236,944
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT International Index Fund

		Market
	Shares	Value

Common Stocks (continued)
JAPAN (continued)
Internet & Catalog Retail (continued)
Rakuten, Inc.	651	$470,954

		707,898

Internet Software & Services 0.0%†
Yahoo! Japan Corp.	1,304	475,637

Leisure Equipment & Products 0.2%
Namco Bandai Holdings, Inc.(a)	19,000	185,303
Nikon Corp.	35,000	765,206
Sankyo Co. Ltd.(a)	5,100	252,477
Sega Sammy Holdings, Inc.	15,700	190,220
Shimano, Inc.	5,500	243,804
Yamaha Corp.	15,400	199,098

		1,836,108

Machinery 1.1%
Amada Co. Ltd.	42,000	352,710
Fanuc Ltd.	19,900	2,115,080
Hino Motors Ltd.	20,000	84,564
Hitachi Construction Machinery Co. Ltd.(a)	12,500	295,868
IHI Corp.	108,000	197,859
Japan Steel Works Ltd. (The)	37,000	424,565
JTEKT Corp.	18,100	214,273
Kawasaki Heavy Industries Ltd.(a)	161,000	445,280
Komatsu Ltd.	99,000	2,079,939
Kubota Corp.	105,000	958,676
Kurita Water Industries Ltd.	12,900	365,910
Minebea Co. Ltd.	35,000	213,229
Mitsubishi Heavy Industries Ltd.	322,000	1,335,750
Mitsui Engineering & Shipbuilding Co. Ltd.(a)	68,000	169,727
NGK Insulators Ltd.	27,000	551,940
NSK Ltd.(a)	53,000	419,208
NTN Corp.	35,000	158,329
SMC Corp.	5,400	734,383
Sumitomo Heavy Industries Ltd.	48,000	289,614
THK Co. Ltd.	15,100	330,120

		11,737,024

Marine 0.2%
Kawasaki Kisen Kaisha Ltd.*	74,000	295,619
Mitsui OSK Lines Ltd.	123,000	884,500
Nippon Yusen KK	164,000	648,620

		1,828,739

Media 0.1%
Dentsu, Inc.(a)	17,801	468,399
Fuji Media Holdings, Inc.	85	126,063
Hakuhodo DY Holdings, Inc.	1,250	65,887
Jupiter Telecommunications Co. Ltd.	200	231,288
Toho Co. Ltd.	9,200	148,303

		1,039,940

Metals & Mining 0.7%
Daido Steel Co. Ltd.	14,000	58,944
Dowa Holdings Co. Ltd.	28,050	169,145
Hitachi Metals Ltd.(a)	16,000	168,450
JFE Holdings, Inc.	48,800	1,968,919
Kobe Steel Ltd.	275,000	592,133
Maruichi Steel Tube Ltd.	1,600	32,463
Mitsubishi Materials Corp.*	109,000	313,973
Mitsui Mining & Smelting Co. Ltd.	34,000	101,998
Nippon Steel Corp.	530,000	2,084,085
Nisshin Steel Co. Ltd.	40,000	83,525
Sumitomo Metal Industries Ltd.	361,000	1,094,433
Sumitomo Metal Mining Co. Ltd.	57,000	848,046
Tokyo Steel Manufacturing Co. Ltd.	10,100	126,622
Yamato Kogyo Co., Ltd.	3,900	129,741

		7,772,477

Multiline Retail 0.1%
Isetan Mitsukoshi Holdings Ltd.(a)	31,060	334,140
J. Front Retailing Co. Ltd.	48,400	285,269
Marui Group Co. Ltd.	24,700	179,180
Takashimaya Co., Ltd.(a)	29,000	238,421

		1,037,010

Office Electronics 0.6%
Brother Industries Ltd.	19,200	232,567
Canon, Inc.	105,900	4,898,431
Konica Minolta Holdings, Inc.	51,500	602,362
Ricoh Co., Ltd.	63,000	986,734

		6,720,094

Oil, Gas & Consumable Fuels 0.2%
Cosmo Oil Co. Ltd.(a)	45,000	109,013
Idemitsu Kosan Co. Ltd.	2,000	151,696
INPEX Corp.	75	550,803
Japan Petroleum Exploration Co.	2,300	116,783
Nippon Mining Holdings, Inc.(b)	95,000	444,058
Nippon Oil Corp.(a)(b)	137,000	690,202
Showa Shell Sekiyu KK(a)	18,200	123,266
TonenGeneral Sekiyu KK	23,000	194,387

		2,380,208

Paper & Forest Products 0.1%
Nippon Paper Group, Inc.	8,500	218,712
OJI Paper Co. Ltd.	88,000	386,229

		604,941

Personal Products 0.1%
Shiseido Co. Ltd.	38,000	826,903

Pharmaceuticals 1.0%
Astellas Pharma, Inc.	47,300	1,713,357
Chugai Pharmaceutical Co. Ltd.	20,900	392,562
Daiichi Sankyo Co. Ltd.	71,000	1,331,166
Dainippon Sumitomo Pharma Co. Ltd.(a)	22,000	201,864
Eisai Co. Ltd.(a)	26,400	941,368
Hisamitsu Pharmaceutical Co., Inc.	6,400	238,144
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT International Index Fund

		Market
	Shares	Value

Common Stocks (continued)
JAPAN (continued)
Pharmaceuticals (continued)
Kyowa Hakko Kirin Co. Ltd.	21,000	$216,888
Mitsubishi Tanabe Pharma Corp.	22,000	310,875
Ono Pharmaceutical Co. Ltd.(a)	7,900	352,070
Santen Pharmaceutical Co. Ltd.	7,100	213,552
Shionogi & Co. Ltd.	33,000	628,099
Taisho Pharmaceutical Co. Ltd.	10,000	181,731
Takeda Pharmaceutical Co. Ltd.(a)	77,000	3,390,613
Tsumura & Co.	5,800	168,458

		10,280,747

Real Estate Investment Trusts (REITs) 0.1%
Japan Prime Realty Investment Corp.	46	102,437
Japan Real Estate Investment Corp.(a)	55	469,293
Japan Retail Fund Investment Corp.	116	136,735
Nippon Building Fund, Inc.	59	508,400
Nomura Real Estate Office Fund, Inc.	23	129,329

		1,346,194

Real Estate Management & Development 0.5%
Aeon Mall Co. Ltd.	5,800	122,504
Daito Trust Construction Co. Ltd.	8,800	425,505
Daiwa House Industry Co. Ltd.	55,000	621,667
Mitsubishi Estate Co. Ltd.	116,000	1,901,113
Mitsui Fudosan Co., Ltd.	83,000	1,412,730
Nomura Real Estate Holdings, Inc.	8,400	129,743
NTT Urban Development Corp.(a)	93	78,738
Sumitomo Realty & Development Co., Ltd.	41,000	782,356
Tokyo Tatemono Co. Ltd.	51,000	183,798
Tokyu Land Corp.	42,000	160,766

		5,818,920

Road & Rail 0.7%
Central Japan Railway Co.	146	1,112,937
East Japan Railway Co.	33,976	2,363,953
Keihin Electric Express Railway Co. Ltd.(a)	37,000	304,064
Keio Corp.	67,000	452,697
Keisei Electric Railway Co. Ltd.	20,000	121,859
Kintetsu Corp.(a)	152,000	473,362
Nippon Express Co. Ltd.	98,000	422,078
Odakyu Electric Railway Co. Ltd.(a)	59,000	491,351
Tobu Railway Co. Ltd.(a)	91,000	505,459
Tokyu Corp.	126,000	527,488
West Japan Railway Co.	159	547,821

		7,323,069

Semiconductors & Semiconductor Equipment 0.3%
Advantest Corp.(a)	17,700	443,832
Elpida Memory, Inc.*	19,000	374,952
Rohm Co. Ltd.	9,500	710,832
Shinko Electric Industries Co. Ltd.	6,600	102,469
Sumco Corp.*	14,300	304,883
Tokyo Electron Ltd.	18,300	1,216,163

		3,153,131

Software 0.4%
Konami Corp.(a)	12,600	243,167
Nintendo Co., Ltd.	10,200	3,420,708
Oracle Corp. Japan	3,100	143,886
Square Enix Holdings Co. Ltd.(a)	6,000	131,373
Trend Micro, Inc.	11,500	401,434

		4,340,568

Specialty Retail 0.2%
ABC-Mart, Inc.	2,600	83,103
Fast Retailing Co. Ltd.	5,200	904,434
Nitori Co. Ltd.	4,450	337,880
Shimamura Co. Ltd.	2,100	186,177
USS Co. Ltd.	2,320	157,818
Yamada Denki Co. Ltd.(a)	8,300	613,345

		2,282,757

Textiles, Apparel & Luxury Goods 0.0%†
Asics Corp.	13,000	127,272
Nisshinbo Holdings, Inc.	7,000	72,582

		199,854

Tobacco 0.2%
Japan Tobacco, Inc.	439	1,634,328

Trading Companies & Distributors 1.0%
ITOCHU Corp.	160,000	1,404,348
Marubeni Corp.	177,000	1,101,685
Mitsubishi Corp.	125,700	3,300,846
Mitsui & Co., Ltd.	179,000	3,013,884
Sojitz Corp.	117,900	228,576
Sumitomo Corp.	108,400	1,248,287
Toyota Tsusho Corp.	25,000	392,740

		10,690,366

Transportation Infrastructure 0.0%†
Kamigumi Co. Ltd.	25,000	201,265
Mitsubishi Logistics Corp.(a)	11,000	136,875

		338,140

Wireless Telecommunication Services 0.5%
KDDI Corp.	286	1,480,569
NTT DoCoMo, Inc.(a)	1,587	2,415,369
Softbank Corp.	74,000	1,826,028

		5,721,966

		228,868,515

JERSEY 0.1%
Metals & Mining 0.1%
Randgold Resources Ltd.	9,591	735,973

LUXEMBOURG 0.6%
Energy Equipment & Services 0.1%
Tenaris SA	45,827	988,107

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT International Index Fund

		Market
	Shares	Value

Common Stocks (continued)
LUXEMBOURG (continued)
Energy Equipment & Services (continued)
Media 0.1%
SES FDR	31,494	$794,895

Metals & Mining 0.3%
ArcelorMittal(a)	85,302	3,740,092

Wireless Telecommunication Services 0.1%
Millicom International Cellular SA SDR	7,180	642,395

		6,165,489

MEXICO 0.0%†
Metals & Mining 0.0%†
Fresnillo PLC	20,163	259,672

NETHERLANDS 4.4%
Aerospace & Defense 0.1%
European Aeronautic Defence and Space Co. NV	44,428	892,494

Air Freight & Logistics 0.1%
TNT NV	39,583	1,133,548

Beverages 0.2%
Heineken Holding NV	12,690	564,591
Heineken NV	23,842	1,224,479

		1,789,070

Chemicals 0.2%
Akzo Nobel NV	22,964	1,308,012
Koninklijke DSM NV(a)	16,857	750,975

		2,058,987

Construction & Engineering 0.0%†
Koninklijke Boskalis Westminster NV	5,547	212,203

Construction Materials 0.0%†
James Hardie Industries SE CDI*	35,830	238,695

Diversified Financial Services 0.3%
ING Groep NV CVA*	354,708	3,514,285

Diversified Telecommunication Services 0.3%
Koninklijke (Royal) KPN NV	171,004	2,713,654

Energy Equipment & Services 0.1%
Fugro NV CVA	5,844	381,377
SBM Offshore NV	14,457	288,869

		670,246

Food & Staples Retailing 0.2%
Koninklijke Ahold NV	122,025	1,627,220

Food Products 0.5%
Unilever NV CVA	160,868	4,866,708

Industrial Conglomerates 0.3%
Koninklijke Philips Electronics NV(a)	98,110	3,147,972

Insurance 0.1%
Aegon NV*	156,922	1,071,210

Life Sciences Tools & Services 0.0%†
QIAGEN NV*	21,857	503,682

Media 0.1%
Reed Elsevier NV	78,411	951,582
Wolters Kluwer NV	31,000	671,623

		1,623,205

Oil, Gas & Consumable Fuels 1.7%
Royal Dutch Shell PLC, Class B	270,469	7,456,278
Royal Dutch Shell PLC, Class A	356,574	10,338,100

		17,794,378

Professional Services 0.0%†
Randstad Holding NV*	11,555	548,731

Real Estate Investment Trusts (REITs) 0.0%†
Corio NV	6,377	425,569

Semiconductors & Semiconductor Equipment 0.2%
ASML Holding NV(a)	46,032	1,632,064

Transportation Infrastructure 0.0%†
Koninklijke Vopak NV*	2,449	192,564

		46,656,485

NEW ZEALAND 0.1%
Construction Materials 0.1%
Fletcher Building Ltd.	72,157	427,428

Diversified Telecommunication Services 0.0%†
Telecom Corp of New Zealand Ltd.	224,100	344,622

Electric Utilities 0.0%†
Contact Energy Ltd.*(a)	23,957	108,871

Hotels, Restaurants & Leisure 0.0%†
Sky City Entertainment Group Ltd.	37,044	84,647

Transportation Infrastructure 0.0%†
Auckland International Airport Ltd.	76,960	105,949

		1,071,517

NORWAY 0.7%
Chemicals 0.1%
Yara International ASA	19,150	832,569

Commercial Banks 0.1%
DnB NOR ASA*	86,676	991,343

Diversified Telecommunication Services 0.1%
Telenor ASA*	80,200	1,088,432

Electrical Equipment 0.0%†
Renewable Energy Corp. ASA*(a)	39,105	183,066

Industrial Conglomerates 0.1%
Orkla ASA	78,442	694,016

Metals & Mining 0.1%
Norsk Hydro ASA*	76,716	585,668

Oil, Gas & Consumable Fuels 0.2%
StatoilHydro ASA	116,152	2,702,783

		7,077,877

PORTUGAL 0.3%
Commercial Banks 0.1%
Banco Comercial Portugues SA, Class R(a)	291,018	323,069
Banco Espirito Santo SA REG*(a)	51,366	277,173

		600,242

Construction Materials 0.0%†
Cimpor Cimentos de Portugal SGPS SA	22,687	171,254

Diversified Telecommunication Services 0.1%
Portugal Telecom SGPS SA REG	58,754	655,754

Electric Utilities 0.1%
EDP — Energias de Portugal SA	164,231	652,565

Food & Staples Retailing 0.0%†
Jeronimo Martins SGPS SA	21,486	217,590

Oil, Gas & Consumable Fuels 0.0%†
Galp Energia SGPS SA, Class B	16,889	293,224

Transportation Infrastructure 0.0%†
Brisa Auto-Estradas de Portugal SA	23,541	199,495

		2,790,124

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT International Index Fund

		Market
	Shares	Value

Common Stocks (continued)

SINGAPORE 1.4%
Aerospace & Defense 0.0%†
Singapore Technologies Engineering Ltd.	113,000	$257,288

Airlines 0.1%
Singapore Airlines Ltd.	48,866	530,389

Commercial Banks 0.5%
DBS Group Holdings Ltd.	169,500	1,728,181
Oversea-Chinese Banking Corp. Ltd.	257,000	1,597,184
United Overseas Bank Ltd.	124,000	1,699,235

		5,024,600

Distributors 0.0%†
Jardine Cycle & Carriage Ltd.	12,000	251,592

Diversified Financial Services 0.1%
Singapore Exchange Ltd.(a)	87,000	474,988

Diversified Telecommunication Services 0.2%
Singapore Telecommunications Ltd.	833,850	1,886,208

Food & Staples Retailing 0.0%†
Olam International Ltd.(a)	147,600	272,737

Food Products 0.1%
Golden Agri-Resources Ltd.*	797,612	329,991
Wilmar International Ltd.	142,294	680,079

		1,010,070

Industrial Conglomerates 0.2%
Fraser and Neave Ltd.	99,745	341,679
Keppel Corp. Ltd.	130,000	846,734
SembCorp Industries Ltd.	123,000	362,156

		1,550,569

Machinery 0.0%†
Cosco Corp. Singapore Ltd.(a)	157,000	138,780
SembCorp Marine Ltd.	80,800	241,417
Yangzijiang Shipbuilding Holdings Ltd.	114,200	94,535

		474,732

Marine 0.0%†
Neptune Orient Lines Ltd.	92,749	133,180

Media 0.0%†
Singapore Press Holdings Ltd.	147,000	401,014

Real Estate Investment Trusts (REITs) 0.1%
Ascendas Real Estate Investment Trust	129,466	177,507
CapitaMall Trust	267,200	337,478

		514,985

Real Estate Management & Development 0.1%
CapitaLand Ltd.	264,097	747,730
CapitaMalls Asia Ltd.*	133,300	215,346
City Developments Ltd.	50,000	378,188
UOL Group Ltd.	50,000	139,180

		1,480,444

Road & Rail 0.0%†
ComfortDelgro Corp. Ltd.	156,000	173,786

Wireless Telecommunication Services 0.0%†
StarHub Ltd.	75,475	123,527

		14,560,109

SPAIN 3.7%
Airlines 0.0%†
Iberia Lineas Aereas de Espana*	45,750	159,817

Biotechnology 0.0%†
Grifols SA(a)	9,418	140,644

Commercial Banks 1.6%
Banco Bilbao Vizcaya Argentaria SA(a)	353,893	4,839,471
Banco de Sabadell SA(a)	102,094	563,912
Banco de Valencia SA(a)	17,605	112,458
Banco Popular Espanol SA(a)	95,830	704,803
Banco Santander SA	809,498	10,737,190
Bankinter SA(a)	25,466	212,247

		17,170,081

Construction & Engineering 0.1%
ACS Actividades de Construccion y Servicios SA(a)	15,563	718,079
Ferrovial SA	46,087	447,806
Fomento de Construcciones y Contratas SA(a)	4,249	155,401
Sacyr Vallehermoso SA*(a)	6,352	55,919

		1,377,205

Diversified Financial Services 0.1%
Criteria Caixacorp SA	97,998	486,215

Diversified Telecommunication Services 0.9%
Telefonica SA	418,001	9,904,328

Electric Utilities 0.4%
Acciona SA	3,038	336,554
Iberdrola SA	361,422	3,060,400
Red Electrica Corp. SA	11,526	618,472

		4,015,426

Electrical Equipment 0.0%†
Gamesa Corp. Tecnologica SA	19,155	262,355

Gas Utilities 0.1%
Enagas	17,309	379,157
Gas Natural SDG SA	25,523	470,737

		849,894

Independent Power Producers & Energy Traders 0.1%
EDP Renovaveis SA*	18,291	142,916
Iberdrola Renovables SA	98,610	408,968

		551,884

Information Technology Services 0.0%†
Indra Sistemas SA	9,312	190,878

Insurance 0.0%†
Mapfre SA	89,954	329,844

Machinery 0.0%†
Zardoya Otis SA	11,019	191,115

Media 0.0%†
Gestevision Telecinco SA(a)	6,304	99,005

Metals & Mining 0.0%†
Acerinox SA	13,303	261,943

Oil, Gas & Consumable Fuels 0.2%
Repsol YPF SA	75,199	1,781,334

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT International Index Fund

		Market
	Shares	Value

Common Stocks (continued)
SPAIN (continued)
Specialty Retail 0.1%
Industria de Diseno Textil SA	21,381	$1,410,186

Transportation Infrastructure 0.1%
Abertis Infraestructuras SA	31,255	601,960

		39,784,114

SWEDEN 2.6%
Building Products 0.1%
Assa Abloy AB, Class B	33,800	661,102

Capital Markets 0.0%†
Ratos AB, Class B(a)	11,413	378,281

Commercial Banks 0.6%
Nordea Bank AB(a)	324,265	3,196,314
Skandinaviska Enskilda Banken AB, Class A*	160,880	1,024,760
Svenska Handelsbanken AB, Class A	47,800	1,402,499
Swedbank AB*	64,210	657,591

		6,281,164

Commercial Services & Supplies 0.0%†
Securitas AB, Class B	29,800	317,685

Communications Equipment 0.3%
Telefonaktiebolaget LM Ericsson, Class B	310,600	3,256,957

Construction & Engineering 0.1%
Skanska AB, Class B	42,800	777,387

Diversified Financial Services 0.1%
Investor AB, Class B	42,400	812,938
Kinnevik Investment AB, Class B	24,084	443,809

		1,256,747

Diversified Telecommunication Services 0.2%
Tele2 AB, Class B	33,400	556,839
TeliaSonera AB*(a)	220,500	1,565,645

		2,122,484

Health Care Equipment & Supplies 0.0%†
Getinge AB, Class B	22,877	548,543

Household Durables 0.1%
Electrolux AB(a)	24,115	552,355
Husqvarna AB, Class B*	37,778	274,988

		827,343

Machinery 0.6%
Alfa Laval AB(a)	37,375	549,788
Atlas Copco AB, Class A	67,294	1,042,958
Atlas Copco AB, Class B	34,760	486,894
Sandvik AB	100,088	1,250,350
Scania AB, Class B	27,865	441,077
SKF AB, Class B	41,675	740,336
Volvo AB, Class A*	37,988	376,452
Volvo AB, Class B	102,319	1,029,648

		5,917,503

Metals & Mining 0.0%†
SSAB, Class A(a)	21,156	380,391
Ssab Svenskt Stal AG(a)	11,408	185,256

		565,647

Oil, Gas & Consumable Fuels 0.0%†
Lundin Petroleum AB*	21,000	177,766

Paper & Forest Products 0.1%
Holmen AB, Class B(a)	4,600	123,914
Svenska Cellulosa AB, Class B	61,080	861,208

		985,122

Specialty Retail 0.3%
Hennes & Mauritz AB, Class B	50,525	3,285,481

Tobacco 0.1%
Swedish Match AB	27,400	654,786

		28,013,998

SWITZERLAND 8.1%
Biotechnology 0.0%†
Actelion Ltd. REG*	11,573	526,145

Building Products 0.1%
Geberit AG REG	3,908	699,182

Capital Markets 1.2%
Credit Suisse Group AG REG	113,886	5,861,987
GAM Holding Ltd.	17,596	215,781
Julius Baer Group Ltd.	21,248	769,070
UBS AG REG*	363,237	5,909,105

		12,755,943

Chemicals 0.3%
Givaudan SA REG	731	641,043
Syngenta AG REG	9,791	2,718,754

		3,359,797

Computers & Peripherals 0.0%†
Logitech International SA REG*	18,988	313,067

Construction Materials 0.2%
Holcim Ltd. REG*	25,574	1,905,908

Diversified Financial Services 0.0%†
Pargesa Holding SA	2,241	190,175

Diversified Telecommunication Services 0.1%
Swisscom AG REG	2,520	920,414

Electric Utilities 0.0%†
BKW FMB Energie AG	527	39,158

Electrical Equipment 0.5%
ABB Ltd. REG*	226,473	4,950,852

Food Products 1.8%
Aryzta AG(a)	6,949	304,388
Lindt & Spruengli AG	70	165,598
Lindt & Spruengli AG REG(a)	9	243,567
Nestle SA REG	355,488	18,215,918

		18,929,471

Health Care Equipment & Supplies 0.1%
Nobel Biocare Holding AG REG	14,223	380,019
Sonova Holding AG REG	4,426	549,358
Straumann Holding AG REG	578	143,709

		1,073,086

Insurance 0.6%
Baloise Holding AG REG	5,365	475,809
Swiss Life Holding AG REG*	3,450	452,443
Swiss Reinsurance Co. Ltd. REG*	35,919	1,762,382
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT International Index Fund

		Market
	Shares	Value

Common Stocks (continued)
SWITZERLAND (continued)
Insurance (continued)
Zurich Financial Services AG	15,183	$3,894,344

		6,584,978

Life Sciences Tools & Services 0.0%†
Lonza Group AG REG(a)	5,492	448,618

Machinery 0.1%
Schindler Holding AG REG	2,488	215,992
Schindler Holding AG	4,654	409,409

Marine 0.1%
Kuehne + Nagel International AG REG	6,105	616,844

Metals & Mining 0.3%
Xstrata PLC*	189,215	3,581,145

Pharmaceuticals 2.2%
Novartis AG REG	215,963	11,682,292
Roche Holding AG	71,641	11,635,253

		23,317,545

Professional Services 0.1%
Adecco SA REG	13,233	751,260
SGS SA REG	515	710,816

		1,462,076

Semiconductors & Semiconductor Equipment 0.1%
STMicroelectronics NV(a)	68,400	678,753

Textiles, Apparel & Luxury Goods 0.3%
Compagnie Financiere Richemont SA	54,679	2,120,192
Swatch Group AG, (The)	3,368	1,074,037
Swatch Group AG, (The) REG	4,122	245,318

		3,439,547

		86,418,105

UNITED KINGDOM 18.0%
Aerospace & Defense 0.4%
BAE Systems PLC	355,967	2,006,901
Cobham PLC	107,930	420,899
Rolls-Royce Group PLC*	188,017	1,702,275

		4,130,075

Airlines 0.0%†
British Airways PLC*	54,270	200,702

Beverages 0.7%
Diageo PLC	251,688	4,231,598
SABMiller PLC	92,938	2,725,986

		6,957,584

Capital Markets 0.2%
3I Group PLC	83,253	367,417
ICAP PLC	61,437	348,267
Investec PLC	38,164	311,984
Man Group PLC	185,064	677,444
Schroders PLC	9,051	193,348

		1,898,460

Chemicals 0.1%
Johnson Matthey PLC	20,200	536,236

Commercial Banks 3.2%
Barclays PLC	1,147,609	6,248,948
HSBC Holdings PLC	1,750,868	17,743,145
Lloyds Banking Group PLC*	3,789,263	3,598,146
Royal Bank of Scotland Group PLC*	1,732,798	1,147,867
Standard Chartered PLC	200,693	5,470,354

		34,208,460

Commercial Services & Supplies 0.1%
G4S PLC	112,998	448,513
Serco Group PLC	46,306	422,494

		871,007

Construction & Engineering 0.0%†
Balfour Beatty PLC	84,244	374,163

Containers & Packaging 0.0%†
Rexam PLC	83,136	369,551

Diversified Financial Services 0.0%†
London Stock Exchange Group PLC	14,539	156,771

Diversified Telecommunication Services 0.2%
BT Group PLC, Class A	810,958	1,522,255
Cable & Wireless Worldwide*	286,594	400,114
Inmarsat PLC	38,517	441,718
TalkTalk Telecom Group PLC*	30,794	60,281

		2,424,368

Electric Utilities 0.2%
Scottish & Southern Energy PLC	92,741	1,550,721

Energy Equipment & Services 0.1%
Amec PLC	38,977	472,581
Petrofac Ltd.	16,999	310,015

		782,596

Food & Staples Retailing 0.6%
J Sainsbury PLC	125,961	626,640
Tesco PLC	793,774	5,248,092
WM Morrison Supermarkets PLC	218,561	972,958

		6,847,690

Food Products 0.4%
Associated British Foods PLC	39,166	582,076
Unilever PLC	129,062	3,778,247

		4,360,323

Health Care Equipment & Supplies 0.1%
Smith & Nephew PLC	89,542	894,166

Hotels, Restaurants & Leisure 0.3%
Carnival PLC	18,097	742,896
Compass Group PLC	188,150	1,502,040
Intercontinental Hotels Group PLC	24,479	383,173
Thomas Cook Group PLC	69,436	284,448
Tui Travel PLC	53,323	244,286
Whitbread PLC	16,674	373,284

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

15

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT International Index Fund

		Market
	Shares	Value

Common Stocks (continued)
UNITED KINGDOM (continued)
Hotels, Restaurants & Leisure (continued)
		$3,530,127

Household Products 0.3%
Reckitt Benckiser Group PLC	61,027	3,353,066

Independent Power Producers & Energy Traders 0.1%
Drax Group PLC	46,087	261,534
International Power PLC	164,574	799,100

		1,060,634

Industrial Conglomerates 0.1%
Smiths Group PLC	36,547	630,470
Tomkins PLC	110,348	395,243

		1,025,713

Insurance 0.7%
Admiral Group PLC	15,545	311,651
Aviva PLC	272,694	1,593,041
Legal & General Group PLC	550,168	733,630
Old Mutual PLC*	543,425	1,009,569
Prudential PLC	250,542	2,072,648
Resolution Ltd.*	197,435	245,823
RSA Insurance Group PLC	363,585	703,888
Standard Life PLC	204,939	622,412

		7,292,662

Internet & Catalog Retail 0.0%†
Home Retail Group PLC	102,927	423,479

Machinery 0.0%†
Invensys PLC	70,419	363,707

Media 0.4%
British Sky Broadcasting Group PLC	116,802	1,067,119
Pearson PLC	83,104	1,302,833
Reed Elsevier PLC	130,106	1,036,296
WPP PLC	128,057	1,325,110

		4,731,358

Metals & Mining 2.2%
Anglo American PLC*	131,670	5,731,482
BHP Billiton PLC	221,966	7,586,364
Eurasian Natural Resources Corp.	28,213	509,783
Kazakhmys PLC*	23,529	543,897
Lonmin PLC*	13,500	417,933
Rio Tinto PLC	137,416	8,123,867
Vedanta Resources PLC	14,658	617,158

		23,530,484

Multiline Retail 0.2%
Marks & Spencer Group PLC	170,566	958,599
Next PLC	21,944	720,858

		1,679,457

Multi-Utilities 0.5%
Centrica PLC	526,891	2,352,640
National Grid PLC	244,705	2,382,052
United Utilities Group PLC	76,368	648,259

		5,382,951

Oil, Gas & Consumable Fuels 2.5%
BG Group PLC	338,949	5,869,862
BP PLC	1,886,904	17,859,843
Cairn Energy PLC*	150,815	954,973
Tullow Oil PLC	89,211	1,692,903

		26,377,581

Pharmaceuticals 1.6%
AstraZeneca PLC	145,791	6,500,209
GlaxoSmithKline PLC	521,880	10,017,370

		16,517,579

Professional Services 0.1%
Capita Group PLC (The)	57,792	663,635

Real Estate Investment Trusts (REITs) 0.2%
British Land Co. PLC	95,877	698,849
Hammerson PLC	65,338	389,898
Land Securities Group PLC	81,668	839,751
Liberty International PLC	41,660	317,719
Segro PLC	62,949	305,816

		2,552,033

Road & Rail 0.0%†
Firstgroup PLC	45,365	247,073

Software 0.1%
Autonomy Corp. PLC*	19,882	549,508
Sage Group PLC (The)	149,499	542,782

		1,092,290

Specialty Retail 0.1%
Carphone Warehouse Group PLC*	15,397	37,267
Kingfisher PLC	246,492	802,561

		839,828

Textiles, Apparel & Luxury Goods 0.0%†
Burberry Group PLC	41,901	454,126

Tobacco 0.9%
British American Tobacco PLC	200,141	6,899,960
Imperial Tobacco Group PLC	102,210	3,118,571

		10,018,531

Trading Companies & Distributors 0.1%
Bunzl PLC	29,274	320,391
Wolseley PLC*	26,940	650,963

		971,354

Water Utilities 0.1%
Severn Trent PLC	27,374	496,326

Wireless Telecommunication Services 1.2%
Vodafone Group PLC	5,291,043	12,237,753

		191,404,620

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT International Index Fund

		Market
	Shares	Value

Common Stocks (continued)
UNITED STATES 0.1%
Health Care Equipment & Supplies 0.1%
Synthes, Inc.	6,476	$809,078

Total Common Stocks (cost $1,110,468,947)		1,025,399,918

Preferred Stocks 0.4%
GERMANY 0.4%(a)
Automobiles 0.2%
Bayerische Motoren Werke AG	4,349	154,258
Porsche Automobil Holding SE	9,544	582,877
Volkswagen AG (a)	14,875	1,363,333

		2,100,468
Health Care Equipment & Supplies 0.1%
Fresenius SE	9,023	681,402

Household Products 0.1%
Henkel AG & Co. KGaA	19,200	1,034,095

Multi-Utilities 0.0%†
RWE AG	3,229	265,578

Total Preferred Stocks (cost $4,710,538)		4,081,543

	Number of	Market
	Rights	Value

Right 0.0%
GERMANY 0.0%†
Automobiles 0.0%†
Volkswagen AG 4/13/2010*	13,740	8,537

Total Right (cost $-)		8,537

		Market
	Shares	Value

Mutual Fund 0.3%
Money Market Fund 0.3%
Invesco AIM Liquid Assets Portfolio, 0.11% (c)	3,496,445	3,496,445

Total Mutual Fund (cost $3,496,445)		3,496,445

	Principal	Market
	Amount	Value

Repurchase Agreement 6.0%
Morgan Stanley, 0.02%, dated 3/31/10, due 4/01/10, repurchase price $64,122,896, collateralized by U.S. Government Agency Mortgage Securities 4.50%-6.50%, maturing 01/01/19-03/01/40; total market value of $65,412,052. (d)	$64,122,860	64,122,860

Total Repurchase Agreement (cost $64,122,860)		64,122,860

Total Investments (cost $1,182,798,790) (e) — 103.1%		1,097,109,303

Liabilities in excess of other assets — (3.1)%		(32,675,447)

NET ASSETS — 100.0%		$1,064,433,856

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at March 31, 2010. The total value of securities on loan at March 31, 2010 was $61,132,440.

(b)	Fair Valued Security.

(c)	Represents 7-day effective yield as of March 31, 2010.

(d)	The security was purchased with cash collateral held from securities on loan. The total value of this security as of March 31, 2010 was $64,122,860.

(e)	At March 31, 2010, the tax basis cost of the Fund’s investments was $1,183,983,259, tax unrealized appreciation and depreciation were $53,019,169 and $(139,893,125), respectively.

†	Amount rounds to less than 0.1%.

AB	Stock Company

AG	Stock Corporation

AS	Stock Corporation

ASA	Stock Corporation

CDI	Clearing House Electronic Subregister System (CHESS) Depository Interest

CVA	Dutch Certificate

KGaA	Limited Partnership with shares

KK	Joint Stock Company

Ltd.	Limited

NV	Public Traded Company

OYJ	Public Traded Company

PLC	Public Limited Company
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

17

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT International Index Fund

REG	Registered Shares

REIT	Real Estate Investment Trust

RSP	Savings Shares

SA	Stock Company

SCA	Limited partnership with share capital

SCPA	Italian consortium joint-stock company

SE	Sweden

SGPS	Holding Enterprise

SpA	Limited Share Company
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT International Index Fund
At March 31, 2010, the Fund’s open futures contracts were as follows:

Number			Notional Value
of			Covered by	Unrealized
Contracts	Long Contracts	Expiration	Contracts	Appreciation

283	DJ Euro STOXX 50	06/18/10	$10,897,490	$59,319
56	E-Mini MSCI EAFE Index	06/18/10	4,406,640	73,208
87	FTSE 100 Index	06/18/10	7,407,122	40,129
58	OMXS30 Index	04/16/10	817,314	3,720
33	SPI 200 Index	06/17/10	3,693,702	34,007
65	Topix Index	06/10/10	6,796,181	384,574

			$34,018,449	$594,957

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

19

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT International Index Fund
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:

Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2010:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$—	$1,025,399,918	$—	$1,025,399,918
Futures Contracts	594,957	—	—	594,957
Mutual Fund	3,496,445	—	—	3,496,445
Preferred Stocks	—	4,081,543	—	4,081,543
Repurchase Agreement	—	64,122,860	—	64,122,860
Right	—	8,537	—	8,537

Total	$4,091,402	$1,093,612,858	$—	$1,097,704,260

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Rights	Warrants	Total

Balance as of 12/31/09	$—	$—	$—	$—
Accrued Accretion/(Amortization)	—	—	—	—
Change in Unrealized Appreciation/(Depreciation)	—	—	—	—
Realized gains/(losses)	—	—	—	—
Net Purchases/(Sales)	—	—	—	—
Transfers In/(Out) of Level 3	—	—	—	—

Balance as of 03/31/10	$—	$—	$—	$—

Amounts designated as “-”, which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

20

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT International Index Fund
The Fund is subject to the provisions of FASB ASC 815, “Derivatives and Hedging” (formerly known as SFAS 161). The standard requires enhanced disclosure about an entity’s derivative and hedging activities.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2010. Please see below for information on the Fund’s policy regarding the objectives and strategies for using futures contracts.
Futures Contracts
The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund may enter into financial futures contracts (“futures contracts”) to gain exposure to, or hedge against changes in, the value of equities. The Fund may also enter into futures contracts for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to enter into and maintain futures contracts may not exceed 5% of the Fund’s NAV after taking into account unrealized gains and unrealized losses on such futures contracts.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. Futures contracts involve minimal counterparty credit risk to the Fund because futures contracts are exchange-traded, and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees futures contracts against default.
Fair Values of Derivative Instruments as of March 31, 2010
     Derivatives not accounted for as hedging instruments under ASC 815

Fair Value

Assets:
Equity contracts	$594,957

Total	$594,957

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

21

Statement of Investments
March 31, 2010 (Unaudited)
NVIT Investor Destinations Aggressive Fund

		Market
	Shares	Value

Mutual Funds 100.1%
Equity Funds 95.2%
Nationwide International Index Fund, Institutional Class (a)	3,632,226	$25,934,096
NVIT International Index Fund, Class Y (a)	14,509,110	118,539,432
NVIT Mid Cap Index Fund, Class Y (a)	4,782,020	76,894,881
NVIT S&P 500 Index Fund, Class Y (a)	24,452,659	198,555,589
NVIT Small Cap Index Fund, Class Y (a)	6,317,448	51,613,550

Total Equity Funds (cost $558,388,667)		471,537,548

Fixed Income Fund 4.9%
NVIT Bond Index Fund, Class Y (a)	2,338,933	24,044,226

Total Fixed Income Fund (cost $23,535,445)		24,044,226

Total Mutual Funds (cost $581,924,112)		495,581,774

Total Investments (cost $581,924,112) (b) — 100.1%		495,581,774

Liabilities in excess of other assets — (0.1)%		(278,714)

NET ASSETS — 100.0%		$495,303,060

(a)	Investment in affiliate.

(b)	At March 31, 2010, the tax basis cost of the Fund’s investments was $602,272,394, tax unrealized appreciation and depreciation were $390,274 and $(107,080,894), respectively.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT Investor Destinations Aggressive Fund
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:
Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2010:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Mutual Funds	$495,581,774	$—	$—	$495,581,774

Total	$495,581,774	$—	$—	$495,581,774

Amounts designated as “-” are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments
March 31, 2010 (Unaudited)
NVIT Investor Destinations Balanced Fund

		Market
	Shares	Value

Mutual Funds 92.7%
Equity Funds 51.2%
NVIT International Index Fund, Class Y (a)	1,346,881	$11,004,022
NVIT Mid Cap Index Fund, Class Y (a)	601,760	9,676,300
NVIT S&P 500 Index Fund, Class Y (a)	2,935,014	23,832,314
NVIT Small Cap Index Fund, Class Y (a)	360,937	2,948,853

Total Equity Funds (cost $43,372,423)		47,461,489

Fixed Income Funds 36.9%
NVIT Bond Index Fund, Class Y (a)	2,658,326	27,327,590
NVIT Enhanced Income Fund, Class Y (a)	688,805	6,874,269

Total Fixed Income Funds (cost $34,253,266)		34,201,859

Money Market Fund 4.6%
NVIT Money Market Fund, Class Y, 0.00% (a)(b)	4,288,758	4,288,758

Total Money Market Fund (cost $4,288,758)		4,288,758

Total Mutual Funds (cost $81,914,447)		85,952,106

	Principal	Market
	Amount	Value

Fixed Contract 7.3%
Nationwide Fixed Contract, 3.60%(a)(c)	$6,787,884	6,787,884

Total Fixed Contract (cost $6,787,884)		6,787,884

Total Investments (cost $88,702,331) (d) — 100.0%		92,739,990

Other assets in excess of liabilities — 0.0%		38,287

NET ASSETS — 100.0%		$92,778,277

(a)	Investment in affiliate.

(b)	Represents 7-day effective yield as of March 31, 2010.

(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

(d)	At March 31, 2010, the tax basis cost of the Fund’s investments was $88,702,372, tax unrealized appreciation and depreciation were $4,089,025 and $(51,407), respectively.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT Investor Destinations Balanced Fund
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:
Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2010:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Fixed Contract	$—	$6,787,884	$—	$6,787,884
Mutual Funds	85,952,106	—	—	85,952,106

Total	$85,952,106	$6,787,884	$—	$92,739,990

Amounts designated as “-” are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments
March 31, 2010 (Unaudited)
NVIT Investor Destinations Capital Appreciation Fund

		Market
	Shares	Value

Mutual Funds 96.4%
Equity Funds 70.9%
NVIT International Index Fund, Class Y (a)	4,146,870	$33,879,927
NVIT Mid Cap Index Fund, Class Y (a)	1,442,001	23,187,373
NVIT S&P 500 Index Fund, Class Y (a)	6,844,177	55,574,715
NVIT Small Cap Index Fund, Class Y (a)	1,104,893	9,026,979

Total Equity Funds (cost $111,297,671)		121,668,994

Fixed Income Funds 23.3%
NVIT Bond Index Fund, Class Y (a)	3,261,742	33,530,712
NVIT Enhanced Income Fund, Class Y (a)	640,725	6,394,434

Total Fixed Income Funds (cost $40,000,114)		39,925,146

Money Market Fund 2.2%
NVIT Money Market Fund, Class Y, 0.00% (a)(b)	3,799,441	3,799,441

Total Money Market Fund (cost $3,799,441)		3,799,441

Total Mutual Funds (cost $155,097,226)		165,393,581

	Principal	Market
	Amount	Value

Fixed Contract 3.7%
Nationwide Fixed Contract, 3.60%(c)	$6,431,238	6,431,238

Total Fixed Contract (cost $6,431,238)		6,431,238

Total Investments (cost $161,528,464) (d) — 100.1%		171,824,819

Liabilities in excess of other assets — (0.1)%		(107,896)

NET ASSETS — 100.0%		$171,716,923

(a)	Investment in affiliate.

(b)	Represents 7-day effective yield as of March 31, 2010.

(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

(d)	At March 31, 2010, the tax basis cost of the Fund’s investments was $161,528,490, tax unrealized appreciation and depreciation were $10,371,298 and $(74,969), respectively.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT Investor Destinations Capital Appreciation Fund
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:
Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2010:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Fixed Contract	$—	$6,431,238	$—	$6,431,238
Mutual Funds	165,393,581	—	—	165,393,581

Total	$165,393,581	$6,431,238	$—	$171,824,819

Amounts designated as “-” are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments
March 31, 2010 (Unaudited)
NVIT Investor Destinations Conservative Fund

		Market
	Shares	Value

Mutual Funds 83.3%
Equity Funds 20.7%
NVIT International Index Fund, Class Y (a)	2,588,284	$21,146,279
NVIT Mid Cap Index Fund, Class Y (a)	1,397,530	22,472,284
NVIT S&P 500 Index Fund, Class Y (a)	5,349,209	43,435,577

Total Equity Funds (cost $74,368,895)		87,054,140

Fixed Income Funds 56.6%
NVIT Bond Index Fund, Class Y (a)	16,296,766	167,530,759
NVIT Enhanced Income Fund, Class Y (a)	7,022,629	70,085,835

Total Fixed Income Funds (cost $234,967,477)		237,616,594

Money Market Fund 6.0%
NVIT Money Market Fund, Class Y, 0.00% (a)(b)	25,391,759	25,391,759

Total Money Market Fund (cost $25,391,759)		25,391,759

Total Mutual Funds (cost $334,728,131)		350,062,493

	Principal	Market
	Amount	Value

Fixed Contract 16.8%
Nationwide Fixed Contract, 3.60%(a)(c)	$70,781,297	70,781,297

Total Fixed Contract (cost $70,781,297)		70,781,297

Total Investments (cost $405,509,428) (d) — 100.1%		420,843,790

Liabilities in excess of other assets — (0.1)%		(449,614)

NET ASSETS — 100.0%		$420,394,176

(a)	Investment in affiliate.

(b)	Represents 7-day effective yield as of March 31, 2010.

(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

(d)	At March 31, 2010, the tax basis cost of the Fund’s investments was $418,958,633, tax unrealized appreciation and depreciation were $2,532,862 and $(647,705), respectively.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT Investor Destinations Conservative Fund
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:
Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2010:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Fixed Contract	$—	$70,781,297	$—	$70,781,297
Mutual Funds	350,062,493	—	—	350,062,493

Total	$350,062,493	$70,781,297	$—	$420,843,790

Amounts designated as “-” are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments
March 31, 2010 (Unaudited)
NVIT Investor Destinations Moderate Fund

		Market
	Shares	Value

Mutual Funds 94.1%
Equity Funds 61.1%
Nationwide International Index Fund, Institutional Class (a)	5,460,582	$38,988,555
NVIT International Index Fund, Class Y (a)	46,541,840	380,246,835
NVIT Mid Cap Index Fund, Class Y (a)	18,494,808	297,396,511
NVIT S&P 500 Index Fund, Class Y (a)	106,572,835	865,371,421
NVIT Small Cap Index Fund, Class Y (a)	18,313,303	149,619,687

Total Equity Funds (cost $1,851,342,156)		1,731,623,009

Fixed Income Funds 30.1%
NVIT Bond Index Fund, Class Y (a)	67,543,396	694,346,110
NVIT Enhanced Income Fund, Class Y (a)	15,991,987	159,600,033

Total Fixed Income Funds (cost $839,341,413)		853,946,143

Money Market Fund 2.9%
NVIT Money Market Fund, Class Y, 0.00% (a)(b)	82,361,859	82,361,859

Total Money Market Fund (cost $82,361,859)		82,361,859

Total Mutual Funds (cost $2,773,045,428)		2,667,931,011

	Principal	Market
	Amount	Value

Fixed Contract 6.0%
Nationwide Fixed Contract, 3.60%(a)(c)	$171,506,153	171,506,153

Total Fixed Contract (cost $171,506,153)		171,506,153

Total Investments (cost $2,944,551,581) (d) — 100.1%		2,839,437,164

Liabilities in excess of other assets — (0.1)%		(1,671,936)

NET ASSETS — 100.0%		$2,837,765,228

(a)	Investment in affiliate.

(b)	Represents 7-day effective yield as of March 31, 2010.

(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

(d)	At March 31, 2010, the tax basis cost of the Fund’s investments was $3,002,684,082, tax unrealized appreciation and depreciation were $8,657,029 and $(171,903,947), respectively.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT Investor Destinations Moderate Fund
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:
Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2010:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Fixed Contract	$—	$171,506,153	$—	$171,506,153
Mutual Funds	2,667,931,011	—	—	2,667,931,011

Total	$2,667,931,011	$171,506,153	$—	$2,839,437,164

Amounts designated as “-” are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments
March 31, 2010 (Unaudited)
NVIT Investor Destinations Moderately Aggressive Fund

		Market
	Shares	Value

Mutual Funds 97.7%
Equity Funds 80.6%
Nationwide International Index Fund, Institutional Class (a)	10,634,175	$75,928,012
NVIT International Index Fund, Class Y (a)	46,384,097	378,958,072
NVIT Mid Cap Index Fund, Class Y (a)	18,076,052	290,662,913
NVIT S&P 500 Index Fund, Class Y (a)	80,864,161	656,616,989
NVIT Small Cap Index Fund, Class Y (a)	11,929,593	97,464,772

Total Equity Funds (cost $1,725,768,849)		1,499,630,758

Fixed Income Funds 17.1%
NVIT Bond Index Fund, Class Y (a)	26,433,263	271,733,942
NVIT Enhanced Income Fund, Class Y (a)	4,641,649	46,323,655

Total Fixed Income Funds (cost $312,389,463)		318,057,597

Total Mutual Funds (cost $2,038,158,312)		1,817,688,355

	Principal	Market
	Amount	Value

Fixed Contract 2.3%
Nationwide Fixed Contract, 3.60%(a)(b)	$43,601,802	43,601,802

Total Fixed Contract (cost $43,601,802)		43,601,802

Total Investments (cost $2,081,760,114) (c) — 100.0%		1,861,290,157

Other assets in excess of liabilities — 0.0%		599,657

NET ASSETS — 100.0%		$1,861,889,814

(a)	Investment in affiliate.

(b)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

(c)	At March 31, 2010, the tax basis cost of the Fund’s investments was $2,119,377,327, tax unrealized appreciation and depreciation were $5,018,327 and $(263,105,497), respectively.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT Investor Destinations Moderately Aggressive Fund
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:
Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2010:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Fixed Contract	$—	$43,601,802	$—	$43,601,802
Mutual Funds	1,817,688,355	—	—	1,817,688,355

Total Assets	$1,817,688,355	$43,601,802	$—	$1,861,290,157

Amounts designated as “-” are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments
March 31, 2010 (Unaudited)
NVIT Investor Destinations Moderately Conservative Fund

		Market
	Shares	Value

Mutual Funds 89.7%
Equity Funds 41.0%
NVIT International Index Fund, Class Y (a)	9,747,239	$79,634,943
NVIT Mid Cap Index Fund, Class Y (a)	5,267,936	84,708,416
NVIT S&P 500 Index Fund, Class Y (a)	20,204,123	164,057,478

Total Equity Funds (cost $331,400,598)		328,400,837

Fixed Income Funds 43.9%
NVIT Bond Index Fund, Class Y (a)	26,951,548	277,061,916
NVIT Enhanced Income Fund, Class Y (a)	7,477,876	74,629,198

Total Fixed Income Funds (cost $345,937,877)		351,691,114

Money Market Fund 4.8%
NVIT Money Market Fund, Class Y, 0.00% (a)(b)	39,175,466	39,175,466

Total Money Market Fund (cost $39,175,466)		39,175,466

Total Mutual Funds (cost $716,513,941)		719,267,417

	Principal	Market
	Amount	Value

Fixed Contract 10.3%
Nationwide Fixed Contract, 3.60%(a)(c)	$82,208,264	82,208,264

Total Fixed Contract (cost $82,208,264)		82,208,264

Total Investments (cost $798,722,205) (d) — 100.0%		801,475,681

Liabilities in excess of other assets — 0.0%		(341,987)

NET ASSETS — 100.0%		$801,133,694

(a)	Investment in affiliate.

(b)	Represents 7-day effective yield as of March 31, 2010.

(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

(d)	At March 31, 2010, the tax basis cost of the Fund’s investments was $826,613,486, and tax unrealized depreciation was $(25,137,805).
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT Investor Destinations Moderately Conservative Fund
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:
Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2010:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Fixed Contract	$—	$82,208,264	$—	$82,208,264
Mutual Funds	719,267,417	—	—	719,267,417

Total	$719,267,417	$82,208,264	$—	$801,475,681

Amounts designated as “-” are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments
March 31, 2010 (Unaudited)
NVIT Mid Cap Index Fund

		Market
	Shares	Value

Common Stocks 99.2%
Aerospace & Defense 0.6%
Alliant Techsystems, Inc. *	37,800	$3,073,140
BE Aerospace, Inc. *	116,176	3,537,559

		6,610,699

Airlines 0.3%
AirTran Holdings, Inc. *	154,500	784,860
Alaska Air Group, Inc. *	40,500	1,669,815
JetBlue Airways Corp. *	236,700	1,320,786

		3,775,461

Auto Components 0.7%
BorgWarner, Inc. *	134,000	5,116,120
Gentex Corp.	158,400	3,076,128

		8,192,248

Automobiles 0.1%
Thor Industries, Inc.	40,800	1,232,568

Beverages 0.3%
Hansen Natural Corp. *	80,800	3,505,104

Biotechnology 1.5%
OSI Pharmaceuticals, Inc. *	66,700	3,971,985
United Therapeutics Corp. *	54,300	3,004,419
Vertex Pharmaceuticals, Inc. *	229,790	9,391,517

		16,367,921

Building Products 0.2%
Lennox International, Inc.	55,900	2,477,488

Capital Markets 2.3%
Affiliated Managers Group, Inc. *	48,327	3,817,833
Apollo Investment Corp.	200,033	2,546,420
Eaton Vance Corp.	134,900	4,524,546
Greenhill & Co., Inc.	23,800	1,953,742
Jefferies Group, Inc. (a)	137,500	3,254,625
Raymond James Financial, Inc.	113,425	3,032,985
SEI Investments Co.	148,800	3,269,136
Waddell & Reed Financial, Inc., Class A	98,000	3,531,920

		25,931,207

Chemicals 3.7%
Albemarle Corp.	104,600	4,459,098
Ashland, Inc.	89,400	4,717,638
Cabot Corp.	75,100	2,283,040
Cytec Industries, Inc.	55,900	2,612,766
Intrepid Potash, Inc. *(a)	47,400	1,437,642
Lubrizol Corp.	78,400	7,190,848
Minerals Technologies, Inc.	21,700	1,124,928
Olin Corp.	90,200	1,769,724
RPM International, Inc.	148,300	3,164,722
Scotts Miracle-Gro Co. (The), Class A	51,800	2,400,930
Sensient Technologies Corp.	56,500	1,641,890
Terra Industries, Inc.	115,580	5,288,941
Valspar Corp.	115,800	3,413,784

		41,505,951

Commercial Banks 3.7%
Associated Banc-Corp.	193,215	2,666,367
BancorpSouth, Inc.	84,400	1,769,024
Bank of Hawaii Corp.	55,100	2,476,745
Cathay General Bancorp	85,100	991,415
City National Corp.	49,700	2,682,309
Commerce Bancshares, Inc.	83,791	3,447,162
Cullen/Frost Bankers, Inc.	68,860	3,842,388
FirstMerit Corp.	98,618	2,127,190
Fulton Financial Corp.	202,400	2,062,456
International Bancshares Corp.	60,100	1,381,699
PacWest Bancorp	33,850	772,457
Prosperity Bancshares, Inc.	53,300	2,185,300
SVB Financial Group *	47,100	2,197,686
Synovus Financial Corp.	567,100	1,865,759
TCF Financial Corp.	139,300	2,220,442
Trustmark Corp.	64,300	1,570,849
Valley National Bancorp (a)	170,095	2,614,360
Webster Financial Corp.	77,900	1,362,471
Westamerica Bancorp. (a)	33,600	1,937,040
Wilmington Trust Corp.	101,200	1,676,884

		41,850,003

Commercial Services & Supplies 1.5%
Brink’s Co. (The)	55,000	1,552,650
Clean Harbors, Inc. *	26,200	1,455,672
Copart, Inc. *	77,300	2,751,880
Corrections Corp of America *	132,700	2,635,422
Deluxe Corp.	59,000	1,145,780
Herman Miller, Inc.	64,800	1,170,288
HNI Corp.	52,200	1,390,086
Mine Safety Appliances Co.	35,100	981,396
Rollins, Inc.	49,650	1,076,412
Waste Connections, Inc. *	90,400	3,069,984

		17,229,570

Communications Equipment 1.9%
3Com Corp. *	453,400	3,486,646
ADC Telecommunications, Inc. *	110,954	811,074
ADTRAN, Inc.	64,100	1,689,035
Ciena Corp. *(a)	105,100	1,601,724
CommScope, Inc. *	107,755	3,019,295
F5 Networks, Inc. *	91,100	5,603,561
Palm, Inc. *(a)	189,800	713,648
Plantronics, Inc.	56,400	1,764,192
Polycom, Inc. *	96,400	2,947,912

		21,637,087

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (continued)
March 31, 2010 (Unaudited)
NVIT Mid Cap Index Fund

		Market
	Shares	Value

Common Stocks (continued)
Computers & Peripherals 0.4%
Diebold, Inc.	76,200	$2,420,112
NCR Corp. *	182,810	2,522,778

		4,942,890

Construction & Engineering 1.5%
Aecom Technology Corp. *	129,200	3,665,404
Granite Construction, Inc.	38,650	1,168,003
KBR, Inc.	184,260	4,083,202
Shaw Group, Inc. (The) *	96,105	3,307,934
URS Corp. *	96,300	4,777,443

		17,001,986

Construction Materials 0.4%
Martin Marietta Materials, Inc. (a)	51,280	4,284,444

Consumer Finance 0.2%
AmeriCredit Corp. *(a)	110,390	2,622,866

Containers & Packaging 1.4%
AptarGroup, Inc.	78,500	3,088,975
Greif, Inc., Class A	39,400	2,163,848
Packaging Corp. of America	118,300	2,911,363
Silgan Holdings, Inc.	31,200	1,879,176
Sonoco Products Co.	114,900	3,537,771
Temple-Inland, Inc.	122,800	2,508,804

		16,089,937

Distributors 0.3%
LKQ Corp. *	162,500	3,298,750

Diversified Consumer Services 1.9%
Brink’s Home Security Holdings, Inc. *	52,900	2,250,895
Career Education Corp. *	78,000	2,467,920
Corinthian Colleges, Inc. *(a)	100,400	1,766,036
ITT Educational Services, Inc. *	34,100	3,835,568
Matthews International Corp., Class A	35,220	1,250,310
Regis Corp.	66,200	1,236,616
Service Corp. International	290,900	2,670,462
Sotheby’s	76,900	2,390,821
Strayer Education, Inc. (a)	16,000	3,896,320

		21,764,948

Diversified Financial Services 0.4%
MSCI, Inc., Class A *	118,400	4,274,240

Diversified Telecommunication Services 0.4%
Cincinnati Bell, Inc. *	245,700	837,837
TW Telecom, Inc. *	171,600	3,114,540

		3,952,377

Electric Utilities 1.8%
Cleco Corp.	69,500	1,845,225
DPL, Inc.	137,200	3,730,468
Great Plains Energy, Inc.	155,457	2,886,836
Hawaiian Electric Industries, Inc.	105,800	2,375,210
IDACORP, Inc.	54,800	1,897,176
NV Energy, Inc.	269,610	3,324,291
PNM Resources, Inc.	99,550	1,247,362
Westar Energy, Inc.	125,300	2,794,190

		20,100,758

Electrical Equipment 1.4%
Ametek, Inc.	123,850	5,134,821
Hubbell, Inc., Class B	66,900	3,373,767
Regal-Beloit Corp.	42,000	2,495,220
Thomas & Betts Corp. *	60,200	2,362,248
Woodward Governor Co.	65,200	2,085,096

		15,451,152

Electronic Equipment, Instruments & Components 2.4%
Arrow Electronics, Inc. *	137,600	4,145,888
Avnet, Inc. *	173,900	5,217,000
Ingram Micro, Inc., Class A *	188,000	3,299,400
Itron, Inc. *	46,100	3,345,477
National Instruments Corp.	65,750	2,192,763
Tech Data Corp. *	58,500	2,451,150
Trimble Navigation Ltd. *	138,300	3,971,976
Vishay Intertechnology, Inc. *	214,350	2,192,800

		26,816,454

Energy Equipment & Services 2.2%
Atwood Oceanics, Inc. *	64,500	2,233,635
Exterran Holdings, Inc. *	71,830	1,736,131
Helix Energy Solutions Group, Inc. *	105,500	1,374,665
Oceaneering International, Inc. *	62,900	3,993,521
Patterson-UTI Energy, Inc.	175,900	2,457,323
Pride International, Inc. *	201,200	6,058,132
Superior Energy Services, Inc. *	89,870	1,889,068
Tidewater, Inc.	59,300	2,803,111
Unit Corp. *	46,400	1,961,792

		24,507,378

Food & Staples Retailing 0.3%
BJ’s Wholesale Club, Inc. *	63,800	2,359,962
Ruddick Corp.	46,900	1,483,916

		3,843,878

Food Products 1.7%
Corn Products International, Inc.	85,970	2,979,720
Flowers Foods, Inc.	88,800	2,196,912
Green Mountain Coffee Roasters, Inc. *	40,100	3,882,482
Lancaster Colony Corp.	22,500	1,326,600
Ralcorp Holdings, Inc. *	62,700	4,249,806
Smithfield Foods, Inc. *	161,790	3,355,525
Tootsie Roll Industries, Inc. (a)	31,474	850,734

		18,841,779

Gas Utilities 1.8%
AGL Resources, Inc.	88,900	3,435,985
Atmos Energy Corp.	106,400	3,039,848
Energen Corp.	82,200	3,824,766
National Fuel Gas Co.	92,900	4,696,095
UGI Corp.	125,000	3,317,500
WGL Holdings, Inc.	57,600	1,995,840

		20,310,034

Health Care Equipment & Supplies 4.0%
Beckman Coulter, Inc.	80,100	5,030,280
Edwards Lifesciences Corp. *	64,800	6,407,424
Gen-Probe, Inc. *	56,400	2,820,000
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (continued)
March 31, 2010 (Unaudited)
NVIT Mid Cap Index Fund

		Market
	Shares	Value

Common Stocks (continued)
Health Care Equipment & Supplies (continued)
Hill-Rom Holdings, Inc.	72,620	$1,975,990
Hologic, Inc. *	296,400	5,495,256
IDEXX Laboratories, Inc. *(a)	67,300	3,873,115
Immucor, Inc. *	80,600	1,804,634
Kinetic Concepts, Inc. *	71,100	3,399,291
Masimo Corp.	59,700	1,585,035
ResMed, Inc. *	86,100	5,480,265
STERIS Corp.	67,500	2,272,050
Teleflex, Inc.	45,600	2,921,592
Thoratec Corp. *	65,300	2,184,285

		45,249,217

Health Care Providers & Services 3.4%
Community Health Systems, Inc. *	106,700	3,940,431
Health Management Associates, Inc., Class A *	285,250	2,453,150
Health Net, Inc. *	114,800	2,855,076
Henry Schein, Inc. *	103,900	6,119,710
Kindred Healthcare, Inc. *	45,290	817,485
LifePoint Hospitals, Inc. *	62,900	2,313,462
Lincare Holdings, Inc. *	75,330	3,380,810
Omnicare, Inc.	137,100	3,878,559
Owens & Minor, Inc.	48,100	2,231,359
Psychiatric Solutions, Inc. *	64,500	1,922,100
Universal Health Services, Inc., Class B	111,100	3,898,499
VCA Antech, Inc. *	98,200	2,752,546
WellCare Health Plans, Inc. *	48,590	1,447,982

		38,011,169

Health Care Technology 0.6%
Cerner Corp. *	77,930	6,628,726

Hotels, Restaurants & Leisure 2.2%
Bally Technologies, Inc. *	63,000	2,554,020
Bob Evans Farms, Inc.	35,900	1,109,669
Boyd Gaming Corp. *(a)	63,800	630,344
Brinker International, Inc.	117,340	2,262,315
Burger King Holdings, Inc.	105,300	2,238,678
Cheesecake Factory, Inc. (The) *	69,150	1,871,199
Chipotle Mexican Grill, Inc. *	36,220	4,080,908
International Speedway Corp., Class A	35,400	912,258
Life Time Fitness, Inc. *(a)	47,560	1,336,436
Panera Bread Co., Class A *	36,100	2,761,289
Scientific Games Corp., Class A *	74,600	1,050,368
Wendy’s/Arby’s Group, Inc., Class A	410,350	2,051,750
WMS Industries, Inc. *	60,200	2,524,788

		25,384,022

Household Durables 1.8%
American Greetings Corp., Class A	45,300	944,052
KB Home (b)	85,000	1,423,750
M.D.C. Holdings, Inc.	43,200	1,495,152
Mohawk Industries, Inc. *	64,500	3,507,510
NVR, Inc. *	7,012	5,094,218
Ryland Group, Inc.	50,300	1,128,732
Toll Brothers, Inc. *	157,700	3,280,160
Tupperware Brands Corp.	72,300	3,486,306

		20,359,880

Household Products 0.9%
Church & Dwight Co., Inc.	80,950	5,419,602
Energizer Holdings, Inc. *	80,060	5,024,566

		10,444,168

Independent Power Producers & Energy Traders 0.1%
Dynegy, Inc., Class A *	561,100	706,986

Industrial Conglomerates 0.2%
Carlisle Cos., Inc.	70,400	2,682,240

Information Technology Services 2.7%
Acxiom Corp. *	91,400	1,639,716
Alliance Data Systems Corp. *(a)	60,000	3,839,400
Broadridge Financial Solutions, Inc.	154,340	3,299,789
Convergys Corp. *	137,400	1,684,524
DST Systems, Inc.	44,200	1,832,090
Gartner, Inc. *	69,200	1,539,008
Global Payments, Inc.	93,090	4,240,250
Hewitt Associates, Inc., Class A *	95,600	3,802,968
Lender Processing Services, Inc.	109,400	4,129,850
Mantech International Corp., Class A *	25,600	1,250,048
NeuStar, Inc., Class A *	85,460	2,153,592
SRA International, Inc., Class A *	49,600	1,031,184

		30,442,419

Insurance 4.6%
American Financial Group, Inc.	87,350	2,485,108
Arthur J Gallagher & Co.	117,000	2,872,350
Brown & Brown, Inc.	135,400	2,426,368
Everest Re Group Ltd.	68,000	5,503,240
Fidelity National Financial, Inc., Class A	264,665	3,922,335
First American Corp.	116,200	3,932,208
Hanover Insurance Group, Inc. (The) (a)	57,500	2,507,575
HCC Insurance Holdings, Inc.	129,250	3,567,300
Horace Mann Educators Corp.	45,500	685,230
Mercury General Corp.	41,300	1,805,636
Old Republic International Corp.	276,337	3,503,953
Protective Life Corp.	98,000	2,155,020
Reinsurance Group of America, Inc.	83,600	4,390,672
StanCorp Financial Group, Inc.	54,100	2,576,783
Transatlantic Holdings, Inc.	73,800	3,896,640
Unitrin, Inc.	57,900	1,624,095
W.R. Berkley Corp.	148,950	3,886,105

		51,740,618

Internet & Catalog Retail 0.3%
Netflix, Inc. *(a)	48,450	3,572,703

Internet Software & Services 0.9%
AOL, Inc. *	123,800	3,129,664
Digital River, Inc. *	44,430	1,346,229
Equinix, Inc. *	45,100	4,390,034
ValueClick, Inc. *	98,300	996,762

		9,862,689

Life Sciences Tools & Services 2.0%
Affymetrix, Inc. *	81,800	600,412
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (continued)
March 31, 2010 (Unaudited)
NVIT Mid Cap Index Fund

		Market
	Shares	Value

Common Stocks (continued)
Life Sciences Tools & Services (continued)
Bio-Rad Laboratories, Inc., Class A *	22,300	$2,308,496
Charles River Laboratories International, Inc. *	75,700	2,975,767
Covance, Inc. *	73,600	4,518,304
Mettler-Toledo International, Inc. *	38,800	4,236,960
Pharmaceutical Product Development, Inc.	135,800	3,225,250
Techne Corp.	42,800	2,725,932
Varian, Inc. *	33,500	1,734,630

		22,325,751

Machinery 5.6%
AGCO Corp. *	106,200	3,809,394
Bucyrus International, Inc.	92,700	6,117,273
Crane Co.	53,800	1,909,900
Donaldson Co., Inc.	88,800	4,006,656
Federal Signal Corp.	56,400	508,164
Graco, Inc.	69,450	2,222,400
Harsco Corp.	92,300	2,948,062
IDEX Corp.	92,830	3,072,673
Joy Global, Inc.	118,000	6,678,800
Kennametal, Inc.	93,500	2,629,220
Lincoln Electric Holdings, Inc.	48,900	2,656,737
Nordson Corp.	38,600	2,621,712
Oshkosh Corp. *	102,800	4,146,952
Pentair, Inc.	113,000	4,025,060
SPX Corp.	56,610	3,754,375
Terex Corp. *(b)	124,200	2,820,582
Timken Co.	91,200	2,736,912
Trinity Industries, Inc.	91,100	1,818,356
Valmont Industries, Inc.	22,900	1,896,807
Wabtec Corp.	54,640	2,301,437

		62,681,472

Marine 0.4%
Alexander & Baldwin, Inc.	47,600	1,573,180
Kirby Corp. *	61,800	2,357,670

		3,930,850

Media 0.8%
DreamWorks Animation SKG, Inc., Class A *	86,700	3,415,113
Harte-Hanks, Inc.	44,250	569,055
John Wiley & Sons, Inc., Class A	49,200	2,129,376
Lamar Advertising Co., Class A *	61,200	2,102,220
Scholastic Corp.	29,500	826,000

		9,041,764

Metals & Mining 1.1%
Carpenter Technology Corp.	50,580	1,851,228
Commercial Metals Co.	129,400	1,948,764
Reliance Steel & Aluminum Co.	73,500	3,618,405
Steel Dynamics, Inc.	247,700	4,327,319
Worthington Industries, Inc.	70,000	1,210,300

		12,956,016

Multiline Retail 0.7%
99 Cents Only Stores *	52,400	854,120
Dollar Tree, Inc. *	101,150	5,990,103
Saks, Inc. *(a)	183,200	1,575,520

		8,419,743

Multi-Utilities 1.9%
Alliant Energy Corp.	127,100	4,227,346
Black Hills Corp.	44,700	1,356,645
MDU Resources Group, Inc.	215,750	4,655,885
NSTAR	122,700	4,346,034
OGE Energy Corp.	111,200	4,330,128
Vectren Corp.	93,200	2,303,904

		21,219,942

Office Electronics 0.2%
Zebra Technologies Corp., Class A *	68,500	2,027,600

Oil, Gas & Consumable Fuels 3.6%
Arch Coal, Inc.	186,200	4,254,670
Bill Barrett Corp. *	44,430	1,364,445
Cimarex Energy Co.	96,090	5,705,824
Comstock Resources, Inc. *	53,600	1,704,480
Forest Oil Corp. *	128,970	3,330,006
Frontier Oil Corp.	120,100	1,621,350
Mariner Energy, Inc. *	116,900	1,749,993
Newfield Exploration Co. *	152,300	7,927,215
Overseas Shipholding Group, Inc.	30,230	1,185,923
Patriot Coal Corp. *	86,100	1,761,606
Plains Exploration & Production Co. *	160,080	4,800,799
Quicksilver Resources, Inc. *	136,000	1,913,520
Southern Union Co.	142,500	3,615,225

		40,935,056

Paper & Forest Products 0.1%
Louisiana-Pacific Corp. *	141,110	1,277,045

Personal Products 0.5%
Alberto-Culver Co.	98,070	2,564,531
NBTY, Inc. *	71,150	3,413,777

		5,978,308

Pharmaceuticals 1.2%
Endo Pharmaceuticals Holdings, Inc. *	134,360	3,182,988
Medicis Pharmaceutical Corp., Class A	66,600	1,675,656
Perrigo Co.	92,200	5,413,984
Valeant Pharmaceuticals International *	75,800	3,252,578

		13,525,206

Professional Services 1.1%
Corporate Executive Board Co. (The)	39,600	1,052,964
FTI Consulting, Inc. *	53,300	2,095,756
Korn/Ferry International *	53,000	935,450
Manpower, Inc.	90,100	5,146,512
Navigant Consulting, Inc. *	56,080	680,250
Towers Watson & Co., Class A	49,000	2,327,500

		12,238,432

Real Estate Investment Trusts (REITs) 7.1%
Alexandria Real Estate Equities, Inc.	50,350	3,403,660
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (continued)
March 31, 2010 (Unaudited)
NVIT Mid Cap Index Fund

		Market
	Shares	Value

Common Stocks (continued)
Real Estate Investment Trusts (REITs) (continued)
AMB Property Corp.	170,970	$4,657,223
BRE Properties, Inc.	61,300	2,191,475
Camden Property Trust	73,700	3,068,131
Corporate Office Properties Trust SBI MD	66,900	2,684,697
Cousins Properties, Inc.	109,977	913,912
Duke Realty Corp.	257,330	3,190,892
Equity One, Inc.	38,040	718,576
Essex Property Trust, Inc.	33,500	3,013,325
Federal Realty Investment Trust	70,300	5,118,543
Highwoods Properties, Inc.	81,700	2,592,341
Hospitality Properties Trust	141,740	3,394,673
Liberty Property Trust	129,400	4,391,836
Macerich Co. (The)	112,102	4,294,628
Mack-Cali Realty Corp.	90,810	3,201,052
Nationwide Health Properties, Inc.	134,520	4,728,378
Omega Healthcare Investors, Inc.	97,400	1,898,326
Potlatch Corp.	45,698	1,601,258
Rayonier, Inc.	91,277	4,146,714
Realty Income Corp. (a)	119,800	3,676,662
Regency Centers Corp.	92,300	3,458,481
Senior Housing Properties Trust	146,300	3,240,545
SL Green Realty Corp.	89,200	5,108,484
UDR, Inc.	174,583	3,079,644
Weingarten Realty Investors	119,700	2,580,732

		80,354,188

Real Estate Management & Development 0.3%
Jones Lang LaSalle, Inc.	48,030	3,500,907

Road & Rail 1.2%
Con-way, Inc.	56,600	1,987,792
J.B. Hunt Transport Services, Inc.	100,600	3,609,528
Kansas City Southern *	110,000	3,978,700
Landstar System, Inc.	58,400	2,451,632
Werner Enterprises, Inc.	50,250	1,164,292

		13,191,944

Semiconductors & Semiconductor Equipment 2.5%
Atmel Corp. *	521,100	2,621,133
Cree, Inc. *	121,700	8,545,774
Fairchild Semiconductor International, Inc. *	142,300	1,515,495
Integrated Device Technology, Inc. *	190,630	1,168,562
International Rectifier Corp. *	81,900	1,875,510
Intersil Corp., Class A	141,000	2,081,160
Lam Research Corp. *	146,580	5,470,366
RF Micro Devices, Inc. *	308,000	1,533,840
Semtech Corp. *	70,800	1,234,044
Silicon Laboratories, Inc. *	52,000	2,478,840

		28,524,724

Software 3.7%
ACI Worldwide, Inc. *	39,400	812,034
Advent Software, Inc. *	18,000	805,500
ANSYS, Inc. *	103,000	4,443,420
Cadence Design Systems, Inc. *	308,700	2,055,942
FactSet Research Systems, Inc.	48,400	3,551,108
Fair Isaac Corp.	55,320	1,401,809
Informatica Corp. *	102,500	2,753,150
Jack Henry & Associates, Inc.	97,300	2,341,038
Mentor Graphics Corp. *	120,100	963,202
MICROS Systems, Inc. *	91,500	3,008,520
Parametric Technology Corp. *	134,790	2,432,960
Quest Software, Inc. *	70,600	1,255,974
Rovi Corp. *	117,900	4,377,627
Solera Holdings, Inc.	80,000	3,092,000
Sybase, Inc. *	93,636	4,365,310
Synopsys, Inc. *	167,400	3,744,738

		41,404,332

Specialty Retail 4.3%
Aaron’s, Inc. (a)	62,400	2,080,416
Advance Auto Parts, Inc.	105,750	4,433,040
Aeropostale, Inc. *	113,525	3,272,926
American Eagle Outfitters, Inc.	238,000	4,407,760
AnnTaylor Stores Corp. *	67,420	1,395,594
Barnes & Noble, Inc. (a)	45,500	983,710
CarMax, Inc. *	255,300	6,413,136
Chico’s FAS, Inc.	204,500	2,948,890
Coldwater Creek, Inc. *(a)	65,400	453,876
Collective Brands, Inc. *	73,700	1,675,938
Dick’s Sporting Goods, Inc. *	101,840	2,659,042
Foot Locker, Inc.	179,600	2,701,184
Guess?, Inc.	66,700	3,133,566
J Crew Group, Inc. *	64,200	2,946,780
PetSmart, Inc.	141,600	4,525,536
Rent-A-Center, Inc. *	75,200	1,778,480
Williams-Sonoma, Inc.	121,500	3,194,235

		49,004,109

Textiles, Apparel & Luxury Goods 1.2%
Fossil, Inc. *	55,200	2,083,248
Hanesbrands, Inc. *	109,300	3,040,726
Phillips-Van Heusen Corp.	59,300	3,401,448
Timberland Co. (The), Class A *	52,000	1,109,680
Under Armour, Inc., Class A *(a)	43,200	1,270,512
Warnaco Group, Inc. (The) *	52,320	2,496,187

		13,401,801

Thrifts & Mortgage Finance 1.5%
Astoria Financial Corp.	93,650	1,357,925
First Niagara Financial Group, Inc.	212,600	3,023,172
New York Community Bancorp, Inc.	496,328	8,209,265
NewAlliance Bancshares, Inc.	121,800	1,537,116
Washington Federal, Inc.	126,489	2,570,257

		16,697,735

Tobacco 0.1%
Universal Corp.	28,400	1,496,396

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (continued)
March 31, 2010 (Unaudited)
NVIT Mid Cap Index Fund

		Market
	Shares	Value

Common Stocks (continued)
Trading Companies & Distributors 0.4%
GATX Corp.	53,000	$1,518,450
MSC Industrial Direct Co., Class A	50,500	2,561,360
United Rentals, Inc. *	68,981	647,042

		4,726,852

Water Utilities 0.2%
Aqua America, Inc.	156,600	2,751,462

Wireless Telecommunication Services 0.5%
Syniverse Holdings, Inc. *	79,700	1,551,759
Telephone & Data Systems, Inc.	108,400	3,669,340

		5,221,099

Total Common Stocks (cost $1,130,980,280)		1,120,336,749

Mutual Fund 1.4%
Money Market Fund 1.4%
Invesco AIM Liquid Assets Portfolio, 0.11% (c)	15,355,196	15,355,196

Total Mutual Fund (cost $15,355,196)		15,355,196

	Principal	Market
	Amount	Value

Repurchase Agreements 3.6%
Barclays Capital, 0.00%, dated 03/31/10, due 04/01/10, repurchase price $30,000,000, collateralized by U.S. Government Agency Securities 4.38% - 6.63%, maturing 02/15/27 - 11/15/39; total market value of $30,600,006. (d)	$30,000,000	$30,000,000

Goldman Sachs & Co., 0.01%, dated 03/31/10, due 04/01/10, repurchase price $8,000,002, collateralized by U.S. Government Agency Securities 0.25% - 7.63%, maturing 04/01/10 - 05/21/29; total market value of $8,160,069. (d)	8,000,000	8,000,000

Morgan Stanley, 0.02%, dated 03/31/10, due 04/01/10, repurchase price $3,016,913, collateralized by U.S. Government Agency Securities 4.50% - 6.50%, maturing 01/01/19 - 03/01/40; total market value of $3,077,566. (d)	3,016,911	3,016,911

Total Repurchase Agreements (cost $41,016,911)		41,016,911

Total Investments (cost $1,187,352,387) (e) — 104.2%		1,176,708,856

Liabilities in excess of other assets — (4.2%)		(47,110,782)

NET ASSETS — 100.0%		$1,129,598,074

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at March 31, 2010. The total value of securities on loan at March 31, 2010 was $39,718,703.

(b)	A security or a portion of a security was used to cover the margin requirement for futures contracts.

(c)	Represents 7-day effective yield as of March 31, 2010.

(d)	The security was purchased with cash collateral held from securities on loan. The total value of these securities as of March 31, 2010 was $41,016,911.

(e)	At March 31, 2010, the tax basis cost of the Fund’s investments was $1,202,695,517, tax unrealized appreciation and depreciation were $132,426,314 and $(158,412,975), respectively.

Ltd.	Limited

REIT	Real Estate Investment Trust
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments
March 31, 2010 (Unaudited)
NVIT Mid Cap Index Fund
At March 31, 2010, the Fund’s open futures contracts were as follows:

Number			Notional Value
of			Covered by	Unrealized
Contracts	Long Contracts	Expiration	Contracts	Appreciation

205	S&P 400 Futures	06/18/10	$16,156,050	$126,182
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (continued)
March 31, 2010 (Unaudited)
NVIT Mid Cap Index Fund
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:
Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2010:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$1,120,336,749	$—	$—	$1,120,336,749
Future	126,182	—	—	126,182
Mutual Fund	15,355,196	—	—	15,355,196
Repurchase Agreements	—	41,016,911	—	41,016,911

Total	$1,135,818,127	$41,016,911	$—	$1,176,835,038

Amounts designated as “-” are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (continued)
March 31, 2010 (Unaudited)
NVIT Mid Cap Index Fund
The Fund is subject to the provisions of FASB ASC 815, “Derivatives and Hedging” (formerly known as SFAS 161). The standard requires enhanced disclosure about an entity’s derivative and hedging activities.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2010. Please see below for information on the Fund’s policy regarding the objectives and strategies for using futures contracts.
Futures Contracts
The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund may enter into financial futures contracts (“futures contracts”) to gain exposure to, or hedge against changes in, the value of equities. The Fund may also enter into futures contracts for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to enter into and maintain futures contracts may not exceed 5% of the Fund’s NAV after taking into account unrealized gains and unrealized losses on such futures contracts.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. Futures contracts involve minimal counterparty credit risk to the Fund because futures contracts are exchange-traded, and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees futures contracts against default.
Fair Values of Derivative Instruments as of March 31, 2010
     Derivatives not accounted for as hedging instruments under ASC 815

Fair Value

Assets:
Equity contracts	$126,182

Total	$126,182

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments
March 31, 2010 (Unaudited)
NVIT Multi-Manager International Growth Fund

		Market
	Shares	Value

Common Stocks 94.3%
AUSTRALIA 5.7%
Beverages 0.2%
Coca-Cola Amatil Ltd.	118,000	$1,217,335

Biotechnology 0.8%
CSL Ltd.	132,854	4,437,497

Containers & Packaging 0.3%
Amcor Ltd.	297,800	1,745,209

Food & Staples Retailing 0.5%
Woolworths Ltd.	121,542	3,121,888

Health Care Equipment & Supplies 1.2%
Cochlear Ltd.	101,353	6,766,475

Information Technology Services 0.2%
Computershare Ltd.	94,600	1,085,454

Insurance 0.7%
QBE Insurance Group Ltd.	202,007	3,856,312

Metals & Mining 1.5%
BHP Billiton Ltd.	214,194	8,591,693

Oil, Gas & Consumable Fuels 0.1%
Centennial Coal Co., Ltd.	109,319	426,669

Road & Rail 0.1%
Asciano Group*	340,100	590,096

Textiles, Apparel & Luxury Goods 0.1%
Billabong International Ltd.	58,700	606,891

		32,445,519

AUSTRIA 0.2%
Machinery 0.2%
Andritz AG	15,200	897,360

BELGIUM 1.6%
Beverages 1.4%
Anheuser-Busch InBev NV	161,898	8,143,088

Electrical Equipment 0.2%
Bekaert SA	4,500	807,753

		8,950,841

BERMUDA 0.1%
Energy Equipment & Services 0.1%
Seadrill Ltd.	33,700	788,662

BRAZIL 1.4%
Commercial Banks 0.6%
Banco Bradesco SA ADR	171,941	3,168,873

Oil, Gas & Consumable Fuels 0.8%
Petroleo Brasileiro SA ADR	117,488	4,651,350

		7,820,223

CANADA 6.4%
Aerospace & Defense 0.8%
Bombardier, Inc., Class B	684,463	4,198,498
Chemicals 0.2%
Agrium, Inc.	19,300	1,363,159

Insurance 0.7%
Fairfax Financial Holdings Ltd.	9,387	3,529,656
Intact Financial Corp.	13,400	591,202

		4,120,858

Media 0.2%
Imax Corp.*	56,300	1,012,837

Metals & Mining 0.3%
Eldorado Gold Corp.*	37,200	451,608
First Quantum Minerals Ltd.	4,378	360,232
Ivanhoe Mines Ltd.*	38,400	668,544

		1,480,384

Oil, Gas & Consumable Fuels 3.2%
Canadian Natural Resources Ltd.	52,066	3,853,494
Cenovus Energy, Inc.	68,687	1,794,187
EnCana Corp.	98,226	3,056,113
Pacific Rubiales Energy Corp.*	37,000	718,761
Petrobank Energy & Resources Ltd.*	15,200	832,397
Suncor Energy, Inc.	121,486	3,950,852
Talisman Energy, Inc.	229,683	3,928,119

		18,133,923

Paper & Forest Products 0.1%
Sino-Forest Corp.*	40,300	789,613

Road & Rail 0.6%
Canadian National Railway Co.	59,314	3,599,778

Textiles, Apparel & Luxury Goods 0.3%
Gildan Activewear, Inc.*	40,800	1,072,632
Lululemon Athletica, Inc.*	8,100	336,150

		1,408,782

		36,107,832

CAYMAN ISLANDS 0.1%
Personal Products 0.1%
Herbalife Ltd.	7,900	364,348

CHINA 1.2%
Commercial Banks 1.0%
Industrial & Commercial Bank of China, H Shares	7,314,000	5,564,339

Food Products 0.1%
China Yurun Food Group Ltd.	197,000	601,275

Media 0.1%
Focus Media Holding Ltd. ADR*	42,193	770,444

		6,936,058

The statement of Investment should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (continued)
March 31, 2010 (Unaudited)
NVIT Multi-Manager International Growth Fund

		Market
	Shares	Value

Common Stocks (continued)
DENMARK 2.6%
Chemicals 0.2%
Novozymes AS, Class B	9,800	$1,084,167

Construction & Engineering 0.4%
FLSmidth & Co. AS	32,257	2,234,099

Food Products 0.4%
Danisco A/S*	27,800	2,071,689

Health Care Equipment & Supplies 0.0%†
Coloplast AS, Class B REG	2,400	264,113

Pharmaceuticals 1.4%
Novo Nordisk AS, Class B	104,665	8,079,653

Road & Rail 0.2%
DSV AS	54,618	975,212

		14,708,933

FINLAND 1.1%
Communications Equipment 0.8%
Nokia OYJ	298,749	4,655,740

Machinery 0.3%
Kone OYJ, Class B	12,700	524,900
Metso OYJ*	26,900	868,184

		1,393,084

		6,048,824

FRANCE 4.8%
Aerospace & Defense 0.3%
Safran SA	52,300	1,362,604

Commercial Banks 1.0%
BNP Paribas	76,382	5,854,417

Food Products 0.8%
Dannone SA	72,766	4,382,450

Hotels, Restaurants & Leisure 0.2%
Sodexo	14,700	876,668

Insurance 0.6%
AXA SA	156,635	3,474,923

Machinery 0.3%
Vallourec SA	8,000	1,614,327

Media 0.7%
Eutelsat Communications	82,986	2,950,094
Publicis Groupe	27,100	1,158,187

		4,108,281

Oil, Gas & Consumable Fuels 0.9%
Total SA	90,573	5,256,669

		26,930,339

GERMANY 6.4%
Automobiles 0.7%
Bayerische Motoren Werke AG	87,192	4,022,442

Chemicals 0.7%
K+S AG	19,800	1,199,826
Lanxess AG	54,300	2,500,787

		3,700,613

Electrical Equipment 0.1%
SMA Solar Technology AG	4,433	543,617

Health Care Providers & Services 0.5%
Fresenius Medical Care AG & Co. KGaA	54,354	3,062,461

Pharmaceuticals 1.5%
Bayer AG	101,850	6,881,982
Merck KGaA	23,318	1,890,500

		8,772,482

Semiconductors & Semiconductor Equipment 0.4%
Aixtron AG	17,300	621,805
Infineon Technologies AG*	205,564	1,423,623

		2,045,428

Software 0.6%
SAP AG	67,235	3,255,105

Textiles, Apparel & Luxury Goods 1.9%
Adidas AG	95,648	5,113,598
Puma AG Rudolf Dassler Sport	18,367	5,817,673

		10,931,271

		36,333,419

GREECE 0.0%†
Commercial Banks 0.0%†
Alpha Bank A.E.*	28,100	266,733

HONG KONG 2.6%
Distributors 0.5%
Li & Fung Ltd.	626,000	3,078,641

Industrial Conglomerates 1.0%
Hutchison Whampoa Ltd.	765,000	5,587,036

Real Estate Management & Development 0.0%†
Sino-Ocean Land Holdings Ltd.	245,500	215,968

Specialty Retail 0.7%
Esprit Holdings Ltd.	481,803	3,797,151

Textiles, Apparel & Luxury Goods 0.1%
C C Land Holdings Ltd.	777,000	328,459

Trading Companies & Distributors 0.3%
Noble Group Ltd.	899,000	1,962,846

		14,970,101

HUNGARY 0.1%
Commercial Banks 0.1%
OTP Bank PLC*	13,100	458,280

INDIA 2.3%
Construction & Engineering 0.1%
IRB Infrastructure Developers Ltd.	96,400	547,777

Consumer Finance 0.1%
Shriram Transport Finance Co. Ltd.	50,811	595,868

Electrical Equipment 0.5%
Bharat Heavy Electricals, Ltd.	52,814	2,811,066

Information Technology Services 1.5%
Infosys Technologies Ltd. ADR	143,413	8,439,855

Metals & Mining 0.1%
JSW Steel Ltd.	12,600	346,308

		12,740,874

INDONESIA 0.2%
Machinery 0.2%
United Tractors Tbk PT	604,500	1,216,541

IRELAND 1.6%
Pharmaceuticals 1.5%
Shire PLC	377,254	8,314,115

The statement of Investment should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (continued)
March 31, 2010 (Unaudited)
NVIT Multi-Manager International Growth Fund

		Market
	Shares	Value

Common Stocks (continued)
Professional Services 0.1%
Experian PLC	63,200	$621,475

		8,935,590

ISRAEL 2.4%
Pharmaceuticals 2.4%
Teva Pharmaceutical Industries Ltd. - ADR — IL	214,561	13,534,508

ITALY 2.3%
Aerospace & Defense 0.9%
Finmeccanica SpA	396,011	5,284,238

Commercial Banks 0.6%
UniCredit SpA*	1,134,661	3,345,603

Oil, Gas & Consumable Fuels 0.8%
ENI SpA	186,148	4,366,322

		12,996,163

JAPAN 8.9%
Auto Components 0.8%
Denso Corp.	121,400	3,623,103
NGK Spark Plug Co., Ltd.	50,000	681,094

		4,304,197

Automobiles 0.8%
Toyota Motor Corp.	110,500	4,443,136

Chemicals 0.3%
Showa Denko KK	718,000	1,620,548

Consumer Finance 0.2%
ORIX Corp.	16,000	1,420,643

Electronic Equipment, Instruments & Components 3.2%
Hirose Electric Co. Ltd.	4,700	542,796
HOYA Corp.	162,600	4,477,029
Keyence Corp.	17,540	4,199,750
Nidec Corp.	69,100	7,409,028
Omron Corp.	61,600	1,432,883

		18,061,486

Health Care Equipment & Supplies 0.1%
Sysmex Corp.	11,400	669,190

Household Durables 0.1%
Rinnai Corp.	16,200	851,610

Household Products 0.1%
Unicharm Corp.	6,600	637,210

Internet Software & Services 0.1%
Gree, Inc.	10,700	653,773

Leisure Equipment & Products 0.3%
Nikon Corp.	69,000	1,508,550

Machinery 1.9%
Fanuc Ltd.	41,400	4,400,216
Komatsu Ltd.	107,000	2,248,015
Minebea Co. Ltd.	57,000	347,258
NSK Ltd.	166,000	1,312,992
Sumitomo Heavy Industries Ltd.	362,000	2,184,176

		10,492,657

Marine 0.3%
Kawasaki Kisen Kaisha Ltd.*	395,000	1,577,965

Media 0.1%
Dentsu, Inc.	24,200	636,776

Metals & Mining 0.1%
OSAKA Titanium Technologies Co.	16,800	698,041

Trading Companies & Distributors 0.5%
Marubeni Corp.	438,000	2,726,202

		50,301,984

LUXEMBOURG 0.1%
Wireless Telecommunication Services 0.1%
Millicom International Cellular SA	8,400	748,860

MEXICO 2.4%
Commercial Banks 0.1%
Grupo Financiero Banorte SAB de CV, Class O	124,400	551,782

Media 0.8%
Grupo Televisa SA ADR	223,595	4,699,967

Wireless Telecommunication Services 1.5%
America Movil SAB de CV ADR, Series L	164,175	8,264,570

		13,516,319

NETHERLANDS 4.5%
Air Freight & Logistics 0.9%
TNT NV	178,441	5,110,056

Construction & Engineering 0.1%
Chicago Bridge & Iron Co. NV NYRS REG*	27,900	648,954

Diversified Telecommunication Services 0.9%
Koninklijke (Royal) KPN NV	311,428	4,942,036

Energy Equipment & Services 0.1%
Fugro NV CVA	11,798	769,933

Food & Staples Retailing 0.9%
Koninklijke Ahold NV	368,823	4,918,306

Food Products 0.5%
Unilever NV CVA	98,281	2,973,275

Life Sciences Tools & Services 0.1%
QIAGEN NV*	25,800	594,546

Professional Services 0.2%
Randstad Holding NV*	25,600	1,215,708

Semiconductors & Semiconductor Equipment 0.6%
ASML Holding NV	93,700	3,322,133

Transportation Infrastructure 0.2%
Koninklijke Vopak NV*	14,300	1,124,405

		25,619,352

NORWAY 1.3%
Energy Equipment & Services 0.6%
Petroleum Geo-Services ASA*	284,162	3,732,602

Insurance 0.5%
Storebrand ASA*	349,700	2,767,185

Media 0.2%
Schibsted ASA*	42,400	1,070,636

		7,570,423

The statement of Investment should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (continued)
March 31, 2010 (Unaudited)
NVIT Multi-Manager International Growth Fund

		Market
	Shares	Value

Common Stocks (continued)
PHILIPPINES 1.0%
Wireless Telecommunication Services 1.0%
Philippine Long Distance Telephone Co.	109,340	$5,852,096

RUSSIA 0.4%
Oil, Gas & Consumable Fuels 0.4%
Gazprom OAO ADR*	105,241	2,455,271

SINGAPORE 2.6%
Aerospace & Defense 0.3%
Singapore Technologies Engineering Ltd.	785,000	1,787,353

Commercial Banks 1.2%
United Overseas Bank Ltd.	495,000	6,783,238

Industrial Conglomerates 1.1%
Keppel Corp. Ltd.	938,000	6,109,510

		14,680,101

SOUTH AFRICA 0.1%
Pharmaceuticals 0.1%
Aspen Pharmacare Holdings Ltd.*	77,100	841,652

SOUTH KOREA 1.5%
Auto Components 0.8%
Hyundai Mobis	32,567	4,315,890

Automobiles 0.2%
Kia Motors Corp.	57,000	1,271,039

Construction & Engineering 0.1%
Samsung Engineering Co., Ltd.	6,700	693,127

Containers & Packaging 0.1%
Lock & Lock Co. Ltd.	27,600	634,230

Electronic Equipment, Instruments & Components 0.2%
Samsung Electro-Mechanics Co. Ltd.	9,800	995,240

Semiconductors & Semiconductor Equipment 0.1%
Melfas, Inc.*	6,400	454,779

		8,364,305

SPAIN 0.9%
Diversified Telecommunication Services 0.8%
Telefonica SA	183,347	4,344,317

Media 0.1%
Gestevision Telecinco SA	58,996	926,535

		5,270,852

SWEDEN 1.0%
Auto Components 0.1%
Autoliv, Inc.*	12,200	628,666

Health Care Equipment & Supplies 0.2%
Getinge AB, Class B*	42,800	1,026,256

Media 0.2%
Modern Times Group AB, Class B	21,300	1,238,803

Metals & Mining 0.3%
SSAB, Class A	94,600	1,700,936

Tobacco 0.2%
Swedish Match AB	47,400	1,132,733

		5,727,394

SWITZERLAND 6.9%
Capital Markets 0.2%
Julius Baer Group Ltd. REG	34,100	1,234,248

Chemicals 1.5%
Clariant AG*	84,400	1,074,358
Syngenta AG REG	25,518	7,085,810

		8,160,168

Food Products 1.8%
Nestle SA REG	201,291	10,314,554

Health Care Equipment & Supplies 0.8%
Sonova Holding AG REG	38,263	4,749,224

Pharmaceuticals 2.4%
Novartis AG REG	39,559	2,139,902
Roche Holding AG	68,528	11,129,670

		13,269,572

Professional Services 0.2%
Adecco SA REG	19,600	1,112,725

		38,840,491

TAIWAN 2.3%
Computers & Peripherals 0.5%
Acer, Inc.	556,000	1,641,875
AmTRAN Technology Co. Ltd.	614,000	708,508
Wistron Corp.	186,668	339,124

		2,689,507

Electronic Equipment, Instruments & Components 0.2%
Nan Ya Printed Circuit Board Corp.	130,000	515,715
Unimicron Technology Corp.	280,000	359,360
Yageo Corp.	913,000	356,660

		1,231,735

Semiconductors & Semiconductor Equipment 1.6%
MediaTek, Inc.	192,000	3,332,452
Taiwan Semiconductor Manufacturing Co., Ltd.	2,831,629	5,486,964

		8,819,416

		12,740,658

TURKEY 0.8%
Commercial Banks 0.8%
Akbank TAS	558,555	3,626,914
Asya Katilim Bankasi AS*	274,600	736,132

		4,363,046

UNITED KINGDOM 16.5%
Aerospace & Defense 0.6%
BAE Systems PLC	603,072	3,400,051

Capital Markets 0.2%
Schroders PLC	66,900	1,429,119

Commercial Services & Supplies 0.1%
Aggreko PLC	37,200	672,132

Food & Staples Retailing 1.2%
Tesco PLC	1,003,255	6,633,091

Health Care Equipment & Supplies 0.5%
Smith & Nephew PLC	264,522	2,641,517

Hotels, Restaurants & Leisure 1.5%
Compass Group PLC	880,721	7,030,976
Intercontinental Hotels Group PLC	82,600	1,292,948

The statement of Investment should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (continued)
March 31, 2010 (Unaudited)
NVIT Multi-Manager International Growth Fund

		Market
	Shares	Value

Common Stocks (continued)
UNITED KINGDOM (continued)
Hotels, Restaurants & Leisure (continued)
		$8,323,924

Household Products 1.8%
Reckitt Benckiser Group PLC	183,953	10,107,109

Independent Power Producers & Energy Traders 1.0%
International Power PLC	1,209,020	5,870,473

Industrial Conglomerates 0.2%
Cookson Group PLC*	135,300	1,121,709

Machinery 0.3%
Invensys PLC	123,600	638,382
Weir Group PLC (The)	72,500	1,027,997

		1,666,379

Media 2.1%
Informa PLC	679,819	3,995,540
Reed Elsevier PLC	478,385	3,810,343
WPP PLC	374,419	3,874,418

		11,680,301

Metals & Mining 0.4%
Vedanta Resources PLC	51,100	2,151,506

Multi-Utilities 0.5%
Centrica PLC	701,292	3,131,364

Oil, Gas & Consumable Fuels 1.0%
BG Group PLC	273,459	4,735,717
Cairn Energy PLC*	186,700	1,182,199

		5,917,916

Professional Services 0.6%
Capita Group PLC (The)	202,543	2,325,835
Michael Page International PLC	137,600	835,129

		3,160,964

Semiconductors & Semiconductor Equipment 0.5%
ARM Holdings PLC	522,200	1,871,776
Dialog Semiconductor PLC*	55,800	864,043

		2,735,819

Textiles, Apparel & Luxury Goods 0.1%
Burberry Group PLC	74,700	809,603

Tobacco 2.6%
British American Tobacco PLC	139,605	4,812,952
Imperial Tobacco Group PLC	318,293	9,711,567

		14,524,519

Wireless Telecommunication Services 1.3%
Vodafone Group PLC	3,132,294	7,244,742

		93,222,238

Total Common Stocks (cost $466,516,369)		533,566,190

Exchange Traded Fund 0.2%
Mutual Funds 0.2%
iShares MSCI Taiwan Index Fund	113,800	1,428,190

Total Exchange Traded Fund (cost $1,261,396)		1,428,190

Mutual Fund 5.1%
Money Market Fund 5.1%
Invesco AIM Liquid Assets Portfolio, 0.11% (a)	28,900,536	28,900,536

Total Mutual Fund (cost $28,900,536)		28,900,536

Total Investments (cost $496,678,301) (b) — 99.6%		563,894,916

Other assets in excess of liabilities — 0.4%		2,182,572

NET ASSETS — 100.0%		$566,077,488

*	Denotes a non-income producing security.

(a)	Represents 7-day effective yield as of March 31, 2010.

(b)	At March 31, 2010, the tax basis cost of the Fund’s investments was $503,340,588, tax unrealized appreciation and depreciation were $64,476,256 and $(3,921,928), respectively.

†	Amount rounds to less than 0.1%.

AB	Stock Company

ADR	American Depositary Receipt

AG	Stock Corporation

AS	Stock Corporation

ASA	Stock Corporation

CVA	Dutch Certificate

IL	Israel

KGaA	Limited Partnership with shares

KK	Joint Stock Company

Ltd.	Limited

NV	Public Traded Company

NYRS	New York Registry Shares

OYJ	Public Traded Company

PLC	Public Limited Company

PT	Limited Liability Company

REG	Registered Shares

SA	Stock Company

SAB de CV	Public Traded Company

SpA	Limited Share Company
The statement of Investment should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (continued)
March 31, 2010 (Unaudited)
NVIT Multi-Manager International Growth Fund
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:
Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2010:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$82,580,009	$450,986,181	$—	$533,566,190
Exchange Traded Fund	1,428,190	—	—	1,428,190
Mutual Fund	28,900,536	—	—	28,900,536

Total	$112,908,735	$450,986,181	$—	$563,894,916

Amounts designated as “-” are zero or have been rounded to zero.
The statement of Investment should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments
March 31, 2010 (Unaudited)
NVIT Multi-Manager International Value Fund

		Market
	Shares	Value

Common Stocks 96.8%
AUSTRALIA 2.7%
Capital Markets 0.4%
Macquarie Group Ltd.	25,500	$1,102,787

Commercial Banks 1.2%
Australia & New Zealand Banking Group Ltd.	73,000	1,696,698
National Australia Bank Ltd.	85,800	2,164,825

		3,861,523

Diversified Telecommunication Services 0.2%
Telstra Corp. Ltd.	271,500	744,436

Insurance 0.2%
Insurance Australia Group Ltd.	178,400	634,464

Metals & Mining 0.2%
BHP Billiton Ltd.	17,600	705,966

Oil, Gas & Consumable Fuels 0.5%
Santos Ltd.	117,555	1,582,202

		8,631,378

AUSTRIA 0.3%
Oil, Gas & Consumable Fuels 0.3%
OMV AG	21,700	813,593

BELGIUM 0.5%
Commercial Banks 0.5%
KBC Groep NV*	33,642	1,620,368

BRAZIL 0.1%
Commercial Banks 0.1%
Banco do Brasil SA	24,300	406,378

CANADA 2.1%
Aerospace & Defense 0.3%
Bombardier, Inc., Class B	128,500	788,219

Commercial Banks 0.1%
National Bank of Canada	7,400	450,565

Insurance 0.1%
Industrial Alliance Insurance & Financial Services, Inc.	13,300	458,327

Metals & Mining 0.5%
First Quantum Minerals Ltd.(a)	17,695	1,455,985

Oil, Gas & Consumable Fuels 1.1%
EnCana Corp.	26,900	836,942
Nexen, Inc.	65,668	1,624,809
Suncor Energy, Inc.	35,072	1,140,578

		3,602,329

		6,755,425

CHINA 1.1%
Commercial Banks 0.7%
China Merchants Bank Co. Ltd., H Shares(a)	773,500	2,088,271

Oil, Gas & Consumable Fuels 0.3%
China Petroleum & Chemical Corp., H Shares	690,000	566,684
Yanzhou Coal Mining Co. Ltd., Class H	188,000	452,356

		1,019,040

Real Estate Management & Development 0.1%
Agile Property Holdings Ltd.	284,000	386,686

		3,493,997

DENMARK 0.9%
Beverages 0.5%
Carlsberg AS, Class B(a)	18,100	1,517,419

Commercial Banks 0.4%
Danske Bank AS*	57,900	1,420,699

		2,938,118

FINLAND 0.9%
Communications Equipment 0.9%
Nokia OYJ	192,600	3,001,501

FRANCE 12.9%
Auto Components 0.6%
Compagnie Generale des Etablissements Michelin, Class B REG	25,149	1,852,194

Building Products 0.5%
Cie de Saint-Gobain	31,200	1,498,338

Chemicals 0.6%
Rhodia SA*	85,491	1,765,350

Commercial Banks 2.6%
BNP Paribas	64,044	4,908,752
Credit Agricole SA	73,357	1,281,401
Societe Generale	32,570	2,044,082

		8,234,235

Construction & Engineering 0.8%
Bouygues SA	52,225	2,620,231

Construction Materials 0.4%
Lafarge SA	20,549	1,443,413

Diversified Telecommunication Services 0.6%
France Telecom SA	85,100	2,038,374

Electric Utilities 0.5%
EDF SA	29,700	1,619,047

Electrical Equipment 0.5%
Schneider Electric SA	12,532	1,464,108

Food & Staples Retailing 0.2%
Casino Guichard Perrachon SA	8,500	718,375

Hotels, Restaurants & Leisure 0.5%
Sodexo(a)	25,706	1,533,035

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (continued)
March 31, 2010 (Unaudited)
NVIT Multi-Manager International Value Fund

		Market
	Shares	Value

Common Stocks (continued)
FRANCE (continued)
Insurance 0.8%
AXA SA	117,908	$2,615,770

Media 1.0%
Lagardere SCA REG	29,000	1,172,246
Vivendi SA	75,660	2,023,189

		3,195,435

Multi-Utilities 1.0%
GDF Suez	86,652	3,349,688

Pharmaceuticals 2.0%
Sanofi-Aventis SA	84,736	6,323,706

Real Estate Investment Trusts (REITs) 0.2%
Klepierre	16,600	650,405

Trading Companies & Distributors 0.1%
Rexel SA*	14,400	218,668

		41,140,372

GERMANY 8.3%
Air Freight & Logistics 0.4%
Deutsche Post AG REG	68,200	1,181,204

Automobiles 1.0%
Bayerische Motoren Werke AG	45,200	2,085,218
Daimler AG REG	26,792	1,259,244

		3,344,462

Capital Markets 1.5%
Deutsche Bank AG REG	61,752	4,740,298

Chemicals 0.6%
Lanxess AG	41,054	1,890,742

Electric Utilities 0.8%
E.ON AG	72,800	2,691,460

Health Care Providers & Services 0.1%
Celesio AG	11,700	373,938

Industrial Conglomerates 0.7%
Siemens AG REG	22,830	2,281,104

Insurance 1.5%
Allianz SE REG	25,700	3,216,535
Muenchener Rueckversicherungs AG REG	8,900	1,443,727

		4,660,262

Metals & Mining 0.4%
ThyssenKrupp AG	33,100	1,135,000

Pharmaceuticals 1.1%
Bayer AG	51,520	3,481,195

Transportation Infrastructure 0.2%
Hamburger Hafen und Logistik AG(a)	18,966	719,274

		26,498,939

GREECE 0.1%
Metals & Mining 0.1%
Sidenor Steel Manufacturing Co. SA*	57,273	285,727

HONG KONG 1.8%
Industrial Conglomerates 0.9%
Hutchison Whampoa Ltd.	384,000	2,804,473

Real Estate Management & Development 0.1%
New World Development Ltd.	188,487	368,065

Specialty Retail 0.5%
Esprit Holdings Ltd.	196,100	1,545,489

Trading Companies & Distributors 0.3%
Noble Group Ltd.	416,000	908,280

		5,626,307

INDIA 0.4%
Metals & Mining 0.4%
Hindalco Industries Ltd.	120,100	484,129
Tata Steel Ltd.	57,000	801,648

		1,285,777

INDONESIA 0.6%
Diversified Telecommunication Services 0.3%
Telekomunikasi Indonesia Tbk PT	931,500	830,180

Gas Utilities 0.3%
PT Perusahaan Gas Negara	2,298,000	1,070,960

		1,901,140

IRELAND 0.4%
Professional Services 0.4%
Experian PLC	119,883	1,178,865

ISRAEL 0.2%
Diversified Telecommunication Services 0.2%
Bezeq Israeli Telecommunication Corp. Ltd.	210,500	597,064

ITALY 3.5%
Commercial Banks 1.6%
Banca Popolare di Milano	112,500	698,471
UniCredit SpA*	1,511,020	4,455,316

		5,153,787

Diversified Telecommunication Services 0.6%
Telecom Italia SpA	899,500	1,293,301
Telecom Italia SpA RSP	606,200	683,829

		1,977,130

Gas Utilities 0.8%
Snam Rete Gas SpA	477,078	2,417,481

Oil, Gas & Consumable Fuels 0.5%
ENI SpA	72,800	1,707,610

		11,256,008

JAPAN 21.5%
Auto Components 0.7%
Aisin Seiki Co., Ltd.	49,300	1,480,382
NGK Spark Plug Co., Ltd.	49,000	667,472

		2,147,854

Automobiles 1.2%
Nissan Motor Co., Ltd.*	431,700	3,707,235

Beverages 0.7%
Asahi Breweries Ltd.	54,600	1,024,539
Kirin Holdings Co., Ltd.	76,000	1,122,101

		2,146,640

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (continued)
March 31, 2010 (Unaudited)
NVIT Multi-Manager International Value Fund

		Market
	Shares	Value

Common Stocks (continued)
JAPAN (continued)
Building Products 0.2%
Nippon Sheet Glass Co., Ltd.	258,000	$763,057

Chemicals 0.2%
Mitsubishi Gas Chemical Co., Inc.	105,000	633,819

Commercial Banks 1.9%
Chiba Bank Ltd. (The)	188,000	1,125,634
Mitsubishi UFJ Financial Group, Inc.	88,000	461,265
Sumitomo Mitsui Financial Group, Inc.	139,737	4,629,456

		6,216,355

Computers & Peripherals 1.1%
Fujitsu Ltd.	273,000	1,792,181
Toshiba Corp.*	311,000	1,609,681

		3,401,862

Consumer Finance 0.6%
ORIX Corp.(a)	20,010	1,776,691

Diversified Telecommunication Services 0.6%
Nippon Telegraph & Telephone Corp.	43,200	1,817,750

Electric Utilities 0.4%
Tokyo Electric Power Co., Inc. (The)	54,000	1,440,261

Electrical Equipment 0.7%
Mitsubishi Electric Corp.	250,000	2,301,826

Electronic Equipment, Instruments & Components 1.3%
FUJIFILM Holdings Corp.	73,000	2,514,531
Murata Manufacturing Co., Ltd.	26,600	1,513,723

		4,028,254

Food & Staples Retailing 0.3%
AEON Co., Ltd.(a)	74,300	844,368

Gas Utilities 0.2%
Tokyo Gas Co., Ltd.	161,000	710,139

Household Durables 0.9%
Sharp Corp.(a)	76,000	951,731
Sony Corp.	51,000	1,954,135

		2,905,866

Leisure Equipment & Products 0.1%
Namco Bandai Holdings, Inc.	31,100	303,311

Machinery 0.9%
Kubota Corp.	180,000	1,643,445
Sumitomo Heavy Industries Ltd.	220,000	1,327,400

		2,970,845

Marine 0.6%
Nippon Yusen KK	461,000	1,823,255

Metals & Mining 0.6%
JFE Holdings, Inc.	30,600	1,234,609
Mitsubishi Materials Corp.*	255,000	734,525

		1,969,134

Multiline Retail 0.1%
Takashimaya Co., Ltd.(a)	32,000	263,086

Office Electronics 0.9%
Konica Minolta Holdings, Inc.	81,500	953,253
Ricoh Co., Ltd.	131,000	2,051,780

		3,005,033

Pharmaceuticals 0.2%
Mitsubishi Tanabe Pharma Corp.	37,000	522,836

Real Estate Management & Development 1.1%
Mitsui Fudosan Co., Ltd.	163,000	2,774,398
Sumitomo Realty & Development Co., Ltd.	39,000	744,193

		3,518,591

Road & Rail 0.4%
East Japan Railway Co.	17,200	1,196,727

Semiconductors & Semiconductor Equipment 0.2%
Elpida Memory, Inc.*	36,100	712,410

Software 0.7%
Konami Corp.(a)	3,700	71,406
Nintendo Co., Ltd.	6,300	2,112,791

		2,184,197

Tobacco 0.9%
Japan Tobacco, Inc.	818	3,045,286

Trading Companies & Distributors 3.4%
ITOCHU Corp.	145,000	1,272,691
Marubeni Corp.	273,000	1,699,208
Mitsubishi Corp.	145,100	3,810,284
Mitsui & Co., Ltd.	237,200	3,993,817

		10,776,000

Wireless Telecommunication Services 0.4%
KDDI Corp.	226	1,169,960

		68,302,648

LUXEMBOURG 0.6%
Metals & Mining 0.6%
ArcelorMittal	42,645	1,869,783

NETHERLANDS 7.1%
Chemicals 0.4%
Koninklijke DSM NV(a)	29,500	1,314,217

Diversified Financial Services 0.8%
ING Groep NV CVA*	271,438	2,689,284

Diversified Telecommunication Services 0.7%
Koninklijke (Royal) KPN NV	136,588	2,167,508

Food & Staples Retailing 0.0%†
Koninklijke Ahold NV	3,300	44,006

Food Products 0.7%
Unilever NV CVA	72,310	2,187,580

Industrial Conglomerates 0.6%
Koninklijke Philips Electronics NV(a)	59,652	1,914,003

Oil, Gas & Consumable Fuels 2.9%
Royal Dutch Shell PLC, Class A	314,729	9,114,046

Professional Services 0.5%
Randstad Holding NV*	35,300	1,676,348

Semiconductors & Semiconductor Equipment 0.5%
ASML Holding NV(a)	40,798	1,446,493

		22,553,485

NEW ZEALAND 0.2%
Diversified Telecommunication Services 0.2%
Telecom Corp. of New Zealand Ltd.	302,104	462,320

NORWAY 0.5%
Commercial Banks 0.5%
DnB NOR ASA*	134,295	1,535,978

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (continued)
March 31, 2010 (Unaudited)
NVIT Multi-Manager International Value Fund

		Market
	Shares	Value

Common Stocks (continued)
POLAND 0.2%
Metals & Mining 0.2%
KGHM Polska Miedz SA	14,800	$556,240

RUSSIA 0.5%
Metals & Mining 0.1%
MMC Norilsk Nickel ADR*	25,911	477,799

Oil, Gas & Consumable Fuels 0.4%
Gazprom OAO ADR	18,100	424,807
LUKOIL Holdings ADR	13,900	788,130

		1,212,937

		1,690,736

SINGAPORE 0.5%
Diversified Telecommunication Services 0.5%
Singapore Telecommunications Ltd.	645,000	1,459,021

SOUTH AFRICA 0.6%
Diversified Financial Services 0.5%
African Bank Investments Ltd.	332,314	1,623,121

Industrial Conglomerates 0.1%
Bidvest Group Ltd.	13,584	254,193

		1,877,314

SOUTH KOREA 1.3%
Commercial Banks 0.3%
Hana Financial Group, Inc.	11,500	356,440
KB Financial Group, Inc.	11,746	565,695

		922,135

Household Durables 0.5%
LG Electronics, Inc.	17,176	1,746,038

Semiconductors & Semiconductor Equipment 0.5%
Hynix Semiconductor, Inc.*	26,600	627,751
Samsung Electronics Co., Ltd.	1,170	845,903

		1,473,654

		4,141,827

SPAIN 3.2%
Commercial Banks 2.4%
Banco Bilbao Vizcaya Argentaria SA(a)	174,321	2,383,832
Banco Santander SA	406,907	5,397,219

		7,781,051

Diversified Telecommunication Services 0.8%
Telefonica SA	106,000	2,511,618

		10,292,669

SWEDEN 0.1%
Household Durables 0.1%
Electrolux AB(a)	19,900	455,810

SWITZERLAND 2.4%
Insurance 1.0%
Zurich Financial Services AG	12,056	3,092,289

Metals & Mining 0.7%
Xstrata PLC*	120,150	2,273,998

Pharmaceuticals 0.7%
Novartis AG REG	43,740	2,366,069

		7,732,356

TAIWAN 0.7%
Electronic Equipment & Instruments 0.5%
Hon Hai Precision Industry Co., Ltd. GDR(a)	170,110	1,564,225

Electronic Equipment, Instruments & Components 0.2%
AU Optronics Corp.	609,000	689,798

		2,254,023

TURKEY 0.8%
Commercial Banks 0.8%
Turkiye Garanti Bankasi AS	403,548	1,891,786
Turkiye Vakiflar Bankasi Tao, Class D*	179,400	482,334

		2,374,120

UNITED KINGDOM 19.8%
Aerospace & Defense 1.0%
BAE Systems PLC	268,600	1,514,336
Rolls-Royce Group PLC*	173,600	1,571,745

		3,086,081

Auto Components 0.4%
GKN PLC*	586,796	1,227,124

Commercial Banks 3.2%
Barclays PLC	759,808	4,137,298
HSBC Holdings PLC	474,439	4,807,924
Lloyds Banking Group PLC*	1,177,657	1,118,260

		10,063,482

Commercial Services & Supplies 0.3%
Rentokil Initial PLC*	504,300	1,000,411

Diversified Telecommunication Services 0.4%
BT Group PLC, Class A	714,684	1,341,538

Food Products 0.1%
Premier Foods PLC*	511,400	246,386

Hotels, Restaurants & Leisure 0.8%
Intercontinental Hotels Group PLC	94,336	1,476,653
Thomas Cook Group PLC	117,400	480,935
Tui Travel PLC	132,300	606,100

		2,563,688

Industrial Conglomerates 0.4%
Cookson Group PLC*	143,966	1,193,555

Insurance 1.0%
Aviva PLC	55,600	324,808
Old Mutual PLC*	732,900	1,361,573
Prudential PLC	191,155	1,581,360

		3,267,741

Metals & Mining 1.4%
Kazakhmys PLC*	44,700	1,033,287
Petropavlovsk PLC	43,409	783,607
Rio Tinto PLC	46,000	2,719,464

		4,536,358

Multiline Retail 0.5%
Marks & Spencer Group PLC	265,600	1,492,700

Multi-Utilities 1.3%
Centrica PLC	459,769	2,052,931
National Grid PLC	226,262	2,202,521

		4,255,452

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (continued)
March 31, 2010 (Unaudited)
NVIT Multi-Manager International Value Fund

		Market
	Shares	Value

Common Stocks (continued)
UNITED KINGDOM (continued)
Oil, Gas & Consumable Fuels 3.8%
BG Group PLC	95,516	$1,654,130
BP PLC	879,698	8,326,480
Cairn Energy PLC*	317,919	2,013,089

		11,993,699

Pharmaceuticals 1.2%
AstraZeneca PLC	49,600	2,211,456
GlaxoSmithKline PLC	89,662	1,721,042

		3,932,498

Tobacco 0.8%
Imperial Tobacco Group PLC	81,346	2,481,981

Trading Companies & Distributors 0.6%
Travis Perkins PLC*	38,500	478,965
Wolseley PLC*	59,300	1,432,891

		1,911,856

Wireless Telecommunication Services 2.6%
Vodafone Group PLC	3,551,872	8,215,192

		62,809,742

Total Common Stocks (cost $290,774,686)		307,799,029

Preferred Stock 0.3%
GERMANY 0.3%
Automobiles 0.3%
Volkswagen AG(a)	12,255	1,123,203

Total Preferred Stock (cost $1,131,946)		1,123,203

	Number of	Market
	Rights	Value

Right 0.0%
GERMANY 0.0%†
Automobiles 0.0%†
Volkswagen AG 4/13/2010*	12,255	7,614

Total Right (cost $–)		7,614

		Market
	Shares	Value

Mutual Fund 2.4%
Money Market Fund 2.4%
Invesco AIM Liquid Assets Portfolio, 0.11% (b)	7,563,560	7,563,560

Total Mutual Fund (cost $7,563,560)		7,563,560

	Principal	Market
	Amount	Value

Repurchase Agreements 4.3%
Morgan Stanley, 0.02%, dated 03/31/10, due 04/01/10, repurchase price $13,607,559, collateralized by U.S. Government Agency Securities 4.50%- 6.00%, maturing 01/01/19 - 03/01/40; total market value of $13,881,131. (c)	$13,607,551	$13,607,551

Total Repurchase Agreements (cost $13,607,551)		13,607,551

Total Investments (cost $313,077,743) (d) — 103.8%		330,100,957

Liabilities in excess of other assets — (3.8)%		(12,086,601)

NET ASSETS — 100.0%		$318,014,356

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at March 31, 2010. The total value of securities on loan at March 31, 2010 was $12,932,889.

(b)	Represents 7-day effective yield as of March 31, 2010.

(c)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2010, was $13,607,551.

(d)	At March 31, 2010, the tax basis cost of the Fund’s investments was $325,192,425, tax unrealized appreciation and depreciation were $24,179,196 and $(19,270,664), respectively.

†	Amount rounds to less than 0.1%.

AB	Stock Company

ADR	American Depositary Receipt

AG	Stock Corporation

AS	Stock Corporation

ASA	Stock Corporation

CVA	Dutch Certificate

GDR	Global Depositary Receipt

KK	Joint Stock Company

Ltd.	Limited

NV	Public Traded Company

OYJ	Public Traded Company

PLC	Public Limited Company

PT	Limited Liability Company

REG	Registered Shares

REIT	Real Estate Investment Trust

RSP	Savings Shares

SA	Stock Company

SCA	Limited partnership with share capital

SE	Sweden

SpA	Limited Share Company
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments
March 31, 2010 (Unaudited)
NVIT Multi-Manager International Value Fund
At March 31, 2010, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows :

		Currency			Unrealized
		Received/	Contract	Market	Appreciation/
Currency	Delivery Date	(Delivered)	Value	Value	(Depreciation)

Short Contracts:
Australian Dollar	4/15/10	(503,000)	$(459,747)	$(461,092)	$(1,345)
Australian Dollar	4/15/10	(2,135,000)	(1,855,913)	(1,957,119)	(101,206)
Australian Dollar	5/07/10	(1,565,539)	(1,346,343)	(1,431,722)	(85,379)
British Pound	4/15/10	(509,000)	(832,867)	(772,374)	60,493
British Pound	4/15/10	(506,000)	(816,967)	(767,821)	49,146
British Pound	5/07/10	(131,452)	(209,384)	(199,450)	9,934
British Pound	5/07/10	(501,131)	(753,129)	(760,356)	(7,227)
British Pound	5/07/10	(760,428)	(1,152,160)	(1,153,783)	(1,623)
British Pound	5/07/10	(486,221)	(782,870)	(737,734)	45,136
British Pound	5/07/10	(1,180,042)	(1,780,400)	(1,790,454)	(10,054)
British Pound	7/15/10	(1,952,000)	(2,931,026)	(2,960,408)	(29,382)
Canadian Dollar	4/15/10	(1,079,000)	(1,042,170)	(1,062,374)	(20,204)
Canadian Dollar	4/15/10	(4,887,000)	(4,736,291)	(4,811,697)	(75,406)
Canadian Dollar	5/07/10	(383,859)	(374,008)	(377,944)	(3,936)
Canadian Dollar	5/07/10	(220,553)	(209,328)	(217,154)	(7,826)
Canadian Dollar	7/15/10	(727,000)	(707,901)	(715,641)	(7,740)
Euro	4/15/10	(2,834,000)	(3,898,450)	(3,827,742)	70,708
Euro	4/15/10	(7,365,000)	(10,694,863)	(9,947,537)	747,326
Euro	4/15/10	(2,864,000)	(4,272,315)	(3,868,262)	404,053
Euro	4/15/10	(894,000)	(1,280,208)	(1,207,481)	72,727
Euro	4/15/10	(264,000)	(379,373)	(356,571)	22,802
Euro	4/15/10	(1,041,000)	(1,453,184)	(1,406,027)	47,157
Euro	5/07/10	(1,188,749)	(1,638,397)	(1,605,584)	32,813
Euro	5/07/10	(689,910)	(929,171)	(931,827)	(2,656)
Euro	5/07/10	(620,184)	(849,964)	(837,651)	12,313
Euro	7/15/10	(342,000)	(460,110)	(461,918)	(1,808)
Hong Kong Dollar	5/07/10	(9,234,440)	(1,189,798)	(1,189,632)	166
Japanese Yen	4/15/10	(42,362,000)	(457,147)	(453,143)	4,004
Japanese Yen	4/15/10	(427,209,000)	(4,633,755)	(4,569,822)	63,933
Japanese Yen	4/15/10	(52,594,000)	(576,019)	(562,594)	13,425
Japanese Yen	5/07/10	(81,841,369)	(902,710)	(875,557)	27,153
Japanese Yen	7/15/10	(78,998,000)	(853,737)	(845,523)	8,214
Norwegian Krone	5/07/10	(4,980,444)	(848,119)	(836,780)	11,339
Singapore Dollar	5/07/10	(982,041)	(694,984)	(701,881)	(6,897)
Swedish Krona	4/15/10	(3,247,000)	(458,441)	(449,694)	8,747
Swiss Franc	4/15/10	(884,000)	(870,987)	(838,444)	32,543
Swiss Franc	5/07/10	(579,913)	(543,804)	(550,108)	(6,304)
Turkish Lira	5/07/10	(1,717,939)	(1,132,458)	(1,125,665)	6,793

Total Short Contracts			$(59,008,498)	$(57,626,566)	$1,381,932

		Currency			Unrealized
		Received/	Contract	Market	Appreciation/
Currency	Delivery Date	(Delivered)	Value	Value	(Depreciation)

Long Contracts:
Australian Dollar	4/15/10	968,000	$870,309	$887,349	$17,040
Australian Dollar	4/15/10	13,567,000	12,490,459	12,436,643	(53,816)
Australian Dollar	4/15/10	790,000	690,523	724,180	33,657
Australian Dollar	5/07/10	1,223,221	1,090,849	1,118,665	27,816
Australian Dollar	5/07/10	572,526	514,043	523,589	9,546
British Pound	5/07/10	533,499	822,939	809,468	(13,471)
British Pound	5/07/10	560,619	837,023	850,615	13,592
Canadian Dollar	4/15/10	419,000	395,604	412,544	16,940
Canadian Dollar	4/15/10	509,000	500,339	501,157	818
Canadian Dollar	4/15/10	658,000	644,719	647,861	3,142
Canadian Dollar	5/07/10	3,639,601	3,438,777	3,583,519	144,742
Euro	5/07/10	472,619	636,739	638,342	1,603
Euro	5/07/10	559,960	768,853	756,310	(12,543)
Euro	5/07/10	551,563	751,796	744,968	(6,828)
Euro	5/07/10	880,787	1,178,050	1,189,634	11,584
Euro	5/07/10	1,143,728	1,554,617	1,544,776	(9,841)
Euro	5/07/10	855,420	1,189,339	1,155,373	(33,966)
Hong Kong Dollar	5/07/10	8,912,621	1,148,305	1,148,174	(131)
Japanese Yen	4/15/10	455,310,000	5,090,960	4,870,416	(220,544)
Japanese Yen	5/07/10	176,228,447	1,977,646	1,885,330	(92,316)
Japanese Yen	5/07/10	87,907,983	970,909	940,459	(30,450)
New Zealand Dollar	4/15/10	1,220,000	871,068	866,058	(5,010)
New Zealand Dollar	4/15/10	8,067,000	5,930,858	5,726,629	(204,229)
Norwegian Krone	4/15/10	2,288,000	387,304	384,803	(2,501)
Norwegian Krone	4/15/10	2,760,000	485,548	464,186	(21,362)
Norwegian Krone	4/15/10	34,900,000	6,186,846	5,869,593	(317,253)
Norwegian Krone	7/15/10	4,529,000	760,486	758,270	(2,216)
Swedish Krona	4/15/10	5,108,000	704,530	707,433	2,903
Swedish Krona	4/15/10	33,792,000	4,809,359	4,680,030	(129,329)
Swedish Krona	4/15/10	8,414,000	1,217,691	1,165,299	(52,392)
Swedish Krona	4/15/10	5,271,000	749,211	730,008	(19,203)
Swedish Krona	7/15/10	4,179,000	585,786	578,850	(6,936)
Swiss Franc	4/15/10	884,000	820,943	838,444	17,501
Swiss Franc	5/07/10	1,141,179	1,099,436	1,082,528	(16,908)
Swiss Franc	7/15/10	1,967,000	1,827,354	1,867,106	39,752

Total Long Contracts			$63,999,218	$63,088,609	$(910,609)

At March 31, 2010, the Fund’s open forward foreign currency contracts were as follows :

							Unrealized
Delivery		Currency		Currency	Market	Contract	Appreciation/
Date		Received		Delivered	Value	Value	(Depreciation)

5/07/10	9,242,540	Canadian Dollar	(5,488,346)	British Pound	$8,327,358	$9,100,123	$772,765
5/07/10	12,518,267	Australian Dollar	(11,567,242)	Canadian Dollar	11,389,005	11,448,248	59,243
5/07/10	679,000	Euro	(1,001,240)	Canadian Dollar	985,813	917,092	(68,721)
5/07/10	6,183,803	Norwegian Krone	(1,114,379)	Canadian Dollar	1,097,208	1,038,961	(58,247)
5/07/10	2,826,269	Singapore Dollar	(2,119,736)	Canadian Dollar	2,087,073	2,019,980	(67,093)
5/07/10	18,743,666	Swedish Krona	(2,737,441)	Canadian Dollar	2,695,260	2,596,018	(99,242)
5/07/10	212,817	Turkish Lira	(101,029)	Euro	136,454	139,446	2,992
5/07/10	219,167	Turkish Lira	(103,196)	Euro	139,382	143,608	4,226
5/07/10	1,030,757	Canadian Dollar	(7,557,785)	Hong Kong Dollar	973,636	1,014,874	41,238
5/07/10	1,862,664	Canadian Dollar	(159,578,686)	Japanese Yen	1,707,207	1,833,962	126,755
5/07/10	2,221,461	Canadian Dollar	(2,216,793)	Swiss Franc	2,102,860	2,187,231	84,371

					$(31,641,256)	$(32,439,543)	$798,287

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (continued)
March 31, 2010 (Unaudited)
NVIT Multi-Manager International Value Fund
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:
Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2010:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$8,852,539	$298,946,490	$—	$307,799,029
Forward Currency Contracts	—	3,183,151	—	3,183,151
Mutual Fund	7,563,560	—	—	7,563,560
Preferred Stock	—	1,123,203	—	1,123,203
Repurchase Agreements	—	13,607,551	—	13,607,551
Right	—	7,614	—	7,614

Total Assets	16,416,099	316,868,009	—	333,284,108

Liabilities:
Forward Currency Contracts	—	(1,913,541)	—	(1,913,541)

Total Liabilities	—	(1,913,541)	—	(1,913,541)

Total	$16,416,099	$314,954,468	$—	$331,370,567

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Right
Balance as of 12/31/09	$—
Accrued Accretion/(Amortization)	—
Change in Unrealized Appreciation/(Depreciation)	—
Realized gains/(losses)	—
Net Purchases/(Sales)	—
Transfers In/(Out) of Level 3	—

Balance as of 03/31/10	$—

Amounts designated as “-”, which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (continued)
March 31, 2010 (Unaudited)
NVIT Multi-Manager International Value Fund
The Fund is subject to the provisions of FASB ASC 815, “Derivatives and Hedging” (formerly known as SFAS 161). The standard requires enhanced disclosure about an entity’s derivative and hedging activities.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2010. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts.
Forward Foreign Currency Contracts
The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective. The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. A forward foreign currency contract is adjusted daily by the exchange rate of the underlying currency, and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement rate. When the Fund enters into a forward foreign currency contract, it is exposed to risks from unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contract may be unable to meet their obligations under the contracts.
Fair Values of Derivative Instruments as of March 31, 2010
     Derivatives not accounted for as hedging instruments under ASC 815

Fair Value

Assets:
Foreign currency contracts	$3,183,151

Total	$3,183,151

Liabilities:
Foreign currency contracts	$(1,913,541)

Total	$(1,913,541)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments
March 31, 2010
NVIT Multi-Manager Large Cap Growth Fund

		Market
	Shares	Value

Common Stocks 97.6%
Aerospace & Defense 2.9%
Goodrich Corp.	1,052	$74,187
Honeywell International, Inc.	19,089	864,159
Lockheed Martin Corp.	9,569	796,332
Northrop Grumman Corp.	27,121	1,778,324
Raytheon Co.	56,666	3,236,762
Rockwell Collins, Inc.	34,410	2,153,722
United Technologies Corp.	79,686	5,865,686

		14,769,172

Air Freight & Logistics 1.7%
FedEx Corp.	45,961	4,292,758
United Parcel Service, Inc., Class B	72,352	4,660,192

		8,952,950

Airlines 0.7%
Copa Holdings SA, Class A	4,342	263,993
Delta Air Lines, Inc. *	215,540	3,144,729

		3,408,722

Auto Components 0.6%
Autoliv, Inc. *	2,827	145,675
BorgWarner, Inc. *	8,159	311,511
Johnson Controls, Inc.	81,198	2,678,722

		3,135,908

Automobiles 1.3%
Daimler AG REG	76,080	3,576,521
Ford Motor Co. *	260,900	3,279,513

		6,856,034

Beverages 2.7%
Coca-Cola Co. (The)	135,428	7,448,540
Hansen Natural Corp. *	16,393	711,128
PepsiCo, Inc.	88,142	5,831,475

		13,991,143

Biotechnology 2.1%
Amgen, Inc. *	103,363	6,176,973
Biogen Idec, Inc. *	10,387	595,798
Celgene Corp. *	11,665	722,763
Cephalon, Inc. *	1,455	98,620
Genzyme Corp. *	12,078	626,003
Gilead Sciences, Inc. *	52,572	2,390,975

		10,611,132

Building Products 0.1%
Armstrong World Industries, Inc. *	7,235	262,703
Masco Corp.	5,243	81,371

		344,074

Capital Markets 1.0%
Ameriprise Financial, Inc.	1,892	85,821
Bank of New York Mellon Corp. (The)	22,549	696,313
Eaton Vance Corp.	4,017	134,730
Federated Investors, Inc., Class B	4,661	122,957
Franklin Resources, Inc.	1,545	171,341
Invesco Ltd.	147,630	3,234,573
SEI Investments Co.	12,560	275,943
T. Rowe Price Group, Inc.	8,405	461,687
TD Ameritrade Holding Corp. *	3,889	74,125

		5,257,490

Chemicals 1.0%
CF Industries Holdings, Inc.	2,908	265,151
Dow Chemical Co. (The)	14,191	419,628
E.I. du Pont de Nemours & Co.	30,477	1,134,964
Eastman Chemical Co.	7,417	472,315
Huntsman Corp.	5,444	65,600
Monsanto Co.	34,178	2,440,993
Scotts Miracle-Gro Co. (The), Class A	7,641	354,160

		5,152,811

Commercial Banks 0.1%
BB&T Corp.	3,736	121,009
BOK Financial Corp.	2,024	106,139
Wells Fargo & Co.	11,096	345,307

		572,455

Commercial Services & Supplies 0.0%†
RR Donnelley & Sons Co.	4,373	93,364

Communications Equipment 4.6%
Cisco Systems, Inc. *	606,721	15,792,948
EchoStar Corp., Class A *	7,765	157,474
Harris Corp.	4,035	191,622
JDS Uniphase Corp. *	9,582	120,063
Juniper Networks, Inc. *	116,450	3,572,686
Motorola, Inc. *	12,953	90,930
QUALCOMM, Inc.	89,788	3,770,198
Tellabs, Inc.	41,599	314,904

		24,010,825

Computers & Peripherals 9.9%
Apple, Inc. * (b)	96,485	22,667,221
Dell, Inc. *	120,298	1,805,673
EMC Corp. *	399,866	7,213,583
Hewlett-Packard Co.	133,832	7,113,171
International Business Machines Corp.	50,232	6,442,254
Lexmark International, Inc., Class A *	11,508	415,209
NetApp, Inc. *	77,980	2,539,029
QLogic Corp. *	5,115	103,834
SanDisk Corp. *	9,736	337,158
Seagate Technology *	90,978	1,661,258
Western Digital Corp. *	28,865	1,125,446

		51,423,836

Consumer Finance 1.7%
American Express Co.	202,811	8,367,982
Capital One Financial Corp.	5,949	246,348
Discover Financial Services	7,229	107,712

		8,722,042

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (continued)
March 31, 2010
NVIT Multi-Manager Large Cap Growth Fund

		Market
	Shares	Value

Common Stocks (continued)
Diversified Consumer Services 0.1%
Apollo Group, Inc., Class A *	8,415	$515,755

Diversified Financial Services 1.5%
Bank of America Corp.	288,160	5,143,656
JPMorgan Chase & Co.	60,849	2,722,993

		7,866,649

Diversified Telecommunication Services 0.0%†
CenturyTel, Inc.	1,436	50,921

Electric Utilities 0.1%
Duke Energy Corp.	8,231	134,330
Exelon Corp.	3,916	171,560

		305,890

Electrical Equipment 0.8%
Emerson Electric Co.	71,801	3,614,462
Rockwell Automation, Inc.	8,776	494,616

		4,109,078

Electronic Equipment, Instruments & Components 1.6%
Agilent Technologies, Inc. *	98,370	3,382,944
Arrow Electronics, Inc. *	8,025	241,793
Avnet, Inc. *	11,129	333,870
Corning, Inc.	90,819	1,835,452
Flextronics International Ltd. *	30,034	235,467
Ingram Micro, Inc., Class A *	47,262	829,448
Molex, Inc., Class A	6,943	122,544
Tech Data Corp. *	2,617	109,652
Tyco Electronics Ltd.	30,077	826,516
Vishay Intertechnology, Inc. *	9,791	100,162

		8,017,848

Energy Equipment & Services 0.6%
Baker Hughes, Inc.	3,715	174,011
Exterran Holdings, Inc. *	7,014	169,528
Halliburton Co.	22,369	673,978
Schlumberger Ltd.	32,271	2,047,918

		3,065,435

Food & Staples Retailing 2.1%
Costco Wholesale Corp.	9,109	543,898
CVS Caremark Corp.	18,478	675,556
Kroger Co. (The)	5,050	109,383
SUPERVALU, Inc.	15,971	266,396
Walgreen Co.	79,209	2,937,862
Wal-Mart Stores, Inc.	115,252	6,408,011

		10,941,106

Food Products 0.3%
Archer-Daniels-Midland Co.	43,444	1,255,531
Campbell Soup Co.	2,331	82,401
Hormel Foods Corp.	5,273	221,519

		1,559,451

Health Care Equipment & Supplies 3.3%
Baxter International, Inc.	42,476	2,472,103
Becton, Dickinson & Co.	24,564	1,933,924
Boston Scientific Corp. *	88,360	637,959
CareFusion Corp. *	32,871	868,781
Cooper Cos., Inc. (The)	2,424	94,245
Covidien PLC	145,696	7,325,595
Hill-Rom Holdings, Inc.	3,726	101,384
IDEXX Laboratories, Inc. *	5,329	306,684
Medtronic, Inc.	12,884	580,167
St. Jude Medical, Inc. *	35,101	1,440,896
Stryker Corp.	17,444	998,146
Zimmer Holdings, Inc. *	1,187	70,270

		16,830,154

Health Care Providers & Services 4.0%
Aetna, Inc.	57,677	2,025,040
Cardinal Health, Inc.	25,068	903,200
Coventry Health Care, Inc. *	9,825	242,874
Express Scripts, Inc. *	77,200	7,855,872
Humana, Inc. *	4,199	196,387
McKesson Corp.	40,785	2,680,390
Medco Health Solutions, Inc. *	5,225	337,326
UnitedHealth Group, Inc.	177,151	5,787,523
WellPoint, Inc. *	10,568	680,368

		20,708,980

Hotels, Restaurants & Leisure 0.7%
Carnival Corp.	23,439	911,308
Marriott International, Inc., Class A	22,855	720,390
McDonald’s Corp.	10,971	731,985
Panera Bread Co., Class A *	3,304	252,723
Starbucks Corp. *	44,351	1,076,399

		3,692,805

Household Durables 0.1%
Fortune Brands, Inc.	1,510	73,250
Harman International Industries, Inc. *	6,216	290,785
Mohawk Industries, Inc. *	2,238	121,702
Whirlpool Corp.	2,572	224,407

		710,144

Household Products 2.4%
Colgate-Palmolive Co.	40,167	3,424,638
Kimberly-Clark Corp.	17,809	1,119,830
Procter & Gamble Co. (The)	124,558	7,880,785

		12,425,253

Independent Power Producers & Energy Traders 0.1%
Constellation Energy Group, Inc.	6,437	226,003
Mirant Corp. *	4,988	54,170

		280,173

Industrial Conglomerates 0.6%
3M Co.	33,487	2,798,508
Carlisle Cos., Inc.	2,319	88,354
Tyco International Ltd.	10,992	420,444

		3,307,306

Information Technology Services 2.1%
Accenture PLC, Class A	53,528	2,245,500
Amdocs Ltd. *	4,217	126,974
Computer Sciences Corp. *	5,147	280,460
MasterCard, Inc., Class A	21,170	5,377,180
NeuStar, Inc., Class A *	17,732	446,846
Visa, Inc., Class A	26,237	2,388,354

		10,865,314

Insurance 0.3%
Assurant, Inc.	2,948	101,352
Lincoln National Corp.	1,870	57,409
Loews Corp.	2,572	95,884
MBIA, Inc. *	9,836	61,672
Protective Life Corp.	2,629	57,812
Travelers Cos., Inc. (The)	1,488	80,263
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (continued)
March 31, 2010
NVIT Multi-Manager Large Cap Growth Fund

		Market
	Shares	Value

Common Stocks (continued)
Insurance (continued)
Unitrin, Inc.	3,442	$96,548
Unum Group	44,420	1,100,283

		1,651,223

Internet & Catalog Retail 3.1%
Amazon.com, Inc. *	78,241	10,619,651
Expedia, Inc.	23,197	578,997
Netflix, Inc. *	3,855	284,268
priceline.com, Inc. *	17,500	4,462,500

		15,945,416

Internet Software & Services 4.6%
AOL, Inc. *	9,571	241,955
eBay, Inc. *	191,238	5,153,864
Google, Inc., Class A *	30,986	17,569,372
VeriSign, Inc. *	21,282	553,545
Yahoo!, Inc. *	32,533	537,770

		24,056,506

Life Sciences Tools & Services 0.1%
Bio-Rad Laboratories, Inc., Class A *	731	75,673
Thermo Fisher Scientific, Inc. *	4,618	237,550

		313,223

Machinery 3.3%
Caterpillar, Inc.	5,306	333,482
Cummins, Inc.	42,493	2,632,441
Danaher Corp.	23,184	1,852,634
Eaton Corp.	10,483	794,297
Illinois Tool Works, Inc.	101,220	4,793,779
Ingersoll-Rand PLC	17,345	604,820
Oshkosh Corp. *	3,318	133,848
PACCAR, Inc.	4,101	177,737
Parker Hannifin Corp.	80,282	5,197,457
Timken Co.	6,104	183,181
Toro Co.	6,734	331,111
Trinity Industries, Inc.	10,142	202,434

		17,237,221

Media 2.3%
Comcast Corp., Class A	4,677	88,021
Comcast Corp., Special Class A	5,259	$94,504
DIRECTV Group, Inc. (The), Class A *	45,429	1,535,954
Discovery Communications, Inc., Class A *	6,973	235,618
DISH Network Corp., Class A	39,316	818,559
Liberty Media Corp. — Starz, Series A,*	1,395	76,279
Scripps Networks Interactive, Inc., Class A	8,876	393,651
Time Warner, Inc.	104,369	3,263,619
Walt Disney Co. (The)	155,540	5,429,901

		11,936,106

Metals & Mining 1.1%
Alcoa, Inc.	8,929	127,149
Freeport-McMoRan Copper & Gold, Inc.	42,604	3,559,138
Newmont Mining Corp.	19,475	991,862
Nucor Corp.	10,861	492,872
Reliance Steel & Aluminum Co.	5,405	266,088
Schnitzer Steel Industries, Inc., Class A	2,883	151,444

		5,588,553

Multiline Retail 0.9%
Big Lots, Inc. *	8,034	292,598
Dollar Tree, Inc. *	10,205	604,340
J.C. Penney Co., Inc.	2,802	90,140
Kohl’s Corp. *	8,148	446,348
Nordstrom, Inc.	9,963	406,989
Target Corp.	57,822	3,041,437

		4,881,852

Oil, Gas & Consumable Fuels 4.5%
Anadarko Petroleum Corp.	37,713	2,746,638
Canadian Natural Resources Ltd.	34,999	2,591,326
Chevron Corp.	7,684	582,678
Cimarex Energy Co.	1,963	116,563
ConocoPhillips	3,899	199,512
Denbury Resources, Inc. *	53,987	910,761
Devon Energy Corp.	22,007	1,417,911
Exxon Mobil Corp.	30,827	2,064,792
Newfield Exploration Co. *	47,622	2,478,725
Noble Energy, Inc.	65,840	4,806,320
Occidental Petroleum Corp.	21,393	1,808,564
Range Resources Corp.	36,428	1,707,380
Southwestern Energy Co. *	36,125	1,471,010
Valero Energy Corp.	16,793	330,822

		23,233,002

Paper & Forest Products 0.1%
International Paper Co.	10,958	269,676
MeadWestvaco Corp.	4,718	120,545

		390,221

Personal Products 1.6%
Avon Products, Inc.	141,500	4,792,605
Mead Johnson Nutrition Co., Class A	52,474	2,730,222
NBTY, Inc. *	12,700	609,346

		8,132,173

Pharmaceuticals 6.2%
Abbott Laboratories	71,193	3,750,447
Allergan, Inc.	96,273	6,288,553
Bristol-Myers Squibb Co.	26,247	700,795
Eli Lilly & Co.	101,669	3,682,451
Forest Laboratories, Inc. *	24,223	759,633
Johnson & Johnson	90,576	5,905,555
King Pharmaceuticals, Inc. *	32,457	381,694
Pfizer, Inc.	275,669	4,727,724
Teva Pharmaceutical Industries Ltd. ADR — IL	91,865	5,794,844
Watson Pharmaceuticals, Inc. *	7,530	314,528

		32,306,224

Professional Services 0.2%
Manpower, Inc.	11,474	655,395
Robert Half International, Inc.	5,999	182,549

		837,944

Real Estate Investment Trusts (REITs) 0.6%
AvalonBay Communities, Inc.	1,869	161,388
Plum Creek Timber Co., Inc.	4,215	164,005
Public Storage	6,521	599,867
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (continued)
March 31, 2010
NVIT Multi-Manager Large Cap Growth Fund

		Market
	Shares	Value

Common Stocks (continued)
Real Estate Investment Trusts (REITs) (continued)
Rayonier, Inc.	14,439	$655,964
Simon Property Group, Inc.	19,761	1,657,948

		3,239,172

Semiconductors & Semiconductor Equipment 4.7%
Analog Devices, Inc.	9,931	286,211
Broadcom Corp., Class A	90,908	3,016,327
Fairchild Semiconductor International, Inc. *	6,981	74,348
Integrated Device Technology, Inc. *	48,982	300,260
Intel Corp.	452,127	10,064,347
Intersil Corp., Class A	7,245	106,936
LSI Corp. *	42,201	258,270
Marvell Technology Group Ltd. *	221,020	4,504,388
NVIDIA Corp. *	200,580	3,486,080
Texas Instruments, Inc.	88,901	2,175,408

		24,272,575

Software 7.9%
Activision Blizzard, Inc.	15,342	185,025
Adobe Systems, Inc. *	60,162	2,127,930
CA, Inc.	2,795	65,599
Citrix Systems, Inc. *	50,253	2,385,510
Microsoft Corp.(b)	830,808	24,317,750
Oracle Corp.	390,735	10,037,982
Symantec Corp. *	76,259	1,290,302
Synopsys, Inc. *	17,100	382,527

		40,792,625

Specialty Retail 2.3%
AutoNation, Inc. *	13,184	$238,366
Barnes & Noble, Inc.	2,740	59,239
Best Buy Co., Inc.	14,326	609,428
Gap, Inc. (The)	18,525	428,113
Guess?, Inc.	4,601	216,155
Limited Brands, Inc.	8,826	217,296
Lowe’s Cos., Inc.	75,884	1,839,428
Office Depot, Inc. *	14,308	114,178
PetSmart, Inc.	9,757	311,834
Ross Stores, Inc.	14,058	751,681
Staples, Inc.	91,223	2,133,706
TJX Cos., Inc.	118,319	5,030,924

		11,950,348

Textiles, Apparel & Luxury Goods 0.4%
Coach, Inc.	46,891	1,853,132
NIKE, Inc., Class B	5,153	378,746

		2,231,878

Tobacco 1.5%
Altria Group, Inc.	35,523	728,932
Lorillard, Inc.	22,093	1,662,277
Philip Morris International, Inc.	99,153	5,171,821

		7,563,030

Trading Companies & Distributors 0.0%†
W.W. Grainger, Inc.	1,186	128,230

Wireless Telecommunication Services 1.1%
American Tower Corp., Class A *	116,382	4,959,037
Sprint Nextel Corp. *	110,092	418,349
Telephone & Data Systems, Inc.	4,948	167,490

		5,544,876

Total Common Stocks (cost $432,031,331)		504,786,618

Mutual Fund 2.5%
Money Market Fund 2.5%
Invesco AIM Liquid Assets Portfolio, 0.11% (a)	13,158,626	13,158,626

Total Mutual Fund (cost $13,158,626)		13,158,626

Total Investments (cost $445,189,957) (c) — 100.1%		517,945,244

Liabilities in excess of other assets — (0.1%)		(290,475)

NET ASSETS — 100.0%		$517,654,769

*	Denotes a non-income producing security.

(a)	Represents 7-day effective yield as of March 31, 2010.

(b)	A security or a portion of a security was used to cover the margin requirement for futures contracts.

(c)	At March 31, 2010, the tax basis cost of the Fund’s investments was $450,464,804, tax unrealized appreciation and depreciation were $69,083,937 and $(1,603,497), respectively.

†	Amount rounds to less than 0.1%.

ADR	American Depositary Receipt

AG	Stock Corporation

IL	Israel

Ltd.	Limited

PLC	Public Limited Company

REG	Registered Shares

REIT	Real Estate Investment Trust

SA	Stock Company
At March 31, 2010, the Fund’s open futures contracts were as follows:

Number			Notional Value
of			Covered by	Unrealized
Contracts	Long Contracts	Expiration	Contracts	Appreciation
54	S&P 500 E-Mini	06/30/10	$3,146,040	$10,900
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (continued)
March 31, 2010
NVIT Multi-Manager Large Cap Growth Fund
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:
Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2010:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$504,786,618	$—	$—	$504,786,618
Future	10,900	—	—	10,900
Mutual Fund	13,158,626	—	—	13,158,626

Total	$517,956,144	$—	$—	$517,956,144

Amounts designated as “-” are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (continued)
March 31, 2010
NVIT Multi-Manager Large Cap Growth Fund
The Fund is subject to the provisions of FASB ASC 815, “Derivatives and Hedging” (formerly known as SFAS 161). The standard requires enhanced disclosure about an entity’s derivative and hedging activities.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2010. Please see below for information on the Fund’s policy regarding the objectives and strategies for using futures contracts.
Futures Contracts
The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund may enter into financial futures contracts (“futures contracts”) to gain exposure to, or hedge against changes in, the value of equities. The Fund may also enter into futures contracts for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to enter into and maintain futures contracts may not exceed 5% of the Fund’s NAV after taking into account unrealized gains and unrealized losses on such futures contracts.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. Futures contracts involve minimal counterparty credit risk to the Fund because futures contracts are exchange-traded, and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees futures contracts against default.
Fair Values of Derivative Instruments as of March 31, 2010
     Derivatives not accounted for as hedging instruments under ASC 815

Fair Value
Assets:
Equity contracts	$10,900

Total	$10,900

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments
March 31, 2010 (Unaudited)
NVIT Multi-Manager Large Cap Value Fund

		Market
	Shares	Value

Common Stocks 97.8%
BERMUDA 1.5%
Insurance 1.3%
Allied World Assurance Co. Holdings Ltd.	5,400	$242,190
Arch Capital Group Ltd.*	1,800	137,250
Axis Capital Holdings Ltd.	3,900	121,914
Everest Re Group Ltd.	47,977	3,882,779
PartnerRe Ltd.	7,000	558,040
XL Capital Ltd., Class A	23,700	447,930

		5,390,103

Oil, Gas & Consumable Fuels 0.2%
Frontline Ltd.	25,700	787,191

		6,177,294

BRAZIL 0.2%
Food Products 0.2%
BRF- Brasil Foods SA ADR	13,200	725,208

CANADA 0.6%
Oil, Gas & Consumable Fuels 0.6%
Canadian Natural Resources Ltd.	32,500	2,406,300

FRANCE 0.7%
Oil, Gas & Consumable Fuels 0.7%
Total SA ADR	46,600	2,703,732

GERMANY 0.2%
Construction Materials 0.2%
HeidelbergCement AG	13,219	735,784

IRELAND 0.8%
Health Care Equipment & Supplies 0.7%
Covidien PLC	55,139	2,772,389

Pharmaceuticals 0.1%
Elan Corp. PLC ADR*	80,100	607,158

		3,379,547

JAPAN 0.4%
Pharmaceuticals 0.2%
Daiichi Sankyo Co. Ltd.	38,200	716,204

Tobacco 0.2%
Japan Tobacco, Inc.	200	744,569

		1,460,773

NETHERLANDS 0.5%
Energy Equipment & Services 0.2%
SBM Offshore NV	37,618	751,655

Food Products 0.3%
Unilever NV NYRS	49,154	1,482,485

		2,234,140

SINGAPORE 0.3%
Electronic Equipment, Instruments & Components 0.3%
Flextronics International Ltd.*	134,000	1,050,560

SWEDEN 0.0%†
Auto Components 0.0%†
Autoliv, Inc.*	3,700	190,661

SWITZERLAND 1.6%
Capital Markets 0.2%
UBS AG REG*	64,300	1,046,167

Energy Equipment & Services 0.4%
Weatherford International Ltd.*	95,700	1,517,802

Insurance 0.7%
Ace Ltd.	58,100	3,038,630

Pharmaceuticals 0.3%
Roche Holding AG	6,652	1,080,355

		6,682,954

TAIWAN 0.2%
Semiconductors & Semiconductor Equipment 0.2%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	74,860	785,282

UNITED KINGDOM 0.6%
Containers & Packaging 0.4%
Rexam PLC	331,638	1,474,178

Hotels, Restaurants & Leisure 0.2%
Thomas Cook Group PLC	206,912	847,625

		2,321,803

UNITED STATES 90.2%
Aerospace & Defense 3.6%
Boeing Co. (The)	40,992	2,976,429
General Dynamics Corp.	14,100	1,088,520
Honeywell International, Inc.	145,127	6,569,899
ITT Corp.	20,100	1,077,561
Lockheed Martin Corp.	10,000	832,200
Northrop Grumman Corp.	18,900	1,239,273
Raytheon Co.	17,600	1,005,312

		14,789,194

Air Freight & Logistics 0.7%
FedEx Corp.	4,600	429,640
United Parcel Service, Inc., Class B	36,100	2,325,201

		2,754,841

Airlines 0.5%
Delta Air Lines, Inc.*	131,400	1,917,126
Southwest Airlines Co.	17,200	227,384

		2,144,510

Auto Components 0.6%
Johnson Controls, Inc.	77,143	2,544,948

Automobiles 0.6%
Ford Motor Co.*	196,098	2,464,952

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (continued)
March 31, 2010 (Unaudited)
NVIT Multi-Manager Large Cap Value Fund

		Market
	Shares	Value

Common Stocks (continued)
UNITED STATES (continued)
Biotechnology 1.2%
Amgen, Inc.*	28,900	$1,727,064
Biogen Idec, Inc.*	52,600	3,017,136

		4,744,200

Building Products 0.0%†
Owens Corning, Inc.*	5,000	127,200

Capital Markets 4.5%
Ameriprise Financial, Inc.	73,500	3,333,960
Bank of New York Mellon Corp. (The)	140,546	4,340,060
Franklin Resources, Inc.	29,733	3,297,390
Goldman Sachs Group, Inc. (The)	10,100	1,723,363
Invesco Ltd.	105,744	2,316,851
Morgan Stanley	4,200	123,018
State Street Corp.	29,021	1,310,008
TD Ameritrade Holding Corp.*	92,400	1,761,144

		18,205,794

Chemicals 2.0%
Air Products & Chemicals, Inc.	17,775	1,314,461
Ashland, Inc.	5,100	269,127
Cabot Corp.	7,200	218,880
Cytec Industries, Inc.	5,600	261,744
Dow Chemical Co. (The)	125,152	3,700,745
E.I. du Pont de Nemours & Co.	15,100	562,324
Huntsman Corp.	63,000	759,150
Mosaic Co. (The)	18,000	1,093,860

		8,180,291

Commercial Banks 3.0%
Comerica, Inc.	16,600	631,464
Commerce Bancshares, Inc.	8,200	337,348
Huntington Bancshares, Inc.	144,400	775,428
KeyCorp	34,600	268,150
Marshall & Ilsley Corp.	22,800	183,540
PNC Financial Services Group, Inc.	15,000	895,500
SunTrust Banks, Inc.	67,836	1,817,326
Wells Fargo & Co.	232,800	7,244,736

		12,153,492

Commercial Services & Supplies 0.2%
RR Donnelley & Sons Co.	46,100	984,235

Communications Equipment 2.0%
Cisco Systems, Inc.*	250,086	6,509,739
Harris Corp.	4,300	204,207
QUALCOMM, Inc.	29,746	1,249,034
Tellabs, Inc.	14,100	106,737

		8,069,717

Computers & Peripherals 0.7%
Hewlett-Packard Co.	46,982	2,497,093
SanDisk Corp.*	4,300	148,909

		2,646,002

Construction & Engineering 0.0%†
URS Corp.*	2,800	138,908

Construction Materials 0.5%
Vulcan Materials Co.	41,700	1,969,908

Consumer Finance 1.5%
American Express Co.	18,000	742,680
AmeriCredit Corp.*	8,400	199,584
Capital One Financial Corp.	28,900	1,196,749
Discover Financial Services	55,000	819,500
SLM Corp.*	240,690	3,013,439

		5,971,952

Containers & Packaging 0.4%
Owens-Illinois, Inc.*	40,500	1,439,370
Temple-Inland, Inc.	6,600	134,838

		1,574,208

Diversified Consumer Services 0.4%
Apollo Group, Inc., Class A*	24,500	1,501,605

Diversified Financial Services 6.9%
Bank of America Corp.	909,059	16,226,703
Citigroup, Inc.*	76,800	311,040
JPMorgan Chase & Co.	265,446	11,878,709

		28,416,452

Diversified Telecommunication Services 1.3%
AT&T, Inc.	151,000	3,901,840
Qwest Communications International, Inc.	159,600	833,112
Verizon Communications, Inc.	16,100	499,422

		5,234,374

Electric Utilities 3.8%
Allegheny Energy, Inc.	68,000	1,564,000
American Electric Power Co., Inc.	35,550	1,215,099
Edison International	12,600	430,542
Entergy Corp.	85,217	6,932,403
Exelon Corp.	26,600	1,165,346
FirstEnergy Corp.	77,979	3,048,199
Northeast Utilities	32,200	890,008
Progress Energy, Inc.	11,500	452,640

		15,698,237

Electrical Equipment 1.4%
Ametek, Inc.	47,500	1,969,350
Emerson Electric Co.	73,640	3,707,038

		5,676,388

Electronic Equipment, Instruments & Components 1.9%
Arrow Electronics, Inc.*	94,600	2,850,298
Avnet, Inc.*	65,440	1,963,200
Corning, Inc.	69,850	1,411,669
Ingram Micro, Inc., Class A*	34,100	598,455
Jabil Circuit, Inc.	48,900	791,691
Tech Data Corp.*	6,600	276,540

		7,891,853

Energy Equipment & Services 2.9%
Baker Hughes, Inc.	32,450	1,519,958
Halliburton Co.	118,516	3,570,887
Helix Energy Solutions Group, Inc.*	20,500	267,115
Helmerich & Payne, Inc.	4,900	186,592
National Oilwell Varco, Inc.	26,800	1,087,544
Oil States International, Inc.*	17,200	779,848
Pride International, Inc.*	7,200	216,792
Rowan Cos., Inc.*	25,100	730,661
Schlumberger Ltd.	55,021	3,491,633

		11,851,030

Food & Staples Retailing 1.5%
CVS Caremark Corp.	49,335	1,803,688
SUPERVALU, Inc.	18,600	310,248
Sysco Corp.	68,800	2,029,600
Wal-Mart Stores, Inc.	38,452	2,137,931

		6,281,467

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (continued)
March 31, 2010 (Unaudited)
NVIT Multi-Manager Large Cap Value Fund

		Market
	Shares	Value

Common Stocks (continued)
UNITED STATES (continued)
Food Products 2.6%
Archer-Daniels-Midland Co.	72,000	$2,080,800
Campbell Soup Co.	7,500	265,125
Del Monte Foods Co.	7,300	106,580
General Mills, Inc.	42,532	3,010,840
Kraft Foods, Inc., Class A	112,437	3,400,095
Sara Lee Corp.	51,700	720,181
Tyson Foods, Inc., Class A	57,800	1,106,870

		10,690,491

Gas Utilities 0.1%
National Fuel Gas Co.	3,600	181,980
Questar Corp.	1,500	64,800

		246,780

Health Care Equipment & Supplies 1.8%
Baxter International, Inc.	79,716	4,639,471
Medtronic, Inc.	27,100	1,220,313
St. Jude Medical, Inc.*	36,800	1,510,640

		7,370,424

Health Care Providers & Services 2.4%
AmerisourceBergen Corp.	7,900	228,468
Cardinal Health, Inc.	32,400	1,167,372
CIGNA Corp.	16,900	618,202
Coventry Health Care, Inc.*	37,300	922,056
McKesson Corp.	15,400	1,012,088
UnitedHealth Group, Inc.	39,700	1,296,999
WellPoint, Inc.*	68,022	4,379,256

		9,624,441

Hotels, Restaurants & Leisure 0.0%†
Wyndham Worldwide Corp.	3,000	77,190

Household Durables 0.7%
Newell Rubbermaid, Inc.	95,950	1,458,440
NVR, Inc.*	368	267,352
Toll Brothers, Inc.*	43,000	894,400
Whirlpool Corp.	4,200	366,450

		2,986,642

Household Products 0.3%
Kimberly-Clark Corp.	15,000	943,200
Procter & Gamble Co. (The)	7,500	474,525

		1,417,725

Independent Power Producers & Energy Traders 0.3%
Calpine Corp.*	8,200	97,498
Mirant Corp.*	14,200	154,212
NRG Energy, Inc.*	43,905	917,615

		1,169,325

Industrial Conglomerates 2.3%
General Electric Co.	517,752	9,423,086

Information Technology Services 0.7%
Computer Sciences Corp.*	12,900	702,921
Paychex, Inc.	29,600	908,720
SAIC, Inc.*	5,700	100,890
Western Union Co. (The)	62,200	1,054,912

		2,767,443

Insurance 6.7%
Aflac, Inc.	66,929	3,633,575
Allstate Corp. (The)	37,400	1,208,394
Aon Corp.	5,700	243,447
Assurant, Inc.	9,400	323,172
Chubb Corp.	13,200	684,420
Fidelity National Financial, Inc., Class A	113,800	1,686,516
First American Corp.	23,200	785,088
Hartford Financial Services Group, Inc.	58,317	1,657,369
Loews Corp.	12,000	447,360
Marsh & McLennan Cos., Inc.	74,728	1,824,858
Principal Financial Group, Inc.	33,200	969,772
Prudential Financial, Inc.	58,495	3,538,948
Reinsurance Group of America, Inc.	53,800	2,825,576
Travelers Cos., Inc. (The)	77,576	4,184,449
Unum Group	123,100	3,049,187
White Mountains Insurance Group Ltd.	1,317	467,535

		27,529,666

Internet & Catalog Retail 0.3%
Liberty Media Corp. — Interactive, Class A*	69,300	1,060,983

Internet Software & Services 0.6%
AOL, Inc.*	3,700	93,536
Google, Inc., Class A*	3,178	1,801,958
IAC/InterActiveCorp*	16,000	363,840

		2,259,334

Leisure Equipment & Products 0.2%
Mattel, Inc.	29,900	679,926

Machinery 1.8%
AGCO Corp.*	18,700	670,769
Bucyrus International, Inc.	3,100	204,569
Eaton Corp.	20,038	1,518,279
Gardner Denver, Inc.	4,600	202,584
Illinois Tool Works, Inc.	9,500	449,920
Oshkosh Corp.*	21,600	871,344
Parker Hannifin Corp.	6,800	440,232
Pentair, Inc.	49,600	1,766,752
Terex Corp.*	34,700	788,037
Timken Co.	20,400	612,204

		7,524,690

Media 4.5%
CBS Corp. Non-Voting, Class B	120,980	1,686,461
Comcast Corp., Class A	256,980	4,836,364
DIRECTV Group, Inc. (The), Class A*	69,287	2,342,593
DISH Network Corp., Class A	147,824	3,077,696
Scripps Networks Interactive, Inc., Class A	14,500	643,075
Time Warner Cable, Inc.	24,993	1,332,377
Time Warner, Inc.	32,700	1,022,529
Viacom, Inc., Class B*	67,890	2,334,058
Virgin Media, Inc.	47,100	812,946
Walt Disney Co. (The)	3,200	111,712

		18,199,811

Metals & Mining 0.7%
Cliffs Natural Resources, Inc.	37,001	2,625,221
Reliance Steel & Aluminum Co.	7,400	364,302

		2,989,523

Multiline Retail 0.6%
Family Dollar Stores, Inc.	26,000	951,860
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (continued)
March 31, 2010 (Unaudited)
NVIT Multi-Manager Large Cap Value Fund

		Market
	Shares	Value

Common Stocks (continued)
UNITED STATES (continued)
Multiline Retail (continued)
Target Corp.	31,600	$1,662,160

		2,614,020

Multi-Utilities 0.4%
Ameren Corp.	6,400	166,912
Consolidated Edison, Inc.	6,300	280,602
DTE Energy Co.	5,100	227,460
MDU Resources Group, Inc.	8,100	174,798
NSTAR	5,400	191,268
PG&E Corp.	2,900	123,018
Public Service Enterprise Group, Inc.	10,600	312,912

		1,476,970

Oil, Gas & Consumable Fuels 10.5%
Anadarko Petroleum Corp.	52,140	3,797,356
Apache Corp.	5,600	568,400
Chevron Corp.	21,100	1,600,013
Cimarex Energy Co.	9,600	570,048
Cobalt International Energy, Inc.*	46,900	637,840
ConocoPhillips	6,200	317,254
CONSOL Energy, Inc.	35,900	1,531,494
Devon Energy Corp.	18,800	1,211,284
EOG Resources, Inc.	34,281	3,186,076
Exxon Mobil Corp.	110,561	7,405,376
Forest Oil Corp.*	3,600	92,952
Hess Corp.	56,590	3,539,705
Marathon Oil Corp.	19,500	616,980
Murphy Oil Corp.	5,500	309,045
Newfield Exploration Co.*	91,601	4,767,832
Noble Energy, Inc.	32,300	2,357,900
Occidental Petroleum Corp.	77,854	6,581,777
Range Resources Corp.	54,595	2,558,868
Spectra Energy Corp.	10,300	232,059
Williams Cos., Inc. (The)	49,200	1,136,520

		43,018,779

Paper & Forest Products 0.3%
International Paper Co.	43,900	1,080,379
MeadWestvaco Corp.	9,800	250,390

		1,330,769

Pharmaceuticals 4.1%
Eli Lilly & Co.	11,400	412,908
Forest Laboratories, Inc.*	18,400	577,024
Johnson & Johnson	56,766	3,701,143
King Pharmaceuticals, Inc.*	119,600	1,406,496
Merck & Co., Inc.	141,299	5,277,518
Pfizer, Inc.	319,700	5,482,855

		16,857,944

Real Estate Investment Trusts (REITs) 0.4%
Annaly Capital Management, Inc.	60,500	1,039,390
Equity Residential	9,500	371,925
HCP, Inc.	7,800	257,400
Hospitality Properties Trust	5,400	129,330
Host Hotels & Resorts, Inc.	5	73

		1,798,118

Road & Rail 0.0%†
Kansas City Southern*	2,600	94,042

Semiconductors & Semiconductor Equipment 0.8%
Applied Materials, Inc.	48,400	652,432
Broadcom Corp., Class A	45,163	1,498,508
Intel Corp.	40,000	890,400
Micron Technology, Inc.*	30,100	312,739

		3,354,079

Software 1.3%
Microsoft Corp.	77,700	2,274,279
Oracle Corp.	118,804	3,052,075

		5,326,354

Specialty Retail 2.5%
Bed Bath & Beyond, Inc.*	39,250	1,717,580
Home Depot, Inc.	106,100	3,432,335
Limited Brands, Inc.	13,300	327,446
Lowe’s Cos., Inc.	44,400	1,076,256
Staples, Inc.	94,680	2,214,565
TJX Cos., Inc.	31,379	1,334,235

		10,102,417

Tobacco 0.5%
Philip Morris International, Inc.	33,102	1,726,600
Reynolds American, Inc.	5,000	269,900

		1,996,500

Wireless Telecommunication Services 0.7%
Sprint Nextel Corp.*	796,165	3,025,427

		369,028,657

Total Common Stocks (cost $348,411,732)		399,882,695

	Principal	Market
	Amount	Value

U.S. Government Sponsored & Agency Obligation 0.1%
UNITED STATES 0.1%
U.S. Treasury Bill, 0.00%, 09/16/10(a)	$493,000	492,482

Total U.S. Government Sponsored & Agency Obligation (cost $492,494)		492,482

		Market
	Shares	Value

Mutual Fund 2.4%
Money Market Fund 2.4%
Invesco AIM Liquid Assets Portfolio, 0.11% (b)	9,972,603	9,972,603

Total Mutual Fund (cost $9,972,603)		9,972,603

Total Investments (cost $358,876,829) (c) — 100.3%		410,347,780

Liabilities in excess of other assets — (0.3)%		(1,262,463)

NET ASSETS — 100.0%		$409,085,317

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (continued)
March 31, 2010 (Unaudited)
NVIT Multi-Manager Large Cap Value Fund

*	Denotes a non-income producing security.

(a)	A security or a portion of a security was used to cover the margin requirement for futures contracts.

(b)	Represents 7-day effective yield as of March 31, 2010.

(c)	At March 31, 2010, the tax basis cost of the Fund’s investments was $366,860,994, tax unrealized appreciation and depreciation were $46,611,067 and $(3,124,281), respectively.

†	Amount rounds to less than 0.1%.

ADR	American Depositary Receipt

AG	Stock Corporation

Ltd.	Limited

NV	Public Traded Company

NYRS	New York Registry Shares

PLC	Public Limited Company

REIT	Real Estate Investment Trust

SA	Stock Company
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (continued)
March 31, 2010 (Unaudited)
NVIT Multi-Manager Large Cap Value Fund
At March 31, 2010, the Fund’s open futures contracts were as follows:

Number			Notional Value
of			Covered by	Unrealized
Contracts	Long Contracts	Expiration	Contracts	Appreciation

40	S&P 500 E-Mini	06/30/10	$2,330,400	$12,777
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (continued)
March 31, 2010 (Unaudited)
NVIT Multi-Manager Large Cap Value Fund
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:
Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2010:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$392,675,006	$7,207,689	$—	$399,882,695
Future	12,777	—	—	12,777
Mutual Fund	9,972,603	—	—	9,972,603
U.S. Government Sponsored & Agency Obligation	—	492,482	—	492,482

Total	$402,660,386	$7,700,171	$—	$410,360,557

Amounts designated as “-” are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (continued)
March 31, 2010 (Unaudited)
NVIT Multi-Manager Large Cap Value Fund
The Fund is subject to the provisions of FASB ASC 815, “Derivatives and Hedging” (formerly known as SFAS 161). The standard requires enhanced disclosure about an entity’s derivative and hedging activities.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2010. Please see below for information on the Fund’s policy regarding the objectives and strategies for using futures contracts.
Futures Contracts
The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund may enter into financial futures contracts (“futures contracts”) to gain exposure to, or hedge against changes in, the value of equities. The Fund may also enter into futures contracts for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to enter into and maintain futures contracts may not exceed 5% of the Fund’s NAV after taking into account unrealized gains and unrealized losses on such futures contracts.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. Futures contracts involve minimal counterparty credit risk to the Fund because futures contracts are exchange-traded, and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees futures contracts against default.
Fair Values of Derivative Instruments as of March 31, 2010
     Derivatives not accounted for as hedging instruments under ASC 815

Fair Value

Assets:
Equity contracts	$12,777

Total	$12,777

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments
March 31, 2010 (Unaudited)
NVIT Multi-Manager Mid Cap Growth Fund

		Market
	Shares	Value

Common Stocks 98.2%
ARGENTINA 0.3%
Internet Software & Services 0.3%
MercadoLibre, Inc.*	55,123	$2,657,480

BERMUDA 1.7%
Capital Markets 0.6%
Lazard Ltd., Class A	115,685	4,129,954

Semiconductors & Semiconductor Equipment 1.1%
Marvell Technology Group Ltd.*	412,365	8,403,999

		12,533,953

CAYMAN ISLANDS 0.4%
Computers & Peripherals 0.4%
Seagate Technology	160,072	2,922,915

CHINA 0.7%
Hotels, Restaurants & Leisure 0.7%
Ctrip.com International Ltd. ADR*	128,093	5,021,246

IRELAND 0.7%
Health Care Equipment & Supplies 0.3%
Covidien PLC	42,900	2,157,012

Pharmaceuticals 0.4%
Shire PLC ADR	120,024	3,170,583

		5,327,595

NETHERLANDS 2.6%
Construction & Engineering 0.3%
Chicago Bridge & Iron Co. NV NYRS REG*	89,501	2,081,793

Electrical Equipment 0.2%
Sensata Technologies Holding NV*(a)	110,000	1,975,600

Energy Equipment & Services 0.9%
Core Laboratories NV	49,739	6,505,861

Internet Software & Services 0.9%
VistaPrint NV*	120,000	6,870,000

Semiconductors & Semiconductor Equipment 0.3%
ASML Holding NV, Class G NYRS	63,255	2,239,227

		19,672,481

SINGAPORE 0.6%
Semiconductors & Semiconductor Equipment 0.6%
Avago Technologies Ltd.*	230,000	4,728,800

SWEDEN 0.5%
Auto Components 0.5%
Autoliv, Inc.*	66,499	3,426,693

UNITED STATES 90.7%
Aerospace & Defense 3.5%
BE Aerospace, Inc.*	121,584	3,702,233
Goodrich Corp.	66,304	4,675,758
L-3 Communications Holdings, Inc.	32,457	2,974,035
Precision Castparts Corp.	80,939	10,255,781
Rockwell Collins, Inc.	70,000	4,381,300

		25,989,107

Air Freight & Logistics 1.2%
Atlas Air Worldwide Holdings, Inc.*	15,036	797,660
CH Robinson Worldwide, Inc.	90,300	5,043,255
FedEx Corp.	32,664	3,050,817

		8,891,732

Auto Components 0.3%
Gentex Corp.	100,000	1,942,000

Biotechnology 2.7%
Alexion Pharmaceuticals, Inc.*	148,314	8,063,832
BioMarin Pharmaceutical, Inc.*	105,000	2,453,850
Dendreon Corp.*	60,000	2,188,200
Human Genome Sciences, Inc.*	115,000	3,473,000
Talecris Biotherapeutics Holdings Corp.*	190,000	3,784,800

		19,963,682

Capital Markets 1.7%
Affiliated Managers Group, Inc.*	61,900	4,890,100
Janus Capital Group, Inc.	105,049	1,501,150
Jefferies Group, Inc.	92,064	2,179,155
SEI Investments Co.	110,000	2,416,700
Waddell & Reed Financial, Inc., Class A	50,001	1,802,036

		12,789,141

Chemicals 1.9%
Celanese Corp., Series A	68,051	2,167,424
CF Industries Holdings, Inc.	16,952	1,545,684
Mosaic Co. (The)	63,925	3,884,722
Nalco Holding Co.	110,000	2,676,300
Scotts Miracle-Gro Co. (The), Class A	40,000	1,854,000
Sigma-Aldrich Corp.	45,000	2,414,700

		14,542,830

Commercial Banks 0.7%
Comerica, Inc.	77,254	2,938,742
Fifth Third Bancorp	162,544	2,208,973

		5,147,715

Commercial Services & Supplies 1.0%
Stericycle, Inc.*	140,000	7,630,000

Communications Equipment 1.8%
F5 Networks, Inc.*	136,025	8,366,898
Juniper Networks, Inc.*	85,000	2,607,800
Polycom, Inc.*	75,500	2,308,790

		13,283,488

Computers & Peripherals 1.8%
Lexmark International, Inc., Class A*	66,158	2,386,981
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT Multi-Manager Mid Cap Growth Fund

		Market
	Shares	Value

Common Stocks (continued)
UNITED STATES (continued)
Computers & Peripherals
NetApp, Inc.*	189,438	$6,168,101
Western Digital Corp.*	123,144	4,801,385

		13,356,467

Construction & Engineering 0.3%
Aecom Technology Corp.*	78,022	2,213,484

Consumer Finance 0.6%
AmeriCredit Corp.*	135,623	3,222,402
Discover Financial Services	108,582	1,617,872

		4,840,274

Diversified Consumer Services 1.5%
DeVry, Inc.	80,400	5,242,080
Strayer Education, Inc.(a)	25,000	6,088,000

		11,330,080

Diversified Financial Services 1.4%
IntercontinentalExchange, Inc.*	45,000	5,048,100
MSCI, Inc., Class A*	155,000	5,595,500

		10,643,600

Electrical Equipment 1.6%
Ametek, Inc.	144,500	5,990,970
Rockwell Automation, Inc.	26,267	1,480,408
Roper Industries, Inc.	80,000	4,627,200

		12,098,578

Electronic Equipment, Instruments & Components 4.3%
Agilent Technologies, Inc.*	257,669	8,861,237
Amphenol Corp., Class A	95,000	4,008,050
Dolby Laboratories, Inc., Class A*	116,700	6,846,789
Jabil Circuit, Inc.	83,319	1,348,934
Molex, Inc.	69,995	1,460,096
National Instruments Corp.	142,500	4,752,375
Trimble Navigation Ltd.*	164,500	4,724,440

		32,001,921

Energy Equipment & Services 1.7%
Atwood Oceanics, Inc.*	43,423	1,503,739
Cameron International Corp.*	49,529	2,122,813
CARBO Ceramics, Inc.	91,600	5,710,344
Oceaneering International, Inc.*	50,000	3,174,500

		12,511,396

Food Products 0.8%
Green Mountain Coffee Roasters, Inc.*	14,990	1,451,332
H.J. Heinz Co.	47,182	2,151,971
JM Smucker Co. (The)	40,000	2,410,400

		6,013,703

Health Care Equipment & Supplies 3.5%
Edwards Lifesciences Corp.*	50,000	4,944,000
Intuitive Surgical, Inc.*	12,777	4,448,057
NuVasive, Inc.*	137,500	6,215,000
ResMed, Inc.*	46,400	2,953,360
Sirona Dental Systems, Inc.*	67,500	2,567,025
Varian Medical Systems, Inc.*	26,961	1,491,752
Volcano Corp.*	157,500	3,805,200

		26,424,394

Health Care Providers & Services 4.0%
AmerisourceBergen Corp.	130,738	3,780,943
Express Scripts, Inc.*	140,307	14,277,640
Health Management Associates, Inc., Class A*	181,834	1,563,772
HMS Holdings Corp.*	87,500	4,461,625
Medco Health Solutions, Inc.*	94,683	6,112,735

		30,196,715

Health Care Technology 1.4%
Allscripts-Misys Healthcare Solutions, Inc.*	290,709	5,686,268
Cerner Corp.*	33,157	2,820,335
MedAssets, Inc.*	100,000	2,100,000

		10,606,603

Hotels, Restaurants & Leisure 3.4%
Hyatt Hotels Corp., Class A*	65,000	2,532,400
Las Vegas Sands Corp.*	66,625	1,409,119
Royal Caribbean Cruises Ltd.*(a)	205,797	6,789,243
Starwood Hotels & Resorts Worldwide, Inc.	115,199	5,372,881
WMS Industries, Inc.*	195,000	8,178,300
Wynn Resorts Ltd.	19,443	1,474,363

		25,756,306

Household Durables 1.8%
Harman International Industries, Inc.*	51,482	2,408,328
NVR, Inc.*	2,981	2,165,696
Stanley Black & Decker, Inc.	75,733	4,347,832
Tempur-Pedic International, Inc.*	51,465	1,552,184
Tupperware Brands Corp.	30,942	1,492,023
Whirlpool Corp.	17,458	1,523,211

		13,489,274

Household Products 0.8%
Church & Dwight Co., Inc.	90,891	6,085,153

Information Technology Services 2.0%
Alliance Data Systems Corp.*(a)	47,500	3,039,525
Cognizant Technology Solutions Corp., Class A*	203,384	10,368,516
Hewitt Associates, Inc., Class A*	40,000	1,591,200

		14,999,241

Insurance 0.1%
Genworth Financial, Inc., Class A*	40,311	739,304

Internet & Catalog Retail 0.7%
priceline.com, Inc.*	19,202	4,896,510

Internet Software & Services 2.2%
Equinix, Inc.*	108,286	10,540,559
GSI Commerce, Inc.*	130,870	3,621,173
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT Multi-Manager Mid Cap Growth Fund

		Market
	Shares	Value

Common Stocks (continued)
UNITED STATES (continued)
Internet Software & Services
WebMD Health Corp.*	53,454	$2,479,197

		16,640,929

Leisure Equipment & Products 0.2%
Mattel, Inc.	64,551	1,467,890

Life Sciences Tools & Services 1.3%
Life Technologies Corp.*	150,125	7,847,034
Waters Corp.*	24,871	1,679,787

		9,526,821

Machinery 2.9%
Bucyrus International, Inc.	86,480	5,706,815
Cummins, Inc.	26,500	1,641,675
Danaher Corp.	68,500	5,473,835
Dover Corp.	33,440	1,563,320
Flowserve Corp.	32,500	3,583,775
Kennametal, Inc.	57,343	1,612,485
Pall Corp.	53,500	2,166,215

		21,748,120

Media 1.3%
Discovery Communications, Inc., Class A*	85,000	2,872,150
DreamWorks Animation SKG, Inc., Class A*	100,000	3,939,000
Scripps Networks Interactive, Inc., Class A	59,500	2,638,825

		9,449,975

Metals & Mining 2.1%
AK Steel Holding Corp.	95,575	2,184,845
Cliffs Natural Resources, Inc.	128,712	9,132,116
Freeport-McMoRan Copper & Gold, Inc.	17,555	1,466,545
Walter Energy, Inc.	31,894	2,942,859

		15,726,365

Multiline Retail 2.4%
Dollar Tree, Inc.*	148,460	8,791,801
Nordstrom, Inc.	220,072	8,989,941

		17,781,742

Oil, Gas & Consumable Fuels 4.8%
Alpha Natural Resources, Inc.*	91,638	4,571,820
Brigham Exploration Co.*	125,899	2,008,089
Cabot Oil & Gas Corp.	70,000	2,576,000
Concho Resources, Inc.*	179,273	9,028,188
Petrohawk Energy Corp.*	73,888	1,498,449
Range Resources Corp.	90,000	4,218,300
Southwestern Energy Co.*	105,000	4,275,600
Whiting Petroleum Corp.*	94,457	7,635,904

		35,812,350

Personal Products 1.0%
Mead Johnson Nutrition Co., Class A	145,035	7,546,171

Pharmaceuticals 0.6%
Mylan, Inc.*(a)	200,000	4,542,000

Professional Services 0.7%
Manpower, Inc.	40,000	2,284,800
Verisk Analytics, Inc., Class A*	112,500	3,172,500

		5,457,300

Real Estate Management & Development 0.5%
Jones Lang LaSalle, Inc.	56,000	4,081,840

Road & Rail 1.1%
J.B. Hunt Transport Services, Inc.	132,800	4,764,864
Kansas City Southern*	102,007	3,689,593

		8,454,457

Semiconductors & Semiconductor Equipment 4.5%
Altera Corp.	86,533	2,103,617
Analog Devices, Inc.	197,540	5,693,103
Atheros Communications, Inc.*	65,283	2,527,105
Cree, Inc.*	20,642	1,449,481
Microchip Technology, Inc.(a)	170,000	4,787,200
Novellus Systems, Inc.*	100,000	2,500,000
NVIDIA Corp.*	83,448	1,450,326
Silicon Laboratories, Inc.*	94,000	4,480,980
Teradyne, Inc.*	200,146	2,235,631
Varian Semiconductor Equipment Associates, Inc.*	94,900	3,143,088
Veeco Instruments, Inc.*	84,270	3,665,745

		34,036,276

Software 5.2%
ANSYS, Inc.*	135,000	5,823,900
Citrix Systems, Inc.*	123,210	5,848,779
Informatica Corp.*	163,713	4,397,331
McAfee, Inc.*	52,600	2,110,838
MICROS Systems, Inc.*	95,000	3,123,600
Rovi Corp.*	172,248	6,395,568
Salesforce.com, Inc.*	59,505	4,430,147
Solera Holdings, Inc.	65,000	2,512,250
Sybase, Inc.*	95,000	4,428,900

		39,071,313

Specialty Retail 5.7%
Abercrombie & Fitch Co., Class A	65,000	2,966,600
Bed Bath & Beyond, Inc.*	180,009	7,877,194
Chico’s FAS, Inc.	209,726	3,024,249
J Crew Group, Inc.*	157,626	7,235,033
Ross Stores, Inc.	107,500	5,748,025
Tiffany & Co.	31,422	1,492,231
Urban Outfitters, Inc.*	190,000	7,225,700
Williams-Sonoma, Inc.	280,942	7,385,965

		42,954,997

Textiles, Apparel & Luxury Goods 1.1%
Coach, Inc.	92,500	3,655,600
Phillips-Van Heusen Corp.	51,234	2,938,782
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT Multi-Manager Mid Cap Growth Fund

		Market
	Shares	Value

Common Stocks (continued)
UNITED STATES (continued)
Textiles, Apparel & Luxury Goods
Polo Ralph Lauren Corp.	22,500	$1,913,400

		8,507,782

Trading Companies & Distributors 1.8%
Fastenal Co.(a)	117,000	5,614,830
W.W. Grainger, Inc.	72,220	7,808,426

		13,423,256

Wireless Telecommunication Services 4.8%
American Tower Corp., Class A*	172,136	7,334,715
Crown Castle International Corp.*	80,000	3,058,400
NII Holdings, Inc.*	137,521	5,729,125
SBA Communications Corp., Class A*	554,467	19,999,625

		36,121,865

		680,734,147

Total Common Stocks (cost $594,650,682)		737,025,310

Mutual Fund 1.7%
Money Market Fund 1.7%
Invesco AIM Liquid Assets Portfolio, 0.11% (b)	12,944,034	12,944,034

Total Mutual Fund (cost $12,944,034)		12,944,034

	Principal	Market
	Amount	Value

Repurchase Agreements 3.2%
Morgan Stanley, 0.02%, dated 03/31/10, due 04/01/10, repurchase price $18,758,404, collateralized by U.S. Government Agency Securities 4.50% - 6.00%, maturing 01/01/19 - 03/01/40; total market value of $19,135,532. (c)	$18,758,394	18,758,394
Barclays Capital, 0.00%, dated 03/31/10, due 04/01/10, repurchase price $5,000,000, collateralized by U.S. Treasury Securities 4.38% - 6.63%, maturing 02/15/27 - 11/15/39; total market value of $5,100,001. (c)	5,000,000	5,000,000

Total Repurchase Agreements (cost $23,758,394)		23,758,394

Total Investments (cost $631,353,110) (d) — 103.1%		773,727,738

Liabilities in excess of other assets — (3.1)%		(23,393,045)

NET ASSETS — 100.0%		$750,334,693

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at March 31, 2010. The total value of securities on loan at March 31, 2010 was $24,022,670.

(b)	Represents 7-day effective yield as of March 31, 2010.

(c)	The security was purchased with cash collateral held from securities on loan. The total value of this security as of March 31, 2010 was $23,758,394.

(d)	At March 31, 2010, the tax basis cost of the Fund’s investments was $634,674,376, tax unrealized appreciation and depreciation were $139,798,591 and $(745,229), respectively.

ADR	American Depositary Receipt

Ltd.	Limited

NV	Public Traded Company

NYRS	New York Registry Shares

PLC	Public Limited Company

REG	Registered Shares

SA	Stock Company
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments
March 31, 2010 (Unaudited)
NVIT Multi-Manager Mid Cap Growth Fund
At March 31, 2010, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows :

		Currency
		Received/	Contract	Market	Unrealized
Currency	Delivery Date	(Delivered)	Value	Value	(Depreciation)

Short Contracts:
British Pound	4/30/10	(1,049,380)	$(1,571,279)	$(1,592,260)	$(20,981)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT Multi-Manager Mid Cap Growth Fund
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:

Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2010:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$734,643,807	$2,381,503	$—	$737,025,310
Mutual Fund	12,944,034	—	—	12,944,034
Repurchase Agreements	—	23,758,394	—	23,758,394

Total Assets	747,587,841	26,139,897	—	773,727,738

Liabilities:
Forward Currency Contracts	—	(20,981)	—	(20,981)

Total Liabilities	—	(20,981)	—	(20,981)

Total	$747,587,841	$26,118,916	$—	$773,706,757

Amounts designated as “-” are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT Multi-Manager Mid Cap Growth Fund
The Fund is subject to the provisions of FASB ASC 815, “Derivatives and Hedging” (formerly known as SFAS 161). The standard requires enhanced disclosure about an entity’s derivative and hedging activities.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2010. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts.
Forward Foreign Currency Contracts
The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective. The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. A forward foreign currency contract is adjusted daily by the exchange rate of the underlying currency, and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement rate. When the Fund enters into a forward foreign currency contract, it is exposed to risks from unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contract may be unable to meet their obligations under the contracts.
Fair Values of Derivative Instruments as of March 31, 2010
     Derivatives not accounted for as hedging instruments under ASC 815

Fair Value

Liabilities:
Foreign currency contracts	$(20,981)

Total	$(20,981)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT Multi-Manager Mid Cap Value Fund

		Market
	Shares	Value

Common Stocks 97.8%
Aerospace & Defense 1.6%
Alliant Techsystems, Inc. *	28,500	$2,317,050
Goodrich Corp.	34,191	2,411,150
ITT Corp.	77,500	4,154,775
Northrop Grumman Corp.	25,397	1,665,281

		10,548,256

Airlines 0.5%
AMR Corp. *	41,438	377,500
Continental Airlines, Inc., Class B *	34,045	747,969
Delta Air Lines, Inc. *	87,762	1,280,448
UAL Corp. *(a)	24,527	479,503
US Airways Group, Inc. *	67,873	498,866

		3,384,286

Auto Components 0.3%
Goodyear Tire & Rubber Co. (The) *	142,972	1,807,166

Automobiles 0.1%
Ford Motor Co. *	28,136	353,670

Beverages 0.4%
Coca-Cola Enterprises, Inc.	53,845	1,489,353
Molson Coors Brewing Co., Class B	22,200	933,732

		2,423,085

Capital Markets 2.8%
AllianceBernstein Holding LP	15,407	472,379
Ameriprise Financial, Inc.	20,180	915,365
Artio Global Investors, Inc.	19,419	480,426
Invesco Ltd.	157,472	3,450,211
Northern Trust Corp.	141,288	7,807,575
State Street Corp.	35,829	1,617,321
TD Ameritrade Holding Corp. *	174,000	3,316,440

		18,059,717

Chemicals 2.7%
Agrium, Inc.	27,612	1,950,236
CF Industries Holdings, Inc.	20,600	1,878,308
Eastman Chemical Co.	53,511	3,407,580
Lubrizol Corp.	65,206	5,980,694
Minerals Technologies, Inc.	38,909	2,017,043
PPG Industries, Inc.	35,916	2,348,906

		17,582,767

Commercial Banks 0.9%
City National Corp.	13,335	719,690
Comerica, Inc.	84,458	3,212,782
Commerce Bancshares, Inc.	47,301	1,945,963

		5,878,435

Commercial Services & Supplies 3.0%
Cintas Corp.	55,690	1,564,332
IESI-BFC Ltd.	4,210	72,201
Pitney Bowes, Inc.	160,523	3,924,787
Republic Services, Inc.	285,678	8,290,376
Ritchie Bros. Auctioneers, Inc. (a)	83,737	1,802,858
Waste Management, Inc.	117,605	4,049,140

		19,703,694

Communications Equipment 0.7%
Brocade Communications Systems, Inc. *	172,405	984,432
EchoStar Corp., Class A *	160,652	3,258,023

		4,242,455

Computers & Peripherals 0.9%
Diebold, Inc.	58,538	1,859,167
Western Digital Corp. *	104,500	4,074,455

		5,933,622

Construction & Engineering 1.7%
Chicago Bridge & Iron Co. NV NYRS REG*	73,681	1,713,820
Fluor Corp.	20,065	933,223
Foster Wheeler AG *	225,093	6,109,024
Insituform Technologies, Inc., Class A *	11,247	299,283
Jacobs Engineering Group, Inc. *	21,555	974,070
KBR, Inc.	38,981	863,819

		10,893,239

Construction Materials 0.5%
Cemex SAB de CV ADR* — MX	130,114	1,328,464
Vulcan Materials Co.	43,967	2,077,001

		3,405,465

Containers & Packaging 2.3%
Bemis Co., Inc.	180,583	5,186,344
Crown Holdings, Inc. *	87,600	2,361,696
Owens-Illinois, Inc. *	78,500	2,789,890
Packaging Corp. of America	114,100	2,808,001
Sonoco Products Co.	56,454	1,738,218

		14,884,149

Distributors 0.6%
Genuine Parts Co.	96,047	4,057,025

Diversified Consumer Services 0.5%
H&R Block, Inc.	189,900	3,380,220

Diversified Financial Services 0.1%
Pico Holdings, Inc. *	20,326	755,924

Diversified Telecommunication Services 2.5%
BCE, Inc.	29,246	859,541
CenturyTel, Inc.	193,906	6,875,907
Consolidated Communications Holdings, Inc.	40,737	772,374
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT Multi-Manager Mid Cap Value Fund

		Market
	Shares	Value

Common Stocks (continued)
Diversified Telecommunication Services (continued)
Iowa Telecommunications Services, Inc.	57,866	$966,362
Qwest Communications International, Inc.	522,584	2,727,888
Windstream Corp.	386,255	4,206,317

		16,408,389

Electric Utilities 2.9%
Allegheny Energy, Inc.	71,742	1,650,066
American Electric Power Co., Inc.	39,185	1,339,343
Great Plains Energy, Inc.	57,544	1,068,592
IDACORP, Inc.	68,634	2,376,109
Northeast Utilities	96,351	2,663,142
Pepco Holdings, Inc.	124,975	2,143,321
Pinnacle West Capital Corp.	20,364	768,334
Portland General Electric Co.	134,785	2,602,699
Westar Energy, Inc.	190,607	4,250,536

		18,862,142

Electrical Equipment 2.1%
A.O. Smith Corp.	31,672	1,664,997
Cooper Industries PLC, Class A	113,190	5,426,329
Emerson Electric Co.	29,561	1,488,101
Hubbell, Inc., Class B	50,851	2,564,416
Rockwell Automation, Inc.	39,329	2,216,582
Woodward Governor Co.	13,297	425,238

		13,785,663

Electronic Equipment, Instruments & Components 1.3%
Agilent Technologies, Inc. *	63,545	2,185,313
Avnet, Inc. *	42,373	1,271,190
Celestica, Inc. *	179,684	1,963,946
Molex, Inc.	134,512	2,805,920

		8,226,369

Energy Equipment & Services 2.1%
Baker Hughes, Inc.	35,452	1,660,572
Cameron International Corp. *	22,754	975,236
Dresser-Rand Group, Inc. *	89,100	2,799,522
Helix Energy Solutions Group, Inc. *	29,018	378,105
Nabors Industries Ltd. *	5,287	103,784
Noble Corp.	91,480	3,825,694
Smith International, Inc.	62,139	2,660,792
Transocean Ltd. *	12,883	1,112,833

		13,516,538

Food Products 2.5%
Campbell Soup Co.	95,077	3,360,972
ConAgra Foods, Inc.	191,203	4,793,459
H.J. Heinz Co.	98,563	4,495,458
Hershey Co. (The)	28,100	1,202,961
Kraft Foods, Inc., Class A	85,290	2,579,170

		16,432,020

Gas Utilities 1.6%
EQT Corp.	128,321	5,261,161
Questar Corp.	58,730	2,537,136
Southwest Gas Corp.	76,890	2,300,549

		10,098,846

Health Care Equipment & Supplies 1.8%
Beckman Coulter, Inc.	43,658	2,741,723
Boston Scientific Corp. *	188,569	1,361,468
CareFusion Corp. *	19,458	514,275
Hospira, Inc. *	61,279	3,471,455
Symmetry Medical, Inc. *	158,000	1,586,320
Zimmer Holdings, Inc. *	33,996	2,012,563

		11,687,804

Health Care Providers & Services 2.3%
AmerisourceBergen Corp.	176,200	5,095,704
Cardinal Health, Inc.	11,141	401,410
CIGNA Corp.	20,289	742,172
LifePoint Hospitals, Inc. *	67,364	2,477,648
Patterson Cos., Inc.	24,616	764,327
Quest Diagnostics, Inc.	55,900	3,258,411
Select Medical Holdings Corp. *	175,807	1,483,811
Universal Health Services, Inc., Class B	28,013	982,976

		15,206,459

Hotels, Restaurants & Leisure 1.6%
CEC Entertainment, Inc. *	68,606	2,613,202
Hyatt Hotels Corp., Class A *	27,552	1,073,426
International Speedway Corp., Class A	101,674	2,620,139
Penn National Gaming, Inc. *	45,135	1,254,753
Royal Caribbean Cruises Ltd. *(a)	21,073	695,198
Speedway Motorsports, Inc.	124,737	1,947,145

		10,203,863

Household Durables 1.9%
D.R. Horton, Inc.	56,504	711,950
Fortune Brands, Inc.	60,684	2,943,781
Garmin Ltd.	106,600	4,101,968
KB Home	20,877	349,690
Mohawk Industries, Inc. *	18,532	1,007,770
Pulte Group, Inc. *	69,250	779,063
Stanley Black & Decker, Inc.	27,131	1,557,591
Toll Brothers, Inc. *	38,829	807,643

		12,259,456

Household Products 1.1%
Clorox Co.	10,506	673,855
Kimberly-Clark Corp.	103,128	6,484,689

		7,158,544

Independent Power Producers & Energy Traders 0.4%
AES Corp. (The) *	123,900	1,362,900
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT Multi-Manager Mid Cap Value Fund

		Market
	Shares	Value

Common Stocks (continued)
Independent Power Producers & Energy Traders (continued)
NRG Energy, Inc. *	44,100	$921,690

		2,284,590

Industrial Conglomerates 0.6%
McDermott International, Inc. *	73,704	1,984,112
Tyco International Ltd.	42,202	1,614,226

		3,598,338

Information Technology Services 3.1%
Automatic Data Processing, Inc.	38,232	1,700,177
Computer Sciences Corp. *	26,359	1,436,302
Fidelity National Information Services, Inc.	156,800	3,675,392
Hewitt Associates, Inc., Class A *	139,885	5,564,625
Lender Processing Services, Inc.	107,400	4,054,350
SAIC, Inc. *	228,900	4,051,530

		20,482,376

Insurance 10.4%
Ace Ltd.	75,817	3,965,229
Allstate Corp. (The)	80,691	2,607,126
Aon Corp.	190,276	8,126,688
Arch Capital Group Ltd. *	48,997	3,736,021
Assurant, Inc.	48,597	1,670,765
Axis Capital Holdings Ltd.	46,521	1,454,247
Chubb Corp.	68,894	3,572,154
Everest Re Group Ltd.	29,985	2,426,686
Hartford Financial Services Group, Inc.	33,132	941,611
HCC Insurance Holdings, Inc.	278,599	7,689,332
Lincoln National Corp.	65,562	2,012,753
Marsh & McLennan Cos., Inc.	260,724	6,366,880
PartnerRe Ltd.	74,958	5,975,652
Primerica, Inc. *	11,494	172,410
Symetra Financial Corp. *	95,029	1,252,482
Transatlantic Holdings, Inc.	67,971	3,588,869
Travelers Cos., Inc. (The)	39,831	2,148,484
Willis Group Holdings PLC	136,919	4,284,196
XL Capital Ltd., Class A	311,881	5,894,551

		67,886,136

Internet & Catalog Retail 0.1%
Expedia, Inc.	38,100	950,976

Internet Software & Services 0.2%
NetEase.com, Inc. ADR* — CN	34,100	1,209,527

Leisure Equipment & Products 0.4%
Hasbro, Inc.	42,752	1,636,547
Mattel, Inc.	41,527	944,324

		2,580,871

Life Sciences Tools & Services 0.5%
Covance, Inc. *	27,893	1,712,351
Life Technologies Corp. *	34,015	1,777,964

		3,490,315

Machinery 3.3%
AGCO Corp. *	44,665	1,602,134
Altra Holdings, Inc. *	194,298	2,667,712
Dover Corp.	17,460	816,255
Eaton Corp.	50,891	3,856,011
Ingersoll-Rand PLC	55,540	1,936,680
Joy Global, Inc.	46,200	2,614,920
Kaydon Corp.	115,960	4,360,096
Manitowoc Co., Inc. (The)	94,772	1,232,036
Parker Hannifin Corp.	27,202	1,761,057
Robbins & Myers, Inc.	31,194	743,041

		21,589,942

Media 1.0%
Cablevision Systems Corp., Class A	54,700	1,320,458
DreamWorks Animation SKG, Inc., Class A *	42,800	1,685,892
National CineMedia, Inc.	94,069	1,623,631
Regal Entertainment Group, Class A	105,865	1,860,048

		6,490,029

Metals & Mining 1.4%
Freeport-McMoRan Copper & Gold, Inc.	32,760	2,736,770
Newmont Mining Corp.	40,357	2,055,382
Nucor Corp.	34,823	1,580,268
Steel Dynamics, Inc.	66,407	1,160,130
United States Steel Corp.	25,971	1,649,678

		9,182,228

Multiline Retail 0.9%
Dollar Tree, Inc. *	23,200	1,373,904
Macy’s, Inc.	115,219	2,508,317
Target Corp.	33,213	1,747,004

		5,629,225

Multi-Utilities 6.0%
CenterPoint Energy, Inc.	298,000	4,279,280
CMS Energy Corp.	268,300	4,147,918
DTE Energy Co.	31,350	1,398,210
NiSource, Inc.	177,000	2,796,600
OGE Energy Corp.	73,900	2,877,666
PG&E Corp.	193,477	8,207,294
Sempra Energy	129,370	6,455,563
Wisconsin Energy Corp.	136,214	6,730,334
Xcel Energy, Inc.	96,429	2,044,295

		38,937,160

Oil, Gas & Consumable Fuels 5.6%
Alpha Natural Resources, Inc. *	31,372	1,565,149
Apache Corp.	5,502	558,453
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT Multi-Manager Mid Cap Value Fund

		Market
	Shares	Value

Common Stocks (continued)
Oil, Gas & Consumable Fuels (continued)
Devon Energy Corp.	29,150	$1,878,134
El Paso Corp.	79,601	862,875
Enbridge, Inc.	99,633	4,757,476
Imperial Oil Ltd.	199,696	7,713,360
Inergy LP	14,368	543,110
Murphy Oil Corp.	54,803	3,079,381
Newfield Exploration Co.*	25,760	1,340,808
Noble Energy, Inc.	26,797	1,956,181
Petrohawk Energy Corp.*	90,800	1,841,424
Pioneer Natural Resources Co.	24,954	1,405,409
Southwestern Energy Co.*	21,390	871,001
Sunoco, Inc.	23,012	683,686
Ultra Petroleum Corp.*	41,747	1,946,663
Valero Energy Corp.	37,813	744,916
Whiting Petroleum Corp.*	31,500	2,546,460
Williams Pipeline Partners LP	26,263	794,456
XTO Energy, Inc.	27,098	1,278,484

		36,367,426

Paper & Forest Products 0.3%
MeadWestvaco Corp.	27,214	695,318
Weyerhaeuser Co.	34,018	1,539,995

		2,235,313

Pharmaceuticals 3.2%
Biovail Corp.	141,900	2,379,663
Forest Laboratories, Inc.*	250,368	7,851,541
King Pharmaceuticals, Inc.*	296,757	3,489,862
Mylan, Inc.*(a)	260,020	5,905,054
Warner Chilcott PLC, Class A*	35,900	917,245

		20,543,365

Real Estate Investment Trusts (REITs) 4.4%
Annaly Capital Management, Inc.	103,705	1,781,652
AvalonBay Communities, Inc.	16,933	1,462,164
Boston Properties, Inc.	29,300	2,210,392
Equity Residential	51,412	2,012,780
Government Properties Income Trust	78,572	2,043,658
HCP, Inc.	19,381	639,573
Health Care REIT, Inc.	80,700	3,650,061
Host Hotels & Resorts, Inc.	174,201	2,552,045
MFA Financial, Inc.	503,000	3,702,080
Nationwide Health Properties, Inc.	51,900	1,824,285
Pebblebrook Hotel Trust*	21,566	453,533
Piedmont Office Realty Trust, Inc., Class A	104,625	2,076,806
ProLogis	89,413	1,180,251
Rayonier, Inc.	40,339	1,832,601
Ventas, Inc.	28,840	1,369,323

		28,791,204

Real Estate Management & Development 0.3%
CB Richard Ellis Group, Inc., Class A*	68,200	1,080,970
St. Joe Co. (The)*(a)	33,791	1,093,139

		2,174,109

Road & Rail 0.9%
Con-way, Inc.	6,435	225,997
CSX Corp.	30,464	1,550,618
Heartland Express, Inc.	40,800	673,200
J.B. Hunt Transport Services, Inc.	11,519	413,302
Kansas City Southern*	55,999	2,025,484
Knight Transportation, Inc.	11,095	233,993
Landstar System, Inc.	8,407	352,926
Old Dominion Freight Line, Inc.	4,741	158,302
Werner Enterprises, Inc.	10,076	233,461

		5,867,283

Semiconductors & Semiconductor Equipment 2.8%
Applied Materials, Inc.	285,460	3,848,001
Emulex Corp.*	130,187	1,728,883
KLA-Tencor Corp.	69,247	2,141,117
LSI Corp.*	509,639	3,118,991
Maxim Integrated Products, Inc.	143,241	2,777,443
Microchip Technology, Inc. (a)	32,762	922,578
Skyworks Solutions, Inc.*	142,500	2,223,000
Verigy Ltd.*	128,140	1,432,605

		18,192,618

Software 2.3%
Adobe Systems, Inc.*	50,990	1,803,516
Autodesk, Inc.*	62,113	1,827,365
BMC Software, Inc.*	53,798	2,044,324
Cadence Design Systems, Inc.*	267,629	1,782,409
Check Point Software Technologies *	52,116	1,827,187
SS&C Technologies Holdings, Inc.*	9,664	145,733
Sybase, Inc.*	53,100	2,475,522
Symantec Corp.*	107,500	1,818,900
Synopsys, Inc.*	57,428	1,284,664

		15,009,620

Specialty Retail 3.7%
Abercrombie & Fitch Co., Class A	45,113	2,058,957
Aeropostale, Inc.*	210,250	6,061,508
Bed Bath & Beyond, Inc.*	16,057	702,654
Lowe’s Cos., Inc.	158,136	3,833,217
PetSmart, Inc.	78,417	2,506,207
RadioShack Corp.	135,200	3,059,576
Ross Stores, Inc.	60,300	3,224,241
TJX Cos., Inc.	60,900	2,589,468

		24,035,828

Textiles, Apparel & Luxury Goods 0.6%
VF Corp.	47,255	3,787,488

Thrifts & Mortgage Finance 0.9%
Hudson City Bancorp, Inc.	160,513	2,272,864
Northwest Bancshares, Inc.	105,356	1,236,880
People’s United Financial, Inc.	170,103	2,660,411

		6,170,155

Tobacco 0.8%
Lorillard, Inc.	71,080	5,348,059

Trading Companies & Distributors 0.2%
W.W. Grainger, Inc.	13,549	1,464,918

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT Multi-Manager Mid Cap Value Fund

		Market
	Shares	Value

Wireless Telecommunication Services 0.2%
Sprint Nextel Corp. *	257,879	979,940

Total Common Stocks (cost $566,264,221)		636,418,307

Exchange Traded Fund 0.6%
Mutual Fund 0.6%
iShares Russell Midcap Value Index Fund	98,095	3,956,171

Total Exchange Traded Fund (cost $3,858,332)		3,956,171

Mutual Fund 2.1%
Money Market Fund 2.1%
Invesco AIM Liquid Assets Portfolio, 0.11% (b)	13,711,952	13,711,952

Total Mutual Fund (cost $13,711,952)		13,711,952

	Principal	Market
	Amount	Value

Repurchase Agreement 1.6%
Morgan Stanley, 0.02%, dated 03/31/10, due 04/01/10, repurchase price $10,178,605, collateralized by U.S. Government Agency Mortgages ranging 4.50% - 6.00%, maturing 01/01/19 - 03/01/40; total market value of $10,383,240. (c)	$10,178,599	$10,178,599

Total Repurchase Agreement (cost $10,178,599)		10,178,599

Total Investments (cost $594,013,104) (d) — 102.1%		664,265,029

Liabilities in excess of other assets — (2.1%)		(13,801,906)

NET ASSETS — 100.0%		$650,463,123

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at March 31, 2010. The total value of securities on loan at March 31, 2010 was $9,887,443.

(b)	Represents 7-day effective yield as of March 31, 2010.

(c)	The security was purchased with cash collateral held from securities on loan. The total value of this security as of March 31, 2010 was $10,178,599.

(d)	At March 31, 2010, the tax basis cost of the Fund’s investments was $603,966,095, tax unrealized appreciation and depreciation were $65,756,166 and $(5,457,232), respectively.

ADR	American Depositary Receipt

AG	Stock Corporation

CN	China

LP	Limited Partnership

Ltd.	Limited

MX	Mexico

NV	Public Traded Company

NYRS	New York Registry Shares

PLC	Public Limited Company

REG	Registered Shares

REIT	Real Estate Investment Trust

SAB de CV	Public Traded Company
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report

5

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT Multi-Manager Mid Cap Value Fund
At March 31, 2010, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows :

		Currency			Unrealized
		Received/	Contract	Market	Appreciation/
Currency	Delivery Date	(Delivered)	Value	Value	(Depreciation)

Short Contracts:
Canadian Dollar	4/30/10	(7,476,636)	$(7,343,499)	$(7,361,430)	$(17,931)

		Currency			Unrealized
		Received/	Contract	Market	Appreciation/
Currency	Delivery Date	(Delivered)	Value	Value	(Depreciation)

Long Contracts:
Canadian Dollar	4/30/10	135,384	$132,821	$133,298	$477
Canadian Dollar	4/30/10	55,870	54,936	55,009	73

Total Long Contracts			$187,757	$188,307	$550

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT Multi-Manager Mid Cap Value Fund
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:

Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2010:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$636,418,307	$—	$—	$636,418,307
Exchange Traded Fund	3,956,171	—	—	3,956,171
Forward Currency Contracts	—	550	—	550
Mutual Fund	13,711,952	—	—	13,711,952
Repurchase Agreement	—	10,178,599	—	10,178,599

Total Assets	654,086,430	10,179,149	—	664,265,579

Liabilities:
Forward Currency Contracts	—	(17,931)	—	(17,931)

Total Liabilities	—	(17,931)	—	(17,931)

Total	$654,086,430	$10,161,218	$—	$664,247,648

Amounts designated as “-” are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT Multi-Manager Mid Cap Value Fund
The Fund is subject to the provisions of FASB ASC 815, “Derivatives and Hedging” (formerly known as SFAS 161). The standard requires enhanced disclosure about an entity’s derivative and hedging activities.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2010. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts.
Forward Foreign Currency Contracts
The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective. The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. A forward foreign currency contract is adjusted daily by the exchange rate of the underlying currency, and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement rate. When the Fund enters into a forward foreign currency contract, it is exposed to risks from unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contract may be unable to meet their obligations under the contracts.
Fair Values of Derivative Instruments as of March 31, 2010
     Derivatives not accounted for as hedging instruments under ASC 815

Fair Value

Assets:
Foreign currency contracts	$550

Total	$550

Liabilities:
Foreign currency contracts	$(17,931)

Total	$(17,931)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments
March 31, 2010 (Unaudited)
NVIT Multi-Manager Small Cap Growth Fund

		Market
	Shares	Value

Common Stocks 94.3%
Aerospace & Defense 1.2%
Aerovironment, Inc.*	22,100	$577,031
BE Aerospace, Inc.*	21,240	646,758

		1,223,789

Air Freight & Logistics 0.8%
Atlas Air Worldwide Holdings, Inc.*	14,680	778,774

Biotechnology 2.0%
Alexion Pharmaceuticals, Inc.*	19,920	1,083,050
Myriad Genetics, Inc.*	14,890	358,105
United Therapeutics Corp.*	11,230	621,356

		2,062,511

Capital Markets 2.4%
Artio Global Investors, Inc.	10,780	266,697
Evercore Partners, Inc., Class A	14,220	426,600
Greenhill & Co., Inc.	4,800	394,032
Stifel Financial Corp.*	14,220	764,325
Waddell & Reed Financial, Inc., Class A	16,080	579,523

		2,431,177

Chemicals 0.9%
Intrepid Potash, Inc.*	12,550	380,641
Solutia, Inc.*	35,860	577,705

		958,346

Commercial Banks 1.2%
East West Bancorp, Inc.	31,820	554,304
Signature Bank*	18,660	691,353

		1,245,657

Communications Equipment 4.5%
Acme Packet, Inc.*	34,210	659,569
Aruba Networks, Inc.*	54,290	741,602
Blue Coat Systems, Inc.*	20,760	644,390
DG FastChannel, Inc.*	13,580	433,881
F5 Networks, Inc.*	14,230	875,287
Meru Networks, Inc.*	4,000	76,680
Riverbed Technology, Inc.*	40,700	1,155,880

		4,587,289

Computers & Peripherals 1.1%
Compellent Technologies, Inc.*	26,480	464,724
Netezza Corp.*	50,320	643,593

		1,108,317

Construction & Engineering 1.1%
Chicago Bridge & Iron Co. NV NYRS REG*	38,250	889,695
Orion Marine Group, Inc.*	13,320	240,426

		1,130,121

Containers & Packaging 0.8%
Bway Holding Co.*	21,960	441,396
Rock-Tenn Co., Class A	8,890	405,117

		846,513

Distributors 1.8%
LKQ Corp.*	88,538	1,797,321

Diversified Consumer Services 2.5%
American Public Education, Inc.*	21,450	999,570
Capella Education Co.*	12,750	1,183,710
Sotheby’s	13,370	415,673

		2,598,953

Diversified Financial Services 0.6%
MSCI, Inc., Class A*	16,680	602,148

Electrical Equipment 1.8%
A.O. Smith Corp.	5,800	304,906
GrafTech International Ltd.*	22,880	312,770
Harbin Electric, Inc.*	26,570	573,646
Regal-Beloit Corp.	10,480	622,617

		1,813,939

Electronic Equipment, Instruments & Components 1.0%
DTS, Inc.*	18,500	629,740
OSI Systems, Inc.*	14,650	410,932

		1,040,672

Energy Equipment & Services 1.3%
Core Laboratories NV	6,020	787,416
Dril-Quip, Inc.*	3,300	200,772
Oceaneering International, Inc.*	5,010	318,085

		1,306,273

Food Products 1.4%
Diamond Foods, Inc.	17,680	743,267
TreeHouse Foods, Inc.*	15,960	700,165

		1,443,432

Health Care Equipment & Supplies 3.9%
ABIOMED, Inc.*	46,000	475,180
NuVasive, Inc.*	23,400	1,057,680
Sirona Dental Systems, Inc.*	12,860	489,066
Thoratec Corp.*	18,830	629,864
Volcano Corp.*	53,940	1,303,190

		3,954,980

Health Care Providers & Services 6.6%
Bio-Reference Labs, Inc.*	13,140	577,766
Catalyst Health Solutions, Inc.*	13,350	552,423
Emergency Medical Services Corp., Class A*	9,500	537,225
Genoptix, Inc.*	18,770	666,147
Hanger Orthopedic Group, Inc.*	26,310	478,316
Health Management Associates, Inc., Class A*	53,790	462,594
Healthways, Inc.*	31,330	503,473
HMS Holdings Corp.*	28,490	1,452,705
IPC The Hospitalist Co., Inc.*	23,710	832,458
Mednax, Inc.*	10,840	630,780

		6,693,887

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (continued)
March 31, 2010 (Unaudited)
NVIT Multi-Manager Small Cap Growth Fund

		Market
	Shares	Value

Health Care Technology 4.5%
Allscripts-Misys Healthcare Solutions, Inc.*	60,150	$1,176,534
athenahealth, Inc.*	36,570	1,336,999
MedAssets, Inc.*	21,650	454,650
Omnicell, Inc.*	51,350	720,440
SXC Health Solutions Corp.*	12,820	862,530

		4,551,153

Hotels, Restaurants & Leisure 5.1%
Buffalo Wild Wings, Inc.*	7,900	380,069
Cheesecake Factory, Inc. (The)*	23,590	638,345
China Lodging Group Ltd. ADR*	3,300	49,434
Chipotle Mexican Grill, Inc.*	4,490	505,888
Gaylord Entertainment Co.*	39,950	1,170,136
Panera Bread Co., Class A*	8,960	685,350
Scientific Games Corp., Class A*	62,850	884,928
Vail Resorts, Inc.*	21,350	855,922

		5,170,072

Information Technology Services 0.4%
CyberSource Corp.*	22,520	397,253

Internet Software & Services 7.1%
Archipelago Learning, Inc.*	32,200	469,476
Constant Contact, Inc.*	52,550	1,220,211
DealerTrack Holdings, Inc.*	51,100	872,788
Equinix, Inc.*	4,310	419,535
GSI Commerce, Inc.*	32,820	908,129
MercadoLibre, Inc.*	14,090	679,279
OpenTable, Inc.*	10,400	396,552
QuinStreet, Inc.*	27,470	467,265
Rackspace Hosting, Inc.*	31,210	584,563
VistaPrint NV*	13,610	779,173
Vocus, Inc.*	25,050	427,103

		7,224,074

Life Sciences Tools & Services 0.3%
Bruker Corp.*	22,420	328,453

Machinery 2.4%
Bucyrus International, Inc.	8,050	531,220
Chart Industries, Inc.*	17,640	352,800
Gardner Denver, Inc.	12,410	546,536
Wabtec Corp.	23,550	991,926

		2,422,482

Media 1.4%
Cinemark Holdings, Inc.	17,100	313,614
Imax Corp.*	27,730	498,862
Valassis Communications, Inc.*	21,030	585,265

		1,397,741

Metals & Mining 0.3%
Thompson Creek Metals Co., Inc.*	21,940	296,848

Oil, Gas & Consumable Fuels 3.4%
Arena Resources, Inc.*	9,550	318,970
Bill Barrett Corp.*	30,000	921,300
Brigham Exploration Co.*	38,160	608,652
Carrizo Oil & Gas, Inc.*	33,720	773,874
Concho Resources, Inc.*	16,160	813,818

		3,436,614

Personal Products 1.4%
Alberto-Culver Co.	43,100	1,127,065
Elizabeth Arden, Inc.*	15,190	273,420

		1,400,485

Pharmaceuticals 1.3%
Eurand NV*	23,380	263,727
Impax Laboratories, Inc.*	19,630	350,984
Perrigo Co.	5,710	335,291
Salix Pharmaceuticals Ltd.*	10,280	382,930

		1,332,932

Professional Services 1.7%
CoStar Group, Inc.*	16,800	697,536
Kforce, Inc.*	31,570	480,180
TrueBlue, Inc.*	34,210	530,255

		1,707,971

Real Estate Investment Trusts (REITs) 0.3%
Digital Realty Trust, Inc.	6,320	342,544

Real Estate Management & Development 0.5%
Jones Lang LaSalle, Inc.	6,980	508,772

Road & Rail 2.6%
J.B. Hunt Transport Services, Inc.	39,350	1,411,878
Kansas City Southern *	22,250	804,783
Knight Transportation, Inc.	22,150	467,143

		2,683,804

Semiconductors & Semiconductor Equipment 4.2%
Atheros Communications, Inc.*	21,100	816,781
Cavium Networks, Inc.*	27,270	677,932
Cypress Semiconductor Corp.*	50,190	577,185
Netlogic Microsystems, Inc.*	29,580	870,540
Silicon Laboratories, Inc.*	12,960	617,803
Veeco Instruments, Inc.*	17,440	758,640

		4,318,881

Software 11.9%
ArcSight, Inc.*	23,330	656,740
Blackbaud, Inc.	47,650	1,200,303
Blackboard, Inc.*	15,350	639,481
CommVault Systems, Inc.*	40,900	873,215
Concur Technologies, Inc.*	33,080	1,356,611
EPIQ Systems, Inc.*	44,915	558,293
FactSet Research Systems, Inc.	8,475	621,811
Informatica Corp.*	17,490	469,781
Longtop Financial Technologies Ltd. ADR*	13,930	448,685
MICROS Systems, Inc.*	35,950	1,182,036
Pegasystems, Inc.	18,350	678,950
Rosetta Stone, Inc.*	19,484	463,330
SolarWinds, Inc.*	62,460	1,352,884
Sourcefire, Inc.*	26,440	606,798
SS&C Technologies Holdings, Inc.*	9,900	149,292
SuccessFactors, Inc.*	43,950	836,808

		12,095,018

Specialty Retail 4.8%
Chico’s FAS, Inc.	45,420	654,956
J Crew Group, Inc.*	16,770	769,743
Lumber Liquidators Holdings, Inc.*	22,450	598,742
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT Multi-Manager Small Cap Growth Fund

		Market
	Shares	Value

O’Reilly Automotive, Inc.*	33,600	$1,401,456
Rue21, Inc.*	15,810	548,133
Vitamin Shoppe, Inc.*	18,120	406,794
Zumiez, Inc.*	24,170	495,243

		4,875,067

Textiles, Apparel & Luxury Goods 2.4%
Lululemon Athletica, Inc.*	12,020	498,830
Phillips-Van Heusen Corp.	13,940	799,598
Steven Madden Ltd.*	13,090	638,792
Warnaco Group, Inc. (The)*	10,270	489,982

		2,427,202

Transportation Infrastructure 0.8%
Aegean Marine Petroleum Network, Inc.	27,920	792,370

Wireless Telecommunication Services 0.6%
SBA Communications Corp., Class A*	18,710	674,870

Total Common Stocks (cost $76,148,612)		96,008,705

Exchange Traded Fund 2.0%
Equity Fund 2.0%
iShares Russell 2000 Growth Index Fund	27,300	1,999,452

Total Exchange Traded Fund (cost $1,794,014)		1,999,452

Mutual Fund 4.9%
Money Market Fund 4.9%
Invesco AIM Liquid Assets Portfolio, 0.11% (a)	4,955,517	4,955,517

Total Mutual Fund (cost $4,955,517)		4,955,517

Total Investments (cost $82,898,143) (b) — 101.2%		102,963,674
Liabilities in excess of other assets — (1.2%)		(1,173,407)

NET ASSETS — 100.0%		$101,790,267

*	Denotes a non-income producing security.

(a)	Represents 7-day effective yield as of March 31, 2010.

(b)	At March 31, 2010, the tax basis cost of the Fund’s investments was $83,701,303, tax unrealized appreciation and depreciation were $21,111,653 and $(1,849,282), respectively.

ADR	American Depositary Receipt

Ltd.	Limited

NV	Public Traded Company

NYRS	New York Registry Shares

REG	Registered Shares

REIT	Real Estate Investment Trust
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT Multi-Manager Small Cap Growth Fund
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:

Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2010:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$96,008,705	$—	$—	$96,008,705
Exchange Traded Fund	1,999,452	—	—	1,999,452
Mutual Fund	4,955,517	—	—	4,955,517

Total	$102,963,674	$—	$—	$102,963,674

Amounts designated as “-” are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments
March 31, 2010 (Unaudited)
NVIT Multi-Manager Small Cap Value Fund

		Market
	Shares	Value

Common Stocks 99.0%
Aerospace & Defense 2.4%
Alliant Techsystems, Inc. *	21,100	$1,715,430
BE Aerospace, Inc. *	54,200	1,650,390
Ceradyne, Inc. *	5,700	129,333
Curtiss-Wright Corp.	41,950	1,459,860
Ducommun, Inc.	6,500	136,565
DynCorp International, Inc., Class A *	34,500	396,405
Esterline Technologies Corp. *	7,200	355,896
Global Defense Technology & Systems, Inc. *	5,900	79,060
Hexcel Corp. *	74,140	1,070,582
Moog, Inc., Class A *	2,175	77,038
Triumph Group, Inc.	7,200	504,648

		7,575,207

Air Freight & Logistics 0.7%
Atlas Air Worldwide Holdings, Inc. *	6,900	366,045
Pacer International, Inc. *	25,000	150,500
UTI Worldwide, Inc.	99,760	1,528,323

		2,044,868

Airlines 0.4%
AirTran Holdings, Inc. *	9,300	47,244
Alaska Air Group, Inc. *	7,700	317,471
Hawaiian Holdings, Inc. *	22,100	162,877
JetBlue Airways Corp. *	10,400	58,032
Republic Airways Holdings, Inc. *	43,800	259,296
SkyWest, Inc.	38,600	551,208

		1,396,128

Auto Components 1.1%
Drew Industries, Inc. *	99,400	2,188,788
Federal Mogul Corp. *	53,100	974,916
Spartan Motors, Inc.	15,100	84,560
Standard Motor Products, Inc.	25,000	248,000

		3,496,264

Biotechnology 0.6%
Alkermes, Inc. *	88,151	1,143,318
ARIAD Pharmaceuticals, Inc. *(a)	18,400	62,560
Celera Corp. *	4,200	29,820
Emergent Biosolutions, Inc. *	6,800	114,172
Halozyme Therapeutics, Inc. *	3,900	31,161
Incyte Corp Ltd. *	10,000	139,600
Lexicon Pharmaceuticals, Inc. *	117,600	174,048
Pharmasset, Inc. *	1,800	48,240
Protalix BioTherapeutics, Inc. *(a)	7,700	50,512
Seattle Genetics, Inc. *	4,800	57,312
United Therapeutics Corp. *	2,100	116,193
XOMA Ltd. *	38,800	22,159

		1,989,095

Building Products 1.5%
Ameron International Corp.	3,200	201,248
Apogee Enterprises, Inc.	6,800	107,508
Armstrong World Industries, Inc. *	35,350	1,283,559
Gibraltar Industries, Inc. *	124,486	1,569,768
NCI Building Systems, Inc. *	6,080	67,123
Quanex Building Products Corp.	9,900	163,647
Simpson Manufacturing Co., Inc.	35,150	975,764
Trex Co., Inc. *(a)	1,600	34,064
Universal Forest Products, Inc.	5,400	208,008

		4,610,689

Capital Markets 2.8%
Allied Capital Corp. *	25,500	126,735
American Capital Ltd. *	61,400	311,912
BGC Partners, Inc., Class A	31,200	190,632
BlackRock Kelso Capital Corp.	8,232	81,991
Duff & Phelps Corp., Class A	108,095	1,809,510
Federated Investors, Inc., Class B	31,300	825,694
Fifth Street Finance Corp.	5,100	59,211
Financial Engines, Inc. *	4,400	74,360
Gladstone Capital Corp.	7,900	93,220
Knight Capital Group, Inc., Class A *	25,100	382,775
MCG Capital Corp. *	51,872	270,253
Oppenheimer Holdings, Inc., Class A	2,600	66,326
Penson Worldwide, Inc. *(a)	18,000	181,260
Piper Jaffray Cos. *	2,400	96,720
Prospect Capital Corp. (a)	11,517	139,932
Stifel Financial Corp. *	4,500	241,875
SWS Group, Inc.	139,930	1,613,393
TICC Capital Corp.	6,691	44,094
Virtus Investment Partners, Inc. *	305	6,356
Waddell & Reed Financial, Inc., Class A	58,500	2,108,340

		8,724,589

Chemicals 3.0%
A. Schulman, Inc.	6,600	161,502
H.B. Fuller Co.	17,300	401,533
Innophos Holdings, Inc.	8,000	223,200
Innospec, Inc. *	7,400	84,064
Koppers Holdings, Inc.	4,300	121,776
Methanex Corp.	64,248	1,561,869
Minerals Technologies, Inc.	3,100	160,704
Nalco Holding Co.	50,750	1,234,747
NewMarket Corp.	2,600	267,774
Olin Corp.	4,800	94,176
OM Group, Inc. *	7,900	267,652
PolyOne Corp. *	29,000	296,960
Rockwood Holdings, Inc. *	8,000	212,960
Sensient Technologies Corp.	37,310	1,084,229
Solutia, Inc. *	20,400	328,644
Spartech Corp. *	48,700	569,790
STR Holdings, Inc. *	9,600	225,600
Valspar Corp.	64,720	1,907,946

		9,205,126

Commercial Banks 7.9%
1st Source Corp.	2,800	49,140
1st United Bancorp, Inc./Boca Raton *	14,800	119,140
Alliance Financial Corp. (a)	1,200	35,376
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (continued)
March 31, 2010 (Unaudited)
NVIT Multi-Manager Small Cap Value Fund

		Market
	Shares	Value

Common Stocks (continued)
Ameris Bancorp (a)	6,223	$56,198
Bancfirst Corp.	2,600	108,966
Banco Latinoamericano de Comercio Exterior SA, Class E	9,000	129,240
Bancorp, Inc. (The) *	2,500	22,250
Bank of the Ozarks, Inc.	74,740	2,630,101
Banner Corp. (a)	2,700	10,368
Boston Private Financial Holdings, Inc.	22,700	167,299
CapitalSource, Inc.	489,887	2,738,468
Cathay General Bancorp (a)	15,600	181,740
Chemical Financial Corp.	6,055	143,019
Citizens Republic Bancorp, Inc. *	53,147	62,714
City Holding Co.	12,200	418,338
Columbia Banking System, Inc.	7,230	146,841
Community Bank System, Inc.	6,800	154,904
Community Trust Bancorp, Inc.	11,770	318,849
CVB Financial Corp. (a)	74,000	734,820
East West Bancorp, Inc.	10,000	174,200
Farmers Capital Bank Corp.	2,600	22,282
Financial Institutions, Inc.	3,900	57,018
First Bancorp, North Carolina	5,100	68,952
First Bancorp, Puerto Rico (a)	9,254	22,302
First Community Bancshares, Inc.	14,000	173,180
First Financial Bancorp	30,200	537,258
First Interstate BancSystem, Inc.	7,500	121,875
First Merchants Corp.	5,700	39,672
First South Bancorp, Inc. (a)	2,100	26,250
FirstMerit Corp.	15,585	336,168
FNB Corp.	48,300	391,713
Guaranty Bancorp *	8,300	13,197
Heartland Financial USA, Inc. (a)	2,600	41,522
Hudson Valley Holding Corp.	2,770	67,034
IBERIABANK Corp.	10,900	654,109
Independent Bank Corp.	11,700	288,522
Investors Bancorp, Inc. *	93,400	1,232,880
Lakeland Bancorp, Inc.	8,300	73,455
Lakeland Financial Corp.	5,200	99,060
Nara Bancorp, Inc. *	29,300	256,668
National Penn Bancshares, Inc.	29,545	203,861
NBT Bancorp, Inc.	10,200	233,070
Old Second Bancorp, Inc. (a)	1,300	8,567
Oriental Financial Group, Inc.	7,600	102,600
Pacific Capital Bancorp NA *(a)	11,300	20,453
PacWest Bancorp	4,300	98,126
Park National Corp. (a)	2,600	162,006
Peoples Bancorp, Inc.	6,600	108,768
Porter Bancorp, Inc.	630	8,253
Prosperity Bancshares, Inc.	8,500	348,500
Renasant Corp.	13,000	210,340
Republic Bancorp, Inc., Class A	4,555	85,816
S&T Bancorp, Inc. (a)	6,000	125,400
Santander BanCorp *	5,100	62,577
Shore Bancshares, Inc.	1,000	14,250
Sierra Bancorp (a)	4,200	54,138
Simmons First National Corp., Class A	3,600	99,252
South Financial Group, Inc. (The)	122,200	84,477
Southside Bancshares, Inc.	7,175	154,765
Southwest Bancorp, Inc.	6,800	56,236
Sterling Bancorp, Class N	6,300	63,315
Sterling Bancshares, Inc.	20,600	114,948
Suffolk Bancorp	2,300	70,633
Susquehanna Bancshares, Inc.	33,200	325,692
SVB Financial Group *	6,900	321,954
Texas Capital Bancshares, Inc. *	92,600	1,758,474
Trico Bancshares	5,400	107,460
Trustmark Corp.	9,600	234,528
UMB Financial Corp.	20,750	842,450
Umpqua Holdings Corp.	13,096	173,653
Union First Market Bankshares Corp.	4,850	73,235
United Bankshares, Inc. (a)	3,600	94,392
United Community Banks, Inc. *	11,763	51,875
Univest Corp of Pennsylvania	36,020	673,214
Washington Trust Bancorp, Inc.	4,600	85,744
WesBanco, Inc.	6,300	102,438
West Bancorp, Inc.	6,000	39,480
Wilshire Bancorp, Inc.	129,330	1,426,510
Wintrust Financial Corp.	74,240	2,762,470

		24,489,008

Commercial Services & Supplies 1.1%
ABM Industries, Inc.	4,500	95,400
ACCO Brands Corp. *	18,400	140,944
ATC Technology Corp. *	17,600	302,016
Clean Harbors, Inc. *	8,264	459,148
Deluxe Corp.	43,500	844,770
Ennis, Inc.	3,700	60,199
Geo Group, Inc. (The) *	4,800	95,136
Infinity Bio-Energy Ltd. *	155,500	0
Knoll, Inc.	13,400	150,750
Metalico, Inc. *(a)	49,400	295,906
SYKES Enterprises, Inc. *	7,100	162,164
United Stationers, Inc. *	4,200	247,170
Viad Corp.	3,400	69,870
Waste Connections, Inc. *	15,810	536,908
Waste Services, Inc. *	2,600	25,714

		3,486,095

Communications Equipment 2.6%
ADC Telecommunications, Inc. *	173,040	1,264,922
Arris Group, Inc. *	27,436	329,506
Aviat Networks, Inc. *	8,000	53,040
Black Box Corp.	4,900	150,724
Calix, Inc. *(a)	1,200	16,140
Harmonic, Inc. *	194,960	1,230,198
Meru Networks, Inc. *	9,200	176,364
Oplink Communications, Inc. *	5,500	101,970
Plantronics, Inc.	6,600	206,448
Polycom, Inc. *	44,000	1,345,520
Symmetricom, Inc. *	6,800	39,644
Tekelec *	10,200	185,232
Tellabs, Inc.	373,680	2,828,758

		7,928,466

Computers & Peripherals 0.4%
Adaptec, Inc. *	8,800	28,776
Hypercom Corp. *	268,763	1,037,425
Quantum Corp. *	58,800	154,644

		1,220,845

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (continued)
March 31, 2010 (Unaudited)
NVIT Multi-Manager Small Cap Value Fund

		Market
	Shares	Value

Common Stocks (continued)
Construction & Engineering 0.6%
Comfort Systems USA, Inc.	25,000	$312,250
EMCOR Group, Inc. *	39,300	967,959
Granite Construction, Inc.	6,500	196,430
MasTec, Inc. *	13,600	171,496
Tutor Perini Corp. *	4,200	91,350

		1,739,485

Construction Materials 0.0%†
Headwaters, Inc. *	13,400	61,506

Consumer Finance 0.7%
Advance America Cash Advance Centers, Inc.	12,300	71,586
Cash America International, Inc.	19,000	750,120
CompuCredit Holdings Corp. (a)	6,300	32,508
Dollar Financial Corp. *	18,823	452,881
Nelnet, Inc., Class A	23,600	438,016
World Acceptance Corp. *(a)	14,300	515,944

		2,261,055

Containers & Packaging 1.5%
Boise, Inc. *	9,000	55,170
Graham Packaging Co., Inc. *	15,100	189,505
Myers Industries, Inc.	8,000	83,840
Pactiv Corp. *	18,170	457,520
Rock-Tenn Co., Class A	16,500	751,905
Silgan Holdings, Inc.	49,225	2,964,822

		4,502,762

Distributors 0.1%
Core-Mark Holding Co., Inc. *	5,800	177,538

Diversified Consumer Services 0.6%
Service Corp. International	165,330	1,517,729
Stewart Enterprises, Inc., Class A	37,600	235,000

		1,752,729

Diversified Financial Services 0.3%
Compass Diversified Holdings	7,300	111,398
Encore Capital Group, Inc. *	7,700	126,665
Marlin Business Services Corp. *	2,600	26,390
PHH Corp. *	31,500	742,455

		1,006,908

Diversified Telecommunication Services 0.3%
Atlantic Tele-Network, Inc.	1,200	53,916
Cincinnati Bell, Inc. *	70,700	241,087
Consolidated Communications Holdings, Inc.	18,600	352,656
Premiere Global Services, Inc. *	19,000	156,940

		804,599

Electric Utilities 2.0%
Central Vermont Public Service Corp.	3,100	62,527
Cleco Corp.	12,200	323,910
DPL, Inc.	41,690	1,133,551
El Paso Electric Co. *	20,000	412,000
IDACORP, Inc.	10,800	373,896
MGE Energy, Inc.	5,600	198,016
Portland General Electric Co.	24,700	476,957
UIL Holdings Corp.	5,733	157,658
Unisource Energy Corp.	24,100	757,704
Westar Energy, Inc.	109,850	2,449,655

		6,345,874

Electrical Equipment 1.4%
A.O. Smith Corp.	10,500	551,985
Acuity Brands, Inc.	10,500	443,205
AZZ, Inc.	3,900	132,015
Belden, Inc.	4,200	115,332
Encore Wire Corp.	3,400	70,720
EnerSys *	24,100	594,306
GrafTech International Ltd. *	37,300	509,891
PowerSecure International, Inc. *	5,100	40,188
Regal-Beloit Corp.	9,600	570,336
Woodward Governor Co.	45,150	1,443,897

		4,471,875

Electronic Equipment, Instruments & Components 1.7%
Agilysys, Inc.	1,100	12,287
Benchmark Electronics, Inc. *	12,525	259,769
Brightpoint, Inc. *	7,600	57,228
Checkpoint Systems, Inc. *	7,100	157,052
CPI International, Inc. *	2,200	29,172
CTS Corp.	11,400	107,388
DTS, Inc. *	46,460	1,581,498
Insight Enterprises, Inc. *	10,000	143,600
Littelfuse, Inc. *	37,282	1,417,089
Mercury Computer Systems, Inc. *	9,100	124,852
NAPCO Security Technologies, Inc. *	223,500	514,050
OSI Systems, Inc. *	1,200	33,660
Plexus Corp. *	3,200	115,296
RadiSys Corp. *	3,700	33,152
SYNNEX Corp. *	12,500	369,500
Technitrol, Inc.	3,900	20,592
TTM Technologies, Inc. *	25,600	227,328

		5,203,513

Energy Equipment & Services 2.2%
Bolt Technology Corp. *	4,800	54,288
Cal Dive International, Inc. *	240,060	1,759,640
Complete Production Services, Inc. *	6,600	76,230
Dresser-Rand Group, Inc. *	15,804	496,562
Global Industries Ltd. *	26,100	167,562
GulfMark Offshore, Inc., Class A *	16,200	430,110
ION Geophysical Corp. *	67,600	332,592
Lufkin Industries, Inc.	2,300	182,045
Parker Drilling Co. *	18,500	91,205
Pioneer Drilling Co. *	6,300	44,352
RPC, Inc.	6,287	69,974
T-3 Energy Services, Inc. *	4,800	117,888
TETRA Technologies, Inc. *	68,800	840,736
Tidewater, Inc.	47,390	2,240,125

		6,903,309

Food & Staples Retailing 0.2%
Andersons, Inc. (The)	10,300	344,844
Nash Finch Co.	4,000	134,600
Spartan Stores, Inc.	20,600	297,052

		776,496

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (continued)
March 31, 2010 (Unaudited)
NVIT Multi-Manager Small Cap Value Fund

		Market
	Shares	Value

Common Stocks (continued)
Food Products 1.5%
American Italian Pasta Co., Class A *	8,900	$345,943
B&G Foods, Inc., Class A	12,600	132,048
Chiquita Brands International, Inc. *	31,700	498,641
Corn Products International, Inc.	29,550	1,024,203
Dole Food Company, Inc. *(a)	20,800	246,480
Smithfield Foods, Inc. *	108,440	2,249,046
TreeHouse Foods, Inc. *	2,900	127,223

		4,623,584

Gas Utilities 0.7%
Chesapeake Utilities Corp.	2,600	77,480
New Jersey Resources Corp.	19,950	749,322
South Jersey Industries, Inc.	7,200	302,328
Southwest Gas Corp.	20,400	610,368
WGL Holdings, Inc.	9,900	343,035

		2,082,533

Health Care Equipment & Supplies 3.3%
Cantel Medical Corp.	10,000	198,500
CONMED Corp. *	6,000	142,860
Haemonetics Corp. *	22,560	1,289,304
Hill-Rom Holdings, Inc.	38,300	1,042,143
Inverness Medical Innovations, Inc. *	37,570	1,463,352
IRIS International, Inc. *	67,000	684,070
MAKO Surgical Corp. *	94,700	1,276,556
SonoSite, Inc. *	54,600	1,753,206
STERIS Corp.	4,300	144,738
Teleflex, Inc.	34,000	2,178,380

		10,173,109

Health Care Providers & Services 3.2%
American Dental Partners, Inc. *	5,800	75,690
Bio-Reference Labs, Inc. *	22,300	980,531
Continucare Corp. *	5,600	20,720
Gentiva Health Services, Inc. *	15,000	424,200
HealthSouth Corp. *	9,900	185,130
Healthspring, Inc. *	18,800	330,880
Landauer, Inc.	15,070	982,865
LHC Group, Inc. *(a)	51,090	1,713,048
Magellan Health Services, Inc. *	5,400	234,792
Nighthawk Radiology Holdings, Inc. *	33,300	105,894
Odyssey HealthCare, Inc. *	7,000	126,770
RehabCare Group, Inc. *	6,600	179,982
Res-Care, Inc. *	11,000	131,890
Sun Healthcare Group, Inc. *	170,730	1,628,764
Sunrise Senior Living, Inc. *	92,900	475,648
Team Health Holdings, Inc. *	7,600	127,680
Triple-S Management Corp., Class B *	15,800	280,450
VCA Antech, Inc. *	50,204	1,407,218
WellCare Health Plans, Inc. *	13,100	390,380

		9,802,532

Health Care Technology 0.1%
Medidata Solutions, Inc. *	1,600	24,320
Vital Images, Inc. *	10,200	164,934

		189,254

Hotels, Restaurants & Leisure 2.5%
CEC Entertainment, Inc. *	10,300	392,327
Domino’s Pizza, Inc. *	33,700	459,668
Einstein Noah Restaurant Group, Inc. *	15,000	182,250
Isle of Capri Casinos, Inc. *	6,800	52,904
Multimedia Games, Inc. *	194,270	757,653
P.F. Chang’s China Bistro, Inc. *(a)	31,100	1,372,443
Penn National Gaming, Inc. *	64,140	1,783,092
Ruby Tuesday, Inc. *	21,900	231,483
Ruth’s Hospitality Group, Inc. *	67,348	356,944
Shuffle Master, Inc. *	123,521	1,011,637
WMS Industries, Inc. *	26,050	1,092,537

		7,692,938

Household Durables 2.6%
American Greetings Corp., Class A	18,500	385,540
Brookfield Homes Corp. *(a)	3,700	32,338
Ethan Allen Interiors, Inc.	64,000	1,320,320
Helen of Troy Ltd. *	12,000	312,720
Jarden Corp.	2,372	78,964
KB Home	97,850	1,638,987
La-Z-Boy, Inc., Class Z *	32,000	401,280
Meritage Homes Corp. *	1,500	31,500
Ryland Group, Inc.	63,450	1,423,818
Standard Pacific Corp. *	36,700	165,884
Tempur-Pedic International, Inc. *	5,900	177,944
Tupperware Brands Corp.	40,427	1,949,390

		7,918,685

Household Products 0.5%
Cellu Tissue Holdings, Inc. *	11,900	118,762
Central Garden and Pet Co., Class A *	29,100	266,556
Church & Dwight Co., Inc.	17,450	1,168,278

		1,553,596

Industrial Conglomerates 0.0%†
Standex International Corp.	4,000	103,080
Tredegar Corp.	3,400	58,072

		161,152

Information Technology Services 1.4%
Alliance Data Systems Corp. *(a)	16,110	1,030,879
CIBER, Inc. *	35,000	130,900
CSG Systems International, Inc. *	6,600	138,336
Dynamics Research Corp. *	7,900	89,033
Forrester Research, Inc. *	18,319	550,852
Gartner, Inc. *	11,300	251,312
Global Cash Access Holdings, Inc. *	9,900	80,883
infoGROUP, Inc. *	2,900	22,620
Mantech International Corp., Class A *	2,100	102,543
NeuStar, Inc., Class A *	59,450	1,498,140
Unisys Corp. *	8,080	281,911
Virtusa Corp. *	2,400	24,744

		4,202,153

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (continued)
March 31, 2010 (Unaudited)
NVIT Multi-Manager Small Cap Value Fund

		Market
	Shares	Value

Common Stocks (continued)
Insurance 5.0%
American Equity Investment Life Holding Co.	47,200	$502,680
American Physicians Capital, Inc.	5,466	174,639
American Safety Insurance Holdings Ltd. *	1,200	19,908
AMERISAFE, Inc. *	115,240	1,886,479
Amtrust Financial Services, Inc.	8,500	118,575
Argo Group International Holdings Ltd.	8,231	268,248
Arthur J Gallagher & Co.	63,750	1,565,062
Aspen Insurance Holdings Ltd.	88,980	2,566,183
Assured Guaranty Ltd.	35,200	773,344
Conseco, Inc. *	48,100	299,182
Delphi Financial Group, Inc., Class A	22,775	573,019
FPIC Insurance Group, Inc. *	1,350	36,599
Hallmark Financial Services *	6,200	55,800
Hanover Insurance Group, Inc. (The) (a)	73,800	3,218,418
Harleysville Group, Inc.	2,600	87,776
Horace Mann Educators Corp.	1,600	24,096
Max Capital Group Ltd.	16,000	367,840
Meadowbrook Insurance Group, Inc.	8,800	69,520
National Financial Partners Corp. *	2,900	40,890
Navigators Group, Inc. *	4,900	192,717
NYMAGIC, Inc.	2,200	46,706
Platinum Underwriters Holdings Ltd.	17,300	641,484
PMA Capital Corp., Class A *	13,100	80,434
Primerica, Inc. *	4,500	67,500
ProAssurance Corp. *	2,300	134,642
RLI Corp.	1,300	74,126
Selective Insurance Group	15,700	260,620
Symetra Financial Corp. *	7,700	101,486
Tower Group, Inc.	1,468	32,546
Validus Holdings Ltd.	46,300	1,274,639

		15,555,158

Internet & Catalog Retail 0.5%
NutriSystem, Inc. (a)	80,758	1,438,300

Internet Software & Services 0.2%
Ancestry.com, Inc. *	3,500	59,325
EarthLink, Inc.	16,800	143,472
QuinStreet, Inc. *	2,200	37,422
United Online, Inc.	36,438	272,556

		512,775

Leisure Equipment & Products 0.1%
JAKKS Pacific, Inc. *	15,400	200,970
RC2 Corp. *	6,800	101,796
Sport Supply Group, Inc.	3,200	43,008

		345,774

Life Sciences Tools & Services 0.0%†
Affymetrix, Inc. *	14,400	105,696
Kendle International, Inc. *	1,700	29,716

		135,412

Machinery 5.5%
Actuant Corp., Class A	6,900	134,895
Altra Holdings, Inc. *	9,700	133,181
Ampco-Pittsburgh Corp.	1,900	47,158
Barnes Group, Inc.	24,700	480,415
Cascade Corp.	1,000	32,210
Chart Industries, Inc. *	5,100	102,000
CIRCOR International, Inc.	4,600	152,766
Columbus Mckinnon Corp. *	3,200	50,784
Duoyuan Printing, Inc. *	12,500	135,000
Dynamic Materials Corp.	61,991	968,299
EnPro Industries, Inc. *	20,800	604,864
FreightCar America, Inc.	132,510	3,201,442
Harsco Corp.	37,710	1,204,457
Kennametal, Inc.	111,910	3,146,909
Mueller Industries, Inc.	42,650	1,142,594
Portec Rail Products, Inc.	800	9,296
Tennant Co.	1,200	32,868
Terex Corp. *	79,297	1,800,835
Wabtec Corp.	82,920	3,492,590

		16,872,563

Marine 0.1%
Horizon Lines, Inc., Class A	32,100	174,624
International Shipholding Corp.	4,000	117,560

		292,184

Media 0.5%
AH Belo Corp., Class A *	11,900	85,323
Carmike Cinemas, Inc. *	12,600	174,762
Entercom Communications Corp., Class A *	12,000	142,680
Journal Communications, Inc., Class A *	48,900	205,380
LIN TV Corp., Class A *	31,800	182,850
LodgeNet Interactive Corp. *	36,000	250,920
Sinclair Broadcast Group, Inc., Class A *	77,500	393,700
Valassis Communications, Inc. *	7,900	219,857

		1,655,472

Metals & Mining 2.3%
AK Steel Holding Corp.	46,400	1,060,704
Allegheny Technologies, Inc.	13,989	755,266
Coeur d’Alene Mines Corp. *	9,900	148,302
Compass Minerals International, Inc.	27,100	2,174,233
Haynes International, Inc.	28,869	1,025,716
Hecla Mining Co. *(a)	6,600	36,102
Royal Gold, Inc.	4,200	194,082
RTI International Metals, Inc. *	35,700	1,082,781
Stillwater Mining Co. *	17,900	232,342
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (continued)
March 31, 2010 (Unaudited)
NVIT Multi-Manager Small Cap Value Fund

		Market
	Shares	Value

Conmmon Stocks (continued)
Metals & Mining (continued)
Worthington Industries, Inc.	15,400	$266,266

		6,975,794

Multiline Retail 0.1%
Saks, Inc. *(a)	36,077	310,262

Multi-Utilities 1.2%
Avista Corp.	11,100	229,881
CMS Energy Corp.	103,730	1,603,666
Vectren Corp.	70,200	1,735,344

		3,568,891

Oil, Gas & Consumable Fuels 2.5%
Approach Resources, Inc. *	59,890	543,801
ATP Oil & Gas Corp. *(a)	8,000	150,480
Berry Petroleum Co., Class A	71,740	2,020,199
Brigham Exploration Co. *	10,800	172,260
Cloud Peak Engery, Inc. *	11,300	188,032
DHT Holdings, Inc.	9,300	36,456
EXCO Resources, Inc.	41,200	757,256
Gulfport Energy Corp. *	56,000	629,440
Knightsbridge Tankers Ltd.	7,900	133,826
Nordic American Tanker Shipping (a)	3,200	96,864
Rosetta Resources, Inc. *	13,000	306,150
Stone Energy Corp. *	11,900	211,225
Swift Energy Co. *	7,100	218,254
Toreador Resources Corp. *(a)	3,900	31,902
USEC, Inc. *	7,700	44,429
VAALCO Energy, Inc. *	19,900	98,306
Western Refining, Inc. *(a)	11,900	65,450
Whiting Petroleum Corp. *	20,150	1,628,926
World Fuel Services Corp.	14,300	380,952

		7,714,208

Paper & Forest Products 0.3%
Buckeye Technologies, Inc. *	40,900	534,972
Schweitzer-Mauduit International, Inc.	10,800	513,648

		1,048,620

Personal Products 0.1%
Nutraceutical International Corp. *	700	10,458
Prestige Brands Holdings, Inc. *	25,600	230,400

		240,858

Pharmaceuticals 1.1%
Cadence Pharmaceuticals, Inc. *(a)	3,700	33,781
Cypress Bioscience, Inc. *	3,400	16,660
Endo Pharmaceuticals Holdings, Inc. *	81,654	1,934,383
Par Pharmaceutical Cos., Inc. *	12,300	305,040
ViroPharma, Inc. *	72,000	981,360
XenoPort, Inc. *	1,900	17,594

		3,288,818

Professional Services 0.8%
COMSYS IT Partners, Inc. *	3,900	68,172
GP Strategies Corp. *	2,600	21,736
IHS, Inc., Class A *	17,240	921,823
Kforce, Inc. *	9,000	136,890
SFN Group, Inc. *	19,700	157,797
Towers Watson & Co., Class A	27,830	1,321,925

		2,628,343

Real Estate Investment Trusts (REITs) 5.0%
American Campus Communities, Inc.	4,800	132,768
Anworth Mortgage Asset Corp.	28,700	193,438
Ashford Hospitality Trust, Inc. *	19,900	142,683
Associated Estates Realty Corp.	17,400	239,946
BioMed Realty Trust, Inc.	19,000	314,260
CapLease, Inc.	20,200	112,110
CBL & Associates Properties, Inc.	53,400	731,580
Cedar Shopping Centers, Inc.	20,200	159,782
Colonial Properties Trust	17,636	227,152
DCT Industrial Trust, Inc.	56,100	293,403
Developers Diversified Realty Corp.	25,300	307,901
DiamondRock Hospitality Co. *	28,780	290,966
EastGroup Properties, Inc.	5,700	215,118
Education Realty Trust, Inc.	15,000	86,100
Entertainment Properties Trust	9,400	386,622
Equity Lifestyle Properties, Inc.	6,600	355,608
Extra Space Storage, Inc.	9,700	122,996
First Industrial Realty Trust, Inc. *	89,900	697,624
First Potomac Realty Trust	12,000	180,360
Glimcher Realty Trust	44,900	227,643
Healthcare Realty Trust, Inc.	46,640	1,086,245
Hersha Hospitality Trust	7,900	40,922
Home Properties, Inc.	2,600	121,680
Inland Real Estate Corp.	14,700	134,505
iStar Financial, Inc. *(a)	39,520	181,397
LaSalle Hotel Properties	11,100	258,630
Lexington Realty Trust	91,883	598,158
LTC Properties, Inc.	10,200	276,012
Macerich Co. (The)	53,018	2,031,119
MFA Financial, Inc.	88,600	652,096
Mid-America Apartment Communities, Inc.	5,900	305,561
National Retail Properties, Inc.	32,500	741,975
NorthStar Realty Finance Corp. (a)	50,770	213,742
Omega Healthcare Investors, Inc.	20,800	405,392
Parkway Properties, Inc.	26,100	490,158
Pennsylvania Real Estate Investment Trust (a)	38,900	485,083
PS Business Parks, Inc.	2,900	154,860
Resource Capital Corp.	19,900	134,524
Saul Centers, Inc.	4,600	190,440
Senior Housing Properties Trust	36,200	801,830
Strategic Hotels & Resorts, Inc. *	39,400	167,450
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (continued)
March 31, 2010 (Unaudited)
NVIT Multi-Manager Small Cap Value Fund

		Market
	Shares	Value

Common Stocks (continued)
Real Estate Investment Trusts (REITs) (continued)
Sun Communities, Inc.	9,400	$236,880
Sunstone Hotel Investors, Inc. *	21,505	240,211

		15,366,930

Real Estate Management & Development 0.8%
Jones Lang LaSalle, Inc.	33,070	2,410,472

Road & Rail 1.5%
Arkansas Best Corp.	6,500	194,220
Con-way, Inc.	28,580	1,003,730
Genesee & Wyoming, Inc., Class A *	22,111	754,427
Heartland Express, Inc.	10,000	165,000
Kansas City Southern *	60,900	2,202,753
Knight Transportation, Inc.	1,800	37,962
Marten Transport Ltd. *	6,600	130,086
Saia, Inc. *	9,100	126,308

		4,614,486

Semiconductors & Semiconductor Equipment 1.5%
Amkor Technology, Inc. *(a)	20,100	142,107
DSP Group, Inc. *	8,500	70,805
Entegris, Inc. *	35,738	180,120
FEI Co. *	8,000	183,280
Lattice Semiconductor Corp. *	10,600	38,902
MaxLinear, Inc., Class A *	4,400	78,100
MKS Instruments, Inc. *	9,300	182,187
Photronics, Inc. *	11,300	57,517
PMC — Sierra, Inc. *	29,300	261,356
RF Micro Devices, Inc. *	12,100	60,258
Semtech Corp. *	6,600	115,038
Sigma Designs, Inc. *(a)	6,000	70,380
Skyworks Solutions, Inc. *	50,600	789,360
Teradyne, Inc. *	203,000	2,267,510
Veeco Instruments, Inc. *(a)	5,200	226,200

		4,723,120

Software 4.4%
Actuate Corp. *	209,000	1,168,310
Aspen Technology, Inc. *	25,400	260,350
Concur Technologies, Inc. *	19,648	805,764
Fortinet, Inc. *(a)	3,200	56,256
JDA Software Group, Inc. *	8,189	227,818
MICROS Systems, Inc. *	33,133	1,089,413
Netscout Systems, Inc. *	5,100	75,429
Progress Software Corp. *	5,400	169,722
Quest Software, Inc. *	5,900	104,961
Rovi Corp. *	25,450	944,959
S1 Corp. *	183,500	1,082,650
Solera Holdings, Inc.	100,200	3,872,730
SonicWALL, Inc. *	6,000	52,140
SS&C Technologies Holdings, Inc. *	2,100	31,668
Sybase, Inc. *	53,150	2,477,853
Take-Two Interactive Software, Inc. *	33,900	333,915
THQ, Inc. *	108,728	762,183
TIBCO Software, Inc. *	7,400	79,846

		13,595,967

Specialty Retail 3.6%
Asbury Automotive Group, Inc. *	91,650	1,218,945
Brown Shoe Co., Inc.	10,000	154,800
Cabela’s, Inc. *(a)	21,600	377,784
Cato Corp. (The), Class A	4,400	94,336
Collective Brands, Inc. *	12,200	277,428
Dress Barn, Inc. *	16,500	431,640
Finish Line, Inc. (The), Class A	17,400	283,968
Genesco, Inc. *	5,800	179,858
Gymboree Corp. *	4,000	206,520
Jo-Ann Stores, Inc. *	7,700	323,246
Jos. A. Bank Clothiers, Inc. *	7,900	431,735
Lithia Motors, Inc., Class A *	45,800	293,120
Monro Muffler Brake, Inc.	77,650	2,776,764
Rent-A-Center, Inc., Class A *	31,600	747,340
Sonic Automotive, Inc., Class A *	41,300	454,300
Tractor Supply Co.	32,050	1,860,502
Zumiez, Inc. *(a)	42,810	877,177

		10,989,463

Textiles, Apparel & Luxury Goods 2.5%
Carter’s, Inc. *	6,900	208,035
Deckers Outdoor Corp. *	2,100	289,800
G-III Apparel Group Ltd. *	7,700	212,212
Iconix Brand Group, Inc. *	21,300	327,168
Jones Apparel Group, Inc.	34,100	648,582
Maidenform Brands, Inc. *	12,000	262,200
Oxford Industries, Inc.	20,800	422,864
Perry Ellis International, Inc. *	35,350	800,677
Phillips-Van Heusen Corp.	44,980	2,580,053
Skechers U.S.A., Inc., Class A *	5,400	196,128
Warnaco Group, Inc. (The) *	40,100	1,913,171

		7,860,890

Thrifts & Mortgage Finance 3.9%
Berkshire Hills Bancorp, Inc.	3,600	65,988
Brookline Bancorp, Inc.	15,900	169,176
Capitol Federal Financial	13,817	517,585
Dime Community Bancshares	8,850	111,776
Doral Financial Corp. *	12,200	52,582
First Defiance Financial Corp.	2,200	22,264
First Financial Holdings, Inc.	4,500	67,770
First Niagara Financial Group, Inc.	116,396	1,655,151
Flushing Financial Corp.	6,200	78,492
MGIC Investment Corp. *(a)	20,100	220,497
Northwest Bancshares, Inc.	12,800	150,272
OceanFirst Financial Corp.	4,000	45,440
Ocwen Financial Corp. *	213,220	2,364,610
Provident Financial Services, Inc.	15,000	178,500
Radian Group, Inc. (a)	52,000	813,280
Trustco Bank Corp.	17,300	106,741
United Community Financial Corp. *	5,081	7,672
Washington Federal, Inc.	187,020	3,800,246
Waterstone Financial, Inc. *(a)	300	1,086
Westfield Financial, Inc.	145,460	1,336,777
WSFS Financial Corp.	4,500	175,500

		11,941,405

Trading Companies & Distributors 2.0%
Aceto Corp.	154,121	930,891
Aircastle Ltd.	20,600	195,082
Applied Industrial Technologies, Inc.	32,650	811,353
Beacon Roofing Supply, Inc. *	118,240	2,261,931
Houston Wire & Cable Co.	3,100	35,898
Interline Brands, Inc. *	16,200	310,068
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (continued)
March 31, 2010 (Unaudited)
NVIT Multi-Manager Small Cap Value Fund

		Market
	Shares	Value

Common Stock (continued)
Rush Enterprises, Inc., Class A *	132,000	$1,743,720

		6,288,943

Water Utilities 0.1%
American States Water Co.	3,200	111,040
California Water Service Group	4,200	157,962

		269,002

Wireless Telecommunication Services 1.5%
NTELOS Holdings Corp.	67,836	1,206,803
Shenandoah Telecommunications Co.	71,800	1,349,840
Syniverse Holdings, Inc. *	112,098	2,182,548

		4,739,191

Total Common Stocks (cost $264,909,266)		305,956,866

	Principal	Market
	Amount	Value

U.S. Government Sponsored & Agency Obligation 0.1%
U.S. Treasury Note, 1.25%, 11/30/10(b)	$235,000	236,441

Total U.S. Government Sponsored & Agency Obligation (cost $236,496)		236,441

		Market
	Shares	Value

Exchange Traded Fund 0.0%
Capital Markets 0.0%†
Kayne Anderson Energy Development Co.	4,958	$80,121

Total Exchange Traded Fund (cost $63,024)		80,121

Mutual Fund 3.1%
Money Market Fund 3.1%
Invesco AIM Liquid Assets Portfolio, 0.11% (c)	9,604,152	9,604,152

Total Mutual Fund (cost $9,604,152)		9,604,152

	Principal	Market
	Amount	Value

Repurchase Agreement 4.2%
Morgan Stanley, 0.02%, dated 3/31/10, due 4/01/10, repurchase price $13,071,527, collateralized by U.S. Government Agency Mortgages ranging 4.50%-6.00%, maturing 01/01/19-03/01/40; total market value $13,334,323. (d)	$13,071,520	13,071,520

Total Repurchase Agreement (cost $13,071,520)		13,071,520

Total Investments (cost $287,884,458) (e) — 106.4%		328,949,100
Liabilities in excess of other assets — (6.4%)		(19,900,103)

NET ASSETS — 100.0%		$309,048,997

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at March 31, 2010. The total value of securities on loan at March 31, 2010 was $12,744,616.

(b)	A security or a portion of a security was used to cover the margin requirement for futures contracts.

(c)	Represents 7-day effective yield as of March 31, 2010.

(d)	The security was purchased with cash collateral held from securities on loan. The total value of this security as of March 31, 2010 was $13,071,520.

(e)	At March 31, 2010, the tax basis cost of the Fund’s investments was $288,709,258, tax unrealized appreciation and depreciation were $61,126,230 and $(20,886,388), respectively.

†	Amount rounds to less than 0.1%.

Ltd.	Limited

NA	National Association

REIT	Real Estate Investment Trust

SA	Stock Company
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT Multi-Manager Small Cap Value Fund
At March 31, 2010, the Fund’s open futures contracts were as follows:

Number			Notional Value
of			Covered by	Unrealized
Contracts	Long Contracts	Expiration	Contracts	Appreciation

59	Russell 2000 Mini Future	06/18/10	$3,994,890	$15,320
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT Multi-Manager Small Cap Value Fund
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:

Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2010:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$305,956,866	$—	$—	$305,956,866
Exchange Traded Fund	80,121	—	—	80,121
Future	15,320	—	—	15,320
Mutual Fund	9,604,152	—	—	9,604,152
Repurchase Agreement	—	13,071,520	—	13,071,520
U.S. Government Sponsored & Agency Obligation	—	236,441	—	236,441

Total	$315,656,459	$13,307,961	$—	$328,964,420

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Common Stocks
Balance as of 12/31/09	$—
Accrued Accretion/(Amortization)	—
Change in Unrealized Appreciation/(Depreciation)	—
Realized gains/(losses)	—
Net Purchases/(Sales)	—
Transfers In/(Out) of Level 3	—

Balance as of 03/31/10	$—

Amounts designated as “-”, which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT Multi-Manager Small Cap Value Fund
The Fund is subject to the provisions of FASB ASC 815, “Derivatives and Hedging” (formerly known as SFAS 161). The standard requires enhanced disclosure about an entity’s derivative and hedging activities.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2010. Please see below for information on the Fund’s policy regarding the objectives and strategies for using futures contracts.
Futures Contracts
The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund may enter into financial futures contracts (“futures contracts”) to gain exposure to, or hedge against changes in, the value of equities. The Fund may also enter into futures contracts for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to enter into and maintain futures contracts may not exceed 5% of the Fund’s NAV after taking into account unrealized gains and unrealized losses on such futures contracts.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. Futures contracts involve minimal counterparty credit risk to the Fund because futures contracts are exchange-traded, and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees futures contracts against default.
Fair Values of Derivative Instruments as of March 31, 2010
     Derivatives not accounted for as hedging instruments under ASC 815

Fair Value
Assets:
Equity contracts	$15,320

Total	$15,320

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments
March 31, 2010 (Unaudited)
NVIT Multi-Manager Small Company Fund

		Market
	Shares	Value

Common Stocks 96.6%
ARGENTINA 0.3%
Internet Software & Services 0.3%
MercadoLibre, Inc.*	27,489	$1,325,245

AUSTRALIA 0.8%
Automobiles 0.1%
Fleetwood Corp. Ltd.(a)	32,284	266,401

Commercial Services & Supplies 0.1%
Mineral Resources Ltd.	30,925	210,693

Construction & Engineering 0.2%
Ausenco Ltd.(a)	1,098	4,431
Monadelphous Group Ltd.	65,945	924,963

		929,394

Electric Utilities 0.1%
Prime Infrastructure Group*	131,402	438,639

Energy Equipment & Services 0.0%†
Neptune Marine Services Ltd.*	262,806	111,118

Health Care Providers & Services 0.1%
Healthscope Ltd.(a)	73,269	296,914
Sigma Pharmaceuticals Ltd.	492,420	210,119

		507,033

Insurance 0.0%†
Tower Australia Group Ltd.	28,353	68,851

Metals & Mining 0.1%
Lynas Corp. Ltd.*	255,600	113,459
Panoramic Resources Ltd.(a)	35,881	78,947

		192,406

Multiline Retail 0.1%
David Jones Ltd.(a)	91,132	396,667

Oil, Gas & Consumable Fuels 0.0%†
Beach Energy Ltd.(a)	138,683	94,209

Real Estate Management & Development 0.0%†
FKP Property Group(a)	93,352	61,227
Sunland Group Ltd.*(a)	47,569	34,205

		95,432

Trading Companies & Distributors 0.0%†
Emeco Holdings Ltd.(a)	277,417	155,214

		3,466,057

AUSTRIA 0.1%
Real Estate Management & Development 0.1%
Immofinanz Immobilien Anlagen AG*	103,675	376,098

BELGIUM 0.2%
Food Products 0.1%
Sipef SA	7,908	499,780

Oil, Gas & Consumable Fuels 0.1%
Euronav NV	16,964	374,973

		874,753

BERMUDA 1.0%
Insurance 1.0%
Allied World Assurance Co. Holdings Ltd.	18,800	843,180
Arch Capital Group Ltd.*	10,600	808,250
Aspen Insurance Holdings Ltd.	80,200	2,312,968
Assured Guaranty Ltd.	27,000	593,190
Validus Holdings Ltd.	7,200	198,216

		4,755,804

BRAZIL 0.2%
Household Durables 0.2%
Brookfield Incorporacoes SA	86,325	383,483
Gafisa SA ADR	32,296	443,747

		827,230

CANADA 0.7%
Commercial Services & Supplies 0.1%
Ritchie Bros. Auctioneers, Inc.	19,700	424,141

Machinery 0.0%†
AG Growth International, Inc.	100	3,643

Metals & Mining 0.0%†
Major Drilling Group International	5,400	136,110

Oil, Gas & Consumable Fuels 0.1%
Petrobank Energy & Resources Ltd.*	11,000	599,985

Textiles, Apparel & Luxury Goods 0.5%
Lululemon Athletica, Inc.*	54,371	2,256,397

		3,420,276

CAYMAN ISLANDS 0.1%
Insurance 0.1%
Greenlight Capital Re Ltd., Class A*	17,137	457,215

CHINA 0.7%
Automobiles 0.0%†
Dongfeng Motor Group Co. Ltd., H Shares	116,000	188,091

Diversified Consumer Services 0.1%
New Oriental Education & Technology Group ADR*	3,943	337,166

Electrical Equipment 0.1%
Harbin Power Equipment Co. Ltd., H Shares	362,000	298,049

Energy Equipment & Services 0.0%†
Anhui Tianda Oil Pipe Co Ltd., H Shares*	556,000	267,397

Hotels, Restaurants & Leisure 0.1%
Ctrip.com International Ltd. ADR*	11,382	446,174

Real Estate Management & Development 0.0%†
Shui On Land Ltd.	153,050	78,072

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT Multi-Manager Small Company Fund

		Market
	Shares	Value

Common Stocks (continued)
CHINA (continued)
Software 0.1%
Longtop Financial Technologies Ltd. ADR*	8,636	$278,166

Textiles, Apparel & Luxury Goods 0.1%
Weiqiao Textile Co. Ltd., H Shares	354,500	280,642

Transportation Infrastructure 0.2%
Sichuan Expressway Co. Ltd., H Shares	696,000	411,888
Zhejiang Expressway Co. Ltd., H Shares	576,000	519,365

		931,253

		3,105,010

DENMARK 0.1%
Chemicals 0.0%†
Auriga Industries, Class B*	2,808	53,024

Construction & Engineering 0.0%†
Per Aarsleff AS, Class B	974	87,246

Food Products 0.1%
East Asiatic Co., Ltd. AS	8,526	266,037

Marine 0.0%†
D/S Norden	2,373	102,982

Real Estate Management & Development 0.0%†
TK Development AS REG*	27,496	154,627

		663,916

FINLAND 0.1%
Containers & Packaging 0.0%†
Huhtamaki OYJ(a)	8,811	96,011

Real Estate Management & Development 0.1%
Citycon OYJ	89,971	357,969

Software 0.0%†
F-Secure OYJ(a)	45,582	154,543
Tekla OYJ*	2,926	30,520

		185,063

		639,043

FRANCE 0.7%
Chemicals 0.0%†
Internationale de Plantations d’Heveas SA (a)	1,116	73,590

Electrical Equipment 0.2%
Nexans SA	9,714	826,485

Gas Utilities 0.0%†
Rubis	2,012	175,202

Hotels, Restaurants & Leisure 0.0%†
Pierre & Vacances	1,674	126,080

Household Durables 0.1%
Nexity	16,666	654,963

Industrial Conglomerates 0.1%
Wendel(a)	3,751	222,904

IT Services 0.1%
Groupe Steria SCA(a)	11,542	357,494
Sopra Group SA(a)	1,327	95,030

		452,524

Media 0.1%
Havas SA	101,517	510,682

Oil, Gas & Consumable Fuels 0.1%
Esso SA Francaise	1,792	229,322
Total Gabon	174	69,961

		299,283

Professional Services 0.0%†
Teleperformance	1,789	61,590

		3,403,303

GERMANY 0.9%
Aerospace & Defense 0.2%
MTU Aero Engines Holding AG REG	15,782	917,988

Machinery 0.2%
Demag Cranes AG REG*	12,094	423,270
Duerr AG	1,296	29,690
Gesco AG	1,734	93,850
Gildemeister AG	22,601	303,397
Heidelberger Druckmaschinen AG*	27,786	199,546

		1,049,753

Media 0.1%
CTS Eventim AG	5,807	294,840

Metals & Mining 0.2%
Aurubis AG	16,487	849,296

Real Estate Management & Development 0.0%†
Dic Asset AG	17,186	168,003

Thrifts & Mortgage Finance 0.2%
Aareal Bank AG*(a)	34,671	755,660

Trading Companies & Distributors 0.0%†
Phoenix Solar AG	992	42,356

		4,077,896

GREECE 0.1%
Commercial Banks 0.1%
Piraeus Bank SA*	46,961	410,249

HONG KONG 0.6%
Communications Equipment 0.3%
VTech Holdings Ltd.	122,000	1,318,062

Distributors 0.0%†
Intergrated Distribution Services Group Ltd.	93,900	171,563

Diversified Financial Services 0.1%
First Pacific Co.	324,000	209,601
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT Multi-Manager Small Company Fund

		Market
	Shares	Value

Common Stocks (continued)
HONG KONG (continued)
Food Products 0.0%†
China Fishery Group Ltd.	64,700	$91,868

Hotels, Restaurants & Leisure 0.0%†
Mandarin Oriental International Ltd.	117,042	163,990

Marine 0.0%†
Chu Kong Shipping Development Ltd.	702,000	178,779
Jinhui Shipping & Transportation Ltd.*	1	5

		178,784

Pharmaceuticals 0.1%
China Pharmaceutical Group Ltd.	312,000	192,419

Real Estate Investment Trusts (REITs) 0.0%†
Gzi Real Estate Investment Trust	296,000	125,730

Water Utilities 0.1%
Guangdong Investment Ltd.	332,000	179,431

		2,631,448

IRELAND 0.4%
Food & Staples Retailing 0.0%†
Fyffes PLC	168,954	86,715

Hotels, Restaurants & Leisure 0.2%
Paddy Power PLC	20,786	738,663

Life Sciences Tools & Services 0.2%
ICON PLC ADR*	39,700	1,048,080

		1,873,458

ISRAEL 0.1%
Semiconductors & Semiconductor Equipment 0.1%
Mellanox Technologies Ltd.*	26,596	626,868

ITALY 0.6%
Commercial Banks 0.0%†
Credito Emiliano SpA*	24,302	167,663

Construction & Engineering 0.0%†
Trevi Finanziaria SpA	4,557	78,129

Construction Materials 0.0%†
Buzzi Unicem SpA	4,225	53,196

Electronic Equipment, Instruments & Components 0.1%
Esprinet SpA	43,106	448,988

Household Durables 0.1%
Indesit Co. SpA*(a)	41,453	497,599

Machinery 0.2%
Danieli & Co. SpA RSP	46,138	680,439

Multi-Utilities 0.1%
ACEA SpA(a)	24,269	246,468

Oil, Gas & Consumable Fuels 0.1%
ERG SpA(a)	31,958	450,513

		2,622,995

JAPAN 4.4%
Air Freight & Logistics 0.2%
Kintetsu World Express, Inc.	26,000	672,281

Auto Components 0.2%
Futaba Industrial Co., Ltd.*	13,900	120,775
Press Kogyo Co., Ltd.*	211,000	526,200
Sanden Corp.	35,000	129,063
Teikoku Piston Ring Co., Ltd.	700	5,244

		781,282

Automobiles 0.1%
Isuzu Motors Ltd.	240,000	650,616

Building Products 0.0%†
Takasago Thermal Engineering Co., Ltd.	11,700	92,837

Chemicals 0.2%
Kanto Denka Kogyo Co., Ltd.	14,000	109,602
Nippon Soda Co., Ltd.	137,000	607,083
Taiyo Ink Manufacturing Co., Ltd.	4,900	131,430

		848,115

Commercial Banks 0.0%†
Musashino Bank Ltd. (The)	6,900	198,244

Commercial Services & Supplies 0.0%†
Matsuda Sangyo Co., Ltd.	3,800	70,695

Communications Equipment 0.1%
Mitsui Knowledge Industry Co., Ltd.	1,209	207,819

Computers & Peripherals 0.1%
Megachips Corp.	3,000	44,996
Melco Holdings, Inc.	9,500	210,759

		255,755

Construction & Engineering 0.4%
NEC Networks & System Integration Corp.	44,900	595,503
Taikisha Ltd.	32,400	523,191
Toyo Engineering Corp.	148,000	569,152

		1,687,846

Consumer Finance 0.1%
Hitachi Capital Corp.	20,800	296,421

Distributors 0.0%†
Canon Marketing Japan, Inc.	4,000	54,486

Diversified Financial Services 0.0%†
Ricoh Leasing Co., Ltd.	3,200	74,860

Electrical Equipment 0.0%†
Furukawa Electric Co., Ltd.	36,000	187,382

Electronic Equipment, Instruments & Components 0.1%
Mitsumi Electric Co., Ltd.	4,900	107,430
Nihon Dempa Kogyo Co., Ltd.	6,400	133,981
Sanshin Electronics Co., Ltd.	11,400	96,439
Siix Corp.	24,400	314,358

		652,208

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT Multi-Manager Small Company Fund

		Market
	Shares	Value

Common Stocks (continued)
JAPAN (continued)
Food & Staples Retailing 0.2%
Arcs Co. Ltd.	14,700	$198,371
Circle K Sunkus Co., Ltd.	26,600	329,982
Cosmos Pharmaceutical Corp.	11,100	239,457
Maruetsu, Inc. (The)	2,000	8,283
Ministop Co., Ltd.	12,500	145,216
Okuwa Co., Ltd.	14,000	141,092

		1,062,401

Food Products 0.0%†
Kewpie Corp.	4,900	53,213
Yonekyu Corp.	10,500	88,793

		142,006

Health Care Equipment & Supplies 0.2%
Aloka Co. Ltd.	22,100	174,643
Eiken Chemical Co., Ltd.	35,800	359,423
Hogy Medical Co., Ltd.	5,200	239,785
Nihon Kohden Corp.	13,100	241,271

		1,015,122

Health Care Providers & Services 0.2%
BML, Inc.	18,200	459,943
Miraca Holdings, Inc.	12,500	381,605

		841,548

Hotels, Restaurants & Leisure 0.1%
Ohsho Food Service Corp.	5,500	143,288
Pacific Golf Group International Holdings KK	208	137,270

		280,558

Household Durables 0.2%
Rinnai Corp.	13,800	725,445

Internet & Catalog Retail 0.1%
Dena Co., Ltd.	46	340,607

Internet Software & Services 0.0%†
Zappallas, Inc.	24	40,724

IT Services 0.1%
Ines Corp.	16,500	122,850
NET One Systems Co., Ltd.	72	91,725

		214,575

Leisure Equipment & Products 0.2%
Fields Corp.	129	150,145
Mars Engineering Corp.	1,000	20,437
Tomy Co. Ltd.	52,800	411,667
Universal Entertainment Corp.	18,800	274,028

		856,277

Machinery 0.3%
Aichi Corp.	27,400	118,788
Hosokawa Micron Corp.	39,000	159,991
Namura Shipbuilding Co., Ltd.	33,000	171,460
Nitta Corp.	4,100	65,438
Tsugami Corp.	139,000	900,351

		1,416,028

Media 0.2%
Daiichikosho Co., Ltd.	8,900	114,817
Sky Perfect Jsat Holdings Inc	1,224	526,466
Wowow, Inc.	213	450,826

		1,092,109

Metals & Mining 0.4%
Kyoei Steel Ltd.	22,100	466,705
Mitsubishi Steel Manufacturing Co., Ltd.	115,000	282,051
Nippon Coke & Engineering Co., Ltd.	46,000	68,909
Osaka Steel Co., Ltd.	14,800	235,898
Pacific Metals Co., Ltd.	47,000	391,290
Yamato Kogyo Co., Ltd.	12,600	419,164

		1,864,017

Office Electronics 0.0%†
Brother Industries Ltd.	2,600	31,493
Toshiba TEC Corp.	42,000	166,445

		197,938

Personal Products 0.0%†
Mandom Corp.	4,000	109,093

Pharmaceuticals 0.2%
Kaken Pharmaceutical Co., Ltd.	31,000	255,695
Nippon Shinyaku Co., Ltd.	46,000	521,560

		777,255

Real Estate Management & Development 0.1%
Tokyu Livable, Inc.	40,700	371,174

Semiconductors & Semiconductor Equipment 0.1%
Sumco Corp.*	13,000	277,166

Software 0.1%
Capcom Co., Ltd.	2,800	52,967
DTS Corp.	6,300	62,599
Fuji Soft ABC, Inc.	10,900	182,464
MTI Ltd.	122	209,753
Sumisho Computer Systems Corp.	3,600	52,282

		560,065

Specialty Retail 0.1%
Alpen Co., Ltd.	3,100	49,567
Geo Corp.	566	559,779

		609,346

Textiles, Apparel & Luxury Goods 0.1%
Fujibo Holdings, Inc.	5,000	8,070
Gunze Ltd.	62,000	229,056
Sanei-International Co., Ltd.	9,700	131,806

		368,932

Trading Companies & Distributors 0.0%†
Hanwa Co., Ltd.	32,000	135,676

		20,028,909

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT Multi-Manager Small Company Fund

		Market
	Shares	Value

Common Stocks (continued)
MEXICO 0.1%
Transportation Infrastructure 0.1%
Grupo Aeroporuario del Pacifico SAB de CV ADR	12,787	$473,375

NETHERLANDS 0.7%
Capital Markets 0.2%
BinckBank NV(a)	43,714	772,160

Construction & Engineering 0.3%
Chicago Bridge & Iron Co. NV NYRS REG*	54,100	1,258,366

Electrical Equipment 0.0%†
Draka Holding*	8,394	148,048

Energy Equipment & Services 0.1%
Core Laboratories NV	2,100	274,680

Internet Software & Services 0.1%
VistaPrint NV*	8,432	482,732

Professional Services 0.0%†
USG People NV*	6,882	129,885

Software 0.0%†
Exact Holding NV(a)	4,268	113,784
Unit 4 Agresso NV*	6,245	159,526

		273,310

		3,339,181

NEW ZEALAND 0.0%†
Airlines 0.0%†
Air New Zealand Ltd.	31,530	28,425

NORWAY 0.4%
Capital Markets 0.1%
ABG Sundal Collier Holding ASA	220,904	316,165

Commercial Banks 0.1%
Sparebank 1 Nord Norge	7,158	138,330
Sparebanken Rogaland(a)	27,381	224,755

		363,085

Construction & Engineering 0.1%
Veidekke ASA	46,468	378,621

Energy Equipment & Services 0.1%
Fred Olsen Energy ASA	6,831	261,860
Petroleum Geo-Services ASA*	17,302	227,270

		489,130

Internet Software & Services 0.0%†
Opera Software ASA(a)	28,670	114,423

		1,661,424

PANAMA 0.1%
Airlines 0.1%
Copa Holdings SA, Class A	6,300	383,040

PORTUGAL 0.2%
Commercial Banks 0.0%†
Banco BPI SA, Class G REG	92,846	246,325

Food & Staples Retailing 0.1%
Jeronimo Martins SGPS SA	30,422	308,085

Paper & Forest Products 0.1%
Semapa-Sociedade de Investimento e Gestao	54,853	580,943

		1,135,353

SINGAPORE 0.4%
Computers & Peripherals 0.0%†
Creative Technology Ltd.	18,600	66,853

Construction & Engineering 0.1%
Rotary Engineering Ltd.	385,000	290,999

Distributors 0.1%
Jardine Cycle & Carriage Ltd.	21,000	440,287

Industrial Conglomerates 0.2%
Hong Leong Asia Ltd.	221,000	715,552

Machinery 0.0%†
Jaya Holdings Ltd.	278,000	132,916

Wireless Telecommunication Services 0.0%†
MobileOne Ltd.	69,000	102,581

		1,749,188

SPAIN 0.4%
Diversified Financial Services 0.1%
Corporaction Financiera Alba SA	11,939	597,722

Machinery 0.2%
Construcciones y Auxiliar de Ferrocarriles SA	1,333	784,805

Metals & Mining 0.1%
Tubos Reunidos SA	112,152	321,171

Paper & Forest Products 0.0%†
Miquel y Costas & Miquel SA	2,878	65,245

		1,768,943

SWEDEN 0.6%
Hotels, Restaurants & Leisure 0.2%
Betsson AB*	41,031	703,756

Metals & Mining 0.1%
Boliden AB	47,846	683,576

Professional Services 0.0%†
AF AB, Class B(a)	5,932	185,227

Real Estate Management & Development 0.3%
Kungsleden AB	80,562	632,808
Wihlborgs Fastigheter AB	37,175	785,532

		1,418,340

		2,990,899

SWITZERLAND 0.5%
Capital Markets 0.2%
Partners Group Holding AG REG	4,634	656,629

Commercial Banks 0.1%
Banque Cantonale Vaudoise REG	1,406	656,403

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT Multi-Manager Small Company Fund

		Market
	Shares	Value

Common Stocks (continued)
SWITZERLAND (continued)
Electronic Equipment, Instruments & Components 0.0%†
Inficon Holding AG REG	260	$34,997

Insurance 0.1%
Helvetia Holding AG	1,311	461,123

Machinery 0.0%†
Kardex AG*	114	3,786

Pharmaceuticals 0.0%†
Acino Holding AG	860	130,428

Specialty Retail 0.1%
Valora Holding AG REG	1,011	261,893

		2,205,259

UNITED KINGDOM 2.0%
Air Freight & Logistics 0.0%†
Wincanton PLC	27,129	82,975

Capital Markets 0.2%
Close Brothers Group PLC	5,088	59,844
Tullett Prebon PLC	123,032	652,168

		712,012

Commercial Services & Supplies 0.1%
Babcock International Group	32,543	297,530
Infinity Bio-Energy Ltd.*	94,500	0
Rps Group PLC	85,090	264,490

		562,020

Construction & Engineering 0.1%
Galliford Try PLC	10,007	48,549
Keller Group PLC	16,742	171,857
Severfield — Rowen PLC	14,378	42,934

		263,340

Diversified Telecommunication Services 0.1%
Colt Telecom Group SA*	88,757	171,225
Telcom Plus PLC	18,872	85,215

		256,440

Energy Equipment & Services 0.3%
Petrofac Ltd.	72,390	1,320,196

Food Products 0.1%
Dairy Crest Group PLC	89,966	506,675

Hotels, Restaurants & Leisure 0.1%
Domino’s Pizza UK & IRL PLC	62,408	320,004
Punch Taverns PLC*	25,381	30,768
Restaurant Group PLC	51,469	181,732
Sportingbet PLC	141,906	164,057

		696,561

Household Durables 0.1%
Pace PLC	84,470	245,832

Independent Power Producers & Energy Traders 0.1%
Drax Group PLC	65,729	372,999

Industrial Conglomerates 0.0%†
Tomkins PLC	25,043	89,699

Insurance 0.2%
Beazley PLC	282,663	465,170
Chesnara PLC	20,032	71,219
Lancashire Holdings Ltd.	83,215	608,524

		1,144,913

Internet & Catalog Retail 0.1%
Home Retail Group PLC	134,752	554,419

IT Services 0.1%
Computacenter PLC	66,805	311,674

Media 0.0%†
St. Ives PLC	119,505	108,675
Yell Group PLC*	117,880	73,323

		181,998

Multiline Retail 0.0%†
Debenhams PLC*	79,747	91,447

Professional Services 0.0%†
ITE Group PLC	98,561	214,328

Road & Rail 0.0%†
Go-Ahead Group PLC	4,368	92,767

Semiconductors & Semiconductor Equipment 0.1%
ARM Holdings PLC	168,714	604,739

Software 0.1%
Micro Focus International PLC	57,598	438,444

Specialty Retail 0.1%
Game Group PLC	117,994	176,234
Hmv Group PLC	86,676	111,303

		287,537

Thrifts & Mortgage Finance 0.1%
Paragon Group of Cos. PLC	126,381	259,613

		9,290,628

UNITED STATES 78.7%
Aerospace & Defense 1.3%
Aerovironment, Inc.*	31,300	817,243
Argon ST, Inc.*	9,300	247,473
BE Aerospace, Inc.*	75,913	2,311,551
DigitalGlobe, Inc.*	22,884	639,608
DynCorp International, Inc., Class A*	31,218	358,695
GenCorp, Inc.*	80,000	460,800
Innovative Solutions & Support, Inc.*	71,475	450,292
Teledyne Technologies, Inc.*	11,900	491,113

		5,776,775

Airlines 0.3%
Hawaiian Holdings, Inc.*	88,212	650,122
SkyWest, Inc.	58,063	829,140

		1,479,262

Auto Components 1.1%
ArvinMeritor, Inc.*	48,700	650,145
Drew Industries, Inc.*	108,000	2,378,160
Exide Technologies*	98,600	566,950
Gentex Corp.	15,700	304,894
Modine Manufacturing Co.*	52,500	590,100
Tenneco, Inc.*	27,415	648,365

		5,138,614

Beverages 0.1%
Boston Beer Co., Inc., Class A*	6,300	329,238

Biotechnology 0.1%
Alnylam Pharmaceuticals, Inc.*	29,744	506,243

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT Multi-Manager Small Company Fund

		Market
	Shares	Value

Common Stocks (continued)
UNITED STATES (continued)
Building Products 0.5%
Gibraltar Industries, Inc.*	154,740	$1,951,272
Universal Forest Products, Inc.	14,162	545,520

		2,496,792

Capital Markets 2.3%
Capital Southwest Corp.	2,011	182,760
Cowen Group, Inc., Class A*	87,920	497,627
E*Trade Financial Corp.*	358,183	591,002
Evercore Partners, Inc., Class A	6,965	208,950
GFI Group, Inc.	73,242	423,339
GLG Partners, Inc.*(a)	76,982	236,335
Greenhill & Co., Inc.	38,780	3,183,450
Hercules Technology Growth Capital, Inc.	69,632	737,403
Investment Technology Group, Inc.*	29,431	491,203
Riskmetrics Group, Inc.*	91,130	2,060,449
SWS Group, Inc.	29,963	345,474
TradeStation Group, Inc.*	144,476	1,012,777
Waddell & Reed Financial, Inc., Class A	16,082	579,595

		10,550,364

Chemicals 2.1%
A. Schulman, Inc.	19,200	469,824
Balchem Corp.	2,400	59,160
Intrepid Potash, Inc.*	44,430	1,347,562
Koppers Holdings, Inc.	18,000	509,760
Kraton Performance Polymers, Inc.*	35,415	632,512
LSB Industries, Inc.*	63,897	973,790
OM Group, Inc.*	19,000	643,720
PolyOne Corp.*	60,400	618,496
Rockwood Holdings, Inc.*	43,728	1,164,040
RPM International, Inc.	42,448	905,840
Valspar Corp.	71,300	2,101,924

		9,426,628

Commercial Banks 4.5%
Bancorp, Inc. (The)*	113,679	1,011,743
Bank of Hawaii Corp.	2,700	121,365
Bank of the Ozarks, Inc.	77,460	2,725,817
CapitalSource, Inc.	535,046	2,990,907
Columbia Banking System, Inc.	19,898	404,128
Danvers Bancorp, Inc.	25,839	357,353
First Citizens Bancshares, Inc., Class A	3,916	778,344
First Community Bancshares, Inc.	63,163	781,326
First Financial Bancorp	56,363	1,002,698
First Financial Bankshares, Inc.	1,400	72,170
First Horizon National Corp.*	42,708	600,046
First Midwest Bancorp, Inc.	15,845	214,700
Glacier Bancorp, Inc.	3,000	45,690
Hudson Valley Holding Corp.	10,335	250,107
Metro Bancorp, Inc.*	46,243	636,766
PacWest Bancorp	21,398	488,302
Popular, Inc.*	139,900	407,109
Seacoast Banking Corp of Florida*	48,153	82,342
Susquehanna Bancshares, Inc.	67,650	663,647
SVB Financial Group*	16,765	782,255
Trustmark Corp.	17,615	430,335
UMB Financial Corp.	13,565	550,739
Univest Corp of Pennsylvania	42,010	785,167
Westamerica Bancorp.	6,100	351,665
Whitney Holding Corp.	33,621	463,634
Wilmington Trust Corp.	31,404	520,364
Wintrust Financial Corp.	80,710	3,003,219

		20,521,938

Commercial Services & Supplies 0.9%
ATC Technology Corp.*	37,316	640,343
Clean Harbors, Inc.*	9,167	509,318
Deluxe Corp.	36,200	703,004
Healthcare Services Group, Inc.	18,300	409,737
Knoll, Inc.	6,700	75,375
Rollins, Inc.	29,050	629,804
Schawk, Inc.	29,400	533,022
Waste Connections, Inc.*	17,430	591,923

		4,092,526

Communications Equipment 2.2%
Arris Group, Inc.*	52,315	628,303
Comtech Telecommunications Corp.*	18,500	591,815
Netgear, Inc.*	24,310	634,491
Oplink Communications, Inc.*	67,707	1,255,288
Palm, Inc.*(a)	65,175	245,058
Polycom, Inc.*	46,800	1,431,144
Riverbed Technology, Inc.*	57,450	1,631,580
Tellabs, Inc.	494,215	3,741,207

		10,158,886

Computers & Peripherals 0.2%
BancTec, Inc.*(b)	36,134	180,670
Quantum Corp.*	199,600	524,948

		705,618

Construction & Engineering 0.1%
Layne Christensen Co.*	10,700	285,797
Sterling Construction Co., Inc.*	7,768	122,113

		407,910

Construction Materials 0.6%
Eagle Materials, Inc.	59,394	1,576,317
Texas Industries, Inc.	32,215	1,100,786

		2,677,103

Containers & Packaging 0.7%
AptarGroup, Inc.	24,300	956,205
Bway Holding Co.*	13,400	269,340
Pactiv Corp.*	20,900	526,262
Rock-Tenn Co., Class A	11,682	532,349
Silgan Holdings, Inc.	15,379	926,277

		3,210,433

Distributors 0.4%
LKQ Corp.*	92,112	1,869,874

Diversified Consumer Services 1.3%
American Public Education, Inc.*	30,300	1,411,980
Capella Education Co.*	19,200	1,782,528
Career Education Corp.*	23,415	740,851
Grand Canyon Education, Inc.*	23,200	606,448
Hillenbrand, Inc.	4,000	87,960
Lincoln Educational Services Corp.*	22,798	576,789
Matthews International Corp., Class A	14,800	525,400
Strayer Education, Inc.	1,291	314,384

		6,046,340

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT Multi-Manager Small Company Fund

		Market
	Shares	Value

UNITED STATES (continued)
Diversified Financial Services 0.8%
BPW Acquisition Corp.*	4,788	$59,611
MSCI, Inc., Class A*	53,091	1,916,585
NewStar Financial, Inc.*	95,100	606,738
Pico Holdings, Inc.*	33,348	1,240,212

		3,823,146

Diversified Telecommunication Services 0.2%
Cogent Communications Group, Inc.*	86,187	897,207

Electric Utilities 0.8%
Brookfield Infrastructure Partners LP	40,624	714,576
Great Plains Energy, Inc.	46,829	869,615
UIL Holdings Corp.	29,697	816,667
Unisource Energy Corp.	45,314	1,424,672

		3,825,530

Electrical Equipment 0.3%
EnerSys*	26,382	650,580
General Cable Corp.*	22,200	599,400

		1,249,980

Electronic Equipment, Instruments & Components 1.4%
Cogent, Inc.*	67,196	685,399
DTS, Inc.*	26,150	890,146
Electro Scientific Industries, Inc.*	43,100	552,111
Littelfuse, Inc.*	40,600	1,543,206
Rofin-Sinar Technologies, Inc.*	11,100	251,082
Smart Modular Technologies (WWH), Inc.*	93,738	722,720
SYNNEX Corp.*	21,400	632,584
Trimble Navigation Ltd.*	17,900	514,088
TTM Technologies, Inc.*	47,386	420,788

		6,212,124

Energy Equipment & Services 1.7%
CARBO Ceramics, Inc.	13,450	838,473
Dril-Quip, Inc.*	4,500	273,780
Lufkin Industries, Inc.	2,700	213,705
Natural Gas Services Group, Inc.*	69,700	1,106,139
Oceaneering International, Inc.*	10,900	692,041
Pioneer Drilling Co.*	65,930	464,147
Superior Well Services, Inc.*	31,842	426,046
TETRA Technologies, Inc.*	57,600	703,872
Tidewater, Inc.	65,945	3,117,220

		7,835,423

Food & Staples Retailing 0.6%
Ruddick Corp.	40,398	1,278,193
Spartan Stores, Inc.	42,197	608,481
Weis Markets, Inc.	18,382	668,369
		2,555,043
Food Products 0.8%
Chiquita Brands International, Inc.*	28,248	444,341
Darling International, Inc.*	31,900	285,824
Flowers Foods, Inc.	6,900	170,706
J&J Snack Foods Corp.	5,483	238,346
Lancaster Colony Corp.	1,800	106,128
Smithfield Foods, Inc.*	119,810	2,484,859

		3,730,204

Gas Utilities 0.8%
Energen Corp.	22,298	1,037,526
New Jersey Resources Corp.	12,150	456,354
Northwest Natural Gas Co.	2,000	93,200
South Jersey Industries, Inc.	12,000	503,880
Southwest Gas Corp.	51,847	1,551,262

		3,642,222

Health Care Equipment & Supplies 2.8%
Abaxis, Inc.*	27,000	734,130
ABIOMED, Inc.*	65,050	671,967
American Medical Systems Holdings, Inc.*	34,000	631,720
Cutera, Inc.*	61,040	632,985
Gen-Probe, Inc.*	25,203	1,260,150
Haemonetics Corp.*	14,900	851,535
Hill-Rom Holdings, Inc.	42,200	1,148,262
IDEXX Laboratories, Inc.*	4,504	259,205
Immucor, Inc.*	19,900	445,561
Inverness Medical Innovations, Inc.*	18,570	723,301
Meridian Bioscience, Inc.	17,000	346,290
NuVasive, Inc.*	33,100	1,496,120
Palomar Medical Technologies, Inc.*	50,021	543,228
Sirona Dental Systems, Inc.*	12,400	471,572
SurModics, Inc.*	8,400	175,896
Teleflex, Inc.	10,840	694,519
Volcano Corp.*	49,800	1,203,168
West Pharmaceutical Services, Inc.	2,400	100,680
Wright Medical Group, Inc.*	20,100	357,177

		12,747,466

Health Care Providers & Services 2.5%
Addus HomeCare Corp.*	31,657	191,208
Amedisys, Inc.*	10,040	554,409
Amsurg Corp.*	14,334	309,471
Health Management Associates, Inc., Class A*	92,660	796,876
Healthways, Inc.*	44,300	711,901
HMS Holdings Corp.*	17,050	869,380
Landauer, Inc.	4,900	319,578
LHC Group, Inc.*	56,140	1,882,374
Lincare Holdings, Inc.*	19,098	857,118
MWI Veterinary Supply, Inc.*	19,300	779,720
Owens & Minor, Inc.	12,465	578,251
Providence Service Corp. (The)*	17,463	265,263
Sun Healthcare Group, Inc.*	187,800	1,791,612
VCA Antech, Inc.*	55,101	1,544,481

		11,451,642

Health Care Technology 1.4%
Allscripts-Misys Healthcare Solutions, Inc.*	85,000	1,662,600
athenahealth, Inc.*	86,670	3,168,655
Omnicell, Inc.*	72,600	1,018,578
Quality Systems, Inc.	2,800	172,032
Vital Images, Inc.*	33,400	540,078

		6,561,943

Hotels, Restaurants & Leisure 3.7%
Ambassadors Group, Inc.	44,537	492,134
Bally Technologies, Inc.*	12,382	501,966
BJ’s Restaurants, Inc.*	45,454	1,059,078
CEC Entertainment, Inc.*	15,900	605,631
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT Multi-Manager Small Company Fund

		Market
	Shares	Value

Common Stocks (continued)
UNITED STATES (continued)
Hotels, Restaurants & Leisure (continued)
Domino’s Pizza, Inc.*	61,926	$844,671
Gaylord Entertainment Co.*	73,935	2,165,556
Lakes Entertainment, Inc.*	71,676	164,855
P.F. Chang’s China Bistro, Inc.*	85,728	3,783,177
Penn National Gaming, Inc.*	70,030	1,946,834
Scientific Games Corp., Class A*	88,800	1,250,304
Vail Resorts, Inc.*	68,172	2,733,015
WMS Industries, Inc.*	28,400	1,191,096

		16,738,317

Household Durables 0.7%
American Greetings Corp., Class A	21,200	441,808
Ethan Allen Interiors, Inc.	70,000	1,444,100
iRobot Corp.*	30,664	464,866
M/I Homes, Inc.*	37,025	542,416
Newell Rubbermaid, Inc.	35,264	536,013

		3,429,203

Household Products 0.1%
Church & Dwight Co., Inc.	10,100	676,195

Industrial Conglomerates 0.1%
Raven Industries, Inc.	10,937	322,532

Information Technology Services 1.5%
Alliance Data Systems Corp.*(a)	27,232	1,742,576
CACI International, Inc., Class A*	10,549	515,319
CSG Systems International, Inc.*	39,381	825,426
Forrester Research, Inc.*	53,565	1,610,699
infoGROUP, Inc.*	82,614	644,389
Information Services Group, Inc.*	103,526	353,024
Mantech International Corp., Class A*	11,900	581,077
NCI, Inc., Class A*	13,400	405,082

		6,677,592

Insurance 2.2%
American Equity Investment Life Holding Co.	53,167	566,228
AMERISAFE, Inc.*	92,110	1,507,841
Employers Holdings, Inc.	39,195	582,046
Hanover Insurance Group, Inc. (The)	92,161	4,019,141
Harleysville Group, Inc.	14,800	499,648
HCC Insurance Holdings, Inc.	21,998	607,145
Infinity Property & Casualty Corp.	17,682	803,470
Primerica, Inc.*	912	13,680
Reinsurance Group of America, Inc.	12,165	638,906
RLI Corp.	8,400	478,968
Safety Insurance Group, Inc.	13,100	493,477
Zenith National Insurance Corp.	600	22,992

		10,233,542

Internet 0.2%
Ning, Inc.*(c)	63,095	555,867
Twitter, Inc.*(c)	21,064	336,651

		892,518

Internet & Catalog Retail 1.0%
Blue Nile, Inc.*	46,856	2,578,017
NutriSystem, Inc.(a)	88,258	1,571,875
PetMed Express, Inc.	10,900	241,653

		4,391,545

Internet Software & Services 2.4%
Archipelago Learning, Inc.*	45,350	661,203
comScore, Inc.*	23,348	389,678
Constant Contact, Inc.*	74,200	1,722,924
DealerTrack Holdings, Inc.*	70,800	1,209,264
EarthLink, Inc.	84,327	720,153
GSI Commerce, Inc.*	44,727	1,237,596
InfoSpace, Inc.*	70,878	783,202
Market Leader, Inc.*	46,645	93,290
OpenTable, Inc.*	45,245	1,725,192
Stamps.com, Inc.*	41,064	414,746
United Online, Inc.	126,977	949,788
Vocus, Inc.*	35,450	604,423
Web.com Group, Inc.*	107,054	583,444

		11,094,903

Leisure Equipment & Products 0.1%
Polaris Industries, Inc.	2,700	138,132
RC2 Corp.*	22,465	336,301

		474,433

Life Sciences Tools & Services 0.8%
Charles River Laboratories International, Inc.*	7,000	275,170
Dionex Corp.*	10,400	777,712
Techne Corp.	40,929	2,606,768

		3,659,650

Machinery 4.8%
Astec Industries, Inc.*	9,900	286,704
Badger Meter, Inc.	17,000	654,670
Bucyrus International, Inc.	28,400	1,874,116
Cascade Corp.	15,100	486,371
Chart Industries, Inc.*	19,600	392,000
Clarcor, Inc.	26,600	917,434
Dynamic Materials Corp.	67,947	1,061,332
EnPro Industries, Inc.*	15,982	464,757
FreightCar America, Inc.	96,070	2,321,051
Graco, Inc.	8,400	268,800
Harsco Corp.	41,470	1,324,552
Kennametal, Inc.	78,736	2,214,056
Lincoln Electric Holdings, Inc.	2,100	114,093
Lindsay Corp.	6,300	260,883
Middleby Corp.*	11,965	689,064
Mueller Industries, Inc.	31,748	850,529
Nordson Corp.	10,541	715,945
Robbins & Myers, Inc.	14,200	338,244
Terex Corp.*	87,237	1,981,152
Titan International, Inc.	58,563	511,255
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT Multi-Manager Small Company Fund

		Market
	Shares	Value

Common Stocks (continued)
UNITED STATES (continued)
Machinery (continued)
Toro Co.	5,611	$275,893
Valmont Industries, Inc.	5,300	438,999
Wabtec Corp.	83,590	3,520,811

		21,962,711

Media 0.5%
CKX, Inc.*	48,738	298,764
Interactive Data Corp.	29,961	958,752
Morningstar, Inc.*	22,002	1,058,076

		2,315,592

Medical Labs & Testing 0.1%
Pacific Biosciences of California Inc.*(c)	51,877	363,139

Metals & Mining 1.3%
AK Steel Holding Corp.	50,800	1,161,288
Allegheny Technologies, Inc.	16,210	875,178
Compass Minerals International, Inc.	42,000	3,369,660
Horsehead Holding Corp.*	65,030	769,955

		6,176,081

Multi-Utilities 0.4%
Avista Corp.	52,447	1,086,178
CMS Energy Corp.	56,470	873,026

		1,959,204

Office Electronics 0.1%
Zebra Technologies Corp., Class A*	15,947	472,031

Oil, Gas & Consumable Fuels 3.4%
Approach Resources, Inc.*	120,393	1,093,168
Arena Resources, Inc.*	32,700	1,092,180
Atlas Energy, Inc.*	41,481	1,290,889
Berry Petroleum Co., Class A	68,390	1,925,862
Bill Barrett Corp.*	42,400	1,302,104
Brigham Exploration Co.*	67,000	1,068,650
Carrizo Oil & Gas, Inc.*	48,629	1,116,036
Comstock Resources, Inc.*	5,600	178,080
Concho Resources, Inc.*	11,600	584,176
Contango Oil & Gas Co.*	12,208	624,439
GMX Resources, Inc.*	47,909	393,812
James River Coal Co.*	27,015	429,539
Penn Virginia Corp.	15,682	384,209
PetroQuest Energy, Inc.*	30,768	154,763
Resolute Energy Corp.*	5,900	71,449
Rex Energy Corp.*	35,070	399,447
Rosetta Resources, Inc.*	36,800	866,640
St. Mary Land & Exploration Co.	22,115	769,823
Whiting Petroleum Corp.*	22,390	1,810,008

		15,555,274

Paper & Forest Products 0.3%
Buckeye Technologies, Inc.*	49,000	640,920
Louisiana-Pacific Corp.*	102,523	927,833

		1,568,753

Personal Products 0.5%
Alberto-Culver Co.	78,800	2,060,620
NBTY, Inc.*	9,549	458,161

		2,518,781

Pharmaceuticals 0.9%
Ironwood Pharmaceuticals*(c)	93,487	1,167,653
Par Pharmaceutical Cos., Inc.*	9,098	225,630
Questcor Pharmaceuticals, Inc.*	84,400	694,612
ViroPharma, Inc.*	147,579	2,011,502

		4,099,397

Professional Services 1.6%
Advisory Board Co. (The)*	48,710	1,534,365
Corporate Executive Board Co. (The)	16,295	433,284
CoStar Group, Inc.*	65,534	2,720,972
Exponent, Inc.*	29,300	835,636
School Specialty, Inc.*	22,221	504,639
Towers Watson & Co., Class A	24,230	1,150,925

		7,179,821

Real Estate Investment Trusts (REITs) 2.4%
Chimera Investment Corp.	212,689	827,360
Colony Financial, Inc.	28,261	565,220
DCT Industrial Trust, Inc.	89,212	466,579
Digital Realty Trust, Inc.	5,732	310,674
Douglas Emmett, Inc.	19,398	298,147
Essex Property Trust, Inc.	4,632	416,648
Glimcher Realty Trust	99,926	506,625
Government Properties Income Trust	23,800	619,038
Healthcare Realty Trust, Inc.	52,330	1,218,766
LaSalle Hotel Properties	19,798	461,294
Macerich Co. (The)	57,301	2,195,201
MFA Financial, Inc.	50,217	369,597
National Health Investors, Inc.	23,915	926,945
National Retail Properties, Inc.	9,449	215,721
Pebblebrook Hotel Trust*	13,400	281,802
Retail Opportunity Investments Corp.*	53,547	541,896
Tanger Factory Outlet Centers	6,432	277,605
Taubman Centers, Inc.	10,049	401,156
Winthrop Realty Trust	22,152	266,710

		11,166,984

Real Estate Management & Development 0.6%
Consolidated-Tomoka Land Co.	5,755	181,340
Jones Lang LaSalle, Inc.	36,250	2,642,263

		2,823,603

Road & Rail 1.7%
Con-way, Inc.	32,400	1,137,888
J.B. Hunt Transport Services, Inc.	55,600	1,994,928
Kansas City Southern*	98,300	3,555,511
Knight Transportation, Inc.	31,300	660,117
RailAmerica, Inc.*	25,381	299,496

		7,647,940

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT Multi-Manager Small Company Fund

		Market
	Shares	Value

Common Stocks (continued)
UNITED STATES (continued)
Semiconductors & Semiconductor Equipment 1.6%
Atmel Corp.*	179,840	$904,595
Cirrus Logic, Inc.*	81,145	680,807
Cymer, Inc.*	20,398	760,845
Teradyne, Inc.*	222,000	2,479,740
Tessera Technologies, Inc.*	73,896	1,498,611
Ultra Clean Holdings, Inc.*	99,094	844,281

		7,168,879

Software 4.2%
Blackbaud, Inc.	87,950	2,215,460
Blackboard, Inc.*	43,221	1,800,587
CommVault Systems, Inc.*	57,800	1,234,030
Concur Technologies, Inc.*	52,018	2,133,258
EPIQ Systems, Inc.*	63,480	789,056
FactSet Research Systems, Inc.	18,600	1,364,682
Jack Henry & Associates, Inc.	6,900	166,014
MICROS Systems, Inc.*	111,043	3,651,094
NetSuite, Inc.*	18,188	264,454
Rosetta Stone, Inc.*	27,533	654,735
Smith Micro Software, Inc.*	68,100	602,004
SolarWinds, Inc.*	45,000	974,700
Solera Holdings, Inc.	84,940	3,282,931

		19,133,005

Specialty Retail 3.2%
Aaron’s, Inc.	24,500	816,830
Citi Trends, Inc.*	37,514	1,216,954
Dress Barn, Inc.*	29,281	765,991
Haverty Furniture Cos., Inc.	14,100	230,112
Hibbett Sports, Inc.*	14,200	363,236
Jos. A. Bank Clothiers, Inc.*	18,382	1,004,576
Lithia Motors, Inc., Class A*	49,500	316,800
Monro Muffler Brake, Inc.	52,900	1,891,704
OfficeMax, Inc.*	44,763	735,008
O’Reilly Automotive, Inc.*	47,430	1,978,305
Pier 1 Imports, Inc.*	79,200	504,504
Stage Stores, Inc.	41,897	644,795
Talbots, Inc.*	59,251	767,893
Tractor Supply Co.	40,260	2,337,093
Zumiez, Inc.*	46,852	959,998

		14,533,799

Textiles, Apparel & Luxury Goods 1.3%
Carter’s, Inc.*	20,698	624,045
Iconix Brand Group, Inc.*	48,097	738,770
Kenneth Cole Productions, Inc., Class A*	40,549	519,433
Phillips-Van Heusen Corp.	66,242	3,799,641
Steven Madden Ltd.*	10,418	508,398

		6,190,287

Thrifts & Mortgage Finance 1.9%
Brookline Bancorp, Inc.	29,700	316,008
Dime Community Bancshares	22,750	287,332
ESSA Bancorp, Inc.	48,015	602,108
MGIC Investment Corp.*	45,914	503,677
Ocwen Financial Corp.*	203,430	2,256,039
United Financial Bancorp, Inc.	31,564	441,265
Washington Federal, Inc.	124,835	2,536,647
Westfield Financial, Inc.	201,670	1,853,347

		8,796,423

Trading Companies & Distributors 1.6%
Aceto Corp.	154,165	931,157
Applied Industrial Technologies, Inc.	20,098	499,435
Beacon Roofing Supply, Inc.*	130,470	2,495,891
DXP Enterprises, Inc.*	32,948	420,746
H&E Equipment Services, Inc.*	46,814	504,655
Rush Enterprises, Inc., Class A*	138,200	1,825,622
WESCO International, Inc.*	20,798	721,898

		7,399,404

Transportation Infrastructure 0.1%
Better Place LLC(c)	108,194	324,582

Water Utilities 0.1%
American States Water Co.	12,700	440,690

Wireless Telecommunication Services 0.5%
NTELOS Holdings Corp.	40,081	713,041
Shenandoah Telecommunications Co.	80,900	1,520,920

		2,233,961

		360,547,245

VIRGIN ISLANDS, BRITISH 0.4%
Air Freight & Logistics 0.4%
UTI Worldwide, Inc.	112,790	1,727,943

Total Common Stocks (cost $379,302,344)		442,886,676

Preferred Stocks 0.2%

GERMANY 0.1%
Biotechnology 0.0%†
Biotest AG (Preference)	4,022	200,813

Media 0.1%
ProSiebenSat.1 Media AG	21,910	369,519

UNITED STATES 0.1%
0.1%
Xoom Corporation*(c)	96,245	275,486

Total Preferred Stocks (cost $623,170)		845,818

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT Multi-Manager Small Company Fund

		Market
	Shares	Value

Exchange Traded Funds 0.8%

Multi-Utilities 0.0%†
Hastings Diversified Utilities Fund	2,264	$2,471

Mutual Funds 0.6%
iShares Russell 2000 Growth Index Fund	38,600	2,827,064

Transportation Infrastructure 0.2%
Australian Infrastructure Fund(a)	345,919	627,499

Total Exchange Traded Funds (cost $3,479,425)		3,457,034

Mutual Funds 2.4%

Investment Company Fund 0.1%
Macquarie International Infrastructure Fund Ltd.	342,000	128,263

Money Market Fund 2.3%
Invesco AIM Liquid Assets Portfolio, 0.11% (d)	10,688,121	10,688,121

Total Mutual Funds (cost $10,938,893)		10,816,384

	Principal	Market
	Amount	Value

Repurchase Agreements 1.0%
Morgan Stanley, 0.02%, dated 03/31/10, due 04/01/10, repurchase price $4,739,739, collateralized by U.S. Government Agency Mortgages 4.50% - 6.00%, maturing 01/01/19 - 03/01/40, total market value of $4,835,028. (e)	$4,739,736	4,739,736

Total Repurchase Agreements (cost $4,739,736)		4,739,736

Total Investments (cost $399,083,568) (f) — 101.0%		462,745,648

Liabilities in excess of other assets — (1.0)%		(4,526,304)

NET ASSETS — 100.0%		$458,219,344

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at March 31, 2010. The total value of securities on loan at March 31, 2010 was $4,586,012.

(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at March 31, 2010 was $180,670 which represents 0.04% of net assets.

(c)	Fair Valued Security.

(d)	Represents 7-day effective yield as of March 31, 2010.

(e)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2010, was $4,739,736.

(f)	At March 31, 2010, the tax basis cost of the Fund’s investments was $405,822,394, tax unrealized appreciation and depreciation were $82,465,748 and $(25,542,494), respectively.

†	Amount rounds to less than 0.1%.

AB	Stock Company

ADR	American Depositary Receipt

AG	Stock Corporation

AS	Stock Corporation

ASA	Stock Corporation

KK	Joint Stock Company

LLC	Limited Liability Company

LP	Limited Partnership

Ltd.	Limited

NV	Public Traded Company

NYRS	New York Registry Shares

OYJ	Public Traded Company

PLC	Public Limited Company

REG	Registered Shares

REIT	Real Estate Investment Trust

RSP	Savings Shares

SA	Stock Company

SAB de CV	Public Traded Company

SCA	Limited partnership with share capital

SGPS	Holding Enterprise

SpA	Limited Share Company

UK	United Kingdom
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments
March 31, 2010 (Unaudited)
NVIT Multi-Manager Small Company Fund
At March 31, 2010, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows :

		Currency			Unrealized
		Received/	Contract	Market	Appreciation/
Currency	Delivery Date	(Delivered)	Value	Value	(Depreciation)

Short Contracts:
Australian Dollar	4/07/10	(2,366)	$(2,166)	$(2,170)	$(4)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT Multi-Manager Small Company Fund
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:

Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2010:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$375,921,713	$64,217,071	$2,747,892	$442,886,676
Exchange Traded Funds	2,827,064	629,970	—	3,457,034
Mutual Funds	10,688,121	128,263	—	10,816,384
Preferred Stocks	—	570,332	275,486	845,818
Repurchase Agreements	—	4,739,736	—	4,739,736

Total Assets	389,436,898	70,285,372	3,023,378	462,745,648

Liabilities:
Forward Currency Contracts	—	(4)	—	(4)

Total Liabilities	—	(4)	—	(4)

Total	$389,436,898	$70,285,368	$3,023,378	$462,745,644

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Preferred Stocks	Total

Balance as of 12/31/09	$3,312,371	$—	$3,312,371
Accrued Accretion/(Amortization)	—	—	—
Change in Unrealized Appreciation/(Depreciation)	(889,061)	—	(889,061)
Realized gains/(losses)	—	—	—
Net Purchases/(Sales)	324,582	275,486	600,068
Transfers In/(Out) of Level 3	—	—	—

Balance as of 03/31/10	$2,747,892	$275,486	$3,023,378

Amounts designated as “-”, which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT Multi-Manager Small Company Fund
The Fund is subject to the provisions of FASB ASC 815, “Derivatives and Hedging” (formerly known as SFAS 161). The standard requires enhanced disclosure about an entity’s derivative and hedging activities.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2010. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts.
Forward Foreign Currency Contracts
The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective. The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. A forward foreign currency contract is adjusted daily by the exchange rate of the underlying currency, and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement rate. When the Fund enters into a forward foreign currency contract, it is exposed to risks from unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contract may be unable to meet their obligations under the contracts.
Fair Values of Derivative Instruments as of March 31, 2010

Derivatives not accounted for as hedging instruments under ASC 815

Fair Value

Liabilities:
Foreign currency contracts	$(4)

Total	$(4)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

15

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT Money Market Fund

	Principal	Market
	Amount	Value

Certificates of Deposit 14.7%
Banking 14.7%
Banco Bilbao Vizcaya Argentaria SA, 0.26%, 04/12/10	$10,500,000	$10,500,016
Bank of Montreal, 0.23%, 12/06/10	8,000,000	8,000,000
Bank of Tokyo — Mitsubishi UFJ Ltd., 0.23%, 05/25/10	99,000,000	99,000,000
Bank of Tokyo — Mitsubishi UFJ Ltd.- New York, 0.28%, 06/23/10	15,000,000	15,000,000
Barclays Bank PLC, 0.49%, 01/21/11	35,000,000	35,000,000
Calyon New York
0.21%, 05/03/10	50,000,000	50,000,000
0.21%, 05/10/10	50,000,000	50,000,000
Credit Agricole Corporate and Investment Bank — New York, 0.34%, 08/20/10	8,000,000	8,000,000
Societe Generale — New York, 0.26%, 07/30/10	60,000,000	60,000,000
Toronto Dominion Bank — New York, 0.23%, 12/09/10	2,000,000	2,000,000

Total Certificates of Deposit (cost $337,500,016)		337,500,016

Commercial Paper 59.9%
Banking 7.9%
Australia & New Zealand Banking Group Ltd., 0.27%, 01/28/11	6,200,000	6,200,000
Barclays US Funding Corp., 0.20%, 05/12/10	14,000,000	13,996,811
Citigroup Funding, Inc.
0.21%, 04/07/10	50,000,000	49,998,250
0.21%, 04/15/10	14,000,000	13,998,856
Danske Corp., 0.20%, 05/03/10(a)(b)	25,933,000	25,928,390
Grampian Funding LLC, 0.24%, 04/14/10(a)(b)	20,515,000	20,513,222
Societe Generale North America, Inc.
0.21%, 04/30/10	11,800,000	11,798,004
0.21%, 05/17/10	20,000,000	19,994,633
0.27%, 07/07/10	12,000,000	11,991,270
Ticonderoga Funding LLC, 0.28%, 06/25/10(a)(b)	6,500,000	6,495,703

		180,915,139

Consumer Products 4.0%
Coca-Cola Co. (The)
0.22%, 05/11/10(a)(b)	10,000,000	9,997,556
0.18%, 05/13/10(a)(b)	35,000,000	34,992,650
0.16%, 05/14/10(a)(b)	25,000,000	24,995,222
0.22%, 06/07/10(a)(b)	21,900,000	21,891,033

		91,876,461

Diversified 0.8%
General Electric Co., 0.05%, 04/01/10	17,870,000	17,870,000

Finance-Automotive 9.0%
FCAR Owner Trust
0.60%, 07/09/10	75,000,000	74,876,250
0.57%, 07/16/10	21,000,000	20,964,755
Toyota Motor Credit Corp.
0.33%, 06/02/10	100,000,000	99,943,167
0.35%, 06/21/10	10,000,000	9,992,125

		205,776,297

Finance-Commercial 16.9%
Atlantic Asset Securitization LLC
0.18%, 04/05/10(a)(b)	10,000,000	9,999,800
0.19%, 04/09/10(a)(b)	25,200,000	25,198,936
0.18%, 04/12/10(a)(b)	2,430,000	2,429,866
0.18%, 05/05/10(a)(b)	73,000,000	72,987,590
Edison Asset Securitization LLC
0.18%, 04/19/10(a)(b)	35,300,000	35,296,823
0.19%, 04/21/10(a)(b)	10,015,000	10,013,943
0.19%, 04/27/10(a)(b)	2,007,000	2,006,725
0.19%, 05/10/10(a)(b)	12,200,000	12,197,489
0.21%, 06/09/10(a)(b)	15,000,000	14,993,962
Enterprise Funding Co. LLC
0.18%, 04/20/10(a)(b)	9,000,000	8,999,145
0.21%, 05/24/10(a)(b)	29,900,000	29,890,756
0.21%, 05/26/10(a)(b)	15,000,000	14,995,187
Fairway Finance LLC
0.19%, 04/06/10(a)(b)	21,106,000	21,105,459
0.18%, 04/15/10(a)(b)	26,097,000	26,095,173
0.18%, 04/22/10(a)(b)	10,018,000	10,016,948
0.20%, 05/19/10(a)(b)	20,914,000	20,908,423
0.24%, 06/14/10(a)(b)	3,000,000	2,998,520
Starbird Funding Corp.
0.20%, 04/19/10(a)(b)	16,223,000	16,221,378
0.20%, 04/20/10(a)(b)	2,970,000	2,969,686
0.18%, 05/03/10(a)(b)	50,000,000	49,992,000

		389,317,809

Finance-Retail 18.8%
Barton Capital Corp.
0.18%, 04/07/10(a)(b)	15,018,000	15,017,550
0.18%, 05/03/10(a)(b)	24,800,000	24,796,032
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT Money Market Fund

	Principal	Market
	Amount	Value

Commercial Paper (continued)
Finance-Retail (continued)
Chariot Funding LLC
0.16%, 04/06/10(a)(b)	$500,000	$499,989
0.17%, 04/15/10(a)(b)	16,000,000	15,998,942
0.17%, 04/19/10(a)(b)	27,400,000	27,397,671
0.23%, 06/15/10(a)(b)	20,000,000	19,990,417
0.25%, 06/18/10(a)(b)	50,876,000	50,848,442
Falcon Asset Securitization Co. LLC
0.18%, 05/13/10(a)(b)	33,680,000	33,672,927
0.23%, 06/17/10(a)(b)	1,342,000	1,341,340
0.20%, 06/18/10(a)(b)	10,500,000	10,495,450
0.21%, 06/25/10(a)(b)	15,000,000	14,992,563
Jupiter Securitization Co. LLC
0.18%, 04/07/10(a)(b)	11,908,000	11,907,643
0.18%, 05/03/10(a)(b)	29,740,000	29,735,241
Salisbury Receivables Co. LLC
0.20%, 04/07/10(a)(b)	50,000,000	49,998,333
0.17%, 04/08/10(a)(b)	8,949,000	8,948,704
0.19%, 04/19/10(a)(b)	4,585,000	4,584,565
0.21%, 05/10/10(a)(b)	10,580,000	10,577,593
0.20%, 05/19/10(a)(b)	24,600,000	24,593,440
Sheffield Receivables Corp.
0.21%, 05/05/10(a)(b)	13,000,000	12,997,422
0.19%, 05/11/10(a)(b)	30,000,000	29,993,666
Yorktown Capital LLC, 0.19%, 05/10/10(a)(b)	33,892,000	33,885,024

		432,272,954

Government Agency 2.5%
Straight-A Funding LLC
0.19%, 05/12/10(a)(b)	18,248,000	18,244,051
0.21%, 06/01/10(a)(b)	38,355,000	38,341,689

		56,585,740

Total Commercial Paper (cost $1,374,614,400)		1,374,614,400

Corporate Bonds 1.5%
Finance-Commercial 0.8%
General Electric Capital Corp.
0.31%, 05/10/10(c)	7,000,000	6,978,020
4.25%, 09/13/10	1,400,000	1,420,769
0.31%, 10/06/10(c)	5,414,000	5,408,009
5.00%, 12/01/10	3,200,000	3,296,933

		17,103,731

Pharmaceuticals and Health Care 0.6%
Roche Holdings, Inc., 2.25%, 02/25/11(b)(c)	14,400,000	14,663,405

Retail 0.1%
Wal-Mart Stores, Inc., 4.13%, 02/15/11	2,000,000	2,064,049

Total Corporate Bonds (cost $33,831,185)		33,831,185

U.S. Government Sponsored & Agency Obligations 15.1%
Government Agency Securities 15.1%
Federal Home Loan Banks
0.32%, 07/09/10(c)	110,000,000	110,000,000
0.55%, 08/04/10	32,000,000	31,992,634
0.50%, 10/27/10	20,000,000	20,000,000
0.40%, 12/27/10	50,000,000	50,000,000
0.50%, 03/14/11	10,000,000	10,000,000
0.60%, 04/18/11	20,000,000	20,000,000
0.15%, 07/20/11(c)	50,000,000	49,980,193
Federal Home Loan Mortgage Corp., 0.21%, 06/21/10(d)	50,000,000	49,976,375
Federal National Mortgage Association, 0.14%, 08/11/11(c)	3,600,000	3,597,044

Total U.S. Government Sponsored & Agency Obligations (cost $345,546,246)		345,546,246

Sovereign Bond 0.3%
SUPRANATIONAL 0.3%
World Bank Discount Notes, 0.16%, 05/07/10	7,326,000	7,324,828

Total Sovereign Bond (cost $7,324,828)		7,324,828

		Market
	Shares	Value

Mutual Funds 8.6%
Asset Management 8.6%
Federated Prime Cash Obligations Fund, Institutional Shares, 0.11% (e)	122,037,919	$122,037,919
Federated Prime Obligations Fund, Institutional Shares, 0.11% (e)	76,171,658	76,171,658

Total Mutual Funds (cost $198,209,577)		198,209,577

Total Investments (cost $2,297,026,252) (f) — 100.1%		2,297,026,252

Liabilities in excess of other assets — (0.1)%		(2,063,652)

NET ASSETS — 100.0%		$2,294,962,600

(a)	Restricted security.

(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at March 31, 2010 was $1,037,653,684 which represents 45.21% of net assets.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT Money Market Fund

(c)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2010. The maturity date represents the actual maturity date.

(d)	The rate reflected in the statement of investments is the discount rate at the time of purchase.

(e)	Represents 7-day effective yield as of March 31, 2010.

(f)	At March 31, 2010, the tax basis cost of the Fund’s investments was $2,297,026,252.

LLC	Limited Liability Company

Ltd.	Limited

PLC	Public Limited Company

SA	Stock Company
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT Money Market Fund
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:
Level 1: Quoted prices in active markets for identical assets.
Level 2: Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).
Level 3: Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2010:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Certificates of Deposit	$—	$337,500,016	$—	$337,500,016
Commercial Paper	—	1,374,614,400	—	1,374,614,400
Corporate Bonds	—	33,831,185	—	33,831,185
Mutual Funds	198,209,577	—	—	198,209,577
Sovereign Bond	—	7,324,828	—	7,324,828
U.S. Government Sponsored & Agency Obligations	—	345,546,246	—	345,546,246

Total	$198,209,577	$2,098,816,675	$—	$2,297,026,252

Amounts designated as “-” are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments
March 31, 2010 (Unaudited)
NVIT Multi Sector Bond Fund

		Market
	Shares	Value

Common Stocks 0.0%
Diversified Telecommunication Services 0.0%†
XO Holdings, Inc. *	248	$186

Media 0.0%†
Charter Communications, Inc., Class A *	1,118	38,571
Dex One Corp. *	832	23,229
SuperMedia, Inc. *	651	26,626

		88,426

Total Common Stocks (cost $985,119)		88,612

	Principal	Market
	Amount	Value

Asset-Backed Securities 6.3%
Automobile Asset-Backed Securities 1.7%
Ally Master Owner Trust, Series 2010-1, Class A, 1.98%, 01/15/15(a)(b)	$660,000	663,320
AmeriCredit Automobile Receivables Trust, Series 2009-1, Class A2, 2.26%, 05/15/12	310,000	312,178
Ford Credit Floorplan Master Owner Trust Series 2010-1, Class A, 1.88%, 12/15/14(a)(b)	255,000	256,163
Series 2010-3, Class A2, 1.93%, 02/15/17(a)(b)	385,000	387,733
Harley-Davidson Motorcycle Trust, Series 2009-2, Class A3, 2.62%, 03/15/14	395,000	403,169
Honda Auto Receivables Owner Trust, Series 2009-2, Class A3, 2.79%, 01/15/13	185,000	189,214
Nissan Auto Receivables Owner Trust, Series 2009-A, Class A3, 3.20%, 02/15/13	125,000	128,566
Nissan Master Owner Trust Receivables, Series 2010-AA, Class A, 1.38%, 01/15/15(a)(b)	655,000	656,817
World Omni Auto Receivables Trust, Series 2009-A, Class A3, 3.33%, 05/15/13	235,000	241,268

		3,238,428

Credit Card Asset-Backed Securities 3.4%
American Express Credit Account Master Trust, Series 2009-2, Class A, 1.48%, 03/15/17(a)	135,000	140,199
Capital One Multi-Asset Execution Trust Series 2005-A6, Class A6, 0.30%, 07/15/15(a)	335,000	330,744
Series 2006-A11, Class A11, 0.32%, 06/17/19(a)	175,000	168,639
Series 2006-B1, Class B1, 0.51%, 01/15/19(a)	325,000	300,667
Series 2006-C1, Class C, 0.52%, 03/17/14(a)	275,000	269,051
Series 2006-C2, Class C, 0.53%, 06/16/14(a)	225,000	219,030
Series 2007-A4, Class A4, 0.26%, 03/16/15(a)	380,000	376,543
Series 2008-A5, Class A5, 4.85%, 02/18/14	185,000	192,474
Chase Issuance Trust, Series 2009-A2, Class A2, 1.78%, 04/15/14(a)	325,000	333,378
Discover Card Master Trust Series 2008-A3, Class A3, 5.10%, 10/15/13	470,000	490,248
Series 2008-A4, Class A4, 5.65%, 12/15/15	290,000	318,486
Series 2009-A2, Class A, 1.53%, 02/17/15(a)	200,000	203,555
Series 2010-A1, Class A1, 0.88%, 09/15/15(a)	230,000	230,424
Discover Card Master Trust I Series 1996-4, Class B, 0.78%, 10/16/13(a)	425,000	422,104
Series 2005-4, Class A2, 0.32%, 06/16/15(a)	400,000	394,736
Series 2006-2, Class A3, 0.31%, 01/19/16(a)	460,000	451,662
Series 2006-3, Class A1, 0.26%, 03/15/14(a)	630,000	626,138
Series 2007-3, Class A2, 0.28%, 10/16/14(a)	270,000	267,266
Providian Master Note Trust, Series 2006-C1A, Class A, 0.78%, 03/15/15(a)(b)	510,000	505,668
Washington Mutual Master Note Trust, Series 2006-C2A, Class C2, 0.73%, 08/15/15(a)(b)	235,000	231,803

		6,472,815

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT Multi Sector Bond Fund

	Principal	Market
	Amount	Value

Asset-Backed Securities (continued)
Home Equity Asset-Backed Securities 0.5%
Carrington Mortgage Loan Trust, Series 2006-NC5, Class A1, 0.30%, 01/25/37(a)	$146,684	$140,173
Countrywide Asset-Backed Certificates, Series 2006-S6, Class A2, 5.52%, 03/25/34(a)	129,918	93,506
Credit-Based Asset Servicing and Securitization LLC, Series 2002-CB2, Class A2, 1.35%, 04/25/32(a)	498,701	389,538
GMAC Mortgage Corp. Loan Trust, Series 2007-HE2, Class A2, 6.05%, 12/25/37(a)	82,469	43,476
Provident Bank Home Equity Loan Trust, Series 2000-2, Class A1, 0.79%, 08/25/31(a)	101,974	50,804
Renaissance Home Equity Loan Trust Series 2006-4, Class AF2, 5.29%, 01/25/37(c)	240,000	190,634
Series 2007-1, Class AF2, 5.51%, 04/25/37(c)	120,000	61,187

		969,318

Manufactured Housing Asset-Backed Securities 0.1%
Mid-State Trust, Series 4, Class A, 8.33%, 04/01/30	246,507	249,626

Other Asset-Backed Securities 0.5%
Countrywide Asset-Backed Certificates, Series 2007-4, Class A2, 5.53%, 09/25/37	300,000	267,128
Dunkin Securitization, Series 2006-1, Class A2, 5.78%, 06/20/31(b)	660,000	640,735
Fannie Mae Grantor Trust, Series 2003-T4, Class 2A5, 5.41%, 09/26/33(c)	72,513	63,728

		971,591

Student Loan Asset-Backed Securities 0.1%
SLM Student Loan Trust, Series 2007-3, Class A1, 0.24%, 10/27/14(a)	128,986	128,940

Total Asset-Backed Securities (cost $11,466,115)		12,030,718

Collateralized Mortgage Obligations 7.7%
American Home Mortgage Investment Trust, Series 2004-1, Class 1A, 0.60%, 04/25/44(a)	220,436	151,348
Banc of America Mortgage Securities, Inc. Series 2004-L, Class 2A1, 3.31%, 01/25/35(a)	271,355	240,252
Series 2005-7, Class 1A4, 7.50%, 08/25/35	356,699	348,167
Series 2007-3, Class 1A1, 6.00%, 09/25/37	439,137	358,858
Bear Stearns ALT-A Trust, Series 2006-3, Class 33A1, 6.02%, 05/25/36(a)	165,826	82,732
Bear Stearns Structured Products, Inc. Series 2007-N2, Class 13C, 0.00%, 01/27/37(b)(d)	3,193,702	319
Series 2007-N5, Class 5C, 0.00%, 04/25/37(b)(d)	18,689,651	1,869
Citicorp Mortgage Securities, Inc., Series 2006-3, Class 1A9, 5.75%, 06/25/36	175,000	137,037
Countrywide Alternative Loan Trust Series 2005-44, Class 1A2A, 0.54%, 10/25/35(a)	17,356	16,927
Series 2005-59, Class M, 0.84%, 11/20/35(a)(d)	1,355,744	7,728
Series 2005-72, Class M2, 1.07%, 01/25/36(a)(d)	2,210,000	4,641
Countrywide Home Loan Mortgage Pass Through Trust Series 2005-11, Class 5A1, 0.55%, 03/25/35(a)	374,557	212,982
Series 2005-29, Class A1, 5.75%, 12/25/35	796,660	662,971
Series 2006-1, Class A2, 6.00%, 03/25/36	184,832	147,412
Series 2006-HYB3, Class 3A1A, 5.98%, 05/20/36(a)	111,635	67,236
Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2003-4XS, Class A6A, 4.82%, 10/25/33(c)	176,583	163,028
Fannie Mae Interest Strip Series 207, Class 2, 8.00%, 02/01/23	175,654	35,846
Series 264, Class 2, 8.00%, 07/01/24	443,916	91,932
Series 267, Class 2, 8.50%, 10/01/24	425,718	76,626
Series 274, Class 2, 8.50%, 10/01/25	395,058	103,543
Series 277, Class 2, 7.50%, 04/01/27	215,697	47,809
Fannie Mae REMICS Series 2006-22, Class CE, 4.50%, 08/25/23	110,000	110,583
Series 2009-71, Class MB, 4.50%, 09/25/24	180,000	183,261
Series 2004-70, Class EB, 5.00%, 10/25/24	205,000	218,773
Series 1997-61, Class PK, 8.00%, 08/18/27	310,422	61,548
Series 2009-39, Class LB, 4.50%, 06/25/29	125,000	121,736
Series 2009-69, Class MB, 4.00%, 09/25/29	320,000	304,893
Series 2009-96, Class DB, 4.00%, 11/25/29	455,000	431,001
Series 2003-82, Class IA, 6.00%, 08/25/32	138,863	9,213
Series 2003-35, Class UI, 6.50%, 05/25/33	214,967	42,678
Series 2003-32, Class UI, 6.00%, 05/25/33	736,229	138,088
Series 2003-41, Class IB, 7.00%, 05/25/33	529,082	116,585
Series 2003-44, Class IB, 6.00%, 06/25/33	239,116	41,467
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT Multi Sector Bond Fund

	Principal	Market
	Amount	Value

Collateralized Mortgage Obligations (continued)
Series 2007-39, Class EF, 0.50%, 05/25/37(a)	$95,544	$94,707
Fannie Mae-Aces, Series 2006-M2, Class A2F, 5.26%, 05/25/20(a)	40,000	42,492
FDIC Structured Sale Guaranteed Notes, Series 2010-L2A, Class A, 3.00%, 09/30/19(b)	810,000	807,993
First Horizon Alternative Mortgage Securities, Series 2005-AA7, Class 2A1, 5.39%, 09/25/35(a)	151,099	109,034
First Horizon Asset Securities, Inc., Series 2004-AR5, Class 4A1, 5.66%, 10/25/34(a)	51,532	50,009
Freddie Mac REMICS
Series 3640, Class JA, 1.50%, 03/15/15	1,155,000	1,154,393
Series 1103, Class N, 1156.50%, 06/15/21	5	120
Series 3558, Class G, 4.00%, 08/15/24	485,000	460,469
Series 3123, Class HT, 5.00%, 03/15/26	125,000	131,886
Series 3150, Class EQ, 5.00%, 05/15/26	120,000	125,045
Series 2129, Class SG, 6.75%, 06/17/27(a)	764,531	124,830
Series 3563, Class LB, 4.00%, 08/15/29	195,000	179,846
Series 3653, Class B, 4.50%, 09/25/29	395,000	381,715
Series 3599, Class DY, 4.50%, 11/15/29	420,000	409,544
Series 3620, Class EL, 4.00%, 01/15/30	185,000	173,552
Series 2588, Class DG, 5.00%, 03/15/32	275,000	291,116
Series 2557, Class IW, 6.00%, 04/15/32	368,095	20,915
Series 2649, Class IM, 7.00%, 07/15/33	254,964	47,357
Series 2725, Class TA, 4.50%, 12/15/33	20,000	17,480
GMAC Mortgage Corp. Loan Trust, Series 2005-AR2, Class 4A, 5.12%, 05/25/35(a)	140,872	119,135
JP Morgan Mortgage Trust Series 2005-A8, Class 1A1, 5.40%, 11/25/35(a)	178,432	158,968
Series 2006-A6, Class 1A2, 5.98%, 10/25/36(a)	32,290	27,710
Nomura Asset Acceptance Corp., Series 2004-AR2, Class 3A3, 1.17%, 10/25/34(a)	166,879	136,564
Residential Funding Mortgage Securities I, Series 2007-S9, Class 1A1, 6.00%, 10/25/37	232,992	174,089
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-5, Class 5A4, 5.50%, 06/25/36(a)	110,774	18,059
Structured Asset Mortgage Investments, Inc., Series 2006-AR7, Class B1, 0.62%, 08/25/36(a)(d)	2,450,000	6,615
Structured Asset Securities Corp., Series 2005-6, Class B2, 5.31%, 05/25/35(a)	351,107	34,711
WaMu Mortgage Pass Through Certificates Series 2006-AR10, Class 1A1, 5.92%, 09/25/36(a)	698,539	546,171
Series 2007-HY3, Class 4A1, 5.31%, 03/25/37(a)	501,918	429,995
WAMU Mortgage Pass Through Certificates, Series 2006-AR14, Class 1A4, 5.59%, 11/25/36(a)	283,522	214,955
Wells Fargo Mortgage Backed Securities Trust Series 2004-P, Class 2A1, 3.06%, 09/25/34(a)	143,951	134,828
Series 2004-BB, Class A2, 2.90%, 01/25/35(a)	51,342	46,348
Series 2005-AR16, Class 2A1, 3.00%, 10/25/35(a)	890,271	777,949
Series 2005-14, Class 2A1, 5.50%, 12/25/35	198,823	183,694
Series 2005-17, Class 1A1, 5.50%, 01/25/36	121,436	113,410
Series 2006-3, Class A1, 5.50%, 03/25/36	507,704	463,326
Series 2006-2, Class 3A1, 5.75%, 03/25/36	402,137	370,845
Series 2006-AR6, Class 7A1, 5.11%, 03/25/36(a)	229,379	210,715
Series 2006-AR4, Class 2A1, 5.74%, 04/25/36(a)	181,464	156,454
Series 2006-AR10, Class 5A1, 5.50%, 07/25/36(a)	366,274	289,271
Series 2006-AR11, Class A7, 5.39%, 08/25/36(a)	630,941	227,359
Series 2007-14, Class 1A1, 6.00%, 10/25/37	557,478	509,082

Total Collateralized Mortgage Obligations (cost $13,684,850)		14,711,845

Commercial Mortgage Backed Securities 5.8%
Asset Securitization Corp., Series 1997-D5, Class A3 6.43%, 02/14/43(a)	70,000	75,585
Banc of America Commercial Mortgage, Inc. Series 2000-2, Class B, 7.38%, 09/15/32(a)	55,000	55,208
Series 2000-2, Class C, 7.44%, 09/15/32(a)	170,000	170,975
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT Multi Sector Bond Fund

	Principal	Market
	Amount	Value

Commercial Mortgage Backed Securities (continued)
Series 2003-1, Class SBB, 5.86%, 03/11/32(b)	$87,161	$95,214
Series 2003-1, Class SBE, 6.77%, 03/11/32(b)	161,248	180,140
Series 2005-2, Class A3, 4.61%, 07/10/43	23,682	23,667
Series 2006-2, Class A4, 5.74%, 05/10/45(a)	560,000	580,258
Series 2006-4, Class A4, 5.63%, 07/10/46	210,000	212,912
Series 2007-2, Class AAB, 5.64%, 04/10/49(a)	80,000	82,622
Series 2008-1, Class A4, 6.18%, 02/10/51(a)	305,000	305,911
Banc of America Commerical Mortgage, Inc., Series 2008-1, Class ASB 6.17%, 02/10/51(a)	40,000	42,227
Bear Stearns Commercial Mortgage Securities Series 2000-WF2, Class C, 7.59%, 10/15/32(a)	115,000	116,832
Series 2001-TOP2, Class A2, 6.48%, 02/15/35	147,666	152,063
Series 2007-T26, Class AAB, 5.43%, 01/12/45	165,000	173,376
Citigroup Commercial Mortgage Trust Series 2006-C5, Class A4, 5.43%, 10/15/49	280,000	281,249
Series 2006-C5, Class AM, 5.46%, 10/15/49	270,000	241,275
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A5 5.62%, 10/15/48	625,000	639,509
Commercial Mortgage Acceptance Corp., Series 1998-C2, Class E 6.86%, 09/15/30(a)	39,903	39,893
Commercial Mortgage Pass Through Certificates Series 2001-J1A, Class B, 6.61%, 02/16/34(a)(b)	25,000	25,856
Series 2003-LB1A, Class A2, 4.08%, 06/10/38	250,000	255,979
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CK1, Class A3, 6.38%, 12/18/35	37,020	37,756
Series 2002-CKS4, Class B, 5.33%, 11/15/36	190,000	188,608
Crown Castle Towers LLC, Series 2006-1A, Class B 5.36%, 11/15/36(b)	25,000	26,438
CS First Boston Mortgage Securities Corp. Series 2001-CF2, Class A4, 6.51%, 02/15/34	44,056	45,242
Series 2001-CK1, Class C, 6.73%, 12/18/35	65,000	65,539
Series 2002-CKP1, Class A3, 6.44%, 12/15/35	15,000	15,929
Series 2005-C6, Class A4, 5.23%, 12/15/40(a)	535,000	546,465
DLJ Commercial Mortgage Corp. Series 2000-CF1, Class A4, 8.02%, 06/10/33(a)	65,000	65,293
Series 2000-CKP1, Class A1B, 7.18%, 11/10/33	57,150	57,660
FHLMC Multifamily Structured Pass Through Certificates, Series K006, Class A2 4.25%, 01/25/20	775,000	776,975
First Union Commercial Mortgage Securities, Inc., Series 1997-C2, Class D 7.12%, 11/18/29	145,000	156,122
First Union National Bank Commercial Mortgage, Series 2001-C2, Class A2 6.66%, 01/12/43	131,441	135,552
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1, Class A2, 6.14%, 03/15/33	24,133	24,591
Series 2001-C1, Class C, 6.40%, 03/15/33	25,000	25,572
GE Capital Commercial Mortgage Corp. Series 2001-1, Class B, 6.72%, 05/15/33	95,000	98,055
Series 2002-1A, Class A3, 6.27%, 12/10/35	570,000	605,837
General Electric Capital Commercial Mortgage Corp., Series 2005-C3, Class A4 5.05%, 07/10/45(a)	30,000	30,140
GMAC Commercial Mortgage Securities, Inc., Series 2004-C3, Class A4 4.55%, 12/10/41	175,000	178,063
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A3 4.60%, 08/10/38	91,694	92,760
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2001-CIB3, Class A2, 6.04%, 11/15/35	18,091	18,422
Series 2001-CIBC, Class D, 6.75%, 03/15/33	50,000	50,767
Series 2002-C1, Class A3, 5.38%, 07/12/37	305,000	321,378
Series 2003-C1, Class A2, 4.99%, 01/12/37	45,000	47,175
Series 2003-C1, Class B, 5.10%, 01/12/37	165,000	165,489
Series 2006-CB15, Class A4, 5.81%, 06/12/43(a)	785,000	809,905
Series 2006-LDP7, Class AJ, 5.87%, 04/15/45(a)	35,000	23,145
Series 2006-LDP7, Class ASB, 5.87%, 04/15/45(a)	45,000	47,829
Series 2007-CB20, Class AJ, 6.10%, 02/12/51(a)	115,000	60,384
Series 2009-IWST, Class A1, 4.31%, 12/05/27(b)	166,743	170,371
Series 2009-IWST, Class A2, 5.63%, 12/05/27(b)	320,000	338,586
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT Multi Sector Bond Fund

	Principal	Market
	Amount	Value

Commercial Mortgage Backed Securities (continued)
JP Morgan Commercial Mortgage Finance Corp., Series 2000-C10, Class B 7.63%, 08/15/32(a)	$25,000	$25,081
LB-UBS Commercial Mortgage Trust
Series 2000-C4, Class A2, 7.37%, 08/15/26	116,773	117,339
Series 2000-C4, Class C, 7.61%, 07/15/32	40,000	40,309
Series 2000-C5, Class A2, 6.51%, 12/15/26	49,981	50,890
Series 2001-C3, Class B, 6.51%, 06/15/36	55,000	56,418
Series 2003-C8, Class A2, 4.21%, 11/15/27	43,382	43,600
Series 2004-C2, Class A3, 3.97%, 03/15/29	135,000	137,182
Series 2004-C4, Class A2, 4.57%, 06/15/29(a)	7,301	7,410
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class A2, 4.96%, 07/12/38	447,894	454,772
Series 2005-CIP1, Class AM, 5.11%, 07/12/38(a)	170,000	158,501
Series 2006-C1, Class A4, 5.66%, 05/12/39(a)	105,000	109,158
Series 2008-C1, Class A4, 5.69%, 02/12/51	285,000	279,674
Morgan Stanley Dean Witter Capital I, Series 2001-DFMA, Class A 6.00%, 03/14/11(b)	104,003	106,320
Salomon Brothers Mortgage Securities VII, Inc., Series 2001-C2, Class C 6.84%, 11/13/36(a)	125,000	129,815
Wachovia Bank Commercial Mortgage Trust, Series 2004-C14, Class A2 4.37%, 08/15/41	316,778	314,306

		11,007,574

Total Commercial Mortgage Backed Securities (cost $10,390,427)		11,007,574

Convertible Corporate Bonds 0.2%
Capital Markets 0.1%
E*Trade Financial Corp., 0.00%, 08/31/19	110,000	175,588

Marine 0.1%
Horizon Lines, Inc., 4.25%, 08/15/12	170,000	148,962

Total Convertible Corporate Bonds (cost $166,023)		324,550

Corporate Bonds 46.1%
Aerospace & Defense 0.3%
Honeywell International, Inc., 5.30%, 03/01/18	140,000	149,115
Systems 2001 AT LLC, 6.66%, 09/15/13(b)	177,399	187,378
TransDigm, Inc., 7.75%, 07/15/14(b)	80,000	82,000
Wyle Services Corp., 10.50%, 04/01/18(b)	85,000	85,000

		503,493

Airlines 0.7%
Continental Airlines 1992-2, Pass Through Trust, Series 1992-2, Class B, 7.57%, 03/15/20	90,034	85,532
Continental Airlines 2002-1, Pass Through Trust, Series 2002-1, Class G2, 6.56%, 02/15/12	250,000	248,125
Delta Air Lines, Inc., Series 00A2, 7.57%, 11/18/10	610,000	617,625
Delta Air Lines, Inc., 12.25%, 03/15/15(b)	195,000	207,919
UAL 2007-1, Pass Through Trust , 7.34%, 07/02/19(b)	94,063	75,250

		1,234,451

Auto Components 0.1%
American Axle & Manufacturing Holdings, Inc., 9.25%, 01/15/17(b)	120,000	128,100
TRW Automotive, Inc., 8.88%, 12/01/17(b)	125,000	129,531

		257,631

Automobiles 0.4%
Navistar International Corp., 8.25%, 11/01/21	415,000	423,300
Oshkosh Corp., 8.50%, 03/01/20(b)	85,000	87,975
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT Multi Sector Bond Fund

	Principal		Market
	Amount		Value

Corporate Bonds (continued)
Automobiles 0.4% (continued)
Volvo Treasury AB, 5.95%, 04/01/15(b)		$240,000	$244,547

			755,822

Beverages 0.7%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 01/15/19(b)		1,180,000	1,403,471

Building Products 0.1%
Building Materials Corp of America, 7.50%, 03/15/20(b)		60,000	59,850
Goodman Global Group, Inc., 0.00%, 12/15/14(b)		80,000	46,800
USG Corp., 9.75%, 08/01/14(b)		65,000	68,900

			175,550

Capital Markets 2.8%
Ameriprise Financial, Inc., 7.30%, 06/28/19		540,000	625,669
Bank of New York Mellon Corp. (The)
4.50%, 04/01/13		90,000	96,108
5.13%, 08/27/13		245,000	267,370
Bear Stearns Cos. LLC (The), 5.55%, 01/22/17		615,000	638,888
Credit Suisse USA, Inc., 5.13%, 08/15/15		40,000	42,837
E*Trade Financial Corp., 12.50%, 11/30/17		250,250	299,049
Goldman Sachs Group, Inc. (The)
5.63%, 01/15/17		240,000	245,929
5.38%, 03/15/20		590,000	584,543
6.75%, 10/01/37		480,000	479,397
Merrill Lynch & Co., Inc., 6.88%, 04/25/18		725,000	781,310
Morgan Stanley, 6.63%, 04/01/18		580,000	618,616
Nuveen Investments, Inc., 5.00%, 09/15/10		400,000	399,500
TD Ameritrade Holding Corp., 4.15%, 12/01/14		285,000	286,700

			5,365,916

Chemicals 0.3%
CPG International I, Inc., 7.18%, 07/01/12(a)		95,000	91,675
MacDermid, Inc., 9.50%, 04/15/17(b)		300,000	308,250
Nalco Co., 8.25%, 05/15/17(b)		180,000	191,250

			591,175

Commercial Banks 2.1%
Banco do Brasil SA, 6.00%, 01/22/20(b)		285,000	288,770
Banco Santander Brasil SA, 4.50%, 04/06/15(b)		820,000	820,820
Banco Votorantim SA, 7.38%, 01/21/20(b)		560,000	580,300
Bank of America Corp., 4.50%, 04/01/15		15,000	15,125
CBQ Finance Ltd., 7.50%, 11/18/19(b)		100,000	97,489
Credit Suisse — New York , 6.00%, 02/15/18		150,000	158,817
Credit Suisse AG, 5.40%, 01/14/20		260,000	262,033
GMAC, Inc. 8.30%, 02/12/15(b)		265,000	278,250
8.00%, 11/01/31		200,000	191,000
NB Capital Trust IV, 8.25%, 04/15/27		170,000	171,700
Resona Bank Ltd., 5.85%, 09/29/49(b)(e)(f)		525,000	495,560
Wachovia Corp., 5.50%, 05/01/13		140,000	151,195
Woori Bank, 4.50%, 10/07/15(b)		475,000	472,257

			3,983,316

Commercial Services & Supplies 0.7%
Casella Waste Systems, Inc. 9.75%, 02/01/13		250,000	250,000
11.00%, 07/15/14(b)		100,000	107,250
Clean Harbors, Inc., 7.63%, 08/15/16		175,000	177,625
Iron Mountain, Inc., 7.75%, 01/15/15		180,000	181,575
PharmaNet Development Group, Inc., 10.88%, 04/15/17(b)		115,000	115,000
Ticketmaster Entertainment LLC/Ticketmaster Noteco, Inc., 10.75%, 08/01/16		210,000	234,150
Waste Management, Inc., 6.38%, 03/11/15		75,000	83,928
WCA Waste Corp., 9.25%, 06/15/14		245,000	246,838

			1,396,366

Computers & Peripherals 0.1%
Hewlett-Packard Co., 5.50%, 03/01/18		130,000	141,277

Construction Materials 0.4%
Cemex Finance Europe BV, 4.75%, 03/05/14	EUR	150,000	177,273
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT Multi Sector Bond Fund

	Principal		Market
	Amount		Value

Corporate Bonds (continued)
Construction Materials 0.4% (continued)
Cemex Finance LLC, 9.50%, 12/14/16(b)		$340,000	$351,900
Rearden G Holdings EINS GmbH, 7.88%, 03/30/20(b)		300,000	303,750

			832,923

Consumer Finance 1.8%
American Express Credit Corp., Series C, 7.30%, 08/20/13		130,000	145,914
Discover Financial Services 0.79%, 06/11/10(a)		460,000	459,511
10.25%, 07/15/19		365,000	434,262
Financiera Independencia SAB de CV, 10.00%, 03/30/15(b)		350,000	351,750
Ford Motor Credit Co. LLC 7.25%, 10/25/11		1,470,000	1,519,820
8.70%, 10/01/14		40,000	43,372
8.13%, 01/15/20		100,000	104,897
International Lease Finance Corp. 5.75%, 06/15/11		265,000	266,348
8.63%, 09/15/15(b)		140,000	143,116

			3,468,990

Containers & Packaging 0.1%
Graphic Packaging International, Inc., 9.50%, 06/15/17		100,000	106,750
Solo Cup Co., 8.50%, 02/15/14		175,000	171,063

			277,813

Distributors 0.1%
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., 8.63%, 06/15/20		80,000	80,200
WESCO Distribution, Inc., 7.50%, 10/15/17		80,000	78,100

			158,300

Diversified Financial Services 3.7%
AIG SunAmerica Global Financing VI, 6.30%, 05/10/11(b)		395,000	406,807
BP Capital Markets PLC, 4.75%, 03/10/19		165,000	169,610
CDP Financial, Inc. 4.60%, 07/15/20	CAD	330,000	328,049
5.60%, 11/25/39(b)		$570,000	554,146
CEDC Finance Corp. International, Inc. 8.88%, 12/01/16(b)	EUR	200,000	286,338
9.13%, 12/01/16(b)		$425,000	448,375
Citigroup, Inc. 5.63%, 08/27/12		160,000	167,722
6.01%, 01/15/15		470,000	493,767
6.13%, 05/15/18		205,000	209,467
Farmers Exchange Capital, 7.05%, 07/15/28(b)		535,000	492,693
General Electric Capital Corp., 5.88%, 01/14/38		50,000	47,537
Grupo Papelero Scribe SA, 8.88%, 04/07/20(b)		370,000	369,618
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 8.00%, 01/15/18(b)		250,000	240,937
Independencia International Ltd., 15.00%, 03/31/15(b)		285,000	260,063
John Hancock Global Funding II, 7.90%, 07/02/10(b)		155,000	157,445
JPMorgan Chase & Co. 0.90%, 02/26/13(a)		405,000	407,060
4.95%, 03/25/20		135,000	133,847
LBI Escrow Corp., 8.00%, 11/01/17(b)		300,000	311,250
Marsico Parent Co. LLC, 10.63%, 01/15/16(b)		130,000	78,162
Marsico Parent Holdco LLC, 12.50%, 07/15/16(b)		100,000	24,625
New Communications Holdings, Inc., 8.25%, 04/15/17(b)		165,000	167,887
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 10.63%, 04/01/17		115,000	121,612
Reliance Intermediate Holdings LP, 9.50%, 12/15/19(b)(g)		125,000	132,188
TNK-BP Finance SA 7.50%, 07/18/16(b)		355,000	386,063
7.25%, 02/02/20(b)		200,000	208,500
UPC Germany GmbH, 8.13%, 12/01/17(b)		275,000	283,594
White Nights Finance BV for Gazprom, 10.50%, 03/25/14		175,000	208,425

			7,095,787

Diversified Telecommunication Services 3.1%
Alestra SA, 11.75%, 08/11/14		100,000	113,500
AT&T Corp., 8.00%, 11/15/31		295,000	358,647
AT&T, Inc., 4.85%, 02/15/14		140,000	150,316
Axtel SAB de CV, 9.00%, 09/22/19(b)		110,000	112,200
British Telecommunications PLC, 9.63%, 12/15/30		110,000	138,521
Cincinnati Bell, Inc. , 8.75%, 03/15/18		145,000	146,269
Clearwire Communications LLC/Clearwire Finance, Inc., 12.00%, 12/01/15(b)		110,000	112,200
Deutsche Telekom International Finance BV, 8.13%, 05/29/12	EUR	160,000	242,771
France Telecom SA 4.38%, 07/08/14		$265,000	279,337
8.50%, 03/01/31		40,000	53,058
8.13%, 01/28/33	EUR	90,000	170,647
GCI, Inc., 8.63%, 11/15/19(b)		$130,000	132,437
Intelsat Luxembourg SA, 11.50%, 02/04/17		140,000	143,500
Level 3 Financing, Inc., 10.00%, 02/01/18(b)		150,000	143,250
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT Multi Sector Bond Fund

	Principal		Market
	Amount		Value

Corporate Bonds (continued)
Diversified Telecommunication Services 3.1% (continued)
Qwest Corp.
7.88%, 09/01/11		$500,000	$530,000
8.38%, 05/01/16		175,000	196,875
6.88%, 09/15/33		150,000	144,750
Sprint Capital Corp.
7.63%, 01/30/11		225,000	231,469
6.88%, 11/15/28		315,000	253,575
8.75%, 03/15/32		270,000	250,425
Sprint Nextel Corp.,
8.38%, 08/15/17		185,000	185,925
Telecom Italia Capital SA,
7.00%, 06/04/18		360,000	389,338
Telemar Norte Leste SA,
9.50%, 04/23/19(b)		125,000	148,438
TELUS Corp.,
5.05%, 12/04/19	CAD	65,000	64,162
tw telecom holdings, inc.,
8.00%, 03/01/18(b)		$150,000	153,375
Verizon Communications, Inc.
5.50%, 02/15/18		100,000	105,988
8.75%, 11/01/18		175,000	219,539
6.35%, 04/01/19		165,000	182,689
8.95%, 03/01/39		145,000	196,630
Wind Acquisition Finance SA
12.00%, 12/01/15(b)		200,000	216,000
11.75%, 07/15/17(b)		100,000	110,500
Wind Acquisition Holdings Finance SA,
12.25%, 07/15/17(b)		115,000	113,850

			5,990,181

Electric Utilities 1.5%
AES Corp. (The),
9.75%, 04/15/16(b)		260,000	281,450
Commonwealth Edison Co.,
5.80%, 03/15/18		165,000	178,465
Detroit Edison Co. (The),
6.13%, 10/01/10		200,000	205,194
Elwood Energy LLC,
8.16%, 07/05/26		110,479	104,548
Enel Finance International SA
3.88%, 10/07/14(b)		280,000	283,639
5.13%, 10/07/19(b)		300,000	296,494
Energy Future Holdings Corp.,
10.88%, 11/01/17(c)		230,000	170,775
Majapahit Holding BV,
7.75%, 01/20/20(b)		190,000	206,150
Ohio Power Co.,
Series K, 6.00%, 06/01/16		225,000	246,618
Star Energy Geothermal Wayang Windu Ltd.,
11.50%, 02/12/15(b)		700,000	740,250
Texas Competitive Electric Holdings Co. LLC,
10.25%, 11/01/15(c)		125,000	86,875
Union Electric Co.,
6.70%, 02/01/19		100,000	110,620

			2,911,078

Electrical Equipment 0.1%
Belden, Inc.,
9.25%, 06/15/19(b)		100,000	106,750

Electronic Equipment & Instruments 0.2%
Jabil Circuit, Inc.,
7.75%, 07/15/16		325,000	342,063

Energy Equipment & Services 1.4%
Aquilex Holdings LLC/Aquilex Finance Corp.,
11.13%, 12/15/16(b)		60,000	64,500
Coffeyville Resources LLC
9.00%, 04/01/15(b)		60,000	61,050
10.88%, 04/01/17(b)		135,000	133,988
Gaz Capital SA for Gazprom,
6.58%, 10/31/13	GBP	290,000	463,179
Helix Energy Solutions Group, Inc.,
9.50%, 01/15/16(b)		$115,000	118,450
Hilcorp Energy I LP/Hilcorp Finance Co.,
8.00%, 02/15/20(b)		150,000	145,500
NAK Naftogaz Ukraine,
9.50%, 09/30/14		345,000	359,248
Pemex Project Funding Master Trust,
6.63%, 06/15/38		525,000	508,992
Ras Laffan Liquefied Natural Gas Co. Ltd. II,
5.30%, 09/30/20(b)		415,000	426,911
Transocean, Inc.
5.25%, 03/15/13		25,000	26,990
6.00%, 03/15/18		190,000	206,825
Weatherford International Ltd.,
6.00%, 03/15/18		140,000	146,209

			2,661,842

Food & Staples Retailing 0.8%
CVS Caremark Corp.,
6.13%, 09/15/39		300,000	298,163
Delhaize America, Inc.,
9.00%, 04/15/31		109,000	138,660
Great Atlantic & Pacific Tea Co.,
11.38%, 08/01/15(b)		135,000	132,975
Kroger Co. (The)
5.00%, 04/15/13		70,000	74,534
3.90%, 10/01/15		130,000	131,594
6.40%, 08/15/17		100,000	111,177
Rite Aid Corp.,
9.75%, 06/12/16		140,000	150,500
Wal-Mart Stores, Inc.
4.25%, 04/15/13		230,000	245,471
4.13%, 02/01/19		210,000	209,931

			1,493,005

Food Products 1.3%
Bumble Bee Foods LLC,
7.75%, 12/15/15(b)		125,000	126,562
ConAgra Foods, Inc.,
8.25%, 09/15/30		100,000	122,633
Corp. Pesquera Inca SAC,
9.00%, 02/10/17(b)		910,000	919,100
FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc.,
9.88%, 02/01/20(b)		225,000	210,375
JBS USA LLC/JBS USA Finance, Inc.,
11.63%, 05/01/14(b)		175,000	199,500
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT Multi Sector Bond Fund

	Principal	Market
	Amount	Value

Corporate Bonds (continued)
Food Products 1.3% (continued)
Kraft Foods, Inc.
2.63%, 05/08/13	$225,000	$226,692
6.50%, 02/09/40	190,000	196,893
Sigma Alimentos SA,
6.88%, 12/16/19(b)	400,000	392,070

		2,393,825

Gas Utilities 1.0%
CenterPoint Energy Resources Corp.,
Series B, 7.88%, 04/01/13	45,000	51,528
CenterPoint Energy Resources Corp.,
6.25%, 02/01/37	70,000	68,069
Consolidated Natural Gas Co.,
Series C, 6.25%, 11/01/11	155,000	166,064
Dynegy Holdings, Inc.,
7.50%, 06/01/15(b)	215,000	177,375
El Paso Pipeline Partners Operating Co. LLC,
6.50%, 04/01/20	190,000	192,320
EQT Corp.,
6.50%, 04/01/18	230,000	248,044
Regency Energy Partners LP/Regency Energy Finance Corp.,
9.38%, 06/01/16(b)	195,000	206,700
Rockies Express Pipeline LLC
3.90%, 04/15/15(b)	265,000	261,357
5.63%, 04/15/20(b)	240,000	236,284
Texas Eastern Transmission LP,
7.00%, 07/15/32	215,000	240,634

		1,848,375

Health Care Equipment & Supplies 0.3%
Baxter International, Inc.,
4.63%, 03/15/15	35,000	37,411
Boston Scientific Corp.
4.50%, 01/15/15	355,000	340,221
7.38%, 01/15/40	90,000	84,978
Covidien International Finance SA,
6.00%, 10/15/17	100,000	109,665

		572,275

Health Care Providers & Services 1.6%
CRC Health Corp.,
10.75%, 02/01/16	300,000	270,750
DJO Finance LLC/DJO Finance Co., Inc.,
11.75%, 11/15/14	225,000	238,500
Express Scripts, Inc.,
6.25%, 06/15/14	190,000	210,507
HCA, Inc.,
7.25%, 09/15/20(b)	300,000	304,125
Health Net, Inc.,
6.38%, 06/01/17	260,000	241,800
Healthsouth Corp.,
10.75%, 06/15/16	545,000	589,281
Humana, Inc.,
8.15%, 06/15/38	195,000	201,340
Medco Health Solutions, Inc.
6.13%, 03/15/13	10,000	10,970
7.25%, 08/15/13	255,000	288,314
7.13%, 03/15/18	195,000	222,322
Psychiatric Solutions, Inc.,
7.75%, 07/15/15(b)	200,000	203,750
StoneMor Operating LLC/Cornerstone Family Services/Osiris Holdings,
10.25%, 12/01/17(b)	50,000	51,500
US Oncology Holdings, Inc.,
6.64%, 03/15/12(a)	159,940	151,543

		2,984,702

Hotels, Restaurants & Leisure 1.9%
Carrols Corp.,
9.00%, 01/15/13	200,000	203,500
Denny’s Holdings, Inc.,
10.00%, 10/01/12	125,000	127,500
Equinox Holdings, Inc.,
9.50%, 02/01/16(b)	210,000	211,575
Galaxy Entertainment Finance Co. Ltd.,
9.88%, 12/15/12(b)	600,000	625,500
Harrah’s Operating Co., Inc.,
11.25%, 06/01/17	175,000	188,563
Landry’s Restaurants, Inc.,
11.63%, 12/01/15(b)	80,000	86,000
Las Vegas Sands Corp.,
6.38%, 02/15/15	125,000	118,438
McDonald’s Corp.,
5.00%, 02/01/19	35,000	36,728
MGM MIRAGE
8.38%, 02/01/11	250,000	249,375
11.13%, 11/15/17(b)	200,000	225,000
MTR Gaming Group, Inc.,
12.63%, 07/15/14	175,000	172,812
NPC International, Inc.,
9.50%, 05/01/14	150,000	149,250
Pokagon Gaming Authority,
10.38%, 06/15/14(b)	225,000	236,250
Speedway Motorsports, Inc.,
8.75%, 06/01/16	110,000	117,150
Starwood Hotels & Resorts Worldwide, Inc.,
7.15%, 12/01/19	175,000	177,187
Yonkers Racing Corp.,
11.38%, 07/15/16(b)	145,000	156,600
Yum! Brands, Inc.
8.88%, 04/15/11	295,000	316,384
4.25%, 09/15/15	135,000	138,195

		3,536,007

Household Durables 0.6%
Desarrolladora Homex SAB de CV,
9.50%, 12/11/19(b)	220,000	232,650
Fortune Brands, Inc.,
3.00%, 06/01/12	305,000	305,612
K Hovnanian Enterprises, Inc. ,
10.63%, 10/15/16	160,000	170,400
Libbey Glass, Inc.,
10.00%, 02/15/15(b)	100,000	105,250
Meritage Homes Corp.,
6.25%, 03/15/15	135,000	129,600
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT Multi Sector Bond Fund

	Principal	Market
	Amount	Value

Corporate Bonds (continued)
Household Durables 0.6% (continued)
Urbi Desarrollos Urbanos SAB de CV,
9.50%, 01/21/20(b)	$120,000	$129,900

		1,073,412

Household Products 0.2%
Central Garden & Pet Co.,
8.25%, 03/01/18	125,000	126,719
Prestige Brands, Inc.,
8.25%, 04/01/18(b)	145,000	148,625
Procter & Gamble Co. (The),
4.60%, 01/15/14	70,000	75,210

		350,554

Independent Power Producers & Energy Traders 0.4%
Colbun SA,
6.00%, 01/21/20(b)	440,000	442,443
NRG Energy, Inc.,
7.38%, 01/15/17	325,000	321,750

		764,193

Industrial Conglomerates 0.1%
Textron, Inc.,
6.20%, 03/15/15	180,000	190,650

Information Technology Services 0.3%
First Data Corp.,
10.55%, 09/24/15	300,000	253,500
Stratus Technologies, Inc.,
12.00%, 03/29/15(b)	90,000	86,769
SunGard Data Systems, Inc.,
10.63%, 05/15/15	150,000	163,500

		503,769

Insurance 1.0%
ACE INA Holdings, Inc.,
5.60%, 05/15/15	135,000	147,399
Alliant Holdings I, Inc.,
11.00%, 05/01/15(b)	150,000	155,250
Berkshire Hathaway Finance Corp.
4.00%, 04/15/12	210,000	221,102
5.40%, 05/15/18	205,000	217,964
Chubb Corp.,
5.75%, 05/15/18	45,000	48,654
HUB International Holdings, Inc.,
10.25%, 06/15/15(b)	310,000	296,825
Lincoln National Corp.,
6.20%, 12/15/11	750,000	795,983
Marsh & McLennan Cos., Inc.,
5.15%, 09/15/10	40,000	40,689

		1,923,866

Internet & Catalog Retail 0.4%
HSN, Inc.,
11.25%, 08/01/16	175,000	198,625
QVC, Inc.
7.50%, 10/01/19(b)	185,000	188,700
7.38%, 10/15/20(b)	335,000	336,675

		724,000

Leisure Equipment & Products 0.3%
Easton-Bell Sports, Inc.,
9.75%, 12/01/16(b)	175,000	184,188
Hasbro, Inc.
6.13%, 05/15/14	145,000	159,092
6.30%, 09/15/17	80,000	85,650
6.35%, 03/15/40	200,000	197,610

		626,540

Machinery 0.5%
Amsted Industries, Inc.,
8.13%, 03/15/18(b)	150,000	150,000
Case New Holland, Inc.,
7.75%, 09/01/13(b)	125,000	129,688
Colt Defense LLC/Colt Finance Corp.,
8.75%, 11/15/17(b)	150,000	150,375
Ingersoll-Rand Global Holding Co. Ltd.,
9.50%, 04/15/14	310,000	375,886
Roper Industries, Inc.,
6.25%, 09/01/19	55,000	58,283
Timken Co.,
6.00%, 09/15/14	45,000	47,856
Trimas Corp.,
9.75%, 12/15/17(b)	100,000	103,500

		1,015,588

Marine 0.1%
Martin Midstream Partners & Finance,
8.88%, 04/01/18(b)	135,000	136,350

Media 2.3%
CCH II LLC/CCH II Capital Corp.,
13.50%, 11/30/16	150,000	180,375
Clear Channel Worldwide Holdings, Inc.
9.25%, 12/15/17(b)	75,000	78,281
Columbus International, Inc.,
11.50%, 11/20/14(b)	250,000	273,750
Comcast Corp.
5.70%, 05/15/18	325,000	344,594
6.50%, 11/15/35	200,000	204,855
DirecTV Holdings LLC/DirecTV Financing Co., Inc.,
4.75%, 10/01/14(b)	380,000	396,991
Hughes Network Systems LLC/HNS Finance Corp.,
9.50%, 04/15/14	125,000	128,438
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT Multi Sector Bond Fund

	Principal		Market
	Amount		Value

Corporate Bonds (continued)
Media 2.3% (continued)
Idearc, Inc.,
8.00%, 11/15/16(d)		$825,000	$8
Mediacom LLC/Mediacom Capital Corp.,
9.13%, 08/15/19(b)		170,000	175,313
News America, Inc.,
6.90%, 03/01/19		185,000	210,246
Nielsen Finance Co. LLC/Nielsen Finance Co.,
0.00%, 08/01/16(c)		130,000	123,500
Rainbow National Services LLC
8.75%, 09/01/12(b)		300,000	304,875
10.38%, 09/01/14(b)		140,000	147,525
Sirius XM Radio, Inc.,
8.75%, 04/01/15(b)		125,000	124,531
Telesat Canada/Telesat LLC,
12.50%, 11/01/17		195,000	224,250
Time Warner Cable, Inc.,
6.75%, 07/01/18		295,000	329,622
Time Warner, Inc.,
5.88%, 11/15/16		155,000	169,344
Univision Communications, Inc.,
12.00%, 07/01/14(b)		60,000	65,700
Viacom, Inc.,
6.25%, 04/30/16		325,000	359,062
Visant Holding Corp.,
10.25%, 12/01/13(c)		105,000	108,150
WMG Holdings Corp.,
9.50%, 12/15/14(c)		200,000	201,500
WPP Finance UK,
8.00%, 09/15/14		215,000	247,032

			4,397,942

Metals & Mining 3.0%
ALROSA Finance SA,
8.88%, 11/17/14(b)		670,000	730,300
ArcelorMittal,
9.85%, 06/01/19		140,000	177,940
Corp. Nacional del Cobre de Chile,
7.50%, 01/15/19(b)		490,000	577,133
Freeport-McMoRan Copper & Gold, Inc.,
8.38%, 04/01/17		430,000	478,375
Gerdau Holdings, Inc.,
7.00%, 01/20/20(b)		100,000	105,500
Prime Dig Pte Ltd.,
11.75%, 11/03/14(b)		930,000	1,006,725
Rio Tinto Finance USA Ltd.,
5.88%, 07/15/13		405,000	445,174
Ryerson, Inc.,
12.00%, 11/01/15		125,000	131,250
Southern Copper Corp.
6.38%, 07/27/15		200,000	219,305
7.50%, 07/27/35		820,000	854,509
Steel Dynamics, Inc.
7.75%, 04/15/16		65,000	67,925
7.63%, 03/15/20(b)		80,000	82,000
Teck Resources Ltd.,
9.75%, 05/15/14		190,000	225,150
Tube City IMS Corp.,
9.75%, 02/01/15		40,000	39,350
Vale Overseas Ltd.,
6.88%, 11/10/39		335,000	347,110
Vale SA,
4.38%, 03/24/18	EUR	100,000	136,300
Vedanta Resources PLC,
8.75%, 01/15/14(b)		$155,000	170,112

			5,794,158

Multiline Retail 0.0%†
Neiman Marcus Group, Inc. (The),
9.00%, 10/15/15		20,000	20,400

Oil, Gas & Consumable Fuels 3.9%
Alliance Oil Co., Ltd.,
9.88%, 03/11/15(b)		145,000	149,350
Anadarko Petroleum Corp.,
5.95%, 09/15/16		125,000	136,184
Berry Petroleum Co.,
10.25%, 06/01/14		115,000	126,787
Bumi Capital Pte Ltd.,
12.00%, 11/10/16(b)		445,000	486,163
Cenovus Energy, Inc.,
4.50%, 09/15/14(b)		80,000	83,464
ConocoPhillips,
6.00%, 01/15/20		85,000	94,419
Consol Energy, Inc.
8.00%, 04/01/17(b)		105,000	107,888
8.25%, 04/01/20(b)		75,000	77,062
Denbury Resources, Inc.,
8.25%, 02/15/20		120,000	127,200
Devon Energy Corp.,
5.63%, 01/15/14		500,000	546,827
Ecopetrol SA,
7.63%, 07/23/19		100,000	111,000
El Paso Corp.,
8.25%, 02/15/16		85,000	90,738
Enterprise Products Operating LLC
5.90%, 04/15/13		80,000	87,015
5.25%, 01/31/20		140,000	141,272
6.13%, 10/15/39		180,000	176,981
General Maritime Corp.,
12.00%, 11/15/17(b)		225,000	240,750
International Coal Group, Inc.,
9.13%, 04/01/18		120,000	121,800
Linn Energy LLC,
9.88%, 07/01/18		210,000	224,700
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT Multi Sector Bond Fund

	Principal	Market
	Amount	Value

Corporate Bonds (continued)
Oil, Gas & Consumable Fuels 3.9% (continued)
Linn Energy LLC/Linn Energy Finance Corp.,
8.63%, 04/15/20(b)	$80,000	$80,100
Marathon Oil Corp.,
6.50%, 02/15/14	95,000	106,512
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.,
8.75%, 04/15/18	125,000	128,281
OPTI Canada, Inc.
9.00%, 12/15/12(b)	190,000	195,700
8.25%, 12/15/14	155,000	145,700
Petrobras International Finance Co.,
6.88%, 01/20/40	50,000	51,609
Petrohawk Energy Corp.,
9.13%, 07/15/13	175,000	182,656
Petroleos de Venezuela SA
5.25%, 04/12/17	815,000	501,225
5.38%, 04/12/27	600,000	297,000
Petroleos Mexicanos,
6.00%, 03/05/20(b)	105,000	107,625
Petroleum Co. of Trinidad & Tobago Ltd.,
9.75%, 08/14/19(b)	220,000	250,250
Petronas Capital Ltd.,
5.25%, 08/12/19(b)	210,000	212,882
Power Sector Assets & Liabilities Management Corp.,
7.39%, 12/02/24(b)	230,000	242,075
SandRidge Energy, Inc.,
9.88%, 05/15/16(b)	150,000	154,125
Shell International Finance BV,
4.38%, 03/25/20	445,000	441,164
Tesoro Corp.,
9.75%, 06/01/19	70,000	73,150
TransCanada PipeLines Ltd.,
6.50%, 08/15/18	145,000	164,326
Tristan Oil Ltd.,
10.50%, 01/01/12	210,000	155,392
Williams Partners LP
3.80%, 02/15/15(b)	210,000	209,623
5.25%, 03/15/20(b)	345,000	345,703
XTO Energy, Inc.,
6.50%, 12/15/18	180,000	207,746

		7,382,444

Paper & Forest Products 0.7%
Boise Paper Holdings LLC/Boise Co.-Issuer Co,
8.00%, 04/01/20(b)	175,000	175,000
International Paper Co.,
7.95%, 06/15/18	245,000	286,244
NewPage Corp.,
11.38%, 12/31/14	175,000	174,125
Norske Skogindustrier ASA,
6.13%, 10/15/15(b)	300,000	193,522
PE Paper Escrow GmbH,
12.00%, 08/01/14(b)	500,000	565,000
Pindo Deli Finance BV,
0.00%, 04/28/25(a)(b)	901,231	13,518
Tjiwi Kimia Finance BV,
0.00%, 04/28/27(a)(b)	473,111	7,097

		1,414,506

Pharmaceuticals 0.1%
Novasep Holding SAS,
9.75%, 12/15/16(b)	135,000	131,034

Real Estate Investment Trusts (REITs) 0.2%
Developers Diversified Realty Corp.
5.00%, 05/03/10	65,000	65,096
4.63%, 08/01/10	335,000	335,675

		400,771

Real Estate Management & Development 0.1%
Realogy Corp.
10.50%, 04/15/14	125,000	107,812
11.00%, 04/15/14	150,000	131,250

		239,062

Road & Rail 0.8%
Kansas City Southern de Mexico SA de CV
12.50%, 04/01/16	400,000	473,000
8.00%, 02/01/18(b)	450,000	461,250
Kansas City Southern Railway Co.,
13.00%, 12/15/13	50,000	59,500
RSC Equipment Rental, Inc./RSC Holdings III LLC,
10.00%, 07/15/17(b)	105,000	111,300
TGI International Ltd.,
9.50%, 10/03/17(b)	135,000	150,187
Union Pacific Corp.,
7.88%, 01/15/19	185,000	222,258

		1,477,495

Specialty Retail 0.4%
Burlington Coat Factory Warehouse Corp.,
11.13%, 04/15/14	80,000	84,600
Sally Holdings, Inc./Sally Capital, Inc.,
10.50%, 11/15/16	160,000	174,400
Staples, Inc.
7.75%, 04/01/11	130,000	137,938
9.75%, 01/15/14	320,000	387,945

		784,883

Textiles, Apparel & Luxury Goods 0.0%†
Hanesbrands, Inc.,
8.00%, 12/15/16	80,000	82,800

Tobacco 1.0%
Altria Group, Inc.
7.75%, 02/06/14	295,000	337,399
9.25%, 08/06/19	300,000	364,540
10.20%, 02/06/39	250,000	335,172
Philip Morris International, Inc.
6.88%, 03/17/14	200,000	229,024
5.65%, 05/16/18	195,000	209,951
4.50%, 03/26/20	355,000	346,358

		1,822,444

Transportation Infrastructure 0.1%
DP World Ltd.,
6.85%, 07/02/37(b)	170,000	145,981

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT Multi Sector Bond Fund

	Principal	Market
	Amount	Value

Corporate Bonds (continued)
Wireless Telecommunication Services 2.0%
Alltel Corp.
7.00%, 07/01/12	$115,000	$127,845
7.88%, 07/01/32	190,000	227,655
America Movil SAB de CV
3.63%, 03/30/15(b)	550,000	551,866
6.13%, 03/30/40(b)	505,000	493,481
Cricket Communications, Inc.,
7.75%, 05/15/16	230,000	238,625
Digicel Group Ltd.
9.13%, 01/15/15(b)	200,000	198,500
10.50%, 04/15/18(b)	710,000	736,625
NII Capital Corp.,
10.00%, 08/15/16(b)	950,000	1,040,250
Vodafone Group PLC,
5.63%, 02/27/17	175,000	187,263

		3,802,110

Total Corporate Bonds (cost $82,818,870)		87,687,336

Municipal Bonds 0.5%
Georgia 0.5%
Municipal Electric Authority of Georgia
Series 2010 ,6.64%, 04/01/57	$675,000	669,512
Series 2010 ,7.06%, 04/01/57	360,000	349,002

		1,018,514

Total Municipal Bonds (cost $1,039,512)		1,018,514

U.S. Government Mortgage Backed Agencies 10.2%
Fannie Mae Pool
Pool# 736280
4.00%, 08/01/18	895,935	929,417
Pool# 50946
6.50%, 12/01/23	14,642	15,878
Pool# 346286
6.50%, 05/01/26	41,564	45,481
Pool# 370191
6.50%, 01/01/27	1,641	1,796
Pool# 251752
6.50%, 06/01/28	64,391	71,143
Pool# 252009
6.50%, 07/01/28	171,686	189,689
Pool# 415967
6.50%, 10/01/28	60,799	67,174
Pool# 457953
6.50%, 01/01/29	54,190	59,872
Pool# 482616
6.50%, 02/01/29	120,921	133,600
Pool# 323591
6.50%, 03/01/29	115,917	128,072
Pool# 540017
8.00%, 05/01/30	5,735	6,647
Pool# 564363
8.00%, 01/01/31	1,632	1,891
Pool# 564993
7.50%, 03/01/31	13,936	15,779
Pool# 606566
7.50%, 10/01/31	12,386	14,030
Pool# 642656
7.00%, 07/01/32	54,329	61,056
Pool# 555533
6.50%, 04/01/33	57,215	63,214
Pool# 741875
6.50%, 09/01/33	27,131	29,908
Pool# 886574
2.97%, 08/01/36(a)	618,857	641,894
Pool# 968154
6.00%, 01/01/38	102,624	109,184
Pool# 257231
5.50%, 06/01/38	3,055,842	3,224,265
Fannie Mae Pool TBA
4.50%, 04/25/40	4,715,000	4,725,316
Freddie Mac Gold Pool
Pool# C90381
7.50%, 11/01/20	867	981
Pool# C00712
6.50%, 02/01/29	17,438	19,247
Pool# C39060
8.00%, 06/01/30	476	499
Pool# C41531
8.00%, 08/01/30	2,197	2,533
Pool# C42327
8.00%, 09/01/30	1,354	1,562
Pool# C01104
8.00%, 12/01/30	20,629	23,787
Pool# C48997
8.00%, 03/01/31	34,092	35,963
Pool# C49587
8.00%, 03/01/31	18,826	21,709
Pool# C50477
8.00%, 04/01/31	25,633	29,564
Pool# C53381
8.00%, 06/01/31	3,333	3,662
Pool# C69951
6.50%, 08/01/32	21,114	23,279
Pool# G02170
6.00%, 04/01/36	571,247	614,456
Pool# G05087
5.00%, 01/01/37	3,423,844	3,545,025
Pool# C02851
5.50%, 05/01/37	2,958,945	3,128,038
Pool# A66094
6.00%, 09/01/37	280,144	301,072
Pool# A70365
6.00%, 09/01/37	42,776	45,971
Pool# A78751
6.00%, 06/01/38	218,918	235,157
Pool# A80985
6.00%, 08/01/38	488,260	524,478
Pool# G04674
6.00%, 08/01/38	213,597	229,441

Total U.S. Government Mortgage Backed Agencies (cost $18,819,443)		19,321,730

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT Multi Sector Bond Fund

	Principal		Market
	Amount		Value

Sovereign Bonds 15.3%
ARGENTINA 1.5%
Argentina Bonos, 0.39%, 08/03/12(a)		$4,300,000	$1,449,100
Argentina Government International Bond, 8.28%, 12/31/33		1,302,199	976,650
City of Buenos Aires, 12.50%, 04/06/15(b)		445,000	445,000

			2,870,750

AUSTRALIA 0.2%
New South Wales Treasury Corp., 5.50%, 08/01/13	AUD	340,000	310,372

BAHRAIN 0.2%
Bahrain Government International Bond, 5.50%, 03/31/20(b)		$340,000	337,346

BRAZIL 1.3%
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/17	BRL	1,455,000	755,252
Brazil Notas do Tesouro Nacional , 10.00%, 01/01/21	BRL	2,785,000	1,375,126
Brazilian Government International Bond, 5.88%, 01/15/19		$280,000	301,000

			2,431,378

CANADA 1.0%
Canadian Government Bond
5.25%, 06/01/12	CAD	330,000	348,010
4.00%, 06/01/16		45,000	46,485
4.25%, 06/01/18		935,000	970,600
Province of Ontario Canada, 3.15%, 09/08/15		650,000	632,144

			1,997,239

CAYMAN ISLANDS 0.4%
Cayman Islands Government Bond, 5.95%, 11/24/19(b)		$600,000	594,194
Dubai DOF Sukuk Ltd., 6.40%, 11/03/14		275,000	262,268

			856,462

COLOMBIA 0.5%
Colombia Government International Bond
7.38%, 03/18/19		235,000	270,250
6.13%, 01/18/41		460,000	439,300
Republic of Colombia, 9.85%, 06/28/27	COP	575,000,000	351,421

			1,060,971

EL SALVADOR 0.1%
El Salvador Government International Bond, 7.65%, 06/15/35		$105,000	110,512

FRANCE 1.1%
France Government Bond OAT
4.00%, 04/25/18	EUR	450,000	647,664
4.00%, 10/25/38		1,100,000	1,487,052

			2,134,716

GERMANY 2.5%
Bundesrepublik Deutschland
4.50%, 01/04/13		1,000,000	1,466,968
4.00%, 01/04/18		170,000	248,092
4.25%, 07/04/18		600,000	888,844
3.25%, 01/04/20		450,000	615,530
4.00%, 01/04/37		1,150,000	1,588,506

			4,807,940

HUNGARY 0.3%
Hungary Government Bond, 8.00%, 02/12/15	HUF	106,000,000	578,829

INDONESIA 0.2%
Indonesia Government International Bond, 7.75%, 01/17/38(b)		290,000	336,400

JAPAN 0.3%
Japan Government Ten Year Bond, 0.80%, 03/20/13	JPY	50,000,000	543,031

LITHUANIA 0.2%
Lithuania Government International Bond
6.75%, 01/15/15(b)		$125,000	136,449
7.38%, 02/11/20(b)		300,000	328,365

			464,814

MEXICO 1.0%
Mexican Bonos
7.25%, 12/15/16	MXN	21,195,000	1,713,943
8.50%, 11/18/38		1,625,000	132,896

			1,846,839

PERU 0.1%
Peru Government International Bond, 7.13%, 03/30/19		$155,000	179,567

POLAND 0.3%
Poland Government Bond, 5.50%, 10/25/19	PLN	1,350,000	471,986
Poland Government International Bond, 6.38%, 07/15/19		$190,000	208,149

			680,135

QATAR 0.1%
Qatar Government International Bond, 6.40%, 01/20/40(b)		120,000	125,400

RUSSIA 0.1%
Russian Foreign Bond — Eurobond, 7.50%, 03/31/30(c)		136,251	157,043

SENEGAL 0.2%
Senegal Government International Bond, 8.75%, 12/22/14		300,000	300,000

SOUTH AFRICA 0.2%
South Africa Government Bond, 6.75%, 03/31/21	ZAR	2,000,000	236,224
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT Multi Sector Bond Fund

	Principal		Market
	Amount		Value

South Africa Government International Bond, 5.50%, 03/09/20		$235,000	237,938

			474,162

SPAIN 0.3%
Spain Government Bond, 6.15%, 01/31/13	EUR	330,000	498,380

SUPRANATIONAL 1.3%
Asian Development Bank, 6.00%, 01/20/15	AUD	650,000	595,098
Corp. Andina de Fomento
1.06%, 11/16/11(a)	EUR	100,000	129,325
8.13%, 06/04/19		$315,000	370,049
Eurasian Development Bank, 7.38%, 09/29/14(b)		235,000	252,038
Inter-American Development Bank, 6.50%, 08/20/19	AUD	530,000	489,851
Nordic Investment Bank, 1.70%, 04/27/17	JPY	50,000,000	560,125

			2,396,486

TURKEY 0.2%
Turkey Government International Bond
7.50%, 11/07/19		$135,000	153,056
6.75%, 05/30/40		220,000	216,150

			369,206

UNITED KINGDOM 0.9%
Credit Suisse First Boston International for CJSC The EXIM of Ukraine, 7.65%, 09/07/11		490,000	486,325
United Kingdom Gilt
4.50%, 03/07/13	GBP	175,000	286,340
5.00%, 09/07/14		618,000	1,037,008

			1,809,673

URUGUAY 0.1%
Uruguay Government International Bond, 6.88%, 09/28/25		$105,000	113,925

VENEZUELA 0.7%
Venezuela Government International Bond, 6.00%, 12/09/20		2,080,000	1,289,600

Total Sovereign Bonds (cost $27,497,417)			29,081,176

U.S. Government Sponsored & Agency Obligations 1.7%
Federal Home Loan Mortgage Corp.
2.13%, 09/21/12		320,000	325,025
5.13%, 11/17/17		265,000	290,188

Federal National Mortgage Association
1.75%, 03/23/11		675,000	682,689
5.00%, 05/11/17		1,050,000	1,141,042
0.00%, 10/09/19		1,450,000	848,381

Total U.S. Government Sponsored & Agency Obligations (cost $3,178,811)			3,287,325

U.S. Treasury Bonds 1.4%
U.S. Treasury Bond
4.38%, 11/15/39 (j)		430,000	406,619
4.50%, 08/15/39		325,000	313,828
4.63%, 02/15/40		205,000	202,053

			922,500

U.S. Treasury Inflation Indexed Bond, 1.38%, 01/15/20		1,700,000	1,669,665

Total U.S. Treasury Bonds (cost $2,649,707)			2,592,165

U.S. Treasury Notes 5.0%
U.S. Treasury Note
0.88%, 02/29/12		1,700,000	1,696,481
1.38%, 02/15/13		1,450,000	1,443,203
1.38%, 03/15/13		610,000	606,425
2.38%, 02/28/15		975,000	968,302
2.50%, 03/31/15		295,000	294,171
3.25%, 12/31/16		55,000	55,073
3.63%, 02/15/20		4,538,000	4,460,713

Total U.S. Treasury Notes (cost $9,590,852)			9,524,368

Yankee Dollars 0.1%
Energy Equipment & Services 0.0%†
Compton Petroleum Finance Corp., 7.63%, 12/01/13		80,000	67,700

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

15

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT Multi Sector Bond Fund

	Principal	Market
	Amount	Value

Yankee Dollars 0.1% (continued)
Oil, Gas & Consumable Fuels 0.1%
Petro-Canada, 6.05%, 05/15/18	$45,000	$48,448
Suncor Energy, Inc., 5.95%, 12/01/34	105,000	103,166

		151,614

Road & Rail 0.0%†
Canadian National Railway Co., 5.55%, 05/15/18	45,000	48,390

Total Yankee Dollars (cost $246,804)		267,704

	Shares	Market Value

Mutual Fund 2.9%
Money Market Fund 2.9%
Invesco AIM Liquid Assets Portfolio, 0.11% (h)	5,485,712	5,485,712

Total Mutual Fund (cost $5,485,712)		5,485,712

Total Investments (cost $188,019,662) (i) — 103.2%		196,429,329
Liabilities in excess of other assets — (3.2)%		(6,089,020)

NET ASSETS — 100.0%		$190,340,309

*	Denotes a non-income producing security.

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2010. The maturity date represents the actual maturity date.

(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at March 31, 2010 was $44,374,936 which represents 23.32% of net assets.

(c)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at March 31, 2010.

(d)	Fair Valued Security.

(e)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2010.

(f)	Perpetual bond security. The maturity date reflects the next call date.

(g)	Illiquid security.

(h)	Represents 7-day effective yield as of March 31, 2010.

(i)	At March 31, 2010, the tax basis cost of the Fund’s investments was $188,169,752, tax unrealized appreciation and depreciation were $10,938,412 and $(2,678,835), respectively.

(j)	A security or a portion of a security was used to cover the margin requirement for futures contracts.

†	Amount rounds to less than 0.1%.

AB	Stock Company

AG	Stock Corporation

ASA	Stock Corporation

BV	Private Limited Liability Company

FHLMC	Federal Home Loan Mortgage Corporation

GmbH	Limited Liability Company

LLC	Limited Liability Company

LP	Limited Partnership

Ltd.	Limited

PLC	Public Limited Company

REMICS	Real Estate Mortgage Investment Conduits

SA	Stock Company

SA de CV	Public Traded Company with Variable Capital

SAB de CV	Public Traded Company

TBA	To Be Announced

UK	United Kingdom

Currency:

AUD	- Australian Dollar

BRL	- Brazilian Real

CAD	- Canadian Dollar

COP	- Colombian Peso

EUR	- Euro

GBP	- Great British Pound

HUF	- Hungarian Forint

JPY	- Japanese Yen

MXN	- Mexican Peso

PLN	- Poland New Zloty

ZAR	- South Africa Rand
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16

Statement of Investments
March 31, 2010 (Unaudited)
NVIT Multi Sector Bond Fund
At March 31, 2010, the Fund’s open futures contracts were as follows:

Number			Notional Value	Unrealized
of			Covered by	Appreciation
Contracts	Long Contracts	Expiration	Contracts	(Depreciation)

2	Japan 10 Year Bond	06/10/10	$3,060,170	$(21,378)
29	U.S Treasury 2 Year Note	06/30/10	6,291,641	(5,047)
106	U.S Treasury 5 Year Note	06/30/10	12,173,437	(51,572)

			$21,525,248	$(77,997)

Number			Notional Value
of			Covered by	Unrealized
Contracts	Short Contracts	Expiration	Contracts	Appreciation

6	90-Day Eurodollar	06/14/10	$1,494,508	$58
6	90-Day Eurodollar	09/13/10	1,492,183	208
6	90-Day Eurodollar	12/13/10	1,488,133	583
6	90-Day Eurodollar	03/14/11	1,482,958	658
6	90-Day Eurodollar	06/13/11	1,477,333	658
6	90-Day Eurodollar	09/19/11	1,471,783	582
6	90-Day Eurodollar	12/19/11	1,466,506	632
6	90-Day Eurodollar	03/19/12	1,462,007	782
24	U.S. Treasury 10 Year Note	06/21/10	2,790,000	13,824
11	U.S. Treasury Bond	06/21/10	1,277,375	2,726

			$15,902,786	$20,711

At March 31, 2010, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows :

		Currency			Unrealized
		Received/	Contract	Market	Appreciation/
Currency	Delivery Date	(Delivered)	Value	Value	(Depreciation)

Short Contracts:
Australian Dollar	4/15/10	(135,000)	$(122,503)	$(123,752)	$(1,249)
Australian Dollar	4/15/10	(200,000)	(181,486)	(183,337)	(1,851)
Australian Dollar	4/15/10	(250,000)	(229,175)	(229,171)	4
Brazilian Real	4/05/10	(170,905)	(95,000)	(96,103)	(1,103)
Brazilian Real	4/05/10	(260,855)	(145,000)	(146,684)	(1,684)
British Pound	4/15/10	(95,000)	(142,476)	(144,156)	(1,680)
British Pound	4/15/10	(910,194)	(1,365,057)	(1,381,159)	(16,102)
British Pound	4/15/10	(513,424)	(770,004)	(779,087)	(9,083)
Canadian Dollar	4/15/10	(1,193,544)	(1,163,138)	(1,175,154)	(12,016)
Canadian Dollar	4/15/10	(505,915)	(500,000)	(498,119)	1,881
Euro	4/06/10	(158,278)	(212,426)	(213,778)	(1,352)
Euro	4/15/10	(785,407)	(1,070,864)	(1,060,811)	10,053
Euro	4/15/10	(250,000)	(332,855)	(337,662)	(4,807)
Euro	4/15/10	(350,000)	(477,208)	(472,728)	4,480
Euro	4/15/10	(125,000)	(166,427)	(168,831)	(2,404)
Euro	4/15/10	(2,530,000)	(3,449,528)	(3,417,144)	32,384
Hungarian Forint	4/15/10	(48,980,075)	(250,000)	(248,992)	1,008
Hungarian Forint	4/15/10	(19,592,030)	(100,000)	(99,597)	403
South African Rand	4/15/10	(854,784)	(115,000)	(117,146)	(2,146)
South African Rand	4/15/10	(2,229,870)	(300,000)	(305,600)	(5,600)

Total Short Contracts			$(11,188,147)	$(11,199,011)	$(10,864)

		Currency			Unrealized
		Received/	Contract	Market	Appreciation/
Currency	Delivery Date	(Delivered)	Value	Value	(Depreciation)

Long Contracts:
Australian Dollar	4/15/10	400,000	$366,755	$366,673	$(82)
British Pound	4/15/10	110,000	168,341	166,918	(1,423)
British Pound	4/15/10	525,000	796,592	796,653	61
Canadian Dollar	4/01/10	128,814	122,208	126,829	4,621
Canadian Dollar	4/01/10	331,950	314,926	326,835	11,909
Canadian Dollar	5/03/10	331,950	327,011	326,835	(176)
Canadian Dollar	5/03/10	128,814	126,897	126,829	(68)
Euro	4/15/10	200,000	268,285	270,130	1,845
Euro	4/15/10	650,000	871,926	877,923	5,997
Japanese Yen	4/15/10	231,025,050	2,570,847	2,471,257	(99,590)
Japanese Yen	4/15/10	69,745,500	750,000	746,062	(3,938)
Norwegian Krone	4/15/10	645,000	108,390	108,478	88
Norwegian Krone	4/15/10	4,200,000	705,799	706,369	570
Swiss Franc	4/15/10	197,737	185,000	187,547	2,547

Total Long Contracts			$7,728,608	$7,650,964	$(77,639)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

17

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT Multi Sector Bond Fund
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:

Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2010:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Asset-Backed Securities	$—	$12,030,718	$—	$12,030,718
Collateralized Mortgage Obligations	—	14,690,673	21,172	14,711,845
Commercial Mortgage Backed Securities	—	11,007,574	—	11,007,574
Common Stocks	88,612	—	—	88,612
Convertible Corporate Bonds	—	324,550	—	324,550
Corporate Bonds	—	87,687,328	8	87,687,336
Forward Currency Contracts	—	77,851	—	77,851
Futures Contracts	20,711	—	—	20,711
Municipal Bonds	—	1,018,514	—	1,018,514
Mutual Fund	5,485,712	—	—	5,485,712
Sovereign Bonds	—	29,081,176	—	29,081,176
U.S. Government Mortgage Backed Agencies	—	19,321,730	—	19,321,730
U.S. Government Sponsored & Agency Obligations	—	3,287,325	—	3,287,325
U.S. Treasury Bonds	—	2,592,165	—	2,592,165
U.S. Treasury Notes	—	9,524,368	—	9,524,368
Yankee Dollars	—	267,704	—	267,704

Total Assets	5,595,035	190,911,676	21,180	196,527,891

Liabilities:
Forward Currency Contracts	—	(166,354)	—	(166,354)
Futures Contracts	(77,997)	—	—	(77,997)

Total Liabilities	(77,997)	(166,354)	—	(244,351)

Total	$5,517,038	$190,745,322	$21,180	$196,283,540

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Collateralized Mortgage
	Obligations	Corporate Bonds	Total

Balance as of 12/31/09	$34,581	$—	$34,581
Accrued Accretion/(Amortization)	—	—	—
Change in Unrealized Appreciation/(Depreciation)	1,703,369	8	1,703,377
Realized gains/(losses)	(1,711,193)	—	(1,711,193)
Net Purchases/(Sales)	(5,585)	—	(5,585)
Transfers In/(Out) of Level 3	—	—	—

Balance as of 03/31/10	$21,172	$8	$21,180

Amounts designated as “-”, which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT Multi Sector Bond Fund
The Fund is subject to the provisions of FASB ASC 815, “Derivatives and Hedging” (formerly known as SFAS 161). The standard requires enhanced disclosure about an entity’s derivative and hedging activities.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2010. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts and futures contracts.
Forward Foreign Currency Contracts
The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective. The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. A forward foreign currency contract is adjusted daily by the exchange rate of the underlying currency, and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement rate. When the Fund enters into a forward foreign currency contract, it is exposed to risks from unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contract may be unable to meet their obligations under the contracts.
Futures Contracts
The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund may enter into financial futures contracts (“futures contracts”) to gain exposure to, or hedge against changes in, the value of equities. The Fund may also enter into futures contracts for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to enter into and maintain futures contracts may not exceed 5% of the Fund’s NAV after taking into account unrealized gains and unrealized losses on such futures contracts.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. Futures contracts involve minimal counterparty credit risk to the Fund because futures contracts are exchange-traded, and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees futures contracts against default.
Fair Values of Derivative Instruments as of March 31, 2010
Derivatives not accounted for as hedging instruments under ASC 815

Fair Value
Assets:
Interest rate contracts	$20,711
Foreign currency contracts	77,851

Total	$98,562

Liabilities:
Interest rate contracts	$(77,997)
Foreign currency contracts	(166,354)

Total	$(244,351)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

19

Statement of Investments
March 31, 2010 (Unaudited)
NVIT Nationwide Fund

		Market
	Shares	Value

Common Stocks 98.1%
Aerospace & Defense 3.7%
Boeing Co. (The)	69,400	$5,039,134
ITT Corp.	274,200	14,699,862
United Technologies Corp.	310,717	22,871,878

		42,610,874

Air Freight & Logistics 0.5%
FedEx Corp.	55,900	5,221,060

Auto Components 0.5%
BorgWarner, Inc. *	152,900	5,837,722

Automobiles 0.3%
Ford Motor Co. *	253,351	3,184,622

Beverages 2.0%
PepsiCo, Inc.	342,395	22,652,853

Biotechnology 2.0%
Amgen, Inc. *	54,799	3,274,788
Gilead Sciences, Inc. *	425,100	19,333,548

		22,608,336

Capital Markets 3.4%
Charles Schwab Corp. (The)	462,100	8,636,649
Goldman Sachs Group, Inc. (The)	80,071	13,662,515
Raymond James Financial, Inc.	119,100	3,184,734
State Street Corp.	301,700	13,618,738

		39,102,636

Chemicals 3.0%
Cytec Industries, Inc.	100,300	4,688,022
E.I. du Pont de Nemours & Co.	106,300	3,958,612
International Flavors & Fragrances, Inc.	96,200	4,585,854
Monsanto Co.	94,000	6,713,480
Praxair, Inc.	170,900	14,184,700

		34,130,668

Commercial Banks 3.2%
PNC Financial Services Group, Inc.	76,700	4,578,990
Royal Bank of Canada	216,000	12,641,205
SunTrust Banks, Inc.	62,000	1,660,980
Wells Fargo & Co.	551,800	17,172,016

		36,053,191

Communications Equipment 4.2%
Cisco Systems, Inc. *	960,543	25,002,934
Motorola, Inc. *	453,500	3,183,570
QUALCOMM, Inc.	478,300	20,083,817

		48,270,321

Computers & Peripherals 4.1%
Apple, Inc. *	36,243	8,514,568
EMC Corp. *	677,200	12,216,688
Hewlett-Packard Co.	220,197	11,703,471
International Business Machines Corp.	88,794	11,387,830
NCR Corp. *	252,156	3,479,753

		47,302,310

Consumer Finance 1.4%
American Express Co.	138,500	5,714,510
Capital One Financial Corp.	241,200	9,988,092

		15,702,602

Diversified Financial Services 3.1%
Bank of America Corp.	547,608	9,774,803
JPMorgan Chase & Co.	562,843	25,187,224

		34,962,027

Diversified Telecommunication Services 1.5%
AT&T, Inc.	209,223	5,406,322
TELUS Corp.	204,617	7,615,343
Verizon Communications, Inc.	148,600	4,609,572

		17,631,237

Electric Utilities 0.4%
Northeast Utilities	163,400	4,516,376

Electrical Equipment 1.2%
Emerson Electric Co.	281,500	14,170,710

Electronic Equipment, Instruments & Components 0.3%
Avnet, Inc. *	100,800	3,024,000

Energy Equipment & Services 3.1%
FMC Technologies, Inc. *	56,500	3,651,595
Halliburton Co.	144,200	4,344,746
Rowan Cos., Inc. *	145,600	4,238,416
Schlumberger Ltd.	200,400	12,717,384
Tidewater, Inc.	214,600	10,144,142

		35,096,283

Food & Staples Retailing 3.8%
Costco Wholesale Corp.	69,600	4,155,816
CVS Caremark Corp.	616,820	22,550,939
Kroger Co. (The)	172,800	3,742,848
Sysco Corp.	195,800	5,776,100
Wal-Mart Stores, Inc.	124,023	6,895,679

		43,121,382

Food Products 4.0%
Archer-Daniels-Midland Co.	128,800	3,722,320
Del Monte Foods Co.	287,200	4,193,120
Hormel Foods Corp.	70,900	2,978,509
Kellogg Co.	246,900	13,191,867
Kraft Foods, Inc., Class A	589,800	17,835,552
Tyson Foods, Inc., Class A	182,600	3,496,790

		45,418,158

Gas Utilities 0.7%
Atmos Energy Corp.	151,300	4,322,641
UGI Corp.	131,300	3,484,702

		7,807,343

Health Care Equipment & Supplies 3.0%
Baxter International, Inc.	343,400	19,985,880
St. Jude Medical, Inc. *	350,368	14,382,607

		34,368,487

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT Nationwide Fund

		Market
	Shares	Value

Health Care Providers & Services 4.3%
Aetna, Inc.	407,661	$14,312,978
Cardinal Health, Inc.	150,100	5,408,103
McKesson Corp.	82,500	5,421,900
Medco Health Solutions, Inc. *	66,700	4,306,152
Quest Diagnostics, Inc.	247,200	14,409,288
UnitedHealth Group, Inc.	159,500	5,210,865

		49,069,286

Hotels, Restaurants & Leisure 0.7%
Starwood Hotels & Resorts Worldwide, Inc.	168,800	7,872,832

Household Durables 0.5%
Stanley Black & Decker, Inc.	59,542	3,418,306
Whirlpool Corp.	26,700	2,329,575

		5,747,881

Household Products 1.2%
Procter & Gamble Co. (The)	214,490	13,570,782

Industrial Conglomerates 1.9%
3M Co.	141,300	11,808,441
General Electric Co.	550,646	10,021,757

		21,830,198

Information Technology Services 2.2%
Alliance Data Systems Corp. *(a)	167,400	10,711,926
Cognizant Technology Solutions Corp., Class A *	194,600	9,920,708
Computer Sciences Corp. *	87,300	4,756,977

		25,389,611

Insurance 3.3%
Aflac, Inc.	136,200	7,394,298
MetLife, Inc.	238,090	10,318,821
Old Republic International Corp.	351,755	4,460,253
PartnerRe Ltd.	47,400	3,778,728
Progressive Corp. (The)	476,035	9,087,508
Transatlantic Holdings, Inc.	51,759	2,732,875

		37,772,483

Internet & Catalog Retail 0.4%
Amazon.com, Inc. *	34,400	4,669,112

Internet Software & Services 1.5%
Google, Inc., Class A *	10,750	6,095,358
Yahoo!, Inc. *	643,000	10,628,790

		16,724,148

Life Sciences Tools & Services 0.4%
Mettler-Toledo International, Inc. *	39,700	4,335,240

Machinery 3.6%
Caterpillar, Inc.	94,100	5,914,185
Cummins, Inc.	93,900	5,817,105
Deere & Co.	273,629	16,269,980
Eaton Corp.	52,700	3,993,079
PACCAR, Inc.	201,400	8,728,676

		40,723,025

Media 1.2%
Cablevision Systems Corp., Class A	103,092	2,488,641
Comcast Corp., Class A	329,100	6,193,662
Walt Disney Co. (The)	140,000	4,887,400

		13,569,703

Multiline Retail 0.3%
J.C. Penney Co., Inc.	100,200	3,223,434

Multi-Utilities 0.3%
Integrys Energy Group, Inc.	71,400	3,382,932

Oil, Gas & Consumable Fuels 8.2%
Apache Corp.	192,600	19,548,900
Chevron Corp.	217,178	16,468,608
EOG Resources, Inc.	102,500	9,526,350
Exxon Mobil Corp.	321,243	21,516,856
Hess Corp.	348,070	21,771,778
Murphy Oil Corp.	90,000	5,057,100

		93,889,592

Paper & Forest Products 0.3%
MeadWestvaco Corp.	121,800	3,111,990

Pharmaceuticals 3.6%
Bristol-Myers Squibb Co.	162,800	4,346,760
Eli Lilly & Co.	88,730	3,213,801
Johnson & Johnson	302,470	19,721,044
Merck & Co., Inc.	138,527	5,173,984
Pfizer, Inc.	479,109	8,216,719

		40,672,308

Real Estate Investment Trusts (REITs) 0.3%
Plum Creek Timber Co., Inc.	77,400	3,011,634

Road & Rail 1.3%
Canadian National Railway Co.	243,200	14,735,488

Semiconductors & Semiconductor Equipment 3.5%
Applied Materials, Inc.	226,700	3,055,916
Intel Corp.	1,079,368	24,026,732
Marvell Technology Group Ltd. *	491,900	10,024,922
Texas Instruments, Inc.	133,600	3,269,192

		40,376,762

Software 3.8%
McAfee, Inc. *	328,300	13,174,679
Microsoft Corp.	312,794	9,155,481
Oracle Corp.	816,800	20,983,592

		43,313,752

Specialty Retail 3.8%
Best Buy Co., Inc.	95,000	4,041,300
Home Depot, Inc.	110,057	3,560,344
Lowe’s Cos., Inc.	161,200	3,907,488
Sherwin-Williams Co. (The)	62,500	4,230,000
Staples, Inc.	431,540	10,093,721
TJX Cos., Inc.	277,300	11,790,796
Urban Outfitters, Inc. *	148,300	5,639,849

		43,263,498

Tobacco 1.8%
Philip Morris International, Inc.	391,200	20,404,992

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT Nationwide Fund

		Market
	Shares	Value

Wireless Telecommunication Services 0.3%
Telephone & Data Systems, Inc.	102,300	$3,462,855

Total Common Stocks (cost $904,517,742)		1,116,916,736

Mutual Fund 1.9%
Money Market Fund 1.9%
Invesco AIM Liquid Assets Portfolio, 0.11% (b)	21,255,178	21,255,178

Total Mutual Fund (cost $21,255,178)		21,255,178

	Principal	Market
	Amount	Value

Repurchase Agreement 0.8%

Morgan Stanley, 0.02%, dated 03/31/2010, due 04/01/2010, repurchase price $9,572,175, collateralized by U.S. Government Agency Securities 4.50% - 6.00%, maturing 01/01/2019 - 03/01/2040; total market value of $9,764,619. (c)	$9,572,170	$9,572,170

Total Repurchase Agreement (cost $9,572,170)		9,572,170

Total Investments (cost $935,345,090) (d) — 100.8%		1,147,744,084

Liabilities in excess of other assets — (0.8%)		(9,590,818)

NET ASSETS — 100.0%		$1,138,153,266

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at March 31, 2010. The total value of securities on loan at March 31, 2010 was $9,351,499.

(b)	Represents 7-day effective yield as of March 31, 2010.

(c)	The security was purchased with cash collateral held from securities on loan. The total value of this security as of March 31, 2010 was $9,572,170.

(d)	At March 31, 2010, the tax basis cost of the Fund’s investments was $975,915,566, tax unrealized appreciation and depreciation were $182,123,486 and $(10,294,968), respectively.

Ltd.	Limited
REIT	Real Estate Investment Trust
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT Nationwide Fund
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:

Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2010:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$1,116,916,736	$—	$—	$1,116,916,736
Mutual Fund	21,255,178	—	—	21,255,178
Repurchase Agreement	—	9,572,170	—	9,572,170

Total	$1,138,171,914	$9,572,170	$—	$1,147,744,084

Amounts designated as “-” are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT Nationwide Leaders Fund

		Market
	Shares	Value

Common Stocks 97.9%
Aerospace & Defense 4.3%
United Technologies Corp.	6,800	$500,548

Beverages 3.0%
PepsiCo, Inc.	5,200	344,032

Biotechnology 2.8%
Gilead Sciences, Inc.*	7,300	332,004

Capital Markets 6.0%
Goldman Sachs Group, Inc. (The)	1,690	288,365
State Street Corp.	9,100	410,774

		699,139

Chemicals 3.2%
Praxair, Inc.	4,500	373,500

Communications Equipment 8.0%
Cisco Systems, Inc.*	21,220	552,357
QUALCOMM, Inc.	8,900	373,711

		926,068

Consumer Finance 2.6%
Capital One Financial Corp.	7,300	302,293

Diversified Financial Services 3.7%
JPMorgan Chase & Co.	9,500	425,125

Energy Equipment & Services 4.0%
Schlumberger Ltd.	7,400	469,604

Food & Staples Retailing 4.5%
CVS Caremark Corp.	14,400	526,464

Food Products 4.2%
Kraft Foods, Inc., Class A	16,300	492,912

Health Care Equipment & Supplies 4.4%
Baxter International, Inc.	8,800	512,160

Health Care Providers & Services 3.9%
Quest Diagnostics, Inc.	7,820	455,828

Industrial Conglomerates 4.2%
3M Co.	5,900	493,063

Information Technology Services 6.7%
Alliance Data Systems Corp.*	6,100	390,339
Cognizant Technology Solutions Corp., Class A*	7,640	389,487

		779,826

Machinery 3.4%
Deere & Co.	6,620	393,625

Oil, Gas & Consumable Fuels 6.9%
Apache Corp.	4,300	436,450
EOG Resources, Inc.	3,900	362,466

		798,916

Pharmaceuticals 3.0%
Johnson & Johnson	5,370	350,124

Road & Rail 3.9%
Canadian National Railway Co.	7,500	454,425

Software 4.6%
Oracle Corp.	20,800	534,352

Specialty Retail 6.0%
TJX Cos., Inc.	9,940	422,649
Urban Outfitters, Inc.*	7,100	270,013

		692,662

Tobacco 4.6%
Philip Morris International, Inc.	10,170	530,467

Total Common Stocks (cost $8,694,250)		11,387,137

Mutual Fund 2.1%
Money Market Fund 2.1%
Invesco AIM Liquid Assets Portfolio, 0.11% (a)	240,306	240,306

Total Mutual Fund (cost $240,306)		240,306

Total Investments (cost $8,934,556) (b) — 100.0%		11,627,443
Other assets in excess of liabilities — 0.0%		643

NET ASSETS — 100.0%		$11,628,086

*	Denotes a non-income producing security.

(a)	Represents 7-day effective yield as of March 31, 2010.

(b)	At March 31, 2010, the tax basis cost of the Fund’s investments was $9,223,146, tax unrealized appreciation and depreciation were $2,423,891 and $(19,594), respectively.
Ltd.      Limited
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT Nationwide Leaders Fund
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:

Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2010:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$11,387,137	$—	$—	$11,387,137
Mutual Fund	240,306	—	—	240,306

Total	$11,627,443	$—	$—	$11,627,443

Amounts designated as “-” are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments
March 31, 2010 (Unaudited)
NVIT S&P 500 Index Fund

		Market
	Shares	Value

Common Stocks 99.5%
Aerospace & Defense 3.0%
Boeing Co. (The)	154,850	$11,243,658
General Dynamics Corp.	78,970	6,096,484
Goodrich Corp.	25,461	1,795,510
Honeywell International, Inc.	156,156	7,069,182
ITT Corp.	37,401	2,005,068
L-3 Communications Holdings, Inc.	23,754	2,176,579
Lockheed Martin Corp.	64,565	5,373,099
Northrop Grumman Corp.	63,654	4,173,793
Precision Castparts Corp.	28,832	3,653,303
Raytheon Co.	78,409	4,478,722
Rockwell Collins, Inc.	32,224	2,016,900
United Technologies Corp.	191,647	14,107,136

		64,189,434

Air Freight & Logistics 1.0%
CH Robinson Worldwide, Inc.	34,350	1,918,448
Expeditors International of Washington, Inc.	43,400	1,602,328
FedEx Corp.	63,978	5,975,545
United Parcel Service, Inc., Class B	203,140	13,084,247

		22,580,568

Airlines 0.1%
Southwest Airlines Co.	151,680	2,005,210

Auto Components 0.2%
Goodyear Tire & Rubber Co. (The)*	49,443	624,960
Johnson Controls, Inc.	137,288	4,529,131

		5,154,091

Automobiles 0.5%
Ford Motor Co.*	689,207	8,663,332
Harley-Davidson, Inc.	47,956	1,346,125

		10,009,457

Beverages 2.5%
Brown-Forman Corp., Class B	22,273	1,324,130
Coca-Cola Co. (The)	471,734	25,945,370
Coca-Cola Enterprises, Inc.	65,080	1,800,113
Constellation Brands, Inc., Class A*	41,276	678,577
Dr. Pepper Snapple Group, Inc.	52,000	1,828,840
Molson Coors Brewing Co., Class B	32,182	1,353,575
PepsiCo, Inc.	334,445	22,126,881

		55,057,486

Biotechnology 1.5%
Amgen, Inc.*	200,411	11,976,561
Biogen Idec, Inc.*	55,092	3,160,077
Celgene Corp.*	94,003	5,824,426
Cephalon, Inc.*	15,300	1,037,034
Genzyme Corp.*	54,297	2,814,213
Gilead Sciences, Inc.*	184,897	8,409,116

		33,221,427

Building Products 0.1%
Masco Corp.	73,460	1,140,099

Capital Markets 2.7%
Ameriprise Financial, Inc.	52,201	2,367,837
Bank of New York Mellon Corp. (The)	246,398	7,608,770
Charles Schwab Corp. (The)	195,026	3,645,036
E*Trade Financial Corp.*	320,784	529,294
Federated Investors, Inc., Class B (a)	18,033	475,711
Franklin Resources, Inc.	30,496	3,382,006
Goldman Sachs Group, Inc. (The)	107,684	18,374,121
Invesco Ltd.	87,700	1,921,507
Janus Capital Group, Inc.	36,062	515,326
Legg Mason, Inc.	33,197	951,758
Morgan Stanley	283,409	8,301,050
Northern Trust Corp.	49,444	2,732,275
State Street Corp.	101,221	4,569,116
T. Rowe Price Group, Inc.	52,714	2,895,580

		58,269,387

Chemicals 1.9%
Air Products & Chemicals, Inc.	43,315	3,203,144
Airgas, Inc.	16,800	1,068,816
CF Industries Holdings, Inc.	10,400	948,272
Dow Chemical Co. (The)	234,081	6,921,775
E.I. du Pont de Nemours & Co.	184,934	6,886,942
Eastman Chemical Co.	14,906	949,214
Ecolab, Inc.	48,657	2,138,475
FMC Corp.	14,800	895,992
International Flavors & Fragrances, Inc.	14,773	704,229
Monsanto Co.	111,506	7,963,759
PPG Industries, Inc.	34,195	2,236,353
Praxair, Inc.	62,639	5,199,037
Sigma-Aldrich Corp.	24,909	1,336,617

		40,452,625

Commercial Banks 3.1%
BB&T Corp.	140,692	4,557,014
Comerica, Inc.	35,727	1,359,055
Fifth Third Bancorp	162,625	2,210,074
First Horizon National Corp.*	46,612	654,898
Huntington Bancshares, Inc.	142,218	763,710
KeyCorp	179,681	1,392,528
M&T Bank Corp. (a)	16,960	1,346,285
Marshall & Ilsley Corp.	105,255	847,303
PNC Financial Services Group, Inc.	105,801	6,316,320
Regions Financial Corp.	243,031	1,907,793
SunTrust Banks, Inc.	102,176	2,737,295
U.S. Bancorp	391,540	10,133,055
Wells Fargo & Co.	1,060,110	32,990,623
Zions Bancorporation (a)	27,857	607,840

		67,823,793

Commercial Services & Supplies 0.5%
Avery Dennison Corp.	22,854	832,114
Cintas Corp.	26,931	756,492
Iron Mountain, Inc.	37,500	1,027,500
Pitney Bowes, Inc.	42,425	1,037,291
Republic Services, Inc.	66,099	1,918,193
RR Donnelley & Sons Co.	42,033	897,405
Stericycle, Inc.*	17,400	948,300
Waste Management, Inc.	100,242	3,451,332

		10,868,627

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT S&P 500 Index Fund

		Market
	Shares	Value

Common Stocks (continued)
Communications Equipment 2.5%
Cisco Systems, Inc.*	1,171,587	$30,496,410
Harris Corp.	27,000	1,282,230
JDS Uniphase Corp.*	45,393	568,774
Juniper Networks, Inc.*	107,499	3,298,069
Motorola, Inc.*	472,819	3,319,189
QUALCOMM, Inc.	343,935	14,441,831
Tellabs, Inc.	78,885	597,160

		54,003,663

Computers & Peripherals 5.7%
Apple, Inc.*	185,561	43,593,846
Dell, Inc.*	352,313	5,288,218
EMC Corp.*	417,400	7,529,896
Hewlett-Packard Co.	481,729	25,603,896
International Business Machines Corp.	265,826	34,092,185
Lexmark International, Inc., Class A*	15,977	576,450
NetApp, Inc.*	69,347	2,257,938
QLogic Corp.*	23,453	476,096
SanDisk Corp.*	46,682	1,616,598
Teradata Corp.*	35,000	1,011,150
Western Digital Corp.*	46,100	1,797,439

		123,843,712

Construction & Engineering 0.2%
Fluor Corp.	36,266	1,686,732
Jacobs Engineering Group, Inc.*	25,400	1,147,826
Quanta Services, Inc.*	42,500	814,300

		3,648,858

Construction Materials 0.1%
Vulcan Materials Co.	25,677	1,212,981

Consumer Finance 0.8%
American Express Co.	244,928	10,105,729
Capital One Financial Corp.	92,022	3,810,631
Discover Financial Services	110,932	1,652,887
SLM Corp.*	98,295	1,230,654

		16,799,901

Containers & Packaging 0.2%
Ball Corp.	19,514	1,041,657
Bemis Co., Inc.	21,439	615,728
Owens-Illinois, Inc.*	34,500	1,226,130
Pactiv Corp.*	27,083	681,950
Sealed Air Corp.	32,487	684,826

		4,250,291

Distributors 0.1%
Genuine Parts Co.	32,628	1,378,207

Diversified Consumer Services 0.2%
Apollo Group, Inc., Class A*	26,047	1,596,421
DeVry, Inc.	12,600	821,520
H&R Block, Inc.	68,650	1,221,970

		3,639,911

Diversified Financial Services 4.6%
Bank of America Corp.	2,052,800	36,642,480
Citigroup, Inc.*	4,020,643	16,283,604
CME Group, Inc.	13,611	4,302,573
IntercontinentalExchange, Inc.*	15,200	1,705,136
JPMorgan Chase & Co.	812,944	36,379,244
Leucadia National Corp.*	38,826	963,273
Moody’s Corp. (a)	40,703	1,210,915
NASDAQ OMX Group, Inc. (The)*	30,100	635,712
NYSE Euronext	53,200	1,575,252

		99,698,189

Diversified Telecommunication Services 2.5%
AT&T, Inc.	1,207,726	31,207,640
CenturyTel, Inc.	60,893	2,159,266
Frontier Communications Corp.(a)	63,837	474,947
Qwest Communications International, Inc.	306,046	1,597,560
Verizon Communications, Inc.	580,261	17,999,696
Windstream Corp.	90,505	985,600

		54,424,709

Electric Utilities 1.8%
Allegheny Energy, Inc.	35,106	807,438
American Electric Power Co., Inc.	97,776	3,341,984
Duke Energy Corp.	266,963	4,356,836
Edison International	67,469	2,305,416
Entergy Corp.	38,692	3,147,594
Exelon Corp.	134,927	5,911,152
FirstEnergy Corp.	62,334	2,436,636
FPL Group, Inc.	84,580	4,087,751
Northeast Utilities	34,600	956,344
Pepco Holdings, Inc.	48,700	835,205
Pinnacle West Capital Corp.	21,010	792,707
PPL Corp.	78,127	2,164,899
Progress Energy, Inc.	57,266	2,253,990
Southern Co.	164,488	5,454,422

		38,852,374

Electrical Equipment 0.5%
Emerson Electric Co.	153,951	7,749,893
First Solar, Inc.* (a)	9,900	1,214,235
Rockwell Automation, Inc.	29,152	1,643,007
Roper Industries, Inc.	18,600	1,075,824

		11,682,959

Electronic Equipment, Instruments & Components 0.6%
Agilent Technologies, Inc.*	70,665	2,430,169
Amphenol Corp., Class A	35,100	1,480,869
Corning, Inc.	318,394	6,434,743
FLIR Systems, Inc.*	31,400	885,480
Jabil Circuit, Inc.	38,997	631,361
Molex, Inc.	26,486	552,498

		12,415,120

Energy Equipment & Services 1.8%
Baker Hughes, Inc.	65,038	3,046,380
BJ Services Co.	63,571	1,360,419
Cameron International Corp.*	50,000	2,143,000
Diamond Offshore Drilling, Inc.(a)	14,200	1,261,102
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT S&P 500 Index Fund

		Market
	Shares	Value

Common Stocks (continued)
Energy Equipment & Services 1.8% (continued)
FMC Technologies, Inc.*	25,000	$1,615,750
Halliburton Co.	184,577	5,561,305
Helmerich & Payne, Inc.	21,800	830,144
Nabors Industries Ltd.*	57,980	1,138,147
National Oilwell Varco, Inc.	85,568	3,472,350
Rowan Cos., Inc.*	23,272	677,448
Schlumberger Ltd.	245,748	15,595,168
Smith International, Inc.	50,608	2,167,035

		38,868,248

Food & Staples Retailing 2.7%
Costco Wholesale Corp.	89,226	5,327,685
CVS Caremark Corp.	286,996	10,492,574
Kroger Co. (The)	132,799	2,876,426
Safeway, Inc.	83,176	2,067,755
SUPERVALU, Inc.	44,159	736,572
Sysco Corp.	121,135	3,573,483
Walgreen Co.	202,304	7,503,455
Wal-Mart Stores, Inc.	436,632	24,276,739
Whole Foods Market, Inc.*	34,966	1,264,021

		58,118,710

Food Products 1.7%
Archer-Daniels-Midland Co.	131,486	3,799,946
Campbell Soup Co.	38,820	1,372,287
ConAgra Foods, Inc.	90,616	2,271,743
Dean Foods Co.*	38,586	605,414
General Mills, Inc.	66,801	4,728,843
H.J. Heinz Co.	64,571	2,945,083
Hershey Co. (The)	34,045	1,457,467
Hormel Foods Corp.	14,300	600,743
JM Smucker Co. (The)	24,400	1,470,344
Kellogg Co.	52,014	2,779,108
Kraft Foods, Inc., Class A	355,383	10,746,782
McCormick & Co., Inc., Non-Voting Shares	25,995	997,168
Sara Lee Corp.	142,566	1,985,944
Tyson Foods, Inc., Class A	62,424	1,195,420

		36,956,292

Gas Utilities 0.2%
EQT Corp.	29,421	1,206,261
Nicor, Inc.	9,281	389,059
Oneok, Inc.	21,800	995,170
Questar Corp.	35,649	1,540,037

		4,130,527

Health Care Equipment & Supplies 1.9%
Baxter International, Inc.	123,274	7,174,547
Becton, Dickinson & Co.	48,487	3,817,382
Boston Scientific Corp.*	308,935	2,230,511
C.R. Bard, Inc.	19,723	1,708,406
CareFusion Corp.*	36,250	958,087
DENTSPLY International, Inc.	31,100	1,083,835
Hospira, Inc.*	33,174	1,879,307
Intuitive Surgical, Inc.*	7,814	2,720,288
Medtronic, Inc.	226,502	10,199,385
St. Jude Medical, Inc.*	68,444	2,809,626
Stryker Corp.	57,808	3,307,774
Varian Medical Systems, Inc.*	25,476	1,409,587
Zimmer Holdings, Inc.*	43,564	2,578,989

		41,877,724

Health Care Providers & Services 2.2%
Aetna, Inc.	88,751	3,116,048
AmerisourceBergen Corp.	58,918	1,703,909
Cardinal Health, Inc.	74,200	2,673,426
CIGNA Corp.	55,948	2,046,578
Coventry Health Care, Inc.*	30,643	757,495
DaVita, Inc.*	21,200	1,344,080
Express Scripts, Inc.*	56,208	5,719,726
Humana, Inc.*	34,714	1,623,574
Laboratory Corp of America Holdings*	21,723	1,644,648
McKesson Corp.	54,793	3,600,996
Medco Health Solutions, Inc.*	96,596	6,236,238
Patterson Cos., Inc.	19,075	592,279
Quest Diagnostics, Inc.	31,760	1,851,290
Tenet Healthcare Corp.*	100,363	574,076
UnitedHealth Group, Inc.	237,793	7,768,697
WellPoint, Inc.*	92,043	5,925,728

		47,178,788

Hotels, Restaurants & Leisure 1.5%
Carnival Corp.	89,382	3,475,172
Darden Restaurants, Inc.	28,612	1,274,379
International Game Technology	60,815	1,122,037
Marriott International, Inc., Class A	51,864	1,634,753
McDonald’s Corp.	220,159	14,689,008
Starbucks Corp.*	151,977	3,688,482
Starwood Hotels & Resorts Worldwide, Inc.	38,308	1,786,685
Wyndham Worldwide Corp.	36,587	941,384
Wynn Resorts Ltd.	14,100	1,069,203
Yum! Brands, Inc.	95,679	3,667,376

		33,348,479

Household Durables 0.4%
D.R. Horton, Inc.	56,458	711,371
Fortune Brands, Inc.	30,726	1,490,518
Harman International Industries, Inc.*	13,194	617,215
Leggett & Platt, Inc.	31,163	674,367
Lennar Corp., Class A	32,930	566,725
Newell Rubbermaid, Inc.	56,795	863,284
Pulte Group, Inc.*	64,503	725,659
Stanley Black & Decker, Inc.	33,460	1,920,939
Whirlpool Corp.	15,228	1,328,643

		8,898,721

Household Products 2.5%
Clorox Co.	28,917	1,854,736
Colgate-Palmolive Co.	101,072	8,617,399
Kimberly-Clark Corp.	84,984	5,343,794
Procter & Gamble Co. (The)	594,353	37,604,714

		53,420,643

Independent Power Producers & Energy Traders 0.2%
AES Corp. (The)*	145,344	1,598,784
Constellation Energy Group, Inc.	44,596	1,565,766
NRG Energy, Inc.*	26,066	544,779

		3,709,329

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT S&P 500 Index Fund

		Market
	Shares	Value

Common Stocks (continued)
Industrial Conglomerates 2.4%
3M Co.	145,617	$12,169,212
General Electric Co.	2,183,334	39,736,679
Textron, Inc.	55,430	1,176,779

		53,082,670

Information Technology Services 1.5%
Automatic Data Processing, Inc.	103,263	4,592,106
Cognizant Technology Solutions Corp., Class A*	60,338	3,076,031
Computer Sciences Corp.*	31,147	1,697,200
Fidelity National Information Services, Inc.	67,077	1,572,285
Fiserv, Inc.*	31,507	1,599,295
MasterCard, Inc., Class A	19,647	4,990,338
Paychex, Inc.	65,813	2,020,459
SAIC, Inc.*	59,900	1,060,230
Total System Services, Inc.	38,600	604,476
Visa, Inc., Class A	91,700	8,347,451
Western Union Co. (The)	141,625	2,401,960

		31,961,831

Insurance 3.9%
Aflac, Inc.	95,767	5,199,190
Allstate Corp. (The)	109,806	3,547,832
American International Group, Inc. *(a)	29,547	1,008,735
Aon Corp.	56,080	2,395,177
Assurant, Inc.	23,904	821,819
Berkshire Hathaway, Inc., Class B*	339,536	27,594,091
Chubb Corp.	69,426	3,599,738
Cincinnati Financial Corp.	33,290	962,081
Genworth Financial, Inc., Class A*	102,205	1,874,440
Hartford Financial Services Group, Inc.	90,762	2,579,456
Lincoln National Corp.	61,817	1,897,782
Loews Corp.	73,895	2,754,806
Marsh & McLennan Cos., Inc.	107,955	2,636,261
MetLife, Inc.	167,523	7,260,447
Principal Financial Group, Inc.	65,223	1,905,164
Progressive Corp. (The)	137,969	2,633,828
Prudential Financial, Inc.	94,952	5,744,596
Torchmark Corp.	16,891	903,837
Travelers Cos., Inc. (The)	106,191	5,727,943
Unum Group	67,907	1,682,056
XL Capital Ltd., Class A	70,036	1,323,680

		84,052,959

Internet & Catalog Retail 0.6%
Amazon.com, Inc.*	70,042	9,506,801
Expedia, Inc.	43,100	1,075,776
priceline.com, Inc.*	9,100	2,320,500

		12,903,077

Internet Software & Services 1.9%
Akamai Technologies, Inc.*	35,011	1,099,696
eBay, Inc.*	230,205	6,204,025
Google, Inc., Class A*	49,447	28,036,943
VeriSign, Inc.*	39,883	1,037,357
Yahoo!, Inc.*	243,680	4,028,030

		40,406,051

Leisure Equipment & Products 0.1%
Eastman Kodak Co.*	57,947	335,513
Hasbro, Inc.	25,462	974,686
Mattel, Inc.	73,980	1,682,305

		2,992,504

Life Sciences Tools & Services 0.4%
Life Technologies Corp.*	36,492	1,907,437
Millipore Corp.*	11,520	1,216,512
PerkinElmer, Inc.	23,872	570,541
Thermo Fisher Scientific, Inc.*	83,558	4,298,223
Waters Corp.*	19,409	1,310,884

		9,303,597

Machinery 1.7%
Caterpillar, Inc.	127,392	8,006,587
Cummins, Inc.	41,264	2,556,305
Danaher Corp.	53,251	4,255,287
Deere & Co.	86,546	5,146,025
Dover Corp.	38,133	1,782,718
Eaton Corp.	33,907	2,569,133
Flowserve Corp.	11,400	1,257,078
Illinois Tool Works, Inc.	78,900	3,736,704
PACCAR, Inc.	74,432	3,225,883
Pall Corp.	23,947	969,614
Parker Hannifin Corp.	32,848	2,126,580
Snap-on, Inc.	11,856	513,839

		36,145,753

Media 3.0%
CBS Corp. Non-Voting, Class B	138,493	1,930,592
Comcast Corp., Class A	584,147	10,993,647
DIRECTV Group, Inc. (The), Class A*	194,180	6,565,226
Discovery Communications, Inc., Class A*	58,600	1,980,094
Gannett Co., Inc.	48,318	798,213
Interpublic Group of Cos., Inc.*	100,675	837,616
McGraw-Hill Cos., Inc. (The)	64,479	2,298,676
Meredith Corp.	7,537	259,348
New York Times Co. (The), Class A*	23,563	262,256
News Corp., Class A	461,006	6,643,096
Omnicom Group, Inc.	63,705	2,472,391
Scripps Networks Interactive, Inc., Class A	17,900	793,865
Time Warner Cable, Inc.	72,096	3,843,438
Time Warner, Inc.	238,280	7,451,016
Viacom, Inc., Class B*	124,169	4,268,930
Walt Disney Co. (The)	396,850	13,854,034
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT S&P 500 Index Fund

		Market
	Shares	Value

Common Stocks (continued)
Media (continued)
Washington Post Co. (The), Class B	1,175	$521,912

		65,774,350

Metals & Mining 1.1%
AK Steel Holding Corp.	25,400	580,644
Alcoa, Inc.	204,145	2,907,025
Allegheny Technologies, Inc.	20,025	1,081,150
Cliffs Natural Resources, Inc.	26,600	1,887,270
Freeport-McMoRan Copper & Gold, Inc.	87,955	7,347,760
Newmont Mining Corp.	100,284	5,107,464
Nucor Corp.	64,423	2,923,516
Titanium Metals Corp.*	17,200	285,348
United States Steel Corp.	29,016	1,843,096

		23,963,273

Multiline Retail 0.9%
Big Lots, Inc.*	17,048	620,888
Family Dollar Stores, Inc.	28,406	1,039,944
J.C. Penney Co., Inc.	48,259	1,552,492
Kohl’s Corp.*	62,754	3,437,664
Macy’s, Inc.	86,105	1,874,506
Nordstrom, Inc.	33,860	1,383,181
Sears Holdings Corp.* (a)	9,972	1,081,264
Target Corp.	153,993	8,100,032

		19,089,971

Multi-Utilities 1.3%
Ameren Corp.	49,055	1,279,354
CenterPoint Energy, Inc.	76,627	1,100,364
CMS Energy Corp.	47,549	735,108
Consolidated Edison, Inc.	57,453	2,558,957
Dominion Resources, Inc.	122,254	5,025,862
DTE Energy Co.	34,169	1,523,937
Integrys Energy Group, Inc.	15,795	748,367
NiSource, Inc.	56,419	891,420
PG&E Corp.	75,923	3,220,654
Public Service Enterprise Group, Inc.	103,556	3,056,973
SCANA Corp.	23,000	864,570
Sempra Energy	50,407	2,515,309
TECO Energy, Inc.	44,264	703,355
Wisconsin Energy Corp.	24,200	1,195,722
Xcel Energy, Inc.	93,452	1,981,182

		27,401,134

Office Electronics 0.1%
Xerox Corp.	284,264	2,771,574

Oil, Gas & Consumable Fuels 9.0%
Anadarko Petroleum Corp.	100,614	7,327,718
Apache Corp.	68,819	6,985,129
Cabot Oil & Gas Corp.	21,500	791,200
Chesapeake Energy Corp.	132,573	3,134,026
Chevron Corp.	410,919	31,159,988
ConocoPhillips	304,277	15,569,854
CONSOL Energy, Inc.	37,002	1,578,505
Denbury Resources, Inc.*	83,400	1,406,958
Devon Energy Corp.	90,914	5,857,589
El Paso Corp.	143,420	1,554,673
EOG Resources, Inc.	51,678	4,802,953
Exxon Mobil Corp.	967,823	64,824,785
Hess Corp.	59,544	3,724,477
Marathon Oil Corp.	144,887	4,584,225
Massey Energy Co.	17,700	925,533
Murphy Oil Corp.	39,038	2,193,545
Noble Energy, Inc.	35,500	2,591,500
Occidental Petroleum Corp.	166,186	14,049,364
Peabody Energy Corp.	54,802	2,504,451
Pioneer Natural Resources Co.	23,600	1,329,152
Range Resources Corp.	31,700	1,485,779
Southwestern Energy Co.*	70,700	2,878,904
Spectra Energy Corp.	132,321	2,981,192
Sunoco, Inc.	23,939	711,228
Tesoro Corp.	31,600	439,240
Valero Energy Corp.	115,449	2,274,345
Williams Cos., Inc. (The)	119,330	2,756,523
XTO Energy, Inc.	120,782	5,698,495

		196,121,331

Paper & Forest Products 0.2%
International Paper Co.	88,664	2,182,021
MeadWestvaco Corp.	35,024	894,863
Weyerhaeuser Co.	43,219	1,956,524

		5,033,408

Personal Products 0.3%
Avon Products, Inc.	87,377	2,959,459
Estee Lauder Cos., Inc. (The), Class A	24,199	1,569,789
Mead Johnson Nutrition Co., Class A	41,600	2,164,448

		6,693,696

Pharmaceuticals 6.0%
Abbott Laboratories (b)	317,734	16,738,227
Allergan, Inc.	62,958	4,112,417
Bristol-Myers Squibb Co.	350,729	9,364,464
Eli Lilly & Co.	206,869	7,492,795
Forest Laboratories, Inc.*	61,728	1,935,790
Johnson & Johnson	563,130	36,716,076
King Pharmaceuticals, Inc.*	51,405	604,523
Merck & Co., Inc.	637,464	23,809,280
Mylan, Inc.* (a)	63,267	1,436,794
Pfizer, Inc.	1,651,428	28,321,990
Watson Pharmaceuticals, Inc.*	21,744	908,247

		131,440,603

Professional Services 0.1%
Dun & Bradstreet Corp.	10,800	803,736
Equifax, Inc.	26,182	937,316
Monster Worldwide, Inc.* (a)	26,595	441,743
Robert Half International, Inc.	30,901	940,317

		3,123,112

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT S&P 500 Index Fund

		Market
	Shares	Value

Common Stocks (continued)
Real Estate Investment Trusts (REITs) 1.2%
Apartment Investment & Management Co., Class A	27,714	$510,215
AvalonBay Communities, Inc.	16,685	1,440,750
Boston Properties, Inc.	28,418	2,143,854
Equity Residential	56,465	2,210,605
HCP, Inc.	60,000	1,980,000
Health Care REIT, Inc.	25,200	1,139,796
Host Hotels & Resorts, Inc.	129,081	1,891,036
Kimco Realty Corp.	79,870	1,249,167
Plum Creek Timber Co., Inc.	33,289	1,295,275
ProLogis	95,450	1,259,940
Public Storage	27,748	2,552,538
Simon Property Group, Inc.	58,367	4,896,991
Ventas, Inc.	32,000	1,519,360
Vornado Realty Trust	32,047	2,425,958

		26,515,485

Real Estate Management & Development 0.0%†
CB Richard Ellis Group, Inc., Class A*	52,050	824,992

Road & Rail 0.7%
CSX Corp.	80,351	4,089,866
Norfolk Southern Corp.	75,277	4,207,232
Ryder Systems, Inc.	12,371	479,500
Union Pacific Corp.	103,204	7,564,853

		16,341,451

Semiconductors & Semiconductor Equipment 2.5%
Advanced Micro Devices, Inc.*	119,014	1,103,260
Altera Corp.	57,652	1,401,520
Analog Devices, Inc.	59,683	1,720,064
Applied Materials, Inc.	272,832	3,677,775
Broadcom Corp., Class A	88,118	2,923,755
Intel Corp.	1,130,412	25,162,971
KLA-Tencor Corp.	34,961	1,080,994
Linear Technology Corp.	46,216	1,306,988
LSI Corp.*	133,548	817,314
MEMC Electronic Materials, Inc.*	46,258	709,135
Microchip Technology, Inc. (a)	37,600	1,058,816
Micron Technology, Inc.*	173,772	1,805,491
National Semiconductor Corp.	46,237	668,125
Novellus Systems, Inc.*	19,849	496,225
NVIDIA Corp.*	113,524	1,973,047
Teradyne, Inc.*	35,663	398,356
Texas Instruments, Inc.	256,344	6,272,738
Xilinx, Inc.	56,632	1,444,116

		54,020,690

Software 4.0%
Adobe Systems, Inc.*	107,180	3,790,957
Autodesk, Inc.*	47,026	1,383,505
BMC Software, Inc.*	37,541	1,426,558
CA, Inc.	81,094	1,903,276
Citrix Systems, Inc.*	37,488	1,779,555
Compuware Corp.*	52,926	444,578
Electronic Arts, Inc.*	66,573	1,242,252
Intuit, Inc.*	64,771	2,224,236
McAfee, Inc.*	32,300	1,296,199
Microsoft Corp.	1,561,351	45,700,744
Novell, Inc.*	69,754	417,827
Oracle Corp.	800,108	20,554,775
Red Hat, Inc.*	38,400	1,123,968
Salesforce.com, Inc.*	22,500	1,675,125
Symantec Corp.*	165,835	2,805,928

		87,769,483

Specialty Retail 2.1%
Abercrombie & Fitch Co., Class A	18,031	822,935
AutoNation, Inc.* (a)	18,887	341,477
AutoZone, Inc.*	6,190	1,071,427
Bed Bath & Beyond, Inc.*	53,765	2,352,756
Best Buy Co., Inc.	69,847	2,971,291
GameStop Corp., Class A*	31,900	698,929
Gap, Inc. (The)	97,323	2,249,135
Home Depot, Inc.	348,002	11,257,865
Limited Brands, Inc.	54,736	1,347,600
Lowe’s Cos., Inc.	301,252	7,302,348
Office Depot, Inc.*	57,472	458,627
O’Reilly Automotive, Inc.*	28,100	1,172,051
RadioShack Corp.	25,632	580,052
Ross Stores, Inc.	24,600	1,315,362
Sherwin-Williams Co. (The)	19,465	1,317,391
Staples, Inc.	148,105	3,464,176
Tiffany & Co.	25,423	1,207,338
TJX Cos., Inc.	85,857	3,650,640
Urban Outfitters, Inc.*	26,561	1,010,115

		44,591,515

Textiles, Apparel & Luxury Goods 0.5%
Coach, Inc.	65,254	2,578,838
NIKE, Inc., Class B	79,701	5,858,023
Polo Ralph Lauren Corp.	11,772	1,001,091
VF Corp.	18,137	1,453,681

		10,891,633

Thrifts & Mortgage Finance 0.1%
Hudson City Bancorp, Inc.	96,676	1,368,932
People’s United Financial, Inc.	72,100	1,127,644

		2,496,576

Tobacco 1.5%
Altria Group, Inc.	423,993	8,700,337
Lorillard, Inc.	32,800	2,467,872
Philip Morris International, Inc.	385,793	20,122,963
Reynolds American, Inc.	34,536	1,864,253

		33,155,425

Trading Companies & Distributors 0.1%
Fastenal Co.	27,000	1,295,730
W.W. Grainger, Inc.	12,929	1,397,883

		2,693,613

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT S&P 500 Index Fund

		Market
	Shares	Value

Common Stocks (continued)
Wireless Telecommunication Services 0.3%
American Tower Corp., Class A*	82,100	3,498,281
MetroPCS Communications, Inc.*	55,700	394,356
Sprint Nextel Corp.*	619,093	2,352,553

		6,245,190

Total Common Stocks (cost $2,440,546,096)		2,160,937,487

Mutual Fund 0.5%
Money Market Fund 0.5%
Invesco AIM Liquid Assets Portfolio, 0.11% (c)	10,667,782	10,667,782

Total Mutual Fund (cost $10,667,782)		10,667,782

	Principal	Market
	Amount	Value

Repurchase Agreement 0.4%
Morgan Stanley, 0.02%, dated 03/31/10, due 04/01/10, repurchase price $8,569,763, collateralized by U.S. Government Agency Mortgages 4.50%-6.00%, maturing 01/01/19-03/01/40; total market value of $8,742,053. (d)	$8,569,758	8,569,758

Total Repurchase Agreement (cost $8,569,758)		8,569,758

Total Investments (cost $2,459,783,636) (e) — 100.4%		2,180,175,027

Liabilities in excess of other assets — (0.4%)		(7,786,203)

NET ASSETS — 100.0%		$2,172,388,824

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at March 31, 2010. The total value of securities on loan at March 31, 2010 was $8,332,593.

(b)	A security or a portion of a security was used to cover the margin requirement for futures contracts.

(c)	Represents 7-day effective yield as of March 31, 2010.

(d)	The security was purchased with cash collateral held from securities on loan. The total value of this security as of March 31, 2010 was $8,569,758.

(e)	At March 31, 2010, the tax basis cost of the Fund’s investments was $2,499,944,467, tax unrealized appreciation and depreciation were $137,507,091 and $(457,276,531), respectively.

†	Amount rounds to less than 0.1%.

Ltd.	Limited
REIT	Real Estate Investment Trust
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments
March 31, 2010 (Unaudited)
NVIT S&P 500 Index Fund
At March 31, 2010, the Fund’s open futures contracts were as follows:

Number			Notional Value
of			Covered by	Unrealized
Contracts	Long Contracts	Expiration	Contracts	Appreciation

44	S&P 500 Index	06/17/10	$12,817,200	$107,256
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT S&P 500 Index Fund
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:

Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2010:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$2,160,937,487	$—	$—	$2,160,937,487
Future	107,256	—	—	107,256
Mutual Fund	10,667,782	—	—	10,667,782
Repurchase Agreement	—	8,569,758	—	8,569,758

Total	$2,171,712,525	$8,569,758	$—	$2,180,282,283

Amounts designated as “-” are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT S&P 500 Index Fund
The Fund is subject to the provisions of FASB ASC 815, “Derivatives and Hedging” (formerly known as SFAS 161). The standard requires enhanced disclosure about an entity’s derivative and hedging activities.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2010. Please see below for information on the Fund’s policy regarding the objectives and strategies for using futures contracts.
Futures Contracts
The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund may enter into financial futures contracts (“futures contracts”) to gain exposure to, or hedge against changes in, the value of equities. The Fund may also enter into futures contracts for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to enter into and maintain futures contracts may not exceed 5% of the Fund’s NAV after taking into account unrealized gains and unrealized losses on such futures contracts.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. Futures contracts involve minimal counterparty credit risk to the Fund because futures contracts are exchange-traded, and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees futures contracts against default.
Fair Values of Derivative Instruments as of March 31, 2010
Derivatives not accounted for as hedging instruments under ASC 815

Fair Value

Assets:
Equity contracts	$107,256

Total	$107,256

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments
March 31, 2010 (Unaudited)
NVIT Short Term Bond Fund

	Principal	Market
	Amount	Value

Asset-Backed Securities 1.7%
Credit Card Asset-Backed Securities 1.5%
Advanta Business Card Master Trust,
Series 2007-A2, Class A2, 5.00%, 03/20/13	$55,190	$55,121
Bank of America Credit Card Trust,
Series 2008, Class A1, 0.81%, 04/15/13(a)	5,000,000	5,008,293
Golden Credit Card Trust,
Series 2008-3, Class A, 1.23%, 07/15/17(a)(b)	1,000,000	1,001,952

		6,065,366

Student Loan Asset-Backed Securities 0.2%
Access Group, Inc.,
Series 2002-1, Class A2, 0.46%, 09/25/25(a)	634,770	632,914

Total Asset-Backed Securities (cost $6,681,076)		6,698,280

Collateralized Mortgage Obligation 3.1%
Fannie Mae REMICS, Series 2009-42, Class AP, 4.50%, 03/25/39	11,968,250	12,258,307

Total Collateralized Mortgage Obligation (cost $12,488,907)		12,258,307

Commercial Mortgage Backed Securities 1.9%
Capital Markets 0.9%
Morgan Stanley Capital I
Series 2005-IQ9, Class A3, 4.54%, 07/15/56	910,000	913,213
Series 2005-T19, Class A2, 4.73%, 06/12/47	415,000	416,018
Series 2005-T19, Class A3, 4.83%, 06/12/47	750,000	776,558
Series 2006-HQ9, Class A3, 5.71%, 07/12/44	1,000,000	1,046,625
Morgan Stanley Dean Witter Capital I,
Series 2001-TOP5, Class A4 6.39%, 10/15/35	466,546	491,989

		3,644,403

Diversified Financial Services 1.0%
Banc of America Commercial Mortgage, Inc.,
Series 2004-4, Class A3 4.13%, 07/10/42	119,518	119,477
Bear Stearns Commercial Mortgage Securities,
Series 2004-T16, Class A4 4.32%, 02/13/46	553,103	563,885
GE Capital Commercial Mortgage Corp.,
Series 2005-C1, Class A3 4.58%, 06/10/48	600,000	604,025
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2001-CIBC, Class A3 6.26%, 03/15/33	323,956	331,417
LB-UBS Commercial Mortgage Trust
Series 2004-C4, Class A3, 5.07%, 06/15/29(a)	600,000	606,881
Series 2004-C6, Class A4, 4.58%, 08/15/29	350,000	355,439
Series 2005-C2, Class A3, 4.91%, 04/15/30	750,000	758,642
Series 2007-C6, Class A2, 5.85%, 07/15/40	747,422	776,292

		4,116,058

Total Commercial Mortgage Backed Securities (cost $7,465,397)		7,760,461

Corporate Bonds 44.6%
Airlines 0.2%
Continental Airlines 2001-1, Pass Through Trust, 6.50%, 06/15/11	1,000,000	1,022,500

Beverages 0.8%
Anheuser-Busch InBev Worldwide, Inc., 7.20%, 01/15/14(b)	1,500,000	1,718,442
SABMiller PLC
6.20%, 07/01/11(b)	655,000	690,597
5.70%, 01/15/14(b)	750,000	819,429

		3,228,468

Chemicals 0.7%
Airgas, Inc., 2.85%, 10/01/13	3,000,000	2,993,355

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT Short Term Bond Fund

	Principal	Market
	Amount	Value

Corporate Bonds (continued)
Commercial Banks 3.4%
Citibank NA, 1.75%, 12/28/12	$10,000,000	$10,028,430
Svenska Handelsbanken AB, 2.88%, 09/14/12(b)	2,750,000	2,802,101
Wells Fargo Capital XIII, 7.70%, 03/26/13(a)(c)	1,000,000	1,032,500

		13,863,031

Consumer Finance 0.8%
American Honda Finance Corp.
2.38%, 03/18/13(b)	2,000,000	1,999,216
6.70%, 10/01/13(b)	1,000,000	1,114,340

		3,113,556

Diversified Financial Services 25.0%
Bank of America Corp., 7.13%, 10/15/11	2,000,000	2,150,050
Bear Stearns Cos LLC (The), 6.95%, 08/10/12	867,000	960,496
Citigroup Funding, Inc.
2.13%, 07/12/12	13,000,000	13,233,116
2.25%, 12/10/12	10,000,000	10,162,300
Citigroup, Inc.
2.13%, 04/30/12	18,000,000	18,329,508
6.50%, 08/19/13	2,000,000	2,156,024
Countrywide Financial Corp., 4.50%, 06/15/10	750,000	755,764
General Electric Capital Corp.
6.13%, 02/22/11	1,500,000	1,568,732
3.50%, 08/13/12	2,000,000	2,066,770
HSBC Finance Corp., 6.38%, 10/15/11	1,000,000	1,063,983
JPMorgan Chase & Co., 5.38%, 10/01/12	2,000,000	2,164,232
Pooled Funding Trust I, 2.74%, 02/15/12(b)	25,000,000	25,558,950
Pooled Funding Trust II, 2.63%, 03/30/12(b)	20,000,000	20,398,980

		100,568,905

Diversified Telecommunication Services 0.4%
Verizon Communications, Inc., 4.90%, 09/15/15	1,675,000	1,797,967

Electric 0.5%
Pacific Gas & Electric Co., 4.20%, 03/01/11	750,000	772,033
Southern California Edison Co., 5.75%, 03/15/14	1,000,000	1,110,928

		1,882,961

Energy Equipment & Services 1.0%
Smith International, Inc., 8.63%, 03/15/14	1,500,000	1,787,142
Weatherford International Ltd., 5.15%, 03/15/13	1,000,000	1,062,577
Weatherford International, Inc., 6.63%, 11/15/11	1,000,000	1,070,203

		3,919,922

Industrial Conglomerates 0.8%
Tyco International Finance SA, 6.00%, 11/15/13	2,750,000	3,039,077

Insurance 1.5%
MetLife, Inc., 6.75%, 06/01/16	2,000,000	2,241,306
Principal Life Income Funding Trusts, 5.30%, 12/14/12	750,000	809,322
Prudential Financial, Inc., 3.63%, 09/17/12	2,750,000	2,828,207

		5,878,835

Machinery 1.0%
Eaton Corp., 4.90%, 05/15/13	3,625,000	3,861,216

Media 1.0%
Comcast Cable Communications Holdings, Inc., 8.38%, 03/15/13	547,000	634,052
Time Warner Cable, Inc.
6.20%, 07/01/13	2,150,000	2,372,510
8.25%, 02/14/14	750,000	880,058

		3,886,620

Medical Products 0.5%
Covidien International Finance SA, 5.45%, 10/15/12	1,800,000	1,965,009

Metals & Mining 0.6%
Rio Tinto Finance USA Ltd., 5.88%, 07/15/13	2,394,000	2,631,470

Oil, Gas & Consumable Fuels 1.2%
DCP Midstream LLC, 7.88%, 08/16/10	1,000,000	1,025,720
Energy Transfer Partners LP, 6.00%, 07/01/13	1,250,000	1,351,266
EOG Resources, Inc., 6.13%, 10/01/13	1,000,000	1,122,824
XTO Energy, Inc., 5.00%, 08/01/10	1,500,000	1,521,401

		5,021,211

Retail 0.2%
CVS Caremark Corp., 1.75%, 09/10/10(a)	1,000,000	1,004,523

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT Short Term Bond Fund

	Principal	Market
	Amount	Value

Corporate Bonds (continued)
Telecommunications 0.2%
BellSouth Corp., 4.95%, 04/26/10(b)	$1,000,000	$1,002,254

Thrifts & Mortgage Finance 4.2%
US Central Federal Credit Union, 1.90%, 10/19/12	15,000,000	15,138,225
WMC Finance USA, Ltd., 5.13%, 05/15/13	1,550,000	1,677,246

		16,815,471

Wireless Telecommunication Services 0.6%
Cellco Partnership/Verizon Wireless Capital LLC, 5.55%, 02/01/14	1,000,000	1,092,842
Verizon Wireless, 7.38%, 11/15/13	1,000,000	1,156,719

		2,249,561

Total Corporate Bonds (cost $176,623,282)		179,745,912

U.S. Government Mortgage Backed Agencies 7.5%
Fannie Mae Pool
Pool# 747271
3.64%, 07/01/34(a)	4,232,780	4,412,275
Pool# 886345
6.19%, 08/01/36(a)	3,967,309	4,191,574
Pool# 893776
5.94%, 09/01/36(a)	4,583,996	4,843,233
Pool# 949691
6.39%, 09/01/37(a)	5,630,788	5,943,851
Pool# AA6943
4.50%, 05/01/39	2,230,916	2,238,517
Freddie Mac Non Gold Pool
Pool# 1Q0648
5.76%, 06/01/37(a)	6,468,969	6,860,760
Pool# 1B3601
5.81%, 10/01/37(a)	1,695,284	1,769,966

Total U.S. Government Mortgage Backed Agencies (cost $30,065,972)		30,260,176

U.S. Government Sponsored & Agency Obligations 17.3%
Farmer Mac Guaranteed Notes Trust 2006-2 5.50%, 07/15/11(b)	10,000,000	10,500,280
Federal Home Loan Banks 3.13%, 12/13/13	5,000,000	5,195,865
Federal Home Loan Mortgage Corp.
2.38%, 05/28/10	1,000,000	1,003,360
1.25%, 01/26/12	42,000,000	41,959,260
5.00%, 01/30/14	4,400,000	4,851,568
Federal National Mortgage Association 1.75%, 03/23/11	6,000,000	6,068,346

Total U.S. Government Sponsored & Agency Obligations (cost $69,539,213)		69,578,679

U.S. Treasury Notes 18.5%
U.S. Treasury Note
0.88%, 02/28/11	10,000,000	10,041,020
0.88%, 05/31/11	25,000,000	25,107,425
1.13%, 06/30/11	15,000,000	15,108,990
1.38%, 09/15/12	5,000,000	5,010,940
1.75%, 11/15/11	15,000,000	15,226,170
2.38%, 08/31/10	4,000,000	4,035,468

Total U.S. Treasury Notes (cost $73,955,973)		74,530,013

Yankee Dollars 0.9%
Electric-Integrated 0.4%
TransAlta Corp., 4.75%, 01/15/15	1,500,000	1,549,033

Energy Equipment & Services 0.2%
Weatherford International Ltd., 4.95%, 10/15/13	1,000,000	1,061,518

Metals & Mining 0.3%
Xstrata Canada Corp., 7.25%, 07/15/12	1,000,000	1,094,483

Total Yankee Dollars (cost $3,525,606)		3,705,034

		Market
	Shares	Value

Mutual Fund 3.2%
Money Market Fund 3.2%
Invesco AIM Liquid Assets Portfolio, 0.11%(d)	12,741,733	$12,741,733

Total Mutual Fund (cost $12,741,733)		12,741,733

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT Short Term Bond Fund

Total Investments (cost $393,087,159) (e) — 98.7%	397,278,595

Other assets in excess of liabilities — 1.3%	5,365,863

NET ASSETS — 100.0%	$402,644,458

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2010. The maturity date represents the actual maturity date.

(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at March 31, 2010 was $67,606,541 which represents 16.79% of net assets.

(c)	Perpetual bond security. The maturity date reflects the next call date.

(d)	Represents 7-day effective yield as of March 31, 2010.

(e)	At March 31, 2010, the tax basis cost of the Fund’s investments was $393,087,159, tax unrealized appreciation and depreciation were $4,967,601 and $(776,165), respectively.

AB	Stock Company

LLC	Limited Liability Company

LP	Limited Partnership

Ltd.	Limited

NA	National Association

PLC	Public Limited Company

REMICS	Real Estate Mortgage Investment Conduits

SA	Stock Company
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT Short Term Bond Fund
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:
Level 1: Quoted prices in active markets for identical assets.

Level 2: Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3: Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2010:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Asset-Backed Securities	$—	$6,698,280	$—	$6,698,280
Collateralized Mortgage Obligation	—	12,258,307	—	12,258,307
Commercial Mortgage Backed Securities	—	7,760,461	—	7,760,461
Corporate Bonds	—	179,745,912	—	179,745,912
Mutual Fund	12,741,733	—	—	12,741,733
U.S. Government Mortgage Backed Agencies	—	30,260,176	—	30,260,176
U.S. Government Sponsored & Agency Obligations	—	69,578,679	—	69,578,679
U.S. Treasury Notes	—	74,530,013	—	74,530,013
Yankee Dollars	—	3,705,034	—	3,705,034

Total	$12,741,733	$384,536,862	$—	$397,278,595

Amounts designated as “-” are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments
March 31, 2010 (Unaudited)
NVIT Small Cap Index Fund

		Market
	Shares	Value

Common Stocks 97.4%
Aerospace & Defense 1.7%
AAR Corp. *	11,100	$275,502
Aerovironment, Inc. *	3,800	99,218
American Science & Engineering, Inc.	2,500	187,300
Applied Signal Technology, Inc.	4,100	80,278
Argon ST, Inc. *	4,000	106,440
Ascent Solar Technologies, Inc. *(a)	4,700	18,095
Astronics Corp. *	3,400	33,354
Ceradyne, Inc. *	7,800	176,982
Cubic Corp.	4,700	169,200
Curtiss-Wright Corp.	13,500	469,800
DigitalGlobe, Inc. *	4,500	125,775
Ducommun, Inc.	2,700	56,727
DynCorp International, Inc., Class A *	7,400	85,026
Esterline Technologies Corp. *	8,900	439,927
GenCorp, Inc. *	13,900	80,064
GeoEye, Inc. *	5,500	162,250
Global Defense Technology & Systems, Inc. *	800	10,720
HEICO Corp.	6,900	355,764
Herley Industries, Inc. *	4,300	63,038
Hexcel Corp. *	29,269	422,644
Ladish Co., Inc. *	4,800	96,768
LMI Aerospace, Inc. *	2,600	48,308
Moog, Inc., Class A *	13,000	460,460
Orbital Sciences Corp. *	16,800	319,368
Stanley, Inc. *	3,400	96,186
Taser International, Inc. *	18,700	109,582
Teledyne Technologies, Inc. *	10,900	449,843
Todd Shipyards Corp.	1,700	27,931
Triumph Group, Inc.	4,700	329,423

		5,355,973

Air Freight & Logistics 0.3%
Air Transport Services Group, Inc. *	19,100	64,367
Atlas Air Worldwide Holdings, Inc. *	6,300	334,215
Dynamex, Inc. *	2,900	49,880
Forward Air Corp.	8,700	228,810
HUB Group, Inc., Class A *	11,100	310,578
Pacer International, Inc. *	8,400	50,568

		1,038,418

Airlines 1.0%
AirTran Holdings, Inc. *	40,700	206,756
Alaska Air Group, Inc. *	10,500	432,915
Allegiant Travel Co. *(a)	4,544	262,916
Hawaiian Holdings, Inc. *	15,600	114,972
JetBlue Airways Corp. *	73,100	407,898
Republic Airways Holdings, Inc. *	8,600	50,912
SkyWest, Inc.	16,600	237,048
UAL Corp. *	49,500	967,725
US Airways Group, Inc. *	47,900	352,065

		3,033,207

Auto Components 0.9%
American Axle & Manufacturing Holdings, Inc. *	15,700	156,686
Amerigon, Inc. *	6,500	65,715
ArvinMeritor, Inc. *	27,805	371,197
China Automotive Systems, Inc. *(a)	1,800	41,598
Cooper Tire & Rubber Co.	17,900	340,458
Dana Holding Corp. *	40,800	484,704
Dorman Products, Inc. *	3,400	64,566
Drew Industries, Inc. *	5,600	123,312
Exide Technologies *	15,200	87,400
Fuel Systems Solutions, Inc. *(a)	3,900	124,644
Hawk Corp., Class A *	1,600	31,200
Modine Manufacturing Co. *	13,300	149,492
Raser Technologies, Inc. *(a)	16,600	16,600
Spartan Motors, Inc.	9,850	55,160
Standard Motor Products, Inc.	4,400	43,648
Stoneridge, Inc. *	4,600	45,494
Superior Industries International, Inc.	6,800	109,344
Tenneco, Inc. *	17,900	423,335
Wonder Auto Technology, Inc. *(a)	4,900	51,842

		2,786,395

Automobiles 0.0%†
Winnebago Industries *	8,800	128,568

Beverages 0.1%
Boston Beer Co., Inc., Class A *	2,500	130,650
Coca-Cola Bottling Co. Consolidated	1,300	76,258
Heckmann Corp. *	24,700	143,260
National Beverage Corp.	2,940	32,693

		382,861

Biotechnology 3.9%
Acorda Therapeutics, Inc. *	11,500	393,300
Affymax, Inc. *	4,700	110,121
Alkermes, Inc. *	28,600	370,942
Allos Therapeutics, Inc. *(a)	22,000	163,460
Alnylam Pharmaceuticals, Inc. *	10,900	185,518
AMAG Pharmaceuticals, Inc. *(a)	6,040	210,856
Amicus Therapeutics, Inc. *	5,500	17,545
Arena Pharmaceuticals, Inc. *(a)	28,300	87,730
ARIAD Pharmaceuticals, Inc. *(a)	33,700	114,580
Arqule, Inc. *	12,700	73,152
Array BioPharma, Inc. *	15,900	43,566
AVI BioPharma, Inc. *(a)	28,200	33,558
BioCryst Pharmaceuticals, Inc. *(a)	7,700	50,589
Biospecifics Technologies Corp. *(a)	1,100	30,525
Cardium Therapeutics, Inc. *(a)	15,100	6,651
Celera Corp. *	24,800	176,080
Cell Therapeutics, Inc. *(a)	173,600	93,865
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (continued)
March 31, 2010 (Unaudited)
NVIT Small Cap Index Fund

		Market
	Shares	Value

Common Stocks (continued)
Biotechnology (continued)
Celldex Therapeutics, Inc. *	8,000	$49,120
Cepheid, Inc. *	17,500	305,900
Chelsea Therapeutics International, Ltd. *(a)	8,600	30,530
Clinical Data, Inc. *	3,800	73,720
Cubist Pharmaceuticals, Inc. *	17,400	392,196
Curis, Inc. *	19,300	59,251
Cytokinetics, Inc. *	11,900	38,080
Cytori Therapeutics, Inc. *(a)	9,100	41,496
Dyax Corp. *	19,500	66,495
Emergent Biosolutions, Inc. *	4,576	76,831
Enzon Pharmaceuticals, Inc. *	17,538	178,537
Exelixis, Inc. *	32,200	195,454
Facet Biotech Corp. *	6,920	186,771
Genomic Health, Inc. *(a)	4,300	75,637
Geron Corp. *(a)	27,100	153,928
GTx, Inc. *	5,800	19,372
Halozyme Therapeutics, Inc. *	21,300	170,187
Hemispherx Biopharma, Inc. *(a)	32,800	24,272
Human Genome Sciences, Inc. *	54,478	1,645,236
Idenix Pharmaceuticals, Inc. *	8,300	23,406
Idera Pharmaceuticals, Inc. *	7,100	44,091
ImmunoGen, Inc. *	16,100	130,249
Immunomedics, Inc. *(a)	19,800	65,736
Incyte Corp Ltd. *	26,300	367,148
Infinity Pharmaceuticals, Inc. *	5,500	33,550
Insmed, Inc. *	31,600	37,288
InterMune, Inc. *	12,600	561,582
Ironwood Pharmaceuticals, Inc. *	5,654	76,442
Isis Pharmaceuticals, Inc. *	28,200	307,944
Lexicon Pharmaceuticals, Inc. *	47,246	69,924
Ligand Pharmaceuticals, Inc., Class B *	34,300	60,025
MannKind Corp. *(a)	17,200	112,832
Martek Biosciences Corp. *	9,900	222,849
Maxygen, Inc. *(a)	7,700	50,589
Medivation, Inc. *	8,700	91,263
Metabolix, Inc. *	6,400	77,952
Micromet, Inc. *	16,800	135,744
Molecular Insight Pharmaceuticals, Inc. *(a)	5,600	7,336
Momenta Pharmaceuticals, Inc. *	11,100	166,167
Myriad Pharmaceuticals, Inc. *	5,700	25,764
Nabi Biopharmaceuticals *	16,803	91,912
Nanosphere, Inc. *	3,400	16,286
Neurocrine Biosciences, Inc. *	11,800	30,090
NeurogesX, Inc. *(a)	4,000	37,600
Novavax, Inc. *(a)	18,100	41,811
NPS Pharmaceuticals, Inc. *	13,800	69,552
Omeros Corp. *(a)	800	5,632
OncoGenex Pharmaceutical, Inc. *(a)	1,200	24,636
Onyx Pharmaceuticals, Inc. *	18,370	556,244
Opko Health, Inc. *	15,100	29,898
Orexigen Therapeutics, Inc. *	7,300	42,997
Osiris Therapeutics, Inc. *(a)	5,100	37,740
OXiGENE, Inc. *(a)	10,900	13,407
PDL BioPharma, Inc.	34,400	213,624
Pharmasset, Inc. *	6,300	168,840
Poniard Pharmaceuticals, Inc. *(a)	8,900	10,235
Progenics Pharmaceuticals, Inc. *	9,000	47,970
Protalix BioTherapeutics, Inc. *(a)	10,460	68,618
Regeneron Pharmaceuticals, Inc. *	19,012	503,628
Repligen Corp. *	9,300	37,758
Rigel Pharmaceuticals, Inc. *	14,000	111,580
Sangamo BioSciences, Inc. *(a)	12,400	67,208
Savient Pharmaceuticals, Inc. *	19,200	277,440
SciClone Pharmaceuticals, Inc. *	10,800	38,124
Seattle Genetics, Inc. *	25,200	300,888
SIGA Technologies, Inc. *(a)	7,800	51,714
Spectrum Pharmaceuticals, Inc. *(a)	12,100	55,781
StemCells, Inc. *(a)	37,400	43,384
Synta Pharmaceuticals Corp. *	5,400	23,274
Theravance, Inc. *	20,624	274,712
Vanda Pharmaceuticals, Inc. *	8,000	92,320
Vical, Inc. *(a)	11,500	38,640
Zymogenetics, Inc. *	12,200	69,906

		12,106,381

Building Products 0.5%
AAON, Inc.	3,350	75,777
American Woodmark Corp.	3,100	60,109
Ameron International Corp.	2,800	176,092
Apogee Enterprises, Inc.	8,300	131,223
Builders FirstSource, Inc. *(a)	12,794	40,301
Gibraltar Industries, Inc. *	8,200	103,402
Griffon Corp. *	13,165	164,036
Insteel Industries, Inc.	4,800	51,312
NCI Building Systems, Inc. *	5,620	62,045
Quanex Building Products Corp.	11,400	188,442
Simpson Manufacturing Co., Inc.	11,500	319,240
Trex Co., Inc. *(a)	4,400	93,676
Universal Forest Products, Inc.	5,700	219,564

		1,685,219

Capital Markets 2.5%
Allied Capital Corp. *	54,100	268,877
American Capital Ltd. *	84,800	430,784
Apollo Investment Corp.	51,400	654,322
Ares Capital Corp.	37,973	563,519
Artio Global Investors, Inc.	7,700	190,498
BGC Partners, Inc., Class A	14,000	85,540
BlackRock Kelso Capital Corp.	4,181	41,643
Broadpoint Gleacher Securities, Inc. *	15,200	60,800
Calamos Asset Management, Inc., Class A	5,700	81,738
Capital Southwest Corp.	900	81,792
Cohen & Steers, Inc. (a)	5,200	129,792
Cowen Group, Inc., Class A *	4,800	27,168
Diamond Hill Investment Group, Inc.	700	48,020
Duff & Phelps Corp., Class A	4,900	82,026
E*Trade Financial Corp. *	472,200	779,130
Epoch Holding Corp.	3,400	38,386
Evercore Partners, Inc., Class A	4,000	120,000
FBR Capital Markets Corp. *	4,900	22,295
Fifth Street Finance Corp.	10,300	119,583
GAMCO Investors, Inc., Class A	2,200	100,100
GFI Group, Inc.	20,700	119,646
Gladstone Capital Corp.	6,300	74,340
Gladstone Investment Corp.	7,100	42,458
Harris & Harris Group, Inc. *	7,800	35,958
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (continued)
March 31, 2010 (Unaudited)
NVIT Small Cap Index Fund

		Market
	Shares	Value

Common Stocks (continued)
Capital Markets (continued)
Hercules Technology Growth Capital, Inc.	10,682	$113,122
International Assets Holding Corp. *	3,768	56,407
JMP Group, Inc.	5,400	45,900
KBW, Inc. *	10,600	285,140
Knight Capital Group, Inc., Class A *	26,800	408,700
Kohlberg Capital Corp. (a)	5,500	31,130
LaBranche & Co., Inc. *	12,669	66,639
Main Street Capital Corp. (a)	2,100	32,781
MCG Capital Corp. *	21,300	110,973
MF Global Holdings Ltd. *	29,300	236,451
MVC Capital, Inc.	7,100	96,347
NGP Capital Resources Co.	6,600	56,232
Oppenheimer Holdings, Inc., Class A	2,700	68,877
optionsXpress Holdings, Inc. *	12,800	208,512
PennantPark Investment Corp.	6,600	68,376
Penson Worldwide, Inc. *(a)	6,600	66,462
Piper Jaffray Cos. *	5,600	225,680
Prospect Capital Corp. (a)	19,200	233,280
Pzena Investment Management, Inc., Class A *	2,000	15,260
Riskmetrics Group, Inc. *	7,000	158,270
Safeguard Scientifics, Inc. *	5,783	75,179
Sanders Morris Harris Group, Inc.	6,100	37,759
Solar Capital Ltd.	1,652	34,923
Stifel Financial Corp. *	8,750	470,313
SWS Group, Inc.	8,600	99,158
Teton Advisors, Inc., Class A	35	385
Thomas Weisel Partners Group, Inc. *	6,400	25,088
TICC Capital Corp.	8,100	53,379
TradeStation Group, Inc. *	10,100	70,801
Triangle Capital Corp. (a)	3,100	43,524
US Global Investors, Inc., Class A (a)	3,500	34,615
Virtus Investment Partners, Inc. *	1,905	39,700
Westwood Holdings Group, Inc.	1,700	62,560

		7,830,338

Chemicals 2.2%
A. Schulman, Inc.	7,100	173,737
American Vanguard Corp.	5,900	48,085
Ampal American Israel, Class A *(a)	4,700	13,066
Arch Chemicals, Inc.	7,600	261,364
Balchem Corp.	8,400	207,060
Calgon Carbon Corp. *	16,400	280,768
China Green Agriculture, Inc. *(a)	2,600	36,400
Ferro Corp. *	24,600	216,234
H.B. Fuller Co.	14,500	336,545
Hawkins, Inc. (a)	2,100	50,820
ICO, Inc.	8,577	69,302
Innophos Holdings, Inc.	5,100	142,290
Innospec, Inc. *	7,200	81,792
Koppers Holdings, Inc.	6,100	172,752
Kraton Performance Polymers, Inc. *	3,298	58,902
Landec Corp. *	7,800	51,714
LSB Industries, Inc. *	5,200	79,248
Minerals Technologies, Inc.	5,600	290,304
NewMarket Corp.	2,900	298,671
NL Industries, Inc.	2,300	19,734
Olin Corp.	22,800	447,336
OM Group, Inc. *	9,000	304,920
Omnova Solutions, Inc. *	12,500	98,125
PolyOne Corp. *	28,000	286,720
Quaker Chemical Corp.	3,300	89,463
Rockwood Holdings, Inc. *	14,900	396,638
Sensient Technologies Corp.	14,500	421,370
ShengdaTech, Inc. *(a)	9,300	69,657
Solutia, Inc. *	35,200	567,072
Spartech Corp. *	9,100	106,470
Stepan Co.	2,200	122,958
STR Holdings, Inc. *	3,100	72,850
W.R. Grace & Co. *	21,700	602,392
Westlake Chemical Corp.	5,900	152,161
Zep, Inc.	6,850	149,878
Zoltek Cos., Inc. *(a)	8,400	80,976

		6,857,774

Commercial Banks 6.1%
1st Source Corp.	4,800	84,240
Alliance Financial Corp. (a)	1,200	35,376
American National Bankshares, Inc. (a)	1,800	36,270
Ameris Bancorp (a)	4,297	38,800
Ames National Corp.	2,100	42,105
Arrow Financial Corp.	2,790	75,023
Auburn National Bancorp, Inc. (a)	700	14,455
Bancfirst Corp.	2,000	83,820
Banco Latinoamericano de Comercio Exterior SA, Class E	8,300	119,188
Bancorp Rhode Island, Inc.	600	16,410
Bancorp, Inc. (The) *	4,900	43,610
Bank of Kentucky Financial Corp. (The) (a)	1,200	23,928
Bank of Marin Bancorp	1,600	52,928
Bank of the Ozarks, Inc. (a)	3,500	123,165
Banner Corp. (a)	6,400	24,576
Bar Harbor Bankshares	900	27,450
Boston Private Financial Holdings, Inc.	21,500	158,455
Bridge Bancorp, Inc. (a)	1,900	44,460
Bryn Mawr Bank Corp.	2,100	38,115
Camden National Corp.	2,300	73,853
Cape Bancorp, Inc. *	3,900	31,473
Capital City Bank Group, Inc. (a)	3,721	53,024
Cardinal Financial Corp.	8,600	91,848
Cathay General Bancorp (a)	22,200	258,630
Center Bancorp, Inc.	3,301	27,431
Centerstate Banks, Inc.	4,700	57,575
Central Pacific Financial Corp. *	2,400	4,032
Century Bancorp, Inc., Class A	1,100	21,120
Chemical Financial Corp.	6,400	151,168
Chicopee Bancorp, Inc. *	1,900	24,130
Citizens & Northern Corp.	2,700	33,885
Citizens Holding Co. (a)	1,200	29,616
Citizens Republic Bancorp, Inc. *	105,300	124,254
City Holding Co.	4,800	164,592
CNB Financial Corp. (a)	2,700	41,688
CoBiz Financial, Inc.	7,500	46,725
Columbia Banking System, Inc.	8,200	166,542
Community Bank System, Inc.	9,700	220,966
Community Trust Bancorp, Inc.	4,600	124,614
CVB Financial Corp. (a)	25,300	251,229
Danvers Bancorp, Inc.	5,500	76,065
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (continued)
March 31, 2010 (Unaudited)
NVIT Small Cap Index Fund

		Market
	Shares	Value

Common Stocks (continued)
Commercial Banks (continued)
Eagle Bancorp, Inc. *	3,400	$40,290
East West Bancorp, Inc.	32,300	562,666
Enterprise Bancorp, Inc. (a)	1,500	18,315
Enterprise Financial Services Corp. (a)	3,500	38,710
Farmers Capital Bank Corp.	1,900	16,283
Financial Institutions, Inc.	3,500	51,170
First Bancorp, Inc.	2,900	46,226
First Bancorp, North Carolina	4,500	60,840
First Bancorp, Puerto Rico (a)	25,000	60,250
First Busey Corp.	12,000	53,040
First California Financial Group, Inc. *	2,400	6,336
First Commonwealth Financial Corp.	25,800	173,118
First Community Bancshares, Inc.	3,700	45,769
First Financial Bancorp	16,500	293,535
First Financial Bankshares, Inc.	6,300	324,765
First Financial Corp.	3,900	112,944
First Merchants Corp.	6,400	44,544
First Midwest Bancorp, Inc.	21,100	285,905
First of Long Island Corp. (The)	1,600	38,560
First South Bancorp, Inc. (a)	2,550	31,875
FirstMerit Corp.	24,582	530,234
FNB Corp.	34,470	279,552
German American Bancorp, Inc. (a)	4,100	62,033
Glacier Bancorp, Inc.	21,212	323,059
Great Southern Bancorp, Inc. (a)	3,000	67,320
Guaranty Bancorp *	17,300	27,507
Hampton Roads Bankshares, Inc. (a)	6,700	10,452
Hancock Holding Co.	8,100	338,661
Harleysville National Corp.	13,100	87,770
Heartland Financial USA, Inc. (a)	4,100	65,477
Heritage Financial Corp. *	1,900	28,671
Home Bancorp, Inc. *	3,200	44,800
Home Bancshares, Inc.	4,624	122,259
IBERIABANK Corp.	7,888	473,359
Independent Bank Corp.	6,300	155,358
International Bancshares Corp.	15,750	362,092
Investors Bancorp, Inc. *	14,243	188,008
Lakeland Bancorp, Inc.	6,450	57,083
Lakeland Financial Corp.	3,900	74,295
MainSource Financial Group, Inc.	6,100	41,053
MB Financial, Inc.	14,600	328,938
Merchants Bancshares, Inc.	1,500	32,565
Metro Bancorp, Inc. *	2,100	28,917
MidSouth Bancorp, Inc.	1,400	23,100
Nara Bancorp, Inc. *	9,100	79,716
National Bankshares, Inc.	2,100	57,225
National Penn Bancshares, Inc.	36,900	254,610
NBT Bancorp, Inc.	10,400	237,640
Northfield Bancorp, Inc. (a)	6,200	89,776
Northrim BanCorp, Inc.	1,900	32,452
Norwood Financial Corp.	600	16,200
Ohio Valley Banc Corp. (a)	1,200	25,848
Old National Bancorp	26,400	315,480
Old Point Financial Corp.	500	7,380
Old Second Bancorp, Inc. (a)	4,379	28,858
OmniAmerican Bancorp, Inc. *	3,511	40,482
Oriental Financial Group, Inc.	9,729	131,341
Orrstown Financial Services, Inc.	1,800	45,666
Pacific Capital Bancorp NA *(a)	6,799	12,306
Pacific Continental Corp.	4,300	45,150
PacWest Bancorp	7,400	168,868
Park National Corp. (a)	3,300	205,623
Peapack Gladstone Financial Corp.	2,940	46,187
Penns Woods Bancorp, Inc.	1,200	40,260
Peoples Bancorp, Inc.	3,400	56,032
Peoples Financial Corp.	1,100	16,467
Pinnacle Financial Partners, Inc. *	9,900	149,589
Porter Bancorp, Inc.	735	9,629
PremierWest Bancorp *(a)	23,152	10,418
PrivateBancorp, Inc.	15,200	208,240
Prosperity Bancshares, Inc.	13,900	569,900
Renasant Corp.	6,400	103,552
Republic Bancorp, Inc., Class A	2,851	53,713
Republic First Bancorp, Inc. *	2,900	11,223
S&T Bancorp, Inc. (a)	7,100	148,390
Sandy Spring Bancorp, Inc.	5,419	81,285
Santander BanCorp *	1,400	17,178
SCBT Financial Corp.	3,800	140,752
Shore Bancshares, Inc.	2,700	38,475
Sierra Bancorp (a)	2,400	30,936
Signature Bank *	12,300	455,715
Simmons First National Corp., Class A	5,100	140,607
Smithtown Bancorp, Inc. (a)	2,400	9,912
South Financial Group, Inc. (The)	47,000	32,491
Southside Bancshares, Inc.	4,035	87,035
Southwest Bancorp, Inc.	4,400	36,388
State Bancorp, Inc.	4,400	34,628
StellarOne Corp.	6,900	92,253
Sterling Bancorp, Class N	7,888	79,274
Sterling Bancshares, Inc.	25,200	140,616
Sterling Financial Corp. *(a)	15,900	9,063
Suffolk Bancorp	3,200	98,272
Sun Bancorp, Inc. *	4,592	18,092
Susquehanna Bancshares, Inc.	38,228	375,017
SVB Financial Group *	12,200	569,252
SY Bancorp, Inc.	3,428	77,987
Texas Capital Bancshares, Inc. *	10,800	205,092
Tompkins Financial Corp.	2,750	100,320
Tower Bancorp, Inc.	1,100	29,447
TowneBank (a)	7,000	97,720
Trico Bancshares	4,200	83,580
Trustmark Corp.	19,000	464,170
UMB Financial Corp.	9,800	397,880
Umpqua Holdings Corp.	27,200	360,672
Union First Market Bankshares Corp.	7,648	115,485
United Bankshares, Inc. (a)	11,500	301,530
United Community Banks, Inc. *	26,381	116,340
United Security Bancshares, Inc. (a)	1,900	28,443
Univest Corp of Pennsylvania	4,600	85,974
Washington Banking Co. (a)	3,500	44,065
Washington Trust Bancorp, Inc.	4,600	85,744
Webster Financial Corp.	20,600	360,294
WesBanco, Inc.	7,000	113,820
West Bancorp, Inc.	5,400	35,532
Westamerica Bancorp.	8,700	501,555
Western Alliance Bancorp *	15,000	85,350
Wilber Corporation (The)	2,500	16,375
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (continued)
March 31, 2010 (Unaudited)
NVIT Small Cap Index Fund

		Market
	Shares	Value

Common Stocks (continued)
Commercial Banks (continued)
Wilshire Bancorp, Inc.	5,800	$63,974
Wintrust Financial Corp.	8,891	330,834
Yadkin Valley Financial Corp. (a)	5,300	22,790

		19,044,973

Commercial Services & Supplies 2.2%
ABM Industries, Inc.	13,904	294,765
ACCO Brands Corp. *	17,200	131,752
American Reprographics Co. *	11,800	105,846
Amrep Corp. *	400	5,812
APAC Customer Services, Inc. *	7,700	44,275
ATC Technology Corp. *	5,900	101,244
Bowne & Co., Inc.	10,835	120,919
Cenveo, Inc. *	16,000	138,560
Clean Harbors, Inc. *	6,400	355,584
Consolidated Graphics, Inc. *	2,700	111,807
Cornell Cos., Inc. *	2,900	53,099
Courier Corp.	3,100	51,181
Deluxe Corp.	14,900	289,358
EnergySolutions, Inc.	23,500	151,105
EnerNOC, Inc. *	3,900	115,752
Ennis, Inc.	7,800	126,906
Fuel Tech, Inc. *(a)	5,400	43,308
G&K Services, Inc., Class A	5,500	142,340
Geo Group, Inc. (The) *	15,300	303,246
Healthcare Services Group, Inc.	12,750	285,472
Heritage-Crystal Clean, Inc. *	1,300	14,690
Herman Miller, Inc.	16,300	294,378
HNI Corp.	13,600	362,168
Innerworkings, Inc. *	7,700	40,040
Interface, Inc., Class A	14,700	170,226
Kimball International, Inc., Class B	9,700	67,415
Knoll, Inc.	14,200	159,750
M&F Worldwide Corp. *	3,400	104,040
McGrath Rentcorp	7,200	174,456
Metalico, Inc. *(a)	8,386	50,232
Mine Safety Appliances Co.	8,100	226,476
Mobile Mini, Inc. *	10,700	165,743
Multi-Color Corp.	3,300	39,534
North American Galvanizing & Coating, Inc. *	3,800	21,128
Perma-Fix Environmental Services, Inc. *	17,300	38,752
Rollins, Inc.	13,350	289,428
Schawk, Inc.	4,800	87,024
Standard Parking Corp. *	2,500	41,050
Standard Register Co. (The)	5,300	28,355
Steelcase, Inc., Class A	21,500	139,105
SYKES Enterprises, Inc. *	11,358	259,417
Team, Inc. *	5,400	89,586
Tetra Tech, Inc. *	17,500	403,200
United Stationers, Inc. *	7,200	423,720
US Ecology, Inc.	5,300	85,330
Viad Corp.	6,200	127,410
Waste Services, Inc. *	5,200	51,428

		6,926,412

Communications Equipment 2.9%
3Com Corp. *	115,400	887,426
Acme Packet, Inc. *	11,800	227,504
ADC Telecommunications, Inc. *	29,300	214,183
ADTRAN, Inc.	15,800	416,330
Airvana, Inc. *	7,000	53,620
Anaren, Inc. *	3,800	54,112
Arris Group, Inc. *	37,520	450,615
Aruba Networks, Inc. *	17,500	239,050
Aviat Networks, Inc. *	16,500	109,395
Bel Fuse, Inc., Class B	3,100	62,465
BigBand Networks, Inc. *	10,500	37,065
Black Box Corp.	5,200	159,952
Blue Coat Systems, Inc. *	11,800	366,272
Cogo Group, Inc. *	7,000	48,930
Communications Systems, Inc.	2,600	33,618
Comtech Telecommunications Corp. *	8,400	268,716
DG FastChannel, Inc. *	5,800	185,310
Digi International, Inc. *	7,400	78,736
Emcore Corp. *(a)	22,700	27,467
EMS Technologies, Inc. *	4,400	73,040
Extreme Networks *	29,400	90,258
Globecomm Systems, Inc. *	6,300	48,447
Harmonic, Inc. *	29,000	182,990
Hughes Communications, Inc. *	2,800	77,980
Infinera Corp. *	25,400	216,408
InterDigital, Inc. *	12,600	351,036
Ixia *	9,700	89,919
KVH Industries, Inc. *	4,300	56,717
Loral Space & Communications, Inc. *	3,400	119,408
Netgear, Inc. *	9,700	253,170
Network Equipment Technologies, Inc. *	8,800	48,488
Oplink Communications, Inc. *	6,200	114,948
Opnext, Inc. *	8,800	20,768
Palm, Inc. *(a)	49,678	186,790
Parkervision, Inc. *(a)	8,900	15,130
PC-Tel, Inc. *	5,700	35,226
Plantronics, Inc.	14,600	456,688
Polycom, Inc. *	24,300	743,094
Powerwave Technologies, Inc. *(a)	39,900	49,875
Riverbed Technology, Inc. *	16,500	468,600
Seachange International, Inc. *	9,600	68,928
ShoreTel, Inc. *	13,600	89,896
Sonus Networks, Inc. *	62,500	163,125
Sycamore Networks, Inc.	6,183	124,340
Symmetricom, Inc. *	14,800	86,284
Tekelec *	18,900	343,224
UTStarcom, Inc. *	34,300	95,697

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (continued)
March 31, 2010 (Unaudited)
NVIT Small Cap Index Fund

		Market
	Shares	Value

Common Stocks (continued)
Communications Equipment (continued)
ViaSat, Inc. *	8,600	$297,646

		8,888,886

Computers & Peripherals 0.8%
3PAR, Inc. *	8,100	81,000
ActivIdentity Corp. *	13,900	39,476
Adaptec, Inc. *	32,400	105,948
Avid Technology, Inc. *	8,500	117,130
Compellent Technologies, Inc. *	5,100	89,505
Cray, Inc. *	9,900	58,905
Electronics for Imaging, Inc. *	14,200	165,146
Imation Corp. *	7,600	83,676
Immersion Corp. *	8,500	42,500
Intermec, Inc. *	18,500	262,330
Intevac, Inc. *	6,600	91,212
Isilon Systems, Inc. *	8,000	68,880
Netezza Corp. *	14,300	182,897
Novatel Wireless, Inc. *	9,400	63,262
Quantum Corp. *	64,800	170,424
Rimage Corp. *	2,800	40,488
Silicon Graphics International Corp. *	9,000	96,210
STEC, Inc. *(a)	7,400	88,652
Stratasys, Inc. *	5,900	143,842
Super Micro Computer, Inc. *	7,400	127,872
Synaptics, Inc. *(a)	10,200	281,622

		2,400,977

Construction & Engineering 0.8%
Argan, Inc. *	2,800	36,400
Comfort Systems USA, Inc.	11,700	146,133
Dycom Industries, Inc. *	11,800	103,486
EMCOR Group, Inc. *	19,900	490,137
Furmanite Corp. *	11,100	57,609
Granite Construction, Inc.	10,400	314,288
Great Lakes Dredge & Dock Corp.	12,100	63,525
Insituform Technologies, Inc., Class A *	11,800	313,998
Integrated Electrical Services, Inc. *	2,500	14,125
Layne Christensen Co. *	5,900	157,589
MasTec, Inc. *	15,800	199,238
Michael Baker Corp. *	2,300	79,304
MYR Group, Inc. *	5,300	86,443
Northwest Pipe Co. *	2,800	61,180
Orion Marine Group, Inc. *	8,100	146,205
Pike Electric Corp. *	5,000	46,600
Primoris Services Corp. (a)	2,300	17,802
Sterling Construction Co., Inc. *	4,200	66,024
Tutor Perini Corp. *	7,800	169,650

		2,569,736

Construction Materials 0.1%
Headwaters, Inc. *	18,348	84,217
Texas Industries, Inc. (a)	7,065	241,411
U.S. Concrete, Inc. *(a)	11,000	4,180
United States Lime & Minerals, Inc. *	600	23,202

		353,010

Consumer Finance 0.5%
Advance America Cash Advance Centers, Inc.	14,000	81,480
Cardtronics, Inc. *	4,200	52,794
Cash America International, Inc.	8,800	347,424
CompuCredit Holdings Corp. (a)	5,500	28,380
Credit Acceptance Corp. *	1,900	78,356
Dollar Financial Corp. *	7,300	175,638
EZCORP, Inc., Class A *	13,500	278,100
First Cash Financial Services, Inc. *	6,300	135,891
First Marblehead Corp. (The) *	20,500	58,220
Nelnet, Inc., Class A	6,200	115,072
QC Holdings, Inc.	1,000	5,170
Rewards Network, Inc.	1,900	25,460
World Acceptance Corp. *(a)	4,800	173,184

		1,555,169

Containers & Packaging 0.5%
AEP Industries, Inc. *	1,600	41,632
Boise, Inc. *	8,900	54,557
Bway Holding Co. *	2,300	46,230
Graham Packaging Co., Inc. *	4,916	61,696
Graphic Packaging Holding Co. *	35,100	126,711
Myers Industries, Inc.	10,400	108,992
Rock-Tenn Co., Class A	11,100	505,827
Silgan Holdings, Inc.	8,000	481,840

		1,427,485

Distributors 0.0%†
Audiovox Corp., Class A *	5,600	43,568
Core-Mark Holding Co., Inc. *	2,900	88,769

		132,337

Diversified Consumer Services 1.2%
American Public Education, Inc. *	5,000	233,000
Bridgepoint Education, Inc. *	4,100	100,778
Capella Education Co. *	4,200	389,928
ChinaCast Education Corp. *	8,500	62,135
Coinstar, Inc. *(a)	8,500	276,250
Corinthian Colleges, Inc. *	23,000	404,570
CPI Corp.	1,500	20,790
Grand Canyon Education, Inc. *	4,700	122,858
Jackson Hewitt Tax Service, Inc. *(a)	4,800	9,600
K12, Inc. *(a)	7,100	157,691
Learning Tree International, Inc. *	2,800	39,396
Lincoln Educational Services Corp. *	2,700	68,310
Mac-Gray Corp.	3,600	40,644
Matthews International Corp., Class A	9,100	323,050
Nobel Learning Communities, Inc. *	1,100	8,624
Pre-Paid Legal Services, Inc. *(a)	2,200	83,270
Princeton Review, Inc. *	4,800	16,752
Regis Corp.	16,300	304,484
Sotheby’s	20,000	621,800
Steiner Leisure Ltd. *	4,400	195,008
Stewart Enterprises, Inc., Class A	24,300	151,875
Universal Technical Institute, Inc. *	5,700	130,074

		3,760,887

Diversified Financial Services 0.5%
Asset Acceptance Capital Corp. *	4,800	30,288
California First National Bancorp	900	12,015
Compass Diversified Holdings	7,200	109,872
Encore Capital Group, Inc. *	4,300	70,735
Life Partners Holdings, Inc. (a)	1,975	43,786
MarketAxess Holdings, Inc.	10,300	162,019
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (continued)
March 31, 2010 (Unaudited)
NVIT Small Cap Index Fund

		Market
	Shares	Value

Common Stocks (continued)
Diversified Financial Services (continued)
Medallion Financial Corp.	4,800	$38,208
NewStar Financial, Inc. *	7,700	49,126
PHH Corp. *	16,000	377,120
Pico Holdings, Inc. *	6,800	252,892
Portfolio Recovery Associates, Inc. *(a)	4,800	263,376
Primus Guaranty Ltd. *(a)	7,500	31,500
Resource America, Inc., Class A	3,500	16,800

		1,457,737

Diversified Telecommunication Services 0.6%
AboveNet, Inc. *	3,700	187,701
Alaska Communications Systems Group, Inc. (a)	13,400	108,808
Atlantic Tele-Network, Inc.	2,600	116,818
Cbeyond, Inc. *	6,500	88,920
Cincinnati Bell, Inc. *	63,400	216,194
Cogent Communications Group, Inc. *	13,400	139,494
Consolidated Communications Holdings, Inc.	7,054	133,744
General Communication, Inc., Class A *	14,400	83,088
Global Crossing Ltd. *	8,800	133,320
HickoryTech Corp.	3,900	34,437
inContact, Inc. *	8,000	22,800
Iowa Telecommunications Services, Inc.	10,000	167,000
Neutral Tandem, Inc. *	10,000	159,800
PAETEC Holding Corp. *	38,200	178,776
Premiere Global Services, Inc. *	18,400	151,984
SureWest Communications *	4,400	37,796

		1,960,680

Electric Utilities 1.1%
Allete, Inc.	8,800	294,624
Central Vermont Public Service Corp.	2,900	58,493
Cleco Corp.	18,300	485,865
El Paso Electric Co. *	13,400	276,040
Empire District Electric Co. (The)	10,600	191,012
IDACORP, Inc.	14,100	488,142
MGE Energy, Inc.	7,000	247,520
PNM Resources, Inc.	25,300	317,009
Portland General Electric Co.	22,400	432,544
UIL Holdings Corp.	8,841	243,127
Unisource Energy Corp.	10,000	314,400
Unitil Corp.	2,700	62,775

		3,411,551

Electrical Equipment 2.1%
A.O. Smith Corp.	6,600	346,962
Acuity Brands, Inc.	12,500	527,625
Advanced Battery Technologies, Inc. *(a)	14,400	56,160
American Superconductor Corp. *(a)	12,900	372,810
AZZ, Inc.	3,300	111,705
Baldor Electric Co.	14,100	527,340
Belden, Inc.	14,100	387,186
Brady Corp., Class A	14,313	445,421
Broadwind Energy, Inc. *(a)	10,200	45,594
Chase Corp.	1,800	22,716
China BAK Battery, Inc. *(a)	12,500	30,125
Encore Wire Corp.	5,400	112,320
Ener1, Inc. *(a)	14,500	68,585
Energy Conversion Devices, Inc. *(a)	12,400	97,092
EnerSys *	12,251	302,110
Evergreen Solar, Inc. *(a)	56,600	63,958
Franklin Electric Co., Inc.	7,000	209,930
FuelCell Energy, Inc. *(a)	19,800	55,836
Fushi Copperweld, Inc. *	5,000	56,100
Generac Holdings, Inc. *	5,531	77,489
GrafTech International Ltd. *	36,100	493,487
GT Solar International, Inc. *(a)	9,600	50,208
Harbin Electric, Inc. *(a)	4,100	88,519
II-VI, Inc. *	7,800	263,952
LaBarge, Inc. *	4,000	44,200
LSI Industries, Inc.	6,100	41,602
Microvision, Inc. *(a)	23,700	66,834
Orion Energy Systems, Inc. *(a)	6,800	33,320
Polypore International, Inc. *	6,900	120,474
Powell Industries, Inc. *	2,300	74,819
PowerSecure International, Inc. *	5,200	40,976
Preformed Line Products Co.	700	26,705
Regal-Beloit Corp.	10,798	641,509
Satcon Technology Corp. *(a)	19,300	46,899
Ultralife Corp. *(a)	3,700	14,837
Valence Technology, Inc. *(a)	15,200	12,920
Vicor Corp. *	6,100	84,241
Woodward Governor Co.	18,300	585,234

		6,647,800

Electronic Equipment, Instruments & Components 2.1%
Agilysys, Inc.	4,400	49,148
Anixter International, Inc. *	8,700	407,595
Benchmark Electronics, Inc. *	19,800	410,652
Brightpoint, Inc. *	15,200	114,456
Checkpoint Systems, Inc. *	11,600	256,592
China Security & Surveillance Technology, Inc. *(a)	11,900	91,511
Cogent, Inc. *	11,300	115,260
Cognex Corp.	12,000	221,880
Coherent, Inc. *	6,600	210,936
Comverge, Inc. *(a)	5,600	63,336
CPI International, Inc. *	2,400	31,824
CTS Corp.	10,200	96,084
Daktronics, Inc. (a)	10,100	76,962
DDi Corp. *	4,200	23,814
DTS, Inc. *	4,800	163,392
Echelon Corp. *	9,800	87,906
Electro Rent Corp.	5,900	77,467
Electro Scientific Industries, Inc. *	8,900	114,009
FARO Technologies, Inc. *	5,100	131,325
ICx Technologies, Inc. *(a)	3,800	26,486
Insight Enterprises, Inc. *	13,900	199,604
IPG Photonics Corp. *	7,000	103,600
L-1 Identity Solutions, Inc. *	23,449	209,400
Littelfuse, Inc. *	6,500	247,065
Maxwell Technologies, Inc. *	6,600	81,774
Measurement Specialties, Inc. *	4,400	64,724
Mercury Computer Systems, Inc. *	6,900	94,668
Methode Electronics, Inc.	11,400	112,860
MTS Systems Corp.	4,800	139,344
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (continued)
March 31, 2010 (Unaudited)
NVIT Small Cap Index Fund

		Market
	Shares	Value

Common Stocks (continued)
Electronic Equipment, Instruments & Components (continued)
Multi-Fineline Electronix, Inc. *	3,019	$77,769
Newport Corp. *	11,700	146,250
OSI Systems, Inc. *	4,600	129,030
PAR Technology Corp. *	2,300	13,915
Park Electrochemical Corp.	6,200	178,188
PC Connection, Inc. *	3,100	19,220
PC Mall, Inc. *	3,500	17,710
Plexus Corp. *	11,900	428,757
Power-One, Inc. *(a)	20,900	88,198
RadiSys Corp. *	7,700	68,992
RAE Systems, Inc. *	11,500	9,372
Rofin-Sinar Technologies, Inc. *	8,800	199,056
Rogers Corp. *	4,700	136,347
ScanSource, Inc. *	7,900	227,362
Smart Modular Technologies (WWH), Inc. *	11,100	85,581
Spectrum Control, Inc. *	3,800	44,422
SYNNEX Corp. *	5,800	171,448
Technitrol, Inc.	12,000	63,360
TTM Technologies, Inc. *	13,100	116,328
Universal Display Corp. *(a)	8,800	103,576
X-Rite, Inc. *(a)	10,900	33,027
Zygo Corp. *	4,500	41,535

		6,423,117

Energy Equipment & Services 1.6%
Allis-Chalmers Energy, Inc. *	16,000	56,640
Basic Energy Services, Inc. *	6,900	53,199
Bolt Technology Corp. *	2,600	29,406
Boots & Coots, Inc. *	23,700	57,591
Bristow Group, Inc. *	10,400	392,392
Bronco Drilling Co., Inc. *	5,800	27,260
Cal Dive International, Inc. *	13,562	99,409
CARBO Ceramics, Inc.	5,700	355,338
Complete Production Services, Inc. *	17,600	203,280
Dawson Geophysical Co. *	2,400	70,176
Dril-Quip, Inc. *	8,700	529,308
ENGlobal Corp. *	5,500	15,235
Geokinetics, Inc. *	1,600	11,536
Global Industries Ltd. *	30,200	193,884
Gulf Island Fabrication, Inc.	3,700	80,475
GulfMark Offshore, Inc., Class A *	6,800	180,540
Hercules Offshore, Inc. *	33,000	142,230
Hornbeck Offshore Services, Inc. *	6,300	116,991
ION Geophysical Corp. *	30,300	149,076
Key Energy Services, Inc. *	37,400	357,170
Lufkin Industries, Inc.	4,500	356,175
Matrix Service Co. *	7,800	83,928
Natural Gas Services Group, Inc. *	3,300	52,371
Newpark Resources, Inc. *	26,900	141,225
OYO Geospace Corp. *	1,000	47,810
Parker Drilling Co. *	35,200	173,536
PHI, Inc., Non-Voting Shares *	4,400	93,192
Pioneer Drilling Co. *	13,000	91,520
RPC, Inc.	9,300	103,509
SulphCo, Inc. *(a)	15,600	4,524
Superior Well Services, Inc. *	4,800	64,224
T-3 Energy Services, Inc. *	3,400	83,504
TETRA Technologies, Inc. *	22,800	278,616
TGC Industries, Inc. *	5,200	21,008
Union Drilling, Inc. *	3,500	21,560
Vantage Drilling Co. *	16,700	24,716
Willbros Group, Inc. *	12,000	144,120

		4,906,674

Food & Staples Retailing 0.8%
Andersons, Inc. (The)	5,400	180,792
Arden Group, Inc., Class A	300	31,884
Casey’s General Stores, Inc.	15,100	474,140
Diedrich Coffee, Inc. *	600	20,880
Great Atlantic & Pacific Tea Co. *(a)	9,340	71,638
Ingles Markets, Inc., Class A	4,200	63,126
Nash Finch Co.	3,700	124,505
Pantry, Inc. (The) *	5,800	72,442
PriceSmart, Inc.	4,800	111,600
Ruddick Corp.	12,600	398,664
Spartan Stores, Inc.	6,500	93,730
Susser Holdings Corp. *	2,300	19,435
United Natural Foods, Inc. *	12,800	360,064
Village Super Market, Inc., Class A	1,900	53,257
Weis Markets, Inc.	3,300	119,988
Winn-Dixie Stores, Inc. *	16,300	203,587

		2,399,732

Food Products 1.4%
AgFeed Industries, Inc. *(a)	7,500	32,925
Alico, Inc. (a)	1,100	27,775
American Dairy, Inc. *(a)	2,600	49,790
American Italian Pasta Co., Class A *	6,200	240,994
B&G Foods, Inc., Class A	14,048	147,223
Calavo Growers, Inc. (a)	2,900	52,896
Cal-Maine Foods, Inc.	4,000	135,560
Chiquita Brands International, Inc. *	13,500	212,355
Darling International, Inc. *	24,500	219,520
Diamond Foods, Inc.	6,432	270,401
Dole Food Company, Inc. *(a)	9,400	111,390
Farmer Bros Co.	2,200	41,228
Fresh Del Monte Produce, Inc. *	12,200	247,050
Griffin Land & Nurseries, Inc.	1,000	29,050
Hain Celestial Group, Inc. (The) *	12,166	211,080
Harbinger Group, Inc. *	2,600	17,602
HQ Sustainable Maritime Industries, Inc. *	2,800	16,800
Imperial Sugar Co.	3,800	58,938
J&J Snack Foods Corp.	4,300	186,921
Lancaster Colony Corp.	5,700	336,072
Lance, Inc.	8,400	194,292
Lifeway Foods, Inc. *(a)	1,600	18,992
Omega Protein Corp. *	5,700	32,775
Overhill Farms, Inc. *	4,700	27,401
Sanderson Farms, Inc.	5,700	305,577
Seneca Foods Corp., Class A *	2,600	75,712
Smart Balance, Inc. *	19,000	123,120
Synutra International, Inc. *(a)	5,700	128,877
Tootsie Roll Industries, Inc.	7,918	214,013
TreeHouse Foods, Inc. *	10,264	450,282
Zhongpin, Inc. *	7,400	93,980

		4,310,591

Gas Utilities 1.1%
Chesapeake Utilities Corp.	2,829	84,304

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (continued)
March 31, 2010 (Unaudited)
NVIT Small Cap Index Fund

		Market
	Shares	Value

Common Stocks (continued)
Gas Utilities (continued)
Laclede Group, Inc. (The)	6,200	$209,064
New Jersey Resources Corp.	12,250	460,110
Nicor, Inc. (b)	13,500	565,920
Northwest Natural Gas Co.	7,900	368,140
Piedmont Natural Gas Co., Inc. (a)	21,900	604,002
South Jersey Industries, Inc.	8,700	365,313
Southwest Gas Corp.	13,300	397,936
WGL Holdings, Inc.	14,900	516,285

		3,571,074

Health Care Equipment & Supplies 3.5%
Abaxis, Inc. *	6,500	176,735
ABIOMED, Inc. *	9,000	92,970
Accuray, Inc. *	12,700	77,343
AGA Medical Holdings, Inc. *	3,400	55,250
Align Technology, Inc. *	17,700	342,318
Alphatec Holdings, Inc. *	8,800	56,056
American Medical Systems Holdings, Inc. *	22,400	416,192
Analogic Corp.	3,800	162,374
AngioDynamics, Inc. *	7,300	114,026
Atrion Corp.	500	71,520
ATS Medical, Inc. *	14,400	37,440
Bovie Medical Corp. *(a)	5,200	32,500
Cantel Medical Corp.	3,900	77,415
Cardiac Science Corp. *	6,300	11,781
Cardiovascular Systems, Inc. *	3,600	19,116
Conceptus, Inc. *(a)	9,000	179,640
CONMED Corp. *	8,700	207,147
CryoLife, Inc. *	7,800	50,466
Cutera, Inc. *	4,000	41,480
Cyberonics, Inc. *	8,300	159,028
Cynosure, Inc., Class A *	2,900	32,596
Delcath Systems, Inc. *(a)	7,900	63,990
DexCom, Inc. *	13,900	135,247
Electro-Optical Sciences, Inc. *(a)	6,900	51,198
Endologix, Inc. *	13,400	54,136
EnteroMedics, Inc. *	4,600	2,346
ev3, Inc. *	22,280	353,361
Exactech, Inc. *	2,500	52,425
Greatbatch, Inc. *	6,700	141,973
Haemonetics Corp. *	7,400	422,910
Hansen Medical, Inc. *(a)	8,300	19,007
HeartWare International, Inc. *	1,800	80,046
ICU Medical, Inc. *	3,900	134,355
Immucor, Inc. *	21,000	470,190
Insulet Corp. *	9,900	149,391
Integra LifeSciences Holdings Corp. *	5,600	245,448
Invacare Corp.	8,600	228,244
IRIS International, Inc. *	5,400	55,134
Kensey Nash Corp. *	2,500	58,975
MAKO Surgical Corp. *(a)	4,300	57,964
Masimo Corp.	15,100	400,905
Medical Action Industries, Inc. *	4,400	53,988
Meridian Bioscience, Inc.	12,050	245,458
Merit Medical Systems, Inc. *	8,300	126,575
Micrus Endovascular Corp. *	4,800	94,656
Natus Medical, Inc. *	8,500	135,235
Neogen Corp. *	5,850	146,835
NuVasive, Inc. *	10,900	492,680
NxStage Medical, Inc. *	7,600	87,020
OraSure Technologies, Inc. *	13,900	82,427
Orthofix International NV *	5,200	189,176
Orthovita, Inc. *	19,800	84,348
Palomar Medical Technologies, Inc. *	5,200	56,472
Quidel Corp. *	7,900	114,866
Rochester Medical Corp. *	3,000	38,460
Rockwell Medical Technologies, Inc. *(a)	4,300	24,854
RTI Biologics, Inc. *	17,300	74,909
Sirona Dental Systems, Inc. *	5,100	193,953
Somanetics Corp. *	3,000	57,420
SonoSite, Inc. *	4,287	137,656
Spectranetics Corp. *	10,700	73,937
Stereotaxis, Inc. *(a)	7,900	39,579
STERIS Corp.	17,400	585,684
SurModics, Inc. *(a)	4,600	96,324
Symmetry Medical, Inc. *	10,500	105,420
Synovis Life Technologies, Inc. *	2,700	41,931
Thoratec Corp. *	16,800	561,960
TomoTherapy, Inc. *	13,100	44,671
TranS1, Inc. *	4,000	13,000
Utah Medical Products, Inc.	1,000	28,130
Vascular Solutions, Inc. *	4,800	43,152
Volcano Corp. *	14,400	347,904
West Pharmaceutical Services, Inc.	9,800	411,110
Wright Medical Group, Inc. *	11,300	200,801
Young Innovations, Inc.	2,000	56,320
Zoll Medical Corp. *	6,300	166,068

		10,843,617

Health Care Providers & Services 3.6%
Air Methods Corp. *	3,300	112,200
Alliance HealthCare Services, Inc. *	6,700	37,654
Allied Healthcare International, Inc. *	16,700	45,424
Almost Family, Inc. *	2,500	94,225
Amedisys, Inc. *(a)	7,900	436,238
America Service Group, Inc.	2,500	40,225
American Caresource Holdings, Inc. *	4,500	7,965
American Dental Partners, Inc. *	4,100	53,505
AMERIGROUP Corp. *	15,800	525,192
AMN Healthcare Services, Inc. *	9,300	81,840
Amsurg Corp. *	9,100	196,469
Assisted Living Concepts, Inc., Class A *	2,680	88,011
Bio-Reference Labs, Inc. *	3,400	149,498

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (continued)
March 31, 2010 (Unaudited)
NVIT Small Cap Index Fund

		Market
	Shares	Value

Common Stocks (continued)
Health Care Providers & Services (continued)
BioScrip, Inc. *	11,700	$93,366
Capital Senior Living Corp. *	6,800	35,768
CardioNet, Inc. *	7,300	55,845
Catalyst Health Solutions, Inc. *	10,900	451,042
Centene Corp. *	13,800	331,752
Chemed Corp.	6,700	364,346
Chindex International, Inc. *	3,600	42,516
Clarient, Inc. *	9,100	23,842
Continucare Corp. *	9,400	34,780
CorVel Corp. *	2,400	85,800
Cross Country Healthcare, Inc. *	9,300	94,023
Emergency Medical Services Corp., Class A *	8,600	486,330
Emeritus Corp. *(a)	6,000	122,100
Ensign Group, Inc. (The)	4,000	69,320
Genoptix, Inc. *	4,800	170,352
Gentiva Health Services, Inc. *	8,800	248,864
Hanger Orthopedic Group, Inc. *	7,500	136,350
Health Grades, Inc. *	7,200	45,792
HealthSouth Corp. *	27,600	516,120
Healthspring, Inc. *	14,600	256,960
Healthways, Inc. *	10,200	163,914
HMS Holdings Corp. *	7,400	377,326
inVentiv Health, Inc. *	10,300	231,338
IPC The Hospitalist Co., Inc. *	4,900	172,039
Kindred Healthcare, Inc. *	11,000	198,550
Landauer, Inc.	2,800	182,616
LCA-Vision, Inc. *	4,800	39,936
LHC Group, Inc. *	4,200	140,826
Magellan Health Services, Inc. *	10,500	456,540
Medcath Corp. *	4,500	47,115
Metropolitan Health Networks, Inc. *	12,200	39,406
Molina Healthcare, Inc. *	4,000	100,680
MWI Veterinary Supply, Inc. *	3,300	133,320
National HealthCare Corp.	2,500	88,450
National Research Corp.	400	10,128
Nighthawk Radiology Holdings, Inc. *	6,400	20,352
NovaMed, Inc. *(a)	6,800	23,120
Odyssey HealthCare, Inc. *	9,800	177,478
Owens & Minor, Inc.	12,400	575,236
PharMerica Corp. *	9,132	166,385
Providence Service Corp. (The) *	3,200	48,608
PSS World Medical, Inc. *	16,900	397,319
Psychiatric Solutions, Inc. *	16,800	500,640
RadNet, Inc. *	9,100	28,938
RehabCare Group, Inc. *	7,300	199,071
Res-Care, Inc. *	7,500	89,925
Select Medical Holdings Corp. *	8,900	75,116
Skilled Healthcare Group, Inc., Class A *	4,200	25,914
Sun Healthcare Group, Inc. *	13,000	124,020
Sunrise Senior Living, Inc. *	11,800	60,416
Team Health Holdings, Inc. *	4,512	75,802
Triple-S Management Corp., Class B *	6,100	108,275
U.S. Physical Therapy, Inc. *	3,500	60,900
Universal American Corp. *	8,600	132,440
Virtual Radiologic Corp. *(a)	2,100	23,100
WellCare Health Plans, Inc. *	12,600	375,480

		11,204,433

Health Care Technology 0.7%
AMICAS, Inc. *	10,700	64,414
athenahealth, Inc. *(a)	10,100	369,256
Computer Programs & Systems, Inc.	2,700	105,516
Eclipsys Corp. *	17,000	337,960
MedAssets, Inc. *	11,900	249,900
Medidata Solutions, Inc. *	2,000	30,400
MedQuist, Inc. (a)	3,800	29,678
Merge Healthcare, Inc. *	9,600	19,872
Omnicell, Inc. *	9,400	131,882
Phase Forward, Inc. *	12,900	168,603
Quality Systems, Inc.	7,000	430,080
Transcend Services, Inc. *	1,900	30,875
Vital Images, Inc. *	3,700	59,829

		2,028,265

Hotels, Restaurants & Leisure 2.6%
AFC Enterprises, Inc. *	7,600	81,548
Ambassadors Group, Inc.	6,200	68,510
Ameristar Casinos, Inc.	7,800	142,116
Bally Technologies, Inc. *	15,900	644,586
Benihana, Inc., Class A *	3,900	25,350
BJ’s Restaurants, Inc. *	5,800	135,140
Bluegreen Corp. *	4,600	15,042
Bob Evans Farms, Inc.	9,100	281,281
Buffalo Wild Wings, Inc. *	5,400	259,794
California Pizza Kitchen, Inc. *	5,600	94,024
Caribou Coffee Co., Inc. *	3,000	19,860
Carrols Restaurant Group, Inc. *	3,400	23,120
CEC Entertainment, Inc. *	6,904	262,973
Cheesecake Factory, Inc. (The) *	17,900	484,374
Churchill Downs, Inc.	3,100	116,250
CKE Restaurants, Inc.	14,800	163,836
Cracker Barrel Old Country Store, Inc.	6,900	320,022
Denny’s Corp. *	29,100	111,744
DineEquity, Inc. *(a)	5,300	209,509
Domino’s Pizza, Inc. *	11,000	150,040
Dover Downs Gaming & Entertainment, Inc.	4,300	17,028
Einstein Noah Restaurant Group, Inc. *	1,400	17,010
Frisch’s Restaurants, Inc.	600	13,260
Gaylord Entertainment Co. *	11,400	333,906
Great Wolf Resorts, Inc. *	8,800	27,984
Interval Leisure Group, Inc. *	12,600	183,456
Isle of Capri Casinos, Inc. *	4,700	36,566
Jack in the Box, Inc. *	16,240	382,452
Krispy Kreme Doughnuts, Inc. *	17,700	71,154
Lakes Entertainment, Inc. *	5,400	12,420
Landry’s Restaurants, Inc. *	2,000	35,840
Life Time Fitness, Inc. *(a)	12,000	337,200
Luby’s, Inc. *	6,700	26,398
Marcus Corp.	6,500	84,435
McCormick & Schmick’s Seafood Restaurants, Inc. *	5,100	51,357
Monarch Casino & Resort, Inc. *	2,700	23,058
Morgans Hotel Group Co. *(a)	6,600	42,306
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (continued)
March 31, 2010 (Unaudited)
NVIT Small Cap Index Fund

		Market
	Shares	Value

Common Stocks (continued)
Hotels, Restaurants & Leisure (continued)
Multimedia Games, Inc. *	8,100	$31,590
O’Charleys, Inc. *	5,200	46,488
Orient-Express Hotels Ltd., Class A *	26,100	370,098
P.F. Chang’s China Bistro, Inc. *(a)	6,700	295,671
Papa John’s International, Inc. *	6,500	167,115
Peet’s Coffee & Tea, Inc. *	3,500	138,775
Pinnacle Entertainment, Inc. *	18,200	177,268
Red Lion Hotels Corp. *	5,300	38,266
Red Robin Gourmet Burgers, Inc. *	3,900	95,316
Ruby Tuesday, Inc. *	19,700	208,229
Ruth’s Hospitality Group, Inc. *	6,800	36,040
Shuffle Master, Inc. *	16,100	131,859
Sonic Corp. *	18,100	200,005
Speedway Motorsports, Inc.	4,300	67,123
Steak N Shake Co. (The) *	370	141,070
Texas Roadhouse, Inc. *	14,900	206,961
Town Sports International Holdings, Inc. *	5,600	21,896
Universal Travel Group *	2,700	26,757
Vail Resorts, Inc. *	8,800	352,792
Youbet.com, Inc. *	9,100	26,754

		8,085,022

Household Durables 1.3%
American Greetings Corp., Class A	11,900	247,996
Beazer Homes USA, Inc. *	16,300	74,002
Blyth, Inc.	1,650	51,562
Brookfield Homes Corp. *(a)	3,200	27,968
Cavco Industries, Inc. *	2,000	68,280
CSS Industries, Inc.	2,500	50,250
Ethan Allen Interiors, Inc.	6,600	136,158
Furniture Brands International, Inc. *	12,600	81,018
Helen of Troy Ltd. *	8,900	231,934
Hooker Furniture Corp.	3,300	53,064
Hovnanian Enterprises, Inc., Class A *(a)	16,100	70,035
iRobot Corp. *(a)	5,900	89,444
La-Z-Boy, Inc., Class Z *	15,300	191,862
M/I Homes, Inc. *	5,500	80,575
Meritage Homes Corp. *	8,900	186,900
National Presto Industries, Inc.	1,300	154,583
NIVS IntelliMedia Technology Group, Inc. *	1,800	6,912
Ryland Group, Inc.	12,200	273,768
Sealy Corp. *	13,700	47,950
Skyline Corp.	2,100	39,060
Standard Pacific Corp. *	30,600	138,312
Stanley Furniture Co., Inc. *	3,100	31,496
Tempur-Pedic International, Inc. *	22,000	663,520
Tupperware Brands Corp.	18,700	901,714
Universal Electronics, Inc. *	4,100	91,594

		3,989,957

Household Products 0.1%
Central Garden and Pet Co., Class A *	18,600	170,376
Oil-Dri Corp of America	1,500	28,995
Orchids Paper Products Co. *(a)	1,300	21,385
WD-40 Co.	4,900	160,867

		381,623

Independent Power Producers & Energy Traders 0.0%†
US Geothermal, Inc. *(a)	18,700	17,017

Industrial Conglomerates 0.3%
Otter Tail Corp.	10,700	234,972
Raven Industries, Inc.	5,100	150,399
Seaboard Corp.	104	135,106
Standex International Corp.	4,100	105,657
Tredegar Corp.	8,921	152,371
United Capital Corp. *	600	14,232

		792,737

Information Technology Services 2.1%
Acxiom Corp. *	20,200	362,388
CACI International, Inc., Class A *	8,800	429,880
Cass Information Systems, Inc.	2,460	76,629
China Information Security Technology, Inc. *(a)	8,200	41,410
CIBER, Inc. *	20,800	77,792
Computer Task Group, Inc. *	4,500	32,625
CSG Systems International, Inc. *	10,500	220,080
CyberSource Corp. *	20,624	363,807
Dynamics Research Corp. *	2,600	29,302
Echo Global Logistics, Inc. *(a)	700	9,037
eLoyalty Corp. *	1,800	10,134
Euronet Worldwide, Inc. *	14,750	271,843
ExlService Holdings, Inc. *	4,500	75,060
Forrester Research, Inc. *	4,100	123,287
Gartner, Inc. *	19,400	431,456
Global Cash Access Holdings, Inc. *	11,200	91,504
Hackett Group, Inc. (The) *	11,700	32,526
Heartland Payment Systems, Inc.	11,100	206,460
iGate Corp.	7,000	68,110
infoGROUP, Inc. *	10,700	83,460
Information Services Group, Inc. *	7,200	24,552
Integral Systems, Inc. *	3,922	37,769
Lionbridge Technologies, Inc. *	19,700	71,511
Mantech International Corp., Class A *	6,300	307,629
MAXIMUS, Inc.	5,200	316,836
MoneyGram International, Inc. *	25,000	95,250
NCI, Inc., Class A *	2,100	63,483
Ness Technologies, Inc. *	11,700	73,827
Online Resources Corp. *	7,700	31,031
RightNow Technologies, Inc. *	6,600	117,876
Sapient Corp.	25,100	229,414
SRA International, Inc., Class A *	12,600	261,954
StarTek, Inc. *	2,900	20,155
Syntel, Inc.	3,900	150,033
TeleTech Holdings, Inc. *	9,800	167,384
Tier Technologies, Inc., Class B *	5,300	42,188
TNS, Inc. *	7,500	167,250
Unisys Corp. *	12,420	433,334
VeriFone Holdings, Inc. *	21,800	440,578
Virtusa Corp. *	4,900	50,519
Wright Express Corp. *	11,500	346,380

		6,485,743

Insurance 3.0%
Ambac Financial Group, Inc. *(a)	85,800	47,774

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (continued)
March 31, 2010 (Unaudited)
NVIT Small Cap Index Fund

		Market
	Shares	Value

Common Stocks (continued)
Insurance (continued)
American Equity Investment Life Holding Co.	16,500	$175,725
American Physicians Capital, Inc.	2,566	81,984
American Physicians Service Group, Inc.	1,500	37,500
American Safety Insurance Holdings Ltd. *	2,600	43,134
AMERISAFE, Inc. *	5,200	85,124
Amtrust Financial Services, Inc.	6,900	96,255
Argo Group International Holdings Ltd.	9,209	300,121
Assured Guaranty Ltd.	36,400	799,708
Baldwin & Lyons, Inc., Class B	2,700	65,043
Citizens, Inc. *(a)	10,400	71,864
CNA Surety Corp. *	5,300	94,287
Conseco, Inc. *	73,100	454,682
Crawford & Co., Class B *	7,600	30,932
Delphi Financial Group, Inc., Class A	13,900	349,724
Donegal Group, Inc., Class A	3,600	52,236
Eastern Insurance Holdings, Inc.	3,000	30,420
eHealth, Inc. *	7,400	116,550
EMC Insurance Group, Inc.	1,600	36,032
Employers Holdings, Inc.	14,000	207,900
Enstar Group Ltd. *	2,100	145,236
FBL Financial Group, Inc., Class A	4,100	100,368
First Acceptance Corp. *	5,200	10,608
First Mercury Financial Corp.	4,300	56,029
Flagstone Reinsurance Holdings Ltd.	11,800	135,228
FPIC Insurance Group, Inc. *	3,150	85,397
Greenlight Capital Re Ltd., Class A *	8,400	224,112
Hallmark Financial Services *	2,800	25,200
Harleysville Group, Inc.	4,300	145,168
Hilltop Holdings, Inc. *	11,400	133,950
Horace Mann Educators Corp.	11,900	179,214
Independence Holding Co.	1,100	10,439
Infinity Property & Casualty Corp.	4,100	186,304
Kansas City Life Insurance Co.	1,300	41,054
Maiden Holdings Ltd.	14,800	109,372
Max Capital Group Ltd.	13,800	317,262
Meadowbrook Insurance Group, Inc.	18,742	148,062
Mercer Insurance Group, Inc.	1,700	30,600
Montpelier Re Holdings Ltd.	20,967	352,455
National Financial Partners Corp. *	12,500	176,250
National Interstate Corp.	2,000	41,420
National Western Life Insurance Co., Class A	721	132,916
Navigators Group, Inc. *	3,500	137,655
NYMAGIC, Inc.	1,500	31,845
Phoenix Cos., Inc. (The) *	35,000	84,700
Platinum Underwriters Holdings Ltd.	14,800	548,784
PMA Capital Corp., Class A *	10,300	63,242
Presidential Life Corp.	6,900	68,793
ProAssurance Corp. *	9,880	578,375
RLI Corp.	5,600	319,312
Safety Insurance Group, Inc.	3,600	135,612
SeaBright Insurance Holdings, Inc.	5,300	58,353
Selective Insurance Group	16,000	265,600
State Auto Financial Corp.	4,500	80,775
Stewart Information Services Corp.	4,400	60,720
Tower Group, Inc.	13,300	294,861
United America Indemnity Ltd., Class A *	11,718	112,141
United Fire & Casualty Co.	7,200	129,528
Universal Insurance Holdings, Inc.	3,900	19,734
Zenith National Insurance Corp.	11,000	421,520

		9,375,189

Internet & Catalog Retail 0.5%
1-800-FLOWERS.COM, Inc., Class A *	8,500	21,335
Blue Nile, Inc. *(a)	3,800	209,076
Drugstore.Com, Inc. *	28,400	101,388
Gaiam, Inc., Class A	5,800	48,140
HSN, Inc. *	12,000	353,280
NutriSystem, Inc. (a)	9,300	165,633
Orbitz Worldwide, Inc. *	11,500	81,765
Overstock.com, Inc. *(a)	5,200	84,500
PetMed Express, Inc. (a)	7,200	159,624
Shutterfly, Inc. *	6,400	154,176
US Auto Parts Network, Inc. *	2,500	18,800
Vitacost.com, Inc. *	2,500	30,125

		1,427,842

Internet Software & Services 1.8%
Ancestry.com, Inc. *	1,600	27,120
Archipelago Learning, Inc. *	1,600	23,328
Art Technology Group, Inc. *	44,100	194,481
comScore, Inc. *	6,500	108,485
Constant Contact, Inc. *(a)	7,400	171,828
DealerTrack Holdings, Inc. *	11,400	194,712
Dice Holdings, Inc. *	5,000	38,000
Digital River, Inc. *	11,400	345,420
DivX, Inc. *	11,400	81,624
EarthLink, Inc.	31,500	269,010
GSI Commerce, Inc. *	9,200	254,564
Imergent, Inc.	2,200	14,806
InfoSpace, Inc. *	10,500	116,025
Innodata Isogen, Inc. *	5,200	21,060
Internap Network Services Corp. *	15,400	86,240
Internet Brands, Inc., Class A *	8,200	75,604
Internet Capital Group, Inc. *	11,100	93,795
iPass, Inc. *	15,100	17,365
j2 Global Communications, Inc. *	13,300	311,220
Keynote Systems, Inc.	3,700	42,143
Knot, Inc. (The) *	9,100	71,162
Limelight Networks, Inc. *	9,300	34,038
Liquidity Services, Inc. *	4,700	54,238
LivePerson, Inc. *	11,600	88,972
LogMeIn, Inc. *	2,100	43,449
LoopNet, Inc. *	6,100	68,564
Marchex, Inc., Class B	6,000	30,660
MercadoLibre, Inc. *	7,700	371,217
ModusLink Global Solutions, Inc. *	13,590	114,564
Move, Inc. *	49,200	102,828
NIC, Inc.	15,100	118,837
OpenTable, Inc. *(a)	900	34,317
Openwave Systems, Inc. *	23,800	54,740
Perficient, Inc. *	9,400	105,938
QuinStreet, Inc. *	2,950	50,179
Rackspace Hosting, Inc. *	19,800	370,854
RealNetworks, Inc. *	25,100	121,233
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (continued)
March 31, 2010 (Unaudited)
NVIT Small Cap Index Fund

		Market
	Shares	Value

Common Stocks (continued)
Internet Software & Services (continued)
Saba Software, Inc. *(a)	7,400	$36,630
SAVVIS, Inc. *	11,300	186,450
Stamps.com, Inc. *	3,300	33,330
support.com, Inc. *	14,000	45,780
Switch & Data Facilities Co., Inc. *	6,400	113,664
TechTarget, Inc. *	3,800	19,874
Terremark Worldwide, Inc. *	17,300	121,273
Travelzoo, Inc. *	1,800	27,018
United Online, Inc.	25,302	189,259
ValueClick, Inc. *	26,100	264,654
Vocus, Inc. *	5,000	85,250
Web.com Group, Inc. *	8,200	44,690
Zix Corp. *(a)	19,200	44,352

		5,534,844

Leisure Equipment & Products 0.8%
Brunswick Corp.	26,700	426,399
Callaway Golf Co.	17,700	156,114
Eastman Kodak Co. *	81,100	469,569
JAKKS Pacific, Inc. *	7,400	96,570
Leapfrog Enterprises, Inc. *	8,500	55,675
Marine Products Corp. *	3,200	19,200
Polaris Industries, Inc.	9,100	465,556
Pool Corp.	14,600	330,544
RC2 Corp. *	6,200	92,814
Smith & Wesson Holding Corp. *(a)	18,400	69,552
Sport Supply Group, Inc.	3,500	47,040
Steinway Musical Instruments, Inc. *	2,200	41,426
Sturm Ruger & Co., Inc. (a)	6,000	71,940

		2,342,399

Life Sciences Tools & Services 0.8%
Accelrys, Inc. *	7,200	44,352
Affymetrix, Inc. *	21,500	157,810
Albany Molecular Research, Inc. *	7,700	64,295
BioDelivery Sciences International, Inc. *	1,800	6,894
Bruker Corp. *	14,800	216,820
Cambrex Corp. *	8,900	36,045
Dionex Corp. *	5,300	396,334
Enzo Biochem, Inc. *	10,000	60,200
eResearchTechnology, Inc. *	12,900	89,139
Harvard Bioscience, Inc. *	7,400	28,638
Kendle International, Inc. *	4,600	80,408
Luminex Corp. *	12,500	210,375
Parexel International Corp. *	17,100	398,601
Sequenom, Inc. *(a)	18,100	114,211
Varian, Inc. *	8,800	455,664

		2,359,786

Machinery 2.6%
3D Systems Corp. *	5,600	76,440
Actuant Corp., Class A	20,500	400,775
Alamo Group, Inc.	1,900	37,981
Albany International Corp., Class A	8,200	176,546
Altra Holdings, Inc. *	7,600	104,348
American Railcar Industries, Inc.	2,800	34,048
Ampco-Pittsburgh Corp.	2,800	69,496
Astec Industries, Inc. *	5,350	154,936
Badger Meter, Inc.	4,100	157,891
Barnes Group, Inc.	14,100	274,245
Blount International, Inc. *	12,500	129,500
Briggs & Stratton Corp.	14,100	274,950
Cascade Corp.	2,700	86,967
Chart Industries, Inc. *	8,600	172,000
China Fire & Security Group, Inc. *(a)	4,600	59,662
CIRCOR International, Inc.	4,900	162,729
Clarcor, Inc.	15,200	524,248
Colfax Corp. *	7,800	91,806
Columbus Mckinnon Corp. *	5,800	92,046
Duoyuan Printing, Inc. *	1,300	14,040
Dynamic Materials Corp.	3,600	56,232
Eastern Co. (The)	2,200	29,788
Energy Recovery, Inc. *(a)	10,500	66,150
EnPro Industries, Inc. *	6,000	174,480
ESCO Technologies, Inc.	7,900	251,299
Federal Signal Corp.	14,700	132,447
Flow International Corp. *	11,400	34,314
Force Protection, Inc. *	21,200	127,624
FreightCar America, Inc.	3,100	74,896
Gorman-Rupp Co. (The)	4,775	121,476
Graham Corp.	2,500	44,975
Greenbrier Cos., Inc. *	5,500	60,555
Hurco Cos., Inc. *	1,900	31,977
John Bean Technologies Corp.	8,700	152,598
Kadant, Inc. *	3,700	53,317
Kaydon Corp.	9,500	357,200
K-Tron International, Inc. *	700	104,979
LB Foster Co., Class A *	3,000	86,670
Lindsay Corp. (a)	3,400	140,794
Met-Pro Corp.	4,400	43,120
Middleby Corp. *	4,962	285,762
Miller Industries, Inc.	3,000	37,290
Mueller Industries, Inc.	11,100	297,369
Mueller Water Products, Inc., Class A	44,500	212,710
NACCO Industries, Inc., Class A	1,600	118,640
Nordson Corp.	10,000	679,200
Omega Flex, Inc.	800	8,400
PMFG, Inc. *(a)	4,200	55,566
Portec Rail Products, Inc.	2,400	27,888
RBC Bearings, Inc. *	6,600	210,342
Robbins & Myers, Inc.	7,900	188,178
Sauer-Danfoss, Inc. *	3,700	49,136
SmartHeat, Inc. *	2,000	21,480
Sun Hydraulics Corp.	3,800	98,724
Tecumseh Products Co., Class A *	5,100	62,577
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (continued)
March 31, 2010 (Unaudited)
NVIT Small Cap Index Fund

		Market
	Shares	Value

Common Stocks (continued)
Machinery (continued)
Tennant Co.	5,600	$153,384
Titan International, Inc. (a)	9,725	84,899
Trimas Corp. *	4,300	27,907
Twin Disc, Inc.	2,600	31,772
Watts Water Technologies, Inc., Class A	8,547	265,470

		8,156,239

Marine 0.1%
American Commercial Lines, Inc. *(a)	2,700	67,770
Eagle Bulk Shipping, Inc. *(a)	19,000	100,890
Genco Shipping & Trading Ltd. *(a)	7,700	162,547
Horizon Lines, Inc., Class A	8,000	43,520
International Shipholding Corp.	1,500	44,085
Ultrapetrol Bahamas Ltd. *	7,200	39,528

		458,340

Media 1.1%
Arbitron, Inc.	7,400	197,284
Ascent Media Corp., Class A *	4,300	117,175
Belo Corp., Class A	27,000	184,140
Carmike Cinemas, Inc. *	3,300	45,771
Cinemark Holdings, Inc.	10,100	185,234
CKX, Inc. *	18,700	114,631
Crown Media Holdings, Inc., Class A *(a)	3,600	6,912
Dolan Media Co. *	8,100	88,047
E.W. Scripps Co. (The), Class A *	9,700	81,965
Fisher Communications, Inc. *	1,900	26,790
Global Sources Ltd. *	5,395	35,121
Harte-Hanks, Inc.	11,476	147,581
Journal Communications, Inc., Class A *	13,200	55,440
Knology, Inc. *	9,000	120,960
LIN TV Corp., Class A *	6,400	36,800
Live Nation Entertainment, Inc. *	42,197	611,857
LodgeNet Interactive Corp. *	6,100	42,517
Martha Stewart Living Omnimedia, Class A *(a)	6,200	34,596
Mediacom Communications Corp., Class A *	11,900	70,805
National CineMedia, Inc.	12,800	220,928
Outdoor Channel Holdings, Inc. *	4,900	32,291
Playboy Enterprises, Inc., Class B *	3,800	13,908
PRIMEDIA, Inc.	7,183	24,710
RCN Corp. *	11,800	177,944
Reading International, Inc., Class A *(a)	6,700	28,609
Rentrak Corp. *	2,500	53,875
Scholastic Corp.	6,700	187,600
Sinclair Broadcast Group, Inc., Class A *	13,000	66,040
Valassis Communications, Inc. *	14,600	406,318
Value Line, Inc.	200	4,618
World Wrestling Entertainment, Inc., Class A	5,600	96,880

		3,517,347

Metals & Mining 1.0%
Allied Nevada Gold Corp. *	15,700	260,149
AM Castle & Co. *	5,000	65,400
AMCOL International Corp.	7,300	198,560
Brush Engineered Materials, Inc. *	6,100	137,677
Century Aluminum Co. *	16,900	232,544
China Precision Steel, Inc. *(a)	9,200	19,320
Coeur d’Alene Mines Corp. *	23,460	351,431
General Moly, Inc. *(a)	19,300	64,076
General Steel Holdings, Inc. *(a)	4,400	18,084
Haynes International, Inc.	3,600	127,908
Hecla Mining Co. *(a)	70,400	385,088
Horsehead Holding Corp. *	12,300	145,632
Kaiser Aluminum Corp.	4,600	177,422
Olympic Steel, Inc.	2,800	91,420
Paramount Gold and Silver Corp. *(a)	19,100	26,549
RTI International Metals, Inc. *	9,100	276,003
Stillwater Mining Co. *	12,200	158,356
Sutor Technology Group Ltd. *	2,800	8,120
Universal Stainless & Alloy *	2,000	47,980
US Gold Corp. *(a)	22,800	61,560
Worthington Industries, Inc.	18,000	311,220

		3,164,499

Multiline Retail 0.4%
99 Cents Only Stores *	13,100	213,530
Dillard’s, Inc., Class A	15,400	363,440
Fred’s, Inc., Class A	10,700	128,186
Retail Ventures, Inc. *	8,300	78,933
Saks, Inc. *(a)	37,600	323,360
Tuesday Morning Corp. *	9,900	65,241

		1,172,690

Multi-Utilities 0.4%
Avista Corp.	16,300	337,573
Black Hills Corp.	11,400	345,990
CH Energy Group, Inc.	4,700	191,948
NorthWestern Corp.	11,000	294,910

		1,170,421

Oil, Gas & Consumable Fuels 3.2%
Alon USA Energy, Inc. (a)	2,400	17,400
Apco Oil and Gas International, Inc.	3,100	83,886
Approach Resources, Inc. *	4,600	41,768
Arena Resources, Inc. *	11,400	380,760
Atlas Energy, Inc. *	19,700	613,064
ATP Oil & Gas Corp. *(a)	12,000	225,720
Berry Petroleum Co., Class A	14,600	411,136
Bill Barrett Corp. *	11,600	356,236

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (continued)
March 31, 2010 (Unaudited)
NVIT Small Cap Index Fund

		Market
	Shares	Value

Common Stocks (continued)
Oil, Gas & Consumable Fuels (continued)
BPZ Resources, Inc. *(a)	28,300	$208,005
Brigham Exploration Co. *	29,800	475,310
Carrizo Oil & Gas, Inc. *	8,400	192,780
Cheniere Energy, Inc. *(a)	17,800	55,002
Clayton Williams Energy, Inc. *	1,787	62,509
Clean Energy Fuels Corp. *(a)	10,600	241,468
Cloud Peak Engery, Inc. *	9,300	154,752
Contango Oil & Gas Co. *	3,600	184,140
CREDO Petroleum Corp. *	2,800	27,692
Crosstex Energy, Inc. *	12,500	108,625
Cubic Energy, Inc. *(a)	7,200	7,632
CVR Energy, Inc. *	7,400	64,750
Delek US Holdings, Inc.	4,200	30,576
Delta Petroleum Corp. *(a)	55,100	77,691
DHT Holdings, Inc.	14,100	55,272
Endeavour International Corp. *	37,700	47,879
Evergreen Energy, Inc. *(a)	41,600	7,488
FX Energy, Inc. *	13,000	44,590
General Maritime Corp.	15,018	107,980
GeoResources, Inc. *	2,400	36,648
GMX Resources, Inc. *(a)	9,500	78,090
Golar LNG Ltd. *	10,500	122,850
Goodrich Petroleum Corp. *(a)	7,471	116,847
Gran Tierra Energy, Inc. *	61,700	364,030
Green Plains Renewable Energy, Inc. *	3,300	47,091
Gulfport Energy Corp. *	7,900	88,796
Harvest Natural Resources, Inc. *	10,000	75,300
International Coal Group, Inc. *	29,300	133,901
Isramco, Inc. *	300	19,665
James River Coal Co. *	8,400	133,560
Knightsbridge Tankers Ltd.	5,100	86,394
McMoRan Exploration Co. *	23,000	336,490
Nordic American Tanker Shipping (a)	13,500	408,645
Northern Oil and Gas, Inc. *	9,900	156,915
Oilsands Quest, Inc. *	59,800	44,204
Panhandle Oil and Gas, Inc., Class A	2,300	54,349
Patriot Coal Corp. *	22,000	450,120
Penn Virginia Corp.	13,000	318,500
Petroleum Development Corp. *	5,300	122,801
PetroQuest Energy, Inc. *	14,000	70,420
PrimeEnergy Corp. *	200	5,386
Rex Energy Corp. *	8,300	94,537
Rosetta Resources, Inc. *	15,800	372,090
Ship Finance International Ltd. (a)	13,300	236,208
Stone Energy Corp. *	11,991	212,840
Swift Energy Co. *	11,300	347,362
Syntroleum Corp. *	19,100	40,492
Teekay Tankers Ltd., Class A (a)	3,500	43,995
Toreador Resources Corp. *(a)	6,600	53,988
Uranerz Energy Corp. *(a)	13,400	24,924
Uranium Energy Corp. *(a)	14,400	46,368
USEC, Inc. *	31,100	179,447
VAALCO Energy, Inc. *	17,000	83,980
Venoco, Inc. *	5,500	70,565
W&T Offshore, Inc.	10,300	86,520
Warren Resources, Inc. *	17,800	44,856
Western Refining, Inc. *(a)	12,700	69,850
Westmoreland Coal Co. *	3,200	40,384
World Fuel Services Corp.	17,800	474,192
Zion Oil & Gas, Inc. *(a)	4,790	29,650

		10,107,361

Paper & Forest Products 0.7%
Buckeye Technologies, Inc. *	11,700	153,036
Clearwater Paper Corp. *	3,185	156,861
Deltic Timber Corp.	3,200	140,960
Domtar Corp. *	12,400	798,684
Glatfelter	13,800	199,962
KapStone Paper and Packaging Corp. *	8,900	105,643
Louisiana-Pacific Corp. *	36,200	327,610
Neenah Paper, Inc.	5,000	79,200
Schweitzer-Mauduit International, Inc.	5,300	252,068
Wausau Paper Corp. *	13,200	112,728

		2,326,752

Personal Products 0.4%
American Oriental Bioengineering, Inc. *(a)	18,300	74,664
China Sky One Medical, Inc. *(a)	3,200	50,272
China-Biotics, Inc. *	2,200	39,402
Elizabeth Arden, Inc. *	7,300	131,400
Female Health Co. (The)	3,800	27,246
Inter Parfums, Inc.	4,500	66,690
Mannatech, Inc. (a)	4,800	16,032
Medifast, Inc. *	3,900	98,007
Nu Skin Enterprises, Inc., Class A	14,700	427,770
Nutraceutical International Corp. *	4,000	59,760
Prestige Brands Holdings, Inc. *	10,300	92,700
Revlon, Inc., Class A *	5,900	87,615
Schiff Nutrition International, Inc.	2,500	20,450
USANA Health Sciences, Inc. *(a)	2,100	65,961

		1,257,969

Pharmaceuticals 1.5%
Acura Pharmaceuticals, Inc. *(a)	2,700	14,553
Adolor Corp. *	13,900	25,020
Akorn, Inc. *(a)	17,000	26,010
Ardea Biosciences, Inc. *	4,300	78,518
ARYx Therapeutics, Inc. *	7,800	6,786
Auxilium Pharmaceuticals, Inc. *	13,500	420,660
AVANIR Pharmaceuticals, Inc., Class A *(a)	15,800	36,656
Biodel, Inc. *(a)	5,800	24,766
BioMimetic Therapeutics, Inc. *	4,127	54,270
BMP Sunstone Corp. *(a)	10,200	51,612
Cadence Pharmaceuticals, Inc. *(a)	8,100	73,953
Caraco Pharmaceutical Laboratories Ltd. *	3,400	20,366
Cornerstone Therapeutics, Inc. *	1,200	7,620
Cumberland Pharmaceuticals, Inc. *	2,300	24,219
Cypress Bioscience, Inc. *	11,400	55,860
Depomed, Inc. *	15,500	55,025
Discovery Laboratories, Inc. *(a)	28,100	14,612
Durect Corp. *	26,400	79,464
Hi-Tech Pharmacal Co., Inc. *	2,600	57,564
Impax Laboratories, Inc. *	18,400	328,992
Inspire Pharmaceuticals, Inc. *	18,000	112,320
ISTA Pharmaceuticals, Inc. *	9,000	36,630
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (continued)
March 31, 2010 (Unaudited)
NVIT Small Cap Index Fund

		Market
	Shares	Value

Common Stocks (continued)
Pharmaceuticals (continued)
Javelin Pharmaceuticals, Inc. *	15,200	$19,608
KV Pharmaceutical Co., Class A *(a)	9,500	16,720
Lannett Co., Inc. *	2,900	12,325
MAP Pharmaceuticals, Inc. *	2,500	39,725
Matrixx Initiatives, Inc. *	1,200	6,084
Medicines Co. (The) *	16,000	125,440
Medicis Pharmaceutical Corp., Class A	17,100	430,236
MiddleBrook Pharmaceuticals, Inc. *(a)	12,100	3,630
Nektar Therapeutics *	28,000	425,880
Obagi Medical Products, Inc. *	5,200	63,336
Optimer Pharmaceuticals, Inc. *(a)	8,700	106,836
Pain Therapeutics, Inc. *	11,500	72,105
Par Pharmaceutical Cos., Inc. *	10,500	260,400
Pozen, Inc. *	8,700	83,346
Questcor Pharmaceuticals, Inc. *	17,100	140,733
Repros Therapeutics, Inc. *	2,800	1,890
Salix Pharmaceuticals Ltd. *	16,200	603,450
Santarus, Inc. *	15,700	84,466
Sucampo Pharmaceuticals, Inc., Class A *	3,100	11,067
SuperGen, Inc. *	17,900	57,280
ViroPharma, Inc. *	23,400	318,942
Vivus, Inc. *(a)	23,900	208,408
XenoPort, Inc. *	9,000	83,340

		4,780,723

Professional Services 1.3%
Acacia Research — Acacia Technologies *	9,200	99,636
Administaff, Inc.	6,400	136,576
Advisory Board Co. (The) *	4,700	148,050
Barrett Business Services, Inc.	2,300	31,188
CBIZ, Inc. *	13,100	86,067
CDI Corp.	3,700	54,242
COMSYS IT Partners, Inc. *	4,700	82,156
Corporate Executive Board Co. (The)	10,300	273,877
CoStar Group, Inc. *	5,600	232,512
CRA International, Inc. *	3,000	68,760
Diamond Management & Technology Consultants, Inc.	7,500	58,875
Exponent, Inc. *	4,100	116,932
Franklin Covey Co. *	3,800	30,172
GP Strategies Corp. *	4,700	39,292
Heidrick & Struggles International, Inc.	4,700	131,741
Hill International, Inc. *	7,500	43,725
Huron Consulting Group, Inc. *	6,400	129,920
ICF International, Inc. *	2,800	69,552
Kelly Services, Inc., Class A *	8,500	141,610
Kforce, Inc. *	8,700	132,327
Korn/Ferry International *	12,600	222,390
Mistras Group, Inc. *	2,300	22,977
Navigant Consulting, Inc. *	14,900	180,737
Odyssey Marine Exploration, Inc. *	16,300	21,353
On Assignment, Inc. *	10,900	77,717
Resources Connection, Inc. *	13,500	258,795
School Specialty, Inc. *	5,500	124,905
SFN Group, Inc. *	15,700	125,757
Towers Watson & Co., Class A	12,700	603,250
TrueBlue, Inc. *	13,300	206,150
Volt Information Sciences, Inc. *	4,000	40,840
VSE Corp.	1,000	41,160

		4,033,241

Real Estate Investment Trusts (REITs) 6.3%
Acadia Realty Trust	12,039	215,017
Agree Realty Corp.	2,200	50,292
Alexander’s, Inc. *	605	180,974
American Campus Communities, Inc.	15,820	437,581
American Capital Agency Corp. (a)	4,200	107,520
Anworth Mortgage Asset Corp.	34,500	232,530
Apollo Commercial Real Estate Finance, Inc.	3,200	57,632
Ashford Hospitality Trust, Inc. *	13,520	96,938
Associated Estates Realty Corp.	4,800	66,192
BioMed Realty Trust, Inc.	29,700	491,238
CapLease, Inc.	14,700	81,585
Capstead Mortgage Corp.	19,700	235,612
CBL & Associates Properties, Inc.	41,600	569,920
Cedar Shopping Centers, Inc.	13,000	102,830
Chesapeake Lodging Trust *	2,212	43,068
Cogdell Spencer, Inc.	9,100	67,340
Colonial Properties Trust	18,800	242,144
Colony Financial, Inc.	4,500	90,000
Cousins Properties, Inc.	20,921	173,857
CreXus Investment Corp.	3,100	41,447
Cypress Sharpridge Investments, Inc.	4,800	64,224
DCT Industrial Trust, Inc.	61,900	323,737
Developers Diversified Realty Corp.	60,100	731,417
DiamondRock Hospitality Co. *	36,513	369,146
DuPont Fabros Technology, Inc.	8,000	172,720
Dynex Capital, Inc.	3,800	34,200
EastGroup Properties, Inc.	7,600	286,824
Education Realty Trust, Inc.	16,000	91,840
Entertainment Properties Trust	12,600	518,238
Equity Lifestyle Properties, Inc.	7,600	409,488
Equity One, Inc.	9,900	187,011
Extra Space Storage, Inc.	26,200	332,216
FelCor Lodging Trust, Inc. *	19,600	111,720
First Industrial Realty Trust, Inc. *	13,900	107,864
First Potomac Realty Trust	11,157	167,690
Franklin Street Properties Corp.	19,000	274,170
Getty Realty Corp.	5,300	124,020
Gladstone Commercial Corp.	2,700	39,015
Glimcher Realty Trust	16,000	81,120
Government Properties Income Trust	4,400	114,444
Gramercy Capital Corp. *	12,870	35,907
Hatteras Financial Corp.	11,000	283,470
Healthcare Realty Trust, Inc.	18,000	419,220
Hersha Hospitality Trust	35,715	185,004
Highwoods Properties, Inc.	21,300	675,849
Home Properties, Inc.	10,000	468,000
Inland Real Estate Corp.	21,300	194,895
Invesco Mortgage Capital, Inc.	4,400	101,200
Investors Real Estate Trust	20,200	182,204
iStar Financial, Inc. *(a)	30,300	139,077
Kilroy Realty Corp.	13,100	404,004
Kite Realty Group Trust	12,900	61,017
LaSalle Hotel Properties	19,200	447,360
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (continued)
March 31, 2010 (Unaudited)
NVIT Small Cap Index Fund

		Market
	Shares	Value

Common Stocks (continued)
Real Estate Investment Trusts (REITs) (continued)
Lexington Realty Trust	27,537	$179,266
LTC Properties, Inc.	7,000	189,420
Medical Properties Trust, Inc.	24,300	254,664
MFA Financial, Inc.	84,000	618,240
Mid-America Apartment Communities, Inc.	8,500	440,215
Mission West Properties, Inc.	5,200	35,776
Monmouth Real Estate Investment Corp., Class A	6,500	54,665
National Health Investors, Inc.	7,900	306,204
National Retail Properties, Inc.	24,186	552,166
NorthStar Realty Finance Corp.	17,986	75,721
Omega Healthcare Investors, Inc.	25,000	487,250
Parkway Properties, Inc.	6,500	122,070
Pebblebrook Hotel Trust *	5,551	116,738
Pennsylvania Real Estate Investment Trust (a)	11,700	145,899
Pennymac Mortgage Investment Trust *	4,300	71,423
Post Properties, Inc.	13,700	301,674
Potlatch Corp.	12,000	420,480
PS Business Parks, Inc.	5,400	288,360
RAIT Financial Trust *(a)	17,700	35,046
Ramco-Gershenson Properties Trust	6,700	75,442
Redwood Trust, Inc.	23,500	362,370
Resource Capital Corp.	7,500	50,700
Saul Centers, Inc.	1,900	78,660
Sovran Self Storage, Inc.	7,800	271,908
Starwood Property Trust, Inc.	13,100	252,830
Strategic Hotels & Resorts, Inc. *	19,000	80,750
Sun Communities, Inc.	5,000	126,000
Sunstone Hotel Investors, Inc. *	28,254	315,597
Tanger Factory Outlet Centers	12,300	530,868
Terreno Realty Corp. *	2,581	50,923
Transcontinental Realty Investors, Inc. *(a)	900	11,268
UMH Properties, Inc.	2,600	21,242
Universal Health Realty Income Trust	3,400	120,156
Urstadt Biddle Properties, Inc., Class A	6,800	107,508
U-Store-It Trust	23,900	172,080
Walter Investment Management Corp.	6,500	104,000
Washington Real Estate Investment Trust	17,602	537,741
Winthrop Realty Trust	3,922	47,221

		19,734,569

Real Estate Management & Development 0.1%
American Realty Investors, Inc. *(a)	600	6,450
Avatar Holdings, Inc. *	1,800	39,132
China Housing & Land Development, Inc. *(a)	6,800	25,840
Consolidated-Tomoka Land Co.	1,800	56,718
Forestar Group, Inc. *	10,900	205,792
Tejon Ranch Co. *	3,500	106,820

		440,752

Road & Rail 1.0%
Amerco, Inc. *	2,900	157,441
Arkansas Best Corp.	7,100	212,148
Avis Budget Group, Inc. *	30,300	348,450
Celadon Group, Inc. *	6,700	93,398
Dollar Thrifty Automotive Group, Inc. *	8,600	276,318
Genesee & Wyoming, Inc., Class A *	11,100	378,732
Heartland Express, Inc.	15,100	249,150
Knight Transportation, Inc.	17,000	358,530
Marten Transport Ltd. *	4,641	91,474
Old Dominion Freight Line, Inc. *	8,300	277,137
Patriot Transportation Holding, Inc. *	400	33,792
RailAmerica, Inc. *	5,600	66,080
Saia, Inc. *	3,800	52,744
Universal Truckload Services, Inc. *	1,900	33,402
USA Truck, Inc. *	2,400	38,784
Werner Enterprises, Inc.	12,000	278,040
YRC Worldwide, Inc. *	310,921	169,079

		3,114,699

Semiconductors & Semiconductor Equipment 3.7%
Actel Corp. *	7,900	109,415
Advanced Analogic Technologies, Inc. *	13,000	45,370
Advanced Energy Industries, Inc. *	9,800	162,288
Amkor Technology, Inc. *(a)	32,500	229,775
Anadigics, Inc. *	19,100	92,826
Applied Micro Circuits Corp. *	19,600	169,148
Atheros Communications, Inc. *	19,628	759,800
ATMI, Inc. *	9,500	183,445
Brooks Automation, Inc. *	19,500	171,990
Cabot Microelectronics Corp. *	7,000	264,810
Cavium Networks, Inc. *	11,000	273,460
Ceva, Inc. *	5,900	68,794
Cirrus Logic, Inc. *	20,000	167,800
Cohu, Inc.	7,100	97,767
Cymer, Inc. *	8,500	317,050
Diodes, Inc. *	9,662	216,429
DSP Group, Inc. *	6,900	57,477
Emulex Corp. *	24,700	328,016
Entegris, Inc. *	37,200	187,488
Entropic Communications, Inc. *	18,000	91,440
Exar Corp. *	10,700	75,435
FEI Co. *	11,300	258,883
FormFactor, Inc. *	14,700	261,072
GSI Technology, Inc. *	7,300	34,018
Hittite Microwave Corp. *	6,400	281,408
IXYS Corp. *	7,200	61,488
Kopin Corp. *	20,400	75,480
Kulicke & Soffa Industries, Inc. *	20,300	147,175
Lattice Semiconductor Corp. *	35,700	131,019
MEMSIC, Inc. *(a)	6,300	20,097
Micrel, Inc.	13,300	141,778
Microsemi Corp. *	24,200	419,628
Microtune, Inc. *	15,800	43,134
MIPS Technologies, Inc. *	13,600	60,656
MKS Instruments, Inc. *	14,900	291,891
Monolithic Power Systems, Inc. *	10,300	229,690
Netlogic Microsystems, Inc. *	13,400	394,362
NVE Corp. *	1,200	54,360
OmniVision Technologies, Inc. *	14,900	255,982
Pericom Semiconductor Corp. *	7,600	81,396

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (continued)
March 31, 2010 (Unaudited)
NVIT Small Cap Index Fund

		Market
	Shares	Value

Common Stocks (continued)
Semiconductors & Semiconductor Equipment (continued)
Photronics, Inc. *	14,700	$74,823
PLX Technology, Inc. *	10,500	55,335
Power Integrations, Inc.	6,700	276,040
RF Micro Devices, Inc. *	79,104	393,938
Rubicon Technology, Inc. *(a)	3,800	76,760
Rudolph Technologies, Inc. *	10,200	87,414
Semtech Corp. *	18,200	317,226
Sigma Designs, Inc. *(a)	9,500	111,435
Silicon Image, Inc. *	22,100	66,742
Silicon Storage Technology, Inc. *	24,100	73,264
Skyworks Solutions, Inc. *	48,900	762,840
Standard Microsystems Corp. *	6,600	153,648
Supertex, Inc. *	3,000	76,770
Techwell, Inc. *	4,800	89,760
Tessera Technologies, Inc. *	14,500	294,060
Trident Microsystems, Inc. *	19,100	33,234
TriQuint Semiconductor, Inc. *	43,900	307,300
Ultratech, Inc. *	6,300	85,680
Veeco Instruments, Inc. *	11,500	500,250
Virage Logic Corp. *	4,800	37,728
Volterra Semiconductor Corp. *	6,800	170,680
White Electronic Designs Corp. *	6,900	48,300
Zoran Corp. *	14,200	152,792

		11,559,559

Software 4.3%
ACI Worldwide, Inc. *	10,500	216,405
Actuate Corp. *	13,500	75,465
Advent Software, Inc. *	4,600	205,850
American Software, Inc., Class A	6,700	38,927
ArcSight, Inc. *	5,100	143,565
Ariba, Inc. *	26,000	334,100
AsiaInfo Holdings, Inc. *	9,300	246,264
Blackbaud, Inc.	13,300	335,027
Blackboard, Inc. *	9,600	399,936
Bottomline Technologies, Inc. *	7,700	129,591
Callidus Software, Inc. *	9,500	34,485
China TransInfo Technology Corp. *(a)	3,600	24,264
Chordiant Software, Inc. *	10,000	50,700
CommVault Systems, Inc. *	12,600	269,010
Concur Technologies, Inc. *	11,900	488,019
Deltek, Inc. *	4,554	34,793
DemandTec, Inc. *	6,700	46,565
Double-Take Software, Inc. *	5,100	45,441
Ebix, Inc. *(a)	6,900	110,193
Epicor Software Corp. *	15,000	143,400
EPIQ Systems, Inc. *	9,700	120,571
ePlus, Inc. *	1,000	17,550
Fair Isaac Corp.	14,000	354,760
FalconStor Software, Inc. *	11,800	41,064
Fortinet, Inc. *	3,000	52,740
GSE Systems, Inc. *	4,800	25,968
Informatica Corp. *	26,200	703,732
Interactive Intelligence, Inc. *	3,800	71,022
Jack Henry & Associates, Inc.	24,600	591,876
JDA Software Group, Inc. *	9,455	263,038
Kenexa Corp. *	6,800	93,500
Lawson Software, Inc. *	41,900	276,959
Manhattan Associates, Inc. *	6,700	170,716
Mentor Graphics Corp. *	28,500	228,570
MicroStrategy, Inc., Class A *	2,600	221,182
Monotype Imaging Holdings, Inc. *	7,500	72,975
Net 1 UEPS Technologies, Inc. *	8,700	159,993
Netscout Systems, Inc. *	7,500	110,925
NetSuite, Inc. *(a)	5,300	77,062
Opnet Technologies, Inc.	4,100	66,092
Parametric Technology Corp. *	34,500	622,725
Pegasystems, Inc.	4,500	166,500
Pervasive Software, Inc. *	4,600	23,276
Phoenix Technologies Ltd. *	9,600	30,912
Progress Software Corp. *	11,900	374,017
PROS Holdings, Inc. *	6,700	66,196
QAD, Inc. *	3,800	19,950
Quest Software, Inc. *	17,700	314,883
Radiant Systems, Inc. *	8,300	118,441
Renaissance Learning, Inc.	1,700	27,591
Rosetta Stone, Inc. *(a)	1,900	45,182
S1 Corp. *	15,800	93,220
Smith Micro Software, Inc. *	8,700	76,908
SolarWinds, Inc. *	3,700	80,142
Solera Holdings, Inc.	20,800	803,920
SonicWALL, Inc. *	16,000	139,040
Sourcefire, Inc. *	6,700	153,765
SRS Labs, Inc. *	3,400	33,796
SuccessFactors, Inc. *	13,200	251,328
Symyx Technologies, Inc. *	11,300	50,737
Synchronoss Technologies, Inc. *	5,700	110,409
Take-Two Interactive Software, Inc. *	23,900	235,415
Taleo Corp., Class A *	11,300	292,783
TeleCommunication Systems, Inc., Class A *	12,400	90,892
THQ, Inc. *	20,700	145,107
TIBCO Software, Inc. *	51,100	551,369
TiVo, Inc. *	31,500	539,280
Tyler Technologies, Inc. *	9,000	168,660
Ultimate Software Group, Inc. *	7,400	243,830
Unica Corp. *	3,900	34,671
VASCO Data Security International, Inc. *	8,800	72,600
Websense, Inc. *	13,400	305,118

		13,374,958

Specialty Retail 3.4%
America’s Car-Mart, Inc. *	2,500	60,300
AnnTaylor Stores Corp. *	17,700	366,390

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (continued)
March 31, 2010 (Unaudited)
NVIT Small Cap Index Fund

		Market
	Shares	Value

Common Stocks (continued)
Specialty Retail (continued)
Asbury Automotive Group, Inc. *	9,700	$129,010
Bebe Stores, Inc.	7,000	62,300
Big 5 Sporting Goods Corp.	6,500	98,930
Books-A-Million, Inc., Class A	1,900	13,756
Borders Group, Inc. *	14,800	25,456
Brown Shoe Co., Inc.	12,600	195,048
Buckle, Inc. (The) (a)	7,304	268,495
Build-A-Bear Workshop, Inc., Class A *	5,100	36,312
Cabela’s, Inc. *(a)	11,900	208,131
Cato Corp. (The), Class A	8,300	177,952
Charming Shoppes, Inc. *	35,000	191,100
Childrens Place Retail Stores, Inc. (The) *	6,600	294,030
Christopher & Banks Corp.	10,900	87,200
Citi Trends, Inc. *	4,400	142,736
Coldwater Creek, Inc. *	17,300	120,062
Collective Brands, Inc. *	19,300	438,882
Conn’s, Inc. *(a)	3,000	23,490
Destination Maternity Corp. *	1,800	46,188
Dress Barn, Inc. *	18,501	483,986
DSW, Inc., Class A *	3,700	94,461
Finish Line, Inc. (The), Class A	12,837	209,500
Genesco, Inc. *	6,400	198,464
Group 1 Automotive, Inc. *	6,800	216,648
Gymboree Corp. *	8,700	449,181
Haverty Furniture Cos., Inc.	5,400	88,128
hhgregg, Inc. *	3,600	90,864
Hibbett Sports, Inc. *	8,700	222,546
HOT Topic, Inc. *	11,500	74,750
J Crew Group, Inc. *	15,000	688,500
Jo-Ann Stores, Inc. *	7,900	331,642
Jos. A. Bank Clothiers, Inc. *	5,500	300,575
Kirkland’s, Inc. *	3,800	79,800
Lithia Motors, Inc., Class A *	6,400	40,960
Lumber Liquidators Holdings, Inc. *	4,300	114,681
Men’s Wearhouse, Inc. (The)	15,500	371,070
Midas, Inc. *	4,200	47,376
Monro Muffler Brake, Inc.	5,150	184,164
New York & Co., Inc. *	7,500	35,925
OfficeMax, Inc. *	22,700	372,734
Pacific Sunwear Of California *	19,900	105,669
PEP Boys-Manny Moe & Jack	14,700	147,735
Pier 1 Imports, Inc. *	32,800	208,936
Rent-A-Center, Inc., Class A *	19,000	449,350
Rex Stores Corp. *	2,200	35,640
Rue21, Inc. *	1,600	55,472
Sally Beauty Holdings, Inc. *	28,500	254,220
Shoe Carnival, Inc. *	2,800	64,008
Sonic Automotive, Inc., Class A *	8,400	92,400
Stage Stores, Inc.	11,500	176,985
Stein Mart, Inc. *	7,700	69,531
Syms Corp. *	2,200	21,912
Systemax, Inc.	3,400	73,916
Talbots, Inc. *(a)	7,500	97,200
Tractor Supply Co.	10,700	621,135
Ulta Salon Cosmetics & Fragrance, Inc. *	8,400	190,008
Vitamin Shoppe, Inc. *	2,200	49,390
West Marine, Inc. *	4,300	46,655
Wet Seal, Inc. (The), Class A *	29,400	139,944
Zale Corp. *(a)	3,500	9,590
Zumiez, Inc. *	6,100	124,989

		10,716,408

Textiles, Apparel & Luxury Goods 2.3%
American Apparel, Inc. *	10,800	32,724
Carter’s, Inc. *	16,400	494,460
Cherokee, Inc.	1,663	29,934
Columbia Sportswear Co.	3,300	173,349
CROCS, Inc. *	25,200	221,004
Deckers Outdoor Corp. *	3,900	538,200
Fossil, Inc. *	14,000	528,360
Fuqi International, Inc. *(a)	3,700	40,330
G-III Apparel Group Ltd. *	3,900	107,484
Iconix Brand Group, Inc. *	21,600	331,776
Jones Apparel Group, Inc.	25,700	488,814
Kenneth Cole Productions, Inc., Class A *	1,300	16,653
K-Swiss, Inc., Class A *	8,700	91,002
Liz Claiborne, Inc. *	27,000	200,610
Lululemon Athletica, Inc. *(a)	12,300	510,450
Maidenform Brands, Inc. *	5,600	122,360
Movado Group, Inc. *	4,900	55,272
Oxford Industries, Inc.	3,800	77,254
Perry Ellis International, Inc. *	2,300	52,095
Quiksilver, Inc. *	38,800	183,524
Skechers U.S.A., Inc., Class A *	10,000	363,200
Steven Madden Ltd. *	4,400	214,720
Timberland Co. (The), Class A *	13,200	281,688
True Religion Apparel, Inc. *	7,100	215,556
Under Armour, Inc., Class A *(a)	10,000	294,100
Unifi, Inc. *	13,500	49,140
UniFirst Corp.	4,200	216,300
Volcom, Inc. *	5,700	111,264
Warnaco Group, Inc. (The) *	13,600	648,856
Weyco Group, Inc.	2,100	49,392
Wolverine World Wide, Inc.	14,700	428,652

		7,168,523

Thrifts & Mortgage Finance 1.4%
Abington Bancorp, Inc.	6,600	52,140
Astoria Financial Corp.	25,500	369,750
Bank Mutual Corp.	14,200	92,300
BankFinancial Corp.	6,500	59,605
Beneficial Mutual Bancorp, Inc. *	10,700	101,436
Berkshire Hills Bancorp, Inc.	4,200	76,986
Brookline Bancorp, Inc.	17,600	187,264
Brooklyn Federal Bancorp, Inc.	1,500	12,600
Cheviot Financial Corp.	1,500	13,830
Clifton Savings Bancorp, Inc. (a)	3,100	28,737
Dime Community Bancshares	7,800	98,514
Doral Financial Corp. *	2,000	8,620
ESB Financial Corp. (a)	2,900	37,381
ESSA Bancorp, Inc.	4,600	57,684
First Defiance Financial Corp.	2,500	25,300
First Financial Holdings, Inc.	4,100	61,746
First Financial Northwest, Inc.	5,500	37,565
First Financial Service Corp. (a)	1,600	14,000
Flagstar Bancorp, Inc. *(a)	33,551	20,131
Flushing Financial Corp.	8,000	101,280

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (continued)
March 31, 2010 (Unaudited)
NVIT Small Cap Index Fund

		Market
	Shares	Value

Common Stocks (continued)
Thrifts & Mortgage Finance (continued)
Fox Chase Bancorp, Inc. *	1,800	$19,458
Heritage Financial Group	400	4,832
Home Federal Bancorp, Inc.	5,100	74,001
Kearny Financial Corp.	5,500	57,365
Kentucky First Federal Bancorp (a)	800	8,392
K-Fed Bancorp (a)	1,800	16,056
Legacy Bancorp, Inc.	2,200	20,878
Meridian Interstate Bancorp, Inc. *	3,200	33,280
MGIC Investment Corp. *(a)	37,300	409,181
NASB Financial, Inc. (a)	1,000	23,120
NewAlliance Bancshares, Inc.	31,800	401,316
Northeast Community Bancorp, Inc. (a)	1,700	12,223
Northwest Bancshares, Inc.	11,500	135,010
OceanFirst Financial Corp.	3,000	34,080
Ocwen Financial Corp. *	16,900	187,421
Oritani Financial Corp.	2,900	46,603
PMI Group, Inc. (The) *(a)	18,600	100,812
Provident Financial Services, Inc.	17,830	212,177
Provident New York Bancorp	10,800	102,384
Prudential Bancorp, Inc. of Pennsylvania	1,100	9,284
Radian Group, Inc. (a)	23,600	369,104
Rockville Financial, Inc.	2,600	31,694
Roma Financial Corp.	2,800	35,112
Territorial Bancorp, Inc.	3,500	66,605
Tree.com, Inc. *	1,800	16,470
Trustco Bank Corp.	23,100	142,527
United Financial Bancorp, Inc.	4,900	68,502
ViewPoint Financial Group	3,400	55,114
Waterstone Financial, Inc. *(a)	2,300	8,326
Westfield Financial, Inc.	9,400	86,386
WSFS Financial Corp.	1,900	74,100

		4,318,682

Tobacco 0.2%
Alliance One International, Inc. *	24,600	125,214
Star Scientific, Inc. *(a)	20,800	53,040
Universal Corp.	7,500	395,175
Vector Group Ltd. (a)	11,750	181,302

		754,731

Trading Companies & Distributors 0.8%
Aceto Corp.	7,100	42,884
Aircastle Ltd.	14,900	141,103
Applied Industrial Technologies, Inc.	12,600	313,110
Beacon Roofing Supply, Inc. *	12,600	241,038
BlueLinx Holdings, Inc. *(a)	5,100	19,431
DXP Enterprises, Inc. *	2,300	29,371
H&E Equipment Services, Inc. *	8,000	86,240
Houston Wire & Cable Co.	5,300	61,374
Interline Brands, Inc. *	9,800	187,572
Kaman Corp.	7,800	195,078
Lawson Products, Inc.	1,300	20,111
RSC Holdings, Inc. *	14,800	117,808
Rush Enterprises, Inc., Class A *	10,450	138,045
TAL International Group, Inc.	4,700	93,906
Textainer Group Holdings Ltd.	3,000	64,650
Titan Machinery, Inc. *	2,900	39,701
United Rentals, Inc. *	18,100	169,778
Watsco, Inc.	7,648	435,018
Willis Lease Finance Corp. *	1,400	22,092

		2,418,310

Transportation Infrastructure 0.0%†
CAI International, Inc. *	3,000	36,960

Water Utilities 0.3%
American States Water Co.	5,500	190,850
Artesian Resources Corp., Class A	1,900	33,554
Cadiz, Inc. *(a)	3,200	40,864
California Water Service Group	5,800	218,138
Connecticut Water Service, Inc.	2,500	58,175
Consolidated Water Co., Ltd. (a)	4,800	65,184
Middlesex Water Co.	4,100	69,905
Pennichuck Corp.	1,300	30,563
SJW Corp.	4,300	109,306
Southwest Water Co.	7,300	76,212
York Water Co. (The)	4,300	59,125

		951,876

Wireless Telecommunication Services 0.3%
NTELOS Holdings Corp.	9,100	161,889
Shenandoah Telecommunications Co.	7,700	144,760
Syniverse Holdings, Inc. *	20,469	398,531
USA Mobility, Inc. *	5,400	68,418

		773,598

Total Common Stocks (cost $318,454,258)		303,731,643

	Number of	Market
	Warrants	Value

Warrant 0.0%
Oil, Gas & Consumable Fuels 0.0%
Greenhunter Energy, Inc., expiring 9/16/2011*(c)	100	0

Total Warrant (cost $–)		0

		Market
	Shares	Value

Exchange Traded Fund 0.0%
Capital Markets 0.0%†
Kayne Anderson Energy Development Co.	3,000	48,480

Total Exchange Traded Fund (cost $64,346)		48,480

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (continued)
March 31, 2010 (Unaudited)
NVIT Small Cap Index Fund

		Market
	Shares	Value

Mutual Fund 3.0%
Money Market Fund 3.0%
Invesco AIM Liquid Assets Portfolio, 0.11% (d)	9,212,827	9,212,827

Total Mutual Fund (cost $9,212,827)		9,212,827

	Principal	Market
	Amount	Value

Repurchase Agreement 6.3%
Morgan Stanley, 0.02%, dated 03/31/2010, due 04/01/2010, repurchase price $19,486,775, collateralized by U.S. Government Agency Mortgages ranging from 4.50% - 6.50%, maturing 01/01/2019 - 03/01/2040; total market value of $19,878,546. (e)	$19,486,764	$19,486,764

Total Repurchase Agreement (cost $19,486,764)		19,486,764

Total Investments (cost $347,218,195) (f) — 106.7%		332,479,714

Liabilities in excess of other assets — (6.7%)		(20,793,991)

NET ASSETS — 100.0%		$311,685,723

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at March 31, 2010. The total value of securities on loan at March 31, 2010 was $18,635,432.

(b)	A security or a portion of a security was used to cover the margin requirement for futures contracts.

(c)	Fair Valued Security.

(d)	Represents 7-day effective yield as of March 31, 2010.

(e)	The security was purchased with cash collateral held from securities on loan. The total value of this security as of March 31, 2010 was $19,486,764.

(f)	At March 31, 2010, the tax basis cost of the Fund’s investments was $353,982,978, tax unrealized appreciation and depreciation were $39,053,971 and $(60,557,235), respectively.

†	Amount rounds to less than 0.1%.

Ltd.	Limited

NA	National Association

NV	Public Traded Company

REIT	Real Estate Investment Trust

SA	Stock Company
At March 31, 2010, the Fund’s open futures contracts were as follows:

Number			Notional Value
of			Covered by	Unrealized
Contracts	Long Contracts	Expiration	Contracts	Appreciation

120	Russell 2000 Mini Future	06/18/10	$8,125,200	$22,566
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (continued)
March 31, 2010 (Unaudited)
NVIT Small Cap Index Fund
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:
Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2010:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$303,731,643	$—	$—	$303,731,643
Exchange Traded Fund	48,480	—	—	48,480
Future	22,566	—	—	22,566
Mutual Fund	9,212,827	—	—	9,212,827
Repurchase Agreement	—	19,486,764	—	19,486,764
Warrant	—	—	—	—

Total	$313,015,516	$19,486,764	$—	$332,502,280

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Warrant
Balance as of 12/31/09	$—
Accrued Accretion/(Amortization)	—
Change in Unrealized Appreciation/(Depreciation)	—
Realized gain/(loss)	—
Net Purchases/(Sales)	—
Transfers In/(Out) of Level 3	—

Balance as of 03/31/10	$—

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (continued)
March 31, 2010 (Unaudited)
NVIT Small Cap Index Fund
Amounts designated as “-”, which may include fair valued securities, are zero or have been rounded to zero.
The Fund is subject to the provisions of FASB ASC 815, “Derivatives and Hedging” (formerly known as SFAS 161). The standard requires enhanced disclosure about an entity’s derivative and hedging activities.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2010. Please see below for information on the Fund’s policy regarding the objectives and strategies for using futures contracts.
Futures Contracts
The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund may enter into financial futures contracts (“futures contracts”) to gain exposure to, or hedge against changes in, the value of equities. The Fund may also enter into futures contracts for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to enter into and maintain futures contracts may not exceed 5% of the Fund’s NAV after taking into account unrealized gains and unrealized losses on such futures contracts.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. Futures contracts involve minimal counterparty credit risk to the Fund because futures contracts are exchange-traded, and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees futures contracts against default.
Fair Values of Derivative Instruments as of March 31, 2010
     Derivatives not accounted for as hedging instruments under ASC 815

Assets:	Fair Value
Equity contracts	$22,566

Total	$22,566

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments
March 31, 2010 (Unaudited)
NVIT Technology and Communications Fund

		Market
	Shares	Value

Common Stocks 91.0%
BERMUDA 3.6%
Semiconductors & Semiconductor Equipment 3.6%
Marvell Technology Group Ltd.*	75,500	$1,538,690

GERMANY 2.0%
Computers & Peripherals 2.0%
Wincor Nixdorf AG	12,895	873,605

HONG KONG 2.2%
Semiconductors & Semiconductor Equipment 2.2%
ASM Pacific Technology Ltd.	102,770	971,815

JAPAN 2.2%
Machinery 2.2%
Fanuc Ltd.	9,093	966,453

SINGAPORE 2.0%
Semiconductors & Semiconductor Equipment 2.0%
Avago Technologies Ltd.*	43,028	884,656

UNITED KINGDOM 2.4%
Wireless Telecommunication Services 2.4%
Vodafone Group PLC	446,945	1,033,747

UNITED STATES 76.6%
Communications Equipment 16.1%
Brocade Communications Systems, Inc.*	114,600	654,366
Cisco Systems, Inc.*	74,409	1,936,866
F5 Networks, Inc.*	19,220	1,182,222
QUALCOMM, Inc.	48,657	2,043,108
Tellabs, Inc.*	158,000	1,196,060

		7,012,622

Computers & Peripherals 11.6%
Apple, Inc.*	5,907	1,387,732
EMC Corp.*	93,030	1,678,261
Hewlett-Packard Co.	37,100	1,971,865

		5,037,858

Information Technology Services 13.8%
Alliance Data Systems Corp.*(a)	26,960	1,725,170
Cognizant Technology Solutions Corp., Class A*	37,945	1,934,436
Paychex, Inc.	40,301	1,237,241
Visa, Inc., Class A	12,140	1,105,104

		6,001,951

Internet Software & Services 6.1%
Google, Inc., Class A*	3,105	1,760,566
Yahoo!, Inc.*	52,600	869,478

		2,630,044

Media 1.6%
Comcast Corp., Class A	37,000	696,340

Semiconductors & Semiconductor Equipment 6.5%
Intel Corp.	93,401	2,079,106

NVIDIA Corp.*	43,870	762,461

		2,841,567

Software 19.0%
Adobe Systems, Inc.*	37,440	1,324,253
ANSYS, Inc.*	24,111	1,040,149
Concur Technologies, Inc.*	22,200	910,422
McAfee, Inc.*	36,810	1,477,185
Oracle Corp.	94,428	2,425,855
Solera Holdings, Inc.	28,090	1,085,679

		8,263,543

Wireless Telecommunication Services 1.9%
American Tower Corp., Class A*	19,571	833,920

		33,317,845

Total Common Stocks (cost $32,219,256)		39,586,811

Preferred Stock 3.5%

REPUBLIC OF KOREA 3.5%
Semiconductors & Semiconductor Equipment 3.5%
Samsung Electronics Co. Ltd.(b)	6,502	1,545,851

Total Preferred Stock (cost $1,104,130)		1,545,851

Mutual Fund 5.6%

Money Market Fund 5.6%
Invesco AIM Liquid Assets Portfolio, 0.11% (c)	2,425,692	2,425,692

Total Mutual Fund (cost $2,425,692)		2,425,692

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT Technology and Communications Fund

	Principal	Market
	Amount	Value

Repurchase Agreement 3.7%
Morgan Stanley, 0.02%, dated 03/31/10, due 04/01/10, repurchase price $1,604,490, collateralized by U.S. Government Agency Mortgages 4.50% - 6.50%, maturing 01/01/19 — 03/01/40; total market value of $1,636,746. (d)	$1,604,489	$1,604,489

Total Repurchase Agreement (cost $1,604,489)		1,604,489

Total Investments (cost $37,353,567) (e) — 103.8%		45,162,843

Liabilities in excess of other assets — (3.8)%		(1,666,633)

NET ASSETS — 100.0%		$43,496,210

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at March 31, 2010. The total value of securities on loan at March 31, 2010 was $1,567,499.

(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at March 31, 2010 was $1,545,851 which represents 3.55% of net assets.

(c)	Represents 7-day effective yield as of March 31, 2010.

(d)	The security was purchased with cash collateral held from securities on loan. The total value of this security as of March 31, 2010 was $1,604,489.

(e)	At March 31, 2010, the tax basis cost of the Fund’s investments was $38,804,462, tax unrealized appreciation and depreciation were $6,770,989 and $(412,608), respectively.

AG	Stock Corporation

Ltd.	Limited

PLC	Public Limited Company
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT Technology and Communications Fund
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:

Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2010:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$35,741,191	$3,845,620	$—	$39,586,811
Mutual Fund	2,425,692	—	—	2,425,692
Preferred Stock	—	1,545,851	—	1,545,851
Repurchase Agreement	—	1,604,489	—	1,604,489

Total	$38,166,883	$6,995,960	$—	$45,162,843

Amounts designated as “-” are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments
March 31, 2010 (Unaudited)
NVIT U.S. Growth Leaders Fund

		Market
	Shares	Value

Common Stocks 97.5%
Aerospace & Defense 2.8%
Precision Castparts Corp.	6,800	$861,628

Beverages 2.1%
PepsiCo, Inc.	9,700	641,752

Biotechnology 3.2%
Gilead Sciences, Inc. *	21,840	993,283

Capital Markets 3.0%
Goldman Sachs Group, Inc. (The)	5,460	931,640

Chemicals 4.5%
Potash Corp. of Saskatchewan, Inc.	5,000	596,750
Praxair, Inc.	9,500	788,500

		1,385,250

Communications Equipment 2.9%
F5 Networks, Inc. *	14,800	910,348

Computers & Peripherals 8.6%
Apple, Inc. *	6,900	1,621,017
Hewlett-Packard Co.	19,600	1,041,740

		2,662,757

Diversified Financial Services 3.6%
JPMorgan Chase & Co.	24,800	1,109,800

Energy Equipment & Services 6.1%
Cameron International Corp. *	14,800	634,328
Halliburton Co.	41,300	1,244,369

		1,878,697

Food & Staples Retailing 1.8%
CVS Caremark Corp.	15,380	562,293

Food Products 1.5%
Kellogg Co.	8,700	464,841

Health Care Equipment & Supplies 7.0%
Baxter International, Inc.	16,060	934,692
Hill-Rom Holdings, Inc.	29,400	799,974
Masimo Corp.	15,800	419,490

		2,154,156

Hotels, Restaurants & Leisure 5.0%
Starwood Hotels & Resorts Worldwide, Inc.	22,900	1,068,056
WMS Industries, Inc. *	11,700	490,698

		1,558,754

Industrial Conglomerates 3.0%
3M Co.	11,300	944,341

Information Technology Services 5.4%
Alliance Data Systems Corp. *	8,500	543,915
Visa, Inc., Class A	12,220	1,112,386

		1,656,301

Internet & Catalog Retail 2.7%
priceline.com, Inc. *	3,219	820,845

Internet Software & Services 5.0%
Google, Inc., Class A *	1,660	941,236
Yahoo!, Inc. *	37,200	614,916

		1,556,152

Machinery 8.3%
Danaher Corp.	17,200	1,374,452
Parker Hannifin Corp.	18,500	1,197,690

		2,572,142

Multiline Retail 3.5%
Target Corp.	20,500	1,078,300

Oil, Gas & Consumable Fuels 5.6%
Apache Corp.	9,060	919,590
Southwestern Energy Co. *	19,700	802,184

		1,721,774

Semiconductors & Semiconductor Equipment 5.2%
Marvell Technology Group Ltd. *	54,500	1,110,710
Silicon Laboratories, Inc. *	10,500	500,535

		1,611,245

Software 5.1%
McAfee, Inc. *	11,700	469,521
Oracle Corp.	43,530	1,118,286

		1,587,807

Specialty Retail 1.6%
Aeropostale, Inc. *	17,725	511,012

Total Common Stocks (cost $24,790,535)		30,175,118

Mutual Fund 2.4%

Money Market Fund 2.4%
Invesco AIM Liquid Assets Portfolio, 0.11% (a)	736,635	736,635

Total Mutual Fund (cost $736,635)		736,635

Total Investments (cost $25,527,170) (b) — 99.9%		30,911,753

Other assets in excess of liabilities — 0.1%		39,139

NET ASSETS — 100.0%		$30,950,892

*	Denotes a non-income producing security.

(a)	Represents 7-day effective yield as of March 31, 2010.

(b)	At March 31, 2010, the tax basis cost of the Fund’s investments was $26,232,381, tax unrealized appreciation and depreciation were $4,813,019 and $(133,647), respectively.

Ltd.	Limited
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
NVIT U.S. Growth Leaders Fund
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:

Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2010:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$30,175,118	$—	$—	$30,175,118
Mutual Fund	736,635	—	—	736,635

Total	$30,911,753	$—	$—	$30,911,753

Amounts designated as “-” are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments
March 31, 2010 (Unaudited)
Oppenheimer NVIT Large Cap Growth Fund

		Market
	Shares	Value

Common Stocks 97.6%
Aerospace & Defense 2.3%
General Dynamics Corp.	850	$65,620
Goodrich Corp.	870	61,352
Lockheed Martin Corp.	1,375	114,428

		241,400

Beverages 1.9%
PepsiCo, Inc.	3,035	200,796

Biotechnology 3.3%
Amgen, Inc. *	1,515	90,536
Celgene Corp. *	2,430	150,563
Gilead Sciences, Inc. *	2,380	108,243

		349,342

Capital Markets 3.3%
Charles Schwab Corp. (The)	4,315	80,647
Credit Suisse Group AG REG	1,942	99,959
Goldman Sachs Group, Inc. (The)	725	123,707
T. Rowe Price Group, Inc.	820	45,043

		349,356

Chemicals 4.4%
Celanese Corp. Series A,	1,795	57,171
Monsanto Co.	2,405	171,765
Potash Corp. of Saskatchewan, Inc.	800	95,480
Praxair, Inc.	1,620	134,460

		458,876

Commercial Banks 0.7%
Wells Fargo & Co.	2,285	71,109

Communications Equipment 5.8%
Juniper Networks, Inc. *	3,195	98,023
QUALCOMM, Inc.	7,245	304,218
Research In Motion Ltd. *	2,770	204,841

		607,082

Computers & Peripherals 7.1%
Apple, Inc. *	1,375	323,029
Hewlett-Packard Co.	6,000	318,900
NetApp, Inc. *	3,140	102,238

		744,167

Diversified Consumer Services 1.1%
Apollo Group, Inc., Class A *	1,925	117,983

Diversified Financial Services 4.0%
BM&F Bovespa SA	11,005	73,888
CME Group, Inc.	190	60,061
IntercontinentalExchange, Inc. *	1,005	112,741
JPMorgan Chase & Co.	2,525	112,994
MSCI, Inc., Class A *	1,550	55,955

		415,639

Electrical Equipment 2.4%
ABB Ltd. REG *	6,598	144,236
First Solar, Inc. *	875	107,319

		251,555

Electronic Equipment, Instruments & Components 0.6%
Corning, Inc.	2,860	57,801

Energy Equipment & Services 3.0%
Cameron International Corp. *	1,980	84,863
Halliburton Co.	3,165	95,361
Schlumberger Ltd.	2,180	138,343

		318,567

Food & Staples Retailing 2.0%
Walgreen Co.	1,230	45,621
Wal-Mart Stores, Inc.	3,000	166,800

		212,421

Food Products 2.2%
Nestle SA REG	3,075	157,569
Unilever NV CVA	2,290	69,279

		226,848

Health Care Equipment & Supplies 4.0%
Baxter International, Inc.	3,365	195,843
DENTSPLY International, Inc.	2,225	77,541
St. Jude Medical, Inc. *	1,545	63,422
Stryker Corp.	1,490	85,258

		422,064

Health Care Providers & Services 3.6%
Express Scripts, Inc. *	1,990	202,502
Henry Schein, Inc. *	1,325	78,043
Medco Health Solutions, Inc. *	1,485	95,872

		376,417

Hotels, Restaurants & Leisure 0.6%
McDonald’s Corp.	1,015	67,721

Household Products 0.9%
Colgate-Palmolive Co.	1,100	93,786

Information Technology Services 5.1%
Cognizant Technology Solutions Corp., Class A *	850	43,333
MasterCard, Inc., Class A	760	193,040
Visa, Inc., Class A	2,560	233,037
Western Union Co. (The)	3,810	64,617

		534,027

Internet & Catalog Retail 1.1%
Amazon.com, Inc. *	865	117,406

Internet Software & Services 5.5%
eBay, Inc. *	6,440	173,558

Google, Inc., Class A *	705	399,742

		573,300

Life Sciences Tools & Services 1.3%
Thermo Fisher Scientific, Inc. *	2,705	139,145

Machinery 0.7%
Joy Global, Inc.	1,230	69,618

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report

1

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
Oppenheimer NVIT Large Cap Growth Fund

		Market
	Shares	Value

Common Stocks (continued)
Media 2.7%
Cablevision Systems Corp., Class A	4,210	$101,629
Madison Square Garden, Inc., Class A *	975	21,187
McGraw-Hill Cos., Inc. (The)	2,075	73,974
Walt Disney Co. (The)	2,525	88,148

		284,938

Metals & Mining 0.7%
Xstrata PLC *	3,635	68,797

Oil, Gas & Consumable Fuels 4.6%
Apache Corp.	995	100,993
Cobalt International Energy, Inc. *	1,835	24,956
EOG Resources, Inc.	440	40,894
Occidental Petroleum Corp.	2,335	197,401
Range Resources Corp.	1,305	61,165
Southwestern Energy Co. *	1,295	52,732

		478,141

Pharmaceuticals 3.6%
Allergan, Inc.	2,375	155,135
Novo Nordisk AS, Class B	855	66,002
Roche Holding AG	548	89,001
Shire PLC	3,045	67,107

		377,245

Professional Services 0.3%
Verisk Analytics, Inc., Class A *	1,055	29,751

Real Estate Management & Development 0.6%
Jones Lang LaSalle, Inc.	850	61,957

Road & Rail 0.4%
Union Pacific Corp.	515	37,749

Semiconductors & Semiconductor Equipment 4.2%
Broadcom Corp., Class A	4,755	157,771
LSI Corp. *	5,680	34,762
MEMC Electronic Materials, Inc. *	5,780	88,607
NVIDIA Corp. *	8,935	155,290

		436,430

Software 6.0%
Adobe Systems, Inc. *	4,955	175,258
Microsoft Corp.	6,545	191,572
Oracle Corp.	8,125	208,731
Salesforce.com, Inc. *	670	49,882

		625,443

Specialty Retail 1.2%
Bed Bath & Beyond, Inc. *	2,530	110,713
TJX Cos., Inc.	360	15,307

		126,020

Textiles, Apparel & Luxury Goods 3.1%
Coach, Inc.	3,770	148,990
NIKE, Inc., Class B	1,375	101,063
Polo Ralph Lauren Corp.	920	78,237

		328,290

Tobacco 1.0%
Philip Morris International, Inc.	1,985	103,538

Wireless Telecommunication Services 2.3%
Crown Castle International Corp. *	3,245	124,056
NII Holdings, Inc. *	2,730	113,732

		237,788

Total Common Stocks (cost $8,642,649)		10,212,513

		Market
	Shares	Value

Mutual Fund 4.4%
Money Market Fund 4.4%
Invesco AIM Liquid Assets Portfolio, 0.11% (a)	460,991	460,991

Total Mutual Fund (cost $460,991)		460,991

Total Investments (cost $9,103,640) (b) — 102.0%		10,673,504

Liabilities in excess of other assets — (2.0%)		(213,543)

NET ASSETS — 100.0%		$10,459,961

*	Denotes a non-income producing security.

(a)	Represents 7-day effective yield as of March 31, 2010.

(b)	At March 31, 2010, the tax basis cost of the Fund’s investments was $9,107,005, tax unrealized appreciation and depreciation were $1,609,926 and $(43,427), respectively.

AG	Stock Corporation

AS	Stock Corporation

CVA	Dutch Certificate

Ltd.	Limited

NV	Public Traded Company

PLC	Public Limited Company

REG	Registered Shares

SA	Stock Company
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report

2

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
Oppenheimer NVIT Large Cap Growth Fund
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:

Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2010:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$9,450,563	$761,950	$—	$10,212,513
Mutual Fund	460,991	—	—	460,991

Total	$9,911,554	$761,950	$—	$10,673,504

Amounts designated as “-” are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report

3

Statement of Investments
March 31, 2010 (Unaudited)
Templeton NVIT International Value Fund

		Market
	Shares	Value

Common Stocks 95.6%
AUSTRIA 0.8%
Diversified Telecommunication Services 0.8%
Telekom Austria AG	172,610	$2,413,437

BRAZIL 3.4%
Aerospace & Defense 1.1%
Empresa Brasileira de Aeronautica SA ADR	134,460	3,221,662

Metals & Mining 0.6%
Vale SA ADR	67,360	1,869,914

Oil, Gas & Consumable Fuels 1.7%
Petroleo Brasileiro SA ADR	125,870	4,983,193

		10,074,769

CANADA 1.0%
Oil, Gas & Consumable Fuels 1.0%
Husky Energy, Inc.	103,000	2,954,157

CHINA 1.2%
Diversified Telecommunication Services 1.2%
China Telecom Corp., Ltd., H Shares	7,116,000	3,500,296

DENMARK 1.0%
Electrical Equipment 1.0%
Vestas Wind Systems AS*	57,190	3,111,389

FRANCE 10.0%
Auto Components 1.5%
Compagnie Generale des Etablissements Michelin, Class B REG	61,800	4,551,497

Diversified Telecommunication Services 1.8%
France Telecom SA	222,630	5,332,587

Hotels, Restaurants & Leisure 0.6%
Accor SA	29,980	1,658,969

Insurance 1.3%
AXA SA	182,314	4,044,608

Media 1.0%
Vivendi SA	115,860	3,098,159

Multi-Utilities 0.8%
GDF Suez	58,930	2,278,044

Oil, Gas & Consumable Fuels 1.3%
Total SA	69,290	4,021,448

Pharmaceuticals 1.7%
Sanofi-Aventis SA	67,320	5,023,979

		30,009,291

GERMANY 13.9%
Air Freight & Logistics 1.3%
Deutsche Post AG REG	231,460	4,008,818

Automobiles 1.7%
Bayerische Motoren Werke AG	107,430	4,956,084

Electric Utilities 1.7%
E.ON AG	133,520	4,936,314

Health Care Providers & Services 1.5%
Celesio AG	142,120	4,542,225

Industrial Conglomerates 2.1%
Siemens AG REG	63,550	6,349,723

Insurance 1.6%
Muenchener Rueckversicherungs AG REG	30,020	4,869,741

Pharmaceuticals 1.1%
Merck KGaA	40,300	3,267,311

Semiconductors & Semiconductor Equipment 1.2%
Infineon Technologies AG*	529,580	3,667,580

Software 1.7%
SAP AG	105,130	5,089,748

		41,687,544

HONG KONG 3.7%
Industrial Conglomerates 0.6%
Hutchison Whampoa Ltd.	240,000	1,752,795

Real Estate Management & Development 1.8%
Cheung Kong Holdings Ltd.	158,000	2,031,729

Swire Pacific Ltd., Class A	277,000	3,329,459

		5,361,188

Wireless Telecommunication Services 1.3%
China Mobile Ltd.	406,500	3,909,082

		11,023,065

INDIA 1.5%
Commercial Banks 1.5%
ICICI Bank Ltd. ADR	104,940	4,480,938

IRELAND 0.5%
Construction Materials 0.5%
CRH PLC	58,630	1,464,976

ITALY 3.1%
Commercial Banks 2.0%
Intesa Sanpaolo SpA*	776,729	2,892,589

UniCredit SpA*	1,030,763	3,039,255

		5,931,844

Oil, Gas & Consumable Fuels 1.1%
ENI SpA	147,487	3,459,482

		9,391,326

JAPAN 2.9%
Commercial Banks 0.9%
Mitsubishi UFJ Financial Group, Inc.	500,900	2,625,544

Electronic Equipment, Instruments & Components 0.7%
FUJIFILM Holdings Corp.	64,200	2,211,409

Software 1.3%
Nintendo Co., Ltd.	11,600	3,890,218

		8,727,171

NETHERLANDS 8.7%
Chemicals 0.8%
Akzo Nobel NV	39,890	2,272,105

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
Templeton NVIT International Value Fund

		Market
	Shares	Value

Common Stocks (continued)
Diversified Financial Services 1.6%
ING Groep NV CVA*	488,166	$4,836,526

Energy Equipment & Services 0.0%†
SBM Offshore NV	3,292	65,778

Food Products 1.8%
Unilever NV CVA	179,510	5,430,680

Unilever NV NYRS NYRS	60	1,810

		5,432,490

Industrial Conglomerates 2.0%
Koninklijke Philips Electronics NV	183,110	5,875,294

Oil, Gas & Consumable Fuels 1.7%
Royal Dutch Shell PLC, Class B ADR	93,650	5,181,654

Professional Services 0.8%
Randstad Holding NV*	52,090	2,473,682

		26,137,529

NORWAY 2.8%
Diversified Telecommunication Services 1.7%
Telenor ASA*	375,870	5,101,107

Oil, Gas & Consumable Fuels 1.1%
StatoilHydro ASA	137,910	3,209,078

		8,310,185

PORTUGAL 1.2%
Diversified Telecommunication Services 1.2%
Portugal Telecom SGPS SA REG	336,850	3,759,585

REPUBLIC OF KOREA 3.2%
Commercial Banks 1.1%
KB Financial Group, Inc. ADR	72,775	3,490,289

Semiconductors & Semiconductor Equipment 2.1%
Samsung Electronics Co., Ltd. GDR(a)(b)	17,000	6,245,428

		9,735,717

SINGAPORE 3.1%
Commercial Banks 1.9%
DBS Group Holdings Ltd.	563,000	5,740,212

Diversified Telecommunication Services 1.2%
Singapore Telecommunications Ltd.	1,594,000	3,605,703

		9,345,915

SPAIN 4.2%
Commercial Banks 0.0%†
Banco Santander SA	6,312	83,723

Diversified Telecommunication Services 1.9%
Telefonica SA	244,173	5,785,559

Electric Utilities 1.1%
Iberdrola SA	379,112	3,210,193

Oil, Gas & Consumable Fuels 1.2%
Repsol YPF SA	151,975	3,600,024

		12,679,499

SWEDEN 2.2%
Communications Equipment 1.2%
Telefonaktiebolaget LM Ericsson, Class B	345,190	3,619,668

Machinery 1.0%
Atlas Copco AB, Class A	200,040	3,100,327

		6,719,995

SWITZERLAND 9.0%
Capital Markets 0.8%
UBS AG REG*	137,790	2,243,221

Food Products 2.0%
Nestle SA REG	117,760	6,034,258

Insurance 1.5%
Swiss Reinsurance Co. Ltd. REG*	90,750	4,452,690

Life Sciences Tools & Services 0.3%
Lonza Group AG REG	10,432	852,145

Pharmaceuticals 3.2%
Novartis AG REG	123,600	6,686,012

Roche Holding AG	17,890	2,905,525

		9,591,537

Professional Services 1.2%
Adecco SA REG	65,570	3,722,518

		26,896,369

TAIWAN 2.1%
Computers & Peripherals 0.5%
Compal Electronics, Inc. GDR(b)	240,017	1,570,122

Semiconductors & Semiconductor Equipment 1.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	2,431,214	4,711,064

		6,281,186

UNITED KINGDOM 16.1%
Aerospace & Defense 2.3%
BAE Systems PLC	685,020	3,862,064

Rolls-Royce Group PLC*	334,590	3,029,322

		6,891,386

Airlines 0.9%
British Airways PLC*	739,690	2,735,529

Commercial Banks 2.5%
HSBC Holdings PLC	337,200	3,425,952

Standard Chartered PLC	146,860	4,003,011

		7,428,963

Insurance 1.0%
Aviva PLC	495,940	2,897,213

Media 2.6%
British Sky Broadcasting Group PLC	372,580	3,403,942

Pearson PLC	285,800	4,480,525

		7,884,467

Multiline Retail 0.7%
Marks & Spencer Group PLC	387,990	2,180,545

Oil, Gas & Consumable Fuels 1.9%
BP PLC	597,320	5,653,728

Pharmaceuticals 1.9%
GlaxoSmithKline PLC	293,410	5,631,939

Specialty Retail 0.7%
Kingfisher PLC	626,550	2,040,004

Wireless Telecommunication Services 1.6%
Vodafone Group PLC	2,097,670	4,851,741

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
Templeton NVIT International Value Fund

		Market
	Shares	Value

Common Stocks (continued)
		$48,195,515

Total Common Stocks (cost $233,674,155)		286,899,854

Mutual Fund 4.4%
Money Market Fund 4.4%
Invesco AIM Liquid Assets Portfolio, 0.11% (c)	13,240,821	13,240,821

Total Mutual Fund (cost $13,240,821)		13,240,821

Total Investments (cost $246,914,976) (d) — 100.0%		300,140,675

Liabilities in excess of other assets — 0.0%		(19,491)

NET ASSETS — 100.0%		$300,121,184

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at March 31, 2010 was $7,815,550 which represents 2.60% of net assets.

(c)	Represents 7-day effective yield as of March 31, 2010.

(d)	At March 31, 2010, the tax basis cost of the Fund’s investments was $246,914,977 tax unrealized appreciation and depreciation were $54,432,223 and $(1,206,525), respectively.

†	Amount rounds to less than 0.1%.

AB	Stock Company

ADR	American Depositary Receipt

AG	Stock Corporation

AS	Stock Corporation

ASA	Stock Corporation

CVA	Dutch Certificate

GDR	Global Depositary Receipt

KGaA	Limited Partnership with shares

Ltd.	Limited

NV	Public Traded Company

NYRS	New York Registry Shares

PLC	Public Limited Company

REG	Registered Shares

SA	Stock Company

SGPS	Holding Enterprise

SpA	Limited Share Company
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
Templeton NVIT International Value Fund
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:
Level 1: Quoted prices in active markets for identical assets.
Level 2: Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).
Level 3: Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2010:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$28,426,838	$258,473,016	$—	$286,899,854
Mutual Fund	13,240,821	—	—	13,240,821

Total	$41,667,659	$258,473,016	$—	$300,140,675

Amounts designated as “-” are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments
March 31, 2010 (Unaudited)
Van Kampen NVIT Comstock Value Fund

		Market
	Shares	Value

Common Stocks 96.0%
Aerospace & Defense 0.8%
Honeywell International, Inc.	37,500	$1,697,625

Beverages 1.5%
Coca-Cola Co. (The)	44,900	2,469,500
PepsiCo, Inc.	9,700	641,752

		3,111,252

Capital Markets 3.3%
Bank of New York Mellon Corp. (The)	136,821	4,225,032
Goldman Sachs Group, Inc. (The)	10,700	1,825,741
State Street Corp.	18,700	844,118

		6,894,891

Chemicals 0.7%
E.I. du Pont de Nemours & Co.	37,495	1,396,314

Commercial Banks 3.2%
PNC Financial Services Group, Inc.	45,900	2,740,230
U.S. Bancorp	59,900	1,550,212
Wells Fargo & Co.	77,300	2,405,576

		6,696,018

Communications Equipment 1.1%
Cisco Systems, Inc. *	88,500	2,303,655

Computers & Peripherals 2.0%
Dell, Inc. *	126,075	1,892,386
Hewlett-Packard Co.	42,800	2,274,820

		4,167,206

Diversified Financial Services 6.1%
Bank of America Corp.	292,009	5,212,361
Citigroup, Inc. *	481,000	1,948,050
JPMorgan Chase & Co.	121,500	5,437,125

		12,597,536

Diversified Telecommunication Services 3.0%
AT&T, Inc.	93,100	2,405,704
Verizon Communications, Inc.	124,910	3,874,708

		6,280,412

Electrical Equipment 0.7%
Emerson Electric Co.	26,900	1,354,146

Energy Equipment & Services 1.5%
Halliburton Co.	99,700	3,003,961

Food & Staples Retailing 3.7%
CVS Caremark Corp.	72,600	2,654,256
Wal-Mart Stores, Inc.	91,400	5,081,840

		7,736,096

Food Products 3.2%
Kraft Foods, Inc., Class A	99,711	3,015,260
Unilever NV NYRS	117,100	3,531,736

		6,546,996

Health Care Equipment & Supplies 0.4%
Boston Scientific Corp. *	104,600	755,212

Health Care Providers & Services 3.4%
Cardinal Health, Inc.	104,300	3,757,929
UnitedHealth Group, Inc.	51,000	1,666,170
WellPoint, Inc. *	25,100	1,615,938

		7,040,037

Household Products 0.4%
Procter & Gamble Co. (The)	14,500	917,415

Industrial Conglomerates 1.4%
General Electric Co.	162,600	2,959,320

Information Technology Services 0.8%
Accenture PLC, Class A	26,600	1,115,870
Western Union Co. (The)	27,000	457,920

		1,573,790

Insurance 10.7%
Aflac, Inc.	20,600	1,118,374
Berkshire Hathaway, Inc., Class B *	27,000	2,194,290
Chubb Corp.	209,180	10,845,983
MetLife, Inc.	69,600	3,016,464
Primerica, Inc. *	1,400	21,000
Torchmark Corp.	24,100	1,289,591
Travelers Cos., Inc. (The)	67,600	3,646,344

		22,132,046

Internet Software & Services 4.3%
eBay, Inc. *	223,500	6,023,325
Yahoo!, Inc. *	169,800	2,806,794

		8,830,119

Machinery 0.9%
Ingersoll-Rand PLC	55,100	1,921,337

Media 15.1%
Comcast Corp., Class A	499,815	9,406,518
DIRECTV Group, Inc. (The), Class A *	78,465	2,652,902
News Corp., Class B	205,000	3,487,050
Time Warner Cable, Inc.	54,926	2,928,105
Time Warner, Inc.	112,300	3,511,621
Viacom, Inc., Class B *	272,700	9,375,426

		31,361,622

Metals & Mining 0.8%
Alcoa, Inc.	116,500	1,658,960

Multiline Retail 1.6%
J.C. Penney Co., Inc.	51,000	1,640,670
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
Van Kampen NVIT Comstock Value Fund

		Market
	Shares	Value

Common Stocks (continued)
Multiline Retail (continued)
Macy’s, Inc.	45,358	$987,444
Target Corp.	14,300	752,180

		3,380,294

Multi-Utilities 0.3%
Sempra Energy	12,400	618,760

Oil, Gas & Consumable Fuels 5.7%
BP PLC ADR	27,600	1,575,132
Chevron Corp.	49,000	3,715,670
ConocoPhillips	55,600	2,845,052
Royal Dutch Shell PLC, Class A ADR	35,400	2,048,244
Total SA ADR	28,400	1,647,768

		11,831,866

Paper & Forest Products 2.5%
International Paper Co.	209,674	5,160,077

Pharmaceuticals 9.6%
Abbott Laboratories	28,400	1,496,112
Bristol-Myers Squibb Co.	155,451	4,150,542
Eli Lilly & Co.	64,100	2,321,702
GlaxoSmithKline PLC ADR	26,200	1,009,224
Merck & Co., Inc.	109,660	4,095,801
Pfizer, Inc.	312,860	5,365,549
Roche Holding AG ADR	37,700	1,527,604

		19,966,534

Semiconductors & Semiconductor Equipment 2.0%
Intel Corp.	134,200	2,987,292
KLA-Tencor Corp.	36,500	1,128,580

		4,115,872

Software 0.4%
Microsoft Corp.	25,100	734,677

Specialty Retail 2.1%
Home Depot, Inc.	72,800	2,355,080
Lowe’s Cos., Inc.	81,700	1,980,408

		4,335,488

Tobacco 2.0%
Altria Group, Inc.	85,550	1,755,486
Philip Morris International, Inc.	44,250	2,308,080

		4,063,566

Wireless Telecommunication Services 0.8%
Vodafone Group PLC ADR	70,700	1,646,603

Total Common Stocks (cost $174,097,125)		198,789,703

Mutual Fund 4.1%
Money Market Fund 4.1%
Invesco AIM Liquid Assets Portfolio, 0.11% (a)	8,565,302	8,565,302

Total Mutual Fund (cost $8,565,302)		8,565,302

Total Investments (cost $182,662,427) (b) — 100.1%		207,355,005

Liabilities in excess of other assets — (0.1%)		(108,469)

NET ASSETS — 100.0%		$207,246,536

*	Denotes a non-income producing security.

(a)	Represents 7-day effective yield as of March 31, 2010.

(b)	At March 31, 2010, the tax basis cost of the Fund’s investments was $197,646,152, tax unrealized appreciation and depreciation were $14,510,799 and $(4,801,946), respectively.

ADR	American Depositary Receipt

AG	Stock Corporation

NV	Public Traded Company

NYRS	New York Registry Shares

PLC	Public Limited Company

SA	Stock Company
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
Van Kampen NVIT Comstock Value Fund
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:
Level 1: Quoted prices in active markets for identical assets.
Level 2: Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).
Level 3: Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2010:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$198,789,703	$—	$—	$198,789,703
Mutual Fund	8,565,302	—	—	8,565,302

Total	$207,355,005	$—	$—	$207,355,005

Amounts designated as “-” are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments
March 31, 2010 (Unaudited)
Van Kampen NVIT Real Estate Fund

		Market
	Shares	Value

Common Stocks 96.4%
Chemicals — Diversified 0.8%
Keystone Industrial Fund LP *(a)	2,700,000	$2,236,675

Health Care Providers & Services 1.3%
Assisted Living Concepts, Inc., Class A *	92,418	3,035,007
Capital Senior Living Corp. *	69,431	365,207

		3,400,214

Hotels, Restaurants & Leisure 4.6%
Morgans Hotel Group Co. *	155,586	997,306
Starwood Hotels & Resorts Worldwide, Inc.	243,621	11,362,484

		12,359,790

Real Estate Investment Trusts (REITs) 85.1%
Acadia Realty Trust	114,649	2,047,631
AMB Property Corp.	116,044	3,161,039
Apartment Investment & Management Co., Class A	52,998	975,693
AvalonBay Communities, Inc.	133,084	11,491,803
Boston Properties, Inc.	178,826	13,490,633
BRCP REIT II, LLC *(a)	2,381,870	833,655
BRCP REIT, LLC I *(a)	1,255,145	470,409
Cabot Industrial Value Fund LP *(a)	5,040	2,066,400
Camden Property Trust	137,389	5,719,504
Colony Financial, Inc.	55,300	1,106,000
Cousins Properties, Inc.	223,520	1,857,455
CreXus Investment Corp.	51,430	687,619
DCT Industrial Trust, Inc.	321,351	1,680,666
Digital Realty Trust, Inc.	23,396	1,268,063
Douglas Emmett, Inc.	4,430	68,089
Duke Realty Corp.	111,768	1,385,923
Equity Lifestyle Properties, Inc.	112,946	6,085,530
Equity One, Inc.	5,841	110,336
Equity Residential	653,642	25,590,084
Essex Property Trust, Inc.	4,159	374,102
Extendicare Real Estate Investment Trust	14,738	151,929
Federal Realty Investment Trust	73,787	5,372,431
HCP, Inc.	297,914	9,831,162
Healthcare Realty Trust, Inc.	240,888	5,610,282
Host Hotels & Resorts, Inc.	793,138	11,619,472
HRPT Properties Trust	51,580	401,292
Kilroy Realty Corp.	38,023	1,172,629
Kite Realty Group Trust	65,696	310,742
Lexington Realty Trust	3,880	25,259
Liberty Property Trust	62,707	2,128,276
LTC Properties, Inc.	17,476	472,901
Macerich Co. (The)	8,207	314,403
Mack-Cali Realty Corp.	107,850	3,801,713
Nationwide Health Properties, Inc.	9,165	322,150
Pebblebrook Hotel Trust *	42,470	893,144
Plum Creek Timber Co., Inc.	194,991	7,587,100
Post Properties, Inc.	123,196	2,712,776
PS Business Parks, Inc.	36,507	1,949,474
Public Storage	163,693	15,058,119
Rayonier, Inc.	29,605	1,344,955
Regency Centers Corp.	295,632	11,077,331
Retail Opportunity Investments Corp. *	191,291	1,935,865
Senior Housing Properties Trust	444,844	9,853,295
Simon Property Group, Inc.	348,104	29,205,926
Sovran Self Storage, Inc.	37,563	1,309,446
Starwood Property Trust, Inc.	82,479	1,591,845
Taubman Centers, Inc.	53,573	2,138,634
Ventas, Inc.	108,496	5,151,390
Vornado Realty Trust	232,434	17,595,254

		231,409,829

Real Estate Management & Development 4.6%
Brookfield Properties Corp.	485,164	7,452,119
Forest City Enterprises, Inc., Class A *	357,975	5,158,420

		12,610,539

Total Common Stocks (cost $206,270,893)		262,017,047

Mutual Fund 3.1%
Money Market Fund 3.1%
Invesco AIM Liquid Assets Portfolio, 0.11% (b)	8,475,780	8,475,780

Total Mutual Fund (cost $8,475,780)		8,475,780

Total Investments (cost $214,746,673) (c) — 99.5%		270,492,827

Other assets in excess of liabilities — 0.5%		1,301,415

NET ASSETS — 100.0%		$271,794,242

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	Represents 7-day effective yield as of March 31, 2010.

(c)	At March 31, 2010, the tax basis cost of the Fund’s investments was $216,082,291, tax unrealized appreciation and depreciation were $55,607,696 and $(1,197,160), respectively.

LP	Limited Partnership

REIT	Real Estate Investment Trust
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
March 31, 2010 (Unaudited)
Van Kampen NVIT Real Estate Fund
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:
Level 1: Quoted prices in active markets for identical assets.
Level 2: Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).
Level 3: Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2010:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$256,409,908	$—	$5,607,139	$262,017,047
Mutual Fund	8,475,780	—	—	8,475,780

Total	$264,885,688	$—	$5,607,139	$270,492,827

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Common Stocks
Balance as of 12/31/09	$5,500,404
Accrued Accretion/(Amortization)	—
Change in Unrealized Appreciation/(Depreciation)	(216,784)
Realized gains/(losses)	—
Net Purchases/(Sales)	323,519
Transfers In/(Out) of Level 3	—

Balance as of 03/31/10	$5,607,139

Amounts designated as “-” are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Item 2. Controls and Procedures.
(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).
The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within ninety (90) days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).
Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	NATIONWIDE VARIABLE INSURANCE TRUST

By (Signature and Title)	/s/ Name:	JOSEPH A. FINELLI Joseph A. Finelli
	Title:	Principal Financial Officer
	Date:	May 27, 2010
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Name:	MICHAEL S. SPANGLER Michael S. Spangler
	Title:	Principal Executive Officer
	Date:	May 27, 2010

By (Signature and Title)	/s/ Name:	JOSEPH A. FINELLI Joseph A. Finelli
	Title:	Principal Financial Officer
	Date:	May 27, 2010